UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: July 31, 2014

Item 1.    Reports to Stockholders

This filing is on behalf of thirty-five of the forty Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JULY 31, 2014

Dear SunAmerica Series Trust Investor:

We are pleased to present our semiannual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended July 31, 2014. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust, SunAmerica Series Trust and Seasons Series Trust

September 1, 2014

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59½, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE July 31, 2014

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at February 1, 2014 and held until July 31, 2014. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Six Months Ended July 31, 2014” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Six Months Ended July 31, 2014” column and the “Expense Ratio as of July 31, 2014” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended July 31, 2014” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Six Months Ended July 31, 2014” column and the “Expense Ratio as of July 31, 2014” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended July 31, 2014” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2014

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2014	Ending Account Value Using Actual Return at July 31, 2014	Expenses Paid During the Six Months Ended July 31, 2014*	Beginning Account Value at February 1, 2014	Ending Account Value Using a Hypothetical 5% Assumed Return at July 31, 2014	Expenses Paid During the Six Months Ended July 31, 2014*	Expense Ratio as of July 31, 2014*
Cash Management#
Class 1	$1,000.00	$999.06	$2.23	$1,000.00	$1,022.56	$2.26	0.45%
Class 2	$1,000.00	$998.10	$2.97	$1,000.00	$1,021.82	$3.01	0.60%
Class 3	$1,000.00	$997.13	$3.47	$1,000.00	$1,021.32	$3.51	0.70%
Corporate Bond
Class 1	$1,000.00	$1,034.84	$2.77	$1,000.00	$1,022.07	$2.76	0.55%
Class 2	$1,000.00	$1,034.15	$3.53	$1,000.00	$1,021.32	$3.51	0.70%
Class 3	$1,000.00	$1,033.56	$4.03	$1,000.00	$1,020.83	$4.01	0.80%
Global Bond
Class 1	$1,000.00	$1,030.17	$3.57	$1,000.00	$1,021.27	$3.56	0.71%
Class 2	$1,000.00	$1,029.46	$4.28	$1,000.00	$1,020.58	$4.26	0.85%
Class 3	$1,000.00	$1,028.75	$4.78	$1,000.00	$1,020.08	$4.76	0.95%
High-Yield Bond
Class 1	$1,000.00	$1,036.42	$3.28	$1,000.00	$1,021.57	$3.26	0.65%
Class 2	$1,000.00	$1,036.48	$4.04	$1,000.00	$1,020.83	$4.01	0.80%
Class 3	$1,000.00	$1,036.67	$4.54	$1,000.00	$1,020.33	$4.51	0.90%
Total Return Bond
Class 1	$1,000.00	$1,016.97	$3.20	$1,000.00	$1,021.62	$3.21	0.64%
Class 2	$1,000.00	$1,017.06	$3.95	$1,000.00	$1,020.88	$3.96	0.79%
Class 3	$1,000.00	$1,016.00	$4.45	$1,000.00	$1,020.38	$4.46	0.89%
Balanced
Class 1	$1,000.00	$1,070.70	$3.75	$1,000.00	$1,021.17	$3.66	0.73%
Class 2	$1,000.00	$1,070.28	$4.52	$1,000.00	$1,020.43	$4.41	0.88%
Class 3	$1,000.00	$1,069.35	$5.03	$1,000.00	$1,019.93	$4.91	0.98%
MFS Total Return
Class 1	$1,000.00	$1,062.04	$3.53	$1,000.00	$1,021.37	$3.46	0.69%
Class 2	$1,000.00	$1,061.52	$4.29	$1,000.00	$1,020.63	$4.21	0.84%
Class 3	$1,000.00	$1,061.10	$4.80	$1,000.00	$1,020.13	$4.71	0.94%
SunAmerica Dynamic Allocation
Class 3	$1,000.00	$1,044.67	$2.43	$1,000.00	$1,022.41	$2.41	0.48%
SunAmerica Dynamic Strategy
Class 3	$1,000.00	$1,043.59	$2.58	$1,000.00	$1,022.27	$2.56	0.51%
VCP Total Return BalancedSM#
Class 3	$1,000.00	$1,055.13	$5.91	$1,000.00	$1,019.04	$5.81	1.16%
VCPSM Value#
Class 3	$1,000.00	$1,065.44	$6.30	$1,000.00	$1,018.70	$6.16	1.23%
Telecom Utility
Class 1	$1,000.00	$1,115.99	$4.98	$1,000.00	$1,020.08	$4.76	0.95%
Class 2	$1,000.00	$1,115.11	$5.77	$1,000.00	$1,019.34	$5.51	1.10%
Class 3	$1,000.00	$1,114.65	$6.29	$1,000.00	$1,018.84	$6.01	1.20%
Equity Index
Class 1	$1,000.00	$1,091.03	$2.33	$1,000.00	$1,022.56	$2.26	0.45%
Growth-Income
Class 1	$1,000.00	$1,088.60	$3.16	$1,000.00	$1,021.77	$3.06	0.61%
Class 2	$1,000.00	$1,087.67	$3.93	$1,000.00	$1,021.03	$3.81	0.76%
Class 3	$1,000.00	$1,087.16	$4.45	$1,000.00	$1,020.53	$4.31	0.86%
Equity Opportunities
Class 1	$1,000.00	$1,082.64	$4.29	$1,000.00	$1,020.68	$4.16	0.83%
Class 2	$1,000.00	$1,082.14	$5.06	$1,000.00	$1,019.93	$4.91	0.98%
Class 3	$1,000.00	$1,081.10	$5.57	$1,000.00	$1,019.44	$5.41	1.08%
Davis Venture Value
Class 1	$1,000.00	$1,072.44	$3.85	$1,000.00	$1,021.08	$3.76	0.75%
Class 2	$1,000.00	$1,071.79	$4.62	$1,000.00	$1,020.33	$4.51	0.90%
Class 3	$1,000.00	$1,071.27	$5.14	$1,000.00	$1,019.84	$5.01	1.00%
“Dogs” of Wall Street
Class 1	$1,000.00	$1,077.30	$3.50	$1,000.00	$1,021.42	$3.41	0.68%
Class 2	$1,000.00	$1,075.79	$4.27	$1,000.00	$1,020.68	$4.16	0.83%
Class 3	$1,000.00	$1,075.22	$4.79	$1,000.00	$1,020.18	$4.66	0.93%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2014

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2014	Ending Account Value Using Actual Return at July 31, 2014	Expenses Paid During the Six Months Ended July 31, 2014*	Beginning Account Value at February 1, 2014	Ending Account Value Using a Hypothetical 5% Assumed Return at July 31, 2014	Expenses Paid During the Six Months Ended July 31, 2014*	Expense Ratio as of July 31, 2014*
Alliance Growth
Class 1	$1,000.00	$1,075.15	$3.40	$1,000.00	$1,021.52	$3.31	0.66%
Class 2	$1,000.00	$1,074.12	$4.17	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$1,073.88	$4.68	$1,000.00	$1,020.28	$4.56	0.91%
Capital Growth#
Class 1	$1,000.00	$1,052.50	$4.63	$1,000.00	$1,020.28	$4.56	0.91%
Class 2	$1,000.00	$1,051.48	$5.39	$1,000.00	$1,019.54	$5.31	1.06%
Class 3	$1,000.00	$1,050.98	$5.90	$1,000.00	$1,019.04	$5.81	1.16%
MFS Massachusetts Investors Trust
Class 1	$1,000.00	$1,067.53	$3.69	$1,000.00	$1,021.22	$3.61	0.72%
Class 2	$1,000.00	$1,066.57	$4.46	$1,000.00	$1,020.48	$4.36	0.87%
Class 3	$1,000.00	$1,065.76	$4.97	$1,000.00	$1,019.98	$4.86	0.97%
Fundamental Growth
Class 1	$1,000.00	$1,041.94	$4.46	$1,000.00	$1,020.43	$4.41	0.88%
Class 2	$1,000.00	$1,040.79	$5.21	$1,000.00	$1,019.69	$5.16	1.03%
Class 3	$1,000.00	$1,040.36	$5.72	$1,000.00	$1,019.19	$5.66	1.13%
Blue Chip Growth
Class 1	$1,000.00	$1,078.83	$3.92	$1,000.00	$1,021.03	$3.81	0.76%
Class 2	$1,000.00	$1,077.92	$4.74	$1,000.00	$1,020.23	$4.61	0.92%
Class 3	$1,000.00	$1,076.00	$5.25	$1,000.00	$1,019.74	$5.11	1.02%
Real Estate
Class 1	$1,000.00	$1,133.61	$4.34	$1,000.00	$1,020.73	$4.11	0.82%
Class 2	$1,000.00	$1,133.29	$5.13	$1,000.00	$1,019.98	$4.86	0.97%
Class 3	$1,000.00	$1,131.78	$5.66	$1,000.00	$1,019.49	$5.36	1.07%
Small Company Value
Class 1	$1,000.00	$1,027.28	$5.03	$1,000.00	$1,019.84	$5.01	1.00%
Class 3	$1,000.00	$1,025.84	$6.28	$1,000.00	$1,018.60	$6.26	1.25%
Mid-Cap Growth
Class 1	$1,000.00	$1,041.21	$4.10	$1,000.00	$1,020.78	$4.06	0.81%
Class 2	$1,000.00	$1,040.79	$4.86	$1,000.00	$1,020.03	$4.81	0.96%
Class 3	$1,000.00	$1,040.05	$5.36	$1,000.00	$1,019.54	$5.31	1.06%
Aggressive Growth
Class 1	$1,000.00	$975.80	$3.97	$1,000.00	$1,020.78	$4.06	0.81%
Class 2	$1,000.00	$974.90	$4.70	$1,000.00	$1,020.03	$4.81	0.96%
Class 3	$1,000.00	$975.31	$5.19	$1,000.00	$1,019.54	$5.31	1.06%
Growth Opportunities
Class 1	$1,000.00	$959.84	$3.84	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$958.00	$4.56	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$958.46	$5.05	$1,000.00	$1,019.64	$5.21	1.04%
Marsico Focused Growth
Class 1	$1,000.00	$1,067.31	$4.61	$1,000.00	$1,020.33	$4.51	0.90%
Class 2	$1,000.00	$1,066.40	$5.38	$1,000.00	$1,019.59	$5.26	1.05%
Class 3	$1,000.00	$1,066.12	$5.89	$1,000.00	$1,019.09	$5.76	1.15%
Technology#
Class 1	$1,000.00	$1,119.89	$5.89	$1,000.00	$1,019.24	$5.61	1.12%
Class 2	$1,000.00	$1,116.34	$6.66	$1,000.00	$1,018.50	$6.36	1.27%
Class 3	$1,000.00	$1,114.85	$7.18	$1,000.00	$1,018.00	$6.85	1.37%
Small & Mid Cap Value
Class 1	$1,000.00	$1,072.77	$4.88	$1,000.00	$1,020.08	$4.76	0.95%
Class 2	$1,000.00	$1,071.93	$5.65	$1,000.00	$1,019.34	$5.51	1.10%
Class 3	$1,000.00	$1,071.33	$6.16	$1,000.00	$1,018.84	$6.01	1.20%
International Growth and Income#
Class 1	$1,000.00	$1,039.73	$4.65	$1,000.00	$1,020.23	$4.61	0.92%
Class 2	$1,000.00	$1,038.61	$5.41	$1,000.00	$1,019.49	$5.36	1.07%
Class 3	$1,000.00	$1,037.75	$5.91	$1,000.00	$1,018.99	$5.86	1.17%
Global Equities
Class 1	$1,000.00	$1,073.46	$4.11	$1,000.00	$1,020.83	$4.01	0.80%
Class 2	$1,000.00	$1,072.53	$4.88	$1,000.00	$1,020.08	$4.76	0.95%
Class 3	$1,000.00	$1,071.67	$5.39	$1,000.00	$1,019.59	$5.26	1.05%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2014

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2014	Ending Account Value Using Actual Return at July 31, 2014	Expenses Paid During the Six Months Ended July 31, 2014*	Beginning Account Value at February 1, 2014	Ending Account Value Using a Hypothetical 5% Assumed Return at July 31, 2014	Expenses Paid During the Six Months Ended July 31, 2014*	Expense Ratio as of July 31, 2014*
International Diversified Equities
Class 1	$1,000.00	$1,051.57	$4.68	$1,000.00	$1,020.23	$4.61	0.92%
Class 2	$1,000.00	$1,050.81	$5.44	$1,000.00	$1,019.49	$5.36	1.07%
Class 3	$1,000.00	$1,050.92	$5.95	$1,000.00	$1,018.99	$5.86	1.17%
Emerging Markets#
Class 1	$1,000.00	$1,126.90	$5.91	$1,000.00	$1,019.24	$5.61	1.12%
Class 2	$1,000.00	$1,126.39	$6.70	$1,000.00	$1,018.50	$6.36	1.27%
Class 3	$1,000.00	$1,125.87	$7.22	$1,000.00	$1,018.00	$6.85	1.37%
Foreign Value
Class 1	$1,000.00	$1,051.77	$4.22	$1,000.00	$1,020.68	$4.16	0.83%
Class 2	$1,000.00	$1,051.25	$4.98	$1,000.00	$1,019.93	$4.91	0.98%
Class 3	$1,000.00	$1,050.73	$5.49	$1,000.00	$1,019.44	$5.41	1.08%

*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2014” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2014” and the “Expense Ratios” would have been lower.

6

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Industry Allocation*

Banks-Foreign-US Branches	33.6%
Asset Backed Commercial Paper/Fully Supported	13.3
Banks-Foreign	10.8
Banks-Domestic	9.7
Asset Backed Commercial Paper/Auto	8.1
Insurance	3.6
Asset Backed Commercial Paper/Diversified	3.3
Asset Backed Commercial Paper/Repurchase Agreement Backed	3.1
Municipal	2.9
Diversified	2.3
Brokerage/Investment	1.4
Food & Beverage	1.0
Automobile	0.9
Government-Related Enitity	0.5
Software	0.2
Student Loan	0.2
U.S. Government Agencies	0.2
Higher Education	0.1

95.2%

Credit Quality#†

P-1	90.3%
Not Rated@	2.8
A1	2.4
Aa1	1.5
Aa2e	1.2
Aa3	1.1
Aaa	0.5
Government-Agency	0.2

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Weighted	Average days to Maturity — 50.7 days

7

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 95.2%
Asset-Backed Commercial Paper — 27.9%
Albion Capital Corp 0.19% due 08/15/2014*	$465,000	$464,966
Albion Capital Corp 0.20% due 08/15/2014*	670,000	669,948
Albion Capital Corp 0.20% due 08/21/2014*	2,235,000	2,234,752
Chariot Funding LLC 0.21% due 11/12/2014*	1,000,000	999,570
Chariot Funding LLC 0.21% due 12/15/2014*	2,035,000	2,033,677
Charta LLC 0.21% due 11/10/2014*	3,000,000	2,998,351
Ciesco LLC 0.14% due 08/12/2014	886,000	885,962
Collateralized Commercial Paper Co. LLC 0.25% due 09/10/2014	2,150,000	2,149,403
Collateralized Commercial Paper Co. LLC 0.25% due 09/17/2014	3,500,000	3,498,858
Collateralized Commercial Paper Co. LLC 0.25% due 10/20/2014	1,500,000	1,499,430
Collateralized Commercial Paper Co. LLC 0.25% due 12/01/2014	1,500,000	1,498,905
Gotham Funding Corp. 0.16% due 09/05/2014*	1,750,000	1,749,728
Jupiter Securitization Co. LLC 0.21% due 12/03/2014*	2,200,000	2,198,526
Jupiter Securitization Co. LLC 0.21% due 12/08/2014*	1,000,000	999,290
Jupiter Securitization Co. LLC 0.21% due 01/07/2015*	670,000	669,343
Jupiter Securitization Co. LLC 0.22% due 08/04/2014*	1,180,000	1,179,978
Jupiter Securitization Co. LLC 0.22% due 10/01/2014*	890,000	889,742
Jupiter Securitization Co. LLC 0.22% due 11/03/2014*	445,000	444,786
Kells Funding LLC 0.23% due 08/27/2014*	3,000,000	2,999,502
Kells Funding LLC FRS 0.24% due 06/25/2015*	713,000	712,865
Kells Funding LLC 0.24% due 08/12/2014*	3,000,000	2,999,780
Kells Funding LLC 0.24% due 08/19/2014*	490,000	489,941
Kells Funding LLC 0.24% due 08/22/2014*	1,745,000	1,744,756
Kells Funding LLC 0.24% due 09/02/2014*	960,000	959,795
Kells Funding LLC FRS 0.24% due 04/23/2015*	1,500,000	1,499,880
Liberty Street Funding LLC 0.17% due 08/05/2014*	750,000	749,986
LMA Americas LLC 0.16% due 08/11/2014*	4,450,000	4,449,802
Manhattan Asset Funding Co. LLC 0.16% due 08/21/2014*	743,000	742,934
Manhattan Asset Funding Co. LLC 0.18% due 09/03/2014*	1,800,000	1,799,703

Security Description	Principal Amount	Value (Note 2)

Asset-Backed Commercial Paper (continued)
Matchpoint Master Trust 0.11% due 08/01/2014*	$10,680,000	$10,680,000
Old Line Funding LLC 0.22% due 10/09/2014*	800,000	799,872
Old Line Funding LLC 0.23% due 08/08/2014*	3,000,000	2,999,866
Old Line Funding LLC 0.23% due 08/13/2014*	1,310,000	1,309,900
Old Line Funding LLC 0.23% due 09/02/2014*	350,000	349,928
Old Line Funding LLC 0.24% due 09/12/2014*	560,000	559,843
Old Line Funding LLC 0.24% due 09/23/2014*	1,345,000	1,344,525
Old Line Funding LLC 0.24% due 10/01/2014*	1,360,000	1,360,163
Old Line Funding LLC 0.24% due 10/09/2014*	930,000	930,112
Old Line Funding LLC 0.24% due 10/10/2014*	525,000	525,063
Old Line Funding LLC 0.25% due 01/21/2015*	385,000	384,529
Regency Markets No. 1 LLC 0.12% due 08/01/2014*	1,987,000	1,987,000
Regency Markets No. 1 LLC 0.12% due 08/07/2014*	500,000	499,990
Thunder Bay Funding LLC 0.22% due 09/12/2014*	460,000	459,882
Thunder Bay Funding LLC 0.22% due 09/22/2014*	290,000	289,908
Thunder Bay Funding LLC 0.24% due 10/09/2014*	865,000	864,689
Thunder Bay Funding LLC 0.24% due 01/21/2015*	2,500,000	2,497,462
Thunder Bay Funding LLC 0.24% due 10/01/2014*	820,000	819,746
Thunder Bay Funding LLC 0.25% due 01/21/2015*	340,000	339,655
Working Capital Management Co. 0.13% due 08/04/2014*	784,000	783,991
Working Capital Management Co. 0.13% due 08/05/2014*	460,000	459,993
Working Capital Management Co. 0.13% due 08/06/2014*	380,000	379,993
Working Capital Management Co. 0.13% due 08/07/2014*	255,000	254,994

Total Asset-Backed Commercial Paper (cost $77,091,918)		77,095,263

Certificates of Deposit — 30.7%
Australia & New Zealand Banking Group, Ltd. FRS 0.48% due 01/29/2015	500,000	500,699
Bank of Montreal Chicago 0.17% due 09/10/2014	1,000,000	1,000,000
Bank of Montreal Chicago 0.18% due 10/15/2014	810,000	810,032
Bank of Montreal Chicago 0.19% due 08/14/2014	2,700,000	2,700,000
Bank of Montreal Chicago 0.19% due 08/21/2014	3,000,000	3,000,000
Citibank NA 0.17% due 08/20/2014	1,300,000	1,300,000

8

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Certificates of Deposit (continued)
Citibank NA 0.17% due 08/20/2014	$3,750,000	$3,750,000
Citibank NA 0.23% due 08/06/2014	2,700,000	2,700,022
Credit Industriel et Commercial NY 0.24% due 09/03/2014	1,000,000	1,000,009
Credit Industriel et Commercial NY 0.27% due 09/19/2014	2,000,000	2,000,014
Credit Industtriel Commercial NY 0.26% due 11/03/2014	1,000,000	1,000,000
Credit Suisse NY 0.25% due 08/29/2014	2,800,000	2,800,000
Credit Suisse NY 0.25% due 09/16/2014	3,020,000	3,020,000
Credit Suisse NY 0.28% due 10/24/2014	1,775,000	1,775,160
Credit Suisse NY 0.28% due 10/31/2014	2,660,000	2,660,266
DNB Bank ASA NY 0.23% due 09/26/2014	2,835,000	2,835,000
DNB Bank ASA NY 0.23% due 10/02/2014	5,105,000	5,105,459
Mizuho Bank, Ltd. NY 0.21% due 09/10/2014	2,300,000	2,300,000
Mizuho Bank, Ltd. NY 0.21% due 10/02/2014	500,000	500,000
Mizuho Bank, Ltd. NY 0.23% due 08/27/2014	500,000	500,014
Nordea Bank Finland PLC NY 0.20% due 10/20/2014	280,000	279,902
Nordea Bank Finland PLC NY 0.21% due 10/10/2014	2,345,000	2,345,211
Nordea Bank Finland PLC NY 0.22% due 10/24/2014	1,700,000	1,700,238
Norinchukin Bank NY 0.10% due 08/05/2014	5,400,000	5,400,000
Norinchukin Bank NY 0.10% due 08/07/2014	2,400,000	2,400,000
Rabobank Nederland NV NY 0.22% due 01/06/2015	2,950,000	2,949,882
Rabobank Nederland NV NY FRS 0.24% due 11/14/2014	505,000	505,000
Rabobank Nederland NV NY FRS 0.27% due 10/31/2014	440,000	439,974
Rabobank USA Financial Corp. 0.22% due 12/22/2014	334,000	333,739
Royal Bank of Canada NY FRS 0.26% due 01/15/2015	729,000	729,140
Skandinaviska Enskilda Banken NY 0.22% due 09/03/2014	900,000	900,000
Sumitomo Mitsui Banking Corp. Senior Notes 1.90% due 01/12/2015*	469,000	472,067
Sumitomo Mitsui Banking Corp. NY 0.22% due 08/04/2014	600,000	600,000
Sumitomo Mitsui Banking Corp. NY 0.25% due 11/13/2014	900,000	900,027
Sumitomo Mitsui Banking Corp. NY 0.25% due 01/02/2015	1,500,000	1,499,865
Sumitomo Mitsui Banking Corp. NY 0.25% due 01/15/2015	2,500,000	2,499,775

Security Description	Principal Amount	Value (Note 2)

Certificates of Deposit (continued)
Sumitomo Mitsui Banking Corp. NY 0.36% due 01/13/2015	$858,000	$858,352
Svenska Handelsbanken NY 0.18% due 09/08/2014	7,000,000	7,000,037
Toronto-Dominion Bank NY 0.17% due 08/06/2014	912,000	912,008
Toronto-Dominion Bank NY 0.20% due 08/04/2014	250,000	250,000
Toronto-Dominion Bank NY 0.25% due 08/12/2014	3,000,000	3,000,046
UBS AG Stamford CT 0.24% due 11/26/2014	1,250,000	1,250,088
US Bank N.A. 0.14% due 09/02/2014	1,000,000	1,000,000
Wells Fargo Bank NA 0.21% due 09/03/2014	2,470,000	2,470,000
Wells Fargo Bank NA 0.21% due 12/01/2014	3,000,000	3,000,090

Total Certificates of Deposit (cost $84,951,130)		84,952,116

Commercial Paper — 19.4%
ANZ National, Ltd. 0.21% due 01/09/2015*	260,000	259,732
ASB Finance, Ltd.* 0.21% due 01/16/2015	260,000	259,688
Bank of Nova Scotia 0.22% due 11/10/2014	1,500,000	1,500,120
Bank of Nova Scotia 0.22% due 12/23/2014	950,000	950,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.21% due 09/08/2014	3,200,000	3,200,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.24% due 12/12/2014	500,000	500,035
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.24% due 01/02/2015	2,600,000	2,600,104
Barclays U.S. Funding LLC 0.08% due 08/01/2014	1,815,000	1,815,000
BNZ International Funding, Ltd. 0.21% due 01/15/2015*	1,050,000	1,048,803
Caisse Centrale Desjardins 0.20% due 10/30/2014*	2,205,000	2,203,935
Caisse Des Depots Et 0.21% due 11/18/2014*	1,245,000	1,244,290
Coca-Cola Co. 0.17% due 08/05/2014*	2,800,000	2,799,947
Google, Inc. 0.14% due 08/14/2014*	410,000	409,979
HSBC Americas, Inc. 0.21% due 11/05/2014	4,250,000	4,250,468
HSBC Americas, Inc. 0.22% due 10/08/2014	1,450,000	1,450,131
J.P.Morgan Securities 0.23% due 09/24/2014*	700,000	699,759
Mizuho Funding LLC 0.23% due 12/23/2014*	3,115,000	3,112,010
Prudential Funding LLC 0.07% due 08/01/2014 0.06% due 08/01/2014	10,015,000	10,015,000
State Street Boston Corp. 0.20% due 12/15/2014	2,515,000	2,514,044
State Street Boston Corp. 0.21% due 12/17/2014	4,435,000	4,435,177

9

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Commercial Paper (continued)
Toyota Credit Canada, Inc. 0.22% due 01/28/2015	$2,600,000	$2,597,647
Westpac Securities NZ, Ltd. 0.20% due 11/13/2014*	5,900,000	5,897,522

Total Commercial Paper (cost $53,762,328)		53,763,391

Corporate Notes — 2.3%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*(1)(2)(3)(4)(5)	2,169,914	29,077
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*(1)(2)(3)(4)(5)	3,157,859	42,315
General Electric Capital Corp. 2.15% due 01/09/2015	585,000	589,768
General Electric Capital Corp. Senior Notes 3.75% due 11/14/2014	3,955,000	3,992,098
General Electric Capital Corp. 4.75% due 09/15/2014	1,665,000	1,674,251

Total Corporate Notes (cost $6,395,270)		6,327,509

Municipal Bonds & Notes — 3.2%
Calleguas-Las Virgenes Public Financing Authority VRDN Revenue Bonds (LOC-Wells Fargo Bank NA) 0.04% due 07/01/2037(6)	240,000	240,000
Cleveland Department of Public Utilities Division of Water VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.06% due 01/01/2033(6)	390,000	390,000
Colorado Housing & Finance Authority VRDN Revenue Bonds 0.08% due 10/01/2034(6)	150,000	150,000
Indiana Finance Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.05% due 09/01/2048(6)	630,000	630,000
Iowa Finance Authority Single Family Mtg. VRDN Revenue Bonds 0.15% due 07/01/2037(6)	880,000	880,000
Kent Hospital Finance Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.06% due 01/15/2026(6)	1,140,000	1,140,000
Metropolitan Transportation Authority VRDN Revenue Bonds (LOC-Landesbank Hessen) 0.07% due 11/01/2035(6)	1,075,000	1,075,000
Miami-Dade County Industrial Development Authority VRDN Revenue Bonds (LOC-TD Bank NA) 0.12% due 07/01/2037(6)	100,000	100,000

Security Description	Principal Amount	Value (Note 2)

Municipal Bonds & Notes (continued)
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.11% due 12/01/2043(6)	$610,000	$610,000
Mississippi Business Finance Corp. VRDN Series A Revenue Bonds 0.04% due 11/01/2035(6)	385,000	385,000
New Hampshire Health & Education Facilities Authority VRDN Revenue Bonds 0.08% due 06/01/2041(6)	170,000	170,000
New York State Energy Research & Development Authority VRDN Revenue Bonds (LOC-Mizuho Corporate Bank) 0.05% due 05/01/2039(6)	400,000	400,000
Pima County Industrial Development Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.07% due 12/01/2022(6)	300,000	300,000
Rhode Island Health & Educational Building Corp. VRDN Revenue Bonds (LOC-TD Bank NA) 0.06% due 08/15/2036(6)	395,000	395,000
Sacramento Municipal Utility District VRDN Series L Revenue Bonds (LOC-US Bank NA) 0.05% due 08/15/2041(6)	345,000	345,000
Simmons College Massachusetts VRDN Revenue Bonds (LOC-TD Bank NA) 0.11% due 10/01/2022(6)	210,000	210,000
St Louis Industrial Development Authority VRDN Revenue Bonds (LOC-US Bank NA) 0.07% due 12/01/2040(6)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.08% due 06/01/2045(6)	400,000	400,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank NA) 0.05% due 08/15/2036(6)	795,000	795,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-US Bank NA) 0.06% due 08/15/2033(6)	185,000	185,000

Total Municipal Bonds & Notes (cost $8,899,994)		8,900,000

Time Deposits — 11.5%
Lloyds Banking Group PLC 0.06% due 08/01/2014	12,360,000	12,360,000

10

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits (continued)
Skandinaviska Enslilda Banken AB 0.05% due 08/01/2014	$12,200,000	$12,200,000
Swedbank AB 0.07% due 08/01/2014	7,265,000	7,265,000

Total Time Deposits (cost $31,825,000)		31,825,000

U.S. Government Agencies — 0.2%
Federal Farm Credit Bank 0.01% due 08/01/2014 (cost $449,000)	449,000	449,000

Total Short-Term Investment Securities — 95.2% (cost $263,374,640)		263,312,279

TOTAL INVESTMENTS — (cost $263,374,640)(7)	95.2%	263,312,279
Other assets less liabilities	4.8	13,343,456

NET ASSETS	100.0%	$276,655,735

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2014, the aggregate value of these securities was $87,207,694 representing 31.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security in default
(2)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(3)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of July 31, 2014, represents the Notes’ residual value that may be distributed to the Portfolio.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(5)	Illiquid security. At July 31, 2014, the aggregate value of these securities was $71,392 representing 0.0% of net assets.
(6)	The security’s effective maturity date is less than one year.
(7)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

LOC — Letter of Credit

VRDN — Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at July 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

11

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Asset-Backed Commercial Paper	$—	$77,095,263	$—	$77,095,263
Certificates of Deposit	—	84,952,116	—	84,952,116
Commercial Paper	—	53,763,391	—	53,763,391
Corporate Notes	—	6,256,117	71,392	6,327,509
Municipal Bonds & Notes	—	8,900,000	—	8,900,000
Time Deposits		31,825,000		31,825,000
U.S. Government Agencies	—	449,000	—	449,000

Total	$—	$263,240,887	$71,392	$263,312,279

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

12

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	7.8%
Oil Companies-Integrated	3.5
Telephone-Integrated	3.2
Pipelines	2.9
Real Estate Investment Trusts	2.8
Diversified Financial Services	2.7
Time Deposits	2.6
Oil Companies-Exploration & Production	2.5
Electric-Integrated	2.4
Multimedia	2.1
Cable/Satellite TV	2.0
Insurance-Life/Health	1.9
Auto-Cars/Light Trucks	1.8
Banks-Commercial	1.7
Food-Misc./Diversified	1.7
Finance-Investment Banker/Broker	1.6
Insurance-Multi-line	1.6
Finance-Auto Loans	1.6
Steel-Producers	1.4
Cellular Telecom	1.4
Medical-Hospitals	1.3
Hotels/Motels	1.3
Broadcast Services/Program	1.2
Data Processing/Management	1.1
Banks-Super Regional	1.1
Investment Management/Advisor Services	1.1
Insurance-Mutual	0.9
Gas-Distribution	0.9
United States Treasury Notes	0.9
Gold Mining	0.8
Rental Auto/Equipment	0.8
Enterprise Software/Service	0.8
Finance-Consumer Loans	0.8
Special Purpose Entities	0.8
Auto/Truck Parts & Equipment-Original	0.7
Metal Processors & Fabrication	0.7
Transport-Rail	0.7
Consumer Products-Misc.	0.7
Finance-Credit Card	0.7
Containers-Paper/Plastic	0.6
Building Products-Wood	0.6
Medical Products	0.6
Chemicals-Diversified	0.6
Oil Refining & Marketing	0.5
Paper & Related Products	0.5
Radio	0.5
Diversified Manufacturing Operations	0.5
Telecommunication Equipment	0.5
Containers-Metal/Glass	0.5
Oil-Field Services	0.5
Aerospace/Defense	0.5
Casino Hotels	0.5
Building & Construction Products-Misc.	0.5
Metal-Aluminum	0.5
Banks-Fiduciary	0.5
Commercial Services-Finance	0.5
Consulting Services	0.5
Retail-Auto Parts	0.4
Satellite Telecom	0.4
Oil & Gas Drilling	0.4
Transport-Services	0.4
Steel Pipe & Tube	0.4

Trucking/Leasing	0.4%
Sovereign	0.4
Advertising Agencies	0.4
Coatings/Paint	0.4
Diversified Operations	0.4
Computers	0.4
Finance-Other Services	0.4
Semiconductor Equipment	0.4
Medical-Biomedical/Gene	0.3
Aerospace/Defense-Equipment	0.3
Independent Power Producers	0.3
Retail-Bedding	0.3
Gambling (Non-Hotel)	0.3
Distribution/Wholesale	0.3
Retail-Drug Store	0.3
Finance-Commercial	0.3
Agricultural Chemicals	0.3
Medical-Drugs	0.3
Toys	0.3
SupraNational Banks	0.3
Cruise Lines	0.3
Publishing-Periodicals	0.3
Retail-Arts & Crafts	0.3
Office Automation & Equipment	0.3
Airlines	0.3
Steel-Specialty	0.3
Beverages-Wine/Spirits	0.3
Wireless Equipment	0.3
Tobacco	0.3
Telecom Services	0.2
Commercial Services	0.2
Wire & Cable Products	0.2
Advertising Services	0.2
Television	0.2
Schools	0.2
Food-Wholesale/Distribution	0.2
Food-Meat Products	0.2
Metal-Diversified	0.2
U.S. Municipal Bonds & Notes	0.2
Racetracks	0.2
Auto/Truck Parts & Equipment-Replacement	0.2
Research & Development	0.2
Medical-HMO	0.2
Retail-Apparel/Shoe	0.2
Retail-Restaurants	0.2
Chemicals-Specialty	0.2
Real Estate Operations & Development	0.2
Retail-Pet Food & Supplies	0.2
Retail-Sporting Goods	0.2
Retail-Building Products	0.2
Food-Baking	0.2
Chemicals-Plastics	0.2
Beverages-Non-alcoholic	0.2
Retail-Fabric Store	0.2
Retail-Leisure Products	0.2
Diagnostic Equipment	0.2
Electronic Components-Semiconductors	0.2
Metal-Copper	0.2
Electronic Measurement Instruments	0.2
Computer Services	0.2
Diversified Minerals	0.2
Resorts/Theme Parks	0.2

13

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Machinery-Farming	0.2%
Seismic Data Collection	0.2
E-Commerce/Services	0.2
Advertising Sales	0.2
Power Converter/Supply Equipment	0.1
Computers-Integrated Systems	0.1
Retail-Propane Distribution	0.1
Applications Software	0.1
Electronic Parts Distribution	0.1
Insurance-Property/Casualty	0.1
Machinery-General Industrial	0.1
Real Estate Management/Services	0.1
Casino Services	0.1
Brewery	0.1
Computers-Memory Devices	0.1
Computer Graphics	0.1
Non-Ferrous Metals	0.1
Security Services	0.1
Insurance Brokers	0.1
Dialysis Centers	0.1
Publishing-Newspapers	0.1
Retail-Major Department Stores	0.1
Electronic Forms	0.1
Building & Construction-Misc.	0.1
Theaters	0.1
Building Products-Doors & Windows	0.1
Food-Retail	0.1
Firearms & Ammunition	0.1
Telecom Equipment-Fiber Optics	0.1
Retail-Perfume & Cosmetics	0.1
Engineering/R&D Services	0.1
Non-Hazardous Waste Disposal	0.1
Printing-Commercial	0.1
Physicians Practice Management	0.1
Entertainment Software	0.1
Cosmetics & Toiletries	0.1
Home Decoration Products	0.1
Machine Tools & Related Products	0.1
Rubber/Plastic Products	0.1
Textile-Home Furnishings	0.1
Electronic Components-Misc.	0.1
Transport-Equipment & Leasing	0.1
Educational Software	0.1
Machinery-Thermal Process	0.1
Quarrying	0.1
Semiconductor Components-Integrated Circuits	0.1
Health Care Cost Containment	0.1

99.1%

Credit Quality#†

Aaa	1.2%
Aa	1.1
A	15.5
Baa	50.5
Ba	8.9
B	11.9
Caa	9.7
Not Rated@	1.2

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

14

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 78.3%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc. Senior Notes 2.25% due 11/15/2017	$2,160,000	$2,187,535
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,000,000	994,503
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	255,661
Omnicom Group, Inc. Company Guar. Notes 3.63% due 05/01/2022	3,000,000	3,054,483

		6,492,182

Advertising Sales — 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.25% due 02/15/2022*	125,000	124,688
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.63% due 02/15/2024*	650,000	649,187
Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023	400,000	396,500
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	750,000	759,375
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	675,000	713,812

		2,643,562

Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	3,020,000	3,145,994
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	753,958

		3,899,952

Aerospace/Defense-Equipment — 0.2%
B/E Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	1,075,000	1,165,031
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	575,000	569,250
TransDigm, Inc. Senior Notes 6.00% due 07/15/2022*	225,000	226,125
TransDigm, Inc. Senior Notes 6.50% due 07/15/2024*	425,000	429,250
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	1,000,000	1,092,500

		3,482,156

Security Description	Principal Amount	Value (Note 2)
Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	$2,940,000	$3,320,442

Airlines — 0.3%
Southwest Airlines Co. Senior Notes 5.13% due 03/01/2017	2,500,000	2,711,668
Southwest Airlines Co. Senior Notes 7.38% due 03/01/2027	1,215,000	1,493,937

		4,205,605

Alternative Waste Technology — 0.0%
Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*	375,000	385,313

Applications Software — 0.1%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	850,000	956,250
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	1,375,000	1,388,750

		2,345,000

Auto-Cars/Light Trucks — 1.5%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	750,000	825,000
Daimler Finance North America LLC Company Guar. Notes 1.65% due 04/10/2015*	660,000	665,396
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	5,000,000	5,028,560
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	1,700,000	1,752,357
Daimler Finance North America LLC Company Guar. Notes 2.95% due 01/11/2017*	4,000,000	4,144,144
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	3,015,321
General Motors Corp. Escrow Notes 7.20% due 01/15/2011†(1)(2)(3)	1,000,000	0
General Motors Corp. Escrow Notes 7.40% due 09/01/2025†(1)(2)(3)	2,800,000	0
General Motors Corp. Escrow Notes 9.45% due 11/01/2011†(1)(2)(3)	250,000	0
Hyundai Capital America Senior Notes 2.88% due 08/09/2018*	2,500,000	2,559,283
Nissan Motor Acceptance Corp. Senior Notes 1.95% due 09/12/2017*	3,380,000	3,407,033
Nissan Motor Acceptance Corp. Senior Notes 4.50% due 01/30/2015*	3,570,000	3,638,308

		25,035,402

15

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Original — 0.4%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	$1,725,000	$1,776,750
American Axle & Manufacturing, Inc. Company Guar. Notes 5.13% due 02/15/2019	250,000	258,750
American Axle & Manufacturing, Inc. Company Guar. Notes 6.63% due 10/15/2022	250,000	269,375
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	1,925,000	2,184,875
Lear Corp. Company Guar. Notes 4.75% due 01/15/2023	1,525,000	1,501,172
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	825,000	887,287
Titan International, Inc. Senior Sec. Notes 6.88% due 10/01/2020	225,000	228,375

		7,106,584

Auto/Truck Parts & Equipment-Replacement — 0.2%
Allison Transmission, Inc. Company Guar. Notes 7.13% due 05/15/2019*	725,000	768,500
Exide Technologies Senior Sec. Notes 8.63% due 02/01/2018†(4)(6)	425,000	221,000
IDQ Holdings, Inc. Senior Sec. Notes 11.50% due 04/01/2017*	425,000	464,844
UCI International, Inc. Company Guar. Notes 8.63% due 02/15/2019	2,025,000	1,873,125

		3,327,469

Banks-Commercial — 1.4%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	3,245,000	3,437,653
BB&T Corp. Senior Notes 2.25% due 02/01/2019	2,445,000	2,457,137
CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	600,000	630,750
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	625,000	638,281
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	2,250,000	2,373,750
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	250,000	265,000
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	475,000	523,688
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,453,177

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Discover Bank Senior Notes 2.00% due 02/21/2018	$1,700,000	$1,700,192
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	866,539
HSBC USA, Inc. Senior Notes 1.63% due 01/16/2018	700,000	698,560
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	500,000	505,370
Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/2021	2,860,000	2,960,932
Sophia Holding Finance Company Guar. Notes 9.63% due 12/01/2018*(5)	525,000	530,250
Union Bank NA Senior Notes 2.63% due 09/26/2018	2,300,000	2,354,257

		22,395,536

Banks-Fiduciary — 0.5%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,525,275
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	4,099,690

		7,624,965

Banks-Super Regional — 1.1%
Banc One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	619,405
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,315,347
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	1,730,000	1,801,041
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	2,139,183
PNC Funding Corp. Bank Guar. Notes 5.13% due 02/08/2020	1,260,000	1,432,229
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	1,600,000	1,672,793
Wachovia Bank NA Sub. Notes 4.80% due 11/01/2014	2,000,000	2,021,290
Wachovia Bank NA Sub. Notes 4.88% due 02/01/2015	1,350,000	1,379,631
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	4,020,000	4,555,854

		17,936,773

16

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery — 0.1%
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	$1,840,000	$1,889,474

Broadcast Services/Program — 0.6%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	2,400,000	2,481,000
Clear Channel Communications, Inc. Senior Sec. Notes 11.25% due 03/01/2021	125,000	137,500
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 6.50% due 11/15/2022	75,000	78,375
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 6.50% due 11/15/2022	2,475,000	2,598,750
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 7.63% due 03/15/2020	225,000	235,125
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 7.63% due 03/15/2020	425,000	446,250
Crown Media Holdings, Inc. Company Guar. Notes 10.50% due 07/15/2019	1,750,000	1,942,500
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	2,000,000	2,230,282

		10,149,782

Building & Construction Products-Misc. — 0.5%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	425,000	453,156
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/2020*	200,000	210,000
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	1,175,000	1,216,125
Interline Brands, Inc. Senior Notes 10.00% due 11/15/2018(5)	1,150,000	1,213,250
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	2,000,000	2,170,000
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	400,000	424,000
Ply Gem Industries, Inc. Company Guar. Notes 6.50% due 02/01/2022*	1,000,000	935,000
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	875,000	931,875

Security Description	Principal Amount	Value (Note 2)
Building & Construction Products-Misc. (continued)
Unifrax I LLC / Unifrax Holding, Co. Company Guar. Notes 7.50% due 02/15/2019*	$175,000	$182,000
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	225,000	231,750

		7,967,156

Building & Construction-Misc. — 0.1%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	275,000	269,844
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	975,000	1,014,000

		1,283,844

Building Products-Wood — 0.6%
Masco Corp. Senior Bonds 4.80% due 06/15/2015	5,500,000	5,670,021
Masco Corp. Senior Notes 5.85% due 03/15/2017	3,250,000	3,534,375
Masco Corp. Senior Notes 5.95% due 03/15/2022	730,000	808,475

		10,012,871

Building-Residential/Commercial — 0.0%
Allegion US Holding Co., Inc. Company Guar. Notes 5.75% due 10/01/2021	700,000	735,000

Cable/Satellite TV — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	1,025,000	989,125
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024	300,000	298,500
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,250,000	1,312,500
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	800,000	834,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	650,000	693,875
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	150,000	159,938
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. Senior Notes 6.38% due 09/15/2020*	1,325,000	1,364,750

17

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	$575,000	$553,438
Comcast Corp. Company Guar. Notes 5.88% due 02/15/2018	1,000,000	1,145,263
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	748,000	846,042
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	1,000,000	946,738
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	820,000	800,802
Cox Communications, Inc. Senior Notes 5.45% due 12/15/2014	1,067,000	1,085,809
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	1,500,000	1,571,182
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	1,500,000	1,547,793
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	2,750,000	3,287,850
DISH DBS Corp. Company Guar. Notes 4.63% due 07/15/2017	200,000	208,000
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	225,000	220,500
DISH DBS Corp. Company Guar. Notes 5.13% due 05/01/2020	775,000	790,500
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	2,225,000	2,325,125
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	3,273,000	3,470,251
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/2041	3,410,000	3,779,398
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	690,000	873,196
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	490,000	623,228

		29,727,803

Casino Hotels — 0.5%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	275,000	242,000

Security Description	Principal Amount	Value (Note 2)
Casino Hotels (continued)
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	$650,000	$617,500
MGM Resorts International Company Guar. Notes 5.25% due 03/31/2020	425,000	430,313
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	950,000	1,028,375
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	1,925,000	2,213,750
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	1,950,000	1,891,500
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021	1,475,000	1,559,812

		7,983,250

Casino Services — 0.1%
Affinity Gaming LLC/Affinity Gaming Finance Corp. Company Guar. Notes 9.00% due 05/15/2018	925,000	929,625
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	912,000	978,120

		1,907,745

Cellular Telecom — 1.1%
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/2037*	5,650,000	6,083,717
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,350,000	1,417,500
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024*	300,000	306,000
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023*	1,375,000	1,471,250
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	1,825,000	1,797,625
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	375,000	421,875
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	400,000	469,000
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	2,500,000	2,625,000
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	1,075,000	1,105,906
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	425,000	444,125

18

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	$175,000	$182,437
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	650,000	682,500
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	100,000	105,000
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	150,000	157,125
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	900,000	954,000

		18,223,060

Chemicals-Diversified — 0.6%
Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023	125,000	121,875
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	825,000	820,875
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	4,730,000	6,023,996
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021	675,000	659,813
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,552,003

		9,178,562

Chemicals-Plastics — 0.2%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	425,000	442,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	1,600,000	1,651,200
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	375,000	373,125
Rohm & Haas Co. Senior Notes 6.00% due 09/15/2017	402,000	454,233

		2,920,558

Chemicals-Specialty — 0.2%
Ashland, Inc. Senior Notes 3.88% due 04/15/2018	425,000	426,063
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	500,000	483,750
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	1,475,000	1,486,062

Security Description	Principal Amount	Value (Note 2)
Chemicals-Specialty (continued)
Omnova Solutions, Inc. Company Guar. Notes 7.88% due 11/01/2018	$725,000	$755,812

		3,151,687

Coatings/Paint — 0.4%
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,141,246
RPM International, Inc. Senior Notes 6.50% due 02/15/2018	2,350,000	2,676,030
US Coatings Acquisition, Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	1,550,000	1,646,875

		6,464,151

Commercial Services — 0.2%
Iron Mountain, Inc. Company Guar. Notes 5.75% due 08/15/2024	250,000	250,000
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	850,000	913,750
ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020	1,186,000	1,212,685
ServiceMaster Co. Senior Notes 7.10% due 03/01/2018	550,000	574,750
ServiceMaster Co. Senior Notes 7.45% due 08/15/2027	275,000	292,187
ServiceMaster Co. Company Guar. Notes 8.00% due 02/15/2020	536,000	566,820

		3,810,192

Commercial Services-Finance — 0.5%
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(5)	1,425,000	1,444,594
Interactive Data Corp. Company Guar. Notes 5.88% due 04/15/2019*	1,325,000	1,329,969
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	900,000	963,900
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	900,000	1,016,223
TransUnion Holding Co., Inc. Senior Notes 8.13% due 06/15/2018(5)	725,000	750,375
TransUnion Holding Co., Inc. Senior Notes 9.63% due 06/15/2018(5)	1,900,000	1,976,000

		7,481,061

Computer Graphics — 0.1%
Logo Merger Sub Corp. Company Guar. Notes 8.38% due 10/15/2020*	1,700,000	1,793,500

19

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services — 0.2%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	$1,100,000	$1,089,000
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	825,000	845,625
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	700,000	740,250

		2,674,875

Computers — 0.4%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	1,300,000	1,270,984
Apple, Inc. Senior Notes 2.40% due 05/03/2023	790,000	745,812
Apple, Inc. Senior Notes 4.45% due 05/06/2044	775,000	784,958
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017	2,100,000	2,164,493
Hewlett-Packard Co. Senior Notes 3.30% due 12/09/2016	1,250,000	1,309,063

		6,275,310

Computers-Integrated Systems — 0.1%
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021	1,250,000	1,231,250
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	425,000	419,687
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	275,000	284,625
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	475,000	503,500

		2,439,062

Consulting Services — 0.5%
CoreLogic, Inc. Company Guar. Notes 7.25% due 06/01/2021	1,350,000	1,434,375
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	850,000	857,540
Verisk Analytics, Inc. Company Guar. Notes 4.13% due 09/12/2022	2,068,000	2,128,104
Verisk Analytics, Inc. Company Guar. Notes 4.88% due 01/15/2019	2,770,000	2,967,842

		7,387,861

Consumer Products-Misc. — 0.7%
Clorox Co. Senior Notes 3.55% due 11/01/2015	800,000	826,856

Security Description	Principal Amount	Value (Note 2)
Consumer Products-Misc. (continued)
Prestige Brands, Inc. Senior Notes 5.38% due 12/15/2021*	$1,075,000	$1,075,000
Prestige Brands, Inc. Company Guar. Notes 8.13% due 02/01/2020	250,000	273,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,450,000	1,479,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.13% due 04/15/2019	275,000	285,313
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/2019	125,000	132,969
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	3,175,000	3,365,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/2019	1,075,000	1,120,687
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	1,275,000	1,373,812
Spectrum Brands, Inc. Company Guar. Notes 6.75% due 03/15/2020	1,500,000	1,578,750

		11,511,637

Containers-Metal/Glass — 0.3%
Ardagh Packaging Finance PLC Company Guar. Notes 6.00% due 06/30/2021*	200,000	191,000
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,425,000	1,314,562
BOE Merger Corp. Senior Notes 9.50% due 11/01/2017*(5)	925,000	971,250
BWAY Holding Co. Company Guar. Notes 10.00% due 06/15/2018	275,000	288,750
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	1,475,000	1,393,875
Greif, Inc. Senior Notes 7.75% due 08/01/2019	900,000	1,017,000

		5,176,437

Containers-Paper/Plastic — 0.6%
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	2,125,000	2,071,875
Graphic Packaging International, Inc. Company Guar. Notes 4.75% due 04/15/2021	950,000	952,375

20

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic (continued)
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	$1,250,000	$1,280,966
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	973,698
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	675,000	690,188
Pactiv LLC Senior Notes 7.95% due 12/15/2025	375,000	398,906
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	713,623
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	801,084
Sealed Air Corp. Company Guar. Notes 8.38% due 09/15/2021*	1,575,000	1,760,063
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	892,141

		10,534,919

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	1,050,000	992,250

Data Processing/Management — 1.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	1,125,000	1,178,438
Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	275,000	287,375
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,742,118
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	1,765,000	1,759,059
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	675,000	722,250
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(5)	4,150,000	4,456,063
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021	276,000	312,570
Fiserv, Inc. Company Guar. Notes 3.13% due 06/15/2016	2,000,000	2,075,586
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/2017	3,120,000	3,592,062

		18,125,521

Security Description	Principal Amount	Value (Note 2)
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc. Senior Notes 2.75% due 08/15/2016	$680,000	$701,769

Diagnostic Equipment — 0.2%
Crimson Merger Sub, Inc. Senior Notes 6.63% due 05/15/2022*	2,925,000	2,793,375

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	275,000	270,875
DaVita, Inc. Company Guar. Notes 5.75% due 08/15/2022	1,275,000	1,345,125

		1,616,000

Distribution/Wholesale — 0.3%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	900,000	902,250
Global Partners LP/GLP Finance Corp. Company Guar. Notes 6.25% due 07/15/2022*	225,000	222,469
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	1,800,000	1,880,629
VWR Funding, Inc. Company Guar. Notes 7.25% due 09/15/2017	1,925,000	2,033,281

		5,038,629

Diversified Banking Institutions — 7.4%
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	5,000,000	5,005,495
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	5,000,000	5,025,785
Bank of America Corp. Senior Notes 3.70% due 09/01/2015	2,000,000	2,062,266
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,396,545
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	9,100,000	10,401,409
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	6,540,000	7,557,199
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	5,000,000	5,080,920
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	1,430,000	1,533,352
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,475,231
Citigroup, Inc. Senior Notes 4.59% due 12/15/2015	2,000,000	2,102,080

21

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	$3,000,000	$3,418,140
Citigroup, Inc. Senior Notes 6.88% due 03/05/2038	1,341,000	1,760,463
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/2016	2,350,000	2,443,452
Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/2015	1,000,000	1,020,313
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	9,000,000	10,329,696
Goldman Sachs Group, Inc. Senior Notes 6.00% due 06/15/2020	1,000,000	1,157,682
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	4,587,330
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	1,500,000	1,809,419
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	5,000,000	4,945,265
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,467,416
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	8,000,000	8,041,168
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,642,306
Morgan Stanley Senior Notes 3.45% due 11/02/2015	990,000	1,020,990
Morgan Stanley Senior Notes 3.80% due 04/29/2016	4,740,000	4,965,084
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,012,708
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,450,000	1,569,355
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,128,588
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,670,725
Morgan Stanley Senior Notes 5.75% due 01/25/2021	4,000,000	4,618,264
Morgan Stanley Senior Notes 5.95% due 12/28/2017	2,130,000	2,412,146

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 6.00% due 04/28/2015	$1,980,000	$2,054,684
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	566,461
Morgan Stanley Senior Notes 6.63% due 04/01/2018	3,090,000	3,573,922

		119,855,859

Diversified Financial Services — 2.5%
General Electric Capital Corp. Senior Notes 2.90% due 01/09/2017	2,300,000	2,397,541
General Electric Capital Corp. Senior Notes 2.95% due 05/09/2016	5,290,000	5,498,579
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	21,000,000	20,821,059
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	3,000,000	3,331,629
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	7,580,000	8,589,315

		40,638,123

Diversified Manufacturing Operations — 0.3%
Harsco Corp. Senior Notes 5.75% due 05/15/2018	3,128,000	3,376,285
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	875,000	967,969
Textron, Inc. Senior Notes 4.30% due 03/01/2024	695,000	715,675

		5,059,929

E-Commerce/Services — 0.2%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	1,047,652
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022	1,675,000	1,608,000

		2,655,652

Educational Software — 0.1%
Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*	850,000	860,625

Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	625,000	639,063

Electric-Distribution — 0.0%
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/2017*	747,106	809,008

22

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 1.9%
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	$1,900,000	$1,853,608
Appalachian Power Co. Senior Notes 7.95% due 01/15/2020	720,000	910,637
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,303,433
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	820,000	935,903
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,080,148
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	547,296
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/2021	585,000	644,803
FPL Energy National Wind Portfolio LLC Senior Sec. Notes 6.13% due 03/25/2019*(1)(2)	24,871	24,400
FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/2015	280,000	306,404
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,101,266
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	5,784,859
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	1,100,000	1,102,818
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	1,500,000	1,507,758
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,172,700
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	1,000,000	1,030,159
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	627,492
PSEG Power LLC Company Guar. Notes 2.45% due 11/15/2018	1,275,000	1,290,712
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	765,827
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,158,134
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	911,772

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/2036	$860,000	$874,807

		30,934,936

Electronic Components-Semiconductors — 0.2%
Advanced Micro Devices, Inc. Senior Notes 7.00% due 07/01/2024*	975,000	950,625
Advanced Micro Devices, Inc. Senior Notes 7.50% due 08/15/2022	525,000	543,375
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	1,000,000	1,030,000
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	194,000	215,340

		2,739,340

Electronic Forms — 0.1%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2015	1,340,000	1,358,633

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc. Senior Notes 3.20% due 10/01/2022	1,170,000	1,128,619
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	1,600,000	1,602,250

		2,730,869

Engineering/R&D Services — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	1,170,000	1,156,235

Enterprise Software/Service — 0.8%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	1,350,000	1,343,250
BMC Software, Inc. Senior Notes 7.25% due 06/01/2018	1,175,000	1,175,000
Boxer Parent Co., Inc. Senior Notes 9.00% due 10/15/2019*(5)	1,525,000	1,418,250
Eagle Midco, Inc. Senior Notes 9.00% due 06/15/2018*(5)	1,225,000	1,249,500
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,575,000	1,677,375
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(5)	2,275,000	2,252,250
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	1,000,000	1,092,500
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018	850,000	949,875

23

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service (continued)
Sophia LP/Sophia Finance, Inc. Company Guar. Notes 9.75% due 01/15/2019*	$1,450,000	$1,566,000

		12,724,000

Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	250,000	262,500
Activision Blizzard, Inc. Company Guar. Notes 6.13% due 09/15/2023*	750,000	808,125

		1,070,625

Finance-Auto Loans — 1.2%
Ally Financial, Inc. Company Guar. Notes 2.75% due 01/30/2017	300,000	300,375
Ally Financial, Inc. Company Guar. Notes 3.50% due 07/18/2016	750,000	763,594
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	225,000	222,750
Ally Financial, Inc. Company Guar. Notes 4.75% due 09/10/2018	700,000	728,000
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	1,475,000	1,600,375
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	375,000	438,750
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	1,000,000	1,030,000
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	3,600,000	3,736,465
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	582,687
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	5,500,000	5,827,013
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/2018	2,500,000	2,753,145
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018	100,000	99,875
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	150,000	149,415
General Motors Financial Co., Inc. Company Guar. Notes 4.25% due 05/15/2023	350,000	344,313
GMAC LLC Company Guar. Notes 8.00% due 11/01/2031	860,000	1,072,850

		19,649,607

Security Description	Principal Amount	Value (Note 2)
Finance-Commercial — 0.2%
Football Trust V Pass Through Certs. 5.35% due 10/05/2020*(1)	$2,400,000	$2,585,498

Finance-Consumer Loans — 0.8%
HSBC Finance Capital Trust IX FRS Company Guar. Notes 5.91% due 11/30/2035	3,700,000	3,838,750
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	7,178,000	8,557,741

		12,396,491

Finance-Credit Card — 0.7%
Capital One Bank USA NA Senior Notes 2.15% due 11/21/2018	1,650,000	1,648,190
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	5,970,948
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,246,918

		10,866,056

Finance-Investment Banker/Broker — 1.4%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	3,810,000	4,491,186
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,318,577
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	3,750,000	4,433,250
Jefferies Group LLC Senior Notes 8.50% due 07/15/2019	3,870,000	4,834,985
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/2016	1,215,000	1,278,824
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,408,041
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	3,325,572
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	863,869

		22,954,304

Finance-Other Services — 0.4%
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,431,000
Harley-Davidson Financial Services, Inc. Company Guar. Notes 2.70% due 03/15/2017*	910,000	937,872
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.88% due 03/15/2016*	1,190,000	1,246,330

24

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Other Services (continued)
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	$1,155,000	$1,539,143

		6,154,345

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	256,250

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,125,000	1,195,313

Food-Canned — 0.0%
TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	125,000	124,688

Food-Meat Products — 0.2%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	725,000	783,000
Sun Merger Sub, Inc. Senior Notes 5.25% due 08/01/2018*	575,000	589,375
Sun Merger Sub, Inc. Senior Notes 5.88% due 08/01/2021*	750,000	787,500
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,315,295

		3,475,170

Food-Misc./Diversified — 1.3%
Aramark Services, Inc. Company Guar. Notes 5.75% due 03/15/2020	2,500,000	2,575,000
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	2,950,000	2,872,675
ConAgra Foods, Inc. Senior Notes 6.63% due 08/15/2039	1,030,000	1,267,123
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/2019	1,731,000	1,785,094
Hearthside Group Holdings LLC/Hearthside Finance Co. Company Guar. Notes 6.50% due 05/01/2022*	1,550,000	1,530,625
HJ Heinz Co. Sec. Notes 4.25% due 10/15/2020	2,725,000	2,707,969
Kellogg Co. Senior Notes 1.75% due 05/17/2017	1,580,000	1,594,421
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	908,000	1,161,926

Security Description	Principal Amount	Value (Note 2)
Food-Misc./Diversified (continued)
Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	$2,850,000	$2,960,366
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 4.88% due 05/01/2021	2,125,000	2,122,344
Shearer’s Foods LLC/Chip Fin Corp. Senior Sec. Notes 9.00% due 11/01/2019*	825,000	901,312

		21,478,855

Food-Retail — 0.1%
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,220,363

Food-Wholesale/Distribution — 0.2%
US Foods, Inc. Company Guar. Notes 8.50% due 06/30/2019	3,275,000	3,491,150

Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 6.13% due 10/15/2020	300,000	320,250

Gambling (Non-Hotel) — 0.3%
Ameristar Casinos, Inc. Company Guar. Notes 7.50% due 04/15/2021	575,000	608,062
Mohegan Tribal Gaming Authority Company Guar. Notes 9.75% due 09/01/2021	1,375,000	1,485,000
Pinnacle Entertainment, Inc. Company Guar. Notes 6.38% due 08/01/2021	1,375,000	1,416,250
Pinnacle Entertainment, Inc. Company Guar. Notes 7.75% due 04/01/2022	500,000	535,625
Seminole Indian Tribe of Florida Senior Notes 7.80% due 10/01/2020*	965,000	1,071,150

		5,116,087

Gas-Distribution — 0.9%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	291,484
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/2014	880,000	892,998
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	781,006
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,738,037
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	2,045,337
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,015,801

25

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution (continued)
Sempra Energy Senior Notes 6.00% due 10/15/2039	$1,170,000	$1,454,898
Sempra Energy Senior Notes 6.50% due 06/01/2016	2,230,000	2,450,953

		14,670,514

Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	778,563

Health Care Cost Containment — 0.1%
Truven Health Analytics, Inc. Company Guar. Notes 10.63% due 06/01/2020	750,000	813,750

Home Decoration Products — 0.1%
RSI Home Products, Inc. Sec. Notes 6.88% due 03/01/2018*	925,000	980,500

Hotels/Motels — 1.3%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,583,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	3,769,000	4,070,520
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 5.63% due 10/15/2021*	850,000	890,375
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	1,370,000	1,331,648
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	4,550,000	4,692,392
Wyndham Worldwide Corp. Senior Notes 2.95% due 03/01/2017	3,150,000	3,249,915
Wyndham Worldwide Corp. Senior Notes 3.90% due 03/01/2023	1,050,000	1,045,734
Wyndham Worldwide Corp. Senior Notes 4.25% due 03/01/2022	2,090,000	2,128,757
Wyndham Worldwide Corp. Senior Notes 5.63% due 03/01/2021	610,000	683,750
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/2016	11,000	12,129

		20,688,220

Independent Power Producers — 0.3%
Calpine Corp Senior Notes 5.75% due 01/15/2025	1,775,000	1,735,062
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	325,000	338,813

Security Description	Principal Amount	Value (Note 2)
Independent Power Producers (continued)
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	$250,000	$263,750
NRG Energy, Inc. Company Guar. Notes 6.25% due 05/01/2024*	500,000	500,000
NRG Energy, Inc. Company Guar. Notes 6.63% due 03/15/2023	250,000	257,500
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,750,000	1,942,500
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	175,000	189,875

		5,227,500

Insurance Brokers — 0.1%
Hockey Merger Sub 2, Inc. Senior Notes 7.88% due 10/01/2021*	675,000	691,875
Hub Holdings LLC/Hub Holdings Finance, Inc. Senior Notes 8.13% due 07/15/2019*(5)	975,000	962,813

		1,654,688

Insurance-Life/Health — 1.9%
Aflac, Inc. Senior Notes 3.63% due 06/15/2023	5,900,000	5,997,928
Aflac, Inc. Senior Notes 8.50% due 05/15/2019	2,380,000	3,039,367
Lincoln National Corp. Senior Notes 4.00% due 09/01/2023	4,255,000	4,410,337
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	2,016,045
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,941,801
Pacific Life Corp. Senior Bonds 6.60% due 09/15/2033*	2,700,000	3,283,397
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,661,611
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,836,155
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	2,200,000	2,299,216
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,058,804
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,724,093

		31,268,754

26

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 1.2%
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	$1,415,000	$1,637,959
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	661,225
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	410,000	454,204
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	989,760
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	4,275,000	4,824,051
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	2,986,475
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/2016	830,000	906,150
MetLife, Inc. Senior Notes 6.75% due 06/01/2016	2,100,000	2,321,577
Nationwide Mutual Insurance Co. Sub. Notes* 9.38% due 08/15/2039	2,870,000	4,435,671

		19,217,072

Insurance-Mutual — 0.9%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	2,600,000	2,673,562
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	3,120,000	3,100,856
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	180,000	195,566
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	637,190
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	3,350,000	5,288,930
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	565,521
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,182,212
Union Central Life Insurance Co. Sub. Notes 8.20% due 11/01/2026*(1)	1,250,000	1,652,699

		15,296,536

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/2015	2,050,000	2,130,905

Security Description	Principal Amount	Value (Note 2)
Internet Security — 0.0%
VeriSign, Inc. Company Guar. Notes 4.63% due 05/01/2023	$550,000	$536,250

Investment Companies — 0.0%
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024*	450,000	450,000

Investment Management/Advisor Services — 1.1%
Blackrock, Inc. Senior Notes 6.25% due 09/15/2017	4,200,000	4,806,304
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,115,731
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	288,000	328,761
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,427,928
FMR LLC Notes 7.49% due 06/15/2019*	400,000	481,527
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,996,726
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	988,486
Janus Capital Group, Inc. Senior Notes 6.70% due 06/15/2017	1,450,000	1,631,301
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	275,000	288,062
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	725,000	775,750
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/2015	430,000	441,825
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	2,000,000	2,335,000

		17,617,401

Machine Tools & Related Products — 0.1%
Mcron Finance Sub LLC/Mcron Finance Corp. Senior Sec. Notes 8.38% due 05/15/2019*	520,000	568,100
Milacron LLC/Mcron Finance Corp. Company Guar. Notes 7.75% due 02/15/2021*	350,000	377,125

		945,225

27

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Farming — 0.2%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	$2,350,000	$2,662,982

Machinery-General Industrial — 0.1%
Gardner Denver, Inc. Senior Notes 6.88% due 08/15/2021*	1,425,000	1,435,687
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	338,091
Waterjet Holdings, Inc. Senior Sec. Notes 7.63% due 02/01/2020*	300,000	315,750

		2,089,528

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 8.75% due 12/15/2019*	775,000	860,250

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	757,043

Medical Products — 0.6%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	1,175,000	1,267,414
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	1,900,000	2,019,168
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 7.75% due 04/15/2018	1,650,000	1,699,500
DJO Finance LLC/DJO Finance Corp. Sec. Notes 8.75% due 03/15/2018	200,000	212,000
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 9.88% due 04/15/2018	275,000	290,125
Stryker Corp. Senior Notes 1.30% due 04/01/2018	2,000,000	1,966,048
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024*	225,000	228,375
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	1,100,000	1,122,000
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/2039	600,000	698,355

		9,502,985

Medical-Biomedical/Gene — 0.3%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,538,532
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	2,620,000	2,902,753

		5,441,285

Security Description	Principal Amount	Value (Note 2)
Medical-HMO — 0.2%
MPH Acquisition Holdings LLC Company Guar. Notes 6.63% due 04/01/2022*	$2,300,000	$2,357,500
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	899,941

		3,257,441

Medical-Hospitals — 1.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*	425,000	428,188
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022*	1,925,000	1,968,312
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	825,000	870,788
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/2021	900,000	970,875
HCA, Inc. Senior Notes 4.75% due 05/01/2023	900,000	888,750
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	2,700,000	2,679,750
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	575,000	612,375
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	800,000	869,000
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	2,550,000	2,887,875
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,875,000	1,982,812
LifePoint Hospitals, Inc. Company Guar. Notes 5.50% due 12/01/2021*	1,275,000	1,303,687
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	1,125,000	1,082,813
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	1,325,000	1,288,562
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	1,900,000	2,123,250
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	1,075,000	1,166,375

		21,123,412

Medical-Outpatient/Home Medical — 0.0%
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022*	400,000	402,000

28

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal Processors & Fabrication — 0.7%
Dynacast International LLC/Dynacast Finance, Inc. Sec. Notes 9.25% due 07/15/2019	$300,000	$328,500
Wise Metals Group LLC/Wise Alloys Finance Corp. Senior Sec. Notes 8.75% due 12/15/2018*	1,175,000	1,260,188
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp. Senior Notes 9.75% due 06/15/2019*(5)	675,000	688,500
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	4,083,000	4,245,940
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	4,550,000	5,141,086

		11,664,214

Metal-Aluminum — 0.5%
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,353,058
Alcoa, Inc. Senior Notes 5.55% due 02/01/2017	1,470,000	1,593,317
Alcoa, Inc. Senior Notes 5.87% due 02/23/2022	3,500,000	3,802,565

		7,748,940

Metal-Copper — 0.2%
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	1,755,000	1,696,716
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	1,035,500

		2,732,216

Multimedia — 1.8%
21st Century Fox America, Inc. Company Guar. Notes 4.00% due 10/01/2023	2,000,000	2,052,258
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	1,000,000	1,089,914
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,663,781
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,251,265
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,436,110
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	1,125,000	1,438,207
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/2016	650,000	745,845

Security Description	Principal Amount	Value (Note 2)
Multimedia (continued)
News America, Inc. Company Guar. Notes 3.00% due 09/15/2022	$2,000,000	$1,934,542
News America, Inc. Company Guar. Bonds 7.63% due 11/30/2028	1,000,000	1,279,646
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/2040	1,500,000	1,760,202
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	2,570,000	3,043,384
Viacom, Inc. Senior Notes 2.20% due 04/01/2019	4,675,000	4,645,884
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	2,725,000	2,829,474
Walt Disney Co. Senior Notes 3.75% due 06/01/2021	1,690,000	1,802,441

		28,972,953

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	1,000,000	1,140,161

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 6.00% due 08/15/2022	600,000	600,000
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	1,950,000	2,071,875
Xerox Corp. Senior Notes 2.95% due 03/15/2017	670,000	696,633
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	885,374

		4,253,882

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,375,963
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	777,761
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	1,605,000	1,759,977
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	600,000	600,000

		5,513,701

Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,100,000	4,060,357
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022*	625,000	623,438

29

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021	$725,000	$734,062
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020	1,225,000	1,277,062
Approach Resources, Inc. Company Guar. Notes 7.00% due 06/15/2021	1,250,000	1,296,875
Athlon Holdings LP/Athlon Finance Corp. Company Guar. Notes 6.00% due 05/01/2022*	625,000	626,563
Athlon Holdings LP/Athlon Finance Corp. Company Guar. Notes 7.38% due 04/15/2021*	850,000	905,250
BreitBurn Energy Partners LP/BreitBurn Finance Corp. Company Guar. Notes 7.88% due 04/15/2022	1,150,000	1,201,750
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	975,000	1,055,437
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	1,000,000	1,047,500
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/2020	900,000	990,000
Chesapeake Energy Corp. Company Guar. Notes 5.38% due 06/15/2021	525,000	539,109
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	800,000	854,000
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/2020	900,000	1,012,500
Energy XXI Gulf Coast, Inc. Company Guar. Notes 6.88% due 03/15/2024*	300,000	298,500
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.50% due 12/15/2021	1,000,000	1,045,000
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.75% due 06/15/2019	275,000	286,000
Energy XXI Gulf Coast, Inc. Company Guar. Notes 9.25% due 12/15/2017	850,000	888,250
Everest Acquisition LLC Senior Notes 9.38% due 05/01/2020	350,000	387,625
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	200,000	200,500
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021*	950,000	952,375

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019	$850,000	$862,750
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	100,000	102,188
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	575,000	602,313
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	425,000	448,906
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	1,125,000	1,215,000
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	1,825,000	1,925,375
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	850,000	901,000
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022*	500,000	541,250
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	225,000	243,563
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	875,000	899,062
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	1,100,000	1,144,000
SandRidge Energy, Inc. Company Guar. Notes 8.13% due 10/15/2022	400,000	426,000
SM Energy Co. Senior Notes 5.00% due 01/15/2024	325,000	320,125
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	1,125,000	1,198,125

		31,111,810

Oil Companies-Integrated — 0.9%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,558,617
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,280,532
Hess Corp. Senior Notes 8.13% due 02/15/2019	3,000,000	3,739,035
PC Financial Partnership Company Guar. Notes 5.00% due 11/15/2014	1,800,000	1,822,752
Phillips 66 Company Guar. Notes 1.95% due 03/05/2015	1,460,000	1,472,893

30

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	$2,490,000	$2,650,032
XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	440,000	600,348
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	605,000	870,816

		14,995,025

Oil Refining & Marketing — 0.5%
CVR Refining LLC/Coffeyville Finance, Inc. Sec. Notes 6.50% due 11/01/2022	250,000	258,750
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	886,067
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	925,000	897,250
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	2,049,116
Valero Energy Corp. Company Guar. Notes 9.38% due 03/15/2019	3,568,000	4,634,158

		8,725,341

Oil-Field Services — 0.2%
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/2019	400,000	419,000
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 10/15/2022	250,000	270,625
FTS International, Inc. Company Guar. Notes 6.25% due 05/01/2022*	1,300,000	1,322,750
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*	850,000	845,750
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	450,000	500,625

		3,358,750

Paper & Related Products — 0.5%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	700,000	672,000
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,147,125
International Paper Co. Senior Notes 7.30% due 11/15/2039	1,000,000	1,332,806
International Paper Co. Senior Notes 7.50% due 08/15/2021	2,020,000	2,553,173

Security Description	Principal Amount	Value (Note 2)
Paper & Related Products (continued)
Plum Creek Timberlands LP Company Guar. Notes 3.25% due 03/15/2023	$1,370,000	$1,305,741
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/2021	1,200,000	1,305,258
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(1)(3)(6)(7)	250,000	25
Westvaco Corp. Company Guar. Notes 7.65% due 03/15/2027	600,000	664,747

		8,980,875

Pharmacy Services — 0.0%
Omnicare, Inc. Company Guar. Notes 7.75% due 06/01/2020	700,000	742,000

Physicians Practice Management — 0.1%
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	1,100,000	1,086,250

Pipelines — 2.7%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	1,100,000	1,133,000
Access Midstream Partners LP/ACMP Finance Corp Company Guar. Notes 4.88% due 03/15/2024	375,000	386,250
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	525,000	561,094
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 4.75% due 11/15/2021	275,000	259,875
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	200,000	196,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.00% due 12/15/2020	375,000	386,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.13% due 03/01/2022*	450,000	464,625
El Paso Corp. Company Guar. Notes 7.25% due 06/01/2018	525,000	590,625
El Paso LLC Company Guar. Notes 6.50% due 09/15/2020	600,000	660,000
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	2,300,000	2,346,000
Energy Transfer Equity LP Senior Notes 5.88% due 01/15/2024*	675,000	688,500

31

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	$4,250,000	$4,544,529
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 06/01/2015	900,000	923,279
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.50% due 03/01/2020	500,000	522,500
Kinder Morgan Energy Partners LP Senior Notes 3.95% due 09/01/2022	4,600,000	4,619,739
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/2035	2,540,000	2,754,102
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/2041	570,000	658,402
Kinder Morgan Energy Partners LP Senior Notes 6.55% due 09/15/2040	2,960,000	3,492,912
Kinder Morgan, Inc. Senior Notes 5.63% due 11/15/2023*	1,675,000	1,725,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	375,000	369,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	675,000	721,406
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	250,000	238,125
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	100,000	98,750
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	275,000	287,375
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/2018	950,000	990,375
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022*	450,000	451,125
Sabine Pass Liquefaction, LLC Senior Sec. Notes 5.63% due 02/01/2021	1,800,000	1,863,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	100,000	101,500
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022*	250,000	263,125

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	$2,370,000	$2,404,379
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	825,000	849,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	675,000	702,000
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,420,161
Williams Partners LP Senior Notes 4.90% due 01/15/2045	2,460,000	2,453,220
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	3,040,275

		43,167,373

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc. Senior Notes 5.95% due 06/01/2018	2,160,000	2,469,072

Printing-Commercial — 0.1%
Mustang Merger Corp. Senior Notes 8.50% due 08/15/2021*	1,050,000	1,128,750

Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	325,000	332,313
Gannett Co., Inc. Company Guar. Notes 6.38% due 10/15/2023*	1,050,000	1,107,750

		1,440,063

Publishing-Periodicals — 0.3%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	1,575,000	1,630,125
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 10/01/2020	1,300,000	1,287,000
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	575,000	566,375
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	975,000	965,250

		4,448,750

Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	875,000	857,500

32

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Racetracks — 0.2%
Churchill Downs, Inc. Company Guar. Notes 5.38% due 12/15/2021*	$325,000	$329,215
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	850,000	862,750
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	625,000	637,109
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	1,625,000	1,515,313

		3,344,387

Radio — 0.5%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	1,300,000	1,332,500
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	950,000	1,059,250
Radio One, Inc. Senior Sub. Notes 9.25% due 02/15/2020*	1,100,000	1,163,250
Sirius XM Radio Inc Company Guar. Notes 6.00% due 07/15/2024*	1,200,000	1,206,000
Sirius XM Radio, Inc. Senior Notes 4.25% due 05/15/2020*	100,000	96,250
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	1,100,000	1,023,000
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*	375,000	391,875
Sirius XM Radio, Inc. Senior Notes 5.88% due 10/01/2020*	1,250,000	1,278,125
Townsquare Radio LLC/Townsquare Radio, Inc. Company Guar. Notes 9.00% due 04/01/2019*	1,300,000	1,410,500

		8,960,750

Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,083,448
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	1,100,000	1,158,075
American Tower Corp. Senior Notes 4.50% due 01/15/2018	900,000	973,067
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,585,405
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,409,162

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Boston Properties LP Senior Notes 5.88% due 10/15/2019	$3,000,000	$3,475,716
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	910,000	1,011,527
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	214,964
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	2,024,643
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,256,935
Liberty Property LP Senior Notes 6.63% due 10/01/2017	1,300,000	1,477,638
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,159,338
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	3,150,000	3,172,941
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	5,200,000	5,410,439
ProLogis LP Company Guar. Notes 6.88% due 03/15/2020	339,000	401,676
Simon Property Group LP Senior Notes 6.13% due 05/30/2018	1,350,000	1,558,779
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,127,111
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	1,760,000	2,045,951
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	767,078
Weyerhaeuser Co. Senior Notes 7.38% due 10/01/2019	2,000,000	2,435,618
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	3,675,000	4,965,553

		44,715,064

Real Estate Management/Services — 0.1%
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	1,947,305

Real Estate Operations & Development — 0.2%
Post Apartment Homes LP Senior Notes 3.38% due 12/01/2022	1,520,000	1,476,761
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,310,587

33

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Operations & Development (continued)
Susa Partnership LP Company Guar. Notes 8.20% due 06/01/2017	$250,000	$291,411

		3,078,759

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(3)	250,000	9

Rental Auto/Equipment — 0.8%
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,626,436
ERAC USA Finance LLC Company Guar. Notes 6.38% due 10/15/2017*	3,005,000	3,441,509
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	175,000	178,938
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	1,150,000	1,190,250
Hertz Corp. Company Guar. Notes 6.75% due 04/15/2019	1,000,000	1,045,000
Light Tower Rentals, Inc. Senior Sec. Notes 8.13% due 08/01/2019*	325,000	330,687
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/2021	250,000	272,812
United Rentals North America, Inc. Company Guar. Notes 5.75% due 11/15/2024	250,000	255,625
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	250,000	258,594
United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020	75,000	80,438
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	75,000	82,688
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/2020	1,175,000	1,266,062

		13,029,039

Research & Development — 0.2%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(5)	2,100,000	2,136,750
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	1,050,000	1,134,000

		3,270,750

Resorts/Theme Parks — 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.25% due 03/15/2021	575,000	580,750

Security Description	Principal Amount	Value (Note 2)
Resorts/Theme Parks (continued)
Cedar Fair LP/Canada’s Wonderland Co./ Magnum Management Corp. Company Guar. Notes 5.38% due 06/01/2024*	$425,000	$425,000
HRP Myrtle Beach Operations LLC Escrow Notes 7.38% due 04/01/2012†*(1)(2)(3)	475,000	0
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	1,675,000	1,666,625

		2,672,375

Retail-Apparel/Shoe — 0.2%
Gymboree Corp. Company Guar. Notes 9.13% due 12/01/2018	500,000	300,000
L Brands, Inc. Company Guar. Notes 5.63% due 10/15/2023	325,000	343,688
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	900,000	945,000
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	500,000	565,000
PVH Corp. Senior Notes 4.50% due 12/15/2022	1,125,000	1,088,437

		3,242,125

Retail-Arts & Crafts — 0.3%
Michaels FinCo., Holdings LLC/Michaels FinCo., Inc. Senior Notes 7.50% due 08/01/2018*(5)	1,650,000	1,666,500
Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*	1,375,000	1,354,375
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/2018	1,186,000	1,236,405

		4,257,280

Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	887,777
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	2,750,000	2,886,609
AutoZone, Inc. Senior Notes 1.30% due 01/13/2017	1,420,000	1,420,582
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	800,000	813,149
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,133,749

		7,141,866

Retail-Automobile — 0.0%
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	650,000	671,125

34

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	$2,790,000	$2,778,438
Serta Simmons Holdings LLC Senior Notes 8.13% due 10/01/2020*	2,225,000	2,341,813

		5,120,251

Retail-Building Products — 0.2%
Hillman Group, Inc. Senior Notes 6.38% due 07/15/2022*	1,125,000	1,108,125
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	1,877,291

		2,985,416

Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 2.25% due 12/05/2018	3,100,000	3,124,899
CVS Caremark Corp. Senior Notes 4.00% due 12/05/2023	1,240,000	1,295,147
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/2027*	514,274	568,029

		4,988,075

Retail-Fabric Store — 0.2%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(5)	975,000	984,750
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	1,875,000	1,865,625

		2,850,375

Retail-Jewelry — 0.0%
Claire’s Stores, Inc. Senior Sec. Notes 6.13% due 03/15/2020*	475,000	433,438

Retail-Leisure Products — 0.2%
Party City Holdings, Inc. Company Guar. Notes 8.88% due 08/01/2020	925,000	996,687
PC Nextco Holdings LLC/PC Nextco Finance, Inc. Senior Notes 8.75% due 08/15/2019*(5)	1,825,000	1,843,250

		2,839,937

Retail-Major Department Stores — 0.1%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	375,000	395,625
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(5)	975,000	1,040,813

		1,436,438

Security Description	Principal Amount	Value (Note 2)
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.50% due 11/01/2023	$125,000	$128,750
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	300,000	312,000
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	675,000	718,875

		1,159,625

Retail-Pet Food & Supplies — 0.2%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	1,250,000	1,325,000
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(5)	1,675,000	1,691,750

		3,016,750

Retail-Propane Distribution — 0.1%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	175,000	180,688
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022*	450,000	469,125
Suburban Propane Partners LP/Suburban Energy Finance Corp Senior Notes 5.50% due 06/01/2024	675,000	668,250
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021	1,016,000	1,089,660

		2,407,723

Retail-Restaurants — 0.2%
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/2018	1,650,000	1,758,900
NPC International, Inc./NPC Operating Co. Company Guar. Notes 10.50% due 01/15/2020	1,275,000	1,415,250

		3,174,150

Retail-Sporting Goods — 0.2%
Academy, Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/2019*	1,225,000	1,298,500
New Academy Finance Co. LLC/New Academy Finance Corp. Senior Notes 8.00% due 06/15/2018*(5)	1,700,000	1,708,500

		3,007,000

Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	925,000	901,875

35

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Schools — 0.2%
Boston University Senior Notes 7.63% due 07/15/2097	$2,000,000	$2,502,686
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	1,018,087

		3,520,773

Semiconductor Equipment — 0.4%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	1,275,000	1,316,437
KLA-Tencor Corp. Senior Notes 6.90% due 05/01/2018	2,640,000	3,071,891
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	1,425,000	1,382,250

		5,770,578

Special Purpose Entities — 0.6%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	790,000	845,521
Camp Pendleton & Quantico Housing LLC Sec. Bonds 5.57% due 10/01/2050*	1,605,000	1,681,574
General Electric Capital Corp./LJ VP Holdings LLC Senior Notes 3.80% due 06/18/2019*	1,340,000	1,429,736
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(8)	4,930,000	5,305,814

		9,262,645

Steel Pipe & Tube — 0.4%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/2017	1,270,000	1,285,875
Mueller Water Products, Inc. Company Guar. Notes 8.75% due 09/01/2020	280,000	306,600
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	4,420,000	5,217,341

		6,809,816

Steel-Producers — 0.6%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,300,000	2,358,588
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,780,755
Reliance Steel & Aluminum Co. Company Guar. Notes 4.50% due 04/15/2023	4,725,000	4,846,466
Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023	125,000	125,937

		10,111,746

Security Description	Principal Amount	Value (Note 2)
Steel-Specialty — 0.3%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	$1,620,000	$2,009,811
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Senior Notes 6.38% due 05/01/2022*	2,200,000	2,167,000

		4,176,811

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,164,413

Telecom Services — 0.1%
Level 3 Communications, Inc. Senior Notes 8.88% due 06/01/2019	400,000	432,000
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	1,790,000	1,906,640

		2,338,640

Telecommunication Equipment — 0.5%
CommScope Holding Co., Inc. Senior Notes 6.63% due 06/01/2020*(5)	1,675,000	1,767,125
CommScope, Inc. Company Guar. Notes 5.50% due 06/15/2024*	675,000	671,625
Harris Corp. Senior Notes 5.95% due 12/01/2017	5,000,000	5,611,865
Juniper Networks, Inc. Senior Notes 5.95% due 03/15/2041	500,000	544,382

		8,594,997

Telephone-Integrated — 2.6%
CenturyLink, Inc. Senior Notes 6.45% due 06/15/2021	4,000,000	4,300,000
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	3,000,000	3,000,000
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	900,000	958,500
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021*	100,000	103,500
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	125,000	132,969
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	950,000	1,011,750
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	700,000	761,250
SBC Communications Senior Notes 5.10% due 09/15/2014	2,000,000	2,010,638

36

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	$1,300,000	$1,267,500
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	1,500,000	1,605,000
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	14,950,000	16,544,806
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	8,550,000	10,737,526

		42,433,439

Television — 0.2%
AMC Networks, Inc. Company Guar. Notes 4.75% due 12/15/2022	525,000	523,687
AMC Networks, Inc. Company Guar. Notes 7.75% due 07/15/2021	850,000	930,750
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	1,325,000	1,386,281
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	775,000	764,344

		3,605,062

Textile-Home Furnishings — 0.1%
Springs Industries, Inc. Senior Notes 6.25% due 06/01/2021	900,000	897,750

Theaters — 0.1%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	450,000	453,375
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	150,000	162,375
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	625,000	623,438

		1,239,188

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	1,635,000	1,666,578
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	296,243
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/2020	1,000,000	1,177,638
Lorillard Tobacco Co. Company Guar. Notes 7.00% due 08/04/2041	810,000	988,794

		4,129,253

Security Description	Principal Amount	Value (Note 2)
Tools-Hand Held — 0.0%
BC Mountain LLC/BC Mountain Finance, Inc. Company Guar. Notes 7.00% due 02/01/2021*	$500,000	$480,000

Toys — 0.3%
Hasbro, Inc. Senior Notes 3.15% due 05/15/2021	3,100,000	3,104,411
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,479,794

		4,584,205

Transactional Software — 0.0%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*	225,000	237,375

Transport-Equipment & Leasing — 0.1%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	875,000	870,625

Transport-Rail — 0.4%
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/2021	223,864	256,946
Burlington Northern Santa Fe LLC Senior Notes 3.45% due 09/15/2021	1,000,000	1,034,882
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,630,919
Union Pacific Corp. Senior Notes 3.75% due 03/15/2024	1,200,000	1,246,490
Union Pacific Corp. Senior Notes 4.88% due 01/15/2015	1,520,000	1,550,309

		6,719,546

Transport-Services — 0.4%
Ryder System, Inc. Senior Notes 2.45% due 11/15/2018	1,570,000	1,588,053
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	1,325,000	1,354,166
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	2,000,000	2,013,654
Ryder System, Inc. Senior Notes 3.15% due 03/02/2015	1,055,000	1,071,169
Ryder System, Inc. Senior Notes 3.50% due 06/01/2017	800,000	842,891

		6,869,933

37

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Trucking/Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	$2,400,000	$2,399,249
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	4,020,000	4,252,171

		6,651,420

Wire & Cable Products — 0.2%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	1,075,000	1,144,875
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	325,000	324,187
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	1,500,000	1,537,500
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	800,000	802,000

		3,808,562

X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	600,000	625,500

Total U.S. Corporate Bonds & Notes (cost $1,204,902,790)		1,273,130,200

FOREIGN CORPORATE BONDS & NOTES — 15.9%
Advertising Services — 0.2%
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,543,072
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	1,000,000	1,088,628

		3,631,700

Aerospace/Defense — 0.3%
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	4,098,810

Aerospace/Defense-Equipment — 0.1%
Silver II Borrower/Silver II US Holdings LLC Company Guar. Notes 7.75% due 12/15/2020*	1,725,000	1,806,938

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. Company Guar. Notes 4.00% due 12/07/2015*	1,270,000	1,315,208

Auto-Cars/Light Trucks — 0.3%
Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/2021*	1,200,000	1,329,000

Security Description	Principal Amount	Value (Note 2)
Auto-Cars/Light Trucks (continued)
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	$3,150,000	$3,236,026

		4,565,026

Auto/Truck Parts & Equipment-Original — 0.3%
International Automotive Components Group SL Sec. Notes 9.13% due 06/01/2018*	975,000	1,033,500
Schaeffler Finance BV Senior Notes 4.25% due 05/15/2021*	725,000	719,562
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	375,000	380,625
Schaeffler Finance BV Senior Sec. Notes 7.75% due 02/15/2017*	700,000	780,500
Schaeffler Holding Finance BV Senior Sec. Notes 6.88% due 08/15/2018*(5)	900,000	945,000
Stackpole International Senior Sec. Notes 7.75% due 10/15/2021*	1,325,000	1,325,000

		5,184,187

Banks-Commercial — 0.3%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	1,900,000	1,869,315
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/2015*	3,500,000	3,605,283

		5,474,598

Beverages-Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	2,850,000	2,873,285

Beverages-Wine/Spirits — 0.3%
Pernod-Ricard SA Senior Notes 4.25% due 07/15/2022*	2,950,000	3,082,239
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	950,000	1,091,630

		4,173,869

Broadcast Services/Program — 0.6%
Grupo Televisa SA Senior Notes 6.63% due 03/18/2025	7,015,000	8,504,158
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	831,460

		9,335,618

Building Products-Doors & Windows — 0.1%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	1,150,000	1,230,500

38

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.2%
Numericable Group SA Senior Sec. Notes 4.88% due 05/15/2019*	$200,000	$201,000
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	1,300,000	1,306,500
Numericable Group SA Senior Sec. Notes 6.25% due 05/15/2024*	575,000	577,875
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	1,025,000	1,030,125

		3,115,500

Cellular Telecom — 0.3%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	1,200,000	1,164,589
America Movil SAB de CV Company Guar. Notes 5.75% due 01/15/2015	900,000	919,341
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	2,850,000	3,070,875

		5,154,805

Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 06/01/2023*	1,200,000	1,212,000
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025*	650,000	640,250

		1,852,250

Containers-Metal/Glass — 0.2%
Ardagh Packaging Finance PLC Company Guar. Notes 9.13% due 10/15/2020*	1,925,000	2,079,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.25% due 01/31/2019*	200,000	199,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.75% due 01/31/2021*	650,000	648,375
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	110,294	108,640

		3,035,515

Containers-Paper/Plastic — 0.0%
Beverage Packaging Holdings Luxembourg II SA Company Guar. Notes 6.00% due 06/15/2017*	375,000	372,656

Cruise Lines — 0.3%
Carnival Corp. Company Guar. Notes 3.95% due 10/15/2020	3,395,000	3,551,204

Security Description	Principal Amount	Value (Note 2)
Cruise Lines (continued)
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	$900,000	$931,500

		4,482,704

Diversified Banking Institutions — 0.4%
Deutsche Bank AG Senior Notes 3.25% due 01/11/2016	2,480,000	2,566,115
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	3,410,000	3,613,724
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	1,000,000	1,132,060

		7,311,899

Diversified Financial Services — 0.2%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	380,000	402,111
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	2,380,000	2,470,335

		2,872,446

Diversified Manufacturing Operations — 0.2%
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/2021	3,540,000	3,900,418

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 04/03/2017*	2,000,000	2,046,800
Anglo American Capital PLC Company Guar. Notes 4.45% due 09/27/2020*	600,000	627,727

		2,674,527

Diversified Operations — 0.4%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	1,675,000	1,792,250
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	1,550,000	1,623,645
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	2,000,000	2,439,210
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*	425,000	432,438

		6,287,543

Electric-Integrated — 0.2%
Enel Finance International SA Company Guar. Notes 3.88% due 10/07/2014*	1,570,000	1,579,082
Enersis SA Senior Notes 7.40% due 12/01/2016	600,000	678,880

39

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	$1,100,000	$1,232,892

		3,490,854

Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Company Guar. Notes 4.63% due 02/15/2020	525,000	531,563
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023	350,000	355,250

		886,813

Electronic Parts Distribution — 0.1%
Rexel SA Senior Notes 5.25% due 06/15/2020*	825,000	837,375
Rexel SA Senior Notes 6.13% due 12/15/2019*	1,350,000	1,397,250

		2,234,625

Finance-Auto Loans — 0.4%
RCI Banque SA Senior Notes 3.50% due 04/03/2018*	3,825,000	3,962,478
RCI Banque SA Senior Notes 4.60% due 04/12/2016*	1,900,000	2,006,959

		5,969,437

Finance-Investment Banker/Broker — 0.2%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,942,166

Food-Baking — 0.2%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,291,279
Grupo Bimbo SAB de CV Senior Notes 4.88% due 06/27/2044*	1,736,000	1,689,909

		2,981,188

Food-Misc./Diversified — 0.4%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	5,920,654

Gold Mining — 0.8%
AngloGold Ashanti Holdings PLC Company Guar. Notes 8.50% due 07/30/2020	3,000,000	3,394,500
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	604,306
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	712,225
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*	1,660,000	1,502,300

Security Description	Principal Amount	Value (Note 2)
Gold Mining (continued)
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	$5,500,000	$5,405,790
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	2,300,000	2,169,613

		13,788,734

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/2030	4,000,000	5,380,000

Medical-Drugs — 0.3%
Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*	1,100,000	1,104,125
VPII Escrow Corp. Company Guar. Notes 7.50% due 07/15/2021*	3,225,000	3,483,000

		4,587,125

Metal-Diversified — 0.2%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	1,750,000	1,850,984
Rio Tinto Finance USA PLC Company Guar. Notes 2.25% due 12/14/2018	1,600,000	1,618,166

		3,469,150

Multimedia — 0.3%
Pearson Funding Five PLC Company Guar. Notes 3.25% due 05/08/2023*	3,200,000	3,059,190
Pearson Funding Two PLC Company Guar. Notes 4.00% due 05/17/2016*	1,800,000	1,886,409

		4,945,599

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Bonds 5.63% due 09/21/2035*	1,600,000	1,770,754

Oil & Gas Drilling — 0.1%
Drill Rigs Holdings, Inc. Senior Sec. Notes 6.50% due 10/01/2017*	475,000	479,750
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/2020	840,000	917,428

		1,397,178

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	875,000	893,775
Canadian Natural Resources, Ltd. Senior Notes 4.90% due 12/01/2014	770,000	781,266
Canadian Natural Resources, Ltd. Senior Bonds 5.85% due 02/01/2035	4,960,000	5,804,579

40

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	$1,550,000	$1,818,790
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 01/15/2021	575,000	603,750
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 02/01/2022	550,000	580,250
Lone Pine Resources Canada, Ltd. Escrow Notes 10.38% due 02/15/2017†(1)(2)(3)	75,000	2

		10,482,412

Oil Companies-Integrated — 2.6%
BP Capital Markets PLC Company Guar. Notes 1.38% due 05/10/2018	3,600,000	3,547,940
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	1,000,000	1,029,755
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	3,850,000	4,271,633
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,938,998
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	3,000,000	3,687,585
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/2017*	1,000,000	1,067,300
Pemex Project Funding Master Trust Senior Notes 5.75% due 12/15/2015	800,000	842,000
Petro-Canada Senior Notes 5.35% due 07/15/2033	2,650,000	2,977,786
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023	2,820,000	2,680,297
Petrobras International Finance Co. Company Guar. Notes 2.88% due 02/06/2015	1,320,000	1,330,758
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	2,000,000	2,044,240
Petroleos Mexicanos Company Guar. Notes 4.88% due 03/15/2015	5,000,000	5,115,000
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024*	575,000	609,500
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	7,070,000	7,814,471
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,812,000

		41,769,263

Security Description	Principal Amount	Value (Note 2)
Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. Senior Notes 8.25% due 01/15/2027*(1)	$500,000	$646,310

Oil-Field Services — 0.3%
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042	150,000	169,785
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/2018	600,000	680,804
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	3,100,000	3,852,519

		4,703,108

Pharmacy Services — 0.0%
Catamaran Corp. Company Guar. Notes 4.75% due 03/15/2021	225,000	224,438

Pipelines — 0.2%
Enbridge, Inc. Senior Notes 5.60% due 04/01/2017	2,870,000	3,177,997

Satellite Telecom — 0.4%
Inmarsat Finance PLC Company Guar. Notes 4.88% due 05/15/2022*	900,000	891,000
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	675,000	648,000
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	2,425,000	2,449,250
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	650,000	682,500
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,125,000	1,200,937
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	550,000	562,375
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	625,000	650,000

		7,084,062

Security Services — 0.1%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	1,700,000	1,729,750

Seismic Data Collection — 0.2%
CGG SA Senior Notes 6.88% due 01/15/2022*	2,100,000	2,021,250
Cie Generale de Geophysique-Veritas Company Guar. Notes 6.50% due 06/01/2021	250,000	237,500

41

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Seismic Data Collection (continued)
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/2017	$397,000	$403,948

		2,662,698

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 3.75% due 06/01/2018*	400,000	396,000
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021*	225,000	234,000
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 03/15/2023*	200,000	206,500

		836,500

Steel-Producers — 0.8%
ArcelorMittal Senior Notes 5.00% due 02/25/2017	1,650,000	1,699,500
ArcelorMittal Senior Notes 5.75% due 08/05/2020	3,000,000	3,120,000
ArcelorMittal Senior Notes 6.13% due 06/01/2018	1,425,000	1,521,188
ArcelorMittal Senior Notes 7.25% due 03/01/2041	1,000,000	1,020,000
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	3,570,000	3,784,200
Hyundai Steel Co. Senior Notes 4.63% due 04/21/2016*	2,130,000	2,227,377

		13,372,265

SupraNational Banks — 0.3%
Corporacion Andina de Fomento Senior Notes 3.75% due 01/15/2016	710,000	738,700
Corporacion Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	880,227
Corporacion Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,249,914
Inter-American Development Bank Notes 6.75% due 07/15/2027	1,200,000	1,643,104

		4,511,945

Telecom Services — 0.1%
Altice SA Senior Sec. Notes 7.75% due 05/15/2022*	1,425,000	1,457,062
Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*	725,000	737,688

		2,194,750

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated — 0.6%
Lynx II Corp. Company Guar. Notes 6.38% due 04/15/2023*	$1,275,000	$1,338,750
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	2,200,000	2,288,350
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,584,346
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,814,235
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	1,999,853

		10,025,534

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/2031	2,950,000	3,911,420
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	935,000	884,626

		4,796,046

Wireless Equipment — 0.3%
Telefonaktiebolaget LM Ericsson Senior Notes 4.13% due 05/15/2022	4,000,000	4,161,568

Total Foreign Corporate Bonds & Notes (cost $245,224,061)		257,892,925

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS Bonds zero coupon due 01/15/2021 (cost $385,431)	640,000	548,227

U.S. GOVERNMENT TREASURIES — 0.9%
United States Treasury Notes — 0.9%
1.50% due 12/31/2018	7,000,000	6,958,434
2.75% due 11/15/2023	7,000,000	7,144,921

Total U.S. Government Treasuries (cost $13,807,206)		14,103,355

MUNICIPAL BONDS & NOTES — 0.2%
City of Chicago, IL General Obligation Bonds Series B 5.43% due 01/01/2042 (cost $3,520,000)	3,520,000	3,365,050

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Republic of Colombia Senior Notes 4.38% due 07/12/2021	855,000	910,575
State Of Qatar Senior Notes 5.25% due 01/20/2020*	2,185,000	2,474,512
United Mexican States Senior Notes 6.63% due 03/03/2015	3,150,000	3,239,775

Total Foreign Government Obligations (cost $6,210,904)		6,624,862

42

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co.	17,278	$584,342
Motors Liquidation Co. GUC Trust†	1,280	30,848

		615,190

Oil Companies-Exploration & Production — 0.0%
Lone Pine Resources Canada, Ltd.†(1)(3)	9,354	10,430
Lone Pine Resources, Inc., Class A†(1)(2)(3)	9,354	467

		10,897

Total Common Stock (cost $1,681,694)		626,087

PREFERRED SECURITIES — 0.1%
Finance-Auto Loans — 0.0%
Ally Financial, Inc. 7.00%*	215	213,925

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%(3)	30,000	300

Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,300,000

Total Preferred Securities (cost $2,435,869)		1,514,225

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Electric-Integrated — 0.3%
Electricite de France SA VRS 5.63%*(9)	$5,000,000	5,200,000

Finance-Commercial — 0.1%
Textron Financial Corp. FRS 6.00%*	2,400,000	2,160,000

Security Description	Shares/ Principal Amount	Value (Note 2)
Insurance-Multi-line — 0.1%
MetLife, Inc. 10.75%	$900,000	$1,435,500
USF&G Capital III 8.31%*	250,000	338,120

		1,773,620

Special Purpose Entity — 0.2%
Goldman Sachs Capital I 6.35%	2,500,000	2,844,415

Total Preferred Securities/Capital Securities (cost $10,967,177)		11,978,035

WARRANTS† — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Expires 07/10/16 (Strike price $10.00)	5,424	133,159
General Motors Co. Expires 07/10/19 (Strike price $18.33)	5,424	91,666

Total Warrants (cost $608,048)		224,825

Total Long-Term Investment Securities (cost $1,489,743,180)		1,570,007,791

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Time Deposits — 2.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2014 (cost $41,824,000)	41,824,000	41,824,000

TOTAL INVESTMENTS (cost $1,531,567,180)(10)	99.1%	1,611,831,791
Other assets less liabilities	0.9	15,125,406

NET ASSETS	100.0%	$1,626,957,197

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2014, the aggregate value of these securities was $363,841,051 representing 22.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Illiquid security. At July 31, 2014, the aggregate value of these securities was $4,919,840 representing 0.3% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2014, the Corporate Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
FPL Energy National Wind Portfolio LLC 6.13% due 03/25/2019	6/19/2005	$2,826	$2,826
	5/27/2009	22,045	18,077

		$24,871	$20,903	$24,400	$98.11	0.00%

43

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
General Motors Corp. 7.20% due 01/15/2011	4/21/2011	$1,000,000	$0	$0	$0.00	0.00%
General Motors Corp. 7.40% due 09/01/2025	4/21/2011	2,800,000	0	0	0.00	0.00
General Motors Corp. 9.45% due 11/01/2011	4/21/2011	250,000	0	0	0.00	0.00
HRP Myrtle Beach Operations LLC 7.38% due 04/01/2012	3/23/2006	225,000	225,000
	10/29/2007	100,000	99,852
	1/2/2008	150,000	149,010

		475,000	473,862	0	0.00	0.00
Lone Pine Resources Canada, Ltd. 10.38% due 02/15/2017	7/10/2012	75,000	0	2	0.00	0.00
Lone Pine Resources, Inc., Class A Common Stock	7/10/2012	9,354	0	467	0.05	0.00

				$24,869		0.00%

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Security in default of interest
(5)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)	Security in default of interest and principal at maturity.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2014	Unrealized Appreciation (Depreciation)
300	Short	U.S. Treasury 10 Year Notes	September 2014	$37,494,638	$37,382,813	$111,825

44

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes
Auto-Cars/Light Trucks	$—	$25,035,402	$0	$25,035,402
Diversified Banking Institutions	—	119,855,859	—	119,855,859
Paper & Related Products	—	8,980,850	25	8,980,875
Recycling	—	—	9	9
Resorts/Theme Parks	—	2,672,375	0	2,672,375
Other Industries*	—	1,116,585,680	—	1,116,585,680
Foreign Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	10,482,410	2	10,482,412
Other Industries*	—	247,410,513	—	247,410,513
U.S. Government Agencies	—	548,227	—	548,227
U.S. Government Treasuries	—	14,103,355	—	14,103,355
Municipal Bonds & Notes	—	3,365,050	—	3,365,050
Foreign Government Obligations	—	6,624,862	—	6,624,862
Common Stocks:
Auto-Cars/Light Trucks	615,190	—	—	615,190
Oil Companies-Exploration & Production	—	—	10,897	10,897
Preferred Securities:
Finance-Auto Loans		213,925		213,925
Finance-Investment Banker/Broker			300	300
Real Estate Investment Trusts	1,300,000			1,300,000
Preferred Securities/Capital Securities	—	11,978,035	—	11,978,035
Warrants	224,825	—	—	224,825
Short-Term Investment Securities:
Time Deposits	—	41,824,000	—	41,824,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	111,825	—	—	111,825

Total	$2,251,840	$1,609,680,543	$11,233	$1,611,943,616

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

45

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Sovereign	43.9%
United States Treasury Notes	19.2
Diversified Financial Services	9.1
Federal National Mtg. Assoc.	4.3
Registered Investment Companies	3.8
Federal Home Loan Mtg. Corp.	3.8
Sovereign Agency	2.6
Banks-Commercial	2.5
Telephone-Integrated	1.3
Oil Companies-Integrated	0.8
Tobacco	0.8
Real Estate Investment Trusts	0.7
Cable/Satellite TV	0.6
Diversified Banking Institutions	0.6
Multimedia	0.5
Computers	0.5
Medical-Drugs	0.4
Gas-Transportation	0.4
SupraNational Banks	0.4
Insurance-Mutual	0.4
Applications Software	0.3
Retail-Restaurants	0.3
United States Treasury Bonds	0.3
Medical-Generic Drugs	0.3
Banks-Special Purpose	0.3
Federal Farm Credit Bank	0.3
Telecom Services	0.2
Banks-Money Center	0.2
Machinery-Construction & Mining	0.2
Machinery-Farming	0.2
Finance-Commercial	0.1
Cellular Telecom	0.1
Oil Companies-Exploration & Production	0.1
Steel-Specialty	0.1
Beverages-Wine/Spirits	0.1

99.7%

Country Allocation*

United States	39.0%
Japan	12.1
Italy	9.4
United Kingdom	8.0
France	5.6
Spain	5.3
Cayman Islands	4.8
Germany	3.3
Netherlands	3.2
Canada	2.3
SupraNational	1.1
Belgium	1.0
Finland	0.7
Ireland	0.7
Brazil	0.6
Australia	0.5
Mexico	0.5
Denmark	0.5
Norway	0.4
Greece	0.2
Sweden	0.1
Argentina	0.1
United Arab Emirates	0.1
Hong Kong	0.1
Dominican Republic	0.1

99.7%

Credit Quality#†

Aaa	38.9%
Aa	26.1
A	4.2
Baa	20.3
Ba	0.2
B	0.4
Caa	0.2
Ca	0.5
Not Rated@	9.2

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

46

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description			Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES — 8.5%
Cayman Islands — 4.8%
Aberdeen Loan Funding, Ltd. FRS Series 2008-1A, Class A 0.88% due 11/01/2018*(1)	$		3,186,340	$3,166,225
Acis CLO, Ltd. FRS Series 2013-2A, Class A 0.73% due 10/14/2022*(1)			450,000	441,476
Acis CLO, Ltd. FRS Series 2013-2A, Class ACOM 1.15% due 10/14/2022*(1)			3,000,000	2,947,500
Acis CLO, Ltd. FRS Series 2013-1A, Class ACOM 1.46% due 04/18/2024*(1)			2,450,000	2,372,580
Brentwood CLO Corp. FRS Series 2006-1A, Class A1B 0.50% due 02/01/2022*(1)			1,804,854	1,782,234
Liberty CLO, Ltd. FRS Series 2005-1A, Class A1C 0.48% due 11/01/2017*(1)			258,072	257,580
OCP CLO, Ltd. FRS Series 2012-2A, Class ACOM 1.47% due 11/22/2023*(1)			2,150,000	2,114,525
OFSI Fund V, Ltd. FRS Series 2013-5A, Class ACOM 1.57% due 04/17/2025*(1)			1,600,000	1,583,200
OFSI Fund VI, Ltd. FRS Series 2014-6A, Class ACOM 1.55% due 03/20/2025*(1)(8)			2,900,000	2,835,330
Red River CLO, Ltd. FRS Series 1X, Class A 0.50% due 07/27/2018(1)			1,527,852	1,515,309
Red River CLO, Ltd. FRS Series 1A, Class A 0.50% due 07/27/2018*(1)			526,846	522,520
Trinitas CLO II, Ltd. FRS Series 2014-2A, Class ACOM 1.70% due 07/15/2026*(1)(2)			1,400,000	1,372,000
Trinitas CLO, Ltd. FRS Series 2014-1A, Class A1 1.83% due 04/15/2026*(1)			1,200,000	1,197,530
Trinitas CLO, Ltd. FRS Series 2014-1A, Class B1 2.20% due 04/15/2026*(1)			300,000	291,751

				22,399,760

Italy — 0.2%
Quadrivio Finance SRL FRS Series 2011-1, Class A1 0.71% due 07/25/2060(3)		EUR	608,169	807,982

United Kingdom — 2.3%
Aire Valley Mortgages PLC FRS Series 2006-1X, Class 2A1 0.52% due 09/20/2066(3)		EUR	1,948,176	2,547,401
Aire Valley Mortgages PLC FRS Series 2004-1X, Class 3A2 0.64% due 09/20/2066(3)		EUR	1,194,700	1,572,407
Eurosail PLC FRS Series 2007-PR1X, Class A1 0.95% due 09/13/2045(3)		GBP	348,080	564,736
Gracechurch Card Funding PLC FRS Series 2012-1A, Class A2 0.89% due 02/15/2017*		EUR	3,300,000	4,431,641

Security Description		Principal Amount**	Value (Note 2)

United Kingdom (continued)
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2C 0.47% due 09/21/2038(3)	EUR	50,036	$69,509
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2B 0.49% due 09/21/2038(3)		700,504	723,152
Leek Finance Number Seventeen PLC FRS Series 17X, Class A2C 0.49% due 12/21/2037(3)	EUR	165,800	232,079
Leek Finance Number Seventeen PLC FRS Series 17X, Class A2A 0.83% due 12/21/2037(3)	GBP	99,480	175,388
Thrones PLC FRS Series 2013-1, Class A 2.06% due 07/20/2044(3)	GBP	300,008	512,499

			10,828,812

United States — 1.2%
American Home Mtg. Investment Trust FRS Series 2004-3, Class 1A 0.90% due 10/25/2034(3)		56	56
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.37% due 03/20/2046(3)		849,972	660,947
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.43% due 02/25/2036(3)		936,936	769,707
Lehman XS Trust FRS Series 2007-7N Class 1A2 0.40% due 06/25/2047(3)		927,919	646,248
NCUA Guaranteed Notes Trust Series 2010-C1, Class A2 2.90% due 10/29/2020(4)		1,000,000	1,033,724
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 0.65% due 11/20/2034(3)		113,291	109,609
SLM Student Loan Trust FRS Series 2003-10A, Class A1D 1.68% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1B 1.74% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1G 1.74% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1H 1.74% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1E 1.78% due 12/15/2016*		100,000	100,000
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2007-10, Class 1A1 1.83% due 11/25/2037(3)		513,350	359,381

47

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description			Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES (continued)
United States (continued)
Washington Mutual Mtg. Pass Through Certs. FRS Series-AR5 Class 4A 1.11% due 06/25/2046(3)	$		1,169,349	$857,093
Wells Fargo Alternative Loan Trust FRS Series 2007-PA6, Class A1 2.63% due 12/28/2037(3)			797,258	654,826

				5,591,591

Total Asset Backed Securities (cost $40,611,438)				39,628,145

CORPORATE BONDS & NOTES — 14.5%
France — 1.0%
BPCE SA Sub. Notes 5.70% due 10/22/2023*			850,000	925,140
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*			750,000	753,750
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*			350,000	402,179
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022			450,000	448,757
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018			2,350,000	2,377,932

				4,907,758

Germany — 0.3%
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 5.00% due 12/01/2020		SEK	2,000,000	347,882
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 6.00% due 08/20/2020		AUD	800,000	834,462

				1,182,344

Hong Kong — 0.1%
CITIC Pacific, Ltd. Senior Notes 6.80% due 01/17/2023			370,000	426,887

Ireland — 0.7%
Caterpillar International Finance, Ltd. Company Guar. Notes 1.38% due 05/18/2015		EUR	400,000	539,866
GE Capital UK Funding Company Guar. Bonds 5.63% due 04/25/2019		GBP	644,000	1,224,802
Mobile Telesystems OJSC via MTS International Funding, Ltd. Senior Notes 8.63% due 06/22/2020			100,000	115,480
Perrigo Co. PLC Company Guar. Notes 4.00% due 11/15/2023*			1,200,000	1,217,628

				3,097,776

Security Description		Principal Amount**	Value (Note 2)

Italy — 1.6%
Banca Monte dei Paschi di Siena SpA Government Guar. Notes 3.50% due 03/20/2017	EUR	3,500,000	$4,959,909
Intesa Sanpaolo SpA Company Guar. Notes 5.02% due 06/26/2024*		450,000	445,176
Snam SpA Senior Notes 3.88% due 03/19/2018	EUR	1,450,000	2,139,963

			7,545,048

Japan — 2.6%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018	JPY	860,000,000	8,948,130
Japan Tobacco, Inc. Senior Notes 2.10% due 07/23/2018*		1,550,000	1,564,361
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*		1,350,000	1,405,938

			11,918,429

Mexico — 0.2%
America Movil SAB de CV Senior Notes 6.00% due 06/09/2019	MXN	4,310,000	330,781
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021		360,000	397,908
Trust F/1401 Senior Notes 5.25% due 12/15/2024*		210,000	219,713

			948,402

Netherlands — 0.6%
ABN AMRO Bank NV VRS Sub. Notes 6.25% due 09/13/2022		300,000	329,625
ING Bank NV Notes 2.00% due 09/25/2015*		1,300,000	1,317,672
UPC Holding BV Sec. Notes 8.38% due 08/15/2020	EUR	800,000	1,167,631

			2,814,928

Norway — 0.4%
Sparebank 1 Boligkreditt AS Bonds 1.75% due 11/15/2020*		1,900,000	1,846,547

Sweden — 0.1%
Nordea Bank AB Sub. Notes 4.50% due 03/26/2020	EUR	450,000	690,254

United Arab Emirates — 0.1%
Dolphin Energy, Ltd. Senior Sec. Notes 5.89% due 06/15/2019		389,025	431,818

48

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description			Principal Amount**	Value (Note 2)

CORPORATE BONDS & NOTES (continued)
United Kingdom — 0.7%
Bank of Scotland PLC Bonds 5.25% due 02/21/2017	$		400,000	$439,688
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020			700,000	767,807
Imperial Tobacco Finance PLC Company Guar. Notes 4.50% due 07/05/2018		EUR	1,150,000	1,734,232
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015			525,000	534,931

				3,476,658

United States — 6.1%
Apple, Inc. Senior Notes 2.40% due 05/03/2023			1,250,000	1,180,082
AT&T, Inc. Senior Notes 2.40% due 03/15/2024		EUR	650,000	901,965
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/2016			750,000	768,713
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018			850,000	972,047
Forest Laboratories, Inc. Senior Notes 4.38% due 02/01/2019*			650,000	696,150
Forest Laboratories, Inc. Senior Notes 5.00% due 12/15/2021*			850,000	925,650
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023			1,250,000	1,239,349
General Electric Capital Corp. Senior Notes 8.50% due 04/06/2018		MXN	1,000,000	85,318
HCP, Inc. Senior Notes 4.25% due 11/15/2023			3,000,000	3,112,539
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017			900,000	927,640
John Deere Capital Corp. Senior Notes 1.40% due 03/15/2017			750,000	756,467
Microsoft Corp. Senior Notes 0.88% due 11/15/2017			900,000	890,505
Microsoft Corp. Senior Notes 2.63% due 05/02/2033		EUR	350,000	479,916
Morgan Stanley Senior Notes 3.75% due 09/21/2017		EUR	600,000	873,769
Morgan Stanley Senior Notes 6.25% due 08/28/2017			600,000	679,156
NBCUniversal Enterprise, Inc. FRS Company Guar. Notes 0.92% due 04/15/2018*			1,900,000	1,920,558
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021			600,000	657,152

Security Description			Principal Amount**	Value (Note 2)

United States (continued)
New York Life Global Funding Sec. Notes 0.75% due 07/24/2015*	$		1,650,000	$1,656,199
Starbucks Corp. Senior Notes 3.85% due 10/01/2023			1,300,000	1,359,273
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021			1,350,000	1,431,359
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020			850,000	946,059
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018			350,000	373,140
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020			2,950,000	3,211,379
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023			100,000	110,668
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043			1,050,000	1,318,644
Walgreen Co. Senior Notes 3.10% due 09/15/2022			150,000	146,559
Zoetis, Inc. Senior Notes 1.88% due 02/01/2018			650,000	648,220

				28,268,476

Total Corporate Bonds & Notes (cost $65,216,672)				67,555,325

FOREIGN GOVERNMENT OBLIGATIONS — 45.0%
Argentina — 0.1%
Republic of Argentina Senior Notes 0.00% due 12/15/2035†		EUR	380,000	44,829
Republic of Argentina Senior Notes 0.00% due 12/15/2035†			4,675,000	420,750

				465,579

Australia — 0.5%
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023		AUD	2,200,000	2,361,371

Belgium — 1.0%
Kingdom of Belgium Bonds 2.25% due 06/22/2023		EUR	1,500,000	2,158,817
Kingdom of Belgium Bonds 3.75% due 09/28/2020*		EUR	245,000	388,030
Kingdom of Belgium Bonds 4.00% due 03/28/2032		EUR	800,000	1,344,064
Kingdom of Belgium Senior Bonds 4.25% due 09/28/2022		EUR	490,000	813,443

				4,704,354

49

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil — 0.6%
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2050(5)	BRL	6,535,014	$2,925,910

Canada — 2.3%
Government of Canada Bonds 1.50% due 09/01/2017	CAD	5,200,000	4,804,164
Government of Canada Bonds 2.50% due 06/01/2015(7)	CAD	2,460,000	2,283,614
Government of Canada Bonds 2.75% due 06/01/2022	CAD	2,100,000	2,036,211
Government of Canada Bonds 4.00% due 06/01/2041	CAD	400,000	455,311
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,000,000	1,288,265

			10,867,565

Denmark — 0.5%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	1,534,850
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	2,500,000	657,529

			2,192,379

Dominican Republic — 0.1%
Dominican Republic Senior Notes 6.60% due 01/28/2024		300,000	327,000

Finland — 0.7%
Republic of Finland Senior Notes 3.13% due 09/15/2014*	EUR	2,550,000	3,425,942

France — 4.6%
Government of France Bonds 1.00% due 05/25/2018	EUR	3,790,000	5,213,548
Government of France Bonds 2.25% due 10/25/2022	EUR	2,410,000	3,505,546
Government of France Bonds 4.00% due 10/25/2038	EUR	740,000	1,279,167
Government of France Bonds 4.25% due 10/25/2017	EUR	4,700,000	7,115,434
Government of France Bonds 4.50% due 04/25/2041	EUR	1,530,000	2,870,171
Government of France Bonds 4.75% due 04/25/2035	EUR	700,000	1,315,615

			21,299,481

Security Description		Principal Amount**	Value (Note 2)

Germany — 3.0%
Federal Republic of Germany Bonds 0.25% due 03/11/2016	EUR	1,700,000	$2,283,988
Federal Republic of Germany Bonds 0.25% due 04/13/2018	EUR	2,700,000	3,626,535
Federal Republic of Germany Bonds 1.50% due 09/04/2022	EUR	300,000	420,684
Federal Republic of Germany Bonds 1.50% due 05/15/2023	EUR	820,000	1,142,590
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	570,000	836,379
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	3,150,000	5,715,148

			14,025,324

Greece — 0.2%
Republic of Greece FRS Bonds 1.02% due 08/10/2014	EUR	790,000	1,046,711

Honduras — 0.0%
Republic of Honduras Senior Notes 8.75% due 12/16/2020*		210,000	228,375

Italy — 7.6%
Republic of Italy Bonds 4.50% due 05/01/2023	EUR	7,770,000	12,064,757

Republic of Italy Bonds 4.75% due 06/01/2017	EUR	180,000	267,709
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	390,000	605,541
Republic of Italy Bonds 5.00% due 08/01/2034	EUR	890,000	1,436,183
Republic of Italy Senior Bonds 5.00% due 08/01/2039	EUR	760,000	1,224,572
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	5,540,000	9,169,288
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	303,694
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	850,000	1,522,811
Republic of Italy Inflation Indexed Treasury Bonds 2.15% due 11/12/2017(5)	EUR	6,416,154	8,974,735

			35,569,290

Japan — 9.5%
Government of Japan Senior Notes 0.20% due 09/20/2017	JPY	37,400,000	364,769

50

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Government of Japan Senior Notes 0.30% due 03/20/2018	JPY	635,000,000	$6,216,043
Government of Japan Senior Notes 0.60% due 03/20/2023	JPY	320,000,000	3,155,312
Government of Japan Senior Notes 0.80% due 09/20/2022	JPY	671,000,000	6,739,478
Government of Japan Senior Notes 1.70% due 06/20/2033	JPY	762,800,000	7,878,557
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	260,000,000	2,732,630
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	463,400,000	4,810,841
Government of Japan Senior Bonds 2.10% due 12/20/2026	JPY	107,600,000	1,213,737
Government of Japan Senior Bonds 2.20% due 09/20/2026	JPY	487,300,000	5,549,540

Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	514,400,000	5,734,266

			44,395,173

Mexico — 0.3%
United Mexican States Bonds 7.50% due 06/03/2027	MXN	6,187,300	523,902
United Mexican States Bonds 8.50% due 11/18/2038	MXN	17,600	1,596
United Mexican States Bonds 10.00% due 11/20/2036	MXN	5,499,700	571,828
United Mexican States Inflation Indexed Treasury Bonds 3.50% due 12/14/2017(5)	MXN	3,134,069	258,467

			1,355,793

Netherlands — 2.6%
Government of Netherlands Bonds 1.75% due 07/15/2023*	EUR	1,500,000	2,099,543
Government of Netherlands Bonds 2.50% due 01/15/2033*	EUR	900,000	1,303,078
Government of Netherlands Bonds 2.75% due 01/15/2015*	EUR	1,150,000	1,558,621
Government of Netherlands Bonds 3.25% due 07/15/2015*	EUR	1,750,000	2,414,327
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	630,000	990,970

Security Description		Principal Amount**	Value (Note 2)

Netherlands (continued)
Government of Netherlands Bonds 4.50% due 07/15/2017*	EUR	2,380,000	$3,595,314

			11,961,853

Spain — 5.3%
Kingdom of Spain Bonds 3.75% due 10/31/2015	EUR	960,000	1,340,528
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	5,180,000	7,700,658
Kingdom of Spain Senior Notes 4.40% due 10/31/2023*	EUR	1,750,000	2,724,786
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	2,040,000	3,075,010
Kingdom of Spain Senior Notes 4.80% due 01/31/2024	EUR	1,290,000	2,064,627
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	520,000	851,436
Kingdom of Spain Bonds 5.40% due 01/31/2023*	EUR	3,270,000	5,430,194
Kingdom of Spain Bonds 5.85% due 01/31/2022	EUR	940,000	1,595,676

			24,782,915

SupraNational — 1.1%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	459,478
European Financial Stability Facility Government Guar. Notes 0.88% due 04/16/2018	EUR	2,400,000	3,277,674
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	512,608
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,145,726

			5,395,486

United Kingdom — 5.0%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	3,170,000	5,243,298
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	3,020,000	4,821,450
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/2016	GBP	1,250,000	2,146,293
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	1,200,000	2,001,927
United Kingdom Gilt Treasury Bonds 3.75% due 07/22/2052	GBP	480,000	894,712

51

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom (continued)
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	2,810,000	$5,659,727
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	520,000	1,001,298
United Kingdom Inflation Linked Gilt Treasury Bonds 0.38% due 03/22/2062(5)	GBP	672,768	1,406,049

			23,174,754

Total Foreign Government Obligations (cost $205,245,144)			210,505,255

U.S. GOVERNMENT AGENCIES — 8.4%
United States — 8.4%
Federal Farm Credit Bank 3.50% due 12/20/2023		1,100,000	1,161,351
Federal Home Loan Mtg. Corp. 5.00% due 07/01/2035		1,557,019	1,717,628
5.00% due 11/01/2038		345,506	379,535
5.00% due 01/01/2039		109,011	119,747
5.00% due 09/01/2039		252,068	276,893
5.00% due 05/01/2041		828,490	911,807
7.00% due 02/01/2039		1,279,566	1,449,284
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K710, Class A2 1.88% due 05/25/2019(4)		3,300,000	3,280,540
Series K709, Class A2 2.09% due 03/25/2019(4)		3,000,000	3,013,830
Series K030, Class A1 2.78% due 09/25/2022(4)		1,058,044	1,089,621
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K030, Class A2 3.25% due 04/25/2023(4)		5,000,000	5,148,025
Federal National Mtg. Assoc. Series 2012-M8, Class ASQ2 1.52% due 12/25/2019(4)		600,000	600,136
Series 2012-M8, Class ASQ3 1.80% due 12/25/2019(4)		800,000	788,486
3.42% due 10/01/2020		378,466	400,112
3.62% due 12/01/2020		269,407	285,358
3.75% due 03/01/2018		967,186	1,034,115
3.84% due 05/01/2018		530,000	569,127
4.38% due 06/01/2021		977,872	1,083,226
4.50% due 08/01/2033		157,565	170,176
4.50% due 09/01/2033		122,543	132,322
4.50% due 10/01/2033		41,796	45,169
4.50% due 11/01/2033		167,688	181,224
4.50% due 12/01/2033		9,047	9,764
4.50% due 03/01/2034		9,061	9,823
4.50% due 05/01/2034		43,299	46,807
4.50% due 06/01/2034		23,914	25,821
4.50% due 09/01/2034		19,219	20,835
4.50% due 01/01/2035		54,407	58,844
4.50% due 02/01/2035		67,938	73,365
4.50% due 03/01/2035		3,010	3,242
4.50% due 05/01/2035		55,185	59,822
4.50% due 08/01/2035		19,631	21,221

Security Description		Principal Amount**	Value (Note 2)

United States (continued)
4.50% due 09/01/2035	$	12,244	$13,270
4.50% due 10/01/2035		11,304	12,244
4.50% due 06/01/2038		31,975	34,609
4.50% due 02/01/2040		13,740	14,796
4.50% due 08/01/2041		327,610	353,646
4.50% due 10/01/2041		84,653	91,367
5.00% due 12/01/2033		505,014	558,232
5.00% due 08/01/2041		45,298	50,188
6.00% due 10/01/2034		816,511	923,944
6.00% due 05/01/2036		62,280	70,248
6.00% due 07/01/2036		440,420	496,289
6.00% due 11/01/2036		1,755,764	1,979,333
6.00% due 03/01/2037		115,166	129,794
6.00% due 07/01/2037		147,390	165,764
6.00% due 08/01/2037		873,050	983,153
6.00% due 08/01/2038		254,936	286,510
6.00% due 06/01/2039		20,543	23,044
6.00% due 10/01/2040		967,148	1,087,301
6.00% due 04/01/2041		2,251,610	2,530,380
6.00% due 10/01/2041		223,283	250,779
6.00% due August TBA		2,000,000	2,248,188
7.00% due 03/01/2039		747,136	843,430
Federal National Mtg. Assoc. REMIC Series 2012-153, Class B 7.00% due 07/25/2042(3)		1,298,400	1,486,651
Series 2012-111, Class B 7.00% due 10/25/2042(3)		430,979	474,631

Total U.S. Government Agencies (cost $38,715,817)			39,275,047

U.S. GOVERNMENT TREASURIES — 19.5%
United States — 19.5%
United States Treasury Bonds 1.38% due 02/15/2044 TIPS(5)		1,214,585	1,349,708
United States Treasury Notes 0.25% due 01/31/2015(7)		18,700,000	18,716,793
0.38% due 07/15/2023 TIPS(5)		1,451,453	1,474,472
0.63% due 01/15/2024 TIPS(5)		5,097,350	5,263,411
0.88% due 01/31/2018		2,150,000	2,119,094
1.13% due 01/15/2021 TIPS(5)		1,631,115	1,753,830
1.25% due 10/31/2018		9,300,000	9,172,125
1.25% due 11/30/2018		10,000,000	9,847,660
1.50% due 06/30/2016		17,900,000	18,232,833
1.63% due 03/31/2019		1,000,000	996,328
1.63% due 06/30/2019		2,070,000	2,057,224
1.75% due 10/31/2020		7,500,000	7,345,897
2.00% due 09/30/2020		5,500,000	5,475,509
2.13% due 08/31/2020(7)		5,700,000	5,723,153
2.13% due 06/30/2021		1,530,000	1,519,839

Total U.S. Government Treasuries (cost $91,120,829)			91,047,876

Total Long-Term Investment Securities (cost $440,909,900)			448,011,648

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Registered Investment Companies — 3.8%
SSgA U.S. Government Money Market Fund (cost $17,519,393)		17,519,393	17,519,393

TOTAL INVESTMENTS — (cost $458,429,293)(6)		99.7%	465,531,041
Other assets less liabilities		0.3	1,459,441

NET ASSETS —		100.0%	$466,990,482

52

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2014, the aggregate value of these securities was $74,429,568 representing 15.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	In United States Dollars unless otherwise indicated.
†	Non-income producing security
(1)	Collateralized Loan Obligation
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Collateralized Mortgage Obligation
(4)	Commercial Mortgage Backed Security
(5)	Principal amount of security is adjusted for inflation.
(6)	See Note 3 for cost of investments on a tax basis.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Illiquid security. At July 31, 2014, the aggregate value of these securities was $2,835,330 representing 0.6% of net assets.

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
SEK	— Swedish Krona

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

REMIC — Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2014	Unrealized Appreciation (Depreciation)
170	Long	90 Day Euro Dollar	September 2016	$41,667,000	$41,673,375	$6,375
508	Short	90 Day Euro Dollar	December 2016	124,148,418	124,199,650	(51,232)
374	Short	90 Day Euro Dollar	March 2017	91,326,485	91,241,975	84,510
289	Short	90 Day Euro Dollar	June 2017	70,463,507	70,364,275	99,232
2	Short	90 Day Pound Sterling	December 2016	412,009	411,882	127
36	Long	Euro-BOBL	September 2014	6,140,937	6,188,179	47,242
6	Long	Euro-BTP	September 2014	995,048	1,026,462	31,414
81	Long	Euro-Bund	September 2014	15,870,744	16,051,449	180,705
46	Short	Euro-Oat	September 2014	8,627,501	8,751,604	(124,103)
16	Short	Japanese 10 Year Bonds	September 2014	22,588,052	22,696,933	(108,881)
43	Short	Life Long Gilt	September 2014	8,013,885	8,035,022	(21,137)
429	Long	U.S. Treasury 10 Year Notes	September 2014	53,367,974	53,457,422	89,448
83	Long	U.S. Treasury 2 Year Notes	September 2014	18,223,274	18,212,016	(11,258)
500	Short	U.S. Treasury 5 Year Notes	September 2014	59,726,891	59,417,969	308,922
126	Short	U.S. Treasury Long Bonds	September 2014	17,273,131	17,313,188	(40,057)
181	Long	U.S. Treasury Ultra Long Bonds	September 2014	26,985,638	27,302,719	317,081

						$808,388

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	CHF	335,683	EUR	276,000	09/17/2014	$53	$—
	EUR	562,000	GBP	450,383	09/17/2014	7,798	—
	EUR	858,500	PLN	3,557,891	09/17/2014	—	(12,729)
	EUR	284,000	SEK	2,606,421	09/17/2014	—	(2,414)
	HUF	282,862,992	USD	1,241,148	09/17/2014	36,355	—
	ILS	2,097,583	USD	606,143	09/17/2014	—	(5,988)
	PLN	2,363,593	EUR	568,000	09/17/2014	5,346	—
	RUB	26,796,020	USD	775,000	08/15/2014	26,629	—
	USD	388,000	KRW	398,856,240	08/18/2014	—	(249)
	USD	389,000	RUB	13,746,949	08/18/2014	—	(5,360)
	USD	733,407	INR	44,525,133	09/05/2014	—	(3,180)

53

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	777,067	CHF	697,454	09/17/2014	$—	$(9,308)
	USD	1,554,421	EUR	1,147,000	09/17/2014	—	(18,547)
	USD	716,566	ILS	2,484,835	09/17/2014	8,575	—
	USD	2,290,000	JPY	232,768,653	09/17/2014	—	(24,116)
	USD	376,089	NZD	436,000	09/17/2014	—	(7,596)

						84,756	(89,487)

Barclays Bank PLC	AUD	308,966	NOK	1,800,343	09/17/2014	—	(600)
	BRL	2,866,004	USD	1,256,000	10/24/2014	22,571	—
	CNH	19,250,816	USD	3,087,691	09/17/2014	—	(17,839)
	EUR	315,008	NOK	2,665,295	09/17/2014	1,429	—
	EUR	280,000	PLN	1,157,503	09/17/2014	—	(5,080)
	EUR	2,269,000	USD	3,090,455	09/17/2014	52,182	—
	GBP	456,000	USD	777,877	09/17/2014	8,059	—
	HUF	181,178,171	EUR	582,000	09/17/2014	7,630	—
	ILS	2,585,681	USD	746,871	09/17/2014	—	(7,700)
	INR	427,619,787	USD	7,022,000	09/05/2014	8,893	—
	MYR	2,481,237	USD	781,000	08/05/2014	4,705	—
	MYR	2,463,109	USD	775,929	08/18/2014	6,109	—
	NZD	448,000	USD	386,249	09/17/2014	7,614	—
	USD	385,000	MYR	1,235,889	08/04/2014	1,699	—
	USD	1,572,608	MYR	5,085,813	08/05/2014	18,570	—
	USD	57,406,415	JPY	5,848,508,119	08/13/2014	—	(486,470)
	USD	776,000	KRW	800,125,840	08/14/2014	2,019	—
	USD	4,597,623	CNH	28,761,157	09/17/2014	42,110	—
	USD	761,103	EUR	560,000	09/17/2014	—	(11,242)
	USD	390,365	GBP	229,000	09/17/2014	—	(3,767)
	USD	389,000	ZAR	4,164,887	09/17/2014	—	(2,847)
	USD	721,045	INR	44,052,225	09/23/2014	—	(1,626)
	ZAR	8,425,190	USD	782,000	09/17/2014	848	—

						184,438	(537,171)

BNP Paribas SA	CHF	681,279	EUR	560,000	09/17/2014	—	(92)
	CHF	1,223,213	USD	1,360,206	09/17/2014	13,691	—
	EUR	304,360	PLN	1,268,290	09/17/2014	—	(2,299)
	EUR	2,264,000	USD	3,086,687	09/17/2014	55,109	—
	JPY	358,550,405	USD	3,524,232	09/17/2014	33,928	—
	NZD	1,177,846	USD	1,003,447	09/17/2014	7,970	—
	RUB	26,536,314	USD	769,000	08/04/2014	26,284	—
	RUB	27,587,180	USD	778,000	08/22/2014	8,893	—
	TWD	24,708,284	USD	824,214	09/25/2014	21	—
	USD	1,523,249	RUB	52,984,709	08/04/2014	—	(40,278)
	USD	3,731,196	EUR	2,763,000	09/17/2014	—	(31,439)
	USD	309,259	PLN	944,071	09/17/2014	—	(7,605)

						145,896	(81,713)

Citibank N.A. London	CAD	1,604,596	USD	1,466,188	09/17/2014	—	(5,638)
	CHF	1,242,084	USD	1,383,190	09/17/2014	15,902	—
	EUR	2,320,000	USD	3,123,343	09/17/2014	16,779	—
	GBP	832,633	EUR	1,049,000	09/17/2014	—	(1,001)
	JPY	127,465,896	CHF	1,133,463	09/17/2014	6,903	—
	JPY	474,729,530	USD	4,665,000	09/17/2014	43,751	—
	MXN	8,566,667	USD	645,990	09/17/2014	1,025	—
	MYR	3,813,298	USD	1,175,465	08/05/2014	—	(17,586)
	SEK	11,681,174	USD	1,752,759	09/17/2014	59,254	—
	SGD	1,132,218	USD	905,810	09/17/2014	—	(2,319)
	TWD	22,402,414	USD	747,869	08/28/2014	754	—
	USD	747,245	TWD	22,402,414	08/01/2014	—	(237)
	USD	388,000	KRW	399,640,000	08/18/2014	513	—
	USD	388,000	RUB	13,752,807	08/18/2014	—	(4,196)
	USD	313,633	RUB	11,250,016	08/29/2014	—	(545)
	USD	421,000	BRL	961,143	09/02/2014	—	(1,502)
	USD	819,491	CNH	5,150,748	09/05/2014	12,240	—
	USD	6,944,564	GBP	4,070,979	09/08/2014	—	(71,430)

54

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	388,000	CAD	418,330	09/17/2014	$—	$(4,284)
	USD	4,752,388	EUR	3,500,256	09/17/2014	—	(65,419)
	USD	1,902,085	GBP	1,129,140	09/17/2014	4,127	—
	USD	234,000	ILS	801,193	09/17/2014	—	(191)
	USD	1,712,000	JPY	174,651,783	09/17/2014	—	(11,854)
	USD	721,616	INR	43,975,275	09/23/2014	—	(3,454)
	USD	732,222	INR	44,727,763	09/26/2014	—	(2,285)
	USD	79,063	MYR	253,357	10/03/2014	—	(174)

						161,248	(192,115)

Credit Suisse International	CHF	1,117,000	JPY	127,465,896	09/17/2014	11,220	—
	CHF	1,093,318	USD	1,216,169	09/17/2014	12,643	—
	CLP	220,266,397	USD	388,000	08/11/2014	2,974	—
	MYR	1,223,866	USD	380,000	08/18/2014	—	(2,507)
	RUB	26,758,425	USD	775,000	08/15/2014	27,679	—
	RUB	81,894,324	USD	2,331,000	08/18/2014	45,551	—
	RUB	13,814,513	USD	389,500	08/22/2014	4,363	—
	RUB	13,903,032	USD	390,000	08/29/2014	3,079	—
	USD	390,000	RUB	13,752,960	08/15/2014	—	(5,901)
	USD	776,424	RUB	27,832,385	08/18/2014	303	—
	USD	1,092,000	RUB	38,542,901	08/22/2014	—	(17,457)
	USD	740,602	RUB	26,448,396	08/29/2014	—	(4,544)
	USD	3,892,003	EUR	2,881,000	09/17/2014	—	(34,239)
	USD	312,557	PLN	955,691	09/17/2014	—	(7,191)

						107,812	(71,839)

Deutsche Bank AG London	AUD	1,339,499	USD	1,245,272	09/17/2014	3,235	—
	CAD	4,952,636	USD	4,575,230	08/11/2014	28,425	—
	CNH	9,669,146	USD	1,551,000	09/05/2014	—	(10,351)
	CNH	9,672,288	USD	1,551,577	09/17/2014	—	(8,751)
	EUR	568,000	HUF	176,852,480	09/17/2014	—	(7,308)
	EUR	944,500	PLN	3,914,719	09/17/2014	—	(13,870)
	GBP	1,805,000	USD	3,073,866	09/17/2014	26,668	—
	ILS	4,170,671	USD	1,205,372	09/17/2014	—	(11,741)
	JPY	123,219,723	USD	1,208,353	09/17/2014	8,872	—
	MXN	4,969,116	USD	380,000	09/17/2014	5,887	—
	MYR	2,488,426	USD	782,000	08/07/2014	3,581	—
	PLN	2,397,579	EUR	573,180	09/17/2014	1,423	—
	THB	36,059,900	USD	1,107,354	08/08/2014	—	(15,447)
	TRY	118,882	USD	56,000	09/17/2014	1,103	—
	USD	385,000	MYR	1,236,382	08/04/2014	1,853	—
	USD	85,000	IDR	1,010,543,750	08/08/2014	2,238	—
	USD	384,072	THB	12,453,000	08/08/2014	3,678	—
	USD	309,000	IDR	3,650,217,000	08/11/2014	5,948	—
	USD	2,026,989	MYR	6,515,452	08/18/2014	9,350	—
	USD	682,726	SEK	4,665,557	08/21/2014	—	(6,250)
	USD	3,123,000	TWD	93,502,261	08/28/2014	—	(4,724)
	USD	818,656	CNH	5,143,451	09/05/2014	11,897	—
	USD	1,255,557	GBP	741,757	09/08/2014	—	(3,230)
	USD	1,515,000	CNH	9,465,432	09/17/2014	11,958	—
	USD	345,455	GBP	204,020	09/17/2014	—	(1,029)
	USD	776,000	PLN	2,374,195	09/17/2014	—	(17,386)
	USD	56,000	TRY	118,899	09/17/2014	—	(1,095)
	USD	406,000	ZAR	4,335,141	09/17/2014	—	(4,062)
	ZAR	172,728	USD	16,000	09/17/2014	—	(15)

						126,116	(105,259)

HSBC Bank PLC	CAD	417,277	USD	388,000	09/17/2014	5,251	—
	CNH	21,677,023	USD	3,479,000	09/17/2014	—	(17,925)
	GBP	223,214	EUR	279,000	09/17/2014	—	(3,238)
	ILS	1,787,543	USD	516,437	09/17/2014	—	(5,216)
	JPY	158,896,480	USD	1,562,000	09/17/2014	15,224	—
	NOK	7,107,439	EUR	845,000	09/17/2014	2,860	—
	SEK	10,693,658	EUR	1,151,000	09/17/2014	—	(9,107)

55

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	SGD	1,166,614	USD	932,728	09/17/2014	$—	$(2,990)
	TRY	1,624,594	USD	757,000	09/17/2014	6,798	—
	USD	403,194	BRL	899,607	08/04/2014	—	(6,673)
	USD	386,000	MYR	1,238,867	08/07/2014	1,537	—
	USD	1,555,944	AUD	1,667,000	09/17/2014	—	(10,235)
	USD	2,931,000	JPY	300,271,678	09/17/2014	—	(8,009)
	USD	1,643,637	MXN	21,483,985	09/17/2014	—	(26,157)
	USD	318,237	PLN	970,496	09/17/2014	—	(8,140)
	USD	763,000	TRY	1,653,925	09/17/2014	746	—
	USD	730,371	INR	44,647,595	09/26/2014	—	(1,743)

						32,416	(99,433)

JPMorgan Chase Bank N.A. London	AUD	1,339,499	USD	1,245,339	09/17/2014	3,302	—
	BRL	873,951	USD	389,000	08/25/2014	6,673	—
	EUR	1,945,000	NOK	16,036,686	09/17/2014	—	(57,880)
	EUR	1,123,200	SEK	10,307,854	09/17/2014	—	(9,601)
	ILS	1,783,980	USD	516,138	09/17/2014	—	(4,475)
	JPY	157,841,189	USD	1,546,000	09/17/2014	9,497	—
	KRW	1,576,589,949	USD	1,551,000	08/14/2014	17,970	—
	MXN	4,978,258	USD	380,000	09/17/2014	5,198	—
	MYR	1,745,591	USD	543,006	09/04/2014	—	(1,819)
	NOK	4,739,278	EUR	563,000	09/17/2014	1,304	—
	SEK	10,609,148	EUR	1,149,000	09/17/2014	468	—
	TRY	3,848,032	USD	1,795,600	09/17/2014	18,663	—
	USD	929,000	MYR	2,978,188	08/07/2014	2,624	—
	USD	964,420	GBP	567,526	09/08/2014	—	(6,251)
	USD	782,308	EUR	584,000	09/17/2014	—	(311)
	USD	1,533,000	JPY	155,305,623	09/17/2014	—	(21,179)
	USD	2,450,360	MXN	31,910,450	09/17/2014	—	(47,895)
	USD	308,584	PLN	941,568	09/17/2014	—	(7,730)
	USD	1,535,000	TRY	3,283,334	09/17/2014	—	(18,828)

						65,699	(175,969)

Morgan Stanley & Co. International PLC	BRL	2,098,375	USD	931,200	08/21/2014	12,158	—
	EUR	3,893,000	USD	5,305,233	09/17/2014	92,365	—
	TRY	2,513,346	USD	1,164,000	09/17/2014	3,392	—
	USD	835,118	CNH	5,244,040	08/11/2014	13,465	—
	USD	2,305,465	EUR	1,696,500	09/17/2014	—	(33,790)
	USD	389,886	GBP	229,000	09/17/2014	—	(3,289)
	USD	1,725,141	MXN	22,436,326	09/17/2014	—	(35,961)
	USD	281,000	SEK	1,940,165	09/17/2014	280	—
	USD	773,000	ZAR	8,369,055	09/17/2014	2,948	—
	ZAR	8,311,200	USD	781,000	09/17/2014	10,416	—

						135,024	(73,040)

Royal Bank of Canada	AUD	1,655,000	USD	1,543,751	09/17/2014	9,169	—
	BRL	852,745	USD	384,000	08/04/2014	8,134	—
	BRL	864,703	USD	387,000	08/11/2014	7,176	—
	BRL	1,780,442	USD	782,000	09/02/2014	4,913	—
	CAD	3,313,757	USD	3,059,000	09/17/2014	19,435	—
	CHF	255,043	USD	284,050	09/17/2014	3,298	—
	EUR	10,953,926	USD	14,722,438	09/12/2014	54,973	—
	GBP	332,684	USD	566,852	09/08/2014	5,173	—
	NZD	1,073,000	USD	927,276	09/17/2014	20,411	—
	SGD	1,132,343	USD	906,484	09/17/2014	—	(1,747)
	USD	375,430	CLP	207,331,150	08/11/2014	—	(13,015)
	USD	699,494	JPY	71,433,297	08/13/2014	—	(4,277)
	USD	2,509,262	CAD	2,716,413	09/17/2014	—	(17,615)

						132,682	(36,654)

Royal Bank of Scotland PLC	AUD	1,335,000	USD	1,244,220	09/17/2014	6,355	—
	CHF	1,235,423	USD	1,374,536	09/17/2014	14,580	—
	GBP	899,000	USD	1,523,361	09/17/2014	5,671	—
	NZD	920,000	USD	778,485	09/17/2014	930	—

56

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	TRY	6,962,936	USD	3,220,000	09/17/2014	$4,668	$—
	USD	1,464,728	INR	88,872,390	08/08/2014	2,322	—
	USD	2,134,504	JPY	216,499,070	08/13/2014	—	(27,451)
	USD	1,116,000	INR	66,896,723	08/14/2014	—	(13,252)
	USD	446,572	SEK	3,024,384	08/21/2014	—	(8,056)
	USD	1,554,474	AUD	1,658,000	09/17/2014	—	(17,111)
	USD	388,000	CAD	418,188	09/17/2014	—	(4,415)
	USD	2,662,174	TRY	5,675,436	09/17/2014	—	(41,382)
	USD	755,302	INR	45,833,624	09/18/2014	—	(5,912)

						34,526	(117,579)

Standard Chartered Bank	CNH	9,650,493	USD	1,551,000	08/11/2014	—	(10,630)
	GBP	902,000	USD	1,543,227	09/17/2014	20,472	—
	INR	23,122,234	USD	385,146	08/01/2014	3,102	—
	KRW	394,479,600	USD	388,000	08/14/2014	4,420	—
	SGD	1,937,099	USD	1,562,000	09/17/2014	8,291	—
	TWD	22,344,046	USD	744,677	08/22/2014	—	(464)
	USD	383,263	INR	23,122,234	08/01/2014	—	(1,219)
	USD	388,000	INR	23,433,648	08/19/2014	—	(2,161)
	USD	383,231	INR	23,122,234	09/16/2014	—	(4,999)
	USD	782,000	JPY	80,398,593	09/17/2014	639	—
	USD	773,554	ZAR	8,278,081	09/17/2014	—	(6,041)
	USD	379,485	INR	23,006,302	09/18/2014	—	(3,327)

						36,924	(28,841)

State Street Bank London	AUD	409,500	USD	385,278	09/17/2014	5,573	—
	CHF	1,239,972	USD	1,380,369	09/17/2014	15,406	—
	EUR	1,709,000	GBP	1,358,215	09/17/2014	4,523	—
	EUR	556,000	NOK	4,522,654	09/17/2014	—	(26,329)
	EUR	558,087	USD	761,287	09/17/2014	13,988	—
	GBP	225,544	EUR	280,000	09/17/2014	—	(5,833)
	JPY	275,048,506	USD	2,693,457	09/17/2014	16,001	—
	MXN	25,476,630	USD	1,939,732	08/08/2014	16,036	—
	MXN	11,529,161	USD	881,500	09/17/2014	13,496	—
	USD	663,502	JPY	67,742,845	08/13/2014	—	(4,202)
	USD	1,163,860	GBP	682,000	09/17/2014	—	(12,509)
	USD	3,108,000	JPY	314,749,646	09/17/2014	—	(44,073)
	USD	1,793,000	MXN	23,409,976	09/17/2014	—	(30,516)
	USD	606,446	NZD	717,000	09/17/2014	—	(461)

						85,023	(123,923)

UBS AG London	BRL	2,609,760	USD	1,163,000	08/14/2014	17,654	—
	BRL	3,918,003	USD	1,721,594	10/24/2014	35,421	—
	CHF	1,416,908	EUR	1,166,000	09/17/2014	1,581	—
	CHF	1,236,769	USD	1,374,501	09/17/2014	13,063	—
	JPY	119,806,450	USD	1,175,003	09/17/2014	8,748	—
	NOK	2,409,972	USD	389,000	09/17/2014	6,309	—
	NZD	825,846	USD	696,618	09/17/2014	—	(1,361)
	RUB	25,436,078	USD	722,452	08/21/2014	13,137	—
	TWD	22,402,414	USD	747,819	08/01/2014	810	—
	TWD	22,544,236	USD	752,227	09/18/2014	263	—
	USD	3,123,000	CHF	2,837,734	09/17/2014	783	—
	USD	732,222	INR	44,779,018	09/26/2014	—	(1,449)

						97,769	(2,810)

Westpac Banking Corp.	AUD	458,066	EUR	319,257	09/17/2014	2,759	—
	AUD	4,673,090	USD	4,350,940	09/17/2014	17,864	—
	KRW	791,118,450	USD	775,000	08/18/2014	5,909	—
	MYR	2,472,271	USD	776,711	08/04/2014	3,159	—
	NZD	4,579,000	USD	3,940,980	09/17/2014	70,957	—
	SGD	1,144,124	USD	914,824	09/17/2014	—	(2,856)
	USD	373,068	MYR	1,208,722	08/05/2014	5,100	—
	USD	1,584,053	MYR	5,144,529	08/06/2014	25,366	—
	USD	817,181	CNH	5,078,779	08/11/2014	4,660	—

57

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	2,272,517	AUD	2,424,083	08/29/2014	$—	$(21,857)
	USD	775,322	MYR	2,472,271	09/05/2014	—	(3,754)
	USD	2,159,716	AUD	2,305,000	09/17/2014	—	(22,428)
	USD	390,053	GBP	229,000	09/17/2014	—	(3,456)
	USD	1,864,804	NZD	2,193,000	09/17/2014	—	(11,352)
	USD	515,000	SGD	642,457	09/17/2014	302	—
	USD	732,340	INR	44,661,773	09/23/2014	—	(2,968)

						136,076	(68,671)

Net Unrealized Appreciation/(Depreciation)						$1,566,405	$(1,804,504)

AUD	— Australian Dollar	IDR	— Indonesian Rupiah	PLN	— Polish Zloty
BRL	— Brazilian Real	ILS	— Israeli Shekel	RUB	— New Russian Ruble
CAD	— Canadian Dollar	INR	— Indian Rupee	SEK	— Swedish Krona
CHF	— Swiss Franc	JPY	— Japanese Yen	SGD	— Singapore Dollar
CLP	— Chilean Peso	KRW	— South Korean Won	THB	— Thailand Baht
CNH	— Yuan Renminbi Offshore	MXN	— Mexican Peso	TRY	— Turkish Lira
EUR	— Euro Currency	MYR	— Malaysian Ringgit	TWD	— New Taiwan Dollar
GBP	— Pound Sterling	NOK	— Norwegian Krone	USD	— United States Dollar
HUF	— Hungarian Forint	NZD	— New Zealand Dollar	ZAR	— South African Rand

Over the Counter Interest Rate Swap Contracts@
				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
Citibank, N.A.	MYR	4,810	11/21/2018	3 month KLIBOR	3.960%	$—	$2,898
Deutsche Bank AG	BRL	5,360	1/2/2017	12.650%	Less than 1 month BZDIOVRA	—	64,570
	MYR	2,320	3/12/2019	3 month KLIBOR	4.027%	—	441
JPMorgan Chase Bank, N.A.	MYR	3,160	12/11/2018	3 month KLIBOR	3.972%	—	1,745

							$69,654

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Bank of America, N.A.	KRW	2,071,870	11/27/2023	3 month KSDA	3.450%	$—	$(90,776)
Citibank, N.A.	KRW	483,870	12/23/2023	3 month KSDA	3.465%	—	(21,830)
	KRW	360,320	1/7/2024	3 month KSDA	3.472%	—	(16,469)
	KRW	281,090	1/10/2024	3 month KSDA	3.475%	—	(12,922)
Deutsche Bank AG	KRW	2,627,290	11/22/2023	3 month LIBOR	3.473%	—	(119,782)
	KRW	287,310	1/8/2024	3 month KSDA	3.470%	—	(13,091)
JPMorgan Chase Bank, N.A.	KRW	230,950	12/23/2023	3 month KSDA	3.470%	—	(10,512)
	KRW	575,970	1/7/2024	3 month KSDA	3.471%	—	(26,280)
	KRW	135,640	1/13/2024	3 month KSDA	3.465%	—	(6,129)
Morgan Stanley & Co. International PLC	KRW	269,490	1/9/2024	3 month KSDA	3.455%	—	(11,955)

							$(329,746)

Total						$—	$(260,092)

58

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
AUD	3,760	9/17/2016	2.750%	3 month LIBOR	$(1,112)	$132
USD	7,700	2/1/2017	3 month LIBOR	1.625%	1,394	789
GBP	4,500	3/5/2017	6 month LIBOR	1.660%	3,651	21,208
USD	23,890	9/17/2017	3 month LIBOR	1.500%	(167,836)	23,199
USD	3,600	8/29/2019	3.560%	3 month LIBOR	7	83,915
USD	3,600	8/29/2019	3.520%	3 month LIBOR	7	79,821
EUR	10,660	9/17/2019	1.500%	6 month LIBOR	425,794	155,956
JPY	969,910	9/17/2019	0.250%	3 month JYOR	(40,116)	32,483
USD	2,250	9/17/2019	2.250%	3 month LIBOR	28,289	2,629
GBP	4,340	2/5/2021	2.840%	6 month LIBOR	(9,549)	24,346
JPY	972,770	9/17/2021	0.500%	3 month JYOR	(1,377)	57,641
JPY	1,348,110	2/12/2022	1.080%	6 month JYOR	3,199	119,135
GBP	6,310	3/5/2022	2.780%	6 month LIBOR	(37,189)	109,989
GBP	6,065	12/19/2023	3.750%	6 month LIBOR	121,245	89,957
USD	10,260	12/19/2023	4.500%	3 month LIBOR	376,246	43,282
USD	22,400	1/30/2024	4.252%	3 month LIBOR	88,371	571,558
USD	1,660	4/4/2024	4.000%	3 month LIBOR	(8,294)	37,312
NZD	5,690	9/17/2024	5.000%	3 month NDBB	22,175	54,722
CAD	1,400	9/17/2024	2.750%	3 month CDOR	5,786	7,034
SEK	1,440	9/17/2024	2.500%	3 month LIBOR	5,233	5,390
AUD	2,180	9/17/2024	4.500%	6 month LIBOR	96,836	3,040
JPY	15,680	9/17/2024	0.750%	6 month JYOR	1,029	5
JPY	811,000	5/9/2027	1.880%	6 month JYOR	(149,347)	236,237
EUR	770	9/17/2044	2.750%	6 month LIBOR	103,046	54,945
GBP	640	9/17/2044	3.500%	6 month LIBOR	41,664	42,242
USD	160	9/17/2044	4.000%	3 month LIBOR	16,595	4,610

						$1,861,577

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
NOK	28,190	9/17/2016	3 month LIBOR	1.750%	$3,032	$(5,437)
USD	5,400	8/4/2017	3 month LIBOR	2.195%	(1,088)	(3)
JPY	957,670	2/12/2019	6 month JYOR	0.420%	(2,116)	(41,696)
NZD	18,050	9/17/2019	4.500%	3 month NDBB	(6,143)	(10,588)
GBP	7,870	9/17/2019	2.25%	6 month LIBOR	20,917	(16,558)
AUD	9,760	9/17/2019	6 month LIBOR	3.750%	(93,830)	(82,941)
SEK	76,780	9/17/2019	3 month LIBOR	1.750%	(103,231)	(176,768)
USD	8,200	8/4/2021	3.025%	3 month LIBOR	8,662	(3)
USD	1,800	8/27/2021	3 month LIBOR	3.095%	9	(89,388)
USD	1,800	8/27/2021	3 month LIBOR	3.133%	9	(93,842)
USD	47,375	9/17/2021	3 month LIBOR	2.750%	(895,258)	(292,883)
SEK	13,090	12/19/2023	3 month STIBOR	3.500%	(73,980)	(944)
CHF	3,150	12/19/2023	6 month LIBOR	2.500%	(125,406)	(33,423)
AUD	10,240	12/19/2023	6 month LIBOR	5.500%	(325,783)	(44,097)
CAD	4,430	12/19/2023	4.000%	3 month CDOR	101,088	(63,835)
JPY	600,360	12/19/2023	1.250%	6 month JYOR	14,965	(102,549)
EUR	11,675	12/19/2023	6 month LIBOR	3.250%	(806,023)	(141,701)
GBP	1,600	9/17/2024	6 month LIBOR	3.000%	(44,580)	(14,023)
USD	6,740	9/17/2024	3 month LIBOR	3.250%	(248,412)	(58,608)
EUR	7,440	9/17/2024	6 month LIBOR	2.250%	(566,558)	(239,161)
NOK	38,260	12/18/2024	6 month LIBOR	3.500%	(19,602)	(7,126)

59

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
JPY	1,069,930	2/14/2025	6 month JYOR	1.720%	$907	$(97,012)
GBP	4,040	3/5/2025	6 month LIBOR	3.100%	39,284	(166,945)
JPY	1,322,000	5/9/2025	6 month JYOR	1.650%	163,808	(238,720)
USD	4,400	8/4/2026	3 month LIBOR	3.409%	(9,113)	(4)
USD	3,730	9/17/2029	3 month LIBOR	3.750%	(214,502)	(98,717)
USD	1,830	9/17/2034	3 month LIBOR	3.750%	(88,871)	(59,486)
GBP	2,720	2/5/2036	6 month LIBOR	3.500%	29,154	(183,879)
USD	7,500	1/30/2039	3 month LIBOR	4.370%	(73,786)	(537,598)

						$(2,897,935)

Total					$(2,390,700)	$(1,036,358)

BZDIOVRA	— Brazil Interbank Deposit Rate
CDOR	— Canadian Dollar Offered Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KSDA	— Korea Securities Dealers Association Benchmark Yields
LIBOR	— London Interbank Offered Rate
NDBB	— New Zealand Bank Bill Reference Rate
STIBOR	— Stockholm Interbank Offered Rate

Over the Counter Credit Default Swaps on Credit Indicies — Sell Protection@ (1)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at July 31, 2014(2)	Notional Amount(3)	Value at July 31, 2014(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment
Grade Index	1.000%	6/20/2016	Bank of America, N.A.	0.2494%	$2,100,000	$30,435	$1,131	$29,304
CDX North American Investment
Grade Index	1.000%	6/20/2016	Morgan Stanley & Co. International PLC	0.2494%	1,100,000	15,942	566	15,376

Total						$46,377	$1,697	$44,680

@	Illiquid security. At July 31, 2014, the aggregate value of these securities was ($1,251,770) representing (0.3%) of net assets.
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit events occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

60

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Cayman Islands	$—	$21,027,760	$1,372,000	$22,399,760
Other Countries*	—	17,228,385	—	17,228,385
Corporate Bonds & Notes:
United States	—	28,268,476	—	28,268,476
Other Countries*	—	39,286,849	—	39,286,849
Foreign Government Obligations:
Italy	—	35,569,290	—	35,569,290
Japan	—	44,395,173	—	44,395,173
Spain	—	24,782,915	—	24,782,915
United Kingdom	—	23,174,754	—	23,174,754
Other Countries*	—	82,583,123	—	82,583,123
U.S. Government Agencies	—	39,275,047	—	39,275,047
U.S. Government Treasuries	—	91,047,876	—	91,047,876
Short-Term Investment Securities:
Registered Investment Companies	17,519,393	—	—	17,519,393
Other Financial Instruments:@
Open Futures Contracts-Appreciation	1,165,056	—	—	1,165,056
Open Forward Foreign Currency Contracts-Appreciation	—	1,566,405	—	1,566,405
Over the Counter Interest Rate Swap Contracts-Appreciation	—	69,654	—	69,654
Centrally Cleared Interest Rate Swap Contracts-Appreciation	—	1,861,577	—	1,861,577
Over the Counter Credit Default Swaps on Credit Indices-Sell Protection-Appreciation	—	44,680	—	44,680

Total	$18,684,449	$450,181,964	$1,372,000	$470,238,413

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	356,668	—	—	356,668
Open Forward Foreign Currency Contracts-Depreciation	—	1,804,504	—	1,804,504
Over the Counter Interest Rate Swap Contracts-Depreciation	—	329,746	—	329,746
Centrally Cleared Interest Rate Swap Contracts-Depreciation	—	2,897,935	—	2,897,935

Total	$356,668	$5,032,185	$—	$5,388,853

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

61

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	12.9%
Medical-Hospitals	4.4
Repurchase Agreements	3.5
Casino Hotels	3.3
Pipelines	3.3
Telephone-Integrated	2.6
Medical-Drugs	2.4
Telecom Services	2.1
Finance-Leasing Companies	2.1
Coal	2.0
Retail-Restaurants	1.9
Airlines	1.8
Cellular Telecom	1.7
Real Estate Investment Trusts	1.6
Building Products-Cement	1.5
Publishing-Periodicals	1.5
Cable/Satellite TV	1.5
Independent Power Producers	1.5
Computer Services	1.2
Steel-Producers	1.2
Oil Refining & Marketing	1.1
Alternative Waste Technology	1.0
Containers-Paper/Plastic	1.0
Specified Purpose Acquisitions	1.0
Finance-Auto Loans	1.0
Commercial Services-Finance	1.0
Diversified Minerals	1.0
Publishing-Newspapers	1.0
Real Estate Operations & Development	1.0
Containers-Metal/Glass	0.9
Retail-Music Store	0.9
Diversified Manufacturing Operations	0.9
Enterprise Software/Service	0.9
Aerospace/Defense-Equipment	0.9
Paper & Related Products	0.8
Retail-Regional Department Stores	0.8
Diversified Banking Institutions	0.8
Semiconductor Equipment	0.8
E-Commerce/Services	0.8
Hazardous Waste Disposal	0.7
Building-Residential/Commercial	0.7
Finance-Consumer Loans	0.7
Chemicals-Diversified	0.7
Advertising Services	0.7
Oil-Field Services	0.7
Consulting Services	0.7
Electric-Generation	0.6
Financial Guarantee Insurance	0.6
Food-Dairy Products	0.6
Oil & Gas Drilling	0.6
Medical Products	0.6
Transport-Equipment & Leasing	0.6
Real Estate Management/Services	0.6
Transport-Services	0.6
Security Services	0.6
Printing-Commercial	0.6
Food-Meat Products	0.6
Finance-Commercial	0.6
Satellite Telecom	0.6
Auto/Truck Parts & Equipment-Original	0.5
Music	0.5

Chemicals-Specialty	0.5%
Television	0.5
Building & Construction-Misc.	0.5
Cruise Lines	0.5
Petrochemicals	0.5
Transport-Rail	0.5
Wire & Cable Products	0.5
Web Hosting/Design	0.5
Medical-HMO	0.5
Steel Pipe & Tube	0.5
Office Supplies & Forms	0.5
Gold Mining	0.4
Retail-Pawn Shops	0.4
Electronic Components-Semiconductors	0.4
Cosmetics & Toiletries	0.4
Storage/Warehousing	0.4
Finance-Other Services	0.4
Consumer Products-Misc.	0.4
Electric-Distribution	0.4
Investment Companies	0.4
Mining Services	0.4
Auto-Heavy Duty Trucks	0.4
Insurance-Life/Health	0.4
Semiconductor Components-Integrated Circuits	0.4
Aerospace/Defense	0.3
Dialysis Centers	0.3
Apparel Manufacturers	0.3
Shipbuilding	0.3
Food-Wholesale/Distribution	0.3
Advertising Sales	0.3
Investment Management/Advisor Services	0.3
Retail-Appliances	0.3
Auto-Cars/Light Trucks	0.3
Chemicals-Plastics	0.3
Travel Services	0.2
Metal-Copper	0.2
Building Products-Wood	0.2
Machinery-General Industrial	0.2
Rental Auto/Equipment	0.2
Computer Software	0.2
Firearms & Ammunition	0.2
Distribution/Wholesale	0.2
Retail-Apparel/Shoe	0.1
Transactional Software	0.1
Power Converter/Supply Equipment	0.1
Electric-Integrated	0.1

101.0%

Credit Quality#†

A	0.5%
Baa	0.6
Ba	25.9
B	46.5
Caa	20.1
Ca	0.2
Not Rated@	6.2

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

62

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 77.8%
Advertising Sales — 0.3%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	$1,390,000	$1,407,375

Advertising Services — 0.7%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	3,274,000	3,175,780

Aerospace/Defense-Equipment — 0.9%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	1,979,000	2,018,580
Erickson, Inc. Sec. Notes 8.25% due 05/01/2020	2,005,000	2,015,025

		4,033,605

Airlines — 1.2%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	2,100,000	2,123,625
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	210,417	215,677
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/2017	158,540	169,043
United Airlines Pass Through Trust Pass Through Certs., Class B 4.75% due 10/11/2023	675,000	685,969
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	2,425,000	2,528,063

		5,722,377

Alternative Waste Technology — 1.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	2,487,000	2,673,525
Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*	2,079,000	2,136,172

		4,809,697

Apparel Manufacturers — 0.3%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	1,868,000	1,597,140

Auto-Cars/Light Trucks — 0.3%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	1,202,000	1,322,200

Auto-Heavy Duty Trucks — 0.4%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	1,675,000	1,712,688

Auto/Truck Parts & Equipment-Original — 0.5%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	2,415,000	2,487,450

Security Description	Principal Amount	Value (Note 2)
Building & Construction-Misc. — 0.5%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	$2,412,000	$2,393,910

Building Products-Cement — 1.5%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	2,225,000	2,225,000
Headwaters, Inc. Company Guar. Notes 7.25% due 01/15/2019	1,371,000	1,432,695
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	3,293,000	3,457,650

		7,115,345

Building Products-Wood — 0.2%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	986,000	1,040,230

Building-Residential/Commercial — 0.7%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,975,000	2,157,687
William Lyon Homes, Inc. Senior Bonds 7.00% due 08/15/2022	1,108,000	1,108,000

		3,265,687

Cable/Satellite TV — 0.5%
CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,110,000	2,194,400

Casino Hotels — 2.7%
Caesars Entertainment Operating Co., Inc. Senior Notes 10.75% due 02/01/2016	1,130,000	717,550
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	1,938,000	1,986,450
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	2,563,000	2,697,557
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*	2,275,000	2,292,063
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	2,412,000	2,532,600
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,750,000	2,667,500

		12,893,720

63

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 1.7%
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	$1,750,000	$1,723,750
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	3,231,000	3,424,860
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	2,600,000	2,710,500

		7,859,110

Chemicals-Diversified — 0.4%
Olin Corp. Senior Notes 5.50% due 08/15/2022	1,725,000	1,815,563

Chemicals-Plastics — 0.3%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023	1,223,000	1,229,115

Chemicals-Specialty — 0.5%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	2,425,000	2,473,500

Coal — 2.0%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	1,246,000	1,308,300
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	3,391,000	3,594,460
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	2,500,000	2,393,750
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	2,095,000	2,199,750

		9,496,260

Commercial Services-Finance — 1.0%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	1,330,000	1,389,850
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	3,179,000	3,186,947
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	1,000	1,070

		4,577,867

Computer Services — 0.8%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,834,000	1,815,660
Sungard Availability Services Capital, Inc. Company Guar. Notes 8.75% due 04/01/2022*	2,400,000	2,112,000

		3,927,660

Security Description	Principal Amount	Value (Note 2)
Consulting Services — 0.7%
FTI Consulting, Inc. Company Guar. Notes 6.00% due 11/15/2022	$1,400,000	$1,429,750
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	1,530,000	1,614,150

		3,043,900

Consumer Products-Misc. — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,788,000	1,823,760

Containers-Metal/Glass — 0.9%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	3,891,000	4,309,282

Containers-Paper/Plastic — 1.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	3,343,000	3,343,000
PaperWorks Industries, Inc. Senior Sec. Notes 9.50% due 08/15/2019*	1,428,000	1,445,850

		4,788,850

Cosmetics & Toiletries — 0.4%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	2,000,000	1,890,000

Dialysis Centers — 0.3%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	1,624,000	1,599,640

Distribution/Wholesale — 0.2%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	895,000	863,675

Diversified Manufacturing Operations — 0.5%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,170,000	2,400,563

E-Commerce/Services — 0.8%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	2,839,000	2,931,267
Netflix, Inc. Senior Notes 5.75% due 03/01/2024*	575,000	593,688

		3,524,955

Electric-Generation — 0.6%
AES Corp. Senior Notes 5.50% due 03/15/2024	2,391,000	2,343,180
AES Corp. Senior Notes 8.00% due 10/15/2017	152,000	174,420

64

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Generation (continued)
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017	$455,426	$478,198

		2,995,798

Electric-Integrated — 0.1%
Mirant Mid Atlantic LLC Pass Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017	259,392	276,090

Electronic Components-Semiconductors — 0.4%
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	1,851,000	1,929,668

Enterprise Software/Service — 0.9%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	2,163,000	2,152,185
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,826,000	1,944,690

		4,096,875

Finance-Auto Loans — 1.0%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	972,000	962,280
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	1,133,000	1,407,752
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	1,000,000	996,101
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	1,100,000	1,243,000

		4,609,133

Finance-Commercial — 0.6%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	1,230,000	1,228,462
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	677,000	709,158
Jefferies LoanCore LLC/JLC Finance Corp. Senior Notes 6.88% due 06/01/2020*	746,000	744,135

		2,681,755

Finance-Consumer Loans — 0.7%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	3,183,000	3,214,830

Finance-Leasing Companies — 0.8%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	2,500,000	2,659,375

Security Description	Principal Amount	Value (Note 2)
Finance-Leasing Companies (continued)
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	$925,000	$1,003,625

		3,663,000

Finance-Other Services — 0.4%
Cogent Communications Finance, Inc. Company Guar. Notes 5.63% due 04/15/2021*	1,882,000	1,844,360

Firearms & Ammunition — 0.2%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	900,000	956,250

Food-Meat Products — 0.6%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	767,000	757,413
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	1,808,000	1,934,560

		2,691,973

Food-Wholesale/Distribution — 0.3%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	1,504,000	1,481,440

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC / Waterford Gaming Financial Corp. Senior Notes 8.63% due 09/15/2014*(1)(2)(15)	762,445	190,611

Independent Power Producers — 1.5%
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	1,234,000	1,301,870
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	932,000	1,008,890
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	1,414,000	1,477,630
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	1,289,000	1,327,670
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,635,000	1,814,850

		6,930,910

Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co. Company Guar. Notes 6.63% due 07/15/2021	1,600,000	1,704,000

Investment Companies — 0.4%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	1,746,000	1,741,635

65

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services — 0.3%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	$1,268,000	$1,366,270

Medical Products — 0.6%
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	2,828,000	2,884,560

Medical-Drugs — 0.7%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	1,415,000	1,407,925
Endo Finance LLC & Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	1,981,000	1,911,665

		3,319,590

Medical-HMO — 0.5%
Centene Corp. Senior Notes 4.75% due 05/15/2022	2,240,000	2,262,400

Medical-Hospitals — 3.9%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,350,000	2,455,750
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	1,100,000	1,091,750
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	1,372,000	1,461,180
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	1,701,000	1,752,030
HCA, Inc. Senior Notes 7.19% due 11/15/2015	675,000	715,500
HCA, Inc. Senior Notes 7.50% due 11/15/2095	3,339,000	3,105,270
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,667,000	1,762,852
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	4,750,000	4,678,750
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,442,000	1,384,320

		18,407,402

Music — 0.5%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	2,457,000	2,481,570

Office Supplies & Forms — 0.5%
ACCO Brands Corp. Company Guar. Notes 6.75% due 04/30/2020	2,032,000	2,113,280

Security Description	Principal Amount	Value (Note 2)
Oil & Gas Drilling — 0.2%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.50% due 08/15/2022	$1,000,000	$1,000,000

Oil Companies-Exploration & Production — 11.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	1,510,000	1,577,950
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.13% due 11/01/2020*	749,000	722,785
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.38% due 11/01/2021*	1,051,000	1,014,215
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	1,340,000	1,373,500
Berry Petroleum Co. Senior Notes 6.38% due 09/15/2022	980,000	999,600
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	790,000	827,525
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	1,105,000	1,182,350
Energy XXI Gulf Coast, Inc. Company Guar. Notes 6.88% due 03/15/2024*	1,347,000	1,340,265
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	900,000	981,000
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	3,165,000	3,307,425
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	2,160,000	2,257,200
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	3,700,000	3,959,000
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	3,259,000	3,218,262
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021*	2,139,000	2,144,347
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	1,940,000	1,993,350
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	1,895,000	1,956,588

66

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	$2,600,000	$2,743,000
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	1,595,000	1,658,800
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	2,165,000	2,397,737
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	1,645,000	1,624,438
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	312,000	340,080
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022*	2,700,000	2,673,000
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,810,000	1,823,575
Rosetta Resources, Inc. Company Guar. Notes 5.88% due 06/01/2024	1,900,000	1,938,000
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023*	2,231,000	2,225,422
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	2,035,000	2,121,488
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	2,226,000	2,326,170
Talos Production LLC/Talos Production Finance, Inc. Company Guar. Notes 9.75% due 02/15/2018*	1,185,000	1,229,438
Triangle USA Petroleum Corp. Senior Notes 6.75% due 07/15/2022*	1,167,000	1,165,541

		53,122,051

Oil Refining & Marketing — 1.1%
Calumet Specialty Products Partners LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021*	2,240,000	2,284,800
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	2,636,000	2,774,390

		5,059,190

Oil-Field Services — 0.7%
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	1,350,000	1,350,000
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	975,000	1,040,813

Security Description	Principal Amount	Value (Note 2)
Oil-Field Services (continued)
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/2021	$735,000	$749,700

		3,140,513

Paper & Related Products — 0.8%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	1,800,000	1,728,000
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	2,126,000	2,189,780

		3,917,780

Petrochemicals — 0.5%
PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020	2,160,000	2,365,200

Pipelines — 3.3%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	1,830,000	1,955,812
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020	1,250,000	1,300,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.00% due 12/15/2020	1,260,000	1,297,800
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,425,000	1,592,437
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	1,674,000	1,690,740
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022*	1,099,000	1,101,748
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	1,125,000	1,141,875
Sabine Pass Liquefaction LLC Senior Notes 5.75% due 05/15/2024*	1,300,000	1,319,500
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022*	999,000	1,051,448
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	2,376,000	2,447,280
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	614,000	638,560

		15,537,200

67

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Printing-Commercial — 0.6%
Quad/Graphics, Inc. Senior Notes 7.00% due 05/01/2022*	$2,750,000	$2,701,875

Publishing-Newspapers — 1.0%
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020	848,000	856,480
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	1,525,000	1,586,000
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	1,910,000	2,105,775

		4,548,255

Publishing-Periodicals — 1.5%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	3,380,000	3,498,300
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	3,650,000	3,613,500

		7,111,800

Real Estate Investment Trusts — 1.6%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021*	2,659,000	2,665,648
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	1,224,000	1,205,640
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	3,523,000	3,672,727

		7,544,015

Real Estate Management/Services — 0.6%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,000,000	1,002,500
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	1,705,000	1,826,481

		2,828,981

Real Estate Operations & Development — 0.5%
First Industrial LP Senior Notes 5.75% due 01/15/2016	2,125,000	2,247,946

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	3,385,000	128

Rental Auto/Equipment — 0.2%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	910,000	985,075

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	615,000	685,725

Security Description	Principal Amount	Value (Note 2)
Retail-Appliances — 0.3%
Conn’s, Inc. Senior Notes 7.25% due 07/15/2022*	$1,394,000	$1,359,150

Retail-Music Store — 0.9%
Guitar Center, Inc. Senior Sec. Notes 6.50% due 04/15/2019*	1,450,000	1,377,500
Guitar Center, Inc. Company Guar. Notes 9.63% due 04/15/2020*	3,021,000	2,786,872

		4,164,372

Retail-Pawn Shops — 0.4%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	1,925,000	1,987,563

Retail-Regional Department Stores — 0.8%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	4,230,000	3,849,300

Retail-Restaurants — 1.9%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	1,265,000	1,339,546
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	2,167,000	2,351,195
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	5,150,000	5,227,250

		8,917,991

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)(4)	750,000	0

Semiconductor Equipment — 0.7%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	1,977,000	2,041,253
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	1,121,000	1,087,370

		3,128,623

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,441,000	1,541,870

Specified Purpose Acquisitions — 1.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	4,550,000	4,709,250

Steel Pipe & Tube — 0.5%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	2,240,000	2,217,600

Steel-Producers — 0.8%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	3,581,000	3,769,002

68

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Storage/Warehousing — 0.4%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	$1,737,000	$1,858,590

Telecom Services — 0.3%
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020	1,375,000	1,595,000

Telephone-Integrated — 2.6%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	1,996,000	2,045,900
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	1,025,000	1,112,125
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,105,000	1,265,225
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	1,824,000	2,124,960
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	4,450,000	4,939,500
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	714,000	705,075

		12,192,785

Television — 0.4%
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	1,941,000	2,038,050

Transactional Software — 0.1%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*	642,000	677,310

Transport-Equipment & Leasing — 0.6%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	732,000	774,634
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	2,104,000	2,093,480

		2,868,114

Transport-Rail — 0.5%
Florida East Coast Holdings Corp. Senior Sec. Notes 6.75% due 05/01/2019*	2,257,000	2,335,995

Transport-Services — 0.6%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	1,102,000	1,162,610
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	1,565,000	1,664,503

		2,827,113

Travel Services — 0.2%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	1,074,000	1,162,605

Security Description	Principal Amount	Value (Note 2)
Web Hosting/Design — 0.5%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	$2,250,000	$2,266,875

Wire & Cable Products — 0.5%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	2,300,000	2,305,750

Total U.S. Corporate Bonds & Notes (cost $363,953,814)		365,207,346

FOREIGN CORPORATE BONDS & NOTES — 14.5%
Airlines — 0.6%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	2,780,000	2,974,600

Cable/Satellite TV — 1.0%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	1,200,000	1,272,000
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	2,104,000	2,114,520
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	1,454,000	1,461,270

		4,847,790

Casino Hotels — 0.6%
Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*	2,700,000	2,700,000

Chemicals-Diversified — 0.3%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	1,304,000	1,395,280

Cruise Lines — 0.5%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	1,200,000	1,242,000
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027	1,000,000	1,142,500

		2,384,500

Diversified Manufacturing Operations — 0.4%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	1,745,000	1,718,825

Diversified Minerals — 1.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	4,300,000	4,574,125

Finance-Leasing Companies — 1.3%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust Company Guar. Notes 3.75% due 05/15/2019*	1,030,000	1,014,550
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	441,000	448,718
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	1,565,000	1,678,462

69

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies (continued)
Fly Leasing, Ltd. Company Guar. Notes 6.75% due 12/15/2020	$1,190,000	$1,258,425
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	1,579,000	1,705,320

		6,105,475

Gold Mining — 0.4%
AuRico Gold, Inc. Sec. Notes 7.75% due 04/01/2020*	1,992,000	2,016,900

Hazardous Waste Disposal — 0.7%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	2,000,000	2,060,000
Tervita Corp. Company Guar. Notes 9.75% due 11/01/2019*	1,300,000	1,280,500

		3,340,500

Machinery-General Industrial — 0.2%
Emeco Pty, Ltd. Senior Sec. Notes 9.88% due 03/15/2019*	1,031,000	1,025,845

Medical-Drugs — 1.2%
Capsugel SA Senior Notes 7.00% due 05/15/2019*(5)	1,473,000	1,484,048
Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*	3,058,000	3,069,467
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	1,008,000	1,002,960

		5,556,475

Metal-Copper — 0.2%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	1,079,000	1,110,021

Mining Services — 0.4%
Consolidated Minerals, Ltd. Senior Sec. Notes 8.00% due 05/15/2020*	1,801,000	1,719,955

Oil & Gas Drilling — 0.4%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	1,982,000	1,887,855

Oil Companies-Exploration & Production — 1.3%
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	1,621,000	1,608,842
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	1,239,000	1,273,073
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	2,000,000	2,055,000

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	$1,063,000	$1,124,123

		6,061,038

Real Estate Operations & Development — 0.5%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	2,250,000	2,283,750

Satellite Telecom — 0.6%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	2,775,000	2,664,000

Security Services — 0.6%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	2,690,000	2,737,075

Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*	420,000	415,800

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015†*(1)(2)(6)(7)	1,210,000	0

Steel-Producers — 0.4%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	1,000,000	1,082,500
ArcelorMittal Senior Notes 7.25% due 03/01/2041	905,000	923,100

		2,005,600

Telecom Services — 1.8%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	2,653,000	2,725,957
Altice SA Senior Sec. Notes 7.75% due 05/15/2022*	3,898,000	3,985,705
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	1,650,000	1,740,750

		8,452,412

Total Foreign Corporate Bonds & Notes (cost $68,769,329)		67,977,821

LOANS(12)(13) — 3.0%
Aerospace/Defense — 0.3%
SI Organization, Inc. FRS BTL 5.75% due 11/23/2019	1,462,532	1,468,016
SI Organization, Inc. FRS Delayed Draw 0.75% due 07/15/2015(14)	193,457	194,182

		1,662,198

70

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
LOANS (continued)
Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loans 7.00% due 03/01/2011†(1)(2)	$1,200,000	$0

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)(8)	2,037,810	0

Computer Services — 0.4%
Sungard Availability Services Capital, Inc. FRS BTL 6.00% due 03/31/2019	2,066,892	2,042,348

Computer Software — 0.2%
Vertafore, Inc. FRS 1st Lien 4.25% due 10/20/2019	969,560	968,954

Electric-Distribution — 0.4%
Cedar Bay Generating Co. LP FRS BTL 6.25% due 04/23/2020	1,750,828	1,766,148

Medical-Drugs — 0.5%
Auxilium Pharmaceuticals, Inc. FRS BTL 6.25% due 04/26/2017	2,341,285	2,335,432

Medical-Hospitals — 0.5%
Ardent Medical Services, Inc. FRS BTL 6.75% due 07/02/2018	2,212,513	2,215,279

Oil Companies-Exploration & Production — 0.3%
American Energy Marcellus LLC 2nd Lien 8.50% due 07/01/2021	597,386	601,867
Sabine Oil & Gas LLC FRS BTL 8.75% due 12/31/2018	917,028	929,351

		1,531,218

Semiconductor Components-Integrated Circuits — 0.4%
SunEdison Semiconductor, Inc. 1st Lien 6.50% due 05/22/2019	1,672,474	1,667,247

Total Loans (cost $15,017,358)		14,188,824

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS — 0.2%
Power Converter/Supply Equipment — 0.1%
TPT Acquisition, Inc.†(1)(2)	21,500	$322,500

Television — 0.1%
ION Media Networks, Inc.†(1)(2)(8)	822	358,392

Total Common Stocks (cost $223)		680,892

PREFERRED SECURITIES — 0.3%
Diversified Banking Institutions — 0.3%
Citigroup, Inc. Series J 7.13% (cost $1,279,375)	51,175	1,397,589

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.7%
Diversified Banking Institutions — 0.5%
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(9)	2,263,000	2,296,945

Financial Guarantee Insurance — 0.6%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	3,314,000	2,949,460

Food-Dairy Products — 0.6%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	2,850,000	2,921,250

Total Preferred Securities/Capital Securities (cost $7,480,507)		8,167,655

Total Long-Term Investment Securities (cost $456,500,606)		457,620,127

REPURCHASE AGREEMENT — 3.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(10) (cost $16,398,000)	$16,398,000	16,398,000

TOTAL INVESTMENTS (cost $472,898,606)(11)	101.0%	474,018,127
Liabilities in excess of other assets	(1.0)	(4,695,469)

NET ASSETS	100.0%	$469,322,658

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2014, the aggregate value of these securities was $206,163,799 representing 43.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At July 31, 2014, the aggregate value of these Securities was $871,631 representing 0.2% of net assets.
(3)	Company has filed for Chapter 7 bankruptcy.
(4)	Security in default of interest and principal at maturity.
(5)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(6)	Security in default of interest.
(7)	Company has filed for bankruptcy protection in country of issuance.

71

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2014, the High-Yield Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc Common Stock	03/05/2014	822	$8	$358,392	$436.00	0.08%
TOUSA, Inc. 12.25% due 08/15/2013 Escrow Loans	10/11/2007	$1,022,829	—
	01/29/2008	11,293	—
	03/14/2008	10,700	—
	04/09/2008	26,285	—
	06/30/2008	37,503	—
	10/07/2008	39,014	—
	01/15/2009	37,728	—
	03/31/2009	35,804	—
	06/30/2009	37,295	—
	09/30/2009	38,857	—
	12/30/2009	40,056	—
	03/31/2010	40,396	—
	07/06/2010	42,078	—
	09/30/2010	43,840	—
	12/31/2010	45,194	—
	03/30/2011	45,576	—
	06/30/2011	47,475	—
	09/30/2011	49,462	—
	12/30/2011	50,435	—
	03/30/2012	51,836	—
	06/30/2012	53,413	—
	09/30/2012	55,039	—
	12/31/2012	58,585	—
	03/31/2013	56,724	—
	07/31/2013	60,228	—
	10/31/2013	165	—

		2,037,810	—	0	0.00	0.00

				$358,392		0.08%

(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	See Note 2 for details of Joint Repurchase Agreements.
(11)	See Note 3 for cost of investments on a tax basis.
(12)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(14)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 13.
(15)	Subsequent to July 31, 2014, security is in default and did not pay principal or interest at maturity.

BTL — Bank Term Loan

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

72

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes:
Electric-Generation	$—	$2,517,600	$478,198	$2,995,798
Gambling (Non-Hotel)	—	—	190,611	190,611
Oil Companies-Exploration & Production	—	53,122,051	—	53,122,051
Recycling	—	—	128	128
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	308,898,758	—	308,898,758
Foreign Corporate Bonds & Notes:
Special Purpose Entities	—	—	0	0
Other Industries*	—	67,977,821	—	67,977,821
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Other Industries*	—	14,188,824	—	14,188,824
Common Stocks	—	—	680,892	680,892
Preferred Securities	1,397,589	—	—	1,397,589
Preferred Securities/Capital Securities	—	8,167,655	—	8,167,655
Repurchase Agreement	—	16,398,000	—	16,398,000

Total	$1,397,589	$471,270,709	$1,349,829	$474,018,127

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

73

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Sovereign	20.9%
Diversified Financial Services	17.0
Repurchase Agreements	9.7
Diversified Banking Institutions	9.7
Commercial Paper	9.2
United States Treasury Notes	6.3
Oil Companies-Integrated	3.2
Banks-Commercial	3.1
Finance-Auto Loans	2.9
U.S. Municipal Bonds & Notes	1.4
Auto-Cars/Light Trucks	1.3
Oil Companies-Exploration & Production	1.1
Food-Misc./Diversified	1.0
Telephone-Integrated	1.0
Multimedia	1.0
U.S. Government Agencies	0.9
Metal-Diversified	0.9
Pharmacy Services	0.8
United States Treasury Bonds	0.7
Consumer Products-Misc.	0.6
Medical-Drugs	0.6
Tobacco	0.6
Trucking/Leasing	0.5
Medical-Hospitals	0.5
Electric-Integrated	0.5
Diversified Minerals	0.5
Insurance-Multi-line	0.5
Banks-Money Center	0.5
Finance-Investment Banker/Broker	0.3
Government National Mtg. Assoc.	0.3
Steel-Producers	0.3
Non-Ferrous Metals	0.3
Telecom Services	0.2
Food-Retail	0.2
Federal National Mtg. Assoc.	0.1
Building Products-Wood	0.1
Banks-Super Regional	0.1
Computers	0.1
Finance-Consumer Loans	0.1
Federal Home Loan Mtg. Corp.	0.1
Banks-Special Purpose	0.1

99.2%

Credit Quality†#

Aaa	16.6%
Aa	4.0
A	11.6
Baa	46.2
Ba	1.8
B	3.4
Caa	4.6
Ca	3.0
Not Rated@	8.8

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

74

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES — 16.7%
Diversified Financial Services — 16.7%
Aames Mtg. Investment Trust FRS Series 2005-1, Class M5 1.35% due 06/25/2035	$1,100,000	$856,717
Access Group, Inc. FRS Series 2008-1, Class A 1.53% due 10/27/2025	576,208	580,492
ACE Securities Corp. Home Equity Loan Trust FRS Series 2006-CW1, Class A2C 0.30% due 07/25/2036	1,035,338	735,452
ACE Securities Corp. Home Equity Loan Trust FRS Series 2006-HE1, Class A2D 0.46% due 02/25/2036	400,000	351,979
ACE Securities Corp. Home Equity Loan Trust FRS Series 2005-HE7, Class M1 0.59% due 11/25/2035	300,000	235,890
ACE Securities Corp. Home Equity Loan Trust FRS Series 2005-HE6, Class M1 0.63% due 10/25/2035	400,000	336,248
ACE Securities Corp. Home Equity Loan Trust FRS Series 2005-HE4, Class M4 0.81% due 07/25/2035	200,000	169,634
ACE Securities Corp. Home Equity Loan Trust FRS Series 2004-HE4, Class M1 1.06% due 12/25/2034	284,701	263,771
Aegis Asset Backed Securities Trust FRS Series 2005-2, Class M3 0.64% due 06/25/2035	200,000	134,753
Aegis Asset Backed Securities Trust FRS Series 2004-6, Class M2 1.16% due 03/25/2035	200,000	176,761
Ally Auto Receivables Trust Series 2014-1, Class A2 0.48% due 02/15/2017	14,000,000	13,994,610
ALM V, Ltd. FRS Series 2012-5A, Class A1R 1.45% due 02/13/2023*(3)	15,800,000	15,799,889
Ameriquest Mtg. Securities, Inc. FRS Pass Through Certs. Series 2005-R4, Class M2 0.61% due 07/25/2035	700,000	618,203
Ameriquest Mtg. Securities, Inc. FRS Pass Through Certs. Series 2005-R11, Class M1 0.61% due 01/25/2036	1,200,000	1,056,626
Ares VIR CLO, Ltd. FRS Series 2006-6RA, Class B 0.65% due 03/12/2018*(3)	350,000	347,064
Argent Securities Trust FRS Series 2006-W2, Class A2B 0.35% due 03/25/2036	563,229	305,064

Security Description	Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
Asset Backed Funding Certs. Trust FRS Series 2006-HE1, Class A2D 0.38% due 01/25/2037	$434,689	$272,657
Asset Backed Funding Certs. Trust FRS Series 2007-WMC1, Class A2B 1.16% due 06/25/2037	442,747	310,377
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2005-HE5, Class M4 1.06% due 06/25/2035	200,000	165,640
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2003-HE4, Class M2 3.15% due 08/15/2033	70,252	64,632
Banc of America Alternative Loan Trust FRS Series 2006-9, Class A2 0.56% due 01/25/2037(4)	616,540	405,505
Banc of America Alternative Loan Trust Series 2006-4, Class 4CB1 6.50% due 05/25/2046(4)	5,625,072	4,898,689
Banc of America Commercial Mtg. Trust Series 2007-3, Class A5 5.38% due 06/10/2049(5)	700,000	767,250
Banc of America Funding Trust FRS Series 2007-E, Class 8A1 2.79% due 09/20/2047(4)	703,963	541,423
Banc of America Funding Trust FRS Series 2006-C, Class 4A1 5.27% due 04/20/2036(4)	5,221,591	4,604,164
Banc of America Funding Trust FRS Series 2006-H, Class 4A2 5.37% due 09/20/2046(4)	504,530	422,170
Banc of America Mtg. Trust FRS Series 2005-I, Class 2A3 2.78% due 10/25/2035(4)	935,881	840,245
BCAP LLC Trust FRS Series 2007-AA3, Class 2A1A 0.38% due 05/25/2047(4)	1,927,097	1,467,380
BCAP LLC Trust FRS Series 2011-RR5, Class 14A6 2.53% due 07/26/2036*(4)	775,466	641,934
BCAP LLC Trust FRS Series 2009-RR14, Class 2A2 5.04% due 07/26/2036*(4)	172,649	135,953
Bear Stearns ALT-A Trust FRS Series 2005-4, Class 23A2 2.54% due 05/25/2035(4)	249,285	251,712
Bear Stearns ALT-A Trust FRS Series 2006-6, Class 2A1 4.40% due 11/25/2036(4)	397,509	299,364
Bear Stearns ALT-A Trust FRS Series 2005-5, Class 25A1 4.89% due 07/25/2035(4)	1,487,011	1,246,057
Bear Stearns ARM Trust FRS Series 2005-2, Class A1 2.58% due 03/25/2035(4)	208,086	211,088

75

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Asset Backed Securities Trust FRS Series 2007-AQ1, Class A1 0.26% due 11/25/2036		$51,998	$48,630
Bear Stearns Asset Backed Securities Trust FRS Series 2006-HE4, Class 1A2 0.33% due 05/25/2036		599,349	512,048
Bear Stearns Asset Backed Securities Trust FRS Series 2007-HE5, Class 1A2 0.34% due 06/25/2047		366,248	352,540
Bear Stearns Asset Backed Securities Trust FRS Series 2006-PC1, Class M2 0.57% due 12/25/2035		500,000	391,295
Bear Stearns Asset Backed Securities Trust FRS Series 2006-3, Class M1 0.61% due 08/25/2036		600,000	493,236
Bear Stearns Asset Backed Securities Trust FRS Series 2005-SD3, Class 1A 0.65% due 07/25/2035		1,192,886	1,182,178
Bear Stearns Asset Backed Securities Trust FRS Series 2006-SD2, Class M1 0.71% due 06/25/2036		500,000	425,542
Bear Stearns Asset Backed Securities Trust Series 2006-SD3, Class 1A-1A 5.50% due 08/25/2036		239,355	239,316
Berica ABS Srl FRS Series 2011-1, Class A1 0.51% due 12/31/2055(4)	EUR	5,545,983	7,294,019
Berica Residential MBS FRS Series 8, Class A 0.62% due 03/31/2048(4)	EUR	8,354,414	10,834,645
Carrington Mtg. Loan Trust FRS Series 2006-NC5, Class A4 0.38% due 01/25/2037		2,100,000	1,290,689
Carrington Mtg. Loan Trust FRS Series 2007-FRE1, Class A3 0.42% due 02/25/2037		900,000	641,187
Carrington Mtg. Loan Trust FRS Series 2005-OPT2, Class M5 1.21% due 05/25/2035		500,000	357,777
Chase Mtg. Finance Trust Series 2007-S3, Class 1A12 6.00% due 05/25/2037(4)		453,969	406,617
ChaseFlex Trust Series 2007-M1, Class 2F4 6.35% due 08/25/2037(4)		77,413	62,444
CHL Mtg. Pass-Through Trust FRS Series 2005-11, Class 3A1 2.52% due 04/25/2035(4)		345,287	312,514
CHL Mtg. Pass-Through Trust FRS Series 2005-31, Class 4A2 5.11% due 01/25/2036(4)		509,172	466,671

Security Description	Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
CHL Mtg. Pass-Through Trust Series 2005-6, Class 1A1 5.75% due 04/25/2035(4)	$2,707,306	$2,783,652
CHL Mtg. Pass-Through Trust Series 2006-16, Class 2A1 6.50% due 11/25/2036(4)	3,877,545	3,573,219
CIFC Funding, Ltd. FRS Series 2012-1AR, Class A1R 1.38% due 08/14/2024*(1)(2)(3)	7,100,000	7,100,000
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC4, Class A2B 0.30% due 05/25/2037	129,736	123,901
Citigroup Mtg. Loan Trust, Inc. FRS Series 2005-5, Class 3A2A 2.48% due 10/25/2035(4)	183,945	142,078
Citigroup Mtg. Loan Trust, Inc. FRS Series 2005-3, Class 2A2B 2.60% due 08/25/2035(4)	116,998	65,830
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AR4, Class 2A2A 2.81% due 03/25/2037(4)	344,342	272,579
Citigroup Mtg. Loan Trust, Inc. VRS Series 2010-4, Class 3A6 6.53% due 11/25/2037*(4)	370,062	311,261
Countrywide Alternative Loan Trust FRS Series 2006-OA8, Class 2A3 0.35% due 07/25/2046(4)	194,296	162,654
Countrywide Alternative Loan Trust FRS Series 2005-36, Class 2A1A 0.47% due 08/25/2035(4)	684,544	534,286
Countrywide Alternative Loan Trust FRS Series 2005-44, Class 1A1 0.49% due 10/25/2035(4)	929,737	781,724
Countrywide Alternative Loan Trust FRS Series 2007-24, Class A1 0.71% due 10/25/2037(4)	7,676,016	4,026,224
Countrywide Alternative Loan Trust FRS Series 2005-62, Class 2A1 1.12% due 12/25/2035(4)	19,126	15,002
Countrywide Alternative Loan Trust Series 2005-53T2, Class 2A2 5.50% due 11/25/2035(4)	227,323	192,347
Countrywide Alternative Loan Trust Series 2005-86CB, Class A11 5.50% due 02/25/2036(4)	190,469	169,242
Countrywide Alternative Loan Trust Series 2004-27CB, Class A1 6.00% due 12/25/2034(4)	274,250	274,315
Countrywide Alternative Loan Trust Series 2006-7CB, Class 1A10 6.00% due 05/25/2036(4)	584,726	474,584
Countrywide Alternative Loan Trust FRS Series 2006-19CB, Class A4 6.00% due 08/25/2036(4)	180,814	163,812
Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A13 6.00% due 04/25/2037(4)	256,091	217,855

76

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Countrywide Alternative Loan Trust Series 2007-11T1, Class A21 6.00% due 05/25/2037(4)	$457,591	$383,626
Countrywide Alternative Loan Trust FRS Series 2007-19, Class 1A2 6.00% due 08/25/2037(4)	1,412,823	1,185,232
Countrywide Alternative Loan Trust Series 2006-36T2, Class 2A3 6.50% due 12/25/2036(4)	265,217	214,318
Countrywide Alternative Loan Trust Series 2007-19, Class 2A1 6.50% due 08/25/2037(4)	1,061,871	774,356
Countrywide Alternative Loan Trust Resecuritization Series 2008-2R, Class 2A1 6.00% due 08/25/2037(4)	262,392	205,408
Countrywide Alternative Loan Trust Resecuritization Series 2008-2R, Class 3A1 6.00% due 08/25/2037(4)	194,306	155,215
Countrywide Asset-Backed Certs. FRS Series 2006-11, Class 3AV2 0.31% due 09/25/2046	288,433	233,012
Countrywide Asset-Backed Certs. FRS Series 2007-9, Class 2A3 0.34% due 06/25/2047	1,200,000	1,051,133
Countrywide Asset-Backed Certs. FRS Series 2005-AB2, Class 2A3 0.54% due 11/25/2035	401,470	379,590
Countrywide Asset-Backed Certs. FRS Series 2005-16, Class MV1 0.61% due 05/25/2036	400,000	330,463
Countrywide Asset-Backed Certs. FRS Series 2007-12, Class 2A2 0.66% due 08/25/2047	75,059	73,592
Countrywide Asset-Backed Certs. FRS Series 2004-15, Class MV5 1.05% due 04/25/2035	200,000	155,826
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-3, Class 1A2 0.45% due 04/25/2035(4)	117,674	108,882
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-R2, Class 1AF1 0.50% due 06/25/2035*(4)	242,563	217,006
Credit Suisse Commercial Mtg. Trust VRS Series 2006-C2, Class A1A 5.67% due 03/15/2039(5)	9,592,636	10,194,679
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-8, Class 8A1 7.00% due 09/25/2035(4)	10,538,712	6,977,871

Security Description	Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
Credit-Based Asset Servicing and Securitization LLC FRS Series 2006-CB9, Class A1 0.21% due 11/25/2036	$6,253	$3,504
Credit-Based Asset Servicing and Securitization LLC FRS Series 2006-RP2, Class A4 0.73% due 07/25/2036*	400,000	354,176
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB6, Class A4 5.16% due 07/25/2035	85,436	85,944
CSMC Series Trust FRS Series 2011-6R, Class 4A2 1.34% due 04/28/2037*(4)	800,064	505,387
Dell Equipment Finance Trust Series 2014-1, Class A1 0.26% due 08/14/2015*	8,300,000	8,300,000
Deutsche ALT-A Securities, Inc. FRS Series 2007-AB1, Class A1 0.46% due 04/25/2037(4)	888,782	495,718
First Franklin Mtg. Loan Trust FRS Series 2006-FF16, Class 2A3 0.30% due 12/25/2036	900,357	549,492
First Franklin Mtg. Loan Trust FRS Series 2006-FF5, Class 2A3 0.32% due 04/25/2036	784,506	627,100
First Franklin Mtg. Loan Trust FRS Series 2005-FF10, Class A5 0.52% due 11/25/2035	400,000	252,548
First Franklin Mtg. Loan Trust FRS Series 2004-FF8, Class M3 1.58% due 10/25/2034	408,989	319,430
Flagship CLO, V. FRS Series 2006-1A, Class A 0.46% due 09/20/2019*(3)	515,533	514,043
Fremont Home Loan Trust FRS Series 2006-E, Class 2A3 0.31% due 01/25/2037	446,213	205,795
GE Equipment Transportation LLC Series 2014-1, Class A1 0.20% due 06/23/2015	5,790,945	5,790,945
Golden Knight CDO, Ltd./Golden Knight CDO Corp. FRS Series 2007-2A, Class A 0.47% due 04/15/2019*(3)	2,135,459	2,121,293
GreenPoint Mtg. Funding Trust FRS Series 2006-AR5, Class A3A2 0.36% due 10/25/2046(4)	2,930,692	1,960,246
GreenPoint Mtg. Funding Trust FRS Series 2005-AR1, Class A2 0.38% due 06/25/2045(4)	78,703	71,149
GSAMP Trust FRS Series 2006-HE4, Class A2C 0.31% due 06/25/2036	710,884	631,208
GSAMP Trust FRS Series 2007-NC1, Class A2C 0.31% due 12/25/2046	527,699	308,955
GSAMP Trust FRS Series 2006-HE3, Class A2C 0.32% due 05/25/2046	671,920	574,493
GSAMP Trust FRS Series 2005-AHL2, Class A2C 0.40% due 12/25/2035	474,719	430,947

77

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GSAMP Trust FRS Series 2006-NC2, Class A2D 0.40% due 06/25/2036	$588,754	$363,039
GSAMP Trust FRS Series 2004-WF, Class M2 1.81% due 10/25/2034	160,171	138,902
GSC Capital Corp. Mtg. Trust FRS Series 2006-2, Class A1 0.34% due 05/25/2036(4)	478,790	358,479
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 0.66% due 09/25/2035(4)	25,737	23,706
GSR Mtg. Loan Trust FRS Series 2005-AR6, Class 2A1 2.66% due 09/25/2035(4)	228,276	230,263
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.35% due 01/19/2038(4)	406,257	352,172
HarborView Mtg. Loan Trust FRS Series 2006-4, Class 3A1A 0.38% due 05/19/2047(4)	128,420	50,388
HarborView Mtg. Loan Trust FRS Series 2006-2, Class 1A 2.69% due 02/25/2036(4)	44,811	35,631
HarborView Mtg. Loan Trust FRS Series 2005-14, Class 3A1A 2.70% due 12/19/2035(4)	354,094	319,309
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 0.39% due 04/25/2037	1,300,000	773,157
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV4 0.50% due 04/25/2037	900,000	544,282
HSI Asset Securitization Corp. Trust FRS Series 2006-HE2, Class 2A4 0.38% due 12/25/2036	1,555,411	765,351
HSI Asset Securitization Corp. Trust FRS Series 2005-I1, Class 2A4 0.55% due 11/25/2035	400,000	282,913
Impac Secured Assets Trust FRS Series 2007-2, Class 1A1A 0.27% due 05/25/2037(4)	701,478	476,832
Impac Secured Assets Trust FRS Series 2006-4, Class A2B 0.33% due 01/25/2037(4)	962,147	793,048
IndyMac IMJA Mtg. Loan Trust Series 2007-A3, Class A1 6.25% due 11/25/2037(4)	136,567	124,197
IndyMac IMSC Mtg. Loan Trust FRS Series 2007-HOA1, Class A11 0.34% due 07/25/2047(4)	757,509	592,726
IndyMac INDA Mtg. Loan Trust FRS Series 2006-AR1, Class A3 5.04% due 08/25/2036(4)	628,959	625,471
IndyMac Index Mtg. Loan Trust FRS Series 2006-AR6, Class 2A1A 0.36% due 06/25/2047(4)	257,382	199,489
IndyMac Index Mtg. Loan Trust FRS Series 2007-FLX6, Class 2A1 0.41% due 09/25/2037(4)	471,327	410,168

Security Description	Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR1, Class 1A1 2.48% due 03/25/2035(4)	$430,516	$429,666
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR23, Class 6A1 4.42% due 11/25/2035(4)	590,481	490,673
IXIS Real Estate Capital Trust FRS Series 2005-HE4, Class M1 0.58% due 02/25/2036	700,000	581,456
JPMorgan Alternative Loan Trust FRS Series 2006-S1, Class 3A2 0.43% due 03/25/2036(4)	5,045,784	4,383,742
JPMorgan Mtg. Acquisition Trust FRS Series 2007-CH5, Class A4 0.32% due 05/25/2037	200,000	172,223
JPMorgan Resecuritization Trust VRS Series 2009-7, Class 2A1 6.00% due 02/27/2037*(4)	36,994	37,955
Lavender Trust Series 2010-RR2A, Class A4 6.25% due 10/26/2036*(4)	329,331	238,887
Lehman Mtg. Trust VRS Series 2005-2, Class 4A1 5.71% due 12/25/2035(4)	643,282	567,122
Lehman XS Trust FRS Series 2006-12N, Class A31A 0.36% due 08/25/2046(4)	158,760	122,994
Lehman XS Trust FRS Series 2007-15N, Class 4A1 1.06% due 08/25/2047(4)	1,854,382	1,346,615
Long Beach Mtg. Loan Trust FRS Series 2005-WL3, Class M1 0.59% due 11/25/2035	1,000,000	856,623
Luminent Mtg. Trust FRS Series 2006-7, Class 1A1 0.34% due 12/25/2036(4)	154,356	114,842
MASTR Alternative Loan Trust FRS Series 2006-2, Class 2A1 0.56% due 03/25/2036(4)	1,162,096	348,532
MASTR Asset Backed Securities Trust FRS Series 2006-NC2, Class A3 0.27% due 08/25/2036	442,147	242,362
MASTR Asset Backed Securities Trust FRS Series 2006-AM3, Class A3 0.33% due 10/25/2036	947,321	801,559
MASTR Asset Backed Securities Trust FRS Series 2006-HE2, Class A4 0.40% due 06/25/2036	243,854	137,210
MASTR Asset Backed Securities Trust FRS Series 2005-FRE1, Class M1 0.66% due 10/25/2035	594,098	411,368
Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A1 0.18% due 07/15/2015	11,000,000	11,000,000

78

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A8, Class A3A2 0.41% due 08/25/2036(4)	$294,350	$280,233
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A6, Class 2A3 0.54% due 08/25/2035(4)	100,000	92,509
Merrill Lynch Mtg. Investors Trust FRS Series 2005-FM1, Class M1 0.64% due 05/25/2036	600,000	535,306
Morgan Stanley ABS Capital I Trust FRS Series 2006-HE8, Class A2FP 0.23% due 10/25/2036	147,647	88,715
Morgan Stanley ABS Capital I Trust FRS Series 2007-NC1, Class A2C 0.30% due 11/25/2036	622,206	438,598
Morgan Stanley ABS Capital I Trust FRS Series 2006-NC4, Class A2C 0.31% due 06/25/2036	620,787	550,519
Morgan Stanley ABS Capital I Trust FRS Series 2006-HE6, Class A2C 0.31% due 09/25/2036	875,636	497,749
Morgan Stanley ABS Capital I Trust FRS Series 2007-HE5, Class A2B 0.34% due 03/25/2037	1,011,655	591,453
Morgan Stanley ABS Capital I Trust FRS Series 2007-NC2, Class A2B 0.36% due 02/25/2037	188,799	121,313
Morgan Stanley ABS Capital I Trust FRS Series 2007-HE5, Class A2C 0.41% due 03/25/2037	1,287,561	759,969
Morgan Stanley ABS Capital I Trust FRS Series 2006-HE1, Class A4 0.45% due 01/25/2036	4,300,000	3,811,047
Morgan Stanley ABS Capital I Trust FRS Series 2006-WMC1, Class A2C 0.47% due 12/25/2035	650,450	584,225
Morgan Stanley ABS Capital I Trust FRS Series 2005-WMC5, Class M5 1.15% due 06/25/2035	500,000	444,723
Morgan Stanley ABS Capital I Trust FRS Series 2007-HE7, Class A2C 1.41% due 07/25/2037	700,000	445,890
Morgan Stanley Home Equity Loan Trust FRS Series 2006-3, Class A3 0.32% due 04/25/2036	244,737	177,166

Security Description	Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Home Equity Loan Trust FRS Series 2007-2, Class A2 0.33% due 04/25/2037	$1,236,947	$789,602
Morgan Stanley Home Equity Loan Trust FRS Series 2007-2, Class A3 0.39% due 04/25/2037	380,599	244,836
Morgan Stanley Mtg. Loan Trust FRS Series 2006-8AR, Class 6A1 2.13% due 06/25/2036(4)	316,310	308,920
Morgan Stanley Mtg. Loan Trust Series 2006-17XS, Class A4 5.87% due 10/25/2046	794,087	468,642
Morgan Stanley Re-REMIC Trust Series 2010-R4, Class 3A 5.50% due 08/26/2047*(4)	238,642	247,886
Nomura Asset Acceptance Corp. Alternative Loan Trust FRS Series 2006-AF1, Class 5A 5.61% due 06/25/2036(4)	3,621,176	2,578,900
NovaStar Mtg. Funding Trust FRS Series 2006-2, Class A2C 0.31% due 06/25/2036	354,356	244,914
Option One Mtg. Loan Trust FRS Series 2007-1, Class 2A3 0.30% due 01/25/2037	194,501	116,285
Option One Mtg. Loan Trust FRS Series 2007-5, Class 2A2 0.33% due 05/25/2037	328,449	198,758
Option One Mtg. Loan Trust FRS Series 2007-1, Class 2A4 0.38% due 01/25/2037	486,252	292,982
Ownit Mtg. Loan Trust FRS Series 2005-5, Class M1 0.76% due 10/25/2036	416,244	292,130
Park Place Securities, Inc. FRS Pass Through Certs. Series 2005-WCW3, Class M2 0.65% due 08/25/2035	200,000	154,756
Park Place Securities, Inc. FRS Pass Through Certs. Series 2004-MHQ1, Class M4 1.96% due 12/25/2034	454,888	396,162
People’s Financial Realty Mtg. Securities Trust FRS Series 2006-1, Class 2A2 0.30% due 09/25/2036	803,503	321,965
Porsche Financial Auto Securitization Trust Series 2014-1, Class A1 0.18% due 05/26/2015*	7,234,479	7,234,479
Prime Mtg. Trust Series 2006-1, Class 1A1 5.50% due 06/25/2036(4)	203,826	191,075
RAAC Series Trust FRS Series 2006-SP3, Class M1 0.50% due 08/25/2036	200,000	175,215
RAAC Series Trust FRS Series 2007-SP3, Class A2 1.66% due 09/25/2047	1,000,000	810,629

79

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
RALI Series Trust FRS Series 2005-QA6, Class A31 3.47% due 05/25/2035(4)	$1,542,682	$1,537,289
RALI Series Trust Series 2007-QS1, Class 2A7 6.00% due 01/25/2037(4)	292,774	243,958
RAMP Series Trust FRS Series 2007-RZ1, Class A2 0.32% due 02/25/2037	380,480	343,030
RAMP Series Trust FRS Series 2006-RZ5, Class A3 0.41% due 08/25/2046	400,000	334,242
RAMP Series Trust FRS Series 2006-RS5, Class A4 0.44% due 09/25/2036	400,000	306,495
RAMP Series Trust FRS Series 2006-RS1, Class AI3 0.48% due 01/25/2036	1,600,000	1,149,826
RAMP Series Trust FRS Series 2005-EFC6, Class M2 0.59% due 11/25/2035	300,000	252,173
RAMP Series Trust FRS Series 2005-EFC4, Class M3 0.64% due 09/25/2035	400,000	342,614
RAMP Series Trust FRS Series 2004-RS8, Class MII1 1.05% due 08/25/2034	529,407	495,629
RASC Series Trust FRS Series 2007-KS3, Class AI4 0.50% due 04/25/2037	2,700,000	1,857,870
RASC Series Trust FRS Series 2006-KS1, Class M1 0.54% due 02/25/2036	600,000	516,719
RASC Series Trust FRS Series 2006-EMX1, Class M1 0.57% due 01/25/2036	200,000	172,629
Residential Asset Securitization Trust FRS Series 2003-A8, Class A2 0.51% due 10/25/2018(4)	59,221	57,894
Residential Asset Securitization Trust Series 2006-A12, Class A3 6.00% due 11/25/2036(4)	195,213	144,639
Residential Asset Securitization Trust Series 2006-A12, Class A1 6.25% due 11/25/2036(4)	160,065	121,644
Saturn CLO, Ltd. FRS Series 2007-1A, Class A1 0.45% due 05/13/2022*(3)	1,716,188	1,699,580
Securitized Asset Backed Receivables LLC FRS Series 2006-FR3, Class A3 0.41% due 05/25/2036	2,336,763	1,372,517
Securitized Asset Backed Receivables LLC FRS Series 2006-NC1, Class A3 0.43% due 03/25/2036	730,048	580,866
Securitized Asset Backed Receivables LLC FRS Series 2006-WM1, Class A2C 0.45% due 12/25/2035	1,877,139	1,621,170

Security Description	Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
Securitized Asset Backed Receivables LLC FRS Series 2005-FR4, Class M2 1.12% due 01/25/2036	$282,672	$224,292
SLM Student Loan Trust FRS Series 2007-2, Class A2 0.23% due 07/25/2017	86,493	86,286
SLM Student Loan Trust FRS Series 2008-9, Class A 1.73% due 04/25/2023	1,358,430	1,410,076
Soundview Home Loan Trust FRS Series 2007-WMC1, Class 3A1 0.27% due 02/25/2037	615,496	299,536
Soundview Home Loan Trust FRS Series 2006-3, Class A3 0.32% due 11/25/2036	838,059	654,238
Soundview Home Loan Trust FRS Series 2007-WMC1, Class 3A2 0.34% due 02/25/2037	909,962	447,669
Soundview Home Loan Trust FRS Series 2006-OPT5, Class 2A4 0.40% due 07/25/2036	2,000,000	1,186,140
Soundview Home Loan Trust FRS Series 2006-OPT2, Class A4 0.44% due 05/25/2036	300,000	253,483
Soundview Home Loan Trust FRS Series 2007-OPT5, Class 2A2 1.11% due 10/25/2037	700,839	475,465
Soundview Home Loan Trust FRS Series 2007-OPT4, Class 2A3 1.26% due 09/25/2037	4,000,000	2,685,576
Specialty Underwriting & Residential Finance Trust FRS Series 2006-AB3, Class A2B 0.31% due 09/25/2037	308,639	179,926
Specialty Underwriting & Residential Finance Trust FRS Series 2007-BC2, Class A2C 0.43% due 04/25/2037	600,000	323,803
Specialty Underwriting & Residential Finance Trust FRS Series 2005-BC2, Class M3 0.81% due 12/25/2035	300,000	276,481
STARM Mtg. Loan Trust FRS Series 2007-1, Class 3A1 6.00% due 02/25/2037(4)	141,655	141,399
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2005-22, Class 1A1 2.46% due 12/25/2035(4)	387,755	369,337
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-20, Class 3A1 2.47% due 01/25/2035(4)	265,129	248,219
Structured Asset Investment Loan Trust FRS Series 2006-BNC3, Class A3 0.31% due 09/25/2036	880,331	702,760
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR4, Class 2A1 0.35% due 06/25/2036(4)	709,750	581,444

80

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR3, Class 12A2 0.36% due 05/25/2036(4)	$2,902,415	$2,165,826
Structured Asset Mtg. Investments II Trust FRS Series 2007-AR3, Class 1A3 0.37% due 09/25/2047(4)	3,777,784	2,497,742
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR4, Class A3 1.52% due 12/25/2035(4)	379,353	263,299
Structured Asset Securities Corp. Mtg. Loan Trust FRS Series 2006-WF3, Class A1 0.30% due 09/25/2036	1,260,817	1,205,071
Structured Asset Securities Corp. Mtg. Loan Trust FRS Series 2006-BC2, Class A3 0.31% due 09/25/2036	1,751,831	1,438,124
Structured Asset Securities Corp. Mtg. Loan Trust FRS Series 2006-BC4, Class A4 0.33% due 12/25/2036	592,607	474,354
Structured Asset Securities Corp. Mtg. Loan Trust FRS Series 2005-1, Class 1A1 0.51% due 02/25/2035(4)	153,236	143,670
Structured Asset Securities Corp. Mtg. Loan Trust FRS Series 2006-GEL2, Class M1 0.53% due 04/25/2036*	800,000	678,145
Structured Asset Securities Corp. Mtg. Loan Trust FRS Series 2005-NC1, Class M2 0.65% due 02/25/2035	2,000,000	1,859,052
UBS-Barclays Commercial Mtg. Trust VRS Series 2013-C5, Class XA 1.13% due 03/10/2046*(5)(6)	43,657,351	3,046,759
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A1 0.19% due 05/20/2015	4,311,936	4,311,854
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A2 0.42% due 03/20/2017	5,300,000	5,297,668
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR6, Class 2A1A 0.39% due 04/25/2045(4)	123,339	117,696
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR17, Class 1A 0.94% due 12/25/2046(4)	10,722,593	8,899,452
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR3, Class A1A 1.12% due 02/25/2046(4)	347,602	329,960
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR16, Class 2A3 2.04% due 12/25/2036(4)	18,482,023	16,027,518

Security Description	Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR16, Class 1A1 2.05% due 12/25/2036(4)	$230,807	$202,427
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.18% due 11/25/2046(4)	468,291	467,613
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR8, Class 2A1 2.32% due 08/25/2036(4)	420,332	369,541
WaMu Mtg. Pass Through Certs. VRS Series 2006-AR10, Class 1A1 2.34% due 09/25/2036(4)	1,327,517	1,206,544
WaMu Mtg. Pass Through Certs. FRS Series 2007-HY4, Class 2A2 2.41% due 04/25/2037(4)	5,110,051	4,249,672
Washington Mutual Mtg. Pass Through Certs. FRS Series 2005-3, Class 1CB3 0.61% due 05/25/2035(4)	1,244,722	1,013,876
Washington Mutual Mtg. Pass Through Certs. FRS Series 2007-OA3, Class 4A2 0.82% due 04/25/2047(4)	871,410	708,230
Wells Fargo Alternative Loan Trust FRS Series 2007-PA4, Class 2A1 2.59% due 07/25/2037(4)	333,197	281,711
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR4, Class 2A1 2.61% due 04/25/2035(4)	4,888,258	4,933,743
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR3, Class A3 2.63% due 03/25/2036(4)	542,848	518,878

Total Asset Backed Securities (cost $281,054,811)		287,584,130

U.S. CORPORATE BONDS & NOTES — 20.8%
Auto-Cars/Light Trucks — 1.0%
BMW US Capital LLC FRS Company Guar. Notes 0.57% due 06/02/2017	12,600,000	12,550,658
Daimler Finance North America LLC FRS Company Guar. Notes 0.83% due 01/09/2015*	3,800,000	3,807,239

		16,357,897

Banks-Commercial — 0.2%
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	3,900,000	3,941,886

Banks-Super Regional — 0.0%
JPMorgan Chase Bank NA FRS Sub. Notes 0.56% due 06/13/2016	600,000	597,927

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/2016	2,000,000	2,180,260

81

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.0%
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/2016	$500,000	$532,500

Casino Hotels — 0.0%
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/2015	100,000	104,000
MGM Resorts International Company Guar. Notes 10.00% due 11/01/2016	100,000	116,000

		220,000

Computers — 0.1%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	700,000	702,629
Apple, Inc. Senior Notes 3.45% due 05/06/2024	800,000	804,854

		1,507,483

Consumer Products-Misc. — 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	10,900,000	11,118,000

Diversified Banking Institutions — 8.7%
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	1,000,000	1,005,153
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	5,000,000	5,623,070
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	1,600,000	1,794,941
Citigroup, Inc. FRS Senior Notes 0.50% due 11/05/2014	19,800,000	19,802,970
Citigroup, Inc. FRS Senior Notes 0.77% due 03/10/2017	7,000,000	7,009,002
Citigroup, Inc. FRS Senior Notes 1.02% due 04/01/2016	1,000,000	1,005,981
Citigroup, Inc. FRS Senior Notes 1.19% due 07/25/2016	2,500,000	2,526,055
Citigroup, Inc. Senior Notes 6.01% due 01/15/2015	6,500,000	6,659,633
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	2,600,000	2,952,308
Goldman Sachs Group, Inc. FRS Senior Notes 1.32% due 11/15/2018	21,000,000	21,342,930
Goldman Sachs Group, Inc. Senior Notes 5.00% due 10/01/2014	6,000,000	6,042,978

Security Description	Principal Amount**	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	$1,200,000	$1,352,802
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,700,000	5,345,554
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/2017	300,000	339,875
JPMorgan Chase & Co. FRS Senior Notes 0.74% due 02/15/2017	18,500,000	18,574,203
JPMorgan Chase & Co. FRS Senior Notes 0.85% due 02/26/2016	11,700,000	11,762,045
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	1,800,000	1,930,837
JPMorgan Chase & Co. Sub. Notes 5.15% due 10/01/2015	7,020,000	7,365,609
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	700,000	793,826
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	1,900,000	2,217,437
Morgan Stanley FRS Senior Notes 0.68% due 10/18/2016	3,700,000	3,705,968
Morgan Stanley FRS Senior Notes 0.71% due 10/15/2015	100,000	100,246
Morgan Stanley Senior Notes 4.00% due 07/24/2015	7,600,000	7,847,517
Morgan Stanley Senior Notes 6.00% due 04/28/2015	8,500,000	8,820,611
Morgan Stanley Senior Notes 6.63% due 04/01/2018	3,200,000	3,701,149

		149,622,700

Electric-Integrated — 0.5%
Pacific Gas & Electric Co. FRS Senior Notes 0.42% due 05/11/2015	8,500,000	8,502,567

Finance-Auto Loans — 2.9%
Ally Financial, Inc. Company Guar. Notes 2.50% due 03/15/2017(1)(2)(7)	18,900,000	18,839,325
Ally Financial, Inc. Company Guar. Notes 3.50% due 07/18/2016	400,000	407,250
Ally Financial, Inc. Company Guar. Notes 4.63% due 06/26/2015	4,600,000	4,680,500
Ally Financial, Inc. Company Guar. Notes 6.75% due 12/01/2014	200,000	202,250
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	4,100,000	4,797,000

82

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans (continued)
Ford Motor Credit Co. LLC FRS Senior Notes 1.06% due 03/12/2019	$4,900,000	$4,917,620
Ford Motor Credit Co. LLC FRS Senior Notes 1.33% due 08/28/2014	2,000,000	2,001,254
Ford Motor Credit Co. LLC Senior Notes 3.88% due 01/15/2015	1,000,000	1,014,833
Ford Motor Credit Co. LLC Senior Notes 5.63% due 09/15/2015	9,100,000	9,576,485
Ford Motor Credit Co. LLC Senior Notes 12.00% due 05/15/2015	3,500,000	3,811,756

		50,248,273

Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.05% due 11/14/2014	400,000	404,000
SLM Corp. Senior Notes 6.25% due 01/25/2016	700,000	739,382

		1,143,382

Finance-Investment Banker/Broker — 0.3%
Bear Stearns Cos. LLC Senior Notes 5.30% due 10/30/2015	400,000	422,202
Bear Stearns Cos. LLC Senior Notes 5.70% due 11/15/2014	2,650,000	2,689,292
Bear Stearns Cos. LLC Senior Notes 6.40% due 10/02/2017	900,000	1,027,895
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	1,300,000	1,532,426

		5,671,815

Food-Misc./Diversified — 0.9%
ConAgra Foods, Inc. FRS Senior Notes 0.60% due 07/21/2016	8,600,000	8,596,483
Kraft Foods Group, Inc. Senior Notes 1.63% due 06/04/2015	6,300,000	6,357,475

		14,953,958

Food-Retail — 0.2%
Kroger Co. FRS Senior Notes 0.76% due 10/17/2016	2,725,000	2,730,949

Insurance-Multi-line — 0.5%
Metropolitan Life Global Funding I Sec. Notes 1.70% due 06/29/2015*(1)	8,000,000	8,093,504

Medical-Hospitals — 0.0%
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	800,000	788,000

Security Description	Principal Amount**	Value (Note 2)
Multimedia — 1.0%
NBCUniversal Media LLC Company Guar. Notes 3.65% due 04/30/2015	$7,829,000	$8,019,057
Time Warner, Inc. Company Guar. 3.15% due 07/15/2015	8,400,000	8,607,715

		16,626,772

Oil Companies-Integrated — 0.6%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	9,300,000	9,897,711

Pharmacy Services — 0.8%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	14,000,000	14,119,098

Special Purpose Entity — 0.0%
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	300,000	322,869

Telecom Services — 0.2%
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*(1)	2,800,000	2,866,847

Telephone-Integrated — 1.0%
BellSouth Corp. Company Guar. Notes 4.18% due 04/26/2021*(1)	14,800,000	15,090,938
Verizon Communications, Inc. Senior Notes 1.25% due 11/03/2014	2,000,000	2,004,620

		17,095,558

Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	111,000	143,875
Reynolds American, Inc. Company Guar. Notes 1.05% due 10/30/2015	10,000,000	10,000,190

		10,144,065

Trucking/Leasing — 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	9,100,000	9,273,801

Total U.S. Corporate Bonds & Notes (cost $353,019,748)		358,557,822

FOREIGN CORPORATE BONDS & NOTES — 10.2%
Banks-Commercial — 2.8%
Abbey National Treasury Services PLC FRS Company Guar. Notes 0.74% due 03/13/2017	3,800,000	3,805,844
Bank of Nova Scotia FRS Senior Notes 0.54% due 04/11/2017	13,300,000	13,306,863
Dexia Credit Local SA FRS Government Guar. Notes 0.60% due 11/07/2016*	14,900,000	14,943,419

83

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
DNB NOR Boligkreditt AS Bonds 2.90% due 03/29/2017*(1)	$6,000,000	$6,212,400
Sberbank of Russia Via SB Capital SA Senior Notes 5.50% due 07/07/2015	7,100,000	7,252,011
VTB Bank OJSC Via VTB Capital SA Senior Notes 6.47% due 03/04/2015*(1)	3,000,000	3,048,750

		48,569,287

Banks-Money Center — 0.1%
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/2015*	1,185,000	1,204,985
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/2020*	600,000	692,956

		1,897,941

Diamonds/Precious Stones — 0.0%
ALROSA Finance SA Company Guar. Notes 7.75% due 11/03/2020	500,000	532,500

Diversified Banking Institutions — 0.9%
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	1,000,000	1,281,630
Royal Bank of Scotland Group PLC Sub. Notes 5.00% due 10/01/2014	8,226,000	8,275,356
Royal Bank of Scotland PLC Bank Guar. Notes 4.88% due 03/16/2015	3,580,000	3,672,206
UBS AG Senior Notes 5.75% due 04/25/2018	635,000	722,273
UBS AG Senior Notes 5.88% due 12/20/2017	1,104,000	1,254,375

		15,205,840

Diversified Minerals — 0.5%
Anglo American Capital PLC FRS Company Guar. Notes 1.18% due 04/15/2016*(1)	8,100,000	8,124,316

Electric-Integrated — 0.0%
Electricite de France SA FRS Senior Notes 0.69% due 01/20/2017*	400,000	401,089

Food-Misc./Diversified — 0.1%
Tate & Lyle International Finance PLC Company Guar. Notes 6.63% due 06/15/2016*	2,300,000	2,525,860

Medical-Drugs — 0.6%
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC Company Guar. Notes 3.00% due 06/15/2015	10,000,000	10,211,280

Security Description	Principal Amount**	Value (Note 2)
Metal-Diversified — 0.9%
MMC Finance, Ltd. Senior Notes 5.55% due 10/28/2020*	$14,800,000	$14,763,000

Non-Ferrous Metals — 0.3%
Corp Nacional del Cobre de Chile Senior Notes 3.00% due 07/17/2022*	4,800,000	4,613,299

Oil Companies-Exploration & Production — 1.1%
CNOOC Finance 2013, Ltd. Company Guar. Notes 1.13% due 05/09/2016	1,200,000	1,201,391
CNPC General Capital, Ltd. FRS Company Guar. Notes 1.13% due 05/14/2017*	5,000,000	5,013,635
Gaz Capital SA Senior Notes 8.15% due 04/11/2018	6,700,000	7,437,000
Gazprom OAO Via Gaz Capital SA Senior Notes 5.09% due 11/29/2015*	5,500,000	5,625,950

		19,277,976

Oil Companies-Integrated — 2.6%
Lukoil International Finance BV Company Guar. Notes 6.38% due 11/05/2014*	200,000	201,912
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/2018	7,800,000	8,677,500
Petrobras Global Finance BV FRS Company Guar. Notes 2.59% due 03/17/2017	1,400,000	1,415,750
Petrobras Global Finance BV Company Guar. Notes 6.25% due 03/17/2024	2,000,000	2,111,180
Petrobras International Finance Co. Company Guar. Bonds 5.75% due 01/20/2020	7,800,000	8,303,100
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	7,800,000	9,015,786
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	7,800,000	8,621,340
Rosneft Finance SA Company Guar. Notes 6.25% due 02/02/2015	6,900,000	6,960,375

		45,306,943

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027*(1)(2)	731,485	21,929
Pabrik Kertas Tjiwi Kimia Tbk PT FRS Sec. Notes 3.24% due 04/28/2018*(1)(2)	268,654	8,055
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.24% due 04/28/2027*(1)(2)	1,756,853	52,668

84

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.24% due 04/28/2018*(1)(2)	$400,087	$23,991

		106,643

Steel-Producers — 0.3%
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	4,400,000	4,664,000

Total Foreign Corporate Bonds & Notes (cost $173,749,252)		176,199,974

U.S. GOVERNMENT AGENCIES — 0.5%
Federal Home Loan Mtg. Corp. — 0.1%
Federal Home Loan Mtg. Corp. Series T-62, Class 1A1 1.32% due 10/25/2044 FRS(4)	111,933	113,103
Series T-61, Class 1A1 1.52% due 07/25/2044 FRS(4)	604,461	622,787
4.50% due 03/01/2041	121,444	130,664
4.50% due 05/01/2041	252,777	272,046

		1,138,600

Federal National Mtg. Assoc. — 0.1%
2.01% due 06/01/2035 FRS	75,105	75,635
4.00% due 02/01/2041	689,792	725,965
4.50% due 08/01/2018	484,137	513,240
4.50% due 02/01/2025	260,414	277,775
4.50% due 04/01/2041	284,409	306,957
5.00% due 02/01/2027	18,197	20,069
5.00% due 07/01/2027	185,577	204,668
5.00% due 03/01/2028	61,427	67,746
5.00% due 04/01/2028	221,182	243,936
5.00% due 05/01/2028	64,638	71,287
5.00% due 06/01/2028	121,319	133,800
5.00% due 07/01/2028	81,729	90,137
5.00% due 04/01/2029	171,197	189,213
5.00% due 05/01/2029	66,533	73,377
5.00% due 03/01/2034	39,490	44,217
5.00% due 07/01/2035	126,728	141,104
5.00% due 08/01/2035	60,170	66,978
5.00% due 09/01/2035	29,975	33,381

		3,279,485

Government National Mtg. Assoc. — 0.3%
4.50% due 01/15/2040	480,005	521,543
4.50% due 02/15/2040	574,071	623,950
4.50% due 03/15/2040	363,963	395,908
4.50% due 04/15/2040	851,754	926,513
4.50% due 05/15/2040	585,528	635,120
4.50% due 06/15/2040	344,718	374,889
4.50% due 08/15/2040	110,950	120,501
4.50% due 09/15/2040	11,791	12,788
4.50% due 10/15/2040	264,176	286,536
4.50% due 12/15/2040	398,073	433,011
4.50% due 02/15/2041	466,112	506,986
Government National Mtg. Assoc. REMIC FRS Series 2007-30, Class FH 0.46% due 05/20/2037(4)	262,316	262,073

		5,099,818

Total U.S. Government Agencies (cost $9,081,921)		9,517,903

Security Description	Principal Amount**	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 7.0%
United States Treasury Bonds — 0.7%
2.38% due 01/15/2027 TIPS(8)	$5,307,975	$6,508,490
3.38% due 05/15/2044	5,500,000	5,566,171

		12,074,661

United States Treasury Notes — 6.3%
0.13% due 01/15/2022 TIPS(8)(9)	30,373,322	30,425,534
0.13% due 07/15/2022 TIPS(8)	14,688,480	14,717,166
0.13% due 01/15/2023 TIPS(8)	5,049,695	5,013,004
0.38% due 07/15/2023 TIPS(8)	42,214,795	42,884,279
1.13% due 01/15/2021 TIPS(8)(9)	14,353,812	15,433,707

		108,473,690

Total U.S. Government Treasuries (cost $120,383,360)		120,548,351

U.S. MUNICIPAL BONDS & NOTES — 1.4%
Bay Area Toll Authority Revenue Bonds Series TXB-S3 6.91% due 10/01/2050	5,800,000	8,267,552
Buckeye Tobacco Settlement Financing Authority Revenue Bonds Series A-2 6.00% due 06/01/2042	1,000,000	779,880
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	800,000	993,184
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	1,200,000	1,489,776
County of Sacramento CA Revenue Bonds 7.80% due 10/01/2023	2,750,000	3,437,830
District of Columbia Revenue Bonds Series E 5.59% due 12/01/2034	4,000,000	4,831,800
Energy Northwest Revenue Bonds 3.10% due 07/01/2023	700,000	708,337
Kentucky State Property & Building Commission Revenue Bonds Series C 4.30% due 11/01/2019	400,000	435,308
Kentucky State Property & Building Commission Revenue Bonds Series C 4.40% due 11/01/2020	500,000	552,210
New Jersey State Turnpike Authority Revenue Bonds Series B 5.00% due 01/01/2027	1,000,000	1,151,600
New York City Industrial Development Agency Revenue Bonds 2.30% due 03/01/2020	1,600,000	1,516,464

85

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. MUNICIPAL BONDS & NOTES (continued)
New York State Thruway Authority Revenue Bonds 4.91% due 11/01/2024		$500,000	$564,545

Total U.S. Municipal Bonds & Notes (cost $23,063,875)			24,728,486

FOREIGN GOVERNMENT OBLIGATIONS — 21.0%
Banks-Special Purpose — 0.1%
Vnesheconombank Via VEB Finance PLC Senior Notes 5.38% due 02/13/2017*		800,000	792,000

Sovereign — 20.9%
Federative Republic of Brazil Notes zero coupon due 01/01/2015	BRL	44,000,000	18,545,222
Federative Republic of Brazil Notes zero coupon due 10/01/2015	BRL	20,000,000	7,785,053
Federative Republic of Brazil Notes zero coupon due 01/01/2017	BRL	121,700,000	41,175,234
Federal Republic of Germany Inflation Indexed Treasury Bonds 0.75% due 04/15/2018(8)	EUR	26,400,344	36,943,258
Kingdom of Spain Bonds 2.10% due 04/30/2017	EUR	12,400,000	17,263,377
Kingdom of Spain Bonds 3.30% due 07/30/2016	EUR	38,300,000	54,210,441
Kingdom of Spain Bonds 3.80% due 01/31/2017	EUR	5,200,000	7,527,744
Kingdom of Spain Bonds 4.00% due 07/30/2015	EUR	9,700,000	13,459,111
Kingdom of Spain Bonds 4.25% due 10/31/2016	EUR	5,200,000	7,545,660
Republic of Italy Bonds zero coupon due 12/31/2015	EUR	8,000,000	10,645,020
Republic of Italy Bonds 2.75% due 12/01/2015	EUR	32,000,000	44,181,672
Republic of Italy Bonds 3.00% due 11/01/2015	EUR	35,300,000	48,802,712
Republic of Italy Bonds 4.50% due 07/15/2015	EUR	23,000,000	31,993,431
Republic of Italy Bonds 4.75% due 09/15/2016	EUR	14,100,000	20,529,300

			360,607,235

Total Foreign Government Obligations (cost $367,765,981)			361,399,235

Security Description	Shares/ Principal Amount**	Value (Note 2)
LOANS — 0.8%
Auto-Cars/Light Trucks — 0.3%
Chrysler Group LLC FRS BTL-B 3.50% due 05/24/2017	$4,987,147	$4,983,989

Medical-Hospitals — 0.5%
HCA, Inc. FRS BTL-B5 2.91% due 03/31/2017	8,179,397	8,182,260

Total Loans (cost $13,204,225)		13,166,249

CONVERTIBLE PREFERRED SECURITY — 0.1%
Banks-Super Regional — 0.1%
Wells Fargo & Co. Series L 7.50% (cost $1,295,800)	1,100	1,331,000

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Banks-Commercial — 0.1%
Barclays Bank PLC FRS 7.70% due 04/15/2018*(1)(10)	2,010,000	2,117,129

Banks-Money Center — 0.4%
Lloyds Bank PLC FRS 12.00% due 12/16/2024*(1)(10)	4,100,000	5,986,000

Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC FRS 6.99% due 10/05/2017*(10)	1,200,000	1,377,000

Diversified Financial Services — 0.3%
General Electric Capital Corp. FRS 6.25% due 12/15/2022(10)	5,000,000	5,550,000

Total Preferred Securities/Capital Securities (cost $11,540,026)		15,030,129

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/2020 (strike price $250.00)†(2) (cost $0)	250	0

Total Long-Term Investment Securities (cost $1,354,158,999)		1,368,063,279

SHORT-TERM INVESTMENT SECURITIES — 10.1%
Commercial Paper — 9.2%
Bank of Nova Scotia 1.14% due 02/10/2015	14,000,000	12,751,062
Entergy Corp. 0.89% due 09/22/2014	9,600,000	9,587,659
Entergy Corp. 0.95% due 08/05/2014	8,100,000	8,099,145
Glencore Funding LLC 0.45% due 09/15/2014	400,000	399,775
Glencore Funding LLC 0.58% due 08/19/2014	900,000	899,739
Glencore Funding LLC 0.61% due 09/10/2014	3,600,000	3,597,560
Glencore Funding LLC 0.65% due 10/16/2014	20,100,000	20,072,418
Kansas City Southern Railway Co. 0.51% due 08/14/2014(1)	8,600,000	8,598,292

86

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Commercial Paper (continued)
Mohawk Industries, Inc. 0.53% due 08/04/2014	$6,600,000	$6,599,708
Mohawk Industries, Inc. 0.55% due 08/27/2014	5,900,000	5,897,656
Mohawk Industries, Inc. 0.56% due 08/18/2014	2,000,000	1,999,471
Nisource Finance Corp. 0.60% due 08/28/2014	12,700,000	12,694,285
Nisource Finance Corp. 0.62% due 08/26/2014	4,600,000	4,598,019
Royal Bank of Canada 1.37% due 05/07/2015	15,300,000	14,032,191
Sumitomo Mitsui Banking Corp. NY FRS 0.63% due 04/01/2015	8,200,000	8,215,154
Thermo Fisher Scientific, Inc. 0.41% due 10/10/2014	10,000,000	9,992,028
Thermo Fisher Scientific, Inc. 0.41% due 10/14/2014	1,900,000	1,898,399
Thermo Fisher Scientific, Inc. 0.41% due 10/15/2014	1,700,000	1,698,548
Vodafone Group PLC 0.51% due 06/01/2015	9,900,000	9,857,364
Vodafone Group PLC 0.55% due 04/01/2015	16,800,000	16,737,630

		158,226,103

U.S. Government Agencies — 0.9%
Federal Home Loan Bank 0.09% due 09/12/2014	16,300,000	16,298,365

Total Short-Term Investment Securities (cost $174,568,539)		174,524,468

REPURCHASE AGREEMENTS — 9.7%
Agreement with Bank of America Securities LLC, bearing interest at 0.13% dated 07/31/2014, to be repurchased 08/01/2014 in the amount of $8,200,030 and collateralized by $8,432,000 of United States Treasury Notes, bearing interest at 1.50% due 02/28/2019 and having an approximate value of $8,421,345	8,200,000	8,200,000
Agreement with HSBC Bank PLC, bearing interest at 0.13% dated 07/31/2014 to be repurchased 08/01/2014 in the amount of $69,100,250 and collateralized by $28,210,300 of United States Treasury Notes, bearing interest at 2.75% due 11/15/2023 and by $38,970,800 of United States Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate aggregate value of $71,750,368	69,100,000	69,100,000

Security Description	Principal Amount**	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Agreement with HSBC Bank PLC, bearing interest at 0.09% dated 07/31/2014, to be repurchased 08/01/2014 in the amount of $57,500,144 and collateralized by $5,020,465 of United States Treasury Notes, bearing interest at 0.38% due 07/15/2023 and by $49,023,574 of United States Treasury Notes, bearing interest at 1.25% due 07/15/2020 and having an approximate aggregate value of $58,751,151	$57,500,000	$57,500,000
Agreement with HSBC Bank PLC, bearing interest at 0.09% dated 07/31/2014, to be repurchased 08/01/2014 in the amount of $33,200,083 and collateralized by $5,554,800 of United States Treasury Notes bearing interest at 4.25% due 08/15/2014 and by $1,474,500 of United States Treasury Notes bearing interest at 1.75% due 05/15/2022 and by $27,000,000 of United States Treasury Notes bearing interest at 0.75% due 06/30/2017 and having an approximate aggregate value of $33,933,905	33,200,000	33,200,000

Total Repurchase Agreements (cost $168,000,000)		168,000,000

TOTAL INVESTMENTS (cost $1,696,727,538)(11)	99.2%	1,710,587,747
Other assets less liabilities	0.8	13,436,935

NET ASSETS	100.0%	$1,724,024,682

FORWARD SALES CONTRACTS — (0.1)%
U.S. Government Agencies — (0.1)%
Federal National Mtg. Assoc.
5.00% due August TBA	(1,000,000)	(1,102,813)
Government National Mtg. Assoc.
4.50% due August TBA	(1,000,000)	(1,083,656)

Total Forward Sales Contracts (proceeds $(2,190,391))		$(2,186,469)

87

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

AUD — Australian Dollar

BRL — Brazilian Real

EUR — Euro Dollar

MXN — Mexican Peso

USD — United States Dollar

LIBOR — London Interbank Offered Rate

BBA — British Banking Association

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of July 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2014, the aggregate value of these securities was $171,866,369 representing 10.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
†	Non-income producing security
(1)	Illiquid security. At July 31, 2014, the aggregate value of these securities was $86,184,144 representing 5.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Collateralized Loan Obligation
(4)	Collateralized Mortgage Obligation
(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2014, the Total Return Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/	Acquisition Cost	Value	Value Per Share	% of Net Assets
Ally Financial, Inc. 2.50% due 03/15/2017	03/14/2014	$18,900,000	$18,900,000	$18,839,325	$99.68	1.09%

(8)	Principal amount of security is adjusted for inflation.
(9)	The security or a portion thereof was pledged as collateral to cover certain derivative contracts at the close of the reporting period.
(10)	Perpetual maturity — maturity date reflects the next call date.
(11)	See Note 3 for cost of investments on a tax basis.

Written Options on Interest Rate Swap Contracts
Issue	Expiration Month	Strike Price	Notional Amount	Premiums Received	Value at July 31, 2014	Unrealized Appreciation / (Depreciation)
Put option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to receive a fixed rate of 1.90% versus the three month USD-LIBOR-BBA maturing on 09/04/2019	September 2014	1.90	$162,700,000	$1,122,630	$748,583	$374,047
Call option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to pay a fixed rate of 1.50% versus the three month USD-LIBOR-BBA maturing on 09/04/2019	September 2014	1.50	162,700,000	97,620	651	96,969
Call option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to pay a fixed rate of 1.20% versus the six month EUR-EURIBOR maturing on 01/22/2025	January 2015	1.20	EUR 15,900,000	86,016	67,620	18,396
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 1.60% versus the six month EUR-EURIBOR maturing on 01/22/2025	January 2015	1.60	EUR 15,900,000	167,731	190,043	(22,312)

88

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Written Options on Interest Rate Swap Contracts
Issue	Expiration Month	Strike Price	Notional Amount	Premiums Received	Value at July 31, 2014	Unrealized Appreciation / (Depreciation)
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 2.50% versus the three month USD-LIBOR-BBA maturing on 09/23/2020	September 2015	2.50	$28,600,000	$543,400	$522,922	$20,478
Put option to enter an interest rate swap with Citibank NA for the obligation to receive a fixed rate of 1.20% versus the three month USD-LIBOR-BBA maturing on 09/03/2016	September 2014	1.20	64,900,000	57,599	455	57,144

				$2,074,996	$1,530,274	$544,722

EUR	— Euro Dollar
USD	— United States Dollar
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
BBA	— British Banking Association

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2014	Unrealized Appreciation (Depreciation)
718	Long	U.S. Treasury Long Bonds	September 2014	$97,710,846	$98,657,688	$946,842
4,641	Long	U.S. Treasury 10 Year Notes	September 2014	580,300,740	578,312,109	(1,988,631)
910	Long	U.S. Treasury 5 Year Notes	September 2014	108,824,230	108,140,704	(683,526)
128	Long	90 Day Euribor	December 2014	31,913,724	31,910,400	(3,324)
251	Long	90 Day Euribor	September 2015	62,251,163	62,216,625	(34,538)
3,437	Long	90 Day Euribor	December 2015	850,460,273	849,755,287	(704,986)
2,019	Long	90 Day Euribor	March 2016	498,661,430	497,809,688	(851,742)
202	Long	90 Day Euribor	June 2016	49,734,422	49,661,700	(72,722)
112	Long	90 Day Euribor	September 2016	27,482,510	27,455,400	(27,110)
112	Long	90 Day Euribor	December 2016	27,410,484	27,382,600	(27,884)
112	Long	90 Day Euribor	March 2017	27,347,416	27,323,800	(23,616)

						$(3,471,237)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	CAD	15,094,368	USD	13,751,531	05/05/2015	$—	$(1,361)
	EUR	17,807,000	USD	24,228,089	08/21/2014	382,353	—

						382,353	(1,361)

Barclays Bank Plc	BRL	13,847,700	USD	6,200,000	08/04/2014	96,331	—
	BRL	5,963,688	USD	2,645,707	09/03/2014	40,146	—
	CAD	369,000	USD	339,256	09/18/2014	1,214	—
	EUR	208,297,000	USD	284,399,700	08/21/2014	5,464,715	—
	GBP	8,527,000	USD	14,312,646	09/11/2014	—	(79,062)
	USD	6,145,432	BRL	13,847,700	08/04/2014	—	(41,763)

						5,602,406	(120,825)

Citibank N.A.	AUD	1,159,000	USD	1,086,352	08/05/2014	9,293	—
	CAD	13,865,880	USD	12,658,107	02/10/2015	—	(226)
	EUR	20,196,000	USD	27,451,211	08/21/2014	406,314	—

						415,607	(226)

89

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	BRL	13,847,700	USD	6,107,304	08/04/2014	$3,634	$—
	BRL	13,847,700	USD	6,143,884	09/03/2014	93,764	—
	EUR	1,130,000	USD	1,518,536	08/21/2014	5,329	—
	USD	6,195,839	BRL	13,847,700	08/04/2014	—	(92,170)
	USD	2,219,883	EUR	1,652,000	08/21/2014	—	(7,655)
	USD	1,741,010	MXN	22,933,458	08/25/2014	—	(8,963)
	USD	10,799,406	MXN	140,901,280	09/23/2014	—	(180,072)

						102,727	(288,860)

HSBC Bank USA NA	USD	3,152,750	NOK	18,610,000	08/13/2014	—	(193,306)

JPMorgan Chase Bank N.A.	BRL	93,003,735	USD	41,272,229	08/04/2014	278,847	—
	BRL	44,000,000	USD	18,931,245	01/05/2015	331,356	—
	JPY	1,196,500,000	USD	11,784,044	08/05/2014	152,227	—
	USD	41,017,789	BRL	93,003,735	08/04/2014	—	(24,407)
	USD	3,862,945	MXN	50,621,960	12/18/2014	—	(70,412)

						762,430	(94,819)

UBS AG	BRL	94,269,654	USD	41,585,835	08/04/2014	34,472	—
	BRL	79,833,666	USD	33,592,959	01/05/2015	—	(154,709)
	BRL	20,000,000	USD	8,028,904	10/02/2015	136,306	—
	EUR	3,458,000	USD	4,698,556	08/21/2014	67,874	—
	JPY	1,196,500,000	USD	11,623,953	09/03/2014	—	(9,789)
	USD	41,513,079	BRL	94,269,654	08/04/2014	38,284	—
	USD	11,622,147	JPY	1,196,500,000	08/05/2014	9,670	—
	USD	5,092,188	MYR	16,249,172	10/15/2014	—	(53,541)

						286,606	(218,039)

Net Unrealized Appreciation/(Depreciation)						$7,552,129	$(917,436)

BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro Dollar
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Over the Counter Interest Rate Swap Contracts@
				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
UBS AG	MXN	87,100	06/02/2021	7.500%	28-Day MXN–TIIE	$205,181	$485,920

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Bank of America NA	BRL	20,900	01/02/2015	8.440%	1-Year BRL-CDI	$32,800	$(138,169)
	BRL	15,100	01/02/2015	7.585%	1-Year BRL-CDI	(8,972)	(199,536)
Barclays Bank PLC	BRL	2,200	01/02/2015	7.915%	1-Year BRL-CDI	(56)	(25,336)
Goldman Sachs Bank USA	BRL	18,900	01/02/2015	7.550%	1-Year BRL-CDI	(13,575)	(253,478)
HSBC BANK USA NA	BRL	7,500	01/02/2015	8.825%	1-Year BRL-CDI	3,785	(11,904)
	BRL	11,700	01/02/2015	8.075%	1-Year BRL-CDI	5,740	(111,274)
Morgan Stanley Capital Services LLC	BRL	12,700	01/02/2015	7.795%	1-Year BRL-CDI	(649)	(149,338)
	BRL	19,900	01/02/2015	8.270%	1-Year BRL-CDI	(12,620)	(172,079)
UBS AG	BRL	16,700	01/02/2015	8.560%	1-Year BRL-CDI	216	(123,371)

							$(1,184,485)

Total						$211,850	$(698,565)

90

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
USD	37,200	07/31/2023	2.650%	3 Month-USD-LIBOR-BBA	$—	$184,285
USD	42,300	06/19/2024	4.500%	3 Month-USD-LIBOR-BBA	504,404	1,073,543
USD	16,700	06/19/2024	4.000%	3 Month-USD-LIBOR-BBA	275,136	(4,342)
MXN	152,000	06/08/2034	7.020%	28-Day MXN–TIIE	195,419	(14,859)
MXN	280,000	06/19/2034	6.810%	28-Day MXN–TIIE	254,347	(486,613)
USD	108,000	06/19/2043	3 Month-USD-LIBOR-BBA	3.000%	5,935,734	297,806

Total						$1,049,820

BBA	— British Banking Association
BRL-CDI	— Brazil Interbank Deposit Rate
BRL	— Brazilian Real
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Tasa de Interés Interbancaria de Equilibrio (a benchmark Mexican Peso floating rate index)
USD	— United States Dollar

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection@ (3)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at July 31, 2014(2)	Notional Amount(1)	Value at July 31, 2014	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
HSBC Bank PLC
4.000% due 01/15/2021	1.000%	06/20/2019	Bank of America NA	0.5282%	EUR 3,200,000	$97,560	$51,926	$45,634
Goldman Sachs Corp.
5.950% due 01/18/2018	1.000%	12/20/2017	Barclays Bank PLC	0.5880%	$900,000	12,627	(24,005)	36,632
United Mexican States
5.950% due 03/19/2019	1.000%	06/20/2019	Citibank NA	0.8160%	2,200,000	19,080	14,392	4,688
Berkshire Hathaway, Inc.
1.900% due 01/31/2017	1.000%	12/20/2023	Barclays Bank PLC	0.8744%	9,300,000	96,404	(251,726)	348,130
Russian Federation
7.500% due 03/31/2030	1.000%	06/20/2019	Citibank NA	2.3143%	11,200,000	(664,172)	(494,562)	(169,610)
Federal Republic of Brazil
12.250% due 03/06/2030	1.000%	06/20/2019	Goldman Sachs International	1.5238%	10,000,000	(242,730)	(215,940)	(26,790)
Republic of China
4.250% due 10/28/2014	1.000%	06/20/2019	Citibank NA	0.7569%	25,000,000	285,925	286,370	(445)
United Mexican States
5.950% due 03/19/2019	1.000%	06/20/2019	Bank of America NA	0.8160%	15,000,000	130,095	181,804	(51,709)
United Mexican States
5.950% due 03/19/2019	1.000%	06/20/2019	Goldman Sachs International	0.8160%	5,000,000	43,365	60,602	(17,237)
Republic of Indonesia
6.875% due 03/09/2017	1.000%	06/20/2019	Bank of America NA	1.4160%	10,000,000	(192,440)	(211,108)	18,668
Republic of Indonesia
6.875% due 03/09/2017	1.000%	06/20/2019	Citibank NA	1.4160%	10,000,000	(192,440)	(211,108)	18,668
Republic of China
4.250% due 10/28/2014	1.000%	06/20/2019	Barclays Bank PLC	0.7569%	2,400,000	27,449	12,231	15,218

Total						$(579,277)	$(801,124)	$221,847

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection@ (3)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at July 31, 2014(2)	Notional Amount(1)	Value at July 31, 2014(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment
Grade Index	1.000%	06/20/2019	Barclays Bank PLC	0.6390%	$27,500,000	$459,773	$370,120	$89,653
CDX North American Investment
Grade Index	1.000%	06/20/2019	Morgan Stanley & Co. LLC	0.6390%	27,500,000	459,772	370,120	89,652

Total						$919,545	$740,240	$179,305

EUR — Euro Dollar

@	Illiquid security. At July 31, 2014, the aggregate value of these securities was 936,692 representing 0.0% of net assets.
(1)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

91

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$287,584,130	$—	$287,584,130
U.S. Corporate Bonds & Notes:
Diversified Banking Institutions	—	149,622,700	—	149,622,700
Finance-Auto Loans	—	31,408,948	18,839,325	50,248,273
Other Industries*	—	158,686,849	—	158,686,849
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	106,643	106,643
Other Industries*	—	176,093,331	—	176,093,331
U.S. Government Agencies	—	9,517,903	—	9,517,903
U.S. Government Treasuries:
United States Treasury Bonds	—	12,074,661	—	12,074,661
United States Treasury Notes	—	108,473,690	—	108,473,690
U.S. Municipal Bonds & Notes	—	24,728,486	—	24,728,486
Foreign Government Obligations:
Banks-Special Purpose	—	792,000	—	792,000
Sovereign	—	360,607,235	—	360,607,235
Loans	—	13,166,249	—	13,166,249
Convertible Preferred Securities	1,331,000	—	—	1,331,000
Preferred Securities/Capital Securities	—	15,030,129	—	15,030,129
Warrants	—	—	0	0
Short-Term Investment Securities:
Commercial Paper	—	158,226,103	—	158,226,103
U.S. Government Agencies	—	16,298,365	—	16,298,365
Repurchase Agreements	—	168,000,000	—	168,000,000
Other Financial Instruments:@
Written Options on Interest Rate Swap	—	567,034	—	567,034
Open Futures Contracts-Appreciation	946,842	—	—	946,842
Open Forward Foreign Currency Contracts-Appreciation	—	7,552,129	—	7,552,129
Over the Counter Interest Rate Swap Contracts-Appreciation	—	485,920	—	485,920
Centrally Cleared Interest Rate Swap Contracts-Appreciation	—	1,555,634	—	1,555,634
Other the Counter Credit Default Swaps on Corporate & Sovereign Issues-Sell Protection-Appreciation	—	487,638	—	487,638
Centrally Cleared Credit Default Swaps on Credit Indicies-Sell Protection-Appreciation	—	179,305	—	179,305

Total	$2,277,842	$1,701,138,439	$18,945,968	$1,722,362,249

92

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Forward Sales Contracts:	$—	$2,186,469	$—	$2,186,469
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts-Depreciation	—	22,312	—	22,312
Open Futures Contracts-Depreciation	4,418,079	—	—	4,418,079
Open Forward Foreign Currency Contracts-Depreciation	—	917,436	—	917,436
Over the Counter Interest Rate Swap Contracts-Depreciation	—	1,184,485	—	1,184,485
Centrally Cleared Interest Rate Swap Contracts-Depreciation	—	505,814	—	505,814
Other the Counter Credit Default Swaps on Corporate & Sovereign Issues-Sell Protection-Depreciation	—	265,791	—	265,791

Total	$4,418,079	$5,082,307	$—	$9,500,386

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 1/31/2014	$15,800,000	$—	$141,034	$0
Accrued discounts	—	—	9,325	—
Accrued premiums	—	—	(2)	—
Realized gain	—	—	18,123	—
Realized loss	—	—	—	—
Change in unrealized appreciation(1)	—	—	37,118	—
Change in unrealized depreciation(1)	(60,786)	—	(4,713)	—
Net purchases	18,900,000	—	—	—
Net sales	—	—	(94,242)	—
Transfers into Level 3	—	18,839,325	—	—
Transfers out of Level 3	(34,639,214)	—	—	—

Balance as of 7/31/2014	$—	$18,839,325	$106,643	$0

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at July 31, 2014 includes:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
	$—	$—	$5,167	$—

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 7/31/14	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
U.S Corporate Bond & Notes	$18,839,325	Market Approach	Benchmark Base Price	$105.859
Foreign Corporate Bond & Notes	$106,643	Market Approach	Benchmark Base Price	$100.248-$100.262($100.255)
Warrants	$0	Income Approach	Future Cash Flows*	$0

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

93

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Diversified Financial Services	10.9%
Repurchase Agreements	9.8
Federal National Mtg. Assoc.	6.7
Medical-Drugs	3.2
Banks-Super Regional	2.8
Diversified Banking Institutions	2.7
Government National Mtg. Assoc.	2.4
Oil Companies-Integrated	2.3
Computers	2.3
Multimedia	2.2
Telephone-Integrated	2.1
United States Treasury Notes	2.1
Federal Home Loan Mtg. Corp.	2.1
Medical-HMO	2.0
Medical-Biomedical/Gene	2.0
Oil Companies-Exploration & Production	1.8
Applications Software	1.7
Aerospace/Defense	1.5
Oil-Field Services	1.4
Banks-Commercial	1.4
Web Portals/ISP	1.4
Electric-Integrated	1.3
Finance-Credit Card	1.3
Airlines	1.2
Cable/Satellite TV	1.1
Semiconductor Equipment	1.1
Chemicals-Diversified	1.0
Insurance-Multi-line	1.0
United States Treasury Bonds	1.0
E-Commerce/Services	1.0
Enterprise Software/Service	0.9
Electronic Components-Semiconductors	0.9
Medical-Wholesale Drug Distribution	0.9
Sovereign	0.8
Tobacco	0.8
Diversified Manufacturing Operations	0.8
Agricultural Operations	0.8
Instruments-Controls	0.8
Medical Instruments	0.8
Real Estate Investment Trusts	0.7
Oil Field Machinery & Equipment	0.7
Investment Management/Advisor Services	0.7
Insurance-Reinsurance	0.7
Retail-Building Products	0.6
Auto-Cars/Light Trucks	0.6
Semiconductor Components-Integrated Circuits	0.6
Computer Services	0.6
Retail-Drug Store	0.6
Food-Retail	0.6
Insurance Brokers	0.5
Retail-Regional Department Stores	0.5
Insurance-Life/Health	0.5
Oil Refining & Marketing	0.5
Computers-Memory Devices	0.5
Pipelines	0.5
U.S. Municipal Bonds & Notes	0.5
Food-Misc./Diversified	0.4
Transport-Rail	0.4
Cosmetics & Toiletries	0.4
Aerospace/Defense-Equipment	0.4
Beverages-Non-alcoholic	0.4

Engineering/R&D Services	0.4%
Auto/Truck Parts & Equipment-Original	0.4
Medical Products	0.4
Electric-Generation	0.4
Oil & Gas Drilling	0.4
Gas-Distribution	0.4
Retail-Restaurants	0.3
Commercial Services-Finance	0.3
Medical-Hospitals	0.3
Finance-Auto Loans	0.3
Finance-Investment Banker/Broker	0.3
Medical-Generic Drugs	0.3
Consumer Products-Misc.	0.3
Finance-Other Services	0.3
Networking Products	0.2
Entertainment Software	0.2
Agricultural Chemicals	0.2
Poultry	0.2
Data Processing/Management	0.2
Batteries/Battery Systems	0.2
Computers-Periphery Equipment	0.2
Internet Security	0.2
Metal-Aluminum	0.2
Containers-Paper/Plastic	0.2
Schools	0.2
Insurance-Property/Casualty	0.2
Independent Power Producers	0.2
Apparel Manufacturers	0.2
Building-Residential/Commercial	0.2
Telecom Services	0.2
Vitamins & Nutrition Products	0.2
Retail-Discount	0.2
Auto-Heavy Duty Trucks	0.2
Metal-Copper	0.2
Brewery	0.2
Computers-Integrated Systems	0.2
Diversified Minerals	0.2
Steel-Producers	0.2
Electronic Forms	0.2
Banks-Fiduciary	0.2
Chemicals-Specialty	0.1
Retail-Major Department Stores	0.1
Publishing-Newspapers	0.1
Rental Auto/Equipment	0.1
Retail-Computer Equipment	0.1
Printing-Commercial	0.1
Electric Products-Misc.	0.1
Broadcast Services/Program	0.1
Tennessee Valley Authority	0.1
Office Automation & Equipment	0.1
Internet Content-Entertainment	0.1
Food-Meat Products	0.1
Investment Companies	0.1
Pharmacy Services	0.1
Satellite Telecom	0.1
Machinery-General Industrial	0.1
Appliances	0.1
Retail-Apparel/Shoe	0.1
Building & Construction Products-Misc.	0.1
E-Commerce/Products	0.1
Machinery-Pumps	0.1

94

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Cellular Telecom	0.1%
Casino Hotels	0.1
Food-Flour & Grain	0.1
Rubber-Tires	0.1
Radio	0.1
Audio/Video Products	0.1
Building Products-Wood	0.1
Beverages-Wine/Spirits	0.1
Coal	0.1
Distribution/Wholesale	0.1
Retail-Perfume & Cosmetics	0.1
Retail-Consumer Electronics	0.1
Cruise Lines	0.1
Dialysis Centers	0.1

107.7%

*	Calculated as a percentage of net assets

95

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 58.9%
Aerospace/Defense — 1.5%
Boeing Co.	9,200	$1,108,416
Northrop Grumman Corp.	10,600	1,306,662
Raytheon Co.	9,200	835,084

		3,250,162

Aerospace/Defense-Equipment — 0.4%
United Technologies Corp.	8,414	884,732

Agricultural Chemicals — 0.2%
Monsanto Co.	1,994	225,501
Mosaic Co.	4,652	214,504

		440,005

Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	30,400	1,410,560
Bunge, Ltd.	3,500	275,940

		1,686,500

Airlines — 1.2%
Alaska Air Group, Inc.	6,200	272,614
Delta Air Lines, Inc.	34,170	1,280,008
Southwest Airlines Co.	11,900	336,532
United Continental Holdings, Inc.	13,368	620,142

		2,509,296

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	3,300	322,443
VF Corp.	1,341	82,163

		404,606

Appliances — 0.1%
Whirlpool Corp.	1,700	242,488

Applications Software — 1.7%
Citrix Systems, Inc.†	2,706	183,277
Microsoft Corp.	81,000	3,495,960

		3,679,237

Audio/Video Products — 0.1%
Harman International Industries, Inc.	1,463	158,809

Auto-Cars/Light Trucks — 0.6%
General Motors Co.	40,338	1,364,231

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	6,050	376,734

Auto/Truck Parts & Equipment-Original — 0.4%
Delphi Automotive PLC	7,100	474,280
TRW Automotive Holdings Corp.†	3,829	391,668

		865,948

Banks-Commercial — 0.1%
BB&T Corp.	5,069	187,654

Banks-Fiduciary — 0.2%
State Street Corp.	4,626	325,855

Banks-Super Regional — 2.5%
Fifth Third Bancorp	23,400	479,232
KeyCorp	16,500	223,410
PNC Financial Services Group, Inc.	6,900	569,664
Wells Fargo & Co.	79,985	4,071,237

		5,343,543

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	4,200	481,992

Security Description	Shares	Value (Note 2)

Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	18,667	$733,426
Dr Pepper Snapple Group, Inc.	2,385	140,143

		873,569

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	1,780	148,203

Brewery — 0.1%
Molson Coors Brewing Co., Class B	2,400	162,072

Broadcast Services/Program — 0.0%
Starz, Class A†	3,100	88,381

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.	5,766	217,897

Building Products-Wood — 0.1%
Masco Corp.	7,280	151,424

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	3,057	63,280
PulteGroup, Inc.	15,733	277,687
Toll Brothers, Inc.†	1,778	58,123

		399,090

Cable/Satellite TV — 0.9%
Charter Communications, Inc., Class A†	2,225	343,807
Comcast Corp., Class A	16,920	909,112
DISH Network Corp., Class A	3,265	201,973
Time Warner Cable, Inc.	3,500	507,850

		1,962,742

Chemicals-Diversified — 1.0%
Axiall Corp.	3,588	153,674
Dow Chemical Co.	7,102	362,699
LyondellBasell Industries NV, Class A	5,600	595,000
PPG Industries, Inc.	5,377	1,066,582

		2,177,955

Chemicals-Specialty — 0.0%
Methanex Corp.	1,609	104,698

Commercial Services-Finance — 0.3%
Alliance Data Systems Corp.†	821	215,340
H&R Block, Inc.	8,600	276,318
MasterCard, Inc., Class A	2,300	170,545

		662,203

Computer Services — 0.6%
Accenture PLC, Class A	6,205	491,932
Cognizant Technology Solutions Corp., Class A†	1,824	89,467
Computer Sciences Corp.	4,500	280,755
International Business Machines Corp.	1,832	351,140

		1,213,294

Computers — 2.2%
Apple, Inc.	34,178	3,266,391
Hewlett-Packard Co.	42,400	1,509,864

		4,776,255

Computers-Integrated Systems — 0.2%
Brocade Communications Systems, Inc.	39,400	362,874

Computers-Memory Devices — 0.5%
SanDisk Corp.	4,900	449,379
Western Digital Corp.	5,700	569,031

		1,018,410

96

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers-Periphery Equipment — 0.2%
Lexmark International, Inc., Class A	10,000	$480,300

Consumer Products-Misc. — 0.2%
Jarden Corp.†	4,650	259,935
Spectrum Brands Holdings, Inc.	1,100	91,740

		351,675

Containers-Paper/Plastic — 0.2%
Sealed Air Corp.	14,300	459,316

Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	1,823	115,578
Procter & Gamble Co.	11,047	854,154

		969,732

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	1,885	112,440

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	3,633	204,901

Diversified Banking Institutions — 1.5%
Bank of America Corp.	79,957	1,219,344
Citigroup, Inc.	18,449	902,341
Goldman Sachs Group, Inc.	1,913	330,700
Morgan Stanley	25,573	827,031

		3,279,416

Diversified Manufacturing Operations — 0.6%
Danaher Corp.	1,600	118,208
Eaton Corp. PLC	6,907	469,123
Ingersoll-Rand PLC	4,129	242,744
Parker Hannifin Corp.	1,600	183,920
Pentair PLC	942	60,354
SPX Corp.	2,521	249,907

		1,324,256

E-Commerce/Products — 0.1%
Amazon.com, Inc.†	648	202,818

E-Commerce/Services — 1.0%
IAC/InterActiveCorp	4,000	268,800
Priceline Group, Inc.†	1,474	1,831,371

		2,100,171

Electric Products-Misc. — 0.1%
Emerson Electric Co.	4,470	284,516

Electric-Generation — 0.2%
AES Corp.	30,500	445,605

Electric-Integrated — 0.6%
Dominion Resources, Inc.	2,139	144,682
Entergy Corp.	8,076	588,175
Exelon Corp.	8,296	257,840
NextEra Energy, Inc.	3,396	318,850

		1,309,547

Electronic Components-Semiconductors — 0.9%
Avago Technologies, Ltd.	12,919	896,320
Broadcom Corp., Class A	18,758	717,681
Freescale Semiconductor, Ltd.†	7,455	149,249
NVIDIA Corp.	6,500	113,750
Xilinx, Inc.	1,200	49,356

		1,926,356

Security Description	Shares	Value (Note 2)

Electronic Forms — 0.2%
Adobe Systems, Inc.†	4,898	$338,501

Engineering/R&D Services — 0.4%
AECOM Technology Corp.†	6,800	230,860
Fluor Corp.	8,777	639,580

		870,440

Enterprise Software/Service — 0.8%
CA, Inc.	6,000	173,280
Oracle Corp.	41,134	1,661,402

		1,834,682

Entertainment Software — 0.2%
Activision Blizzard, Inc.	23,500	525,930

Finance-Credit Card — 1.3%
American Express Co.	205	18,040
Discover Financial Services	17,400	1,062,444
Visa, Inc., Class A	8,002	1,688,502

		2,768,986

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	4,652	129,093
TD Ameritrade Holding Corp.	1,986	63,790

		192,883

Finance-Other Services — 0.3%
CME Group, Inc.	1,063	78,598
Intercontinental Exchange, Inc.	2,410	463,250

		541,848

Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	7,000	260,470

Food-Misc./Diversified — 0.3%
General Mills, Inc.	3,836	192,375
Ingredion, Inc.	2,400	176,712
Mondelez International, Inc., Class A	8,826	317,736

		686,823

Food-Retail — 0.5%
Kroger Co.	20,600	1,008,988

Gas-Distribution — 0.3%
AGL Resources, Inc.	3,300	170,412
UGI Corp.	9,400	456,276

		626,688

Independent Power Producers — 0.2%
Dynegy, Inc.†	15,400	408,870

Instruments-Controls — 0.8%
Honeywell International, Inc.	18,247	1,675,622

Insurance Brokers — 0.5%
Marsh & McLennan Cos., Inc.	22,615	1,148,164

Insurance-Life/Health — 0.4%
CNO Financial Group, Inc.	13,300	215,194
Lincoln National Corp.	5,400	282,906
Protective Life Corp.	100	6,938
Prudential Financial, Inc.	3,174	276,043

		781,081

Insurance-Multi-line — 0.9%
ACE, Ltd.	13,791	1,380,479
Allstate Corp.	3,700	216,265
Hartford Financial Services Group, Inc.	3,901	133,258

97

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance-Multi-line (continued)
MetLife, Inc.	2,380	$125,188

		1,855,190

Insurance-Property/Casualty — 0.2%
Travelers Cos., Inc.	4,800	429,888

Insurance-Reinsurance — 0.6%
Aspen Insurance Holdings, Ltd.	3,900	156,039
Axis Capital Holdings, Ltd.	2,801	120,863
Everest Re Group, Ltd.	3,200	498,912
PartnerRe, Ltd.	4,000	417,440

		1,193,254

Internet Content-Entertainment — 0.1%
Facebook, Inc., Class A†	3,755	272,801

Internet Security — 0.2%
VeriSign, Inc.	8,700	470,235

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	8,285	990,886
Invesco, Ltd.	11,002	414,005

		1,404,891

Machinery-General Industrial — 0.1%
IDEX Corp.	3,200	242,624

Machinery-Pumps — 0.1%
Flowserve Corp.	2,593	191,986

Medical Instruments — 0.8%
Boston Scientific Corp.†	30,315	387,426
Medtronic, Inc.	20,500	1,265,670

		1,653,096

Medical Products — 0.3%
CareFusion Corp.†	2,700	118,233
Stryker Corp.	7,606	606,731

		724,964

Medical-Biomedical/Gene — 1.9%
Alexion Pharmaceuticals, Inc.†	1,279	203,348
Amgen, Inc.	9,300	1,184,727
Biogen Idec, Inc.†	2,596	868,077
Celgene Corp.†	6,109	532,399
United Therapeutics Corp.†	5,500	500,170
Vertex Pharmaceuticals, Inc.†	9,169	815,216

		4,103,937

Medical-Drugs — 2.9%
Abbott Laboratories	5,561	234,229
Allergan, Inc.	711	117,926
Bristol-Myers Squibb Co.	13,064	661,300
Johnson & Johnson	26,072	2,609,547
Merck & Co., Inc.	14,711	834,702
Pfizer, Inc.	59,330	1,702,771

		6,160,475

Medical-Generic Drugs — 0.1%
Actavis PLC†	597	127,913
Perrigo Co. PLC	723	108,776

		236,689

Medical-HMO — 1.9%
Aetna, Inc.	2,810	217,859
Health Net, Inc.†	10,800	444,852

Security Description	Shares	Value (Note 2)

Medical-HMO (continued)
Humana, Inc.	3,723	$438,011
UnitedHealth Group, Inc.	19,970	1,618,569
WellPoint, Inc.	12,900	1,416,549

		4,135,840

Medical-Wholesale Drug Distribution — 0.8%
McKesson Corp.	8,583	1,646,734

Metal-Aluminum — 0.2%
Alcoa, Inc.	28,456	466,394

Metal-Copper — 0.2%
Freeport-McMoRan, Inc.	9,946	370,190

Multimedia — 1.8%
Time Warner, Inc.	23,950	1,988,329
Twenty-First Century Fox, Inc., Class A	17,319	548,666
Twenty-First Century Fox, Inc., Class B	5,318	168,368
Viacom, Inc., Class B	15,400	1,273,118

		3,978,481

Networking Products — 0.2%
Cisco Systems, Inc.	19,056	480,783

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	10,100	273,306

Oil & Gas Drilling — 0.3%
Ensco PLC, Class A	826	41,837
Patterson-UTI Energy, Inc.	16,300	559,905

		601,742

Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp.	2,117	226,201
ConocoPhillips	19,900	1,641,750
EOG Resources, Inc.	2,981	326,241
EQT Corp.	1,222	114,648
Occidental Petroleum Corp.	9,754	953,063
Southwestern Energy Co.†	1,351	54,824

		3,316,727

Oil Companies-Integrated — 1.6%
Chevron Corp.	9,549	1,234,113
Exxon Mobil Corp.	10,098	999,096
Hess Corp.	100	9,898
Marathon Oil Corp.	6,056	234,670
Phillips 66	12,815	1,039,425

		3,517,202

Oil Field Machinery & Equipment — 0.7%
National Oilwell Varco, Inc.	17,600	1,426,304

Oil Refining & Marketing — 0.5%
Marathon Petroleum Corp.	5,895	492,115
Tesoro Corp.	3,700	227,698
Valero Energy Corp.	5,070	257,556

		977,369

Oil-Field Services — 1.4%
Baker Hughes, Inc.	7,200	495,144
Halliburton Co.	5,800	400,142
Schlumberger, Ltd.	19,913	2,158,370

		3,053,656

Poultry — 0.2%
Pilgrim’s Pride Corp.	18,200	508,872

98

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Printing-Commercial — 0.1%
RR Donnelley & Sons Co.	16,500	$286,440

Publishing-Newspapers — 0.1%
Graham Holdings Co., Class B	435	298,301

Publishing-Periodicals — 0.0%
Time, Inc.†	187	4,507

Real Estate Investment Trusts — 0.5%
American Tower Corp.	5,000	471,950
Annaly Capital Management, Inc.	8,500	94,350
Extra Space Storage, Inc.	5,000	258,650
Hospitality Properties Trust	2,500	71,425
RLJ Lodging Trust	8,900	249,556

		1,145,931

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	2,900	89,436

Retail-Apparel/Shoe — 0.0%
Lululemon Athletica, Inc.†	2,200	84,634

Retail-Building Products — 0.6%
Home Depot, Inc.	7,427	600,473
Lowe’s Cos., Inc.	15,922	761,868

		1,362,341

Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	6,900	289,593

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,800	112,974

Retail-Discount — 0.1%
Costco Wholesale Corp.	1,613	189,592

Retail-Drug Store — 0.5%
CVS Caremark Corp.	12,879	983,440

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	6,009	320,220

Retail-Regional Department Stores — 0.4%
Dillard’s, Inc., Class A	4,300	512,646
Macy’s, Inc.	7,900	456,541

		969,187

Retail-Restaurants — 0.3%
Burger King Worldwide, Inc.	8,900	234,782
Starbucks Corp.	2,874	223,252
Yum! Brands, Inc.	4,069	282,389

		740,423

Savings & Loans/Thrifts — 0.0%
Washington Federal, Inc.	3,600	75,456

Schools — 0.2%
Apollo Education Group, Inc.†	15,800	441,294

Semiconductor Components-Integrated Circuits — 0.6%
Marvell Technology Group, Ltd.	17,100	228,114
QUALCOMM, Inc.	15,397	1,134,759

		1,362,873

Semiconductor Equipment — 1.1%
KLA-Tencor Corp.	16,745	1,197,100
Lam Research Corp.	15,555	1,088,850
Teradyne, Inc.	5,301	96,584

		2,382,534

Security Description	Shares/ Principal Amount	Value (Note 2)

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	900	$81,828

Steel-Producers — 0.2%
United States Steel Corp.	10,427	349,200

Telecom Services — 0.1%
Amdocs, Ltd.	5,300	240,302

Telephone-Integrated — 1.3%
AT&T, Inc.	16,900	601,471
CenturyLink, Inc.	8,834	346,646
Frontier Communications Corp.	33,000	216,150
Verizon Communications, Inc.	33,865	1,707,473

		2,871,740

Tobacco — 0.6%
Altria Group, Inc.	6,100	247,660
Lorillard, Inc.	8,400	508,032
Philip Morris International, Inc.	5,849	479,676

		1,235,368

Transport-Rail — 0.3%
CSX Corp.	16,725	500,412
Union Pacific Corp.	2,322	228,276

		728,688

Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	7,500	393,000

Web Portals/ISP — 1.4%
Google, Inc., Class A†	1,767	1,024,065
Google, Inc., Class C†	2,502	1,430,143
Yahoo!, Inc.†	16,000	572,960

		3,027,168

Total Common Stocks (cost $105,563,771)		127,401,984

ASSET BACKED SECURITIES — 10.8%
Diversified Financial Services — 10.8%
American Home Mtg. Assets LLC FRS Series 2006-2, Class 1A1 1.08% due 09/25/2046(1)	$71,497	52,215
Banc of America Commercial Mtg. Trust Series 2006-4, Class AM 5.68% due 07/10/2046(2)	155,000	168,056
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.73% due 05/10/2045(2)	270,000	287,950
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class AM 5.77% due 05/10/2045(2)	190,000	206,123
Banc of America Merril Lynch Commercial Mtg., Inc., VRS Series 2006-2, Class AJ 5.77% due 05/10/2045(2)	190,000	201,698
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-4, Class A5B 5.00% due 07/10/2045(2)	145,000	150,100
Banc of America Mtg. Trust FRS Series 2005-RP3, Class 1A2 2.65% due 07/25/2033(1)	116,317	117,353
Banc of America Mtg. Trust Series 2004-5, Class 3A2 4.75% due 06/25/2019(1)	14,296	14,704

99

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(2)	$340,000	$367,360
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class AM 5.24% due 12/11/2038(2)	55,000	59,638
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW11, Class A4 5.43% due 03/11/2039(2)	315,000	331,737
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW13, Class AM 5.58% due 09/11/2041(2)	155,000	167,669
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW12, Class A4 5.71% due 09/11/2038(2)	144,460	154,862
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class AM 5.71% due 06/11/2040(2)	285,000	314,318
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class AM 5.89% due 06/11/2050(2)	340,000	377,752
Bear Stearns Commercial Mtg. Securities Trust Series 2007-T28, Class AJ 5.96% due 09/11/2042(2)	260,000	284,211
CD 2005-CD1 Commercial Mortgage Trust Series 2005-CD1, Class C 5.23% due 07/15/2044(2)	105,000	108,779
CD 2007-CD4 Commercial Mortgage Trust Series 2007-CD4, Class AMFX 5.37% due 12/11/2049(2)	380,000	402,356
CD Commercial Mtg. Trust VRS Series 2007-CD5, Class AJ 6.12% due 11/15/2044(2)	100,000	110,065
CFC LLC Series 2014-2A, Class B 2.64% due 11/16/2020*	50,000	49,786
CFC LLC Series 2014-2A, Class C 3.24% due 11/16/2020*	70,000	69,679
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(2)	105,000	109,110
Citigroup Commercial Mtg. Trust Series 2006-C5, Class A4 5.43% due 10/15/2049(2)	205,000	221,084
Citigroup Mtg. Loan Trust FRS Series 2006-HE1, Class M1 0.49% due 01/25/2036	250,000	244,378
Citigroup Mtg. Loan Trust FRS Series 2003-HE3, Class A 0.54% due 12/25/2033	103,289	98,832
Citigroup Mtg. Loan Trust Series 2007-12 Class 2A1 6.50% due 10/25/2036*(1)	214,982	169,626

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class AM 5.35% due 01/15/2046(2)	$145,000	$153,284
Citigroup/Deutsche Bank Mtg. Trust VRS Series 2007-CD5, Class AM 6.12% due 11/15/2044(2)	265,000	297,089
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(1)	194,441	161,507
Colony American Homes 2014-1 FRS Series 2014-1A, Class A 1.40% due 05/17/2031*	99,546	100,084
Commercial Mtg. Pass Through Certs. FRS Series 2014-KYO, Class B 1.45% due 06/11/2027*(2)	440,000	440,049
Commercial Mtg. Trust Pass Through Certs. FRS Series 2011-FL1, Class A 2.18% due 07/17/2028*(2)	10,129	10,129
Commercial Mtg. Trust Pass Through Certs. FRS Series 2013-FL3, Class B 2.30% due 10/13/2028*(2)	160,000	161,299
Commercial Mtg. Trust Pass Through Certs. Series 2012-CR3, Class A3 2.82% due 10/15/2045(2)	185,000	181,555
Commercial Mtg. Trust Pass Through Certs. 2014-CR17, Class A5 3.98% due 05/10/2047(2)	140,000	146,769
Commercial Mtg. Trust Pass Through Certs. Series 2013-CR12, Class A4 4.05% due 10/10/2046(2)	55,000	58,178
Commercial Mtg. Trust Pass Through Certs. Series 2013-CR11, Class A4 4.26% due 10/10/2046(2)	225,000	242,161
Commercial Mtg. Trust Pass Through Certs. VRS Series 2005-GG3, Class B 4.89% due 08/10/2042(2)	220,000	223,155
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.36% due 07/20/2046(1)	381,082	281,206
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(1)	407,284	366,710
Countrywide Asset-Backed Certs. FRS Series 2005-5, Class M2 0.65% due 10/25/2035	173,896	171,827
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(1)	69,498	70,288
Credit Suisse Commercial Mtg. Trust Series 2006-C1, Class AJ 5.46% due 02/15/2039(2)	180,000	189,984

100

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR8, Class 2A1 2.45% due 09/25/2034(1)	$47,659	$47,906
Credit Suisse Mtg. Capital Pass Through Certs. VRS Series 2006-C1, Class A4 5.46% due 02/15/2039(2)	130,000	136,675
DBUBS Mtg. Trust Series 2011-LC3A, Class A2 3.64% due 08/10/2044(2)	150,000	156,785
First Franklin Mtg. Loan Trust FRS Series 2005-FF8, Class A2D 0.54% due 09/25/2035	42,789	42,557
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.01% due 06/25/2034	322,311	286,936
Greenwich Capital Commerical Funding Corp. VRS Series 2005-GG3, Class A4 4.80% due 08/10/2042(2)	94,021	94,640
GS Mtg. Securities Corp. II Series 2006-GG8, Class A4 5.56% due 11/10/2039(2)	385,000	415,341
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/2039(2)	780,000	843,979
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(2)	1,000,000	1,047,757
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.32% due 04/25/2036	338,972	244,913
GSAMP Trust FRS Series 2006-NC1, Class A2 0.34% due 02/25/2036	121,352	118,032
GSAMP Trust FRS Series 2005-SEA2, Class M1 0.67% due 01/25/2045*	65,000	61,235
JP Morgan Mortgage Trust Series S1, Class 1A7 5.00% due 09/25/2034(1)	393,231	409,670
JPMorgan Chase Commercial Mtg. Securities Trust Series 2005-LDP2, Class ASB 4.66% due 07/15/2042(2)	20,465	20,553
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2005-LDP1, Class B 5.22% due 03/15/2046(2)	200,000	203,605
JPMorgan Chase Commercial Mtg. Securities Trust Series 2006-LDP8, Class AM 5.44% due 05/15/2045(2)	330,000	356,079
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class A5 4.74% due 07/15/2030(2)	66,441	67,710
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(2)	355,000	378,077
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(1)	35,501	34,344

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Long Beach Mortgage Loan Trust FRS Series 2004-3, Class M1 1.01% due 07/25/2034	$185,039	$178,232
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(2)	120,000	123,204
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class AM 5.11% due 07/12/2038(2)	25,000	25,928
Merrill Lynch Mtg. Trust VRS Series 2005-CK11, Class A6 5.29% due 11/12/2037(2)	905,364	937,784
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.67% due 05/12/2039(2)	180,000	191,471
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A1A 5.84% due 06/12/2050(2)	359,837	387,079
Merrill Lynch/Countrywide Commercial Mtg. Trust Pass Through Certs. Series 2006-4, Class AM 5.20% due 12/12/2049(2)	175,000	188,123
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4 2.86% due 11/15/2045(2)	140,000	137,419
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(2)	55,000	54,067
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(2)	175,000	174,614
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class A5 3.89% due 06/15/2047(2)	110,000	114,588
Morgan Stanley Capital I Trust VRS Series 2006-T21, Class A4 5.16% due 10/12/2052(2)	280,000	292,106
Morgan Stanley Capital I Trust VRS Series 2005-HQ7, Class AJ 5.20% due 11/14/2042(2)	330,000	343,714
Morgan Stanley Capital I Trust Series 2006-HQ10, Class A4 5.33% due 11/12/2041(2)	142,819	153,397
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(2)	255,160	273,496
Morgan Stanley Capital I Trust Series 2006-HQ10, Class AM 5.36% due 11/12/2041(2)	355,000	383,860
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class A4 5.42% due 03/12/2044(2)	163,384	171,171
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class AM 5.46% due 03/12/2044(2)	105,000	111,505
Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AM 5.81% due 08/12/2041(2)	370,000	403,506

101

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AJ 5.81% due 08/12/2041(2)	$245,000	$265,371
Morgan Stanley Capital I Trust VRS Series 2007-IQ16, Class AM 6.09% due 12/12/2049(2)	475,000	533,123
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.80% due 08/12/2045*(2)	596,516	655,117
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 1.01% due 11/25/2034	102,534	98,279
Park Place Securities, Inc. FRS Series 2005-WHQ2, Class M1 0.58% due 05/25/2035	290,000	283,108
Park Place Securities, Inc. FRS Pass Through Certs. Series 2005-WHQ1, Class M2 0.66% due 03/25/2035	119,247	118,024
PFP III, Ltd. FRS Series 2014-1, Class A 1.32% due 06/14/2031*(2)	164,928	165,286
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.53% due 08/25/2035	257,990	232,897
Residential Asset Mtg. Products Trust FRS Series 2005-RS4, Class M1 0.59% due 04/25/2035	103,677	102,511
Santander Drive Auto Receivables Trust Series 2014-2, Class A2A 0.75% due 07/17/2017	555,000	555,050
Wachovia Bank Commercial Mtg. Trust Series 2005-C18, Class A4 4.94% due 04/15/2042(2)	80,000	80,796
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class AJ2 5.02% due 04/15/2042(2)	225,000	231,071
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C17, Class A4 5.08% due 03/15/2042(2)	110,425	111,647
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.24% due 10/15/2044(2)	74,957	77,812
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class B 5.24% due 10/15/2044(2)	200,000	205,748
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(2)	214,360	224,380
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A5 5.72% due 05/15/2043(2)	195,000	208,999
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A4 5.72% due 05/15/2043(2)	149,354	158,029

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C27, Class AM 5.80% due 07/15/2045(2)	$105,000	$113,381
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(2)	190,000	205,539
Washington Mutual Mtg. Pass Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(1)	125,741	97,549
Wells Fargo Home Equity Trust VRS Series 2004-2, Class AI6 5.00% due 10/25/2034	27,099	27,302
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR8, Class 1A1 2.61% due 06/25/2035(1)	295,092	301,105
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(1)	14,800	15,316
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(1)	148,712	146,985
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(2)	110,000	107,658
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(2)	105,000	110,079
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class A4 4.08% due 03/15/2046(2)	120,000	126,851

Total Asset Backed Securities (cost $23,923,167)		23,265,786

U.S. CORPORATE BONDS & NOTES — 9.5%
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	70,000	74,344

Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	20,000	20,102

Banks-Commercial — 0.4%
Barclays Bank PLC Senior Notes 3.75% due 05/15/2024	200,000	200,219
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	260,748
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	230,000	232,470
HSBC USA, Inc. Senior Notes 3.50% due 06/23/2024	140,000	139,926

		833,363

102

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional — 0.3%
Wachovia Bank NA FRS Sub. Notes 0.60% due 11/03/2014	$195,000	$195,076
Wells Fargo & Co. Senior Notes 3.68% due 06/15/2016	395,000	415,508
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	130,000	142,716

		753,300

Brewery — 0.1%
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	200,000	205,378

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 6.50% due 11/15/2022	185,000	194,250

Cable/Satellite TV — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	145,000	154,787
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	46,223
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	65,000	73,520
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	105,000	108,346
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	105,000	115,500

		498,376

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	150,000	172,500

Cellular Telecom — 0.0%
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	60,000	70,350

Chemicals-Specialty — 0.1%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	165,000	159,637
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	85,000	85,638

		245,275

Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	150,000	142,125

Security Description	Principal Amount	Value (Note 2)

Computers — 0.1%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	$100,000	$91,959
Apple, Inc. Senior Notes 4.45% due 05/06/2044	120,000	121,542

		213,501

Consumer Products-Misc. — 0.1%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/2018	50,000	51,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	140,000	142,800

		194,300

Data Processing/Management — 0.1%
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(3)	145,000	155,694
First Data Corp. Senior Sec. Notes 8.88% due 08/15/2020*	130,000	142,025

		297,719

Dialysis Centers — 0.1%
Fresenius Medical Care US Finance, Inc. Company Guar. Notes 5.75% due 02/15/2021*	100,000	107,750

Distribution/Wholesale — 0.1%
HD Supply, Inc. Senior Sec. Notes 8.13% due 04/15/2019	125,000	135,000

Diversified Banking Institutions — 1.2%
Bank of America Corp. Senior Notes 3.63% due 03/17/2016	135,000	140,716
Bank of America Corp. Senior Notes 3.75% due 07/12/2016	15,000	15,742
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	318,313
Bank of America Corp. Senior Notes 4.50% due 04/01/2015	60,000	61,564
Bank of America Corp. Senior Notes 4.88% due 04/01/2044	60,000	61,745
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	180,000	189,094
Citigroup, Inc. FRS Sub. Notes 0.50% due 06/09/2016	165,000	164,071
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	120,000	121,337
Citigroup, Inc. Senior Notes 4.95% due 11/07/2043	120,000	127,269

103

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	$25,000	$25,927
Citigroup, Inc. Senior Notes 6.38% due 08/12/2014	34,000	34,040
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	65,000	80,526
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	210,000	212,435
Goldman Sachs Group, Inc. Notes 2.63% due 01/31/2019	70,000	70,290
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	185,000	189,409
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/2015	115,000	117,384
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	120,000	119,579
Morgan Stanley Senior Notes 2.38% due 07/23/2019	130,000	128,905
Morgan Stanley Senior Notes 2.50% due 01/24/2019	85,000	85,442
Morgan Stanley Senior Notes 5.45% due 01/09/2017	120,000	131,396
Morgan Stanley Senior Notes 6.38% due 07/24/2042	155,000	195,114

		2,590,298

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	150,000	154,519
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	140,000	167,655

		322,174

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 4.13% due 10/09/2042	70,000	69,454
General Electric Co. Senior Notes 4.50% due 03/11/2044	100,000	104,236
General Electric Co. Senior Notes 5.25% due 12/06/2017	40,000	44,884

		218,574

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	50,000	48,767

Security Description	Principal Amount	Value (Note 2)

Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 06/01/2020	$150,000	$177,000

Electric-Integrated — 0.6%
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	115,000	112,837
Berkshire Hathaway Energy Co. Senior Notes 5.15% due 11/15/2043	70,000	78,565
Carolina Power & Light Co. 1st Mtg. Notes 4.10% due 03/15/2043	85,000	83,910
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	198,018
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	195,000	193,269
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/2021	65,000	69,115
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	100,000	101,281
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	120,000	116,536
Nisource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	50,000	50,612
NiSource Finance Corp. Company Guar. Notes 5.80% due 02/01/2042	25,000	28,463
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	85,000	90,887
PacifiCorp 1st. Mtg. Notes 2.95% due 02/01/2022	110,000	110,914
PPL Capital Funding, Inc. Company Guar. Notes 4.70% due 06/01/2043	35,000	36,053
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	105,331

		1,375,791

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	100,000	95,713
Oracle Corp. Senior Notes 4.50% due 07/08/2044	110,000	110,677

		206,390

Finance-Auto Loans — 0.3%
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	200,000	203,366

104

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans (continued)
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	$400,000	$415,163

		618,529

Food-Flour & Grain — 0.1%
Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	160,000	170,400

Food-Misc./Diversified — 0.1%
HJ Heinz Co. Sec. Notes 4.25% due 10/15/2020	135,000	134,156
Kraft Foods Group, Inc. Senior Notes 1.63% due 06/04/2015	85,000	85,776
Kraft Foods Group, Inc. Senior Notes 5.00% due 06/04/2042	65,000	69,351

		289,283

Food-Retail — 0.1%
Kroger Co. Senior Notes 5.15% due 08/01/2043	115,000	123,513

Gas-Distribution — 0.1%
Sempra Energy Senior Notes 2.88% due 10/01/2022	130,000	127,067

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	55,000	59,362
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	190,000	232,761

		292,123

Insurance-Multi-line — 0.1%
ING US, Inc. Company Guar. Notes 2.90% due 02/15/2018	145,000	149,390
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	43,638
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	111,428

		304,456

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 4.50% due 02/11/2043	90,000	91,571
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	19,209

		110,780

Investment Companies — 0.1%
CDP Financial, Inc. Senior Notes 3.15% due 07/24/2024*	250,000	247,757

Security Description	Principal Amount	Value (Note 2)

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 3.80% due 08/15/2042	$95,000	$87,905

Medical Products — 0.1%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	125,000	134,831

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.63% due 05/22/2024	145,000	145,277
Gilead Sciences, Inc. Senior Notes 4.80% due 04/01/2044	125,000	133,116

		278,393

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	85,000	83,084
GlaxoSmithKline Capital, Inc. Company Guar. Notes 4.20% due 03/18/2043	80,000	77,762
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	175,000	185,500

		346,346

Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	200,000	219,949

Medical-HMO — 0.1%
Cigna Corp. Senior Notes 5.38% due 02/15/2042	55,000	62,933
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	45,000	42,250
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	50,000	50,332
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	95,000	102,423

		257,938

Medical-Hospitals — 0.3%
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/2021	175,000	188,781
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	145,000	164,213
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	225,000	223,313
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	60,000	69,682

		645,989

105

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp. Senior Notes 2.70% due 12/15/2022	$86,000	$81,794
McKesson Corp. Senior Notes 4.88% due 03/15/2044	30,000	31,195

		112,989

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	50,000	54,496
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021	155,000	169,764
Time Warner, Inc. Company Guar. Notes 4.65% due 06/01/2044	155,000	150,795
Time Warner, Inc. Company Guar. Notes 4.75% due 03/29/2021	95,000	104,916
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	95,000	99,636

		579,607

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	85,000	98,480

Oil & Gas Drilling — 0.1%
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	120,000	124,762

Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	100,000	114,158
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	65,000	68,088
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	200,000	209,500
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	130,000	141,036
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	105,000	114,712

		647,494

Oil Companies-Integrated — 0.1%
Phillips 66 Company Guar. Notes 5.88% due 05/01/2042	115,000	135,376

Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	60,000	72,827

Security Description	Principal Amount	Value (Note 2)

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	$90,000	$89,090
Express Scripts Holding Co. Company Guar. Notes 4.75% due 11/15/2021	140,000	154,404

		243,494

Pipelines — 0.5%
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	150,000	151,405
DCP Midstream Operating LP Company Guar. Notes 5.60% due 04/01/2044	20,000	21,985
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	60,000	66,690
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	85,000	99,663
EnLink Midstream Partners LP Senior Notes 5.60% due 04/01/2044	60,000	66,406
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	30,000	30,989
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	60,000	69,807
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 03/01/2043	120,000	115,546
ONEOK Partners LP Company Guar. Notes 3.25% due 02/01/2016	70,000	72,472
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	85,000	97,873
Sunoco Logistics Partner Company Guar. Notes 5.30% due 04/01/2044	90,000	93,170
Williams Partners LP Senior Notes 4.90% due 01/15/2045	75,000	74,793
Williams Partners LP Senior Notes 5.40% due 03/04/2044	45,000	48,258

		1,009,057

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.75% due 08/01/2021*	160,000	164,000

Real Estate Investment Trusts — 0.2%
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	170,000	167,450
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	90,000	94,500
HCP, Inc. Senior Notes 5.38% due 02/01/2021	185,000	208,872

106

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Liberty Property LP Senior Notes 3.38% due 06/15/2023	$45,000	$43,518

		514,340

Rental Auto/Equipment — 0.1%
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	100,000	102,250
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	175,000	192,937

		295,187

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	120,000	133,800

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.88% due 02/15/2044	50,000	54,723

Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 4.00% due 04/11/2043	95,000	91,201
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	110,000	110,322

		201,523

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 5.75% due 05/15/2041	70,000	82,897
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	72,310	91,015

		173,912

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	120,000	127,800

Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 2.88% due 02/15/2023	120,000	115,145
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.30% due 02/15/2043	15,000	13,991

		129,136

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guaranteed Notes 6.50% due 03/01/2021	115,000	121,612
Goodyear Tire & Rubber Co. Company Guar. Notes 8.25% due 08/15/2020	45,000	48,600

		170,212

Security Description	Principal Amount	Value (Note 2)

Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	$270,000	$253,885
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	60,000	60,789
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	115,000	124,775
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	83,250
Verizon Communications, Inc. Senior Notes 2.45% due 11/01/2022	60,000	56,196
Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	100,000	103,214
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	75,000	65,916
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	125,000	136,075
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	155,000	192,202
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	95,000	119,306
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	190,000	204,963

		1,400,571

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	180,000	172,057
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	115,000	104,948
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	36,502
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	45,000	42,563
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	115,000	122,321

		478,391

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	70,000	69,326
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	114,438
Burlington Northern Santa Fe LLC Senior Notes 4.90% due 04/01/2044	55,000	58,443

		242,207

107

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	$75,000	$81,187

Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	85,000	87,125

Total U.S. Corporate Bonds & Notes (cost $19,998,828)		20,630,086

FOREIGN CORPORATE BONDS & NOTES — 3.0%
Banks-Commercial — 0.9%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	205,000	204,778
BPCE SA Company Guar. Notes 4.00% due 04/15/2024	250,000	252,890
BPCE SA Sub. Notes 5.70% due 10/22/2023*	200,000	217,680
Credit Agricole SA Senior Notes 3.88% due 04/15/2024*	250,000	251,748
HSBC Bank PLC Senior Notes 3.10% due 05/24/2016*	275,000	286,132
Intesa Sanpaolo SpA Company Guar. Notes 5.02% due 06/26/2024*	200,000	197,856
Skandinaviska Enskilda Banken AB Senior Notes 1.75% due 03/19/2018*	200,000	198,556
Skandinaviska Enskilda Banken AB Senior Notes 2.38% due 11/20/2018*	200,000	201,526
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	202,920

		2,014,086

Cellular Telecom — 0.1%
America Movil Sab de CV Company Guar. Notes 5.00% due 03/30/2020	100,000	109,630

Diversified Banking Institutions — 0.0%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	40,000	42,390

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	140,000	151,200

Diversified Minerals — 0.2%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 09/30/2043	30,000	33,139
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	130,000	139,425

Security Description	Principal Amount	Value (Note 2)

Diversified Minerals (continued)
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.25% due 10/25/2022*	$60,000	$61,014
Xstrata Finance Canada, Ltd. Company Guar. Notes 5.55% due 10/25/2042*	125,000	128,941

		362,519

Electric-Generation — 0.1%
Comision Federal de Electricidad Senior Notes 4.88% due 01/15/2024*	200,000	211,000

Electric-Integrated — 0.1%
Electricite de France Senior Notes 4.88% due 01/22/2044*	55,000	58,797
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	105,000	117,685

		176,482

Finance-Investment Banker/Broker — 0.2%
Banco BTG Pactual SA Senior Notes 4.00% due 01/16/2020*	400,000	387,000

Gold Mining — 0.0%
Barrick Gold Corp. Senior Notes 5.25% due 04/01/2042	40,000	38,408

Medical-Drugs — 0.1%
GlaxoSmithKline Capital PLC Company Guar. Notes 2.85% due 05/08/2022	115,000	112,747
Teva Pharmaceutical Finance Co., BV Company Guar. Notes 2.95% due 12/18/2022	125,000	119,818

		232,565

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044*	120,000	119,393

Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	35,000	34,367

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	125,000	126,250

Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	35,000	33,951

Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	180,000	180,842
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	155,000	151,464

108

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	$35,000	$37,981
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	100,000	104,500
Petrobras Global Finance BV Company Guar. Notes 3.25% due 03/17/2017	280,000	285,040
Petrobras International Finance Co. Company Guar. Bonds 5.75% due 01/20/2020	85,000	90,483
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024*	55,000	58,300
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	105,000	120,750
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/2041	160,000	185,600
Shell International Finance BV Company Guar. Notes 4.55% due 08/12/2043	100,000	104,940
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	85,000	97,771

		1,417,671

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	230,000	242,650

Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	150,000	158,250

Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Notes 2.25% due 03/06/2017*	235,000	239,751
Orange SA Senior Notes 5.50% due 02/06/2044	120,000	131,929
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	85,000	107,929

		479,609

Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	100,000	101,000

Total Foreign Corporate Bonds & Notes (cost $6,272,601)		6,438,421

FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
Sovereign — 0.8%
Dominican Republic Senior Notes 7.45% due 04/30/2044*	130,000	138,450

Security Description	Principal Amount	Value (Note 2)

Sovereign (continued)
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	$200,000	$208,000
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*	200,000	223,000
Republic of Croatia Senior Notes 6.75% due 11/05/2019*	140,000	155,925
Republic of Ecuador Senior Notes 7.95% due 06/20/2024*	200,000	208,500
Republic of Hungary Senior Notes 4.00% due 03/25/2019	300,000	308,391
Republic of Hungary Senior Notes 5.38% due 03/25/2024	210,000	222,075
Republic of Indonesia Senior Notes 6.75% due 01/15/2044*	210,000	250,688

Total Foreign Government Obligations (cost $1,638,905)		1,715,029

U.S. GOVERNMENT AGENCIES — 11.3%
Federal Home Loan Mtg. Corp. — 2.1%
2.06% due 06/01/2037 FRS	67,824	71,440
2.13% due 07/01/2037 FRS	17,514	18,596
2.24% due 06/01/2037 FRS	2,442	2,586
2.25% due 06/01/2037 FRS	5,684	5,922
2.50% due 12/01/2027	45,732	46,029
3.50% due 01/15/2040(1)	362,914	378,731
3.50% due 05/01/2042	114,482	116,593
3.50% due 08/01/2042	155,042	157,857
3.50% TBA due August 30	670,000	681,479
4.00% due 07/15/2037(1)	300,000	321,158
4.00% TBA due August 30	1,030,000	1,081,082
4.50% due 10/01/2019	55,360	58,427
4.50% TBA due August 30	730,000	785,052
5.00% due 03/01/2019	15,675	16,715
5.00% TBA due August 30	390,000	428,650
5.50% due 07/01/2034	64,111	71,536
Federal Home Loan Mtg. Corp. REMIC Series 4056, Class BI 3.00% due 05/15/2027(1)(4)	83,818	10,337
Series 4097, Class CI 3.00% due 08/15/2027(1)(4)	262,874	31,592
Series 4097, Class HI 3.00% due 08/15/2027(1)(4)	517,209	68,681
Series 4146, Class AI 3.00% due 12/15/2027(1)(4)	136,610	16,699
Series 4207, Class JI 3.00% due 05/15/2028(1)(4)	647,985	84,574
Series 4323, Class IW 3.50% due 04/15/2028(1)(4)	254,351	35,386
Series 3896, Class PA 4.00% due 03/15/2040(1)	91,468	97,299
Series 3777, Class NA 4.50% due 01/15/2039(1)	56,922	61,470

		4,647,891

Federal National Mtg. Assoc. — 6.7%
2.50% TBA due August 15	1,090,000	1,096,608
3.00% due 05/01/2027	62,243	64,324
3.00% due 06/01/2027	71,752	74,152

109

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.00% TBA due August 15	$1,030,000	$1,061,866
3.00% TBA due August 30	3,720,000	3,645,484
3.50% due 03/01/2042	44,736	45,626
3.50% due 08/01/2042	131,105	133,807
3.50% due 09/01/2042	81,372	82,990
3.50% due 10/01/2042	47,028	47,964
3.50% due 12/01/2042	174,699	178,173
3.50% TBA due August 30	1,240,000	1,263,386
3.50% TBA due August 15	570,000	600,718
4.00% due 12/01/2041	411,493	434,136
4.00% due 03/01/2042	353,544	372,330
4.00% due 12/01/2042	257,134	270,870
4.00% due 04/01/2043	63,557	67,051
4.00% TBA due August 15	70,000	74,041
4.00% TBA due August 30	560,000	588,772
4.00% TBA due September 30	250,000	262,103
4.50% due 09/01/2041	361,422	390,033
4.50% TBA due August 30	810,000	872,098
4.50% TBA due August 15	360,000	380,377
5.00% due 03/01/2018	23,153	24,435
5.00% due 04/01/2018	6,568	6,936
5.00% due 07/01/2018	19,405	20,481
5.00% due 08/01/2018	11,248	11,874
5.00% due 06/01/2019	21,756	23,220
5.00% due 09/01/2041	338,888	375,522
5.00% TBA due August 15	70,000	73,909
5.00% TBA due August 30	390,000	430,097
5.50% due 10/01/2017	41,229	43,724
5.50% due 11/01/2017	12,268	13,010
5.50% due 04/01/2037	226,798	253,863
5.50% TBA due August 30	520,000	576,420
6.00% due 08/01/2017	23,428	24,370
6.00% due 05/01/2038	86,718	97,578
6.50% due 10/01/2039	60,999	68,501
Federal National Mtg. Assoc. REMIC Series 2012-128, Class KI 3.00% due 11/25/2027(1)(4)	466,595	55,008
Series 2012-144, Class EI 3.00% due 01/25/2028(1)(4)	114,459	13,889
Series 2012-145, Class EI 3.00% due 01/25/2028(1)(4)	238,935	28,945
Series 2012-150, Class BI 3.00% due 01/25/2028(1)(4)	275,325	33,636
Series 2013-10, Class YI 3.00% due 02/25/2028(1)(4)	224,332	28,144
Series 2013-9, Class IO 3.00% due 02/25/2028(1)(4)	99,647	12,214
Series 2013-15, Class QI 3.00% due 03/25/2028(1)(4)	93,799	11,894
Series 2014-13, Class KI 3.50% due 03/25/2029(1)(4)	344,110	57,841
Series 2010-116, Class BI 5.00% due 08/25/2020(1)(4)	173,512	14,614
Series 2011-3, Class KA 5.00% due 04/25/2040(1)	64,955	69,999

		14,377,033

Government National Mtg. Assoc. — 2.4%
3.50% TBA due August 30	1,540,000	1,588,697
4.00% due 10/20/2040	69,171	73,491
4.00% due 11/20/2040	157,270	167,092
4.00% TBA due August 30	1,020,000	1,080,535
4.50% due 05/15/2039	84,395	91,938
4.50% due 07/15/2040	15,698	17,064

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
4.50% due 07/20/2040	$47,574	$51,872
4.50% due 10/20/2040	264,275	288,151
4.50% TBA due August 30	40,000	43,446
5.00% due 10/20/2039	209,561	232,041
5.00% due 07/20/2040	100,963	111,761
5.00% due 04/15/2041	264,156	292,000
5.50% due 01/15/2034	190,133	210,595
7.50% due 01/15/2032	55,189	67,125
Government National Mtg. Assoc. REMIC Series 2010-68, Class WA 3.00% due 12/16/2039(1)	134,536	138,900
Series 2011-52, Class LV 4.00% due 07/20/2034(1)	190,000	198,352
Series 2010-116, Class HB 4.00% due 09/20/2040(1)	360,000	381,532
Series 2010-73, Class CA 4.50% due 08/20/2035(1)	99,218	106,660
Series 2009-103, Class PD 4.50% due 03/20/2038(1)	80,000	85,662

		5,226,914

Tennessee Valley Authority — 0.1%
4.65% due 06/15/2035	248,000	278,413

Total U.S. Government Agencies (cost $24,548,033)		24,530,251

U.S. GOVERNMENT TREASURIES — 3.1%
United States Treasury Bonds — 1.0%
3.13% due 02/15/2043	845,000	817,274
3.38% due 05/15/2044	245,000	247,948
4.50% due 05/15/2038	357,000	435,261
5.38% due 02/15/2031	459,000	602,079

		2,102,562

United States Treasury Notes — 2.1%
0.63% due 12/15/2016	858,000	855,587
0.63% due 01/15/2024 TIPS	1,324,292	1,367,434
0.75% due 03/15/2017	580,000	578,369
0.75% due 12/31/2017	118,000	116,009
0.88% due 06/15/2017	435,000	433,641
0.88% due 07/15/2017	290,000	288,912
1.63% due 07/31/2019	565,000	561,292
2.13% due 01/31/2021	69,000	68,871
2.25% due 04/30/2021	250,000	250,801
2.50% due 05/15/2024	130,000	129,370

		4,650,286

Total U.S. Government Treasuries (cost $6,698,065)		6,752,848

MUNICIPAL BONDS & NOTES — 0.5%
New Jersey State Turnpike Authority Revenue Bonds 7.10% due 01/01/2041	110,000	154,479
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	110,000	159,776
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	282,888
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	122,707

110

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

MUNICIPAL BONDS & NOTES (continued)
State of California General Obligation Bonds 7.55% due 04/01/2039	$115,000	$170,883
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	90,000	87,754

Total Municipal Bonds & Notes (cost $920,481)		978,487

Total Long-Term Investment Securities (cost $189,563,851)		211,712,892

SHORT TERM INVESTMENTS — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.01% due 10/02/14(5) (cost $79,995)	80,000	79,998

REPURCHASE AGREEMENT — 9.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 07/31/2014, to be repurchased 08/01/2014 in the amount of $21,093,000 and collateralized by $23,345,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 having an approximate value of $21,517,087 (cost $21,093,000)	21,093,000	21,093,000

TOTAL INVESTMENTS (cost $210,736,846)(6)	107.7%	232,885,890
Liabilities in excess of other assets	(7.7)	(16,690,644)

NET ASSETS	100.0%	$216,195,246

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2014, the aggregate value of these securities was $8,452,997 representing 4.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(4)	Interest Only
(5)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 3 for cost of investments on a tax basis.

IO — Interest only

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2014	Unrealized Appreciation / (Depreciation)
17	Long	S&P 500 E-Mini Index	September 2014	$1,681,409	$1,636,080	$(45,329)
7	Long	U.S. Treasury Long Bonds	September 2014	953,874	961,844	7,970
6	Long	U.S. Treasury 2 Year Notes	September 2014	1,317,481	1,316,531	(950)
68	Long	U.S. Treasury 5 Year Notes	September 2014	8,112,296	8,080,844	(31,452)
7	Short	U.S. Treasury 10 Year Notes	September 2014	877,486	872,266	5,220
14	Short	U.S. Treasury Ultra Bonds	September 2014	2,119,659	2,111,813	7,846

						$(56,695)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks	$127,401,984	$—	$—	$127,401,984
Asset Backed Securities:
Diversified Financial Services	—	23,265,786	—	23,265,786
U.S. Corporate Bonds & Notes	—	20,630,086	—	20,630,086
Foreign Corporate Bonds & Notes	—	6,438,421	—	6,438,421
Foreign Government Obligations	—	1,715,029	—	1,715,029

111

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agencies:
Federal National Mtg. Assoc.	$—	$14,377,033	$—	$14,377,033
Other Government Agencies*	—	10,153,218	—	10,153,218
U.S. Government Treasuries	—	6,752,848	—	6,752,848
Municipal Bonds & Notes	—	978,487	—	978,487
Short-Term Investment Securities:
U.S. Government Treasuries	—	79,998	—	79,998
Repurchase Agreement	—	21,093,000	—	21,093,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	21,036	—	—	21,036

Total	$127,423,020	$105,483,906	$—	$232,906,926

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$77,731	$—	$—	$77,731

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

112

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Industry Allocation*

United States Treasury Notes	9.6%
Federal National Mtg. Assoc.	6.5
Medical-Drugs	5.6
Diversified Banking Institutions	5.2
Oil Companies-Integrated	3.5
United States Treasury Bonds	3.2
Time Deposits	3.1
Federal Home Loan Mtg. Corp.	2.9
Tobacco	2.9
Diversified Financial Services	2.9
Banks-Super Regional	2.7
Telephone-Integrated	2.4
Diversified Manufacturing Operations	2.4
Electric-Integrated	2.1
Food-Misc./Diversified	2.0
Oil Companies-Exploration & Production	1.9
Insurance-Multi-line	1.9
Government National Mtg. Assoc.	1.9
Multimedia	1.6
Cable/Satellite TV	1.6
Aerospace/Defense	1.5
Banks-Commercial	1.5
Computer Services	1.3
Auto/Truck Parts & Equipment-Original	1.2
Insurance-Property/Casualty	1.1
Electronic Components-Semiconductors	1.1
Banks-Fiduciary	1.1
Retail-Drug Store	1.1
Chemicals-Diversified	0.9
Commercial Paper	0.9
Real Estate Investment Trusts	0.8
Aerospace/Defense-Equipment	0.8
Retail-Regional Department Stores	0.8
Retail-Discount	0.8
Pipelines	0.8
Investment Management/Advisor Services	0.7
Instruments-Controls	0.7
Computers	0.7
Medical Instruments	0.7
Auto-Cars/Light Trucks	0.6
Enterprise Software/Service	0.6
Beverages-Wine/Spirits	0.6
Medical Products	0.5
Instruments-Scientific	0.5
Insurance-Life/Health	0.5
Cosmetics & Toiletries	0.5
Internet Content-Entertainment	0.5
Finance-Credit Card	0.5
Retail-Restaurants	0.5
Medical-Wholesale Drug Distribution	0.4
Transport-Services	0.4
Insurance Brokers	0.4
Cellular Telecom	0.4
Food-Retail	0.4
Oil Refining & Marketing	0.4
Oil & Gas Drilling	0.4
Metal-Iron	0.4
Web Portals/ISP	0.4
Insurance-Reinsurance	0.4
Sovereign	0.4
Advertising Agencies	0.3

Electronic Security Devices	0.3%
Pharmacy Services	0.3
Engines-Internal Combustion	0.3
Applications Software	0.3
Medical-Generic Drugs	0.3
Machinery-Construction & Mining	0.3
Transport-Rail	0.2
Data Processing/Management	0.2
Soap & Cleaning Preparation	0.2
Beverages-Non-alcoholic	0.2
Toys	0.2
Tools-Hand Held	0.2
Commercial Services-Finance	0.2
Metal-Diversified	0.2
Small Business Administration	0.2
Investment Companies	0.2
Brewery	0.2
Internet Security	0.2
U.S. Municipal Bonds & Notes	0.2
Casino Hotels	0.2
Retail-Office Supplies	0.2
Banks-Special Purpose	0.1
Rental Auto/Equipment	0.1
Apparel Manufacturers	0.1
Semiconductor Components-Integrated Circuits	0.1
Finance-Other Services	0.1
Engineering/R&D Services	0.1
Oil-Field Services	0.1
Retail-Auto Parts	0.1
Computers-Memory Devices	0.1
Fisheries	0.1
Electronic Components-Misc.	0.1
Retail-Apparel/Shoe	0.1
Airlines	0.1
Electric-Transmission	0.1
Metal-Copper	0.1
Containers-Metal/Glass	0.1
Retail-Building Products	0.1
Industrial Gases	0.1
Broadcast Services/Program	0.1
Independent Power Producers	0.1
Electric-Distribution	0.1
Containers-Paper/Plastic	0.1
Metal Processors & Fabrication	0.1
Hotels/Motels	0.1
Medical-HMO	0.1
Insurance-Mutual	0.1
SupraNational Banks	0.1
Banks-Mortgage	0.1
Sovereign Agency	0.1

102.1%

*	Calculated as a percentage of net assets

113

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 59.3%
Advertising Agencies — 0.3%
Omnicom Group, Inc.	30,354	$2,124,476

Aerospace/Defense — 1.4%
General Dynamics Corp.	7,412	865,499
Lockheed Martin Corp.	35,606	5,945,134
Northrop Grumman Corp.	15,489	1,909,329

		8,719,962

Aerospace/Defense-Equipment — 0.8%
United Technologies Corp.	46,453	4,884,533

Airlines — 0.1%
Copa Holdings SA, Class A	4,175	634,057

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	9,472	925,509

Applications Software — 0.3%
Microsoft Corp.	44,730	1,930,547

Auto-Cars/Light Trucks — 0.4%
General Motors Co.	73,401	2,482,422

Auto/Truck Parts & Equipment-Original — 1.2%
Delphi Automotive PLC	36,709	2,452,161
Johnson Controls, Inc.	58,239	2,751,210
Magna International, Inc.	20,991	2,254,172

		7,457,543

Banks-Commercial — 0.5%
BB&T Corp.	28,426	1,052,331
BOC Hong Kong Holdings, Ltd.(1)	127,500	401,586
Mizuho Financial Group, Inc.(1)	462,000	899,591
Sumitomo Mitsui Financial Group, Inc.(1)	16,300	667,301

		3,020,809

Banks-Fiduciary — 1.1%
Bank of New York Mellon Corp.	111,449	4,350,969
State Street Corp.	36,865	2,596,771

		6,947,740

Banks-Super Regional — 2.3%
PNC Financial Services Group, Inc.	18,719	1,545,441
SunTrust Banks, Inc.	14,432	549,138
US Bancorp	50,758	2,133,359
Wells Fargo & Co.	205,864	10,478,477

		14,706,415

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	18,787	738,141
Dr Pepper Snapple Group, Inc.	11,429	671,568

		1,409,709

Beverages-Wine/Spirits — 0.5%
Diageo PLC(1)	95,892	2,884,602

Cable/Satellite TV — 1.5%
Comcast Corp., Special Class A	111,207	5,946,238
Time Warner Cable, Inc.	25,671	3,724,862

		9,671,100

Casino Hotels — 0.2%
Wynn Resorts, Ltd.	4,580	976,456

Cellular Telecom — 0.1%
Vodafone Group PLC(1)	219,173	729,775

Security Description	Shares	Value (Note 2)

Chemicals-Diversified — 0.9%
Celanese Corp., Series A	13,285	$773,320
FMC Corp.	6,778	442,061
LyondellBasell Industries NV, Class A	8,997	955,931
PPG Industries, Inc.	18,000	3,570,480

		5,741,792

Coatings/Paint — 0.0%
Valspar Corp.	1,604	120,380

Commercial Services-Finance — 0.2%
McGraw Hill Financial, Inc.	6,566	526,724
Moody’s Corp.	4,632	402,984
Western Union Co.	20,851	364,267

		1,293,975

Computer Services — 1.3%
Accenture PLC, Class A	52,966	4,199,145
International Business Machines Corp.	21,808	4,179,939

		8,379,084

Computers — 0.7%
Apple, Inc.	10,548	1,008,073
Hewlett-Packard Co.	93,156	3,317,285

		4,325,358

Computers-Memory Devices — 0.1%
EMC Corp.	23,460	687,378

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	13,202	614,553

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	8,216	543,571

Cosmetics & Toiletries — 0.5%
Procter & Gamble Co.	41,645	3,219,991

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	10,849	611,883
Fiserv, Inc.†	13,228	815,771

		1,427,654

Diversified Banking Institutions — 3.7%
Bank of America Corp.	100,543	1,533,281
Citigroup, Inc.	19,749	965,924
Goldman Sachs Group, Inc.	27,658	4,781,239
HSBC Holdings PLC(1)	73,951	791,669
JPMorgan Chase & Co.	252,663	14,571,075
Morgan Stanley	32,630	1,055,254

		23,698,442

Diversified Manufacturing Operations — 2.3%
3M Co.	34,284	4,830,273
Danaher Corp.	60,646	4,480,527
Eaton Corp. PLC	28,308	1,922,679
Illinois Tool Works, Inc.	18,479	1,522,115
Pentair PLC	13,404	858,794
Siemens AG(1)	7,866	973,130

		14,587,518

Electric-Integrated — 1.5%
American Electric Power Co., Inc.	30,275	1,573,997
Duke Energy Corp.	13,223	953,775
E.ON SE(1)	62,631	1,184,722
Edison International	7,366	403,657
GDF Suez(1)	55,159	1,413,166

114

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electric-Integrated (continued)
PG&E Corp.	25,161	$1,123,942
PPL Corp.	71,951	2,373,663
Public Service Enterprise Group, Inc.	18,422	647,902

		9,674,824

Electronic Components-Misc. — 0.1%
Hoya Corp.(1)	20,600	669,717

Electronic Components-Semiconductors — 1.1%
Broadcom Corp., Class A	71,448	2,733,600
Intel Corp.	24,540	831,661
Microchip Technology, Inc.	64,201	2,890,329
Texas Instruments, Inc.	13,927	644,124

		7,099,714

Electronic Security Devices — 0.3%
Tyco International, Ltd.	46,221	1,994,436

Engineering/R&D Services — 0.1%
Fluor Corp.	7,469	544,266

Engines-Internal Combustion — 0.3%
Cummins, Inc.	14,279	1,990,350

Enterprise Software/Service — 0.6%
CA, Inc.	25,657	740,974
Oracle Corp.	76,228	3,078,849

		3,819,823

Finance-Credit Card — 0.5%
American Express Co.	8,250	726,000
Discover Financial Services	13,345	814,846
Visa, Inc., Class A	7,452	1,572,446

		3,113,292

Finance-Other Services — 0.1%
NASDAQ OMX Group, Inc.	19,117	806,546

Fisheries — 0.1%
Marine Harvest ASA(1)	50,023	681,715

Food-Misc./Diversified — 1.8%
Danone SA(1)	24,313	1,755,979
General Mills, Inc.	75,790	3,800,869
Ingredion, Inc.	7,237	532,860
Kellogg Co.	5,925	354,493
Kraft Foods Group, Inc.	3,778	202,444
Mondelez International, Inc., Class A	20,536	739,296
Nestle SA(1)	52,668	3,909,867

		11,295,808

Food-Retail — 0.4%
Kroger Co.	53,531	2,621,948

Hotel/Motels — 0.1%
Hilton Worldwide Holdings, Inc.†	20,307	491,632

Independent Power Producers — 0.1%
NRG Energy, Inc.	18,622	576,537

Industrial Gases — 0.1%
Praxair, Inc.	4,727	605,718

Instruments-Controls — 0.7%
Honeywell International, Inc.	49,671	4,561,288

Instruments-Scientific — 0.5%
Thermo Fisher Scientific, Inc.	27,903	3,390,214

Security Description	Shares	Value (Note 2)

Insurance Brokers — 0.3%
Aon PLC	25,305	$2,134,730

Insurance-Life/Health — 0.5%
Prudential Financial, Inc.	38,190	3,321,384

Insurance-Multi-line — 1.9%
ACE, Ltd.	34,448	3,448,245
Delta Lloyd NV(1)	55,675	1,282,027
MetLife, Inc.	113,565	5,973,519
Zurich Insurance Group AG(1)	5,118	1,487,850

		12,191,641

Insurance-Property/Casualty — 0.9%
Chubb Corp.	10,013	868,227
Travelers Cos., Inc.	51,802	4,639,387

		5,507,614

Insurance-Reinsurance — 0.4%
Everest Re Group, Ltd.	6,065	945,594
Validus Holdings, Ltd.	41,062	1,499,995

		2,445,589

Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	43,386	3,151,993

Internet Security — 0.2%
Symantec Corp.	41,457	980,873

Investment Management/Advisor Services — 0.7%
BlackRock, Inc.	6,706	2,043,519
Franklin Resources, Inc.	49,451	2,677,772

		4,721,291

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	3,747	377,510

Medical Instruments — 0.7%
Medtronic, Inc.	36,728	2,267,587
St Jude Medical, Inc.	33,415	2,178,324

		4,445,911

Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	2,102	128,432

Medical Products — 0.3%
Covidien PLC	22,712	1,964,815

Medical-Drugs — 5.4%
Abbott Laboratories	78,159	3,292,057
Bayer AG(1)	5,968	790,376
Bristol-Myers Squibb Co.	63,426	3,210,624
Eli Lilly & Co.	32,924	2,010,339
GlaxoSmithKline PLC(1)	66,358	1,601,690
Johnson & Johnson	90,632	9,071,357
Merck & Co., Inc.	52,430	2,974,878
Novartis AG(1)	4,635	404,586
Pfizer, Inc.	312,684	8,974,031
Roche Holding AG(1)	1,326	385,234
Valeant Pharmaceuticals International, Inc.†	7,074	830,417
Zoetis, Inc.	22,467	739,389

		34,284,978

Medical-Generic Drugs — 0.2%
Actavis PLC†	4,670	1,000,594

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	9,797	753,487

115

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical-Wholesale Drug Distribution (continued)
Cardinal Health, Inc.	29,503	$2,113,890

		2,867,377

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	2,319	530,587

Metal-Diversified — 0.1%
Rio Tinto PLC(1)	11,697	668,595

Metal-Iron — 0.2%
Vale SA ADR	78,811	1,130,938

Multimedia — 1.3%
Time Warner, Inc.	36,156	3,001,671
Twenty-First Century Fox, Inc., Class A	29,046	920,177
Viacom, Inc., Class B	12,284	1,015,518
Walt Disney Co.	41,589	3,571,664

		8,509,030

Oil & Gas Drilling — 0.4%
Ensco PLC, Class A	44,293	2,243,440

Oil Companies-Exploration & Production — 1.7%
Anadarko Petroleum Corp.	17,443	1,863,785
Apache Corp.	22,408	2,300,405
Canadian Natural Resources, Ltd.	16,405	715,258
EOG Resources, Inc.	5,196	568,650
EQT Corp.	10,244	961,092
Noble Energy, Inc.	27,950	1,858,396
Occidental Petroleum Corp.	29,316	2,864,466

		11,132,052

Oil Companies-Integrated — 2.6%
Chevron Corp.	43,264	5,591,440
Exxon Mobil Corp.	91,701	9,072,897
Royal Dutch Shell PLC, Class A(1)	50,243	2,066,024

		16,730,361

Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	10,375	866,105
Valero Energy Corp.	33,635	1,708,658

		2,574,763

Oil-Field Services — 0.1%
Schlumberger, Ltd.	6,520	706,703

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	28,594	1,991,572

Pipelines — 0.3%
Williams Cos., Inc.	30,416	1,722,458

Publishing-Periodicals — 0.0%
Time, Inc.†	1,486	35,813

Real Estate Investment Trusts — 0.4%
Annaly Capital Management, Inc.	35,170	390,387
Corio NV(1)	13,640	723,813
Digital Realty Trust, Inc.	3,070	197,677
EPR Properties	9,363	504,666
Medical Properties Trust, Inc.	25,209	339,313
Starwood Property Trust, Inc.	28,149	664,316

		2,820,172

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	5,790	701,227

Security Description	Shares	Value (Note 2)

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	4,734	$299,615

Retail-Discount — 0.5%
Target Corp.	53,277	3,174,776

Retail-Drug Store — 1.1%
CVS Caremark Corp.	81,674	6,236,627
Walgreen Co.	9,570	658,129

		6,894,756

Retail-Office Supplies — 0.2%
Staples, Inc.	82,321	954,100

Retail-Regional Department Stores — 0.8%
Kohl’s Corp.	51,055	2,733,484
Macy’s, Inc.	39,730	2,295,997

		5,029,481

Retail-Restaurants — 0.5%
McDonald’s Corp.	19,871	1,879,002
Yum! Brands, Inc.	15,042	1,043,915

		2,922,917

Semiconductor Components-Integrated Circuits — 0.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	43,326	866,520

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(1)	8,637	762,180

Telephone-Integrated — 2.0%
AT&T, Inc.	29,979	1,066,953
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	160,479	299,583
CenturyLink, Inc.	28,507	1,118,615
Frontier Communications Corp.	376,801	2,468,046
TDC A/S(1)	103,863	1,047,938
Telecom Italia SpA RSP(1)	581,866	542,798
Telefonica Brasil SA ADR	26,952	543,083
Verizon Communications, Inc.	108,650	5,478,133
Windstream Holdings, Inc.	40,458	463,649

		13,028,798

Tobacco — 2.7%
Altria Group, Inc.	53,581	2,175,389
Imperial Tobacco Group PLC(1)	6,150	266,361
Japan Tobacco, Inc.(1)	30,400	1,060,697
Lorillard, Inc.	67,600	4,088,448
Philip Morris International, Inc.	118,624	9,728,354

		17,319,249

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	15,274	1,335,711

Toys — 0.2%
Hasbro, Inc.	21,094	1,053,856
Mattel, Inc.	9,914	351,204

		1,405,060

Transport-Rail — 0.2%
Canadian National Railway Co.	13,721	917,112
Union Pacific Corp.	6,694	658,087

		1,575,199

Transport-Services — 0.4%
United Parcel Service, Inc., Class B	28,967	2,812,406

116

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount			Value (Note 2)

COMMON STOCKS (continued)
Web Portals/ISP — 0.3%
Google, Inc., Class A†			1,603	$929,018
Google, Inc., Class C†			1,603	916,275

				1,845,293

Total Common Stocks (cost $271,047,267)				379,331,683

CONVERTIBLE PREFERRED SECURITY — 0.0%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp.† 7.50% (cost $161,111)			3,200	189,824

PREFERRED SECURITIES — 0.5%
Electric-Integrated — 0.1%
Cia Energetica de Minas Gerais†		BRL	119,671	974,247

Metal-Iron — 0.2%
Vale SA†		BRL	108,200	1,389,252

Oil Companies-Integrated — 0.2%
Petroleo Brasileiro SA ADR			59,234	996,316

Total Preferred Securities (cost $2,904,128)				3,359,815

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Commercial — 0.3%
Banco Bradesco SA 6.75% due 09/29/2019*†			392,000	440,020
BBVA Bancomer SA 6.75% due 09/30/2022*†			510,000	578,850
BPCE SA FRS 12.50% due 09/30/2019*†			593,000	813,893

				1,832,763

Banks-Super Regional — 0.1%
Wells Fargo & Co. FRS Series S 5.90% due 06/15/2024†			364,000	380,198

Diversified Banking Institutions — 0.1%
BNP Paribas SA FRS 7.20% due 06/25/2037*†			400,000	462,500

Diversified Financial Services — 0.1%
ZFS Finance USA Trust V FRS 6.50% due 05/09/2037*†			474,000	508,365

Insurance-Multi-line — 0.0%
Allstate Corp. VRS 5.75% due 08/15/2053†			194,000	208,671

Insurance-Property/Casualty — 0.1%
Chubb Corp. FRS 6.38% due 03/29/2067†			940,000	1,036,350

Total Preferred Securities/Capital Securities (cost $3,969,117)				4,428,847

ASSET BACKED SECURITIES — 2.0%
Diversified Financial Services — 2.0%
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.75% due 12/28/2040*(2)	$		502,267	312,353

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/2035*(3)	$1,769	$1,818
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.71% due 06/10/2017(4)	700,000	774,026
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(4)	500,000	540,605
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(4)	1,116,407	1,225,033
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	347,000	348,147
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	229,761	219,370
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/2039(4)	1,725,000	1,848,474
GS Mtg. Securities Trust VRS Series 2007-GG10, Class A4 5.80% due 08/10/2045(4)	2,005,701	2,210,848
JPMorgan Chase Commercial Mtg. Securities Trust Series 2005-LDP2, Class AM 4.78% due 07/15/2042(4)	765,000	786,129
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class AM 4.95% due 09/12/2037(4)	800,000	829,308
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2006-LDP6, Class A4 5.48% due 04/15/2043(4)	163,247	172,333
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 5.81% due 05/15/2017(4)	550,000	600,769
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD12, Class A3 6.14% due 02/15/2051(4)	159,164	158,942
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(4)	1,323,511	1,450,366
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 0.94% due 11/15/2030*(4)(5)	856,894	22,503
Race Point IV CLO, Ltd. FRS Series 2007-4A, Class A1A 0.44% due 08/01/2021*(6)	386,385	383,240
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	507,431	413,016

117

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wachovia Bank Commercial Mtg. Trust VRS Series 2007, Class A3 5.75% due 06/15/2049(4)	$707,737	$771,104

Total Asset Backed Securities (cost $12,998,497)		13,068,384

U.S. CORPORATE BONDS & NOTES — 6.7%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	444,000	462,524

Auto-Cars/Light Trucks — 0.1%
Toyota Motor Credit Corp. Senior Notes 3.20% due 06/17/2015	390,000	399,980
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/2021	550,000	570,377

		970,357

Banks-Commercial — 0.1%
Discover Bank Senior Notes 4.20% due 08/08/2023	320,000	333,757

Banks-Super Regional — 0.3%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	720,000	792,592
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	600,000	659,893
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	271,000	273,218
US Bancorp Senior Notes 3.70% due 01/30/2024	483,000	498,273

		2,223,976

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	996,939

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.88% due 04/01/2043	380,000	379,857

Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	620,000	609,188

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	240,000	265,498
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	454,000	528,462

		793,960

Security Description	Principal Amount	Value (Note 2)

Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	$228,000	$209,667

Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	820,782
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	1,282,000	1,312,177
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	563,012
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	460,000	465,126
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	598,000	601,024
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	772,000	844,940
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	800,000	786,506
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	182,000	181,016
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	901,384
Morgan Stanley Senior Notes 3.88% due 04/29/2024	665,000	670,289
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,270,000	1,468,894

		8,615,150

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 2.30% due 01/14/2019	470,000	476,431
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	345,000	342,060

		818,491

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	590,000	576,143

Electric-Integrated — 0.5%
Berkshire Hathaway Energy Co. Senior Notes 3.75% due 11/15/2023	410,000	420,137
Entergy Louisiana LLC Sec. Notes 8.09% due 01/02/2017	81,305	81,118
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	166,000	214,329

118

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Pacific Gas & Electric Co. Senior Notes 4.60% due 06/15/2043	$530,000	$551,456
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	527,741
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	195,194
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	673,982
PSEG Power LLC Company Guar. Notes 5.32% due 09/15/2016	414,000	449,825

		3,113,782

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	631,673

Engineering/R&D Services — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	191,000	188,753

Food-Confectionery — 0.0%
WM Wrigley Jr. Co. Senior Notes 2.40% due 10/21/2018*	150,000	151,849

Food-Misc./Diversified — 0.2%
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	321,000	312,586
Kraft Foods Group, Inc. Senior Notes 3.50% due 06/06/2022	256,000	260,992
Kraft Foods Group, Inc. Senior Notes 5.00% due 06/04/2042	410,000	437,446

		1,011,024

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	626,162

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	350,000	359,903

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.70% due 03/13/2023	630,000	607,120

Medical Products — 0.2%
CareFusion Corp. Senior Notes 6.38% due 08/01/2019	720,000	837,011

Security Description	Principal Amount	Value (Note 2)

Medical Products (continued)
Hospira, Inc. Senior Notes 6.05% due 03/30/2017	$555,000	$610,442

		1,447,453

Medical-Biomedical/Gene — 0.0%
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	190,000	194,768

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	1,140,000	1,145,980

Medical-HMO — 0.1%
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	375,000	371,283

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	630,000	623,791

21st Century Fox America, Inc. Company Guar. Bonds 8.50% due 02/23/2025	664,000	874,839
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	700,000	1,021,203

		1,896,042

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 3.25% due 04/15/2022	263,000	268,838
Apache Corp. Senior Notes 4.75% due 04/15/2043	200,000	205,918
EOG Resources, Inc. Senior Bonds 2.63% due 03/15/2023	189,000	180,653

		655,409

Pipelines — 0.5%
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	708,000	887,174
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	346,000	341,116
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	270,000	288,711
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	664,832
Kinder Morgan Energy Partners LP Senior Notes 4.15% due 02/01/2024	520,000	519,754
Kinder Morgan Energy Partners LP Senior Bonds 7.40% due 03/15/2031	110,000	139,083

119

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/2032	$212,000	$273,644

		3,114,314

Real Estate Investment Trusts — 0.4%
American Tower Trust I Senior Sec. Notes 3.07% due 03/15/2023*	630,000	617,961
Boston Properties LP Senior Notes 5.00% due 06/01/2015	147,000	152,234
ERP Operating LP Senior Notes 4.63% due 12/15/2021	553,000	607,709
ERP Operating LP Senior Notes 5.38% due 08/01/2016	160,000	173,965
HCP, Inc. Senior Notes 5.38% due 02/01/2021	460,000	519,357
Simon Property Group LP Senior Notes 5.88% due 03/01/2017	673,000	746,831

		2,818,057

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	934,322

Retail-Apparel/Shoe — 0.1%
Gap, Inc. Senior Notes 5.95% due 04/12/2021	380,000	436,124
Limited Brands, Inc. Senior Notes 5.25% due 11/01/2014	222,000	223,110

		659,234

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	380,000	394,935
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	173,000	215,080

		610,015

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	1,503,000	1,733,218

Telephone-Integrated — 0.4%
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	774,000	959,768
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	1,070,000	1,343,760

		2,303,528

Security Description	Principal Amount	Value (Note 2)

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	$640,000	$611,759

Total U.S. Corporate Bonds & Notes (cost $39,548,111)		42,799,448

FOREIGN CORPORATE BONDS & NOTES — 3.2%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	532,000	546,529

Banks-Commercial — 0.6%
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	567,023
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Bond 4.10% due 09/09/2023*	530,000	564,093
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	460,000	515,775
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	440,000	486,200
ING Bank NV Senior Notes 3.75% due 03/07/2017*	514,000	544,141
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	659,000	735,333
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/2015*	300,000	309,024
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	202,921

		3,924,510

Banks-Mortgage — 0.1%
Achmea Hypotheekbank NV Government Guar. Notes 3.20% due 11/03/2014*	347,000	349,481

Banks-Special Purpose — 0.1%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 4.88% due 06/17/2019	840,000	957,544

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.63% due 04/29/2023	640,000	610,910

Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	201,000	200,148

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	982,000	1,158,664

120

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	$423,000	$478,861
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	200,000	212,426
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	155,000	157,932

		849,219

Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*(2)	561,000	562,908

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,061,998

Machinery-Construction & Mining — 0.2%
Atlas Copco AB Senior Bonds 5.60% due 05/22/2017*	900,000	994,054

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	780,000	797,931

Metal-Diversified — 0.1%
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	570,000	584,357

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.75% due 11/04/2020*	260,000	268,677

Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	317,000	307,499

Oil Companies-Exploration & Production — 0.1%
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	630,000	635,851
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Sec. Notes 5.83% due 09/30/2016*	237,440	251,983

		887,834

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	211,696
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	584,714
Petro-Canada Senior Notes 6.05% due 05/15/2018	1,075,000	1,234,877

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 3.13% due 01/23/2019*(2)	$229,000	$235,481
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/2019	491,000	598,283
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	768,000	774,661
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	580,000	600,160

		4,239,872

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	663,630

SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 1.13% due 03/15/2017	353,000	354,324

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*	639,000	636,090

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	673,601

Total Foreign Corporate Bonds & Notes (cost $19,506,986)		20,629,780

U.S. GOVERNMENT AGENCIES — 12.3%
Federal Home Loan Mtg. Corp. — 3.5%
3.00% due 03/01/2043	1,133,279	1,112,545
3.00% due 04/01/2043	1,183,571	1,165,347
3.00% due 05/01/2043	1,051,507	1,035,533
3.50% due 02/01/2042	570,888	582,543
3.50% due 04/01/2042	342,834	350,258
3.50% due 12/01/2042	938,682	958,138
3.50% due 04/01/2043	252,427	257,660
3.50% due 07/01/2043	347,643	353,954
3.50% due 08/01/2043	595,675	606,489
4.00% due 11/01/2040	897,843	943,332
4.00% due 01/01/2041	1,235,831	1,298,445
4.00% due 11/01/2043	1,016,284	1,067,775
4.00% due August TBA	1,791,000	1,879,822
4.50% due 08/01/2018	82,675	87,256
4.50% due 11/01/2018	160,053	168,921
4.50% due 01/01/2019	44,206	46,656
4.50% due 03/01/2019	11,875	12,533
4.50% due 08/01/2019	7,608	8,030
4.50% due 02/01/2020	13,797	14,643
4.50% due 08/01/2024	370,703	397,700
4.50% due 04/01/2035	61,219	66,163
4.50% due 07/01/2039	457,274	491,977
4.50% due 09/01/2039	179,583	193,220
4.50% due 10/01/2039	108,308	116,525
5.00% due 03/01/2018	47,063	49,651
5.00% due 05/01/2018	38,038	40,130
5.00% due 09/01/2018	47,228	49,933

121

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 02/01/2019	$59,709	$63,004
5.00% due 09/01/2033	239,626	264,207
5.00% due 03/01/2034	109,577	121,485
5.00% due 04/01/2034	41,150	45,371
5.00% due 08/01/2035	68,723	75,792
5.00% due 10/01/2035	128,500	142,294
5.00% due 11/01/2035	492,411	542,805
5.00% due 12/01/2036	82,241	90,686
5.00% due 07/01/2039	647,700	711,491
5.50% due 01/01/2019	86,773	92,014
5.50% due 04/01/2019	6,961	7,382
5.50% due 06/01/2019	5,768	6,117
5.50% due 07/01/2019	16,489	17,485
5.50% due 10/01/2024	62,913	69,714
5.50% due 06/01/2025	91,322	101,198
5.50% due 07/01/2025	51,725	57,308
5.50% due 08/01/2025	75,051	83,169
5.50% due 09/01/2025	50,980	56,601
5.50% due 12/01/2033	134,721	152,169
5.50% due 01/01/2034	217,623	243,026
5.50% due 04/01/2034	47,411	53,124
5.50% due 11/01/2034	27,844	31,088
5.50% due 05/01/2035	25,067	27,895
5.50% due 09/01/2035	56,661	63,269
5.50% due 10/01/2035	46,896	52,384
6.00% due 04/01/2016	2,061	2,115
6.00% due 04/01/2017	12,421	12,979
6.00% due 07/01/2017	8,229	8,502
6.00% due 10/01/2017	10,859	11,263
6.00% due 08/01/2019	71,934	76,401
6.00% due 09/01/2019	4,885	5,168
6.00% due 11/01/2019	32,575	34,371
6.00% due 05/01/2021	19,991	21,383
6.00% due 10/01/2021	67,565	72,368
6.00% due 02/01/2023	93,651	104,936
6.00% due 12/01/2025	33,363	37,390
6.00% due 02/01/2026	28,796	32,266
6.00% due 04/01/2034	66,133	74,904
6.00% due 07/01/2034	104,400	118,260
6.00% due 08/01/2034	266,556	302,438
6.00% due 09/01/2034	14,930	16,729
6.00% due 07/01/2035	75,140	85,304
6.00% due 08/01/2035	56,926	64,506
6.00% due 11/01/2035	130,422	147,963
6.00% due 03/01/2036	59,775	67,678
6.00% due 07/01/2036	37,239	42,192
6.00% due 10/01/2036	85,700	97,319
6.00% due 01/01/2037	109,349	123,614
6.00% due 03/01/2037	17,572	19,690
6.00% due 05/01/2037	123,919	139,919
6.00% due 06/01/2037	103,133	116,581
6.50% due 05/01/2034	17,346	19,622
6.50% due 06/01/2034	50,272	57,214
6.50% due 08/01/2034	136,765	154,133
6.50% due 10/01/2034	63,827	72,856
6.50% due 11/01/2034	1,526	1,720
6.50% due 05/01/2037	71,194	80,235
6.50% due 07/01/2037	65,779	74,133
Federal House Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K712, Class A2 1.87% due 11/25/2019(4)	225,000	221,858

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Series K705, Class A2 2.30% due 09/25/2018(4)	$107,530	$109,412
Series K704, Class A2 2.41% due 08/25/2018(4)	279,000	285,555
Series K025, Class A2 2.68% due 10/25/2022(4)	200,000	198,482
Series K714, Class A2 3.03% due 10/25/2020 VRS(4)	165,000	171,133
Series K702, Class A2 3.15% due 02/25/2018(4)	71,000	74,695
Series K029, Class A2 3.32% due 02/25/2023 VRS(4)	118,000	122,156
Series K035, Class A2 3.46% due 08/25/2023 VRS(4)	523,000	544,739
Series K009, Class A2 3.81% due 08/25/2020(4)	700,000	754,734
Series K701, Class A2 3.88% due 11/25/2017 VRS(4)	197,389	211,848
Series K004, Class A2 4.19% due 08/25/2019(4)	101,332	110,938
Series K003, Class A5 5.09% due 03/25/2019(4)	793,000	894,530

		22,522,489

Federal National Mtg. Assoc. — 6.6%
2.41% due 05/01/2023	107,848	104,937
2.50% due 02/01/2028	271,750	274,404
2.50% due 05/01/2028	165,233	166,846
2.55% due 05/01/2023	98,968	97,295
2.59% due 05/01/2023	101,053	99,592
3.00% due 03/01/2027	115,334	119,191
3.00% due 04/01/2027	348,093	359,733
3.00% due August TBA	2,600,000	2,680,437
3.50% due 11/01/2041	78,514	80,251
3.50% due 01/01/2042	678,717	693,863
3.50% due 04/01/2043	790,955	806,685
3.50% due 05/01/2043	1,622,115	1,654,376
3.50% due 06/01/2043	511,649	521,824
3.50% due 07/01/2043	1,288,736	1,314,366
3.50% due 09/01/2043	1,974,647	2,013,918
3.80% due 02/01/2018	85,648	91,677
3.85% due 07/01/2018	100,813	107,808
4.00% due 02/01/2041	158,850	167,180
4.00% due August TBA	9,190,000	9,662,172
4.50% due 04/01/2018	40,096	42,357
4.50% due 06/01/2018	58,967	62,331
4.50% due 07/01/2018	31,141	32,912
4.50% due 03/01/2019	57,489	60,772
4.50% due 04/01/2020	85,899	90,916
4.50% due 07/01/2020	24,765	26,191
4.50% due 08/01/2033	259,213	279,954
4.50% due 03/01/2034	790,696	857,176
4.50% due 02/01/2041	284,496	308,621
4.50% due 04/01/2041	333,213	361,266
4.50% due 04/01/2044	2,776,000	2,997,337
4.60% due 09/01/2019	82,078	90,618
4.88% due 03/01/2020	89,805	98,089
4.94% due 08/01/2015	200,000	204,761
5.00% due 02/01/2018	181,065	191,152
5.00% due 12/01/2018	126,624	135,139
5.00% due 07/01/2019	49,221	52,540
5.00% due 11/01/2019	74,099	78,813
5.00% due 03/01/2020	30,528	32,497

122

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.00% due 07/01/2020	$38,467	$40,630
5.00% due 08/01/2020	27,173	29,198
5.00% due 12/01/2020	87,509	94,016
5.00% due 11/01/2033	126,255	139,532
5.00% due 03/01/2034	100,020	110,549
5.00% due 05/01/2034	42,250	46,691
5.00% due 08/01/2034	42,863	47,368
5.00% due 09/01/2034	116,420	128,678
5.00% due 06/01/2035	189,547	209,430
5.00% due 07/01/2035	408,055	450,885
5.00% due 08/01/2035	90,356	99,822
5.00% due 09/01/2035	67,109	74,184
5.00% due 10/01/2035	359,821	397,413
5.00% due 10/01/2039	157,866	175,372
5.00% due 11/01/2039	182,766	203,547
5.00% due 11/01/2040	99,227	109,888
5.00% due 01/01/2041	57,780	64,270
5.00% due 03/01/2041	76,032	84,540
5.18% due 08/01/2014	7,279	7,286
5.27% due 12/01/2016	314,230	340,647
5.37% due 05/01/2018	503,287	564,618
5.50% due 11/01/2017	50,382	53,429
5.50% due 01/01/2018	86,326	91,548
5.50% due 02/01/2018	45,576	48,334
5.50% due 07/01/2019	99,317	105,793
5.50% due 08/01/2019	25,739	27,556
5.50% due 09/01/2019	106,436	113,846
5.50% due 01/01/2021	76,611	84,033
5.50% due 03/01/2021	28,501	31,269
5.50% due 05/01/2022	39,848	43,656
5.50% due 02/01/2033	115,338	129,128
5.50% due 06/01/2033	143,087	159,935
5.50% due 07/01/2033	496,410	555,210
5.50% due 11/01/2033	172,340	192,895
5.50% due 12/01/2033	27,042	29,941
5.50% due 01/01/2034	142,581	159,534
5.50% due 02/01/2034	266,178	297,681
5.50% due 03/01/2034	44,608	50,071
5.50% due 04/01/2034	62,034	69,365
5.50% due 05/01/2034	309,764	347,380
5.50% due 06/01/2034	20,793	23,243
5.50% due 07/01/2034	329,852	368,659
5.50% due 09/01/2034	529,988	591,691
5.50% due 10/01/2034	831,543	928,847
5.50% due 11/01/2034	729,577	816,387
5.50% due 12/01/2034	310,222	346,728
5.50% due 01/01/2035	473,235	528,926
5.50% due 04/01/2035	55,677	62,126
5.50% due 09/01/2035	241,967	271,169
5.50% due 06/01/2036	105,809	117,538
5.50% due 03/01/2037	81,911	90,692
5.73% due 07/01/2016	164,230	176,994
6.00% due 01/01/2017	7,928	8,200
6.00% due 02/01/2017	44,921	46,907
6.00% due 08/01/2017	32,036	33,566
6.00% due 03/01/2018	10,944	11,515
6.00% due 11/01/2018	88,453	92,989
6.00% due 01/01/2021	39,596	42,325
6.00% due 05/01/2021	19,313	20,922
6.00% due 07/01/2021	83,561	90,329
6.00% due 11/01/2025	41,742	47,206
6.00% due 04/01/2034	153,043	171,778

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
6.00% due 05/01/2034	$161,915	$182,035
6.00% due 06/01/2034	449,111	508,733
6.00% due 07/01/2034	220,213	248,963
6.00% due 08/01/2034	167,135	188,284
6.00% due 10/01/2034	274,483	310,102
6.00% due 11/01/2034	23,146	26,140
6.00% due 12/01/2034	17,200	19,373
6.00% due 08/01/2035	52,250	59,073
6.00% due 09/01/2035	137,167	154,655
6.00% due 10/01/2035	110,107	125,054
6.00% due 11/01/2035	20,900	23,454
6.00% due 12/01/2035	268,983	304,350
6.00% due 02/01/2036	172,203	193,992
6.00% due 03/01/2036	14,595	16,480
6.00% due 04/01/2036	61,069	68,828
6.00% due 06/01/2036	38,696	43,533
6.00% due 12/01/2036	49,813	56,058
6.00% due 07/01/2037	88,774	99,618
6.50% due 06/01/2031	53,776	60,389
6.50% due 07/01/2031	8,291	9,326
6.50% due 09/01/2031	43,986	50,036
6.50% due 02/01/2032	16,348	18,384
6.50% due 07/01/2032	145,110	166,335
6.50% due 08/01/2032	116,451	134,220
6.50% due 01/01/2033	75,622	87,759
6.50% due 04/01/2034	19,600	22,010
6.50% due 06/01/2034	21,081	23,858
6.50% due 08/01/2034	144,432	164,148
6.50% due 05/01/2036	69,456	77,998
6.50% due 01/01/2037	32,304	36,277
6.50% due 02/01/2037	187,932	212,167
6.50% due 05/01/2037	83,514	93,785
6.50% due 07/01/2037	76,125	85,487
Federal National Mtg. Assoc. Series 2011-M7, Class A 2 2.58% due 09/25/2018(4)	412,000	423,662

		42,212,468

Government National Mtg. Assoc. — 1.9%
3.00% due 02/15/2043	430,772	431,843
3.00% due 06/20/2043	908,480	912,775
3.00% due 07/20/2043	418,232	420,210
3.50% due 12/15/2041	267,852	277,553
3.50% due 02/15/2042	162,251	167,386
3.50% due 06/20/2043	1,284,316	1,327,386
3.50% due 07/20/2043	1,461,522	1,510,535
4.00% due 01/20/2041	1,230,270	1,306,872
4.00% due 02/20/2041	303,159	321,993
4.00% due 04/20/2041	227,686	241,799
4.00% due 02/20/2042	352,106	373,691
4.50% due 07/20/2033	17,510	19,189
4.50% due 09/20/2033	141,248	154,788
4.50% due 12/20/2034	62,263	68,194
4.50% due 11/15/2039	423,892	459,797
4.50% due 03/15/2040	342,558	374,943
4.50% due 04/15/2040	507,129	550,032
4.50% due 06/15/2040	184,042	200,535
4.50% due 01/20/2041	306,452	334,075
4.50% due August TBA	667,000	724,466
5.00% due 07/20/2033	29,504	32,729
5.00% due 06/15/2034	133,077	146,473
5.00% due 10/15/2034	58,924	64,856
5.50% due 11/15/2032	154,787	172,441

123

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.50% due 05/15/2033	$404,588	$451,365
5.50% due 12/15/2033	149,657	169,140
5.50% due 10/15/2035	5,615	6,281
6.00% due 09/15/2032	114,090	131,904
6.00% due 04/15/2033	169,265	195,629
6.00% due 02/15/2034	139,027	159,689
6.00% due 07/15/2034	70,212	81,125
6.00% due 09/15/2034	26,695	30,025
6.00% due 01/20/2035	36,242	41,214
6.00% due 02/20/2035	48,345	55,037
6.00% due 04/20/2035	26,910	30,461
6.00% due 01/15/2038	201,302	228,828

		12,175,259

Small Business Administration — 0.2%
Series 2003-20G, Class 1 4.35% due 07/01/2023	34,855	36,721
Series 2004-20D, Class 1 4.77% due 04/01/2024	115,553	122,421
Series 2005-20C, Class 1 4.95% due 03/01/2025	322,841	346,863
Series 2004-20I, Class 1 4.99% due 09/01/2024	196,896	212,510
Series 2004-20E, Class 1 5.18% due 05/01/2024	195,713	211,271
Series 2004-20F, Class 1 5.52% due 06/01/2024	241,306	263,043

		1,192,829

Sovereign Agency — 0.1%
Financing Corp. Sec. Notes 9.65% due 11/02/2018	235,000	311,260

Total U.S. Government Agencies (cost $75,947,205)		78,414,305

U.S. GOVERNMENT TREASURIES — 12.8%
United States Treasury Bonds — 3.2%
4.50% due 08/15/2039	13,442,400	16,437,528
5.00% due 05/15/2037	16,000	20,820
5.25% due 02/15/2029	1,000	1,279
5.38% due 02/15/2031	439,000	575,845
6.00% due 02/15/2026	170,000	226,312
6.25% due 08/15/2023	128,000	167,760
6.75% due 08/15/2026	377,000	534,280
8.00% due 11/15/2021	318,000	441,821
8.50% due 02/15/2020	1,341,000	1,810,245

		20,215,890

United States Treasury Notes — 9.6%
0.38% due 02/15/2016	5,037,700	5,041,831
0.88% due 12/31/2016	17,547,000	17,590,868
2.13% due 05/31/2015	12,631,000	12,840,700
2.63% due 02/29/2016	505,000	523,247
3.13% due 05/15/2019	3,511,000	3,738,393
3.13% due 05/15/2021	11,094,000	11,762,236
3.50% due 05/15/2020	1,809,000	1,964,037
3.75% due 11/15/2018	6,163,000	6,726,335
4.13% due 05/15/2015	1,220,000	1,258,506

		61,446,153

Total U.S. Government Treasuries (cost $79,686,260)		81,662,043

Security Description	Principal Amount	Value (Note 2)

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,617)	$675,000	$980,444

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	785,000	820,149
Republic of Iceland Notes 4.88% due 06/16/2016*	610,000	637,655
Republic of Peru Senior Notes 7.35% due 07/21/2025	102,000	134,640
United Mexican States Senior Notes 4.75% due 03/08/2044	849,000	851,123

Total Foreign Government Obligations (cost $2,361,091)		2,443,567

Total Long-Term Investment Securities (cost $508,832,390)		627,308,140

SHORT-TERM INVESTMENT SECURITIES — 4.0%
Commercial Paper — 0.9%
HSBC Americas, Inc. 0.05% due 08/01/2014	5,590,000	5,590,000

Time Deposits — 3.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2014	20,070,000	20,070,000

Total Short-Term Investment Securities (cost $25,660,000)		25,660,000

TOTAL INVESTMENTS (cost $534,492,390)(7)	102.1%	652,968,140
Liabilities in excess of other assets	(2.1)	(13,633,707)

NET ASSETS	100.0%	$639,334,433

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2014, the aggregate value of these securities was $17,394,032 representing 2.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at July 31, 2014. The aggregate value of these securities was $30,352,572 representing 4.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At July 31, 2014, the aggregate value of these securities was $1,110,742 representing 0.2% of net assets.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	Collateralized Loan Obligation
(7)	See Note 3 for cost of investments on a tax basis.

124

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

ADR — American Depository Receipt

FHLMC — Federal Home Loan Mtg. Corp.

RSP — Risparmio Savings Shares

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks - Commercial	$1,052,331	$1,968,478	$—	$3,020,809
Beverages-Wine/Spirits	—	2,884,602	—	2,884,602
Cellular Telecom	—	729,775	—	729,775
Diversified Banking Institutions	22,906,773	791,669	—	23,698,442
Diversified Manufacturing Operations	13,614,388	973,130	—	14,587,518
Electric-Integrated	7,076,936	2,597,888	—	9,674,824
Electronic Components-Misc.	—	669,717	—	669,717
Fisheries	—	681,715	—	681,715
Food-Misc./Diversified	5,629,962	5,665,846	—	11,295,808
Insurance-Multi-line	9,421,764	2,769,877	—	12,191,641
Medical-Drugs	31,103,092	3,181,886	—	34,284,978
Metal-Diversified	—	668,595	—	668,595
Oil Companies-Integrated	14,664,337	2,066,024	—	16,730,361
Real Estate Investment Trusts	2,096,359	723,813	—	2,820,172
Soap & Cleaning Preparation	—	762,180	—	762,180
Telephone-Integrated	11,138,479	1,890,319	—	13,028,798
Tobacco	15,992,191	1,327,058	—	17,319,249
Other Industries*	214,282,499	—	—	214,282,499
Convertible Preferred Securities	189,824	—	—	189,824
Preferred Securities	3,359,815	—	—	3,359,815
Preferred Securities/Capital Securities	—	4,428,847	—	4,428,847
Asset Backed Securities	—	13,068,384	—	13,068,384
U.S. Corporate Bonds & Notes	—	42,799,448	—	42,799,448
Foreign Corporate Bonds & Notes	—	20,629,780	—	20,629,780
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	42,212,468	—	42,212,468
Other U.S. Government Agencies*	—	36,201,837	—	36,201,837
U.S. Government Treasuries:
United States Treasury Bonds	—	20,215,890	—	20,215,890
United States Treasury Notes	—	61,446,153	—	61,446,153
Municipal Bonds & Notes	—	980,444	—	980,444
Foreign Government Obligations	—	2,443,567	—	2,443,567
Short-Term Investment Securities:
Commercial Paper	—	5,590,000	—	5,590,000
Time Deposits	—	20,070,000	—	20,070,000

Total	$352,528,750	$300,439,390	$—	$652,968,140

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

125

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	43.7%
Domestic Fixed Income Investment Companies	22.6
United States Treasury Notes	14.7
International Equity Investment Companies	13.4
Registered Investment Companies	2.1
United States Treasury Bonds	1.3
International Fixed Income Investment Companies	0.8

98.6%

*	Calculated as a percentage of net assets

126

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio††

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 80.5%
Domestic Equity Investment Companies — 43.7%
Anchor Series Trust Capital Appreciation Portfolio, Class 1	2,538,169	$131,087,238
Anchor Series Trust Growth and Income Portfolio, Class 1	10,845,879	128,827,485
Anchor Series Trust Growth Portfolio, Class 1	8,521,246	256,654,623
Anchor Series Trust Natural Resources Portfolio, Class 1	2,322,865	59,888,364
Seasons Series Trust Focus Growth Portfolio, Class 1	6,456,734	79,008,253
Seasons Series Trust Focus Value Portfolio, Class 1	7,525,660	125,724,409
Seasons Series Trust Large Cap Growth Portfolio, Class 1	5,644,881	80,207,635
Seasons Series Trust Large Cap Value Portfolio, Class 1	15,373,066	254,372,811
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	3,699,504	63,119,582
Seasons Series Trust Mid Cap Value Portfolio, Class 1	3,582,822	73,528,050
Seasons Series Trust Small Cap Portfolio, Class 1†	5,556,581	75,242,318
Seasons Series Trust Stock Portfolio, Class 1	11,065,489	261,262,605
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1†	3,092,836	47,387,405
SunAmerica Series Trust Blue Chip Growth, Class 1	19,857,795	198,336,718
SunAmerica Series Trust Equity Index Portfolio, Class 1	34,789,343	579,728,079
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1†	3,398,821	85,277,439
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	6,099,940	59,754,870
SunAmerica Series Trust Growth-Income Portfolio, Class 1	8,188,324	255,539,071
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	14,898,809	317,883,679
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1†	3,623,718	65,933,599
SunAmerica Series Trust Real Estate Portfolio, Class 1	3,604,941	59,957,046
SunAmerica Series Trust Small Company Value Portfolio, Class 1	4,947,435	124,824,284

		3,383,545,563

Domestic Fixed Income Investment Companies — 22.6%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	16,410,923	248,690,934
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	35,980,161	423,772,971
Seasons Series Trust Real Return Portfolio, Class 1	11,514,052	114,473,475
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	30,089,319	419,992,882
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	19,149,475	119,889,733
SunAmerica Series Trust Total Return Bond Portfolio, Class 1	47,097,530	423,356,496

		1,750,176,491

Security Description	Shares/ Principal Amount	Value (Note 2)
International Equity Investment Companies — 13.4%
Seasons Series Trust International Equity Portfolio, Class 1	26,335,525	$241,777,739
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	21,185,788	173,124,219
SunAmerica Series Trust Foreign Value Portfolio, Class 1	17,979,968	310,528,196
SunAmerica Series Trust Global Equities Portfolio, Class 1	13,389,979	252,351,369
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	5,632,256	60,456,422

		1,038,237,945

International Fixed Income Investment Companies — 0.8%
SunAmerica Series Trust Global Bond Portfolio, Class 1	5,258,600	61,024,208

Total Affiliated Registered Investment Companies (cost $5,635,167,797)		6,232,984,207

U.S. GOVERNMENT TREASURIES — 16.0%
United States Treasury Bonds — 1.3%
6.25% due 08/15/2023	$18,078,000	23,693,479
7.13% due 02/15/2023	11,415,000	15,617,147
7.25% due 08/15/2022	11,294,000	15,403,073
7.63% due 11/15/2022	6,627,000	9,278,317
8.00% due 11/15/2021	20,679,800	28,731,997
8.13% due 08/15/2021	5,100,000	7,087,806

		99,811,819

United States Treasury Notes — 14.7%
1.63% due 08/15/2022	50,214,000	47,463,980
1.63% due 11/15/2022	80,585,400	75,832,151
1.75% due 05/15/2022	61,670,000	59,044,215
1.75% due 05/15/2023	133,136,000	125,553,505
2.00% due 11/15/2021	93,440,600	91,717,742
2.00% due 02/15/2022	69,192,000	67,727,067
2.00% due 02/15/2023	116,328,000	112,429,151
2.13% due 08/15/2021	88,111,000	87,498,364
2.50% due 08/15/2023	102,282,000	102,449,845
2.50% due 05/15/2024	101,127,000	100,637,141
2.75% due 11/15/2023	131,706,000	134,432,709
2.75% due 02/15/2024	132,665,000	135,152,469

		1,139,938,339

Total U.S. Government Treasuries (cost $1,241,614,761)		1,239,750,158

Total Long-Term Investment Securities (cost $6,876,782,558)		7,472,734,365

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Registered Investment Companies — 2.1%
AllianceBernstein Government STIF Portfolio (cost $163,617,184)	163,617,184	163,617,184

TOTAL INVESTMENTS (cost $7,040,399,742)(1)	98.6%	7,636,351,549
Other assets less liabilities	1.4	105,190,287

NET ASSETS	100.0%	$7,741,541,836

127

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio††

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

†	Non-income producing security
††	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

STIF — Short Term Index Fund

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2014	Unrealized Appreciation (Depreciation)
18,586	Long	S&P 500 E-Mini Index	September 2014	$1,817,469,088	$1,788,716,640	$(28,752,448)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$3,383,545,563	$—	$—	$3,383,545,563
Domestic Fixed Income Investment Companies	1,750,176,491	—	—	1,750,176,491
International Equity Investment Companies	1,038,237,945	—	—	1,038,237,945
International Fixed Income Investment Companies .	61,024,208	—	—	61,024,208
U.S. Government Treasuries:
United States Treasury Bonds	—	99,811,819	—	99,811,819
United States Treasury Notes	—	1,139,938,339	—	1,139,938,339
Short-Term Investment Securities:
Registered Investment Companies	163,617,184	—	—	163,617,184

Total	$6,396,601,391	$1,239,750,158	$—	$7,636,351,549

LIABILITIES:
Other Financial Instruments: @
Open Futures Contracts - Depreciation	$28,752,448	$—	$—	$28,752,448

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

128

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio††

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	54.2%
United States Treasury Notes	14.5
Domestic Fixed Income Investment Companies	13.8
International Equity Investment Companies	11.0
Registered Investment Companies	2.8
International Fixed Income Investment Companies	1.5
United States Treasury Bonds	1.2

99.0%

*	Calculated as a percentage of net assets

129

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio††

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 80.5%
Domestic Equity Investment Companies — 54.2%
Seasons Series Trust Focus Value Portfolio, Class 1	5,508,620	$92,027,549
Seasons Series Trust Large Cap Growth Portfolio, Class 1	6,146,408	87,333,778
Seasons Series Trust Large Cap Value Portfolio, Class 1	14,016,999	231,934,428
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	1,783,853	30,435,451
Seasons Series Trust Mid Cap Value Portfolio, Class 1	3,016,219	61,900,002
Seasons Series Trust Small Cap Portfolio, Class 1†	2,197,515	29,756,810
SunAmerica Series Trust Alliance Growth Portfolio, Class 1	1,723,230	63,605,427
SunAmerica Series Trust Davis Venture Value Portfolio, Class 1	5,193,713	153,005,133
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	6,929,013	91,729,263
SunAmerica Series Trust Equity Index Portfolio, Class 1	20,551,568	342,470,429
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	5,138,589	93,569,572
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	1,424,856	13,957,855
SunAmerica Series Trust Growth-Income Portfolio, Class 1	4,924,917	153,695,523
SunAmerica Series Trust Marsico Focused Growth Portfolio, Class 1	9,490,539	126,413,184
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	10,059,725	214,636,098
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1†	1,725,713	31,399,368
SunAmerica Series Trust Real Estate Portfolio, Class 1	3,655,904	60,804,652
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	2,691,007	61,499,030
SunAmerica Series Trust Small Company Value Portfolio, Class 1	3,532,763	89,131,962

		2,029,305,514

Domestic Fixed Income Investment Companies — 13.8%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	5,544,951	84,028,115
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	4,778,287	56,278,484
Seasons Series Trust Real Return Portfolio, Class 1	3,060,944	30,432,109
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	8,448,264	117,922,607
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	9,489,074	59,408,547
SunAmerica Series Trust Total Return Bond Portfolio, Class 1	18,931,873	170,177,323

		518,247,185

International Equity Investment Companies — 11.0%
Seasons Series Trust International Equity Portfolio, Class 1	9,038,662	82,980,966
SunAmerica Series Trust Foreign Value Portfolio, Class 1	8,667,761	149,699,057
SunAmerica Series Trust Global Equities Portfolio, Class 1	4,868,916	91,760,991

Security Description	Shares/ Principal Amount	Value (Note 2)

International Equity Investment Companies (continued)
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	8,232,048	$88,362,503

		412,803,517

International Fixed Income Investment Companies — 1.5%
SunAmerica Series Trust Global Bond Portfolio, Class 1	4,882,496	56,659,655

Total Affiliated Registered Investment Companies (cost $2,786,284,308)		3,017,015,871

U.S. GOVERNMENT TREASURIES — 15.7%
United States Treasury Bonds — 1.2%
6.25% due 08/15/2023	$8,403,000	11,013,182
7.13% due 02/15/2023	4,701,000	6,431,555
7.25% due 08/15/2022	4,973,000	6,782,317
7.63% due 11/15/2022	3,076,000	4,306,640
8.00% due 11/15/2021	9,183,900	12,759,881
8.13% due 08/15/2021	2,646,000	3,677,321

		44,970,896

United States Treasury Notes — 14.5%
1.63% due 08/15/2022	24,080,500	22,761,707
1.63% due 11/15/2022	38,093,000	35,846,122
1.75% due 05/15/2022	28,400,000	27,190,785
1.75% due 05/15/2023	62,968,000	59,381,783
2.00% due 11/15/2021	45,108,700	44,276,986
2.00% due 02/15/2022	33,022,000	32,322,858
2.00% due 02/15/2023	54,772,000	52,936,262
2.13% due 08/15/2021	44,110,800	43,804,098
2.50% due 08/15/2023	48,928,000	49,008,291
2.50% due 05/15/2024	48,820,000	48,583,516
2.75% due 11/15/2023	61,840,000	63,120,274
2.75% due 02/15/2024	62,808,000	63,985,650

		543,218,332

Total U.S. Government Treasuries (cost $585,753,232)		588,189,228

Total Long-Term Investment Securities (cost $3,372,037,540)		3,605,205,099

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Registered Investment Companies — 2.8%
AllianceBernstein Government STIF Portfolio (cost $106,579,840)	106,579,840	106,579,840

TOTAL INVESTMENTS (cost $3,478,617,380)(1)	99.0%	3,711,784,939
Other assets less liabilities	1.0	35,928,322

NET ASSETS	100.0%	$3,747,713,261

†	Non-income producing security
††	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

130

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio††

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

STIF- Short-Term Index Fund

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2014	Unrealized Appreciation (Depreciation)
5,866	Long	S&P 500 E-Mini Index	September 2014	$576,319,301	$564,543,840	$(11,775,461)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$2,029,305,514	$—	$—	$2,029,305,514
Domestic Fixed Income Investment Companies	518,247,185	—	—	518,247,185
International Equity Investment Companies	412,803,517	—	—	412,803,517
International Fixed Income Investment Companies	56,659,655	—	—	56,659,655
U.S. Government Treasuries:
United State Treasury Bonds	—	44,970,896	—	44,970,896
United State Treasury Notes	—	543,218,332	—	543,218,332
Short-Term Investment Securities:
Registered Investment Companies	106,579,840	—	—	106,579,840

Total	$3,123,595,711	$588,189,228	$—	$3,711,784,939

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$11,775,461	$—	$—	$11,775,461

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

131

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

United States Treasury Notes	34.8%
U.S. Government Agencies	34.5
Repurchase Agreements	20.6
U.S. Government Treasuries	2.7
Federal Home Loan Mtg. Corp.	1.5
Federal National Mtg. Assoc.	0.6
Banks-Commercial	0.5
Telephone-Integrated	0.4
United States Treasury Bonds	0.3
Commercial Paper	0.3
Auto-Cars/Light Trucks	0.3
Electric-Integrated	0.2
Computers	0.2
Banks-Super Regional	0.1
Finance-Auto Loans	0.1
Finance-Leasing Companies	0.1
Enterprise Software/Service	0.1
Insurance-Multi-line	0.1
Insurance-Life/Health	0.1
Diversified Financial Services	0.1
Tobacco	0.1
Transport-Equipment & Leasing	0.1
Pipelines	0.1
Real Estate Investment Trusts	0.1
Oil Companies-Exploration & Production	0.1
Medical-Wholesale Drug Distribution	0.1
Medical-Drugs	0.1
Insurance-Mutual	0.1
Commercial Services-Finance	0.1

98.5%

Credit Quality#†

Aaa	92.9%
Aa	1.3
A	2.5
Baa	3.1
Not Rated@	0.2

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

132

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 0.1%
Diversified Financial Services — 0.1%
Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A2 0.43% due 02/15/2017	$100,000	$99,969
SLM Private Credit Student Loan Trust FRS Series 2006-B, Class A4 0.41% due 03/15/2024	90,305	89,664

Total Asset Backed Securities (cost $187,985)		189,633

U.S. CORPORATE BONDS & NOTES — 2.4%
Auto-Cars/Light Trucks — 0.1%
Toyota Motor Credit Corp. FRS Senior Notes 0.52% due 05/17/2016	100,000	100,321

Banks-Commercial — 0.1%
Manufacturers & Traders Trust Co. Senior Notes 2.25% due 07/25/2019	250,000	248,175

Banks-Super Regional — 0.1%
Bank of America NA FRS Senior Notes 0.64% due 05/08/2017	250,000	250,000

Commercial Services-Finance — 0.1%
Total System Services, Inc. Senior Notes 3.75% due 06/01/2023	100,000	97,419

Computers — 0.2%
Apple, Inc. FRS Senior Notes 0.52% due 05/06/2019	200,000	199,719
Apple, Inc. Senior Notes 3.45% due 05/06/2024	100,000	100,607

		300,326

Electric-Integrated — 0.2%
Duke Energy Corp. FRS Senior Notes 0.61% due 04/03/2017	100,000	100,289
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	100,000	102,483
Duke Energy Progress, Inc. FRS 1st Mtg. Notes 0.43% due 03/06/2017	100,000	100,051

		302,823

Enterprise Software/Service — 0.1%
Oracle Corp. FRS Senior Notes 0.74% due 10/08/2019	200,000	200,810

Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC FRS Senior Notes 1.47% due 05/09/2016	200,000	202,799

Insurance-Life/Health — 0.1%
Jackson National Life Global Funding Sec. Notes 2.30% due 04/16/2019*(1)	200,000	199,497

Security Description	Principal Amount	Value (Note 2)
Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*(1)	$200,000	$200,647

Insurance-Mutual — 0.1%
New York Life Global Funding Sec. Notes 1.13% due 03/01/2017*(1)	100,000	99,905

Medical-Drugs — 0.1%
Johnson & Johnson FRS Senior Notes 0.30% due 11/28/2016	100,000	100,092

Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp. FRS Senior Notes 0.63% due 09/10/2015	100,000	100,175

Oil Companies-Exploration & Production — 0.1%
Devon Energy Corp. FRS Senior Notes 0.68% due 12/15/2015	100,000	100,366

Pipelines — 0.1%
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	100,000	100,799

Real Estate Investment Trusts — 0.1%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	100,686

Telephone-Integrated — 0.4%
AT&T, Inc. FRS Senior Notes 0.65% due 03/30/2017	100,000	100,183
Verizon Communications, Inc. FRS Senior Notes 0.63% due 06/09/2017	200,000	200,336
Verizon Communications, Inc. FRS Senior Notes 1.00% due 06/17/2019	100,000	101,385
Verizon Communications, Inc. FRS Senior Notes 1.76% due 09/15/2016	100,000	102,643
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	100,000	108,860

		613,407

Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023	100,000	106,307

Transport-Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 3.88% due 09/27/2016*(1)	100,000	103,388

Total U.S. Corporate Bonds & Notes (cost $3,498,242)		3,527,942

133

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Auto-Cars/Light Trucks — 0.2%
Volkswagen International Finance NV FRS Company Guar. Notes 0.67% due 11/18/2016*	$250,000	$250,909

Banks-Commercial — 0.4%
BPCE SA Sub. Notes 4.63% due 07/11/2024*	300,000	301,413
Toronto-Dominion Bank FRS Senior Notes 0.46% due 05/02/2017	200,000	200,054

		501,467

Finance-Leasing Companies — 0.1%
LeasePlan Corp. NV Senior Notes 2.50% due 05/16/2018*(1)	200,000	201,825

Total Foreign Corporate Bonds & Notes (cost $946,338)		954,201

U.S. GOVERNMENT AGENCIES — 2.1%
Federal Home Loan Mtg. Corp. — 1.5%
1.25% due 10/02/2019	2,000,000	1,932,110
2.38% due 01/13/2022	200,000	198,591

		2,130,701

Federal National Mtg. Assoc. — 0.6%
1.88% due 09/18/2018	900,000	907,878

Total U.S. Government Agencies (cost $3,046,130)		3,038,579

U.S. GOVERNMENT TREASURIES — 35.1%
United States Treasury Bonds — 0.3%
2.88% due 05/15/2043	300,000	275,625
3.13% due 02/15/2042	250,000	242,969

		518,594

United States Treasury Notes — 34.8%
0.09% due 04/30/2016 FRS	4,300,000	4,300,228
0.25% due 08/31/2014(2)	900,000	900,105
0.25% due 09/15/2014	2,200,000	2,200,515
0.25% due 10/31/2014	1,200,000	1,200,609
0.25% due 01/15/2015	5,900,000	5,904,608
0.25% due 02/28/2015	100,000	100,098
0.25% due 03/31/2015	100,000	100,102
0.50% due 08/15/2014(2)	2,055,000	2,055,240
0.50% due 10/15/2014	200,000	200,188
0.63% due 04/30/2018	6,200,000	6,023,684
2.00% due 02/15/2023	23,950,000	23,147,292
2.13% due 06/30/2021	2,700,000	2,682,069
2.25% due 04/30/2021	2,100,000	2,106,726

		50,921,464

Total U.S. Government Treasuries (cost $51,193,488)		51,440,058

Total Long-Term Investment Securities (cost $58,872,183)		59,150,413

SHORT-TERM INVESTMENT SECURITIES — 37.5%
Commercial Paper — 0.3%
Glencore Funding LLC 0.40% due 09/02/2014	400,000	399,858

Security Description	Principal Amount	Value (Note 2)
U.S. Government Agencies — 34.5%
Federal Home Loan Bank Disc. Notes
0.07% due 09/04/2014	$2,500,000	$2,499,835
0.08% due 08/27/2014	100,000	99,994
0.08% due 10/08/2014	1,100,000	1,099,886
0.08% due 10/17/2014	300,000	299,965
0.08% due 10/22/2014	1,000,000	999,875
0.08% due 10/29/2014	312,000	311,957
0.10% due 09/19/2014	200,000	199,974
0.10% due 01/26/2015	3,200,000	3,198,656
0.10% due 02/23/2015	3,600,000	3,598,085
0.12% due 03/06/2015	700,000	699,578
0.12% due 05/08/2015	900,000	899,055
0.13% due 06/01/2015	3,500,000	3,496,069
0.17% due 07/31/2015	4,900,000	4,891,577
Federal Home Loan Mtg. Corp.
0.06% due 09/02/2014	500,000	499,976
0.06% due 09/11/2014	300,000	299,980
0.08% due 10/24/2014	3,000,000	2,999,616
0.10% due 10/24/2014	700,000	699,910
0.11% due 03/17/2015	600,000	599,620
0.12% due 05/27/2015	500,000	499,439
0.13% due 06/09/2015	4,500,000	4,494,811
Federal National Mtg. Assoc.
0.07% due 09/03/2014	600,000	599,964
0.07% due 10/02/2014	2,600,000	2,599,753
0.07% due 10/07/2014	3,600,000	3,599,633
0.07% due 11/17/2014	2,700,000	2,699,352
0.08% due 01/05/2015	5,100,000	5,098,108
0.12% due 08/01/2014	1,200,000	1,199,996
0.12% due 09/24/2014	2,400,000	2,399,568

		50,584,232

U.S. Government Treasuries — 2.7%
United States Treasury Bills
0.01% due 08/14/2014(2)	2,200,000	2,199,930
0.01% due 10/16/2014	200,000	199,993
0.01% due 10/23/2014(2)	1,300,000	1,299,948
0.01% due 10/30/2014	200,000	199,986

		3,899,857

Total Short-Term Investment Securities (cost $54,883,587)		54,883,947

REPURCHASE AGREEMENTS — 20.6%
Agreement with Barclays Capital bearing interest at 0.13% dated 07/31/2014 to be repurchased 08/01/2014 in the amount of $3,100,011 and collateralized by $3,166,000 of United States Treasury Notes bearing interest at 2.25% due 07/31/2021 and having an approximate value of $3,173,420	3,100,000	3,100,000
Agreement with J.P. Morgan Securities bearing interest at 0.13% dated 07/31/2014 to be repurchased 08/01/2014 in the amount of $10,600,038 and collateralized by $10,600,000 of United States Treasury Inflation Protected Bonds bearing interest at 3.88% due 04/15/2029 and having an approximate value of $10,812,706	10,600,000	10,600,000

134

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
Agreement with J.P. Morgan Securities bearing interest at 0.14% dated 07/31/2014 to be repurchased 08/01/2014 in the amount of $4,000,016 and collateralized by $4,110,000 of Federal Home Loan Mtg. Assoc. Notes bearing interest at 1.67% due 12/17/2018 and having an approximate value of $4,092,574	$4,000,000	$4,000,000
Agreement with Credit Suisse First Boston LLC bearing interest at 0.13% dated 07/31/2014 to be repurchased 08/01/2014 in the amount of $5,600,020 and collateralized by $5,708,000 of United States Treasury Notes bearing interest at 0.38% due 03/31/2016 and having an approximate value of $5,709,338	5,600,000	5,600,000
Agreement with Goldman Sachs & Co. bearing interest at 0.13% dated 07/31/2014 to be repurchased 08/01/2014 in the amount of $6,800,026 and collateralized by $6,996,734 of Federal Home Loan Mtg. Assoc. Notes bearing interest at 3.50% due 11/01/2026 and having an approximate value of $7,016,079	6,800,000	6,800,000

Total Repurchase Agreements (cost $30,100,000)		30,100,000

TOTAL INVESTMENTS (cost $143,855,770)(3)	98.5%	144,134,360
Other assets less liabilities	1.5	2,224,915

NET ASSETS	100.0%	$146,359,275

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2014, the aggregate value of these securities was $1,357,583 representing 0.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At July 31, 2014, the aggregate value of these securities was $701,873 representing 0.5% of net assets.
(2)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Written Call Options on Exchange Traded Futures
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at July 31, 2014	Unrealized Appreciation / (Depreciation)
LIF EURIBOR Euro 3 Month Futures	December 2014	$99.50	2	$1,354	$2,009	$(655)

Written Put Options on Exchange Traded Futures
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at July 31, 2014	Unrealized Appreciation / (Depreciation)
LIF EURIBOR Euro 3 Month Futures	December 2014	$99.50	2	$1,688	$0	$1,688

Open Future Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2014	Unrealized Appreciation (Depreciation)
881	Long	S&P 500 E-Mini Index	September 2014	$85,111,089	$84,787,440	$(323,649)
63	Long	Russell 2000 Mini Index	September 2014	7,523,387	7,258,550	(264,837)
8	Long	U.S. Treasury 10 Year Notes	September 2014	998,509	996,875	(1,634)

						$(590,120)

135

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	11,000	USD	14,970	8/21/2014	$239	$—

Barclays Bank PLC	JPY	72,400,000	USD	713,050	8/5/2014	9,211	—
	JPY	72,400,000	USD	703,991	9/3/2014	36	—
	USD	703,880	JPY	72,400,000	8/5/2014	—	(40)

						9,247	(40)

Net Unrealized Appreciation/(Depreciation)						$9,486	$(40)

EUR	— Euro Dollar
JPY	— Japanese Yen
USD	— United States Dollar

Over the Counter Total Return Swap Contracts@
Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	330	4/30/2015	(3 Month USD LIBOR-BBA plus 25 bps)	ishares MSCI EAFE Index	$—	$0

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Payments Made by the Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation/ (Depreciation)
EUR	400	1/29/2024	6 Month EURIBOR	2.000%	$—	$(33,657)

BBA	— British Banking Association
EUR	— Euro Dollar
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

136

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection@ (4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at July 31, 2014(1)	Notional Amount(2)	Value at July 31, 2014(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment
Grade Index	1.000%	6/20/2018	UBS Securities LLC	0.6390%	$1,800,000	$34,620	$17,159	$17,461
CDX North American Investment
Grade Index	1.000%	6/20/2019	Morgan Stanley & Co. LLC	0.4927%	32,200,000	538,352	529,660	8,692
CDX North American Investment
Grade Index	1.000%	6/20/2019	UBS Securities LLC	0.4927%	3,900,000	65,204	64,151	1,053

Total						$638,176	$610,970	$27,206

@	Illiquid security. At July 31, 2014, the aggregate value of these securities was (6,451) representing 0.0% of net assets.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$189,633	$—	$189,633
U.S. Corporate Bonds & Notes:	—	3,527,942	—	3,527,942
Foreign Corporate Bonds & Notes:	—	954,201	—	954,201
U.S. Government Agencies	—	3,038,579	—	3,038,579
U.S. Government Treasuries:
United State Treasury Bonds	—	518,594	—	518,594
United State Treasury Notes	—	50,921,464	—	50,921,464
Short-Term Investment Securities:
Commercial Paper	—	399,858	—	399,858
U.S. Government Agencies	—	50,584,232	—	50,584,232
U.S. Government Treasuries	—	3,899,857	—	3,899,857
Repurchase Agreements	—	30,100,000	—	30,100,000
Other Financial Instruments:@
Written Put Options on Exchange Traded
Futures-Appreciation	1,688	—	—	1,688
Open Forward Foreign Currency Contracts-Appreciation	—	9,486	—	9,486
Centrally Cleared Credit Default Swaps on Credit Indices-Sell Protection-Appreciation	—	27,206	—	27,206

Total	$1,688	$144,171,052	$—	$144,172,740

LIABILITIES:
Other Financial Instruments:@
Written Call Options on Exchange Traded
Futures-Depreciation	655	—	—	655
Open Futures Contracts-Depreciation	590,120	—	—	590,120

137

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Open Forward Foreign Currency Contracts-Depreciation	$—	$40	$—	$40
Centrally Cleared Interest Rate Swap Contracts-Depreciation	—	33,657	—	33,657

Total	$590,775	$33,697	$—	$624,472

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

138

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Industry Allocation*

United States Treasury Notes	10.3%
Time Deposits	9.4
Diversified Banking Institutions	9.4
Medical-Drugs	4.6
Oil Companies-Exploration & Production	3.7
Oil Companies-Integrated	3.5
Banks-Super Regional	3.3
Cable/Satellite TV	2.6
Medical-HMO	2.6
Electronic Components-Semiconductors	2.5
Diversified Manufacturing Operations	2.3
Insurance Brokers	2.1
Multimedia	2.0
Semiconductor Equipment	1.8
Applications Software	1.8
Banks-Fiduciary	1.5
Cosmetics & Toiletries	1.5
Electric-Integrated	1.4
Telecom Equipment-Fiber Optics	1.4
Telephone-Integrated	1.3
E-Commerce/Products	1.3
Finance-Investment Banker/Broker	1.2
Food-Misc./Diversified	1.2
Electronic Forms	1.2
Medical-Biomedical/Gene	1.1
Oil-Field Services	1.1
Chemicals-Diversified	1.1
Medical-Generic Drugs	1.1
Electronic Security Devices	1.0
Machinery-Construction & Mining	1.0
Medical Instruments	0.9
Banks-Commercial	0.9
Cruise Lines	0.9
Internet Security	0.9
Insurance-Multi-line	0.8
Telecom Services	0.8
Computers-Memory Devices	0.7
Auto-Cars/Light Trucks	0.7
Aerospace/Defense	0.7
Transport-Rail	0.7
Retail-Apparel/Shoe	0.7
Pharmacy Services	0.7
Agricultural Operations	0.7
Retail-Discount	0.6
Metal-Copper	0.6
Cellular Telecom	0.6
Real Estate Investment Trusts	0.6
Television	0.6
Finance-Other Services	0.6
Financial Guarantee Insurance	0.6
Medical Products	0.5
United States Treasury Bonds	0.5
Commercial Services-Finance	0.5
Steel-Producers	0.4
Physical Therapy/Rehabilitation Centers	0.4
Transport-Services	0.4
Investment Management/Advisor Services	0.4
Retirement/Aged Care	0.3
Casino Hotels	0.3
Pipelines	0.3
Broadcast Services/Program	0.3

Banks-Money Center	0.3%
Building Products-Cement	0.2
Private Equity	0.2
Networking Products	0.2
Airlines	0.1
Internet Application Software	0.1
Electric-Distribution	0.1
Medical-Wholesale Drug Distribution	0.1
Insurance-Mutual	0.1
Telecommunication Equipment	0.1
Enterprise Software/Service	0.1
Containers-Paper/Plastic	0.1
Transport-Equipment & Leasing	0.1
Rental Auto/Equipment	0.1
Beverages-Non-alcoholic	0.1
Chemicals-Plastics	0.1
Insurance-Life/Health	0.1

101.1%

*	Calculated as a percentage of net assets

139

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 63.9%
Aerospace/Defense — 0.7%
General Dynamics Corp.	9,471	$1,105,929

Agricultural Operations — 0.7%
Archer-Daniels-Midland Co.	22,491	1,043,582

Applications Software — 1.3%
Citrix Systems, Inc.†	12,765	864,573
Microsoft Corp.	27,181	1,173,132

		2,037,705

Auto-Cars/Light Trucks — 0.7%
General Motors Co.	34,351	1,161,751

Banks-Commercial — 0.6%
BB&T Corp.	23,592	873,376

Banks-Fiduciary — 1.4%
Northern Trust Corp.	15,711	1,050,909
State Street Corp.	17,207	1,212,061

		2,262,970

Banks-Super Regional — 3.1%
Comerica, Inc.	21,045	1,057,722
Fifth Third Bancorp	42,182	863,887
PNC Financial Services Group, Inc.	20,675	1,706,928
Wells Fargo & Co.	24,122	1,227,810

		4,856,347

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	30,739	1,651,607
Time Warner Cable, Inc.	10,554	1,531,385

		3,182,992

Cellular Telecom — 0.5%
Vodafone Group PLC ADR	21,861	726,222

Chemicals-Diversified — 1.1%
Dow Chemical Co.	24,014	1,226,395
PPG Industries, Inc.	2,236	443,533

		1,669,928

Commercial Services-Finance — 0.3%
Synchrony Financial†	18,233	419,359

Computers-Memory Devices — 0.1%
NetApp, Inc.	4,324	167,944

Cosmetics & Toiletries — 1.5%
Avon Products, Inc.	116,851	1,542,433
Procter & Gamble Co.	10,077	779,154

		2,321,587

Cruise Lines — 0.9%
Carnival Corp.	37,854	1,371,072

Diversified Banking Institutions — 8.4%
Bank of America Corp.	81,772	1,247,023
Citigroup, Inc.	84,307	4,123,455
Goldman Sachs Group, Inc.	6,084	1,051,741
JPMorgan Chase & Co.	75,780	4,370,233
Morgan Stanley	69,807	2,257,558

		13,050,010

Diversified Manufacturing Operations — 2.3%
General Electric Co.	97,835	2,460,550
Ingersoll-Rand PLC	20,063	1,179,504

		3,640,054

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 1.3%
eBay, Inc.†	37,332	$1,971,130

Electric-Integrated — 1.4%
Edison International	9,005	493,474
FirstEnergy Corp.	16,718	521,769
PG&E Corp.	15,335	685,014
Pinnacle West Capital Corp.	10,592	566,566

		2,266,823

Electronic Components-Semiconductors — 1.7%
Broadcom Corp., Class A	24,757	947,203
Intel Corp.	25,766	873,209
Texas Instruments, Inc.	16,671	771,034

		2,591,446

Electronic Forms — 1.2%
Adobe Systems, Inc.†	26,796	1,851,872

Electronic Security Devices — 1.0%
Tyco International, Ltd.	35,869	1,547,747

Finance-Investment Banker/Broker — 1.0%
Charles Schwab Corp.	55,923	1,551,863

Finance-Other Services — 0.5%
CME Group, Inc.	11,199	828,054

Food-Misc./Diversified — 1.2%
Mondelez International, Inc., Class A	33,868	1,219,248
Unilever NV	16,852	693,123

		1,912,371

Insurance Brokers — 2.1%
Aon PLC	11,896	1,003,547
Marsh & McLennan Cos., Inc.	30,608	1,553,968
Willis Group Holdings PLC	16,782	683,866

		3,241,381

Insurance-Multi-line — 0.6%
Voya Financial, Inc.	26,574	985,895

Internet Security — 0.9%
Symantec Corp.	56,530	1,337,500

Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	14,788	1,489,891

Medical Instruments — 0.5%
Medtronic, Inc.	12,945	799,224

Medical Products — 0.2%
Hospira, Inc.†	6,657	369,264

Medical-Biomedical/Gene — 0.7%
Amgen, Inc.	9,232	1,176,064

Medical-Drugs — 4.1%
Bristol-Myers Squibb Co.	10,254	519,057
Eli Lilly & Co.	20,945	1,278,902
Merck & Co., Inc.	28,086	1,593,600
Novartis AG(1)	16,208	1,414,786
Pfizer, Inc.	25,698	737,533
Sanofi(1)	8,902	933,995

		6,477,873

Medical-Generic Drugs — 0.9%
Teva Pharmaceutical Industries, Ltd. ADR	25,043	1,339,801

140

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Medical-HMO — 2.0%
Cigna Corp.	9,182	$826,747
UnitedHealth Group, Inc.	12,351	1,001,049
WellPoint, Inc.	11,821	1,298,064

		3,125,860

Metal-Copper — 0.6%
Freeport-McMoRan, Inc.	26,686	993,253

Multimedia — 2.0%
Thomson Reuters Corp.	22,715	858,102
Time Warner, Inc.	5,543	460,180
Viacom, Inc., Class B	22,090	1,826,180

		3,144,462

Networking Products — 0.2%
Cisco Systems, Inc.	10,579	266,908

Oil Companies-Exploration & Production — 3.1%
Anadarko Petroleum Corp.	10,063	1,075,231
Apache Corp.	11,876	1,219,190
Canadian Natural Resources, Ltd.	33,409	1,456,349
Occidental Petroleum Corp.	11,614	1,134,804

		4,885,574

Oil Companies-Integrated — 3.4%
Exxon Mobil Corp.	10,379	1,026,898
Royal Dutch Shell PLC, Class A(1)	65,660	2,699,982
Total SA(1)	24,380	1,572,658

		5,299,538

Oil-Field Services — 1.0%
Baker Hughes, Inc.	22,071	1,517,823

Retail-Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A	27,636	1,087,200

Retail-Discount — 0.6%
Target Corp.	16,248	968,218

Semiconductor Equipment — 1.3%
Applied Materials, Inc.	94,771	1,986,400

Telecom Equipment-Fiber Optics — 0.8%
Corning, Inc.	60,762	1,193,973

Telecom Services — 0.8%
Amdocs, Ltd.	26,843	1,217,062

Telephone-Integrated — 0.9%
Koninklijke KPN NV†(1)	41,181	130,864
Orange SA(1)	11,870	185,830
Telecom Italia SpA†(1)	111,300	128,221
Telefonica SA(1)	10,989	178,714
Verizon Communications, Inc.	15,929	803,140

		1,426,769

Transport-Rail — 0.6%
CSX Corp.	33,798	1,011,236

Total Common Stocks (cost $94,853,059)		99,753,303

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Banks-Super Regional — 0.0%
KeyCorp Series A 7.75%(2)	400	52,800

Investment Management/Advisor Services — 0.2%
AMG Capital Trust II 5.15% due 10/15/2037	3,800	235,600

Security Description	Principal Amount	Value (Note 2)

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75% due 03/31/2028	$800	$44,200

Total Convertible Preferred Securities (cost $338,946)		332,600

PREFERRED SECURITIES — 0.1%
Banks-Fiduciary — 0.1%
State Street Corp. Series D 5.90%	5,000	128,850

Banks-Super Regional — 0.0%
Wells Fargo & Co. 5.85%(2)	1,200	30,720

(cost $155,000)		159,570

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. FRS Series D 4.50% due 06/20/2023(2)	20,000	18,450

Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co. FRS Series V 5.00% due 01/05/2015(2)	200,000	197,883
JPMorgan Chase & Co. FRS Series R 6.00% due 08/01/2023(2)	35,000	35,525
JPMorgan Chase & Co. FRS Series S 6.75% due 02/01/2024(2)	30,000	32,025

		265,433

Total Preferred Securities/Capital Securities (cost $285,000)		283,883

CONVERTIBLE BONDS & NOTES — 8.6%
Applications Software — 0.2%
Citrix Systems, Inc. Senior Notes 0.50% due 04/15/2019*	298,000	324,261

Broadcast Services/Program — 0.2%
Liberty Interactive LLC Senior Notes 0.75% due 03/30/2043	164,000	228,370

Casino Hotels — 0.3%
MGM Resorts International Company Guar. Notes 4.25% due 04/15/2015	329,000	488,359

Computers-Memory Devices — 0.5%
SanDisk Corp. Senior Notes 0.50% due 10/15/2020*	698,000	811,861

Diversified Banking Institutions — 0.1%
Goldman Sachs Group, Inc. Senior Notes 1.00% due 09/28/2020*	171,000	187,406

Electronic Components-Semiconductors — 0.8%
Micron Technology, Inc. Senior Notes 3.00% due 11/15/2043	439,000	539,147
NVIDIA Corp. Senior Notes 1.00% due 12/01/2018*	587,000	635,428

		1,174,575

141

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

CONVERTIBLE BONDS & NOTES (continued)
Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 3.88% due 11/01/2029	$122,000	$130,159

Financial Guarantee Insurance — 0.6%
MGIC Investment Corp. Senior Notes 2.00% due 04/01/2020	71,000	91,546
MGIC Investment Corp. Senior Notes 5.00% due 05/01/2017	451,000	493,563
Radian Group, Inc. Senior Notes 2.25% due 03/01/2019	111,000	147,630
Radian Group, Inc. Senior Notes 3.00% due 11/15/2017	103,000	133,321

		866,060

Insurance-Multi-line — 0.0%
Old Republic International Corp. Senior Notes 3.75% due 03/15/2018	16,000	18,700

Medical Instruments — 0.4%
NuVasive, Inc. Senior Notes 2.75% due 07/01/2017	151,000	175,349
Volcano Corp. Senior Notes 1.75% due 12/01/2017	484,000	457,077

		632,426

Medical-Biomedical/Gene — 0.3%
Cubist Pharmaceuticals, Inc. Senior Notes 1.13% due 09/01/2018*	123,000	132,071
Cubist Pharmaceuticals, Inc. Senior Notes 1.88% due 09/01/2020*	216,000	232,335
Gilead Sciences, Inc. Senior Notes 1.63% due 05/01/2016	28,000	112,578

		476,984

Medical-Drugs — 0.4%
Salix Pharmaceuticals, Ltd. Senior Notes 1.50% due 03/15/2019	324,000	669,465

Medical-HMO — 0.6%
WellPoint, Inc. Senior Notes 2.75% due 10/15/2042	576,000	901,800

Oil Companies-Exploration & Production — 0.6%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	636,000	565,245
Stone Energy Corp. Company Guar. Notes 1.75% due 03/01/2017	362,000	416,074

		981,319

Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Senior Notes 3.25% due 03/15/2032	162,000	213,030

Security Description	Principal Amount	Value (Note 2)

Pharmacy Services — 0.6%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/2035	$168,000	$176,505
Omnicare, Inc. Company Guar. Notes 3.50% due 02/15/2044	248,000	272,645
Omnicare, Inc. Company Guar. Notes 3.75% due 04/01/2042	327,000	513,594

		962,744

Physical Therapy/Rehabilitation Centers — 0.4%
HealthSouth Corp. Senior Sub. Notes 2.00% due 12/01/2043	480,000	546,000

Retirement/Aged Care — 0.3%
Brookdale Senior Living, Inc. Senior Notes 2.75% due 06/15/2018	392,000	534,590

Semiconductor Equipment — 0.5%
Lam Research Corp. Senior Notes 1.25% due 05/15/2018	343,000	460,478
Novellus Systems, Inc. Company Guar. Notes 2.63% due 05/15/2041	163,000	340,364

		800,842

Steel-Producers — 0.3%
United States Steel Corp. Senior Notes 2.75% due 04/01/2019	363,000	526,577

Telecom Equipment-Fiber Optics — 0.6%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	442,000	577,086
JDS Uniphase Corp. Senior Notes 0.63% due 08/15/2033*	322,000	323,610

		900,696

Television — 0.6%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023*	875,000	895,781

Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc. Senior Notes 3.50% due 04/01/2018	52,000	95,160

Total Convertible Bonds & Notes (cost $12,679,597)		13,367,165

U.S. CORPORATE BONDS & NOTES — 5.7%
Agricultural Chemicals — 0.0%
Monsanto Co. Senior Notes 2.13% due 07/15/2019	30,000	29,865
Monsanto Co. Senior Notes 3.38% due 07/15/2024	20,000	20,006

		49,871

142

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Airlines — 0.0%
United Airlines Pass Through Trust Pass Through Certs. 3.75% due 03/03/2028	$60,000	$59,850

Applications Software — 0.3%
NetSuite, Inc. Senior Notes 0.25% due 06/01/2018	397,000	402,707

Banks-Commercial — 0.3%
Banco Inbursa SA Institucion de Banca Multiple Senior Notes 4.13% due 06/06/2024*	200,000	193,500
Regions Financial Corp. Senior Notes 5.75% due 06/15/2015	300,000	312,423

		505,923

Banks-Super Regional — 0.2%
Wells Fargo & Co Sub. Notes 4.10% due 06/03/2026	200,000	201,560
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	116,000	120,014

		321,574

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 3.60% due 03/01/2024	75,000	76,939

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	9,350

Cable/Satellite TV — 0.6%
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	80,000	81,260
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	100,000	114,468
Cox Communications, Inc. Senior Notes 8.38% due 03/01/2039*	200,000	283,155
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	220,000	227,010
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	195,000	217,037

		922,930

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 3.21% due 08/15/2035*	100,000	101,584
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	100,000	110,624

		212,208

Security Description	Principal Amount	Value (Note 2)

Commercial Services — 0.0%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 05/15/2019*	$52,000	$53,365

Commercial Services-Finance — 0.2%
Moody S Corp. Senior Notes 4.50% due 09/01/2022	135,000	141,848
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	75,000	80,071

		221,919

Computer Services — 0.0%
Computer Sciences Corp. Senior Notes 4.45% due 09/15/2022	30,000	31,336

Computers — 0.0%
Apple, Inc. Senior Notes 3.45% due 05/06/2024	50,000	50,303

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	90,000	95,774

Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 2.38% due 03/15/2016	25,000	25,293

Diversified Banking Institutions — 0.5%
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	20,000	20,471
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	55,000	57,779
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	15,000	14,474
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	20,742
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	37,166
Goldman Sachs Group, Inc. Notes 2.63% due 01/31/2019	145,000	145,601
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	35,000	35,834
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	65,000	73,928
Morgan Stanley Senior Notes 2.38% due 07/23/2019	250,000	247,894
Morgan Stanley Senior Notes 2.50% due 01/24/2019	125,000	125,650

		779,539

143

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	$200,000	$201,887

Electric-Integrated — 0.0%
Baltimore Gas & Electric Co. Senior Notes 3.35% due 07/01/2023	25,000	25,315

Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	35,000	34,700

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 4.30% due 07/08/2034	110,000	111,418

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Senior Notes 2.20% due 07/25/2018	35,000	35,449

Finance-Other Services — 0.1%
CME Group, Inc. Senior Notes 3.00% due 09/15/2022	65,000	64,416

Food-Misc./Diversified — 0.0%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	18,000	23,034

Food-Retail — 0.0%
Kroger Co. Senior Notes 3.30% due 01/15/2021	60,000	60,865

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	60,000	62,934

Insurance-Life/Health — 0.1%
Lincoln National Corp. Senior Notes 4.00% due 09/01/2023	35,000	36,278
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	25,000	26,982

		63,260

Insurance-Multi-line — 0.2%
American Financial Group, Inc. Senior Notes 9.88% due 06/15/2019	200,000	260,416

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	150,000	149,080

Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	10,440

Security Description	Principal Amount	Value (Note 2)

Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	$20,000	$21,381

Investment Management/Advisor Services — 0.2%
Blackstone Holdings Finance Co., LLC Company Guar. Notes 5.00% due 06/15/2044*	225,000	235,651

Medical Instruments — 0.0%
Edwards Lifesciences Corp. Senior Notes 2.88% due 10/15/2018	29,000	29,422
Medtronic, Inc. Senior Notes 4.63% due 03/15/2044	15,000	15,520

		44,942

Medical Products — 0.3%
CareFusion Corp. Senior Notes 3.88% due 05/15/2024	225,000	225,155
CareFusion Corp. Senior Notes 4.88% due 05/15/2044	230,000	231,166

		456,321

Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,395
Celgene Corp. Senior Notes 4.63% due 05/15/2044	110,000	109,516
Gilead Sciences, Inc. Senior Notes 2.05% due 04/01/2019	45,000	44,808

		164,719

Medical-Drugs — 0.1%
Novartis Capital Corp. Company Guar. Notes 4.40% due 05/06/2044	80,000	83,087
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	5,026

		88,113

Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 6.00% due 11/15/2018*	30,000	31,251

Medical-Hospitals — 0.0%
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	5,000	5,807

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Senior Notes 3.40% due 05/15/2024	80,000	79,170
McKesson Corp. Senior Notes 2.28% due 03/15/2019	75,000	74,730

		153,900

144

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	$55,000	$56,297

Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	60,000	62,381

Oil Companies-Exploration & Production — 0.0%
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	21,698

Oil Companies-Integrated — 0.0%
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	15,081

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	85,000	84,141

Pipelines — 0.3%
Enable Midstream Partners LP Senior Notes 2.40% due 05/15/2019*	200,000	198,419
Sunoco Logistics Partner Company Guar. Notes 5.30% due 04/01/2044	65,000	67,289
Sunoco Logistics Partner Company Guar. Notes 5.50% due 02/15/2020	40,000	44,917
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	65,000	71,350
Williams Partners LP Senior Notes 5.40% due 03/04/2044	30,000	32,172

		414,147

Private Equity — 0.2%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	60,000	60,113
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	220,000	227,572

		287,685

Real Estate Investment Trusts — 0.6%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	45,000	46,642
American Tower Corp. Senior Notes 5.00% due 02/15/2024	110,000	118,498
EPR Properties Company Guar. Notes 5.25% due 07/15/2023	90,000	95,239
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	102,354

Security Description	Principal Amount	Value (Note 2)

Real Estate Investment Trusts (continued)
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	$35,000	$36,478
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	195,414
Piedmont Operating Partnership LP Company Guar. Notes 4.45% due 03/15/2024	115,000	116,291
Realty Income Corp. Senior Notes 2.00% due 01/31/2018	200,000	199,725

		910,641

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	95,000	94,291

Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	25,000	26,242
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	20,000	21,803

		48,045

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	38,080
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	25,000	25,078

		63,158

Retail-Drug Store — 0.0%
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	47,321	54,388

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/2019*	25,000	26,148

Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	51,645

Steel-Producers — 0.1%
Glencore Funding LLC Company Guar. Notes 3.13% due 04/29/2019*	80,000	81,128

Telecommunication Equipment — 0.1%
Juniper Networks, Inc. Senior Notes 4.50% due 03/15/2024	120,000	123,766

145

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 0.1%
AT&T Inc. Senior Notes 6.15% due 09/15/2034	$25,000	$29,746
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	35,000	38,734
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	45,000	55,800
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	30,000	37,676

		161,956

Tobacco — 0.0%
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	15,277
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	37,228

		52,505

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	40,000	44,245
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	33,315

		77,560

Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	27,024
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	49,054

		76,078

Total U.S. Corporate Bonds & Notes (cost $8,719,575)		8,886,919

FOREIGN CORPORATE BONDS & NOTES — 1.7%
Airlines — 0.1%
Virgin Australia Trust 2013-1A Pass Through Certs. 5.00% due 04/23/2025*	200,055	212,558

Banks-Money Center — 0.3%
Lloyds Bank PLC Bank Guar. Notes 2.30% due 11/27/2018	200,000	201,583
Mizuho Financial Group Cayman 3, Ltd. Company Guar. Notes 4.60% due 03/27/2024*	200,000	207,955

		409,538

Broadcast Services/Program — 0.1%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	200,000	199,152

Security Description	Principal Amount	Value (Note 2)

Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	$30,000	$28,777

Chemicals-Plastics — 0.1%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	73,665

Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025*	200,000	197,000

Diversified Banking Institutions — 0.2%
HSBC Holdings PLC Sub. Notes 4.25% due 03/14/2024	200,000	203,772
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	102,989

		306,761

Finance-Investment Banker/Broker — 0.1%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	200,000	225,267

Internet Application Software — 0.1%
Tencent Holdings, Ltd. Senior Notes 3.38% due 05/02/2019*	200,000	203,082

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044*	200,000	198,989
Perrigo Co., Ltd. Company Guar. Notes 2.30% due 11/08/2018*	65,000	64,630

		263,619

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 2.24% due 05/10/2019	60,000	60,068
Petrobras Global Finance BV Company Guar. Notes 5.63% due 05/20/2043	15,000	13,583

		73,651

Telephone-Integrated — 0.3%
British Telecommunications PLC Senior Notes 1.25% due 02/14/2017	200,000	199,655
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	253,950

		453,605

Total Foreign Corporate Bonds & Notes (cost $2,617,800)		2,646,675

U.S. GOVERNMENT TREASURIES — 10.8%
United States Treasury Bonds — 0.5%
3.63% due 02/15/2044	285,000	302,278
4.50% due 02/15/2036	400,000	487,000

		789,278

146

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 10.3%
0.50% due 06/15/2016	$1,350,000	$1,350,211
0.50% due 06/30/2016	6,500,000	6,498,986
0.63% due 04/30/2018	850,000	825,828
0.88% due 07/15/2017	2,730,000	2,719,763
1.25% due 01/31/2019	600,000	589,640
1.63% due 06/30/2019	2,201,000	2,187,415
2.25% due 01/31/2015	1,750,000	1,768,935
2.50% due 05/15/2024	192,000	191,070

		16,131,848

Total U.S. Government Treasuries (cost $16,935,738)		16,921,126

FOREIGN CONVERTIBLE BONDS & NOTES — 0.5%
Building Products-Cement — 0.2%
Cemex SAB de CV Sub. Notes 4.88% due 03/15/2015	331,000	395,752

Security Description	Principal Amount	Value (Note 2)

Transport-Services — 0.3%
UTi Worldwide, Inc. Senior Notes 4.50% due 03/01/2019*	$387,000	$401,029

Total Foreign Convertible Bonds & Notes (cost $817,123)		796,781

Total Long-Term Investment Securities (cost $137,401,838)		143,148,022

SHORT-TERM INVESTMENT SECURITIES — 9.4%
Time Deposits — 9.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/2014 (cost $14,716,000)	14,716,000	14,716,000

TOTAL INVESTMENTS (cost $152,117,838)(3)	101.1%	157,864,022
Liabilities in excess of other assets	(1.1)	(1,792,701)

NET ASSETS	100.0%	$156,071,321

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2014, the aggregate value of these securities was $7,676,827 representing 4.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at July 31, 2014. The aggregate value of these securities was $7,245,050 representing 4.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

FRS — Floating Rate Security

The rate shown on FRS and VRS are the current interest rates at July 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	CAD	913,625	USD	850,026	8/29/2014	$12,658	$—
	CHF	471,609	USD	522,918	8/29/2014	3,869	—
	EUR	1,066,462	USD	1,436,130	8/29/2014	7,972	—
	GBP	728,407	USD	1,240,477	8/29/2014	10,955	—
	ILS	1,699,169	USD	497,832	8/29/2014	1,788	—

						37,242	—

State Street Bank & Trust Co.	CAD	917,458	USD	853,366	8/29/2014	12,485	—
	CHF	472,457	USD	523,736	8/29/2014	3,754	—
	EUR	1,068,985	USD	1,439,517	8/29/2014	7,980	—
	GBP	728,515	USD	1,240,636	8/29/2014	10,931	—
	ILS	1,699,165	USD	497,466	8/29/2014	1,424	—

						36,574	—

						—	—

Net Unrealized Appreciation/(Depreciation)						$73,816	$—

CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Currency
GBP	— Pound Sterling
ILS	— Israeli Shekel
USD	— United States Dollar

147

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Diversified Banking Institutions	$13,050,010	$—	$—	$13,050,010
Medical-Drugs	4,129,092	2,348,781	—	6,477,873
Oil Companies-Integrated	1,026,898	4,272,640	—	5,299,538
Telephone-Integrated	803,140	623,629	—	1,426,769
Other Industries*	73,499,113	—	—	73,499,113
Convertible Preferred Securities	332,600	—	—	332,600
Preferred Securities	159,570	—	—	159,570
Preferred Securities/Capital Securities	—	283,883	—	283,883
Convertible Bonds & Notes	—	13,367,165	—	13,367,165
U.S. Corporate Bonds & Notes	—	8,886,919	—	8,886,919
Foreign Corporate Bonds & Notes	—	2,646,675	—	2,646,675
U.S. Government Treasuries:
United States Treasury Bonds	—	789,278	—	789,278
United States Treasury Notes	—	16,131,848	—	16,131,848
Foreign Convertible Bonds & Notes	—	796,781	—	796,781
Short-Term Investment Securities:
Time Deposits	—	14,716,000	—	14,716,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Appreciation	—	73,816	—	73,816

Total	$93,000,423	$64,937,415	$—	$157,937,838

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

148

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Electric-Integrated	34.2%
Pipelines	9.7
Cable/Satellite TV	6.8
Telephone-Integrated	6.7
Independent Power Producers	6.2
Gas-Distribution	5.5
Cellular Telecom	4.2
Time Deposits	3.5
Oil Companies-Exploration & Production	3.4
Energy-Alternate Sources	2.7
Telecom Services	2.1
Real Estate Investment Trusts	2.1
Electric-Transmission	1.8
Electric-Generation	1.8
Wireless Equipment	1.5
Multimedia	1.1
Commercial Paper	0.9
Electric-Distribution	0.9
Diversified Operations	0.7
Building-Heavy Construction	0.7
Gas-Transportation	0.7
Oil Refining & Marketing	0.6
Broadcast Services/Program	0.6
Non-Hazardous Waste Disposal	0.3
Internet Connectivity Services	0.3

99.0%

*	Calculated as a percentage of net assets

149

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 89.1%
Broadcast Services/Program — 0.6%
Astro Malaysia Holdings Bhd(1)	295,800	$310,746

Building-Heavy Construction — 0.7%
Cheung Kong Infrastructure Holdings, Ltd.(1)	54,000	379,999

Cable/Satellite TV — 6.8%
Charter Communications, Inc., Class A†	3,073	474,840
Comcast Corp., Special Class A	30,271	1,618,590
Liberty Global PLC, Class A†	3,897	162,115
Liberty Global PLC, Class C†	17,439	697,386
Time Warner Cable, Inc.	5,649	819,670

		3,772,601

Cellular Telecom — 4.2%
Cellcom Israel, Ltd.	17,104	208,840
MegaFon OAO GDR	1,835	51,380
MegaFon OAO GDR(1)	9,170	255,381
Mobile Telesystems OJSC	6,650	51,480
Mobile Telesystems OJSC ADR	32,275	578,691
Tim Participacoes SA ADR	10,076	268,223
Turkcell Iletisim Hizmetleri AS†(1)	63,520	414,029
Vodafone Group PLC(1)	150,719	501,845

		2,329,869

Diversified Operations — 0.7%
Drax Group PLC(1)	34,515	405,177

Electric-Distribution — 0.9%
AGL Energy, Ltd.(1)	11,230	153,302
Aksa Enerji Uretim AS†(1)	149,360	195,018
Equatorial Energia SA	2,859	31,882
Infraestructura Energetica Nova SAB de CV	23,700	134,097

		514,299

Electric-Generation — 1.8%
AES Corp.	68,043	994,108

Electric-Integrated — 30.3%
ALLETE, Inc.	7,562	354,809
Alliant Energy Corp.	2,420	136,730
Ameren Corp.	1,990	76,515
American Electric Power Co., Inc.	17,236	896,100
Cia Paranaense de Energia ADR	9,755	151,593
CMS Energy Corp.	43,846	1,268,465
CPFL Energia SA	30,266	264,140
Dominion Resources, Inc.	10,816	731,594
DTE Energy Co.	10,951	808,403
Duke Energy Corp.	4,035	291,045
Edison International	15,893	870,936
EDP - Energias de Portugal SA(1)	307,731	1,439,415
EDP - Energias do Brasil SA†	106,254	496,437
Enel SpA†(1)	5,290	30,064
Exelon Corp.	31,268	971,809
GDF Suez(1)	24,449	626,380
Iberdrola SA(1)	23,590	175,138
Light SA	23,740	222,881
NextEra Energy, Inc.	14,405	1,352,485
Northeast Utilities	17,274	758,329
OGE Energy Corp.	20,704	744,309
Pinnacle West Capital Corp.	8,774	469,321
Portland General Electric Co.	6,717	214,474
PPL Corp.	50,285	1,658,902

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
Public Service Enterprise Group, Inc.	28,021	$985,499
SSE PLC(1)	24,898	610,610
Westar Energy, Inc.	2,470	89,019
Wisconsin Energy Corp.	643	28,022

		16,723,424

Electric-Transmission — 1.8%
ITC Holdings Corp.	14,590	526,699
Red Electrica Corp. SA(1)	5,706	488,671

		1,015,370

Energy-Alternate Sources — 2.7%
China Longyuan Power Group Corp.(1)	155,000	156,251
EDP Renovaveis SA(1)	150,341	1,059,131
Enel Green Power SpA(1)	21,871	60,575
Infinis Energy PLC(1)	33,408	131,013
Pattern Energy Group, Inc.	2,500	77,475
TerraForm Power, Inc., Class A†	680	20,910

		1,505,355

Gas-Distribution — 5.5%
Canadian Utilities, Ltd., Class A Class A	3,040	109,210
China Resources Gas Group, Ltd.(1)	114,000	361,352
Enagas SA(1)	20,524	682,957
Gas Natural SDG SA(1)	11,159	341,674
NiSource, Inc.	5,300	199,704
Questar Corp.	2,349	52,242
Sempra Energy	12,871	1,283,367

		3,030,506

Gas-Transportation — 0.7%
Snam SpA(1)	61,898	364,752

Independent Power Producers — 6.2%
Abengoa Yield PLC†	8,719	315,453
Calpine Corp.†	63,079	1,390,261
Dynegy, Inc.†	1,040	27,612
NRG Energy, Inc.	50,384	1,559,889
NRG Yield, Inc.	2,080	108,680

		3,401,895

Internet Connectivity Services — 0.3%
Com Hem Holding AB†	17,832	149,027

Multimedia — 1.1%
Quebecor, Inc., Class B	12,240	297,033
Twenty-First Century Fox, Inc., Class A	10,575	335,016

		632,049

Non-Hazardous Waste Disposal — 0.3%
Covanta Holding Corp.	8,720	178,062

Oil Companies-Exploration & Production — 3.4%
Anadarko Petroleum Corp.	4,118	440,008
Antero Resources Corp.†	3,360	194,074
Energen Corp.	6,115	499,168
EQT Corp.	6,092	571,551
Noble Energy, Inc.	2,968	197,342

		1,902,143

Oil Refining & Marketing — 0.6%
Cheniere Energy, Inc.†	4,696	332,289

Pipelines — 9.7%
APA Group(1)	30,894	212,426
Enbridge, Inc.	11,149	546,535
Kinder Morgan, Inc.	32,102	1,155,030

150

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Pipelines (continued)
ONEOK, Inc.	13,405	$863,684
SemGroup Corp., Class A	2,284	176,051
Spectra Energy Corp.	12,834	525,167
TransCanada Corp.	5,523	277,074
Williams Cos., Inc.	28,139	1,593,512

		5,349,479

Real Estate Investment Trusts — 1.8%
American Tower Corp.	10,254	967,875

Telecom Services — 2.1%
Altice SA†(1)	4,637	266,514
Telekomunikasi Indonesia Persero Tbk PT(1)	303,500	69,158
TELUS Corp.	5,687	198,512
XL Axiata Tbk PT(1)	375,000	168,602
Ziggo NV(1)	10,370	466,465

		1,169,251

Telephone-Integrated — 6.1%
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	316,780	591,367
BT Group PLC(1)	4,260	27,780
CenturyLink, Inc.	6,894	270,521
Hellenic Telecommunications Organization SA†(1)	25,941	354,931
KDDI Corp.(1)	3,900	224,634
Oi SA	132,308	88,643
TDC A/S(1)	36,769	370,985
Telecom Italia SpA†(1)	23,801	27,419
Telecom Italia SpA RSP(1)	575,869	537,204
Verizon Communications, Inc.	17,433	878,972

		3,372,456

Wireless Equipment — 0.8%
SBA Communications Corp., Class A†	4,270	456,591

Total Common Stocks (cost $40,268,619)		49,257,323

CONVERTIBLE PREFERRED SECURITIES — 3.5%
Electric-Integrated — 3.2%
Dominion Resources, Inc. Series B 6.00%	6,580	364,663
Dominion Resources, Inc. Series A 6.13%	5,570	308,578
Dominion Resources, Inc.† 6.38%	2,300	116,610
Exelon Corp.† 6.50%	10,857	533,079
NextEra Energy, Inc. 5.89%	7,045	424,250

		1,747,180

Real Estate Investment Trusts — 0.3%
American Tower Corp. Series A 5.25%	1,760	194,216

Total Convertible Preferred Securities (cost $1,808,392)		1,941,396

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED SECURITIES — 1.3%
Electric-Integrated — 0.7%
Cia Paranaense de Energia, Class B	24,500	$380,121

Telephone-Integrated — 0.6%
Oi SA	502,860	325,820

Total Preferred Securities (cost $785,155)		705,941

CONVERTIBLE BONDS & NOTES — 0.7%
Wireless Equipment — 0.7%
SBA Communications Corp. Senior Notes 4.00% due 10/01/2014 (cost $166,221)	$117,000	410,451

Total Long-Term Investment Securities (cost $43,028,386)		52,315,111

SHORT-TERM INVESTMENT SECURITIES — 4.4%
Commercial Paper — 0.9%
HSBC Americas, Inc. 0.05% due 08/01/2014	517,000	517,000

Time Deposits — 3.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2014	1,929,000	1,929,000

Total Short-Term Investment Securities (cost $2,446,000)		2,446,000

TOTAL INVESTMENTS (cost $45,474,386)(2)	99.0%	54,761,111
Other assets less liabilities	1.0	527,501

NET ASSETS	100.0%	$55,288,612

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2014. The aggregate value of these securities was $12,460,965 representing 22.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

RSP — Risparmio Shares-Savings in the Italian Stock Exchanage

151

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	939,828	USD	1,272,019	09/19/2014	$13,359	$—
	EUR	2,221,805	USD	3,022,390	10/10/2014	46,633	—

						59,992	—

Credit Suisse International	EUR	5,689	USD	7,663	10/10/2014	44	—
	GBP	351,722	USD	601,626	10/10/2014	8,142	—

						8,186	—

Deutsche Bank AG	EUR	25,121	USD	34,023	10/10/2014	378	—

Goldman Sachs International	EUR	23,433	USD	31,679	10/10/2014	294	—

JPMorgan Chase Bank N.A.	EUR	2,627	USD	3,554	10/10/2014	36	—

Merrill Lynch International	EUR	4,474	USD	6,052	10/10/2014	59	—
	GBP	351,722	USD	601,840	10/10/2014	8,356	—

						8,415	—

Net Unrealized Appreciation (Depreciation)						$77,301	$—

EUR	— Euro Dollar
GBP	— British Pound
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Broadcast Services/Program	$—	$310,746	$—	$310,746
Building-Heavy Construction	—	379,999	—	379,999
Cable/Satellite TV	3,772,601	—	—	3,772,601
Cellular Telecom	1,158,614	1,171,255	—	2,329,869
Diversified Operations	—	405,177	—	405,177
Electric-Distribution	165,979	348,320	—	514,299
Electric-Integrated	13,841,817	2,881,607	—	16,723,424
Electric-Transmission	526,699	488,671	—	1,015,370
Electric-Alternate Sources	98,385	1,406,970	—	1,505,355
Gas-Distribution	1,644,523	1,385,983	—	3,030,506
Gas-Transportation	—	364,752	—	364,752
Independent Power Producers	3,401,895	—	—	3,401,895
Pipelines	5,137,053	212,426	—	5,349,479
Telecom Services	198,512	970,739	—	1,169,251
Telephone-Integrated	1,238,136	2,134,320	—	3,372,456
Other Industries*	5,612,144	—	—	5,612,144
Convertible Preferred Securities	1,941,396	—	—	1,941,396
Preferred Securities:	705,941	—	—	705,941
Convertible Bonds & Notes:	—	410,451	—	410,451
Short-Term Investment Securities:
Commercial Paper	—	517,000	—	517,000
Time Deposits	—	1,929,000	—	1,929,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Appreciation	—	77,301	—	77,301

Total	$39,443,695	$15,394,717	$—	$54,838,412

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

152

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Exchange-Traded Funds	6.7%
Medical-Drugs	5.3
Oil Companies-Integrated	4.2
Diversified Banking Institutions	3.5
Computers	3.5
Diversified Manufacturing Operations	2.8
Oil Companies-Exploration & Production	2.8
Banks-Super Regional	2.6
Medical-Biomedical/Gene	2.5
Electric-Integrated	2.4
Telephone-Integrated	2.3
Applications Software	2.2
Real Estate Investment Trusts	2.0
Web Portals/ISP	1.9
Electronic Components-Semiconductors	1.8
Beverages-Non-alcoholic	1.7
Multimedia	1.6
Cosmetics & Toiletries	1.6
Computer Services	1.5
Tobacco	1.3
Insurance-Multi-line	1.3
Retail-Discount	1.3
Repurchase Agreements	1.3
Oil-Field Services	1.2
Aerospace/Defense	1.2
Insurance-Reinsurance	1.2
Cable/Satellite TV	1.2
Finance-Credit Card	1.2
Retail-Restaurants	1.1
Chemicals-Diversified	1.1
Commercial Services-Finance	1.1
Medical-HMO	1.0
E-Commerce/Products	0.9
Medical Products	0.9
Food-Misc./Diversified	0.9
Transport-Rail	0.9
Retail-Building Products	0.9
Semiconductor Components-Integrated Circuits	0.8
Retail-Drug Store	0.8
Enterprise Software/Service	0.8
Investment Management/Advisor Services	0.7
Computers-Memory Devices	0.7
Transport-Services	0.7
Networking Products	0.7
Internet Content-Entertainment	0.7
Medical Instruments	0.7
Auto-Cars/Light Trucks	0.6
Insurance-Life/Health	0.6
E-Commerce/Services	0.6
Pipelines	0.6
Medical-Generic Drugs	0.5
Banks-Fiduciary	0.5
Aerospace/Defense-Equipment	0.5
Agricultural Chemicals	0.5
Medical-Wholesale Drug Distribution	0.5
Industrial Gases	0.4
Instruments-Controls	0.4
Machinery-Construction & Mining	0.4
Insurance-Property/Casualty	0.3
Auto/Truck Parts & Equipment-Original	0.3
Oil Field Machinery & Equipment	0.3

Instruments-Scientific	0.3%
Banks-Commercial	0.3
Chemicals-Specialty	0.3
Retail-Apparel/Shoe	0.3
Oil Refining & Marketing	0.3
Oil & Gas Drilling	0.3
Athletic Footwear	0.3
Electric Products-Misc.	0.3
Apparel Manufacturers	0.3
Pharmacy Services	0.3
Insurance Brokers	0.3
Airlines	0.3
Gas-Distribution	0.3
Finance-Other Services	0.3
Consumer Products-Misc.	0.3
Data Processing/Management	0.3
Semiconductor Equipment	0.3
Retail-Major Department Stores	0.3
Food-Retail	0.3
Distribution/Wholesale	0.2
Metal-Copper	0.2
Hotels/Motels	0.2
Finance-Investment Banker/Broker	0.2
Electronic Components-Misc.	0.2
Metal Processors & Fabrication	0.2
Retail-Auto Parts	0.2
Electronic Forms	0.2
Retail-Regional Department Stores	0.2
Machinery-Farming	0.2
Agricultural Operations	0.2
Non-Hazardous Waste Disposal	0.2
Beverages-Wine/Spirits	0.1
Television	0.1
Paper & Related Products	0.1
Broadcast Services/Program	0.1
Advertising Agencies	0.1
Telecom Equipment-Fiber Optics	0.1
Electronic Security Devices	0.1
Engines-Internal Combustion	0.1
Food-Confectionery	0.1
Electronic Measurement Instruments	0.1
Internet Security	0.1
Auto-Heavy Duty Trucks	0.1
Food-Wholesale/Distribution	0.1
Tools-Hand Held	0.1
Office Automation & Equipment	0.1
Commercial Services	0.1
Metal-Aluminum	0.1
Publishing-Newspapers	0.1
Vitamins & Nutrition Products	0.1
Telecommunication Equipment	0.1
Engineering/R&D Services	0.1
Building-Residential/Commercial	0.1
Toys	0.1
Medical Labs & Testing Services	0.1
Coatings/Paint	0.1
Casino Hotels	0.1
Machinery-Pumps	0.1
Food-Meat Products	0.1
Medical Information Systems	0.1
Steel-Producers	0.1

153

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited) — (continued)

Cruise Lines	0.1%
Building Products-Cement	0.1
Industrial Automated/Robotic	0.1
Coffee	0.1
Electronic Connectors	0.1
Wireless Equipment	0.1
Machinery-General Industrial	0.1
Retail-Automobile	0.1
Publishing-Periodicals	0.1
Containers-Metal/Glass	0.1
Motorcycle/Motor Scooter	0.1
Coal	0.1
Retail-Bedding	0.1
Dialysis Centers	0.1
Gold Mining	0.1
Computer Aided Design	0.1
Disposable Medical Products	0.1
Appliances	0.1
Retail-Jewelry	0.1
Brewery	0.1
Entertainment Software	0.1
Computer Software	0.1
Independent Power Producers	0.1
Containers-Paper/Plastic	0.1
Hazardous Waste Disposal	0.1
Dental Supplies & Equipment	0.1
Electric-Generation	0.1

100.3%

*	Calculated as a percentage of net assets

154

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 92.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	21,463	$423,036
Omnicom Group, Inc.	13,093	916,379

		1,339,415

Aerospace/Defense — 1.2%
Boeing Co.	33,988	4,094,874
General Dynamics Corp.	16,502	1,926,939
Lockheed Martin Corp.	13,506	2,255,097
Northrop Grumman Corp.	10,849	1,337,356
Raytheon Co.	15,850	1,438,704
Rockwell Collins, Inc.	6,865	502,999

		11,555,969

Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	42,728	4,492,849

Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	2,638	660,397
Monsanto Co.	26,556	3,003,218
Mosaic Co.	16,388	755,651

		4,419,266

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	33,157	1,538,485

Airlines — 0.3%
Delta Air Lines, Inc.	42,958	1,609,207
Southwest Airlines Co.	35,050	991,214

		2,600,421

Apparel Manufacturers — 0.3%
Michael Kors Holdings, Ltd.†	9,108	742,120
Ralph Lauren Corp.	2,967	462,437
Under Armour, Inc., Class A†	8,206	547,750
VF Corp.	17,441	1,068,610

		2,820,917

Appliances — 0.1%
Whirlpool Corp.	3,939	561,859

Applications Software — 2.2%
Citrix Systems, Inc.†	8,302	562,294
Intuit, Inc.	14,382	1,178,893
Microsoft Corp.	380,825	16,436,407
Red Hat, Inc.†	9,593	557,545
salesforce.com, Inc.†	28,618	1,552,527

		20,287,666

Athletic Footwear — 0.3%
NIKE, Inc., Class B	37,370	2,882,348

Audio/Video Products — 0.0%
Harman International Industries, Inc.	3,450	374,498

Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	200,331	3,409,634
General Motors Co.	66,623	2,253,190

		5,662,824

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	17,970	1,118,992

Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	11,582	720,979
Delphi Automotive PLC	14,000	935,200
Johnson Controls, Inc.	33,648	1,589,532

		3,245,711

Security Description	Shares	Value (Note 2)
Banks-Commercial — 0.3%
BB&T Corp.	36,400	$1,347,528
M&T Bank Corp.	6,661	809,311
Regions Financial Corp.	69,863	708,411
Zions Bancorporation	9,367	269,957

		3,135,207

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	57,774	2,255,497
Northern Trust Corp.	11,262	753,315
State Street Corp.	21,824	1,537,283

		4,546,095

Banks-Super Regional — 2.6%
Capital One Financial Corp.	28,957	2,303,240
Comerica, Inc.	9,204	462,593
Fifth Third Bancorp	43,089	882,463
Huntington Bancshares, Inc.	41,937	411,821
KeyCorp	44,750	605,915
PNC Financial Services Group, Inc.	27,060	2,234,074
SunTrust Banks, Inc.	26,995	1,027,160
US Bancorp	91,959	3,865,037
Wells Fargo & Co.	242,825	12,359,792

		24,152,095

Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	191,495	7,523,838
Coca-Cola Enterprises, Inc.	11,846	538,401
Dr Pepper Snapple Group, Inc.	9,949	584,603
Monster Beverage Corp.†	6,856	438,510
PepsiCo, Inc.	76,806	6,766,609

		15,851,961

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	8,212	711,570
Constellation Brands, Inc., Class A†	8,551	711,956

		1,423,526

Brewery — 0.1%
Molson Coors Brewing Co., Class B	8,050	543,617

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	11,047	941,315
Scripps Networks Interactive, Inc., Class A	5,431	447,569

		1,388,884

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	3,077	382,256
Vulcan Materials Co.	6,627	418,362

		800,618

Building Products-Wood — 0.0%
Masco Corp.	18,063	375,710

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	14,501	300,171
Lennar Corp., Class A	8,906	322,664
PulteGroup, Inc.	17,265	304,727

		927,562

Cable/Satellite TV — 1.2%
Cablevision Systems Corp., Class A	10,967	210,786
Comcast Corp., Class A	131,711	7,076,832
DIRECTV†	23,738	2,042,655

155

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cable/Satellite TV (continued)
Time Warner Cable, Inc.	14,115	$2,048,086

		11,378,359

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	4,104	874,973

Chemicals-Diversified — 1.1%
Dow Chemical Co.	61,000	3,115,270
E.I. du Pont de Nemours & Co.	46,525	2,992,023
FMC Corp.	6,746	439,974
LyondellBasell Industries NV, Class A	21,104	2,242,300
PPG Industries, Inc.	7,005	1,389,512

		10,179,079

Chemicals-Specialty — 0.3%
Eastman Chemical Co.	7,612	599,673
Ecolab, Inc.	13,688	1,485,559
International Flavors & Fragrances, Inc.	4,118	415,877
Sigma-Aldrich Corp.	6,021	604,629

		3,105,738

Coal — 0.1%
CONSOL Energy, Inc.	11,648	452,175
Peabody Energy Corp.	13,746	208,527

		660,702

Coatings/Paint — 0.1%
Sherwin-Williams Co.	4,291	884,933

Coffee — 0.1%
Keurig Green Mountain, Inc.	6,431	767,090

Commercial Services — 0.1%
Cintas Corp.	5,115	320,199
Iron Mountain, Inc.	8,655	290,029
Quanta Services, Inc.†	11,037	369,629

		979,857

Commercial Services-Finance — 1.1%
Alliance Data Systems Corp.†	2,746	720,248
Automatic Data Processing, Inc.	24,424	1,985,916
Equifax, Inc.	6,182	470,388
H&R Block, Inc.	13,892	446,350
MasterCard, Inc., Class A	50,906	3,774,680
McGraw Hill Financial, Inc.	13,790	1,106,234
Moody’s Corp.	9,527	828,849
Total System Services, Inc.	8,414	269,248
Western Union Co.	27,303	476,983

		10,078,896

Computer Aided Design — 0.1%
Autodesk, Inc.†	11,544	615,872

Computer Services — 1.5%
Accenture PLC, Class A	32,073	2,542,748
Cognizant Technology Solutions Corp., Class A†	30,825	1,511,966
Computer Sciences Corp.	7,339	457,880
International Business Machines Corp.	48,202	9,238,877

		13,751,471

Computer Software — 0.1%
Akamai Technologies, Inc.†	9,018	532,242

Security Description	Shares	Value (Note 2)
Computers — 3.5%
Apple, Inc.	305,475	$29,194,246
Hewlett-Packard Co.	94,806	3,376,041

		32,570,287

Computers-Integrated Systems — 0.0%
Teradata Corp.†	7,989	336,816

Computers-Memory Devices — 0.7%
EMC Corp.	103,720	3,038,996
NetApp, Inc.	16,783	651,852
SanDisk Corp.	11,460	1,050,997
Seagate Technology PLC	16,544	969,478
Western Digital Corp.	10,599	1,058,098

		6,769,421

Consumer Products-Misc. — 0.3%
Clorox Co.	6,514	565,871
Kimberly-Clark Corp.	19,089	1,982,775

		2,548,646

Containers-Metal/Glass — 0.1%
Ball Corp.	7,063	432,679
Owens-Illinois, Inc.†	8,363	260,842

		693,521

Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	5,109	199,302
Sealed Air Corp.	9,845	316,222

		515,524

Cosmetics & Toiletries — 1.6%
Avon Products, Inc.	22,010	290,532
Colgate-Palmolive Co.	44,057	2,793,214
Estee Lauder Cos., Inc., Class A	12,800	940,288
Procter & Gamble Co.	137,089	10,599,721

		14,623,755

Cruise Lines — 0.1%
Carnival Corp.	22,217	804,700

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	1,875	206,306
Fidelity National Information Services, Inc.	14,580	822,312
Fiserv, Inc.†	12,626	778,646
Paychex, Inc.	16,401	672,605

		2,479,869

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	7,183	333,435
Patterson Cos., Inc.	4,159	162,242

		495,677

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	9,007	634,453

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	3,863	576,476

Distribution/Wholesale — 0.2%
Fastenal Co.	13,832	613,449
Fossil Group, Inc.†	2,413	236,474
Genuine Parts Co.	7,782	644,505
WW Grainger, Inc.	3,085	725,438

		2,219,866

156

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Banking Institutions — 3.5%
Bank of America Corp.	532,744	$8,124,346
Citigroup, Inc.	153,900	7,527,249
Goldman Sachs Group, Inc.	21,069	3,642,198
JPMorgan Chase & Co.	191,741	11,057,703
Morgan Stanley	70,908	2,293,165

		32,644,661

Diversified Manufacturing Operations — 2.8%
3M Co.	31,490	4,436,626
Danaher Corp.	30,478	2,251,715
Dover Corp.	8,435	723,386
Eaton Corp. PLC	24,151	1,640,336
General Electric Co.	508,027	12,776,879
Illinois Tool Works, Inc.	19,230	1,583,975
Ingersoll-Rand PLC	12,717	747,632
Leggett & Platt, Inc.	7,025	230,420
Parker Hannifin Corp.	7,545	867,298
Pentair PLC	9,864	631,986
Textron, Inc.	14,142	514,345

		26,404,598

Diversified Operations — 0.0%
Leucadia National Corp.	16,058	396,793

E-Commerce/Products — 0.9%
Amazon.com, Inc.†	18,884	5,910,503
eBay, Inc.†	57,786	3,051,101

		8,961,604

E-Commerce/Services — 0.6%
Expedia, Inc.	5,196	412,666
Netflix, Inc.†	3,037	1,283,801
Priceline Group, Inc.†	2,656	3,299,947
TripAdvisor, Inc.†	5,637	534,613

		5,531,027

Electric Products-Misc. — 0.3%
AMETEK, Inc.	12,427	605,070
Emerson Electric Co.	35,552	2,262,885

		2,867,955

Electric-Generation — 0.1%
AES Corp.	33,440	488,558

Electric-Integrated — 2.4%
Ameren Corp.	12,292	472,627
American Electric Power Co., Inc.	24,727	1,285,557
CMS Energy Corp.	13,653	394,981
Consolidated Edison, Inc.	14,839	832,320
Dominion Resources, Inc.	29,465	1,993,013
DTE Energy Co.	8,968	662,018
Duke Energy Corp.	35,830	2,584,418
Edison International	16,506	904,529
Entergy Corp.	9,088	661,879
Exelon Corp.	43,505	1,352,135
FirstEnergy Corp.	21,273	663,930
Integrys Energy Group, Inc.	4,051	265,584
NextEra Energy, Inc.	22,095	2,074,500
Northeast Utilities	16,008	702,751
Pepco Holdings, Inc.	12,717	341,451
PG&E Corp.	23,545	1,051,755
Pinnacle West Capital Corp.	5,591	299,063
PPL Corp.	32,005	1,055,845
Public Service Enterprise Group, Inc.	25,631	901,442

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
SCANA Corp.	7,173	$364,962
Southern Co.	45,130	1,953,678
TECO Energy, Inc.	11,817	206,325
Wisconsin Energy Corp.	11,425	497,901
Xcel Energy, Inc.	25,431	783,275

		22,305,939

Electronic Components-Misc. — 0.2%
Garmin, Ltd.	6,217	342,184
Jabil Circuit, Inc.	9,371	187,045
TE Connectivity, Ltd.	20,707	1,281,556

		1,810,785

Electronic Components-Semiconductors — 1.8%
Altera Corp.	15,870	519,266
Avago Technologies, Ltd.	12,752	884,734
Broadcom Corp., Class A	28,155	1,077,210
First Solar, Inc.†	3,601	227,259
Intel Corp.	252,195	8,546,889
Microchip Technology, Inc.	10,147	456,818
Micron Technology, Inc.†	54,228	1,656,665
NVIDIA Corp.	28,268	494,690
Texas Instruments, Inc.	54,682	2,529,043
Xilinx, Inc.	13,618	560,108

		16,952,682

Electronic Connectors — 0.1%
Amphenol Corp., Class A	7,961	765,609

Electronic Forms — 0.2%
Adobe Systems, Inc.†	23,451	1,620,699

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	16,884	947,024
FLIR Systems, Inc.	7,175	238,784

		1,185,808

Electronic Security Devices — 0.1%
Allegion PLC	4,548	233,904
Tyco International, Ltd.	23,369	1,008,372

		1,242,276

Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	4,369	458,570

Engineering/R&D Services — 0.1%
Fluor Corp.	8,062	587,478
Jacobs Engineering Group, Inc.†	6,701	340,478

		927,956

Engines-Internal Combustion — 0.1%
Cummins, Inc.	8,664	1,207,675

Enterprise Software/Service — 0.8%
CA, Inc.	16,157	466,614
Oracle Corp.	173,940	7,025,437

		7,492,051

Entertainment Software — 0.1%
Electronic Arts, Inc.†	15,935	535,416

Filtration/Separation Products — 0.0%
Pall Corp.	5,557	430,501

Finance-Consumer Loans — 0.0%
Navient Corp.	21,417	368,372

157

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Credit Card — 1.2%
American Express Co.	46,123	$4,058,824
Discover Financial Services	23,622	1,442,359
Visa, Inc., Class A	25,468	5,374,003

		10,875,186

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	59,327	1,646,324
E*TRADE Financial Corp.†	14,610	307,102

		1,953,426

Finance-Other Services — 0.3%
CME Group, Inc.	15,991	1,182,374
Intercontinental Exchange, Inc.	5,831	1,120,835
NASDAQ OMX Group, Inc.	5,966	251,706

		2,554,915

Food-Confectionery — 0.1%
Hershey Co.	7,559	666,326
J.M. Smucker Co.	5,253	523,409

		1,189,735

Food-Meat Products — 0.1%
Hormel Foods Corp.	6,821	308,719
Tyson Foods, Inc., Class A	13,945	518,893

		827,612

Food-Misc./Diversified — 0.9%
Campbell Soup Co.	9,065	377,013
ConAgra Foods, Inc.	21,336	642,854
General Mills, Inc.	31,131	1,561,220
Kellogg Co.	12,915	772,704
Kraft Foods Group, Inc.	30,159	1,616,070
McCormick & Co., Inc.	6,611	434,872
Mondelez International, Inc., Class A	85,693	3,084,948

		8,489,681

Food-Retail — 0.3%
Kroger Co.	25,815	1,264,418
Safeway, Inc.	11,667	402,045
Whole Foods Market, Inc.	18,622	711,733

		2,378,196

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	29,615	1,056,959

Gas-Distribution — 0.3%
AGL Resources, Inc.	6,042	312,009
CenterPoint Energy, Inc.	21,772	529,495
NiSource, Inc.	15,952	601,071
Sempra Energy	11,550	1,151,651

		2,594,226

Gold Mining — 0.1%
Newmont Mining Corp.	25,256	629,127

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	4,291	504,836

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	14,018	455,305

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	11,124	719,834
Starwood Hotels & Resorts Worldwide, Inc.	9,727	747,423
Wyndham Worldwide Corp.	6,450	487,297

		1,954,554

Security Description	Shares	Value (Note 2)
Human Resources — 0.0%
Robert Half International, Inc.	6,965	$338,847

Independent Power Producers — 0.1%
NRG Energy, Inc.	17,085	528,952

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	7,014	783,183

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	10,754	1,418,990
Airgas, Inc.	3,387	362,138
Praxair, Inc.	14,841	1,901,726

		3,682,854

Instruments-Controls — 0.4%
Honeywell International, Inc.	39,674	3,643,263

Instruments-Scientific — 0.3%
PerkinElmer, Inc.	5,736	265,118
Thermo Fisher Scientific, Inc.	20,211	2,455,637
Waters Corp.†	4,296	444,378

		3,165,133

Insurance Brokers — 0.3%
Aon PLC	15,021	1,267,171
Marsh & McLennan Cos., Inc.	27,844	1,413,640

		2,680,811

Insurance-Life/Health — 0.6%
Aflac, Inc.	23,008	1,374,498
Lincoln National Corp.	13,362	700,035
Principal Financial Group, Inc.	13,863	688,714
Prudential Financial, Inc.	23,406	2,035,620
Torchmark Corp.	6,673	351,934
Unum Group	13,041	447,697

		5,598,498

Insurance-Multi-line — 1.3%
ACE, Ltd.	17,109	1,712,611
Allstate Corp.	21,987	1,285,140
American International Group, Inc.(1)	73,290	3,809,614
Assurant, Inc.	3,630	229,997
Cincinnati Financial Corp.	7,456	343,125
Genworth Financial, Inc., Class A†	25,143	329,373
Hartford Financial Services Group, Inc.	22,782	778,233
Loews Corp.	15,469	651,709
MetLife, Inc.	57,024	2,999,463
XL Group PLC	13,755	443,461

		12,582,726

Insurance-Property/Casualty — 0.3%
Chubb Corp.	12,386	1,073,990
Progressive Corp.	27,593	646,780
Travelers Cos., Inc.	17,604	1,576,614

		3,297,384

Insurance-Reinsurance — 1.2%
Berkshire Hathaway, Inc., Class B†	91,217	11,441,348

Internet Content-Entertainment — 0.7%
Facebook, Inc., Class A†	87,111	6,328,614

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	3,836	431,895

Internet Security — 0.1%
Symantec Corp.	35,043	829,117
VeriSign, Inc.†	6,260	338,353

		1,167,470

158

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	2,800	$557,900
Ameriprise Financial, Inc.	9,620	1,150,552
BlackRock, Inc.	6,339	1,931,683
Franklin Resources, Inc.	20,352	1,102,061
Invesco, Ltd.	21,920	824,850
Legg Mason, Inc.	5,207	247,072
T. Rowe Price Group, Inc.	13,311	1,033,732

		6,847,850

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	31,625	3,186,219
Joy Global, Inc.	5,062	299,974

		3,486,193

Machinery-Farming — 0.2%
Deere & Co.	18,430	1,568,577

Machinery-General Industrial — 0.1%
Roper Industries, Inc.	5,055	728,274

Machinery-Pumps — 0.1%
Flowserve Corp.	6,958	515,171
Xylem, Inc.	9,311	328,585

		843,756

Medical Information Systems — 0.1%
Cerner Corp.†	14,960	825,792

Medical Instruments — 0.7%
Boston Scientific Corp.†	67,009	856,375
Edwards Lifesciences Corp.†	5,345	482,386
Intuitive Surgical, Inc.†	1,946	890,393
Medtronic, Inc.	50,611	3,124,723
St Jude Medical, Inc.	14,399	938,671

		6,292,548

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	4,296	445,452
Quest Diagnostics, Inc.	7,320	447,252

		892,704

Medical Products — 0.9%
Baxter International, Inc.	27,489	2,053,153
Becton Dickinson and Co.	9,788	1,137,757
CareFusion Corp.†	10,503	459,926
Covidien PLC	22,842	1,976,062
Hospira, Inc.†	8,468	469,720
Stryker Corp.	14,980	1,194,955
Varian Medical Systems, Inc.†	5,266	432,602
Zimmer Holdings, Inc.	8,502	850,795

		8,574,970

Medical-Biomedical/Gene — 2.5%
Alexion Pharmaceuticals, Inc.†	10,021	1,593,239
Amgen, Inc.	38,352	4,885,661
Biogen Idec, Inc.†	12,017	4,018,365
Celgene Corp.†	40,572	3,535,850
Gilead Sciences, Inc.†	77,801	7,122,681
Regeneron Pharmaceuticals, Inc.†	4,038	1,276,896
Vertex Pharmaceuticals, Inc.†	11,966	1,063,897

		23,496,589

Medical-Drugs — 5.3%
Abbott Laboratories	76,091	3,204,953

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
AbbVie, Inc.	80,556	$4,216,301
Allergan, Inc.	15,075	2,500,339
Bristol-Myers Squibb Co.	83,956	4,249,853
Eli Lilly & Co.	49,908	3,047,382
Johnson & Johnson	143,328	14,345,700
Merck & Co., Inc.	148,053	8,400,527
Pfizer, Inc.	323,159	9,274,663
Zoetis, Inc.	25,383	835,355

		50,075,073

Medical-Generic Drugs — 0.5%
Actavis PLC†	13,400	2,871,084
Mylan, Inc.†	18,934	934,772
Perrigo Co. PLC	6,779	1,019,900

		4,825,756

Medical-HMO — 1.0%
Aetna, Inc.	18,107	1,403,836
Cigna Corp.	13,610	1,225,444
Humana, Inc.	7,842	922,611
UnitedHealth Group, Inc.	49,642	4,023,484
WellPoint, Inc.	14,169	1,555,898

		9,131,273

Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	4,947	261,053

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	11,442	880,004
Cardinal Health, Inc.	17,235	1,234,888
McKesson Corp.	11,681	2,241,117

		4,356,009

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	7,334	1,678,019

Metal-Aluminum — 0.1%
Alcoa, Inc.	59,390	973,402

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	52,623	1,958,628

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	11,063	683,915

Multimedia — 1.6%
Time Warner, Inc.	44,689	3,710,081
Twenty-First Century Fox, Inc., Class A	97,001	3,072,992
Viacom, Inc., Class B	19,816	1,638,189
Walt Disney Co.	81,597	7,007,550

		15,428,812

Networking Products — 0.7%
Cisco Systems, Inc.	259,526	6,547,841

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	13,540	513,572
Waste Management, Inc.	21,918	983,899

		1,497,471

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	10,266	277,798
Xerox Corp.	55,343	733,848

		1,011,646

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	4,823	227,694

159

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	3,474	$162,548
Ensco PLC, Class A	11,840	599,696
Helmerich & Payne, Inc.	5,479	582,199
Nabors Industries, Ltd.	13,261	360,169
Noble Corp. PLC	12,880	404,046
Rowan Cos. PLC, Class A	6,300	192,276
Transocean, Ltd.	17,239	695,421

		2,996,355

Oil Companies-Exploration & Production — 2.8%
Anadarko Petroleum Corp.	25,587	2,733,971
Apache Corp.	19,541	2,006,079
Cabot Oil & Gas Corp.	21,141	696,596
Chesapeake Energy Corp.	25,651	676,417
Cimarex Energy Co.	4,409	612,939
ConocoPhillips	62,198	5,131,335
Denbury Resources, Inc.	17,817	301,998
Devon Energy Corp.	19,425	1,466,588
EOG Resources, Inc.	27,687	3,030,065
EQT Corp.	7,688	721,288
Newfield Exploration Co.†	6,907	278,352
Noble Energy, Inc.	18,200	1,210,118
Occidental Petroleum Corp.	39,801	3,888,956
Pioneer Natural Resources Co.	7,247	1,604,921
QEP Resources, Inc.	9,123	301,515
Range Resources Corp.	8,545	645,917
Southwestern Energy Co.†	17,887	725,854

		26,032,909

Oil Companies-Integrated — 4.2%
Chevron Corp.	96,443	12,464,293
Exxon Mobil Corp.	217,562	21,525,584
Hess Corp.	13,371	1,323,462
Marathon Oil Corp.	34,251	1,327,226
Murphy Oil Corp.	8,546	530,963
Phillips 66	28,667	2,325,181

		39,496,709

Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	10,345	733,564
FMC Technologies, Inc.†	11,915	724,432
National Oilwell Varco, Inc.	21,736	1,761,485

		3,219,481

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	14,623	1,220,728
Tesoro Corp.	6,552	403,210
Valero Energy Corp.	27,034	1,373,327

		2,997,265

Oil-Field Services — 1.2%
Baker Hughes, Inc.	22,087	1,518,923
Halliburton Co.	42,785	2,951,737
Schlumberger, Ltd.	65,972	7,150,705

		11,621,365

Paper & Related Products — 0.1%
International Paper Co.	21,946	1,042,435
MeadWestvaco Corp.	8,504	355,467

		1,397,902

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	39,161	2,727,564

Security Description	Shares	Value (Note 2)
Pipelines — 0.6%
Kinder Morgan, Inc.	33,849	$1,217,887
ONEOK, Inc.	10,531	678,512
Spectra Energy Corp.	33,978	1,390,380
Williams Cos., Inc.	37,405	2,118,245

		5,405,024

Publishing-Newspapers — 0.1%
Gannett Co., Inc.	11,490	375,953
Graham Holdings Co., Class B	221	151,551
News Corp., Class A†	25,228	445,274

		972,778

Publishing-Periodicals — 0.1%
Nielsen NV	15,357	708,111

Real Estate Investment Trusts — 2.0%
American Tower Corp.	20,049	1,892,425
Apartment Investment & Management Co., Class A	7,402	253,000
AvalonBay Communities, Inc.	6,172	913,950
Boston Properties, Inc.	7,753	926,096
Crown Castle International Corp.	16,911	1,254,458
Equity Residential	17,016	1,100,084
Essex Property Trust, Inc.	3,167	600,368
General Growth Properties, Inc.	26,415	617,319
HCP, Inc.	23,213	964,036
Health Care REIT, Inc.	15,475	984,674
Host Hotels & Resorts, Inc.	38,348	833,686
Kimco Realty Corp.	20,802	465,549
Macerich Co.	7,128	463,391
Plum Creek Timber Co., Inc.	8,972	371,172
Prologis, Inc.	25,315	1,033,105
Public Storage	7,343	1,260,132
Simon Property Group, Inc.	15,739	2,647,142
Ventas, Inc.	14,912	946,912
Vornado Realty Trust	8,830	936,157
Weyerhaeuser Co.	26,665	835,148

		19,298,804

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	14,130	435,769

Retail-Apparel/Shoe — 0.3%
Coach, Inc.	13,890	480,038
Gap, Inc.	13,173	528,369
L Brands, Inc.	12,424	720,219
PVH Corp.	4,168	459,230
Ross Stores, Inc.	10,761	693,009
Urban Outfitters, Inc.†	5,164	184,510

		3,065,375

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	1,683	870,162
O’Reilly Automotive, Inc.†	5,374	806,100

		1,676,262

Retail-Automobile — 0.1%
AutoNation, Inc.†	3,206	170,944
CarMax, Inc.†	11,168	545,110

		716,054

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	10,336	654,165

Retail-Building Products — 0.9%
Home Depot, Inc.	69,311	5,603,794

160

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Building Products (continued)
Lowe’s Cos., Inc.	50,526	$2,417,669

		8,021,463

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	5,805	243,636

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	13,960	415,031

Retail-Discount — 1.3%
Costco Wholesale Corp.	22,205	2,609,976
Dollar General Corp.†	15,366	848,664
Dollar Tree, Inc.†	10,478	570,737
Family Dollar Stores, Inc.	4,844	362,089
Target Corp.	32,094	1,912,481
Wal-Mart Stores, Inc.	81,657	6,008,322

		12,312,269

Retail-Drug Store — 0.8%
CVS Caremark Corp.	59,236	4,523,261
Walgreen Co.	44,480	3,058,890

		7,582,151

Retail-Gardening Products — 0.0%
Tractor Supply Co.	7,016	436,185

Retail-Jewelry — 0.1%
Tiffany & Co.	5,622	548,763

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	7,122	493,056
TJX Cos., Inc.	35,479	1,890,676

		2,383,732

Retail-Office Supplies — 0.0%
Staples, Inc.	32,759	379,677

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	5,026	342,472

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	9,873	528,601
Macy’s, Inc.	18,260	1,055,245

		1,583,846

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	1,575	1,059,188
Darden Restaurants, Inc.	6,685	312,524
McDonald’s Corp.	50,075	4,735,092
Starbucks Corp.	38,138	2,962,560
Yum! Brands, Inc.	22,361	1,551,853

		10,621,217

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	13,984	351,977

Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	24,108	235,053
People’s United Financial, Inc.	15,713	228,153

		463,206

Security Services — 0.0%
ADT Corp.	8,828	307,214

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	15,915	789,861
Linear Technology Corp.	11,984	528,914

Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits (continued)
QUALCOMM, Inc.	85,511	$6,302,161

		7,620,936

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	61,676	1,292,729
KLA-Tencor Corp.	8,401	600,587
Lam Research Corp.	8,214	574,980

		2,468,296

Steel-Producers — 0.1%
Nucor Corp.	16,134	810,249

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	5,501	207,113

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	66,290	1,302,599

Telecommunication Equipment — 0.1%
Harris Corp.	5,395	368,317
Juniper Networks, Inc.†	24,002	565,007

		933,324

Telephone-Integrated — 2.3%
AT&T, Inc.	262,936	9,357,892
CenturyLink, Inc.	29,017	1,138,627
Frontier Communications Corp.	50,778	332,596
Verizon Communications, Inc.	209,799	10,578,066
Windstream Holdings, Inc.	30,532	349,897

		21,757,078

Television — 0.1%
CBS Corp., Class B	24,691	1,403,190

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	3,099	386,662

Tobacco — 1.3%
Altria Group, Inc.	100,638	4,085,903
Lorillard, Inc.	18,367	1,110,836
Philip Morris International, Inc.	79,685	6,534,967
Reynolds American, Inc.	15,764	880,419

		12,612,125

Tools-Hand Held — 0.1%
Snap-on, Inc.	2,951	354,710
Stanley Black & Decker, Inc.	7,906	691,380

		1,046,090

Toys — 0.1%
Hasbro, Inc.	5,853	292,416
Mattel, Inc.	17,187	608,849

		901,265

Transport-Rail — 0.9%
CSX Corp.	50,883	1,522,419
Kansas City Southern	5,589	609,536
Norfolk Southern Corp.	15,687	1,594,741
Union Pacific Corp.	45,891	4,511,544

		8,238,240

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	7,520	507,299
Expeditors International of Washington, Inc.	9,999	431,757
FedEx Corp.	14,073	2,067,042
Ryder System, Inc.	2,694	232,034

161

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Services (continued)
United Parcel Service, Inc., Class B	35,709	$3,466,987

		6,705,119

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	10,239	936,254

Web Portals/ISP — 1.9%
Google, Inc., Class A†	14,352	8,317,702
Google, Inc., Class C†	14,352	8,203,603
Yahoo!, Inc.†	47,436	1,698,683

		18,219,988

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	11,462	729,900

Total Common Stocks (cost $738,335,014)		868,765,993

EXCHANGE-TRADED FUNDS — 6.7%
iShares Core S&P 500 ETF	224,824	43,672,062
SPDR S&P 500 ETF Trust, Series 1	100,600	19,424,854

Total Exchange-Traded Funds (cost $63,956,453)		63,096,916

Total Long-Term Investment Securities (cost $802,291,467)		931,862,909

Security Description	Shares/ Principal Amount	Value (Note 2)
REPURCHASE AGREEMENT — 1.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $12,193,000)	$12,193,000	$12,193,000

TOTAL INVESTMENTS (cost $814,484,467)(3)	100.3%	944,055,909
Liabilities in excess of other assets	(0.3)	(2,716,926)

NET ASSETS	100.0%	$941,338,983

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; See Note 8.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 3 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2014	Unrealized Appreciation (Depreciation)
86	Long	S&P 500 E-Mini Index	September 2014	$8,315,075	$8,276,640	$(38,435)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical-Drugs	$50,075,073	$—	$—	$50,075,073
Other Industries*	818,690,920	—	—	818,690,920
Exchange-Traded Funds	63,096,916	—	—	63,096,916
Repurchase Agreement	—	12,193,000	—	12,193,000

Total	$931,862,909	$12,193,000	$—	$944,055,909

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$38,435	$—	$—	$38,435

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

162

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Medical-Drugs	10.4%
Banks-Super Regional	7.4
Oil Companies-Integrated	4.7
Oil Companies-Exploration & Production	4.7
Electric-Integrated	4.5
Investment Management/Advisor Services	3.1
Tobacco	2.8
Time Deposits	2.7
Banks-Commercial	2.4
Diversified Manufacturing Operations	2.4
Computers	2.3
Insurance-Multi-line	2.3
Gas-Distribution	2.2
Medical Products	2.0
Retail-Apparel/Shoe	2.0
Semiconductor Components-Integrated Circuits	1.8
Real Estate Investment Trusts	1.7
Telephone-Integrated	1.7
Insurance-Property/Casualty	1.7
Electronic Components-Semiconductors	1.6
Food-Confectionery	1.5
Transport-Rail	1.5
Commercial Services-Finance	1.5
Cosmetics & Toiletries	1.3
Instruments-Controls	1.3
Finance-Other Services	1.3
Auto-Heavy Duty Trucks	1.3
Insurance-Life/Health	1.2
Retail-Restaurants	1.2
Aerospace/Defense-Equipment	1.2
Applications Software	1.2
Chemicals-Diversified	1.2
Multimedia	1.2
Semiconductor Equipment	1.2
Pipelines	1.1
Banks-Fiduciary	1.1
Transport-Services	1.0
Distribution/Wholesale	1.0
Retail-Building Products	1.0
Food-Misc./Diversified	1.0
Data Processing/Management	0.9
Advertising Agencies	0.9
Electric Products-Misc.	0.9
Computer Services	0.8
Beverages-Non-alcoholic	0.8
Hotels/Motels	0.8
Retail-Jewelry	0.7
Cable/Satellite TV	0.7
Retail-Mail Order	0.7
Oil Refining & Marketing	0.6
Retail-Regional Department Stores	0.6
Theaters	0.6
Insurance Brokers	0.5
Industrial Gases	0.5
Apparel Manufacturers	0.4
Tools-Hand Held	0.3
Publishing-Periodicals	0.3
Insurance-Reinsurance	0.2

99.9%

*	Calculated as a percentage of net assets

163

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.2%
Advertising Agencies — 0.9%
Omnicom Group, Inc.	98,361	$6,884,286

Aerospace/Defense-Equipment — 1.2%
United Technologies Corp.	93,965	9,880,420

Apparel Manufacturers — 0.4%
VF Corp.	53,666	3,288,116

Applications Software — 1.2%
Microsoft Corp.	226,236	9,764,346

Auto-Heavy Duty Trucks — 1.3%
PACCAR, Inc.	162,566	10,122,985

Banks-Commercial — 2.4%
BB&T Corp.	219,474	8,124,927
Cullen/Frost Bankers, Inc.	70,835	5,523,005
M&T Bank Corp.	48,311	5,869,787

		19,517,719

Banks-Fiduciary — 1.1%
Northern Trust Corp.	127,999	8,561,853

Banks-Super Regional — 7.4%
PNC Financial Services Group, Inc.	189,984	15,685,079
US Bancorp	178,816	7,515,637
Wells Fargo & Co.	701,648	35,713,883

		58,914,599

Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	161,232	6,334,805

Cable/Satellite TV — 0.7%
Comcast Corp., Special Class A	49,286	2,635,322
Time Warner Cable, Inc.	21,007	3,048,116

		5,683,438

Chemicals-Diversified — 1.2%
E.I. du Pont de Nemours & Co.	86,442	5,559,085
PPG Industries, Inc.	20,763	4,118,549

		9,677,634

Commercial Services-Finance — 1.5%
Automatic Data Processing, Inc.	91,122	7,409,130
McGraw Hill Financial, Inc.	52,891	4,242,916

		11,652,046

Computer Services — 0.8%
Accenture PLC, Class A	84,525	6,701,142

Computers — 2.3%
Apple, Inc.	193,854	18,526,627

Cosmetics & Toiletries — 1.3%
Procter & Gamble Co.	136,837	10,580,237

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	128,371	7,240,124

Distribution/Wholesale — 1.0%
Fastenal Co.	67,786	3,006,309
Genuine Parts Co.	61,274	5,074,713

		8,081,022

Diversified Manufacturing Operations — 2.4%
3M Co.	65,814	9,272,534
Illinois Tool Works, Inc.	119,202	9,818,669

		19,091,203

Security Description	Shares	Value (Note 2)
Electric Products-Misc. — 0.9%
Emerson Electric Co.	107,744	$6,857,906

Electric-Integrated — 4.5%
CMS Energy Corp.	176,453	5,104,785
Dominion Resources, Inc.	55,285	3,739,477
DTE Energy Co.	51,004	3,765,115
Edison International	163,922	8,982,926
NextEra Energy, Inc.	98,696	9,266,568
Xcel Energy, Inc.	152,152	4,686,282

		35,545,153

Electronic Components-Semiconductors — 1.6%
Texas Instruments, Inc.	142,138	6,573,883
Xilinx, Inc.	144,642	5,949,125

		12,523,008

Finance-Other Services — 1.3%
CME Group, Inc.	136,974	10,127,858

Food-Confectionery — 1.5%
Hershey Co.	89,016	7,846,761
J.M. Smucker Co.	41,785	4,163,457

		12,010,218

Food-Misc./Diversified — 1.0%
Mondelez International, Inc., Class A	219,790	7,912,440

Gas-Distribution — 2.2%
NiSource, Inc.	242,175	9,125,154
Sempra Energy	88,047	8,779,166

		17,904,320

Hotel/Motels — 0.8%
Wyndham Worldwide Corp.	82,108	6,203,259

Industrial Gases — 0.5%
Airgas, Inc.	37,433	4,002,336

Instruments-Controls — 1.3%
Honeywell International, Inc.	113,987	10,467,426

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	94,786	4,265,370

Insurance-Life/Health — 1.2%
Prudential Financial, Inc.	114,183	9,930,495

Insurance-Multi-line — 2.3%
Cincinnati Financial Corp.	79,888	3,676,446
Hartford Financial Services Group, Inc.	196,836	6,723,918
MetLife, Inc.	152,636	8,028,653

		18,429,017

Insurance-Property/Casualty — 1.7%
Travelers Cos., Inc.	147,262	13,188,785

Insurance-Reinsurance — 0.2%
Validus Holdings, Ltd.	50,546	1,846,445

Investment Management/Advisor Services — 3.1%
Ameriprise Financial, Inc.	49,275	5,893,290
BlackRock, Inc.	31,449	9,583,454
T. Rowe Price Group, Inc.	115,253	8,950,548

		24,427,292

Medical Products — 2.0%
Baxter International, Inc.	93,901	7,013,466
Becton Dickinson and Co.	75,390	8,763,333

		15,776,799

164

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs — 10.4%
AbbVie, Inc.	105,464	$5,519,986
Bristol-Myers Squibb Co.	218,238	11,047,207
Johnson & Johnson	305,440	30,571,490
Merck & Co., Inc.	289,369	16,418,797
Pfizer, Inc.	672,481	19,300,205

		82,857,685

Multimedia — 1.2%
Time Warner, Inc.	115,801	9,613,799

Oil Companies-Exploration & Production — 4.7%
ConocoPhillips	263,158	21,710,535
Occidental Petroleum Corp.	162,117	15,840,452

		37,550,987

Oil Companies-Integrated — 4.7%
Chevron Corp.	149,343	19,301,090
Exxon Mobil Corp.	185,663	18,369,497

		37,670,587

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp.	59,879	4,998,699

Pipelines — 1.1%
Kinder Morgan, Inc.	92,829	3,339,988
Williams Cos., Inc.	95,272	5,395,253

		8,735,241

Publishing-Periodicals — 0.3%
Time, Inc.†	107,079	2,580,604

Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities, Inc.	29,741	2,337,642
AvalonBay Communities, Inc.	31,022	4,593,738
Simon Property Group, Inc.	39,400	6,626,686

		13,558,066

Retail-Apparel/Shoe — 2.0%
Gap, Inc.	186,945	7,498,364
L Brands, Inc.	139,439	8,083,279

		15,581,643

Retail-Building Products — 1.0%
Home Depot, Inc.	98,501	7,963,806

Retail-Jewelry — 0.7%
Tiffany & Co.	59,466	5,804,476

Retail-Mail Order — 0.7%
Williams-Sonoma, Inc.	78,465	5,262,648

Retail-Regional Department Stores — 0.6%
Macy’s, Inc.	76,546	4,423,593

Retail-Restaurants — 1.2%
Brinker International, Inc.	63,990	2,869,311
Dunkin’ Brands Group, Inc.	164,344	7,043,784

		9,913,095

Semiconductor Components-Integrated Circuits — 1.8%
Analog Devices, Inc.	148,301	7,360,179
QUALCOMM, Inc.	92,470	6,815,039

		14,175,218

Semiconductor Equipment — 1.2%
KLA-Tencor Corp.	132,080	9,442,399

Security Description	Shares/ Principal Amount	Value (Note 2)
Telephone-Integrated — 1.7%
Verizon Communications, Inc.	261,594	$13,189,569

Theaters — 0.6%
Cinemark Holdings, Inc.	134,638	4,416,126

Tobacco — 2.8%
Altria Group, Inc.	155,120	6,297,872
Lorillard, Inc.	63,744	3,855,237
Philip Morris International, Inc.	145,336	11,919,005

		22,072,114

Tools-Hand Held — 0.3%
Snap-on, Inc.	22,923	2,755,345

Transport-Rail — 1.5%
Norfolk Southern Corp.	79,367	8,068,449
Union Pacific Corp.	39,866	3,919,227

		11,987,676

Transport-Services — 1.0%
United Parcel Service, Inc., Class B	83,234	8,081,189

Total Long-Term Investment Securities (cost $645,914,710)		774,555,294

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Time Deposits — 2.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2014 (cost $21,627,000)	$21,627,000	21,627,000

TOTAL INVESTMENTS (cost $667,541,710)(1)	99.9%	796,182,294
Other assets less liabilities	0.1	815,763

NET ASSETS	100.0%	$796,998,057

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

165

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks-Super Regional	$58,914,599	$—	$—	$58,914,599
Medical-Drugs	82,857,685	—	—	82,857,685
Other Industries*	632,783,010	—	—	632,783,010
Short-Term Investment Securities:
Time Deposits	—	21,627,000	—	21,627,000

Total	$774,555,294	$21,627,000	$—	$796,182,294

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

166

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Medical-Drugs	6.0%
Diversified Banking Institutions	5.2
Web Portals/ISP	5.1
Computers	4.3
Commercial Services-Finance	4.0
Oil Companies-Integrated	3.2
Oil Field Machinery & Equipment	3.0
Oil Companies-Exploration & Production	2.9
Diversified Manufacturing Operations	2.9
Food-Misc./Diversified	2.8
Tobacco	2.7
Pharmacy Services	2.7
Cable/Satellite TV	2.7
Machinery-Farming	2.6
Medical-Biomedical/Gene	2.5
Retail-Auto Parts	2.5
Medical-Generic Drugs	2.3
Electronic Security Devices	2.3
Repurchase Agreements	2.2
Beverages-Wine/Spirits	2.2
Finance-Other Services	2.1
Banks-Commercial	2.1
Soap & Cleaning Preparation	2.0
Transport-Rail	1.9
E-Commerce/Products	1.9
Telephone-Integrated	1.8
Building Products-Cement	1.7
Computers-Memory Devices	1.6
Finance-Credit Card	1.6
Office Automation & Equipment	1.5
Auto/Truck Parts & Equipment-Original	1.5
Electric-Integrated	1.4
Internet Content-Entertainment	1.4
Medical-HMO	1.3
Telecom Services	1.2
Auto-Cars/Light Trucks	1.2
Insurance Brokers	1.2
Retail-Building Products	1.2
Retail-Major Department Stores	1.0
Medical Products	0.9
Non-Hazardous Waste Disposal	0.8
Semiconductor Equipment	0.8
Multimedia	0.8
Insurance-Multi-line	0.8
Insurance-Life/Health	0.8
Retail-Apparel/Shoe	0.6
Medical Instruments	0.5
Real Estate Investment Trusts	0.4

100.1%

*	Calculated as a percentage of net assets

167

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.5%
Auto-Cars/Light Trucks — 1.2%
General Motors Co.	80,430	$2,720,143

Auto/Truck Parts & Equipment-Original — 1.5%
Delphi Automotive PLC	51,220	3,421,496

Banks-Commercial — 2.1%
CIT Group, Inc.	95,740	4,701,791

Beverages-Wine/Spirits — 2.2%
Diageo PLC(1)	161,050	4,844,670

Building Products-Cement — 1.7%
Vulcan Materials Co.	60,840	3,840,829

Cable/Satellite TV — 2.7%
Comcast Corp., Class A	110,360	5,929,643

Commercial Services-Finance — 4.0%
MasterCard, Inc., Class A	64,400	4,775,260
McGraw Hill Financial, Inc.	52,960	4,248,451

		9,023,711

Computers — 4.3%
Apple, Inc.	100,740	9,627,722

Computers-Memory Devices — 1.6%
Western Digital Corp.	36,240	3,617,839

Diversified Banking Institutions — 5.2%
Citigroup, Inc.	131,314	6,422,568
JPMorgan Chase & Co.	89,260	5,147,624

		11,570,192

Diversified Manufacturing Operations — 2.9%
General Electric Co.	255,180	6,417,777

E-Commerce/Products — 1.9%
eBay, Inc.†	78,620	4,151,136

Electric-Integrated — 1.4%
Exelon Corp.	103,689	3,222,654

Electronic Security Devices — 2.3%
Tyco International, Ltd.	119,380	5,151,247

Finance-Credit Card — 1.6%
Discover Financial Services	57,608	3,517,544

Finance-Other Services — 2.1%
CME Group, Inc.	63,670	4,707,760

Food-Misc./Diversified — 2.8%
Mondelez International, Inc., Class A	175,690	6,324,840

Insurance Brokers — 1.2%
Marsh & McLennan Cos., Inc.	53,550	2,718,733

Insurance-Life/Health — 0.8%
Lincoln National Corp.	31,950	1,673,860

Insurance-Multi-line — 0.8%
Genworth Financial, Inc., Class A†	131,120	1,717,672

Internet Content-Entertainment — 1.4%
Facebook, Inc., Class A†	42,720	3,103,608

Machinery-Farming — 2.6%
Deere & Co.	67,590	5,752,585

Medical Instruments — 0.5%
Intuitive Surgical, Inc.†	2,450	1,120,997

Medical Products — 0.9%
Covidien PLC	23,360	2,020,874

Security Description	Shares	Value (Note 2)

Medical-Biomedical/Gene — 2.5%
Gilead Sciences, Inc.†	61,870	$5,664,198

Medical-Drugs — 6.0%
AbbVie, Inc.	46,946	2,457,154
Allergan, Inc.	20,780	3,446,571
Pfizer, Inc.	172,993	4,964,899
Zoetis, Inc.	76,489	2,517,253

		13,385,877

Medical-Generic Drugs — 2.3%
Actavis PLC†	24,380	5,223,659

Medical-HMO — 1.3%
UnitedHealth Group, Inc.	35,970	2,915,368

Multimedia — 0.8%
Twenty-First Century Fox, Inc., Class A	54,600	1,729,728

Non-Hazardous Waste Disposal — 0.8%
Republic Services, Inc.	49,620	1,882,087

Office Automation & Equipment — 1.5%
Xerox Corp.	259,480	3,440,705

Oil Companies-Exploration & Production — 2.9%
Noble Energy, Inc.	96,640	6,425,594

Oil Companies-Integrated — 3.2%
Chevron Corp.	54,890	7,093,984

Oil Field Machinery & Equipment — 3.0%
National Oilwell Varco, Inc.	81,390	6,595,846

Pharmacy Services — 2.7%
Express Scripts Holding Co.†	85,464	5,952,568

Real Estate Investment Trusts — 0.4%
Digital Realty Trust, Inc.	14,560	937,518

Retail-Apparel/Shoe — 0.6%
PVH Corp.	11,580	1,275,884

Retail-Auto Parts — 2.5%
AutoZone, Inc.†	10,940	5,656,308

Retail-Building Products — 1.2%
Home Depot, Inc.	31,700	2,562,945

Retail-Major Department Stores — 1.0%
TJX Cos., Inc.	42,340	2,256,299

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	84,020	1,761,059

Soap & Cleaning Preparation — 1.6%
Henkel AG & Co. KGaA(1)	38,229	3,645,596

Telecom Services — 1.2%
Amdocs, Ltd.	61,090	2,769,821

Telephone-Integrated — 1.8%
Verizon Communications, Inc.	80,910	4,079,482

Tobacco — 2.7%
Philip Morris International, Inc.	72,740	5,965,407

Transport-Rail — 1.9%
Canadian National Railway Co.	62,440	4,173,490

Web Portals/ISP — 5.1%
Google, Inc., Class A†	7,980	4,624,809
Google, Inc., Class C†	11,790	6,739,164

		11,363,973

Total Common Stocks (cost $196,629,345)		217,656,719

168

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED SECURITIES — 0.4%
Soap & Cleaning Preparation — 0.4%
Henkel AG & Co. KGaA(1) (cost $781,927)	7,747	$865,393

Total Long-Term Investment Securities (cost $197,411,272)		218,522,112

REPURCHASE AGREEMENT — 2.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 07/31/2014, to be repurchased 08/01/2014 in the amount $4,960,000 collateralized by $5,490,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $5,060,133 (cost $4,960,000)	$4,960,000	4,960,000

TOTAL INVESTMENTS (cost $202,371,272)(2)	100.1%	223,482,112
Liabilities in excess of other assets	(0.1)	(256,924)

NET ASSETS	100.0%	$223,225,188

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2014. The aggregate value of these securities was $9,355,659 representing 4.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

169

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Beverage-Wine/Spirits	$—	$4,844,670	$—	$4,844,670
Diversified Banking Institutions	11,570,192	—	—	11,570,192
Medical Drugs	13,385,877	—	—	13,385,877
Web Portals/ISP	11,363,973	—	—	11,363,973
Soap & Cleaning Preparation	—	3,645,596		3,645,596
Other Industries*	172,846,411	—	—	172,846,411
Preferred Securities	—	865,393	—	865,393
Repurchase Agreement	—	4,960,000	—	4,960,000

Total	$209,166,453	$14,315,659	$—	$223,482,112

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statement

170

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Finance-Credit Card	8.4%
Banks-Fiduciary	7.3
Banks-Super Regional	7.2
Web Portals/ISP	6.4
Insurance-Reinsurance	5.5
Oil Companies-Exploration & Production	4.6
Commercial Paper	3.8
E-Commerce/Services	3.0
Medical-HMO	3.0
Retail-Discount	2.9
Medical Labs & Testing Services	2.8
E-Commerce/Products	2.8
Pharmacy Services	2.6
Industrial Gases	2.5
Insurance-Multi-line	2.3
Cable/Satellite TV	2.2
Building Products-Cement	2.0
Retail-Drug Store	1.9
Retail-Automobile	1.9
Casino Hotels	1.9
Diversified Banking Institutions	1.8
Auto-Heavy Duty Trucks	1.5
Chemicals-Specialty	1.5
Finance-Investment Banker/Broker	1.4
Electronic Components-Semiconductors	1.3
Insurance-Property/Casualty	1.2
Real Estate Operations & Development	1.2
Applications Software	1.2
Transport-Services	1.1
Entertainment Software	1.0
Enterprise Software/Service	1.0
Medical-Drugs	1.0
Food-Wholesale/Distribution	1.0
Diversified Financial Services	0.9
Brewery	0.8
Commercial Services-Finance	0.8
Beverages-Wine/Spirits	0.8
Agricultural Chemicals	0.6
Internet Security	0.5
Multimedia	0.5
Diversified Manufacturing Operations	0.5
Computers	0.5
Power Converter/Supply Equipment	0.5
Electronic Measurement Instruments	0.5
Tobacco	0.5
Oil-Field Services	0.4
Motorcycle/Motor Scooter	0.4
Retail-Jewelry	0.2
Food-Misc./Diversified	0.2
Home Decoration Products	0.2
Internet Content-Entertainment	0.1
Storage/Warehousing	0.1

100.2%

*	Calculated as a percentage of net assets

171

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.4%
Agricultural Chemicals — 0.6%
Monsanto Co.	74,419	$8,416,045

Applications Software — 1.2%
Microsoft Corp.	373,720	16,129,755

Auto-Heavy Duty Trucks — 1.5%
PACCAR, Inc.	328,450	20,452,582

Banks-Fiduciary — 7.3%
Bank of New York Mellon Corp.	2,575,240	100,537,370

Banks-Super Regional — 7.2%
Wells Fargo & Co.	1,945,549	99,028,444

Beverages-Wine/Spirits — 0.8%
Diageo PLC ADR	87,540	10,524,059

Brewery — 0.8%
Heineken Holding NV(1)	175,312	11,166,599

Building Products-Cement — 2.0%
Lafarge SA(1)	308,230	23,961,272
Martin Marietta Materials, Inc.	29,660	3,684,662

		27,645,934

Cable/Satellite TV — 2.2%
Liberty Global PLC, Class C†	763,610	30,536,764

Casino Hotels — 1.9%
Las Vegas Sands Corp.	345,650	25,526,253

Chemicals-Specialty — 1.5%
Ecolab, Inc.	185,270	20,107,353

Commercial Services-Finance — 0.8%
Experian PLC(1)	180,667	3,086,952
Moody’s Corp.	88,180	7,671,660

		10,758,612

Computers — 0.5%
Hewlett-Packard Co.	188,195	6,701,624

Diversified Banking Institutions — 1.8%
JPMorgan Chase & Co.	436,616	25,179,645

Diversified Financial Services — 0.9%
Julius Baer Group, Ltd.(1)	284,100	12,050,136

Diversified Manufacturing Operations — 0.5%
Textron, Inc.	193,900	7,052,143

E-Commerce/Products — 2.8%
Amazon.com, Inc.†	122,460	38,328,755

E-Commerce/Services — 3.0%
Liberty Interactive Corp., Class A†	337,400	9,464,070
Liberty Ventures, Series A†	45,248	3,129,352
Netflix, Inc.†	17,000	7,186,240
Priceline Group, Inc.†	13,030	16,189,123
SouFun Holdings, Ltd. ADR	476,540	5,465,914

		41,434,699

Electronic Components-Semiconductors — 1.3%
Texas Instruments, Inc.	387,180	17,907,075

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	115,742	6,491,969

Enterprise Software/Service — 1.0%
Oracle Corp.	351,000	14,176,890

Entertainment Software — 1.0%
Activision Blizzard, Inc.	644,700	14,428,386

Security Description	Shares	Value (Note 2)
Finance-Credit Card — 8.4%
American Express Co.	1,137,630	$100,111,440
Visa, Inc., Class A	71,380	15,061,894

		115,173,334

Finance-Investment Banker/Broker — 1.4%
Charles Schwab Corp.	719,400	19,963,350

Food-Misc./Diversified — 0.2%
Nestle SA(1)	39,240	2,913,024

Food-Wholesale/Distribution — 1.0%
Sysco Corp.	380,460	13,578,617

Home Decoration Products — 0.2%
Hunter Douglas NV(1)	56,620	2,545,917

Industrial Gases — 2.5%
Air Products & Chemicals, Inc.	168,600	22,246,770
Praxair, Inc.	98,860	12,667,920

		34,914,690

Insurance-Multi-line — 2.3%
ACE, Ltd.	144,020	14,416,402
Loews Corp.	418,430	17,628,456

		32,044,858

Insurance-Property/Casualty — 1.2%
Alleghany Corp.	6,326	2,618,015
Fairfax Financial Holdings, Ltd. (TSX)	6,820	3,210,939
Fairfax Financial Holdings, Ltd. (OTC)	17,490	8,169,404
Markel Corp.†	4,150	2,623,256

		16,621,614

Insurance-Reinsurance — 5.5%
Berkshire Hathaway, Inc., Class A†	370	69,605,880
Everest Re Group, Ltd.	39,625	6,177,934

		75,783,814

Internet Content-Entertainment — 0.1%
Twitter, Inc.†	45,140	2,039,877

Internet Security — 0.5%
Qihoo 360 Technology Co., Ltd. ADR†	82,190	7,491,619

Medical Labs & Testing Services — 2.8%
Laboratory Corp. of America Holdings†	246,590	25,568,917
Quest Diagnostics, Inc.	212,530	12,985,583

		38,554,500

Medical-Drugs — 1.0%
Valeant Pharmaceuticals International, Inc.	118,110	13,864,933

Medical-HMO — 3.0%
UnitedHealth Group, Inc.	506,060	41,016,163

Motorcycle/Motor Scooter — 0.4%
Harley-Davidson, Inc.	80,170	4,956,109

Multimedia — 0.5%
Walt Disney Co.	84,470	7,254,284

Oil Companies-Exploration & Production — 4.6%
Canadian Natural Resources, Ltd.	726,558	31,677,929
EOG Resources, Inc.	162,200	17,751,168
Occidental Petroleum Corp.	4,612	450,639
Ultra Petroleum Corp.†	563,120	12,906,710

		62,786,446

172

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Oil-Field Services — 0.4%
Schlumberger, Ltd.	46,460	$5,035,799

Pharmacy Services — 2.6%
Express Scripts Holding Co.†	511,140	35,600,901

Power Converter/Supply Equipment — 0.5%
Schneider Electric SE(1)	78,160	6,575,235

Real Estate Operations & Development — 1.2%
Brookfield Asset Management, Inc., Class A	170,146	7,597,019
Hang Lung Group, Ltd.(1)	1,613,500	8,658,365

		16,255,384

Retail-Automobile — 1.9%
CarMax, Inc.†	529,432	25,841,576

Retail-Discount — 2.9%
Costco Wholesale Corp.	335,772	39,466,641

Retail-Drug Store — 1.9%
CVS Caremark Corp.	343,526	26,231,645

Retail-Jewelry — 0.2%
Cie Financiere Richemont SA(1)	31,800	3,026,299

Storage/Warehousing — 0.1%
Wesco Aircraft Holdings, Inc.†	86,990	1,648,461

Tobacco — 0.5%
Philip Morris International, Inc.	77,425	6,349,624

Transport-Services — 1.1%
Kuehne & Nagel International AG(1)	114,000	15,187,695

Web Portals/ISP — 6.4%
Google, Inc., Class A†	75,828	43,946,117
Google, Inc., Class C†	75,828	43,343,285

		87,289,402

Total Long-Term Investment Securities (cost $829,792,482)		1,324,592,903

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Commercial Paper — 3.8%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.10% due 08/01/2014	$20,285,000	20,285,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.10% due 08/08/2014	4,155,000	4,154,919
Barclays U.S. Funding LLC 0.08% due 08/01/2014	2,922,000	2,922,000
Prudential Funding LLC 0.07% due 08/01/2014	25,000,000	25,000,000

Total Short-Term Investment Securities (cost $52,361,919)		52,361,919

TOTAL INVESTMENTS (cost $882,154,401)(2)	100.2%	1,376,954,822
Liabilities in excess of other assets	(0.2)	(3,097,790)

NET ASSETS	100.0%	$1,373,857,032

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2014. The aggregate value of these securities was $89,171,494 representing 6.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

OTC — Over the Counter U.S.

TSX — Toronto Stock Exchange

173

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks-Fiduciary	$100,537,370	$—	$—	$100,537,370
Banks-Super Regional	99,028,444	—	—	99,028,444
Brewery	—	11,166,599	—	11,166,599
Building Products-Cement	3,684,662	23,961,272	—	27,645,934
Commercial Services-Finance	7,671,660	3,086,952	—	10,758,612
Diversified Financial Services	—	12,050,136	—	12,050,136
Finance-Credit Card	115,173,334	—	—	115,173,334
Food-Misc./Diversified	—	2,913,024	—	2,913,024
Home Decoration Products	—	2,545,917	—	2,545,917
Insurance-Reinsurance	75,783,814	—	—	75,783,814
Power Converter/Supply Equipment	—	6,575,235	—	6,575,235
Real Estate Operations & Development	7,597,019	8,658,365	—	16,255,384
Retail-Jewelry	—	3,026,299	—	3,026,299
Transport-Services	—	15,187,695	—	15,187,695
Web Portals/ISP	87,289,402	—	—	87,289,402
Other Industries*	738,655,704	—	—	738,655,704
Short-Term Investment Securities:
Commercial Paper	—	52,361,919	—	52,361,919

Total	$1,235,421,409	$141,533,413	$—	$1,376,954,822

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

174

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Medical-Drugs	9.8%
Telephone-Integrated	6.8
Aerospace/Defense	6.8
Oil Companies-Integrated	6.6
Beverages-Non-alcoholic	6.4
Consumer Products-Misc.	6.3
Food-Misc./Diversified	6.3
Toys	6.2
Electronic Components-Semiconductors	3.7
Medical Products	3.5
Retail-Discount	3.5
Networking Products	3.4
Tobacco	3.3
Data Processing/Management	3.3
Cosmetics & Toiletries	3.3
Advertising Agencies	3.3
Diversified Manufacturing Operations	3.2
Food-Wholesale/Distribution	3.2
Distribution/Wholesale	3.2
Machinery-Farming	3.2
Retail-Restaurants	3.2
Repurchase Agreements	1.3

99.8%

*	Calculated as a percentage of net assets

175

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.5%
Advertising Agencies — 3.3%
Omnicom Group, Inc.	119,862	$8,389,141

Aerospace/Defense — 6.8%
Lockheed Martin Corp.	53,111	8,867,944
Raytheon Co.	92,537	8,399,583

		17,267,527

Beverages-Non-alcoholic — 6.4%
Coca-Cola Co.	201,525	7,917,917
PepsiCo, Inc.	95,552	8,418,131

		16,336,048

Consumer Products-Misc. — 6.3%
Clorox Co.	93,398	8,113,484
Kimberly-Clark Corp.	76,754	7,972,438

		16,085,922

Cosmetics & Toiletries — 3.3%
Procter & Gamble Co.	108,622	8,398,653

Data Processing/Management — 3.3%
Paychex, Inc.	205,404	8,423,618

Distribution/Wholesale — 3.2%
Genuine Parts Co.	97,228	8,052,423

Diversified Manufacturing Operations — 3.2%
General Electric Co.	324,833	8,169,550

Electronic Components-Semiconductors — 3.7%
Intel Corp.	276,265	9,362,621

Food-Misc./Diversified — 6.3%
General Mills, Inc.	162,477	8,148,222
Kellogg Co.	129,933	7,773,891

		15,922,113

Food-Wholesale/Distribution — 3.2%
Sysco Corp.	227,946	8,135,393

Machinery-Farming — 3.2%
Deere & Co.	94,274	8,023,660

Medical Products — 3.5%
Baxter International, Inc.	118,072	8,818,798

Medical-Drugs — 9.8%
Johnson & Johnson	81,596	8,166,944

Security Description	Shares/ Principal Amount	Value (Note 2)

Medical-Drugs (continued)
Merck & Co., Inc.	147,565	$8,372,838
Pfizer, Inc.	287,622	8,254,751

		24,794,533

Networking Products — 3.4%
Cisco Systems, Inc.	343,526	8,667,161

Oil Companies-Integrated — 6.6%
Chevron Corp.	65,389	8,450,874
Exxon Mobil Corp.	84,789	8,389,024

		16,839,898

Retail-Discount — 3.5%
Target Corp.	147,310	8,778,203

Retail-Restaurants — 3.2%
McDonald’s Corp.	84,739	8,012,920

Telephone-Integrated — 6.8%
AT&T, Inc.	241,419	8,592,102
Verizon Communications, Inc.	174,465	8,796,526

		17,388,628

Tobacco — 3.3%
Lorillard, Inc.	140,013	8,467,986

Toys — 6.2%
Hasbro, Inc.	160,916	8,039,363
Mattel, Inc.	219,055	7,760,024

		15,799,387

Total Long-Term Investment Securities (cost $225,639,876)		250,134,183

REPURCHASE AGREEMENT — 1.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $3,302,000)	$3,302,000	3,302,000

TOTAL INVESTMENTS (cost $228,941,876)(2)	99.8%	253,436,183
Other assets less liabilities	0.2	542,880

NET ASSETS	100.0%	$253,979,063

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Aerospace/Defense	$17,267,527	$—	$—	$17,267,527
Beverages-Non-alcoholic	16,336,048	—	—	16,336,048
Consumer Products-Misc.	16,085,922	—	—	16,085,922
Food-Misc./Diversified	15,922,113	—	—	15,922,113
Medical-Drugs	24,794,533	—	—	24,794,533
Oil Companies-Integrated	16,839,898	—	—	16,839,898
Telephone-Integrated	17,388,628	—	—	17,388,628
Toys	15,799,387	—	—	15,799,387
Other Industries*	109,700,127	—	—	109,700,127
Repurchase Agreement	—	3,302,000	—	3,302,000

Total	$250,134,183	$3,302,000	$—	$253,436,183

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

176

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	8.8%
Time Deposits	8.1
Web Portals/ISP	5.4
Medical-Drugs	5.3
Computers	4.8
Finance-Credit Card	4.1
Semiconductor Components-Integrated Circuits	3.3
Oil-Field Services	3.2
Cable/Satellite TV	3.2
E-Commerce/Services	2.8
Diversified Manufacturing Operations	2.7
Retail-Drug Store	2.6
Multimedia	2.5
Tobacco	2.3
Retail-Building Products	2.2
Aerospace/Defense	2.1
Recreational Vehicles	1.8
Medical Instruments	1.8
Internet Content-Entertainment	1.8
Retail-Restaurants	1.8
Airlines	1.7
Beverages-Non-alcoholic	1.7
Electronic Connectors	1.7
Investment Management/Advisor Services	1.7
Cosmetics & Toiletries	1.7
Agricultural Chemicals	1.7
Athletic Footwear	1.6
Vitamins & Nutrition Products	1.6
Finance-Other Services	1.5
Electric Products-Misc.	1.5
Applications Software	1.5
Computer Services	1.4
Retail-Perfume & Cosmetics	1.2
Metal Processors & Fabrication	1.0
Internet Infrastructure Software	0.9
Medical-HMO	0.9
Retail-Auto Parts	0.9
Apparel Manufacturers	0.8
Instruments-Controls	0.8
Computer Aided Design	0.8
Medical-Wholesale Drug Distribution	0.8
Retail-Discount	0.8
Machinery-General Industrial	0.8
Coffee	0.7
Publishing-Periodicals	0.5
Food-Confectionery	0.3
Internet Security	0.2

101.3%

*	Calculated as a percentage of net assets

177

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 93.2%
Aerospace/Defense — 2.1%
Boeing Co.	77,175	$9,298,044

Agricultural Chemicals — 1.7%
Monsanto Co.	65,566	7,414,859

Airlines — 1.7%
Copa Holdings SA, Class A	51,110	7,762,076

Apparel Manufacturers — 0.8%
Michael Kors Holdings, Ltd.†	44,060	3,590,009

Applications Software — 1.5%
NetSuite, Inc.†	42,700	3,600,037
ServiceNow, Inc.†	50,439	2,965,813

		6,565,850

Athletic Footwear — 1.6%
NIKE, Inc., Class B	90,587	6,986,975

Beverages-Non-alcoholic — 1.7%
Monster Beverage Corp.†	120,486	7,706,285

Cable/Satellite TV — 3.2%
Comcast Corp., Class A	260,788	14,012,139

Coffee — 0.7%
Keurig Green Mountain, Inc.	25,000	2,982,000

Commercial Services — 0.0%
CoStar Group, Inc.†	1,512	217,320

Computer Aided Design — 0.8%
ANSYS, Inc.†	46,025	3,541,163

Computer Services — 1.4%
Cognizant Technology Solutions Corp., Class A†	125,450	6,153,322

Computers — 4.8%
Apple, Inc.	220,640	21,086,565

Cosmetics & Toiletries — 1.7%
Estee Lauder Cos., Inc., Class A	101,480	7,454,721

Diversified Manufacturing Operations — 2.7%
Danaher Corp.	111,111	8,208,881
Parker Hannifin Corp.	30,850	3,546,207

		11,755,088

E-Commerce/Services — 2.8%
Priceline Group, Inc.†	9,830	12,213,283

Electric Products-Misc. — 1.5%
AMETEK, Inc.	139,108	6,773,169

Electronic Connectors — 1.7%
Amphenol Corp., Class A	79,730	7,667,634

Finance-Credit Card — 4.1%
Visa, Inc., Class A	85,360	18,011,814

Finance-Other Services — 1.5%
Intercontinental Exchange, Inc.	35,576	6,838,419

Food-Confectionery — 0.3%
Hershey Co.	17,890	1,577,004

Instruments-Controls — 0.8%
Mettler-Toledo International, Inc.†	13,943	3,585,303

Internet Content-Entertainment — 1.8%
Facebook, Inc., Class A†	108,240	7,863,636

Internet Infrastructure Software — 0.9%
F5 Networks, Inc.†	35,430	3,989,064

Security Description	Shares	Value (Note 2)

Internet Security — 0.2%
FireEye, Inc.†	20,677	$734,034

Investment Management/Advisor Services — 1.7%
Affiliated Managers Group, Inc.†	19,172	3,820,021
BlackRock, Inc.	12,370	3,769,510

		7,589,531

Machinery-General Industrial — 0.8%
Wabtec Corp.	42,550	3,432,934

Medical Instruments — 1.8%
Intuitive Surgical, Inc.†	17,310	7,920,190

Medical-Biomedical/Gene — 8.8%
Biogen Idec, Inc.†	52,446	17,537,418
Gilead Sciences, Inc.†	232,790	21,311,924

		38,849,342

Medical-Drugs — 5.3%
Allergan, Inc.	98,786	16,384,646
Quintiles Transnational Holdings, Inc.†	126,986	6,975,341

		23,359,987

Medical-HMO — 0.9%
UnitedHealth Group, Inc.	47,448	3,845,660

Medical-Wholesale Drug Distribution — 0.8%
McKesson Corp.	18,390	3,528,305

Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	19,613	4,487,454

Multimedia — 2.5%
Walt Disney Co.	128,559	11,040,647

Oil-Field Services — 3.2%
Oceaneering International, Inc.	22,889	1,554,392
Schlumberger, Ltd.	117,763	12,764,332

		14,318,724

Publishing-Periodicals — 0.5%
Nielsen NV	53,370	2,460,891

Recreational Vehicles — 1.8%
Polaris Industries, Inc.	54,020	7,970,111

Retail-Auto Parts — 0.9%
O’Reilly Automotive, Inc.†	25,630	3,844,500

Retail-Building Products — 2.2%
Home Depot, Inc.	119,680	9,676,128

Retail-Discount — 0.8%
Costco Wholesale Corp.	29,510	3,468,605

Retail-Drug Store — 2.6%
CVS Caremark Corp.	148,550	11,343,278

Retail-Perfume & Cosmetics — 1.2%
Ulta Salon Cosmetics & Fragrance, Inc.	57,480	5,307,128

Retail-Restaurants — 1.8%
Starbucks Corp.	100,560	7,811,501

Semiconductor Components-Integrated Circuits — 3.3%
Linear Technology Corp.	237,600	10,486,476
NXP Semiconductor NV†	62,600	3,903,110

		14,389,586

Tobacco — 2.3%
Philip Morris International, Inc.	125,401	10,284,136

Vitamins & Nutrition Products — 1.6%
Mead Johnson Nutrition Co.	76,000	6,949,440

178

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Web Portals/ISP — 5.4%
Google, Inc., Class A†	19,505	$11,304,123
Google, Inc., Class C†	21,615	12,355,134

		23,659,257

Total Long-Term Investment Securities (cost $318,605,443)		411,317,111

SHORT-TERM INVESTMENT SECURITIES — 8.1%
Time Deposits — 8.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2014 (cost $35,611,000)	$35,611,000	35,611,000

TOTAL INVESTMENTS (cost $354,216,443)(1)	101.3%	446,928,111
Liabilities in excess of other assets	(1.3)	(5,821,445)

NET ASSETS	100.0%	$441,106,666

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical-Biomedical/Gene	$38,849,342	$—	$—	$38,849,342
Medical-Drugs	23,359,987	—	—	23,359,987
Web Portals/ISP	23,659,257	—	—	23,659,257
Other Industries*	325,448,525	—	—	325,448,525
Short-Term Investment Securities:
Time Deposits	—	35,611,000	—	35,611,000

Total	$411,317,111	$35,611,000	$—	$446,928,111

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

179

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	9.2%
Applications Software	6.0
Computers	5.7
Finance-Credit Card	4.6
Oil-Field Services	4.4
Web Portals/ISP	4.2
Beverages-Non-alcoholic	3.7
Medical-Generic Drugs	3.0
Computers-Memory Devices	2.6
Multimedia	2.3
Investment Management/Advisor Services	2.3
Computer Services	2.3
Cable/Satellite TV	2.3
Internet Content-Entertainment	2.3
Retail-Discount	2.2
Tobacco	2.0
E-Commerce/Products	2.0
Instruments-Controls	1.9
Retail-Building Products	1.9
Oil Companies-Exploration & Production	1.8
Time Deposits	1.8
Engines-Internal Combustion	1.8
Industrial Gases	1.8
Cosmetics & Toiletries	1.6
Medical-Wholesale Drug Distribution	1.5
Metal Processors & Fabrication	1.5
Electronic Security Devices	1.4
Apparel Manufacturers	1.3
Athletic Footwear	1.3
Auto/Truck Parts & Equipment-Original	1.3
Diversified Manufacturing Operations	1.3
Engineering/R&D Services	1.2
Telecommunication Equipment	1.2
E-Commerce/Services	1.2
Retail-Apparel/Shoe	1.1
Retail-Drug Store	1.1
Electronic Forms	1.0
Exchange-Traded Funds	1.0
Finance-Other Services	1.0
Transport-Services	1.0
Medical-HMO	1.0
Food-Misc./Diversified	1.0
Casino Hotels	1.0
Building Products-Cement	0.9
Medical-Drugs	0.9
Retail-Perfume & Cosmetics	0.8
Computer Software	0.5
Television	0.4
Chemicals-Specialty	0.4

100.0%

*	Calculated as a percentage of net assets

180

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.2%
Apparel Manufacturers — 1.3%
Michael Kors Holdings, Ltd.†	5,660	$461,177
Under Armour, Inc., Class A†	5,040	336,420

		797,597

Applications Software — 6.0%
Intuit, Inc.	11,090	909,047
Microsoft Corp.	43,480	1,876,597
salesforce.com, Inc.†	15,420	836,535

		3,622,179

Athletic Footwear — 1.3%
NIKE, Inc., Class B	10,090	778,242

Auto/Truck Parts & Equipment-Original — 1.3%
Delphi Automotive PLC	11,640	777,552

Beverages-Non-alcoholic — 3.7%
Coca-Cola Enterprises, Inc.	15,530	705,838
PepsiCo, Inc.	17,430	1,535,583

		2,241,421

Building Products-Cement — 0.9%
Martin Marietta Materials, Inc.	4,560	566,489

Cable/Satellite TV — 2.3%
Comcast Corp., Class A	25,430	1,366,354

Casino Hotels — 1.0%
Las Vegas Sands Corp.	7,770	573,815

Chemicals-Specialty — 0.4%
Eastman Chemical Co.	2,760	217,433

Computer Services — 2.3%
Accenture PLC, Class A	9,700	769,016
Cognizant Technology Solutions Corp., Class A†	12,230	599,881

		1,368,897

Computer Software — 0.5%
Akamai Technologies, Inc.†	5,070	299,231

Computers — 5.7%
Apple, Inc.	35,720	3,413,760

Computers-Memory Devices — 2.6%
EMC Corp.	27,010	791,393
SanDisk Corp.	8,260	757,525

		1,548,918

Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	14,970	949,098

Diversified Manufacturing Operations — 1.3%
Danaher Corp.	10,150	749,882

E-Commerce/Products — 2.0%
Amazon.com, Inc.†	3,750	1,173,712

E-Commerce/Services — 1.2%
Priceline Group, Inc.†	560	695,772

Electronic Forms — 1.0%
Adobe Systems, Inc.†	9,070	626,828

Electronic Security Devices — 1.4%
Tyco International, Ltd.	18,830	812,515

Engineering/R&D Services — 1.2%
Fluor Corp.	10,250	746,918

Security Description	Shares	Value (Note 2)
Engines-Internal Combustion — 1.8%
Cummins, Inc.	7,600	$1,059,364

Finance-Credit Card — 4.6%
American Express Co.	9,620	846,560
Discover Financial Services	7,980	487,259
Visa, Inc., Class A	6,640	1,401,106

		2,734,925

Finance-Other Services — 1.0%
Intercontinental Exchange, Inc.	3,170	609,337

Food-Misc./Diversified — 1.0%
Mondelez International, Inc., Class A	16,330	587,880

Industrial Gases — 1.8%
Praxair, Inc.	8,190	1,049,467

Instruments-Controls — 1.9%
Honeywell International, Inc.	12,620	1,158,895

Internet Content-Entertainment — 2.3%
Facebook, Inc., Class A†	18,620	1,352,743

Investment Management/Advisor Services — 2.3%
Ameriprise Financial, Inc.	5,980	715,208
BlackRock, Inc.	2,150	655,169

		1,370,377

Medical-Biomedical/Gene — 9.2%
Alexion Pharmaceuticals, Inc.†	4,540	721,815
Biogen Idec, Inc.†	2,680	896,165
Celgene Corp.†	7,630	664,954
Gilead Sciences, Inc.†	15,260	1,397,053
Illumina, Inc.†	4,370	698,807
Regeneron Pharmaceuticals, Inc.†	1,450	458,519
Vertex Pharmaceuticals, Inc.†	7,390	657,045

		5,494,358

Medical-Drugs — 0.9%
Bristol-Myers Squibb Co.	10,140	513,287

Medical-Generic Drugs — 3.0%
Actavis PLC†	4,115	881,680
Mylan, Inc.†	8,400	414,708
Perrigo Co. PLC	3,440	517,548

		1,813,936

Medical-HMO — 1.0%
UnitedHealth Group, Inc.	7,300	591,665

Medical-Wholesale Drug Distribution — 1.5%
McKesson Corp.	4,760	913,254

Metal Processors & Fabrication — 1.5%
Precision Castparts Corp.	3,810	871,728

Multimedia — 2.3%
Twenty-First Century Fox, Inc., Class A	20,770	657,993
Viacom, Inc., Class B	8,810	728,323

		1,386,316

Oil Companies-Exploration & Production — 1.8%
EOG Resources, Inc.	9,880	1,081,267

Oil-Field Services — 4.4%
Halliburton Co.	15,640	1,079,004
Schlumberger, Ltd.	14,460	1,567,319

		2,646,323

181

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe — 1.1%
PVH Corp.	6,260	$689,727

Retail-Building Products — 1.9%
Home Depot, Inc.	14,110	1,140,794

Retail-Discount — 2.2%
Costco Wholesale Corp.	7,740	909,759
Dollar General Corp.†	7,890	435,765

		1,345,524

Retail-Drug Store — 1.1%
CVS Caremark Corp.	8,780	670,441

Retail-Perfume & Cosmetics — 0.8%
Ulta Salon Cosmetics & Fragrance, Inc.†	5,010	462,573

Telecommunication Equipment — 1.2%
Juniper Networks, Inc.†	31,130	732,800

Television — 0.4%
AMC Networks, Inc., Class A†	4,210	252,053

Tobacco — 2.0%
Philip Morris International, Inc.	14,630	1,199,806

Transport-Services — 1.0%
FedEx Corp.	4,040	593,395

Web Portals/ISP — 4.2%
Google, Inc., Class A†	2,190	1,269,214
Google, Inc., Class C†	2,190	1,251,804

		2,521,018

Total Common Stocks (cost $51,507,018)		58,169,866

Security Description	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell 1000 Growth ETF (cost $625,945)	6,840	$610,333

Total Long-Term Investment Securities (cost $52,132,963)		58,780,199

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Time Deposits — 1.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2014 (cost $1,061,000)	$1,061,000	1,061,000

TOTAL INVESTMENTS (cost $53,193,963)(1)	100.0%	59,841,199
Other assets less liabilities	0.0	22,865

NET ASSETS	100.0%	$59,864,064

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Applications Software	$3,622,179	$—	$—	$3,622,179
Computers	3,413,760	—	—	3,413,760
Medical-Biomedical/Gene	5,494,358	—	—	5,494,358
Other Industries*	45,639,569	—	—	45,639,569
Exchange-Traded Funds	610,333	—	—	610,333
Time Deposits	—	1,061,000	—	1,061,000

Total	$58,780,199	$1,061,000	$—	$59,841,199

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

182

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Medical-Drugs	8.1%
Diversified Banking Institutions	6.9
Multimedia	4.8
Finance-Credit Card	3.9
Web Portals/ISP	3.1
Oil Companies-Exploration & Production	3.1
Oil Field Machinery & Equipment	2.8
Food-Misc./Diversified	2.8
Computer Services	2.7
Cosmetics & Toiletries	2.7
Electronic Components-Semiconductors	2.6
Diversified Manufacturing Operations	2.6
Medical Products	2.6
Computers	2.4
Computers-Memory Devices	2.3
Banks-Super Regional	2.1
Investment Management/Advisor Services	1.9
Beverages-Wine/Spirits	1.9
Electric-Integrated	1.8
Real Estate Investment Trusts	1.8
Aerospace/Defense-Equipment	1.7
Industrial Gases	1.7
Cable/Satellite TV	1.7
Instruments-Scientific	1.7
Instruments-Controls	1.6
Oil-Field Services	1.5
Time Deposits	1.5
Commercial Services-Finance	1.4
Transport-Rail	1.4
Metal Processors & Fabrication	1.4
Data Processing/Management	1.3
Retail-Restaurants	1.2
Retail-Bedding	1.2
Retail-Discount	1.0
Distribution/Wholesale	1.0
Enterprise Software/Service	1.0
Chemicals-Specialty	1.0
Coatings/Paint	0.9
Retail-Regional Department Stores	0.9
Textile-Apparel	0.9
Apparel Manufacturers	0.8
Finance-Other Services	0.8
Containers-Metal/Glass	0.8
Insurance-Multi-line	0.8
Engineering/R&D Services	0.8
Transport-Services	0.8
Applications Software	0.8
Retail-Apparel/Shoe	0.7
Athletic Footwear	0.7
Home Decoration Products	0.6
Medical Instruments	0.6
Medical-Wholesale Drug Distribution	0.6
Banks-Fiduciary	0.6
Auto/Truck Parts & Equipment-Original	0.5
Commercial Paper	0.4
Oil Companies-Integrated	0.4
Chemicals-Diversified	0.3

99.9%

*	Calculated as a percentage of net assets

183

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.8%
Aerospace/Defense-Equipment — 1.7%
United Technologies Corp.	167,018	$17,561,943

Apparel Manufacturers — 0.8%
VF Corp.	137,910	8,449,746

Applications Software — 0.8%
Citrix Systems, Inc.†	115,703	7,836,564

Athletic Footwear — 0.7%
NIKE, Inc., Class B	92,993	7,172,550

Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Automotive PLC	70,056	4,679,741

Banks-Fiduciary — 0.6%
State Street Corp.	84,767	5,970,987

Banks-Super Regional — 2.1%
Wells Fargo & Co.	417,570	21,254,313

Beverages-Wine/Spirits — 1.9%
Diageo PLC(1)	262,119	7,885,005
Pernod Ricard SA(1)	97,153	10,885,060

		18,770,065

Cable/Satellite TV — 1.7%
Comcast Corp., Class A	317,597	17,064,487

Chemicals-Diversified — 0.3%
FMC Corp.	51,850	3,381,657

Chemicals-Specialty — 1.0%
W.R. Grace & Co.†	108,537	9,876,867

Coatings/Paint — 0.9%
Sherwin-Williams Co.	46,016	9,489,880

Commercial Services-Finance — 1.4%
MasterCard, Inc., Class A	189,924	14,082,865

Computer Services — 2.7%
Accenture PLC, Class A	183,978	14,585,776
Cognizant Technology Solutions Corp., Class A†	265,049	13,000,653

		27,586,429

Computers — 2.4%
Apple, Inc.	158,905	15,186,551
Hewlett-Packard Co.	267,602	9,529,307

		24,715,858

Computers-Memory Devices — 2.3%
EMC Corp.	784,244	22,978,349

Containers-Metal/Glass — 0.8%
Crown Holdings, Inc.†	174,876	8,140,478

Cosmetics & Toiletries — 2.7%
Colgate-Palmolive Co.	128,428	8,142,335
Procter & Gamble Co.	247,035	19,100,746

		27,243,081

Data Processing/Management — 1.3%
Fidelity National Information Services, Inc.	238,192	13,434,029

Distribution/Wholesale — 1.0%
WW Grainger, Inc.	44,890	10,555,883

Diversified Banking Institutions — 6.9%
Bank of America Corp.	805,299	12,280,810
Goldman Sachs Group, Inc.	112,035	19,367,491

Security Description	Shares	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co.	512,511	$29,556,509
Morgan Stanley	258,291	8,353,131

		69,557,941

Diversified Manufacturing Operations — 2.6%
Danaher Corp.	353,225	26,096,263

Electric-Integrated — 1.6%
American Electric Power Co., Inc.	131,884	6,856,649
CMS Energy Corp.	313,905	9,081,272

		15,937,921

Electronic Components-Semiconductors — 2.6%
Altera Corp.	333,542	10,913,494
Microchip Technology, Inc.	350,504	15,779,690

		26,693,184

Engineering/R&D Services — 0.8%
Fluor Corp.	109,206	7,957,841

Enterprise Software/Service — 1.0%
Oracle Corp.	260,924	10,538,720

Finance-Credit Card — 3.9%
American Express Co.	198,481	17,466,328
Visa, Inc., Class A	104,095	21,965,086

		39,431,414

Finance-Other Services — 0.8%
NASDAQ OMX Group, Inc.	193,843	8,178,236

Food-Misc./Diversified — 2.8%
Danone SA(1)	164,320	11,867,829
General Mills, Inc.	79,187	3,971,228
Mondelez International, Inc., Class A	333,761	12,015,396

		27,854,453

Home Decoration Products — 0.6%
Newell Rubbermaid, Inc.	200,221	6,503,178

Industrial Gases — 1.7%
Linde AG(1)	41,712	8,540,104
Praxair, Inc.	66,725	8,550,142

		17,090,246

Instruments-Controls — 1.6%
Honeywell International, Inc.	178,605	16,401,297

Instruments-Scientific — 1.7%
Thermo Fisher Scientific, Inc.	138,786	16,862,499

Insurance-Multi-line — 0.8%
ACE, Ltd.	79,872	7,995,187

Investment Management/Advisor Services — 1.9%
BlackRock, Inc.	51,019	15,547,020
Franklin Resources, Inc.	68,123	3,688,860

		19,235,880

Medical Instruments — 0.6%
St Jude Medical, Inc.	97,867	6,379,950

Medical Products — 2.6%
Covidien PLC	202,910	17,553,744
Stryker Corp.	105,028	8,378,084

		25,931,828

Medical-Drugs — 8.1%
Abbott Laboratories	219,555	9,247,657
Bristol-Myers Squibb Co.	167,617	8,484,773

184

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Endo International PLC†	128,677	$8,631,653
Johnson & Johnson	215,628	21,582,206
Pfizer, Inc.	718,074	20,608,724
Valeant Pharmaceuticals International, Inc.†	113,631	13,339,143

		81,894,156

Medical-Wholesale Drug Distribution — 0.6%
McKesson Corp.	32,878	6,307,973

Metal Processors & Fabrication — 1.4%
Precision Castparts Corp.	60,311	13,799,157

Multimedia — 4.8%
Time Warner, Inc.	187,632	15,577,209
Twenty-First Century Fox, Inc., Class A	353,961	11,213,484
Walt Disney Co.	255,375	21,931,605

		48,722,298

Oil Companies-Exploration & Production — 3.1%
EOG Resources, Inc.	104,316	11,416,343
Noble Energy, Inc.	143,333	9,530,211
Occidental Petroleum Corp.	103,177	10,081,425

		31,027,979

Oil Companies-Integrated — 0.4%
Chevron Corp.	28,388	3,668,865

Oil Field Machinery & Equipment — 2.8%
Cameron International Corp.†	170,347	12,079,306
Dresser-Rand Group, Inc.†	122,492	7,289,499
National Oilwell Varco, Inc.	110,986	8,994,305

		28,363,110

Oil-Field Services — 1.5%
Schlumberger, Ltd.	140,859	15,267,707

Real Estate Investment Trusts — 1.8%
American Tower Corp.	193,213	18,237,375

Retail-Apparel/Shoe — 0.7%
Ross Stores, Inc.	115,661	7,448,568

Retail-Bedding — 1.2%
Bed Bath & Beyond, Inc.†	184,209	11,658,588

Retail-Discount — 1.0%
Target Corp.	177,376	10,569,836

Retail-Regional Department Stores — 0.9%
Kohl’s Corp.	174,034	9,317,780

Retail-Restaurants — 1.2%
McDonald’s Corp.	124,845	11,805,343

Textile-Apparel — 0.9%
LVMH Moet Hennessy Louis Vuitton SA(1)	53,377	9,157,959

Transport-Rail — 1.4%
Canadian National Railway Co.	207,083	13,841,428

Transport-Services — 0.8%
United Parcel Service, Inc., Class B	81,489	7,911,767

Web Portals/ISP — 3.1%
Google, Inc., Class A†	28,398	16,458,061

Security Description	Shares/ Principal Amount	Value (Note 2)
Web Portals/ISP (continued)
Google, Inc., Class C†	25,600	$14,632,960

		31,091,021

Total Common Stocks (cost $798,880,957)		988,982,720

PREFERRED SECURITIES — 0.2%
Electric-Integrated — 0.2%
Exelon Corp. 6.50% (cost $2,619,195)	51,771	2,541,956

Total Long-Term Investment Securities (cost $801,500,152)		991,524,676

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Commercial Paper — 0.4%
HSBC Americas, Inc. 0.05% due 08/01/2014	$4,478,000	4,478,000

Time Deposits — 1.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/2014	14,823,000	14,823,000

Total Short-Term Investment Securities (cost $19,301,000)		19,301,000

TOTAL INVESTMENTS (cost $820,801,152)(2)	99.9%	1,010,825,676
Other assets less liabilities	0.1	543,169

NET ASSETS	100.0%	$1,011,368,845

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2014. The aggregate value of these securities was $48,335,957 representing 4.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

185

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Beverages-Wine/Spirits	$—	$18,770,065	$—	$18,770,065
Diversified Banking Institutions	69,557,941	—	—	69,557,941
Food-Misc./Diversified	15,986,624	11,867,829	—	27,854,453
Industrial Gases	8,550,142	8,540,104	—	17,090,246
Medical-Drugs	81,894,156	—	—	81,894,156
Textile-Apparel	—	9,157,959	—	9,157,959
Other Industries*	764,657,900	—	—	764,657,900
Preferred Securities	2,541,956	—	—	2,541,956
Short-Term Investment Securities:
Commercial Paper	—	4,478,000	—	4,478,000
Time Deposits	—	14,823,000	—	14,823,000

Total	$943,188,719	$67,636,957	$—	$1,010,825,676

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

186

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	7.9%
Computers	5.7
Web Portals/ISP	5.3
Finance-Credit Card	4.8
Commercial Services-Finance	4.4
Medical-Drugs	3.7
Oil Companies-Exploration & Production	3.7
Beverages-Wine/Spirits	3.5
E-Commerce/Services	3.5
Internet Content-Entertainment	3.4
Multimedia	3.3
Retail-Restaurants	3.0
Cable/Satellite TV	2.6
E-Commerce/Products	2.4
Oil-Field Services	2.2
Athletic Footwear	2.0
Applications Software	2.0
Agricultural Chemicals	2.0
Medical-Wholesale Drug Distribution	1.9
Wireless Equipment	1.9
Investment Management/Advisor Services	1.9
Airlines	1.8
Electronic Components-Misc.	1.8
Retail-Major Department Stores	1.7
Transport-Rail	1.6
Insurance Brokers	1.6
Casino Hotels	1.6
Engines-Internal Combustion	1.6
Metal Processors & Fabrication	1.5
Apparel Manufacturers	1.5
Finance-Other Services	1.5
Electronic Components-Semiconductors	1.4
Banks-Commercial	1.4
Television	1.3
Rental Auto/Equipment	1.3
Electronic Forms	1.3
Auto/Truck Parts & Equipment-Original	1.2
Medical Information Systems	1.2
Aerospace/Defense-Equipment	1.2
Networking Products	1.1
Computers-Memory Devices	0.9
Oil & Gas Drilling	0.7
Repurchase Agreements	0.4

100.7%

*	Calculated as a percentage of net assets

187

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 100.3%
Aerospace/Defense-Equipment — 1.2%
B/E Aerospace, Inc.†	32,290	$2,749,171

Agricultural Chemicals — 2.0%
Monsanto Co.	39,510	4,468,186

Airlines — 1.8%
American Airlines Group, Inc.	44,060	1,711,731
Delta Air Lines, Inc.	64,480	2,415,421

		4,127,152

Apparel Manufacturers — 1.5%
Under Armour, Inc., Class A†	51,270	3,422,273

Applications Software — 2.0%
salesforce.com, Inc.†	47,280	2,564,940
ServiceNow, Inc.†	32,540	1,913,352

		4,478,292

Athletic Footwear — 2.0%
NIKE, Inc., Class B	60,380	4,657,109

Auto/Truck Parts & Equipment-Original — 1.2%
Delphi Automotive PLC	42,620	2,847,016

Banks-Commercial — 1.4%
First Republic Bank	66,700	3,116,224

Beverages-Wine/Spirits — 3.5%
Brown-Forman Corp., Class B	22,530	1,952,224
Constellation Brands, Inc., Class A†	73,360	6,107,954

		8,060,178

Cable/Satellite TV — 2.6%
Liberty Global PLC, Class A†	13,792	573,747
Liberty Global PLC, Class C†	133,468	5,337,386

		5,911,133

Casino Hotels — 1.6%
Las Vegas Sands Corp.	49,940	3,688,069

Commercial Services-Finance — 4.4%
MasterCard, Inc., Class A	54,490	4,040,433
McGraw Hill Financial, Inc.	41,510	3,329,932
Vantiv, Inc., Class A†	84,570	2,772,205

		10,142,570

Computers — 5.7%
Apple, Inc.	137,378	13,129,215

Computers-Memory Devices — 0.9%
Western Digital Corp.	19,740	1,970,644

E-Commerce/Products — 2.4%
Amazon.com, Inc.†	17,597	5,507,685

E-Commerce/Services — 3.5%
Netflix, Inc.†	9,650	4,079,248
Priceline Group, Inc.†	3,070	3,814,321

		7,893,569

Electronic Components-Misc. — 1.8%
TE Connectivity, Ltd.	65,300	4,041,417

Electronic Components-Semiconductors — 1.4%
Micron Technology, Inc.†	106,330	3,248,382

Electronic Forms — 1.3%
Adobe Systems, Inc.†	41,730	2,883,960

Engines-Internal Combustion — 1.6%
Cummins, Inc.	26,214	3,653,969

Security Description	Shares	Value (Note 2)

Finance-Credit Card — 4.8%
American Express Co.	58,270	$5,127,760
Visa, Inc., Class A	28,190	5,948,372

		11,076,132

Finance-Other Services — 1.5%
Intercontinental Exchange, Inc.	17,640	3,390,761

Insurance Brokers — 1.6%
Aon PLC	43,730	3,689,063

Internet Content-Entertainment — 3.4%
Facebook, Inc., Class A†	108,280	7,866,542

Investment Management/Advisor Services — 1.9%
Affiliated Managers Group, Inc.†	21,458	4,275,506

Medical Information Systems — 1.2%
Cerner Corp.†	50,940	2,811,888

Medical-Biomedical/Gene — 7.9%
Biogen Idec, Inc.†	15,870	5,306,769
Celgene Corp.†	55,490	4,835,954
Gilead Sciences, Inc.†	45,168	4,135,130
Regeneron Pharmaceuticals, Inc.†	7,220	2,283,108
Vertex Pharmaceuticals, Inc.†	17,870	1,588,822

		18,149,783

Medical-Drugs — 3.7%
AbbVie, Inc.	102,510	5,365,374
Bristol-Myers Squibb Co.	61,620	3,119,204

		8,484,578

Medical-Wholesale Drug Distribution — 1.9%
McKesson Corp.	22,970	4,407,024

Metal Processors & Fabrication — 1.5%
Precision Castparts Corp.	15,028	3,438,406

Multimedia — 3.3%
Time Warner, Inc.	42,390	3,519,218
Twenty-First Century Fox, Inc., Class A	127,640	4,043,635

		7,562,853

Networking Products — 1.1%
Palo Alto Networks, Inc.†	29,680	2,399,925

Oil & Gas Drilling — 0.7%
Nabors Industries, Ltd.	58,710	1,594,564

Oil Companies-Exploration & Production — 3.7%
Antero Resources Corp.†	40,474	2,337,778
Pioneer Natural Resources Co.	18,640	4,128,015
Southwestern Energy Co.†	48,390	1,963,666

		8,429,459

Oil-Field Services — 2.2%
Halliburton Co.	74,140	5,114,919

Rental Auto/Equipment — 1.3%
United Rentals, Inc.†	28,740	3,043,566

Retail-Major Department Stores — 1.7%
TJX Cos., Inc.	72,520	3,864,591

Retail-Restaurants — 3.0%
Chipotle Mexican Grill, Inc.†	5,540	3,725,650
Starbucks Corp.	40,400	3,138,272

		6,863,922

Television — 1.3%
CBS Corp., Class B	53,830	3,059,159

188

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Transport-Rail — 1.6%
Canadian Pacific Railway, Ltd.	19,750	$3,751,513

Web Portals/ISP — 5.3%
Google, Inc., Class A†	11,630	6,740,166
Google, Inc., Class C†	9,540	5,453,064

		12,193,230

Wireless Equipment — 1.9%
SBA Communications Corp., Class A†	40,950	4,378,783

Total Long-Term Investment Securities (cost $202,112,504)		229,842,381

Security Description	Shares/ Principal Amount	Value (Note 2)
REPURCHASE AGREEMENT — 0.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 07/30/2014, to be repurchased 08/01/2014 in the amount of $987,000 and collateralized by $1,095,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $1,009,262 (cost $987,000)	$987,000	987,000

TOTAL INVESTMENTS (cost $203,099,504)(1)	100.7%	230,829,381
Liabilities in excess of other assets	(0.7)	(1,585,863)

NET ASSETS	100.0%	$229,243,518

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Computers	$13,129,215	$—	$—	$13,129,215
Medical-Biomedical/Gene	18,149,783	—	—	18,149,783
Web Portals/ISP	12,193,230	—	—	12,193,230
Other Industries*	186,370,153	—	—	186,370,153
Repurchase Agreement	—	987,000	—	987,000

Total	$229,842,381	$987,000	$—	$230,829,381

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

189

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Industry Allocation*

Computers	4.9%
Medical-Biomedical/Gene	4.9
Chemicals-Diversified	3.9
Cable/Satellite TV	3.6
Web Portals/ISP	3.5
Computer Services	3.5
Telephone-Integrated	3.1
Applications Software	3.0
Medical-Drugs	2.9
Electronic Components-Semiconductors	2.8
Retail-Restaurants	2.7
Internet Content-Entertainment	2.6
Oil Companies-Exploration & Production	2.5
Tobacco	2.5
E-Commerce/Services	2.4
Finance-Credit Card	2.3
Retail-Drug Store	1.9
Aerospace/Defense	1.7
Transport-Services	1.5
Enterprise Software/Service	1.5
Medical-Wholesale Drug Distribution	1.5
Beverages-Non-alcoholic	1.4
Aerospace/Defense-Equipment	1.3
Commercial Services-Finance	1.3
Engines-Internal Combustion	1.3
Food-Misc./Diversified	1.2
Retail-Auto Parts	1.2
Food-Meat Products	1.2
Oil-Field Services	1.2
Retail-Regional Department Stores	1.1
Apparel Manufacturers	1.1
Retail-Bedding	1.1
Computer Aided Design	1.1
Real Estate Investment Trusts	1.1
Oil Refining & Marketing	1.1
Cruise Lines	1.1
Semiconductor Components-Integrated Circuits	1.1
Casino Hotels	1.1
Medical Products	1.0
Retail-Apparel/Shoe	1.0
Oil Field Machinery & Equipment	1.0
Diversified Banking Institutions	1.0
Food-Retail	1.0
Instruments-Scientific	1.0
Transport-Rail	1.0
Entertainment Software	1.0
Cosmetics & Toiletries	0.9
Building-Residential/Commercial	0.9
Agricultural Operations	0.8
Containers-Paper/Plastic	0.8
Data Processing/Management	0.8
Auto-Cars/Light Trucks	0.8
Medical-HMO	0.8
Insurance-Multi-line	0.7
Machinery-General Industrial	0.7
Electric-Generation	0.6
Diversified Manufacturing Operations	0.6
Computers-Memory Devices	0.6
Machine Tools & Related Products	0.6
Insurance-Reinsurance	0.5
Airlines	0.5

Theaters	0.5%
Medical-Hospitals	0.5
E-Commerce/Products	0.2

99.0%

*	Calculated as a percentage of net assets

190

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.0%
Aerospace/Defense — 1.7%
Lockheed Martin Corp	30,895	$5,158,538

Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	38,627	4,061,629

Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	53,082	2,463,005

Airlines — 0.5%
Delta Air Lines, Inc.	40,858	1,530,541

Apparel Manufacturers — 1.1%
Michael Kors Holdings, Ltd.†	42,429	3,457,115

Applications Software — 3.0%
Citrix Systems, Inc.†	53,133	3,598,698
Microsoft Corp	93,298	4,026,742
PTC, Inc.†	39,780	1,430,489

		9,055,929

Auto-Cars/Light Trucks — 0.8%
General Motors Co	69,391	2,346,804

Beverages-Non-alcoholic — 1.4%
Coca-Cola Co	57,928	2,275,991
Coca-Cola Enterprises, Inc.	21,277	967,040
PepsiCo, Inc.	12,168	1,072,001

		4,315,032

Building-Residential/Commercial — 0.9%
PulteGroup, Inc.	157,078	2,772,427

Cable/Satellite TV — 3.6%
Comcast Corp., Class A	130,542	7,014,022
Time Warner Cable, Inc	27,955	4,056,270

		11,070,292

Casino Hotels — 1.1%
Wynn Resorts, Ltd.	15,230	3,247,036

Chemicals-Diversified — 3.9%
Dow Chemical Co	66,945	3,418,881
LyondellBasell Industries NV, Class A	51,009	5,419,707
PPG Industries, Inc.	14,859	2,947,431

		11,786,019

Commercial Services-Finance — 1.3%
FleetCor Technologies, Inc.†	30,396	4,036,285

Computer Aided Design — 1.1%
Aspen Technology, Inc.†	78,719	3,419,553

Computer Services — 3.5%
Accenture PLC, Class A	57,936	4,593,166
Cognizant Technology Solutions Corp., Class A†	76,062	3,730,841
International Business Machines Corp.	12,738	2,441,493

		10,765,500

Computers — 4.9%
Apple, Inc	157,157	15,019,494

Computers-Memory Devices — 0.6%
Western Digital Corp.	18,648	1,861,630

Containers-Paper/Plastic — 0.8%
Packaging Corp. of America	36,720	2,429,395

Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co	44,062	2,793,531

Security Description	Shares	Value (Note 2)
Cruise Lines — 1.1%
Royal Caribbean Cruises, Ltd	55,421	$3,305,863

Data Processing/Management — 0.8%
Fidelity National Information Services, Inc	42,802	2,414,033

Diversified Banking Institutions — 1.0%
Bank of America Corp	84,447	1,287,817
Goldman Sachs Group, Inc	10,537	1,821,531

		3,109,348

Diversified Manufacturing Operations — 0.6%
Eaton Corp. PLC	28,536	1,938,165

E-Commerce/Products — 0.2%
Amazon.com, Inc.†	1,914	599,063

E-Commerce/Services — 2.4%
Priceline Group, Inc.†	3,510	4,360,999
TripAdvisor, Inc.†	32,421	3,074,808

		7,435,807

Electric-Generation — 0.6%
AES Corp.	134,530	1,965,483

Electronic Components-Semiconductors — 2.8%
Altera Corp	77,861	2,547,612
Avago Technologies, Ltd	49,820	3,456,511
Broadcom Corp., Class A	65,227	2,495,585

		8,499,708

Engines-Internal Combustion — 1.3%
Cummins, Inc	27,566	3,842,425

Enterprise Software/Service — 1.5%
Oracle Corp	114,186	4,611,972

Entertainment Software — 1.0%
Electronic Arts, Inc.†	88,510	2,973,936

Finance-Credit Card — 2.3%
Discover Financial Services	61,618	3,762,395
Visa, Inc., Class A	16,136	3,404,857

		7,167,252

Food-Meat Products — 1.2%
Tyson Foods, Inc., Class A	96,531	3,591,918

Food-Misc./Diversified — 1.2%
General Mills, Inc.	75,164	3,769,475

Food-Retail — 1.0%
Kroger Co	61,577	3,016,041

Instruments-Scientific — 1.0%
Thermo Fisher Scientific, Inc.	24,783	3,011,134

Insurance-Multi-line — 0.7%
MetLife, Inc.	40,906	2,151,656

Insurance-Reinsurance — 0.5%
Everest Re Group, Ltd.	10,165	1,584,825

Internet Content-Entertainment — 2.6%
Facebook, Inc., Class A†	110,385	8,019,470

Machine Tools & Related Products — 0.6%
Kennametal, Inc.	42,946	1,815,757

Machinery-General Industrial — 0.7%
Roper Industries, Inc	14,356	2,068,269

Medical Products — 1.0%
Cooper Cos., Inc.	19,863	3,195,559

191

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene — 4.9%
Alexion Pharmaceuticals, Inc.†	24,028	$3,820,212
Biogen Idec, Inc.†	16,455	5,502,388
Celgene Corp.†	34,411	2,998,919
Gilead Sciences, Inc.†	12,268	1,123,135
Illumina, Inc.†	8,795	1,406,408

		14,851,062

Medical-Drugs — 2.9%
Bristol-Myers Squibb Co	94,778	4,797,662
Endo International PLC†	44,961	3,015,984
Johnson & Johnson	11,201	1,121,108

		8,934,754

Medical-HMO — 0.8%
Centene Corp.†	15,405	1,110,546
WellPoint, Inc.	10,800	1,185,948

		2,296,494

Medical-Hospitals — 0.5%
HCA Holdings, Inc.†	21,128	1,379,870

Medical-Wholesale Drug Distribution — 1.5%
McKesson Corp.	23,367	4,483,193

Oil Companies-Exploration & Production — 2.5%
Cabot Oil & Gas Corp.	86,262	2,842,333
EOG Resources, Inc	43,520	4,762,829

		7,605,162

Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	44,963	3,188,326

Oil Refining & Marketing — 1.1%
Marathon Petroleum Corp.	39,985	3,337,948

Oil-Field Services — 1.2%
Schlumberger, Ltd.	32,639	3,537,741

Real Estate Investment Trusts — 1.1%
American Tower Corp.	36,124	3,409,744

Retail-Apparel/Shoe — 1.0%
Ross Stores, Inc	49,604	3,194,498

Retail-Auto Parts — 1.2%
AutoZone, Inc.†	7,170	3,707,105

Retail-Bedding — 1.1%
Bed Bath & Beyond, Inc.†	54,117	3,425,065

Retail-Drug Store — 1.9%
CVS Caremark Corp.	51,869	3,960,717
Rite Aid Corp.†	262,503	1,756,145

		5,716,862

Security Description	Shares	Value (Note 2)
Retail-Regional Department Stores — 1.1%
Macy’s, Inc.	60,862	$3,517,215

Retail-Restaurants — 2.7%
McDonald’s Corp.	48,106	4,548,903
Yum! Brands, Inc	55,154	3,827,688

		8,376,591

Semiconductor Components-Integrated Circuits — 1.1%
QUALCOMM, Inc	44,281	3,263,510

Telephone-Integrated — 3.1%
Frontier Communications Corp.	219,496	1,437,699
Verizon Communications, Inc	160,714	8,103,200

		9,540,899

Theaters — 0.5%
Cinemark Holdings, Inc	45,300	1,485,840

Tobacco — 2.5%
Lorillard, Inc.	62,357	3,771,351
Philip Morris International, Inc.	45,886	3,763,111

		7,534,462

Transport-Rail — 1.0%
Union Pacific Corp.	30,372	2,985,871

Transport-Services — 1.5%
United Parcel Service, Inc., Class B	48,135	4,673,427

Web Portals/ISP — 3.5%
Google, Inc., Class A†	10,735	6,221,469
Google, Inc., Class C†	8,091	4,624,816

		10,846,285

Total Long-Term Investment Securities (cost $ 290,666,727)		302,968,838

TOTAL INVESTMENTS (cost $290,666,727)(1)	99.0%	302,968,838
Other assets less liabilities	1.0	3,007,510

NET ASSETS	100.0%	$305,976,348

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks	$302,968,838	$—	$—	$302,968,838

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

192

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	95.3%
Real Estate Management/Services	1.9
Time Deposits	1.6
Real Estate Operations & Development	1.4
Hotels/Motels	0.1

100.3%

*	Calculated as a percentage of net assets

193

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.7%
Hotel/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	8,500	$653,140

Real Estate Investment Trusts — 95.3%
Acadia Realty Trust	51,900	1,465,137
Alexandria Real Estate Equities, Inc.	195,171	15,340,441
Ashford Hospitality Prime, Inc	198,495	3,304,942
AvalonBay Communities, Inc.	23,025	3,409,542
Boston Properties, Inc	193,742	23,142,482
Cedar Realty Trust, Inc	509,180	3,207,834
Corrections Corp. of America	126,325	4,070,192
Cousins Properties, Inc.	200,076	2,476,941
CyrusOne, Inc.	21,432	532,585
DCT Industrial Trust, Inc.	1,318,700	10,325,421
Digital Realty Trust, Inc.	248,100	15,975,159
Douglas Emmett, Inc.	218,300	6,219,367
Duke Realty Corp.	36,800	662,032
Equity Lifestyle Properties, Inc.	226,289	10,022,340
Equity Residential	119,254	7,709,771
Essex Property Trust, Inc	98,613	18,694,066
Excel Trust, Inc.	175,327	2,270,485
Extra Space Storage, Inc	118,600	6,135,178
Federal Realty Investment Trust	127,659	15,587,164
FelCor Lodging Trust, Inc.	950,472	9,951,442
HCP, Inc	477,455	19,828,706
Health Care REIT, Inc.	58,814	3,742,335
Host Hotels & Resorts, Inc.	385,787	8,387,009
Kite Realty Group Trust	561,439	3,424,778
LaSalle Hotel Properties	328,904	11,442,570
Lexington Realty Trust	300,528	3,287,776
Mid-America Apartment Communities, Inc.	186,961	13,072,313
National Retail Properties, Inc	337,546	12,006,511
Piedmont Office Realty Trust, Inc., Class A	602,526	11,719,131
Post Properties, Inc.	215,249	11,666,496
Prologis, Inc.	262,467	10,711,278
Public Storage	110,642	18,987,274

Security Description	Shares/ Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Ramco-Gershenson Properties Trust	34,300	$569,380
Select Income REIT	36,200	1,004,550
Senior Housing Properties Trust	466,847	10,672,122
Simon Property Group, Inc	283,969	47,760,746
SL Green Realty Corp	154,967	16,705,443
Spirit Realty Capital, Inc.	229,500	2,655,315
Sun Communities, Inc	2,400	126,312
Taubman Centers, Inc.	176,800	13,005,408
Terreno Realty Corp.	117,650	2,200,055
UDR, Inc.	342,800	9,968,624
Ventas, Inc.	195,645	12,423,457
Vornado Realty Trust	31,900	3,382,038
Washington Prime Group, Inc.†	242,834	4,587,134
Weyerhaeuser Co.	114,727	3,593,250

		417,432,532

Real Estate Management/Services — 1.9%
WP Carey, Inc.	124,481	8,182,136

Real Estate Operations & Development — 1.4%
Forest City Enterprises, Inc., Class A†	313,191	6,003,871

Total Long-Term Investment Securities (cost $395,486,924)		432,271,679

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Time Deposits — 1.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2014 (cost $6,960,000)	$6,960,000	6,960,000

TOTAL INVESTMENTS (cost $402,446,924)(1)	100.3%	439,231,679
Liabilities in excess of other assets	(0.3)	(1,304,831)

NET ASSETS	100.0%	$437,926,848

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Real Estate Investment Trusts	$417,432,532	$—	$—	$417,432,532
Other Industries*	14,839,147	—	—	14,839,147
Short-Term Investment Securities:
Time Deposits	—	6,960,000	—	6,960,000

Total	$432,271,679	$6,960,000	$—	$439,231,679

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

194

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Chemicals-Specialty	7.8%
U.S. Government Agencies	6.0
Retail-Apparel/Shoe	5.4
Steel-Producers	3.9
Diversified Manufacturing Operations	3.3
Oil Companies-Exploration & Production	2.7
Machinery-Electrical	2.7
Insurance-Reinsurance	2.7
Oil-Field Services	2.6
Machine Tools & Related Products	2.3
Building-Mobile Home/Manufactured Housing	2.3
Oil & Gas Drilling	2.1
Insurance-Life/Health	2.0
Medical Products	2.0
Retail-Automobile	2.0
Transport-Services	2.0
Home Furnishings	1.9
Miscellaneous Manufacturing	1.8
Building & Construction Products-Misc.	1.8
Medical Sterilization Products	1.8
Building-Heavy Construction	1.8
Engineering/R&D Services	1.7
Insurance-Property/Casualty	1.6
Aerospace/Defense-Equipment	1.6
Machinery-Construction & Mining	1.6
Chemicals-Plastics	1.6
Banks-Commercial	1.6
Food-Meat Products	1.5
Auto-Truck Trailers	1.5
Building Products-Wood	1.5
Coatings/Paint	1.4
Electronic Components-Misc.	1.3
Environmental Monitoring & Detection	1.2
Insurance-Multi-line	1.2
Chemicals-Diversified	1.1
Metal Processors & Fabrication	1.1
Transport-Marine	1.1
Transport-Rail	1.1
Building Products-Doors & Windows	1.0
Leisure Products	1.0
Machinery-Farming	1.0
Time Deposits	0.9
Rental Auto/Equipment	0.9
Consulting Services	0.9
Distribution/Wholesale	0.9
Agricultural Operations	0.8
Machinery-General Industrial	0.8
Retail-Auto Parts	0.7
Power Converter/Supply Equipment	0.7
Lasers-System/Components	0.7
Airlines	0.7
Engines-Internal Combustion	0.7
Building-Residential/Commercial	0.7
Batteries/Battery Systems	0.6
Identification Systems	0.5
Human Resources	0.5
Insurance Brokers	0.4
Semiconductor Equipment	0.4

Retail-Leisure Products	0.3%
Retail-Computer Equipment	0.2
Instruments-Controls	0.2
Circuit Boards	0.1

100.2%

*	Calculated as a percentage of net assets

195

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 93.3%
Aerospace/Defense-Equipment — 1.6%
AAR Corp.	277,600	$7,467,440

Agricultural Operations — 0.8%
GrainCorp., Ltd., Class A(1)	450,000	3,608,826

Airlines — 0.7%
SkyWest, Inc.	297,100	3,175,999

Auto-Truck Trailers — 1.5%
Wabash National Corp.†	499,300	6,795,473

Banks-Commercial — 1.6%
Chemical Financial Corp.	115,000	3,174,000
OFG Bancorp	96,300	1,536,948
Peoples Bancorp, Inc.	38,500	898,205
TrustCo Bank Corp.	236,000	1,555,240

		7,164,393

Batteries/Battery Systems — 0.6%
EnerSys.	44,100	2,797,263

Building & Construction Products-Misc. — 1.8%
Drew Industries, Inc.	67,400	3,033,000
Gibraltar Industries, Inc.†	147,700	2,169,713
Simpson Manufacturing Co., Inc.	104,000	3,162,640

		8,365,353

Building Products-Doors & Windows — 1.0%
Apogee Enterprises, Inc.	148,600	4,822,070

Building Products-Wood — 1.5%
Universal Forest Products, Inc.	154,982	6,785,112

Building-Heavy Construction — 1.8%
Granite Construction, Inc.	247,900	8,069,145

Building-Mobile Home/Manufactured Housing — 2.3%
Thor Industries, Inc.	180,000	9,534,600
Winnebago Industries, Inc.†	53,700	1,261,950

		10,796,550

Building-Residential/Commercial — 0.7%
M/I Homes, Inc.†	91,000	1,872,780
MDC Holdings, Inc.	44,500	1,200,165

		3,072,945

Chemicals-Diversified — 1.1%
Axiall Corp.	119,900	5,135,317

Chemicals-Plastics — 1.6%
A. Schulman, Inc.	183,700	7,300,238

Chemicals-Specialty — 7.8%
Cabot Corp.	140,000	7,334,600
H.B. Fuller Co.	210,200	9,385,430
Minerals Technologies, Inc.	73,500	4,268,145
Sensient Technologies Corp.	199,100	10,452,750
Stepan Co.	90,953	4,376,658

		35,817,583

Circuit Boards — 0.1%
Multi-Fineline Electronix, Inc.†	45,779	446,803

Coatings/Paint — 1.4%
RPM International, Inc.	145,000	6,406,100

Consulting Services — 0.9%
Civeo Corp.†	166,338	4,224,985

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 0.9%
Ingram Micro, Inc., Class A†	143,300	$4,112,710

Diversified Manufacturing Operations — 3.3%
Carlisle Cos., Inc.	67,800	5,425,356
EnPro Industries, Inc.†	60,000	4,105,200
Trinity Industries, Inc.	132,800	5,795,392

		15,325,948

Electronic Components-Misc. — 1.3%
Gentex Corp.	206,000	5,953,400

Engineering/R&D Services — 1.7%
EMCOR Group, Inc.	189,500	7,756,235

Engines-Internal Combustion — 0.7%
Briggs & Stratton Corp.	169,100	3,099,603

Environmental Monitoring & Detection — 1.2%
MSA Safety, Inc.	106,923	5,536,473

Food-Meat Products — 1.5%
Maple Leaf Foods, Inc.	385,100	6,947,234

Home Furnishings — 1.9%
Hooker Furniture Corp.	70,500	1,023,660
La-Z-Boy, Inc.	371,100	7,807,944

		8,831,604

Human Resources — 0.5%
Insperity, Inc.	75,000	2,393,250

Identification Systems — 0.5%
Brady Corp., Class A	96,800	2,531,320

Instruments-Controls — 0.2%
Watts Water Technologies, Inc., Class A	14,000	818,440

Insurance Brokers — 0.4%
Arthur J. Gallagher & Co.	42,700	1,921,500

Insurance-Life/Health — 2.0%
Protective Life Corp.	14,300	992,134
StanCorp Financial Group, Inc.	139,500	8,417,430

		9,409,564

Insurance-Multi-line — 1.2%
Assurant, Inc.	11,900	753,984
Old Republic International Corp.	330,000	4,748,700

		5,502,684

Insurance-Property/Casualty — 1.6%
Hanover Insurance Group, Inc.	97,500	5,636,475
HCC Insurance Holdings, Inc.	41,500	1,937,220

		7,573,695

Insurance-Reinsurance — 2.7%
Aspen Insurance Holdings, Ltd.	110,000	4,401,100
Montpelier Re Holdings, Ltd.	145,000	4,281,850
Validus Holdings, Ltd.	96,958	3,541,876

		12,224,826

Lasers-System/Components — 0.7%
Rofin-Sinar Technologies, Inc.†	148,100	3,233,023

Leisure Products — 1.0%
Brunswick Corp.	110,000	4,436,300

Machine Tools & Related Products — 2.3%
Kennametal, Inc.	128,100	5,416,068

196

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machine Tools & Related Products (continued)
Lincoln Electric Holdings, Inc.	81,000	$5,381,640

		10,797,708

Machinery-Construction & Mining — 1.6%
Astec Industries, Inc.	190,500	7,404,735

Machinery-Electrical — 2.7%
Franklin Electric Co., Inc.	106,700	3,910,555
Regal-Beloit Corp.	123,700	8,694,873

		12,605,428

Machinery-Farming — 1.0%
Lindsay Corp.	54,400	4,403,680

Machinery-General Industrial — 0.8%
Applied Industrial Technologies, Inc.	72,300	3,503,658

Medical Products — 2.0%
Hill-Rom Holdings, Inc.	99,200	3,908,480
Teleflex, Inc.	50,000	5,387,000

		9,295,480

Medical Sterilization Products — 1.8%
STERIS Corp.	162,200	8,252,736

Metal Processors & Fabrication — 1.1%
Mueller Industries, Inc.	182,500	5,078,975

Miscellaneous Manufacturing — 1.8%
AptarGroup, Inc.	16,600	1,014,260
Hillenbrand, Inc.	248,718	7,473,976

		8,488,236

Oil & Gas Drilling — 2.1%
Atwood Oceanics, Inc.†	149,100	7,179,165
Rowan Cos. PLC, Class A	84,000	2,563,680

		9,742,845

Oil Companies-Exploration & Production — 2.7%
Energen Corp.	50,000	4,081,500
Unit Corp.†	134,700	8,533,245

		12,614,745

Oil-Field Services — 2.6%
Helix Energy Solutions Group, Inc.†	274,600	6,983,078
Oil States International, Inc.†	81,700	5,007,393

		11,990,471

Power Converter/Supply Equipment — 0.7%
Powell Industries, Inc.	55,800	3,259,278

Rental Auto/Equipment — 0.9%
McGrath RentCorp	122,800	4,242,740

Retail-Apparel/Shoe — 5.4%
Brown Shoe Co., Inc.	272,800	7,690,232
Cato Corp., Class A	125,100	3,860,586
Genesco, Inc.†	97,800	7,459,206
Men’s Wearhouse, Inc.	112,800	5,676,096

		24,686,120

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Auto Parts — 0.7%
Pep Boys-Manny Moe & Jack†	315,900	$3,342,222

Retail-Automobile — 2.0%
Group 1 Automotive, Inc.	125,000	9,240,000

Retail-Computer Equipment — 0.2%
GameStop Corp., Class A	20,400	856,188

Retail-Leisure Products — 0.3%
West Marine, Inc.†	137,500	1,179,750

Semiconductor Equipment — 0.4%
Cohu, Inc.	161,000	1,795,150

Steel-Producers — 3.9%
Carpenter Technology Corp.	132,800	7,189,792
Reliance Steel & Aluminum Co.	75,200	5,132,400
Steel Dynamics, Inc.	260,000	5,514,600

		17,836,792

Transport-Marine — 1.1%
Tidewater, Inc.	105,000	4,963,350

Transport-Rail — 1.1%
Genesee & Wyoming, Inc., Class A†	49,500	4,936,635

Transport-Services — 2.0%
Bristow Group, Inc.	129,200	9,221,004

Total Long-Term Investment Securities (cost $325,055,439)		429,597,330

SHORT-TERM INVESTMENT SECURITIES — 6.9%
Time Deposits — 0.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2014	$4,369,000	4,369,000

U.S. Government Agencies — 6.0%
Federal Home Loan Bank Disc. Notes 0.00% due 08/01/2014	27,500,000	27,500,000

Total Short-Term Investment Securities (cost $31,869,000)		31,869,000

TOTAL INVESTMENTS (cost $356,924,439)(2)	100.2%	461,466,330
Liabilities in excess of other assets	(0.2)	(932,326)

NET ASSETS	100.0%	$460,534,004

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2014. The aggregate value of these securities was $3,608,826 representing 0.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

197

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Agricultural Operations	$—	$3,608,826	$—	$3,608,826
Chemicals-Specialty	35,817,583	—	—	35,817,583
Retail-Apparel/Shoe	24,686,120	—	—	24,686,120
Other Industries*	365,484,801	—	—	365,484,801
Short-Term Investment Securities:
Time Deposits	—	4,369,000	—	4,369,000
U.S. Government Agencies	—	27,500,000	—	27,500,000

Total	$425,988,504	$35,477,826	$—	$461,466,330

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

198

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	4.1%
Medical-Biomedical/Gene	4.0
Repurchase Agreements	3.7
Commercial Services-Finance	3.4
Apparel Manufacturers	3.3
Semiconductor Equipment	2.8
Finance-Investment Banker/Broker	2.5
Retail-Restaurants	2.4
Auto/Truck Parts & Equipment-Original	2.3
E-Commerce/Services	2.1
Banks-Commercial	2.1
Investment Management/Advisor Services	2.0
Enterprise Software/Service	1.9
Distribution/Wholesale	1.9
Diversified Manufacturing Operations	1.8
Lighting Products & Systems	1.7
Medical-Drugs	1.6
Real Estate Management/Services	1.6
Entertainment Software	1.6
Electronic Connectors	1.6
Coatings/Paint	1.5
Retail-Apparel/Shoe	1.5
Filtration/Separation Products	1.5
Electronic Components-Semiconductors	1.5
Building & Construction Products-Misc.	1.5
Internet Content-Entertainment	1.4
Auto-Cars/Light Trucks	1.4
Transport-Marine	1.4
Machinery-Pumps	1.3
Transport-Rail	1.3
Airlines	1.3
Applications Software	1.3
Electronic Measurement Instruments	1.2
Medical-HMO	1.2
Pipelines	1.2
Retail-Mail Order	1.2
Rental Auto/Equipment	1.2
Motorcycle/Motor Scooter	1.2
Computer Aided Design	1.2
Hazardous Waste Disposal	1.1
Physicians Practice Management	1.1
Medical Products	1.1
Hotels/Motels	1.0
Textile-Home Furnishings	1.0
Retirement/Aged Care	1.0
Retail-Auto Parts	1.0
Retail-Catalog Shopping	1.0
Semiconductor Components-Integrated Circuits	1.0
Commercial Services	1.0
Insurance Brokers	1.0
Retail-Jewelry	0.9
Computers-Memory Devices	0.9
Networking Products	0.9
Retail-Perfume & Cosmetics	0.9
Cruise Lines	0.8
Retail-Discount	0.8
Building-Residential/Commercial	0.8
Private Equity	0.8
Telecom Equipment-Fiber Optics	0.8
Computers-Integrated Systems	0.8
Machinery-General Industrial	0.7

Building Products-Cement	0.7%
Medical Instruments	0.7
Retail-Computer Equipment	0.7
Oil Field Machinery & Equipment	0.6
Medical-Outpatient/Home Medical	0.6
Power Converter/Supply Equipment	0.6
Oil-Field Services	0.6
Internet Application Software	0.5
Food-Retail	0.5
Data Processing/Management	0.4
Wireless Equipment	0.4
Internet Security	0.3

100.7%

*	Calculated as a percentage of net assets

199

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 —(unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.0%
Airlines — 1.3%
Delta Air Lines, Inc.	108,600	$4,068,156

Apparel Manufacturers — 3.3%
Michael Kors Holdings, Ltd.†	66,000	5,377,680
Ralph Lauren Corp.	31,700	4,940,762

		10,318,442

Applications Software — 1.3%
ServiceNow, Inc.†	44,100	2,593,080
Tableau Software, Inc., Class A†	21,600	1,404,000

		3,997,080

Auto-Cars/Light Trucks — 1.4%
Tesla Motors, Inc.†	19,600	4,376,680

Auto/Truck Parts & Equipment-Original — 2.3%
BorgWarner, Inc.	71,400	4,444,650
WABCO Holdings, Inc.†	30,100	2,934,148

		7,378,798

Banks-Commercial — 2.1%
East West Bancorp, Inc.	89,200	3,038,152
Signature Bank†	30,400	3,477,456

		6,515,608

Building & Construction Products-Misc. — 1.5%
Fortune Brands Home & Security, Inc.	124,900	4,719,971

Building Products-Cement — 0.7%
Eagle Materials, Inc.	24,600	2,234,172

Building-Residential/Commercial — 0.8%
Toll Brothers, Inc.†	76,200	2,490,978

Coatings/Paint — 1.5%
Sherwin-Williams Co.	23,900	4,928,897

Commercial Services — 1.0%
CoStar Group, Inc.†	21,400	3,075,822

Commercial Services-Finance — 3.4%
Alliance Data Systems Corp.†	22,600	5,927,754
Moody’s Corp.	56,800	4,941,600

		10,869,354

Computer Aided Design — 1.2%
Autodesk, Inc.†	68,800	3,670,480

Computers-Integrated Systems — 0.8%
VeriFone Systems, Inc.†	72,200	2,419,422

Computers-Memory Devices — 0.9%
SanDisk Corp.	31,400	2,879,694

Cruise Lines — 0.8%
Norwegian Cruise Line Holdings, Ltd.†	79,041	2,590,964

Data Processing/Management — 0.4%
CommVault Systems, Inc.†	29,800	1,430,996

Distribution/Wholesale — 1.9%
HD Supply Holdings, Inc.†	142,600	3,624,892
Watsco, Inc.	25,600	2,292,992

		5,917,884

Diversified Manufacturing Operations — 1.8%
Carlisle Cos., Inc.	43,200	3,456,864
Colfax Corp.†	35,800	2,254,326

		5,711,190

Security Description	Shares	Value (Note 2)

E-Commerce/Services — 2.1%
Netflix, Inc.†	10,250	$4,332,880
TripAdvisor, Inc.†	26,200	2,484,808

		6,817,688

Electronic Components-Semiconductors — 1.5%
Avago Technologies, Ltd.	68,100	4,724,778

Electronic Connectors — 1.6%
Amphenol Corp., Class A	52,000	5,000,840

Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.	69,700	3,909,473

Enterprise Software/Service — 1.9%
Concur Technologies, Inc.†	18,300	1,701,168
Guidewire Software, Inc.†	46,600	1,887,300
Workday, Inc., Class A†	28,400	2,381,056

		5,969,524

Entertainment Software — 1.6%
Electronic Arts, Inc.†	149,400	5,019,840

Filtration/Separation Products — 1.5%
Pall Corp.	61,100	4,733,417

Finance-Investment Banker/Broker — 2.5%
Lazard, Ltd., Class A	91,100	4,764,530
TD Ameritrade Holding Corp.	95,100	3,054,612

		7,819,142

Food-Retail — 0.5%
Sprouts Farmers Market, Inc.†	50,000	1,525,500

Hazardous Waste Disposal — 1.1%
Stericycle, Inc.†	30,560	3,595,384

Hotel/Motels — 1.0%
Hilton Worldwide Holdings, Inc.†	137,100	3,319,191

Insurance Brokers — 1.0%
Aon PLC	36,000	3,036,960

Internet Application Software — 0.5%
Splunk, Inc.†	33,700	1,584,574

Internet Content-Entertainment — 1.4%
Pandora Media, Inc.†	113,500	2,851,120
Twitter, Inc.†	36,100	1,631,359

		4,482,479

Internet Security — 0.3%
FireEye, Inc.†	26,400	937,200

Investment Management/Advisor Services — 2.0%
Affiliated Managers Group, Inc.†	31,200	6,216,600

Lighting Products & Systems — 1.7%
Acuity Brands, Inc.	51,600	5,535,132

Machinery-General Industrial — 0.7%
Middleby Corp.†	31,200	2,273,232

Machinery-Pumps — 1.3%
Flowserve Corp.	55,400	4,101,816

Medical Instruments — 0.7%
Bruker Corp.†	97,300	2,211,629

Medical Products — 1.1%
Sirona Dental Systems, Inc.†	43,200	3,464,640

200

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 —(unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical-Biomedical/Gene — 4.0%
Alexion Pharmaceuticals, Inc.†	13,400	$2,130,466
Illumina, Inc.†	44,320	7,087,211
Vertex Pharmaceuticals, Inc.†	38,400	3,414,144

		12,631,821

Medical-Drugs — 1.6%
Jazz Pharmaceuticals PLC†	16,046	2,242,108
Valeant Pharmaceuticals International, Inc.†	25,500	2,993,445

		5,235,553

Medical-HMO — 1.2%
Humana, Inc.	32,120	3,778,918

Medical-Outpatient/Home Medical — 0.6%
Premier, Inc., Class A†	70,700	2,000,810

Motorcycle/Motor Scooter — 1.2%
Harley-Davidson, Inc.	59,500	3,678,290

Networking Products — 0.9%
Palo Alto Networks, Inc.†	35,100	2,838,186

Oil Companies-Exploration & Production — 4.1%
Antero Resources Corp.†	38,300	2,212,208
Cabot Oil & Gas Corp.	77,800	2,563,510
Concho Resources, Inc.†	35,600	5,012,480
Laredo Petroleum, Inc.†	114,300	3,102,102

		12,890,300

Oil Field Machinery & Equipment — 0.6%
Dril-Quip, Inc.†	20,400	2,055,708

Oil-Field Services — 0.6%
Frank’s International NV	84,233	1,949,994

Physicians Practice Management — 1.1%
Envision Healthcare Holdings, Inc.†	97,200	3,474,900

Pipelines — 1.2%
Plains All American Pipeline LP	65,000	3,727,750

Power Converter/Supply Equipment — 0.6%
Generac Holdings, Inc.	45,200	1,961,680

Private Equity — 0.8%
Blackstone Group LP	75,500	2,467,340

Real Estate Management/Services — 1.6%
CBRE Group, Inc., Class A†	168,300	5,190,372

Rental Auto/Equipment — 1.2%
Hertz Global Holdings, Inc.†	131,300	3,705,286

Retail-Apparel/Shoe — 1.5%
Lululemon Athletica, Inc.†	57,200	2,200,484
Urban Outfitters, Inc.†	75,400	2,694,042

		4,894,526

Retail-Auto Parts — 1.0%
Advance Auto Parts, Inc.	27,100	3,282,081

Retail-Catalog Shopping — 1.0%
MSC Industrial Direct Co., Inc., Class A	38,200	3,258,078

Retail-Computer Equipment — 0.7%
GameStop Corp., Class A	52,600	2,207,622

Retail-Discount — 0.8%
Big Lots, Inc.	57,300	2,506,875

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Jewelry — 0.9%
Signet Jewelers, Ltd.	29,400	$2,992,626

Retail-Mail Order — 1.2%
Williams-Sonoma, Inc.	55,400	3,715,678

Retail-Perfume & Cosmetics — 0.9%
Ulta Salon Cosmetics & Fragrance, Inc.†	29,400	2,714,502

Retail-Restaurants — 2.4%
Chipotle Mexican Grill, Inc.†	6,700	4,505,750
Panera Bread Co., Class A†	20,300	2,990,190

		7,495,940

Retirement/Aged Care — 1.0%
Brookdale Senior Living, Inc.†	95,600	3,312,540

Semiconductor Components-Integrated Circuits — 1.0%
NXP Semiconductor NV†	51,500	3,211,025

Semiconductor Equipment — 2.8%
Applied Materials, Inc.	251,100	5,263,056
Lam Research Corp.	51,000	3,570,000

		8,833,056

Telecom Equipment-Fiber Optics — 0.8%
Ciena Corp.†	124,300	2,427,579

Textile-Home Furnishings — 1.0%
Mohawk Industries, Inc.†	26,600	3,318,882

Transport-Marine — 1.4%
Kirby Corp.†	36,900	4,297,374

Transport-Rail — 1.3%
Canadian Pacific Railway, Ltd.	21,500	4,083,925

Wireless Equipment — 0.4%
Aruba Networks, Inc.†	76,000	1,357,360

Total Long-Term Investment Securities (cost $251,175,291)		307,370,204

REPURCHASE AGREEMENT — 3.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 07/31/2014, to be repurchased 08/01/2014 in the amount $11,829,000 collateralized by $13,095,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $12,069,662 (cost $11,829,000)	$11,829,000	11,829,000

TOTAL INVESTMENTS (cost $263,004,291)(1)	100.7%	319,199,204
Liabilities in excess of other assets	(0.7)	(2,198,774)

NET ASSETS	100.0%	$317,000,430

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

201

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 —(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks	$307,370,204	$—	$—	$307,370,204
Repurchase Agreement	—	11,829,000	—	11,829,000

Total	$307,370,204	$11,829,000	$—	$319,199,204

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

202

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Commercial Services-Finance	5.8%
Medical-Biomedical/Gene	4.3
Medical-Drugs	4.0
Medical Products	3.4
Computer Services	3.1
Transport-Truck	3.0
Airlines	2.7
Physicians Practice Management	2.7
Repurchase Agreements	2.7
Commercial Services	2.7
Applications Software	2.6
Banks-Commercial	2.5
Oil Companies-Exploration & Production	2.5
Wireless Equipment	2.3
Retail-Restaurants	2.3
Diversified Manufacturing Operations	2.3
Machinery-General Industrial	2.1
Beverages-Wine/Spirits	2.0
Consulting Services	1.9
Distribution/Wholesale	1.8
Apparel Manufacturers	1.6
Computer Aided Design	1.5
Chemicals-Specialty	1.5
Investment Management/Advisor Services	1.4
Enterprise Software/Service	1.4
Industrial Automated/Robotic	1.4
Computer Software	1.3
Rubber/Plastic Products	1.3
Internet Content-Information/News	1.3
Real Estate Investment Trusts	1.3
Internet Content-Entertainment	1.3
Retail-Automobile	1.3
Rental Auto/Equipment	1.3
Lighting Products & Systems	1.2
Theaters	1.2
Oil & Gas Drilling	1.2
Medical Information Systems	1.2
Auto/Truck Parts & Equipment-Original	1.2
Retail-Auto Parts	1.1
Instruments-Scientific	1.1
Telecom Services	1.1
Tools-Hand Held	1.0
Retail-Home Furnishings	1.0
Retail-Apparel/Shoe	1.0
Schools	1.0
Satellite Telecom	1.0
Instruments-Controls	1.0
Aerospace/Defense-Equipment	1.0
Internet Incubators	0.9
Diagnostic Equipment	0.9
Electronic Measurement Instruments	0.9
Food-Wholesale/Distribution	0.9
Computers-Memory Devices	0.9
E-Commerce/Products	0.9
Oil Refining & Marketing	0.8
Machinery-Pumps	0.8
Computers-Periphery Equipment	0.7
Medical Instruments	0.7
Therapeutics	0.4
Food-Misc./Diversified	0.4
Insurance Brokers	0.3

100.4%

*	Calculated as a percentage of net assets

203

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.7%
Aerospace/Defense-Equipment — 1.0%
B/E Aerospace, Inc.†	14,120	$1,202,177

Airlines — 2.7%
Copa Holdings SA, Class A	10,840	1,646,271
Spirit Airlines, Inc.†	27,580	1,804,283

		3,450,554

Apparel Manufacturers — 1.6%
Under Armour, Inc., Class A†	30,350	2,025,862

Applications Software — 2.6%
ServiceNow, Inc.†	31,115	1,829,562
Tableau Software, Inc., Class A†	21,312	1,385,280

		3,214,842

Auto/Truck Parts & Equipment-Original — 1.2%
Gentherm, Inc.†	35,210	1,473,538

Banks-Commercial — 2.5%
First Republic Bank	35,030	1,636,601
Texas Capital Bancshares, Inc.†	29,995	1,561,240

		3,197,841

Beverages-Wine/Spirits — 2.0%
Constellation Brands, Inc., Class A†	30,060	2,502,796

Chemicals-Specialty — 1.5%
W.R. Grace & Co.†	20,350	1,851,850

Commercial Services — 2.7%
CoStar Group, Inc.†	11,416	1,640,822
Quanta Services, Inc.†	52,760	1,766,932

		3,407,754

Commercial Services-Finance — 5.8%
Alliance Data Systems Corp.†	5,670	1,487,184
Euronet Worldwide, Inc.†	34,670	1,734,887
SEI Investments Co.	50,633	1,813,674
Vantiv, Inc., Class A†	69,249	2,269,982

		7,305,727

Computer Aided Design — 1.5%
Aspen Technology, Inc.†	43,634	1,895,461

Computer Services — 3.1%
FleetMatics Group PLC†	35,571	1,123,688
IHS, Inc., Class A†	21,156	2,779,264

		3,902,952

Computer Software — 1.3%
Cornerstone OnDemand, Inc.†	40,240	1,683,642

Computers-Memory Devices — 0.9%
Nimble Storage, Inc.†	41,980	1,086,442

Computers-Periphery Equipment — 0.7%
Stratasys, Ltd.†	9,275	932,508

Consulting Services — 1.9%
Advisory Board Co.†	22,450	1,125,643
Towers Watson & Co., Class A	12,552	1,280,555

		2,406,198

Diagnostic Equipment — 0.9%
Cepheid†	30,737	1,156,941

Distribution/Wholesale — 1.8%
LKQ Corp.†	85,656	2,240,333

Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations — 2.3%
Carlisle Cos., Inc.	20,820	$1,666,017
Colfax Corp.†	18,589	1,170,549

		2,836,566

E-Commerce/Products — 0.9%
Vipshop Holdings, Ltd. ADR†	5,180	1,064,697

Electronic Measurement Instruments — 0.9%
FLIR Systems, Inc.	33,680	1,120,870

Enterprise Software/Service — 1.4%
Guidewire Software, Inc.†	43,960	1,780,380

Food-Misc./Diversified — 0.4%
Annie’s, Inc.†	15,642	456,434

Food-Wholesale/Distribution — 0.9%
United Natural Foods, Inc.†	18,780	1,100,884

Industrial Automated/Robotic — 1.4%
Cognex Corp.†	42,350	1,735,503

Instruments-Controls — 1.0%
Sensata Technologies Holding NV†	26,870	1,242,469

Instruments-Scientific — 1.1%
FEI Co.	18,480	1,415,568

Insurance Brokers — 0.3%
eHealth, Inc.†	18,960	392,472

Internet Content-Entertainment — 1.3%
Shutterstock, Inc.†	20,485	1,596,601

Internet Content-Information/News — 1.3%
Yelp, Inc.†	24,420	1,640,047

Internet Incubators — 0.9%
HomeAway, Inc.†	33,790	1,173,189

Investment Management/Advisor Services — 1.4%
Affiliated Managers Group, Inc.†	9,020	1,797,235

Lighting Products & Systems — 1.2%
Acuity Brands, Inc.	14,380	1,542,543

Machinery-General Industrial — 2.1%
Wabtec Corp.	32,070	2,587,408

Machinery-Pumps — 0.8%
Graco, Inc.	13,032	966,323

Medical Information Systems — 1.2%
athenahealth, Inc.†	12,140	1,510,216

Medical Instruments — 0.7%
DexCom, Inc.†	23,120	871,162

Medical Products — 3.4%
Cooper Cos., Inc.	14,690	2,363,327
Wright Medical Group, Inc.†	61,651	1,900,084

		4,263,411

Medical-Biomedical/Gene — 4.3%
Alnylam Pharmaceuticals, Inc.†	17,030	920,472
BioMarin Pharmaceutical, Inc.†	19,400	1,199,308
Novavax, Inc.†	156,201	676,350
NPS Pharmaceuticals, Inc.†	21,464	599,704
Puma Biotechnology, Inc.†	9,120	2,022,086

		5,417,920

Medical-Drugs — 4.0%
Alkermes PLC†	31,940	1,365,755
Jazz Pharmaceuticals PLC†	12,500	1,746,625

204

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Salix Pharmaceuticals, Ltd.†	14,420	$1,902,142

		5,014,522

Oil & Gas Drilling — 1.2%
Nabors Industries, Ltd.	56,190	1,526,120

Oil Companies-Exploration & Production — 2.5%
Diamondback Energy, Inc.†	18,680	1,536,056
Gulfport Energy Corp.†	5,589	298,508
Sanchez Energy Corp.†	41,948	1,330,591

		3,165,155

Oil Refining & Marketing — 0.8%
Delek US Holdings, Inc.	35,030	1,023,577

Physicians Practice Management — 2.7%
Envision Healthcare Holdings, Inc.†	54,182	1,937,006
MEDNAX, Inc.†	25,160	1,488,969

		3,425,975

Real Estate Investment Trusts — 1.3%
CBS Outdoor Americas, Inc.	49,251	1,639,566

Rental Auto/Equipment — 1.3%
United Rentals, Inc.†	14,970	1,585,323

Retail-Apparel/Shoe — 1.0%
Kate Spade & Co.†	34,110	1,290,381

Retail-Auto Parts — 1.1%
Advance Auto Parts, Inc.	11,745	1,422,437

Retail-Automobile — 1.3%
Lithia Motors, Inc., Class A	17,880	1,588,638

Retail-Home Furnishings — 1.0%
Restoration Hardware Holdings, Inc.†	15,801	1,292,364

Retail-Restaurants — 2.3%
Domino’s Pizza, Inc.	25,900	1,864,800
Krispy Kreme Doughnuts, Inc.†	65,290	999,590

		2,864,390

Rubber/Plastic Products — 1.3%
Proto Labs, Inc.†	20,410	1,653,210

Security Description	Shares	Value (Note 2)
Satellite Telecom — 1.0%
DigitalGlobe, Inc.†	48,434	$1,266,549

Schools — 1.0%
Bright Horizons Family Solutions, Inc.†	31,020	1,289,501

Telecom Services — 1.1%
tw telecom, Inc.†	34,100	1,389,234

Theaters — 1.2%
Cinemark Holdings, Inc.	46,960	1,540,288

Therapeutics — 0.4%
GW Pharmaceuticals PLC ADR†	6,520	551,592

Tools-Hand Held — 1.0%
Snap-on, Inc.	10,920	1,312,584

Transport-Truck — 3.0%
Old Dominion Freight Line, Inc.†	37,390	2,373,517
Swift Transportation Co.†	68,174	1,394,158

		3,767,675

Wireless Equipment — 2.3%
SBA Communications Corp., Class A†	27,229	2,911,597

Total Long-Term Investment Securities (cost $102,214,027)		122,969,994

REPURCHASE AGREEMENT — 2.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 07/31/2014, to be repurchased 08/01/2014 in the amount $3,419,000 collateralized by $3,785,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $3,488,634 (cost $3,419,000)	$3,419,000	3,419,000

TOTAL INVESTMENTS (cost $105,633,027)(1)	100.4%	126,388,994
Liabilities in excess of other assets	(0.4)	(482,141)

NET ASSETS	100.0%	$125,906,853

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Commercial Services-Finance	$7,305,727	$—	$—	$7,305,727
Other Industries*	115,664,267	—	—	115,664,267
Repurchase Agreement	—	3,419,000	—	3,419,000

Total	$122,969,994	$3,419,000	$—	$126,388,994

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry clasification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

205

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	4.8%
Diversified Manufacturing Operations	4.0
Medical Instruments	3.7
Human Resources	3.3
Time Deposits	3.0
Banks-Commercial	2.9
Oil Companies-Exploration & Production	2.8
Enterprise Software/Service	2.6
Semiconductor Components-Integrated Circuits	2.6
Applications Software	2.5
Medical-Hospitals	2.5
Retail-Restaurants	2.3
Electronic Components-Semiconductors	2.2
Auto/Truck Parts & Equipment-Original	1.9
Building & Construction-Misc.	1.9
Finance-Investment Banker/Broker	1.9
Commercial Services-Finance	1.9
Medical-Drugs	1.7
Chemicals-Specialty	1.5
Building Products-Air & Heating	1.3
Theaters	1.3
Electronic Design Automation	1.3
Leisure Products	1.3
Retirement/Aged Care	1.2
Retail-Discount	1.2
Engineering/R&D Services	1.2
Apparel Manufacturers	1.2
Motion Pictures & Services	1.1
Audio/Video Products	1.1
Research & Development	1.1
Instruments-Controls	1.1
Investment Management/Advisor Services	1.1
Industrial Automated/Robotic	1.1
Medical Products	1.1
Web Hosting/Design	1.1
Building & Construction Products-Misc.	1.1
Medical-Generic Drugs	1.0
E-Marketing/Info	1.0
Telecommunication Equipment	1.0
Food-Canned	1.0
Computer Aided Design	1.0
Office Furnishings-Original	1.0
Patient Monitoring Equipment	1.0
Commercial Services	1.0
Computer Services	1.0
Electronic Security Devices	0.9
Chemicals-Plastics	0.9
Wire & Cable Products	0.9
Oil-Field Services	0.9
Instruments-Scientific	0.9
Steel-Producers	0.8
Computer Software	0.8
Computers-Integrated Systems	0.8
Dental Supplies & Equipment	0.8
Distribution/Wholesale	0.8
Food-Dairy Products	0.8
Oil Field Machinery & Equipment	0.8
Footwear & Related Apparel	0.7
Hazardous Waste Disposal	0.7
Transport-Truck	0.7
Internet Content-Information/News	0.7

Telecom Equipment-Fiber Optics	0.7%
Consumer Products-Misc.	0.6
Broadcast Services/Program	0.6
Home Furnishings	0.6
Building-Residential/Commercial	0.6
Transport-Marine	0.5
Retail-Gardening Products	0.5
Transactional Software	0.5
Data Processing/Management	0.5
Food-Misc./Diversified	0.5
Machinery-General Industrial	0.4

97.8%

*	Calculated as a percentage of net assets

206

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 94.8%
Apparel Manufacturers — 1.2%
G-III Apparel Group, Ltd.†	41,911	$3,255,227

Applications Software — 2.5%
Dealertrack Technologies, Inc.†	50,026	1,879,477
InterXion Holding NV†	57,359	1,560,165
PTC, Inc.†	99,125	3,564,535

		7,004,177

Audio/Video Products — 1.1%
Harman International Industries, Inc.	29,670	3,220,679

Auto/Truck Parts & Equipment-Original — 1.9%
Tenneco, Inc.†	44,907	2,860,576
TRW Automotive Holdings Corp.†	25,201	2,577,810

		5,438,386

Banks-Commercial — 2.9%
East West Bancorp, Inc.	73,976	2,519,623
Signature Bank†	20,882	2,388,692
SVB Financial Group†	31,075	3,387,796

		8,296,111

Broadcast Services/Program — 0.6%
Nexstar Broadcasting Group, Inc., Class A	39,161	1,824,511

Building & Construction Products-Misc. — 1.1%
Owens Corning	38,921	1,325,260
Trex Co., Inc.†	59,101	1,663,693

		2,988,953

Building & Construction-Misc. — 1.9%
Dycom Industries, Inc.†	98,062	2,757,503
MasTec, Inc.†	93,967	2,554,963

		5,312,466

Building Products-Air & Heating — 1.3%
Lennox International, Inc.	43,590	3,719,099

Building-Residential/Commercial — 0.6%
Taylor Morrison Home Corp., Class A†	89,480	1,590,954

Chemicals-Plastics — 0.9%
PolyOne Corp.	68,686	2,606,634

Chemicals-Specialty — 1.5%
Cytec Industries, Inc.	20,695	2,087,091
Methanex Corp.	33,695	2,192,533

		4,279,624

Commercial Services — 1.0%
CoStar Group, Inc.†	18,867	2,711,754

Commercial Services-Finance — 1.9%
Euronet Worldwide, Inc.†	46,163	2,309,996
WEX, Inc.†	27,367	2,953,447

		5,263,443

Computer Aided Design — 1.0%
Aspen Technology, Inc.†	64,145	2,786,459

Computer Services — 1.0%
Manhattan Associates, Inc.†	91,156	2,676,340

Computer Software — 0.8%
Cornerstone OnDemand, Inc.†	55,425	2,318,982

Computers-Integrated Systems — 0.8%
Jack Henry & Associates, Inc.	38,325	2,236,264

Security Description	Shares	Value (Note 2)
Consumer Products-Misc. — 0.6%
Jarden Corp.†	32,751	$1,830,781

Data Processing/Management — 0.5%
CommVault Systems, Inc.†	28,874	1,386,529

Dental Supplies & Equipment — 0.8%
Align Technology, Inc.†	40,882	2,216,213

Distribution/Wholesale — 0.8%
WESCO International, Inc.†	27,906	2,190,342

Diversified Manufacturing Operations — 4.0%
A.O. Smith Corp.	79,180	3,697,706
Carlisle Cos., Inc.	34,673	2,774,534
EnPro Industries, Inc.†	40,346	2,760,473
ITT Corp.	46,995	2,160,360

		11,393,073

E-Marketing/Info — 1.0%
Marketo, Inc.†	104,785	2,865,870

Electronic Components-Semiconductors — 2.2%
Cavium, Inc.†	55,174	2,573,867
IPG Photonics Corp.†	22,691	1,528,239
Silicon Laboratories, Inc.†	51,597	2,101,546

		6,203,652

Electronic Design Automation — 1.3%
Cadence Design Systems, Inc.†	212,471	3,575,887

Electronic Security Devices — 0.9%
Taser International, Inc.†	219,152	2,642,973

Engineering/R&D Services — 1.2%
Foster Wheeler AG	101,068	3,331,201

Enterprise Software/Service — 2.6%
Guidewire Software, Inc.†	91,476	3,704,778
Qlik Technologies, Inc.†	67,702	1,791,395
Ultimate Software Group, Inc.†	13,362	1,802,667

		7,298,840

Finance-Investment Banker/Broker — 1.9%
Evercore Partners, Inc., Class A	57,541	3,139,437
Stifel Financial Corp.†	47,427	2,171,682

		5,311,119

Food-Canned — 1.0%
TreeHouse Foods, Inc.†	38,271	2,812,919

Food-Dairy Products — 0.8%
WhiteWave Foods Co., Class A†	71,953	2,143,480

Food-Misc./Diversified — 0.5%
B&G Foods, Inc.	45,797	1,285,522

Footwear & Related Apparel — 0.7%
Steven Madden, Ltd.†	65,061	2,072,193

Hazardous Waste Disposal — 0.7%
Clean Harbors, Inc.†	35,923	2,070,243

Home Furnishings — 0.6%
La-Z-Boy, Inc.	77,537	1,631,378

Human Resources — 3.3%
On Assignment, Inc.†	63,867	1,725,048
Team Health Holdings, Inc.†	76,327	4,316,292
TrueBlue, Inc.†	115,482	3,116,859

		9,158,199

207

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Industrial Automated/Robotic — 1.1%
Cognex Corp.†	74,831	$3,066,574

Instruments-Controls — 1.1%
Woodward, Inc.	62,532	3,124,099

Instruments-Scientific — 0.9%
Fluidigm Corp.†	83,647	2,394,814

Internet Content-Information/News — 0.7%
Yelp, Inc.†	29,677	1,993,107

Investment Management/Advisor Services — 1.1%
Affiliated Managers Group, Inc.†	15,452	3,078,811

Leisure Products — 1.3%
Brunswick Corp.	88,116	3,553,718

Machinery-General Industrial — 0.4%
Manitowoc Co., Inc.	47,318	1,256,766

Medical Instruments — 3.7%
Bruker Corp.†	162,001	3,682,283
DexCom, Inc.†	61,156	2,304,358
Techne Corp.	30,728	2,867,537
Thoratec Corp.†	51,603	1,677,097

		10,531,275

Medical Products — 1.1%
Wright Medical Group, Inc.†	99,267	3,059,409

Medical-Biomedical/Gene — 4.8%
Cubist Pharmaceuticals, Inc.†	56,039	3,412,775
Intercept Pharmaceuticals, Inc.†	3,189	740,996
Medivation, Inc.†	51,909	3,853,205
NPS Pharmaceuticals, Inc.†	124,432	3,476,630
Synageva BioPharma Corp.†	30,761	2,104,360

		13,587,966

Medical-Drugs — 1.7%
Clovis Oncology, Inc.†	37,776	1,376,935
Pacira Pharmaceuticals, Inc.†	38,473	3,539,516

		4,916,451

Medical-Generic Drugs — 1.0%
Impax Laboratories, Inc.†	123,644	2,892,033

Medical-Hospitals — 2.5%
Acadia Healthcare Co., Inc.†	73,626	3,509,015
Tenet Healthcare Corp.†	64,207	3,388,204

		6,897,219

Motion Pictures & Services — 1.1%
Lions Gate Entertainment Corp.	104,644	3,223,035

Office Furnishings-Original — 1.0%
Steelcase, Inc., Class A	181,214	2,736,331

Oil Companies-Exploration & Production — 2.8%
Laredo Petroleum, Inc.†	104,729	2,842,345
PDC Energy, Inc.†	40,305	2,186,950
Stone Energy Corp.†	72,103	2,743,519

		7,772,814

Oil Field Machinery & Equipment — 0.8%
Dril-Quip, Inc.†	21,105	2,126,751

Oil-Field Services — 0.9%
Superior Energy Services, Inc.	75,009	2,520,302

Security Description	Shares/ Principal Amount	Value (Note 2)
Patient Monitoring Equipment — 1.0%
Insulet Corp.†	76,911	$2,718,035

Research & Development — 1.1%
PAREXEL International Corp.†	58,894	3,154,363

Retail-Discount — 1.2%
Tuesday Morning Corp.†	204,869	3,372,144

Retail-Gardening Products — 0.5%
Tractor Supply Co.	22,727	1,412,938

Retail-Restaurants — 2.3%
Fiesta Restaurant Group, Inc.†	46,809	2,124,192
Jack in the Box, Inc.	37,403	2,139,078
Texas Roadhouse, Inc.	84,738	2,108,281

		6,371,551

Retirement/Aged Care — 1.2%
Capital Senior Living Corp.†	140,894	3,471,628

Semiconductor Components-Integrated Circuits — 2.6%
Atmel Corp.†	269,437	2,209,383
Integrated Device Technology, Inc.†	202,800	2,912,208
Power Integrations, Inc.	39,376	2,119,610

		7,241,201

Steel-Producers — 0.8%
Commercial Metals Co.	135,958	2,343,916

Telecom Equipment-Fiber Optics — 0.7%
Finisar Corp.†	93,020	1,835,285

Telecommunication Equipment — 1.0%
ARRIS Group, Inc.†	82,849	2,830,950

Theaters — 1.3%
Cinemark Holdings, Inc.	111,157	3,645,950

Transactional Software — 0.5%
Bottomline Technologies de, Inc.†	49,395	1,398,372

Transport-Marine — 0.5%
Kirby Corp.†	13,036	1,518,173

Transport-Truck — 0.7%
Werner Enterprises, Inc.	82,452	2,026,670

Web Hosting/Design — 1.1%
Web.com Group, Inc.†	54,485	1,446,577
Wix.com, Ltd.†	91,947	1,558,501

		3,005,078

Wire & Cable Products — 0.9%
Belden, Inc.	37,714	2,560,781

Total Long-Term Investment Securities (cost $235,426,054)		266,588,987

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Time Deposits — 3.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/2014 (cost $8,575,000)	$8,575,000	8,575,000

TOTAL INVESTMENTS (cost $244,001,054)(1)	97.8%	275,163,987
Other assets less liabilities	2.2	6,119,906

NET ASSETS	100.0%	$281,283,893

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

208

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks	$266,588,987	$—	$—	$266,588,987
Short-Term Investment Securities:
Time Deposits	—	8,575,000	—	8,575,000

Total	$266,588,987	$8,575,000	$—	$275,163,987

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

209

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	16.2%
Repurchase Agreement	7.2
Internet Content-Entertainment	6.2
Oil-Field Services	6.1
Finance-Credit Card	5.8
E-Commerce/Services	4.9
Transport-Rail	4.2
Agricultural Chemicals	4.0
Cable/Satellite TV	4.0
Web Portals/ISP	3.9
Casino Hotels	3.9
Multimedia	3.7
Coatings/Paint	3.7
Oil Companies-Exploration & Production	3.2
Hotels/Motels	2.9
Retail-Restaurants	2.8
Coffee	2.6
Retail-Building Products	2.3
Aerospace/Defense	2.3
Computers	2.0
Finance-Investment Banker/Broker	1.9
Semiconductor Equipment	1.9
Applications Software	1.9
Medical-Drugs	1.8
Medical-Hospitals	0.6

100.0%

*	Calculated as a percentage of net assets

210

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 92.8%
Aerospace/Defense — 2.3%
General Dynamics Corp.	59,993	$7,005,383

Agricultural Chemicals — 4.0%
Monsanto Co.	106,694	12,066,024

Applications Software — 1.9%
salesforce.com, Inc.†	103,016	5,588,618

Cable/Satellite TV — 4.0%
Comcast Corp., Class A	221,962	11,926,018

Casino Hotels — 3.9%
Wynn Resorts, Ltd.	54,877	11,699,776

Coatings/Paint — 3.7%
Sherwin-Williams Co.	54,304	11,199,114

Coffee — 2.6%
Keurig Green Mountain, Inc.	64,879	7,738,767

Computers — 2.0%
Apple, Inc.	62,002	5,925,531

E-Commerce/Services — 4.9%
Priceline Group, Inc.†	11,795	14,654,698

Finance-Credit Card — 5.8%
American Express Co.	61,433	5,406,104
Visa, Inc., Class A	56,239	11,866,991

		17,273,095

Finance-Investment Banker/Broker — 1.9%
Charles Schwab Corp.	209,161	5,804,218

Hotel/Motels — 2.9%
Starwood Hotels & Resorts Worldwide, Inc.	115,084	8,843,054

Internet Content-Entertainment — 6.2%
Facebook, Inc., Class A†	256,054	18,602,323

Medical-Biomedical/Gene — 16.2%
Biogen Idec, Inc.†	51,084	17,081,979
Celgene Corp.†	94,562	8,241,078
Gilead Sciences, Inc.†	256,616	23,493,195

		48,816,252

Medical-Drugs — 1.8%
Pacira Pharmaceuticals, Inc.†	58,839	5,413,188

Medical-Hospitals — 0.6%
HCA Holdings, Inc.	27,076	1,768,334

Multimedia — 3.7%
Walt Disney Co.	130,661	11,221,167

Oil Companies-Exploration & Production — 3.2%
Continental Resources, Inc.†	58,729	8,620,243
Pioneer Natural Resources Co.	4,551	1,007,864

		9,628,107

Oil-Field Services — 6.1%
Halliburton Co.	85,819	5,920,653
Schlumberger, Ltd.	114,300	12,388,977

		18,309,630

Retail-Building Products — 2.3%
Home Depot, Inc.	86,893	7,025,299

Retail-Restaurants — 2.8%
Starbucks Corp.	109,304	8,490,735

Security Description	Shares/ Principal Amount	Value (Note 2)
Semiconductor Equipment — 1.9%
ASML Holding NV	60,935	$5,737,640

Transport-Rail — 4.2%
Canadian Pacific Railway, Ltd.	66,301	12,593,875

Web Portals/ISP — 3.9%
Google, Inc., Class A†	20,428	11,839,047

Total Long-Term Investment Securities (cost $221,757,788)		279,169,893

REPURCHASE AGREEMENT — 7.2%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 07/31/14, to be repurchased 08/01/14 in the amount of $21,808,000 and collateralized by $24,135,000 of Federal Home Loan Mtg Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $22,245,230. (cost $21,808,000)	$21,808,000	21,808,000

TOTAL INVESTMENTS (cost $243,565,788)(1)	100.0%	300,977,893
Other assets less liabilities	0.0	25,726

NET ASSETS	100.0%	$301,003,619

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

211

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Finance-Credit Card	$17,273,095	$—	$—	$17,273,095
Internet Content-Entertainment	18,602,323	—	—	18,602,323
Medical-Biomedical/Gene	48,816,252	—	—	48,816,252
Oil-Field Services	18,309,630	—	—	18,309,630
Other Industries*	176,168,593	—	—	176,168,593
Repurchase Agreement	—	21,808,000	—	21,808,000

Total	$279,169,893	$21,808,000	$—	$300,977,893

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

212

SunAmerica Series Trust Technology Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Applications Software	15.0%
Semiconductor Equipment	13.9
Electronic Components-Semiconductors	13.2
Electronic Design Automation	7.3
Computers-Memory Devices	6.9
Semiconductor Components-Integrated Circuits	6.3
Web Portals/ISP	5.9
Computers-Periphery Equipment	5.6
Computers	4.8
Repurchase Agreement	3.4
Communications Software	1.7
Entertainment Software	1.6
Networking Products	1.5
Cable/Satellite TV	1.3
Software Tools	1.3
Computer Software	1.2
Power Converter/Supply Equipment	1.2
Electronic Components-Misc.	1.1
Travel Services	0.9
Finance-Credit Card	0.8
Commercial Services-Finance	0.5
Electric Products-Misc.	0.5
Distribution/Wholesale	0.5
Retail-Computer Equipment	0.5
Computer Services	0.5
Internet Connectivity Services	0.4
Office Automation & Equipment	0.4
Commercial Services	0.4
Electronic Parts Distribution	0.3
Telecommunication Equipment	0.3
Wireless Equipment	0.2
Telecom Equipment-Fiber Optics	0.2
Multimedia	0.1

99.7%

*	Calculated as a percentage of net assets

213

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.3%
Applications Software — 15.0%
Check Point Software Technologies, Ltd.†	29,570	$2,006,916
Citrix Systems, Inc.†	15,100	1,022,723
King Digital Entertainment plc†	23,964	466,100
Microsoft Corp.	22,100	953,836
Nuance Communications, Inc.†	35,760	650,117
PTC, Inc.†	2,558	91,985
Red Hat, Inc.†	4,800	278,976
salesforce.com, Inc.†	7,983	433,078
Verint Systems, Inc.†	10,391	487,753

		6,391,484

Cable/Satellite TV — 1.3%
DIRECTV†	6,500	559,325

Cellular Telecom — 0.0%
Comverse, Inc.†	2	51

Commercial Services — 0.4%
WNS Holdings, Ltd. ADR†	8,157	164,364

Commercial Services-Finance — 0.5%
Vantiv, Inc., Class A†	7,200	236,016

Communications Software — 1.7%
Audience, Inc.†	40,433	385,327
SolarWinds, Inc.†	8,500	349,690

		735,017

Computer Services — 0.5%
Computer Sciences Corp.	3,200	199,648

Computer Software — 1.2%
AVG Technologies NV†	31,300	532,100

Computers — 4.8%
Apple, Inc.	21,578	2,062,209

Computers-Memory Devices — 6.9%
EMC Corp.	23,500	688,550
Kinaxis Inc†	36,867	507,181
NetApp, Inc.	24,012	932,626
Seagate Technology PLC	5,700	334,020
Spansion, Inc., Class A†	24,700	468,559

		2,930,936

Computers-Periphery Equipment — 5.6%
Electronics for Imaging, Inc.†	15,999	705,076
Synaptics, Inc.†	23,327	1,684,909

		2,389,985

Distribution/Wholesale — 0.5%
Arrow Electronics, Inc.†	3,900	226,005

Electric Products-Misc. — 0.5%
Nidec Corp.(1)	3,500	228,255

Electronic Components-Misc. — 1.1%
Japan Display, Inc.†(1)	54,900	310,064
MiX Telematics, Ltd. ADR†	17,187	172,557

		482,621

Electronic Components-Semiconductors — 13.2%
Advanced Micro Devices, Inc.†	108,815	425,467
Avago Technologies, Ltd.	6,525	452,705
Broadcom Corp., Class A	39,700	1,518,922
Lattice Semiconductor Corp.†	63,422	433,806
Microsemi Corp.†	30,613	734,100

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors (continued)
Rovi Corp.†	2,900	$67,773
Skyworks Solutions, Inc.	28,987	1,471,380
Tower Semiconductor, Ltd.†	51,900	524,709

		5,628,862

Electronic Design Automation — 7.3%
Synopsys, Inc.†	82,062	3,099,482

Electronic Parts Distribution — 0.3%
Avnet, Inc.	3,400	143,922

Entertainment Software — 1.6%
Activision Blizzard, Inc.	30,000	671,400

Finance-Credit Card — 0.8%
Visa, Inc., Class A	1,700	358,717

Internet Connectivity Services — 0.4%
21Vianet Group, Inc. ADR†	6,140	170,876

Multimedia — 0.1%
Twenty-First Century Fox, Inc., Class A	1,800	57,024

Networking Products — 1.5%
Cisco Systems, Inc.	25,700	648,411

Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	6,300	170,478

Power Converter/Supply Equipment — 1.2%
Advanced Energy Industries, Inc.†	30,524	513,414

Retail-Computer Equipment — 0.5%
GameStop Corp., Class A	5,100	214,047

Semiconductor Components-Integrated Circuits — 6.3%
Marvell Technology Group, Ltd.	90,607	1,208,697
Maxim Integrated Products, Inc.	20,400	597,924
NXP Semiconductor NV†	3,300	205,755
TriQuint Semiconductor, Inc.†	36,900	663,462

		2,675,838

Semiconductor Equipment — 13.9%
ASM International NV(1)	11,500	436,659
Lam Research Corp.	47,562	3,329,340
Mattson Technology, Inc.†	20,771	42,581
Montage Technology Group, Ltd.†	19,762	425,871
Teradyne, Inc.	93,543	1,704,353

		5,938,804

Software Tools — 1.3%
VMware, Inc., Class A†	5,571	553,535

Telecom Equipment-Fiber Optics — 0.2%
Finisar Corp.†	4,300	84,839

Telecommunication Equipment — 0.3%
ARRIS Group, Inc.†	3,300	112,761

Travel Services — 0.9%
Sabre Corp.†	19,904	377,778

Web Portals/ISP — 5.9%
Baidu, Inc. ADR†	1,200	259,260
Google, Inc., Class A†	1,800	1,043,190
Google, Inc., Class C†	1,800	1,028,880
SINA Corp.†	3,600	174,204

		2,505,534

Wireless Equipment — 0.2%
Aruba Networks, Inc.†	5,300	94,658

214

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

Total Long-Term Investment Securities (cost $34,263,343)		$41,158,396

REPURCHASE AGREEMENT — 3.4%
Agreement with State Street Bank & Trust Co. bearing interest at 0.00% dated 07/31/2014, to be repurchased 08/01/2014 in the amount of $1,441,000 and collateralized by $1,595,000 of Federal Home Loan Mtg. Corp Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $1,470,112 (cost $1,441,000)	$1,441,000	1,441,000

Security Description	Principal Amount	Value (Note 2)
TOTAL INVESTMENTS (cost $35,704,343)(2)	99.7%	42,599,396
Other assets less liabilities	0.3	113,014

NET ASSETS	100.0%	$42,712,410

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2014. The aggregate value of these securities was $974,978 representing 2.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Applications Software	$6,391,484	$—	$—	$6,391,484
Computers-Memory Devices	2,930,936	—	—	2,930,936
Computers-Periphery Equipment	2,389,985	—	—	2,389,985
Electric Products-Misc	—	228,255	—	228,255
Electronic Components-Misc.	172,557	310,064	—	482,621
Electronic Components-Semiconductors	5,628,862	—	—	5,628,862
Electronic Design Automation	3,099,482	—	—	3,099,482
Semiconductor Components-Integrated Circuits	2,675,838	—	—	2,675,838
Semiconductor Equipment	5,502,145	436,659	—	5,938,804
Web Portals/ISP	2,505,534	—	—	2,505,534
Other Industries*	8,886,595	—	—	8,886,595
Repurchase Agreement	—	1,441,000	—	1,441,000

Total	$40,183,418	$2,415,978	$—	$42,599,396

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

215

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	9.0%
Banks-Commercial	5.8
Auto/Truck Parts & Equipment-Original	5.8
Insurance-Reinsurance	4.2
Oil Companies-Exploration & Production	3.6
Gas-Distribution	3.5
Semiconductor Equipment	2.9
Insurance-Multi-line	2.7
Banks-Super Regional	2.7
Electronic Components-Misc.	2.7
Electric-Integrated	2.5
Distribution/Wholesale	2.3
Insurance-Life/Health	2.1
Engineering/R&D Services	2.1
Building-Residential/Commercial	2.1
Steel-Producers	2.1
Computers-Integrated Systems	2.0
Retail-Restaurants	1.8
Medical-HMO	1.8
Retail-Apparel/Shoe	1.8
Consulting Services	1.7
Building-Heavy Construction	1.6
Retail-Office Supplies	1.4
Electronic Parts Distribution	1.4
Medical-Hospitals	1.4
Publishing-Newspapers	1.3
Entertainment Software	1.3
Food-Dairy Products	1.3
Transport-Services	1.3
Chemicals-Diversified	1.2
Transport-Truck	1.2
Telecom Services	1.1
Telecommunication Equipment	1.1
Diversified Manufacturing Operations	1.1
Retail-Computer Equipment	1.1
Containers-Paper/Plastic	1.1
E-Services/Consulting	1.0
Office Supplies & Forms	1.0
Finance-Investment Banker/Broker	0.9
Wire & Cable Products	0.9
Machine Tools & Related Products	0.9
Consumer Products-Misc.	0.9
Computer Services	0.8
Building-Mobile Home/Manufactured Housing	0.8
Savings & Loans/Thrifts	0.8
Time Deposits	0.8
Networking Products	0.8
Aerospace/Defense	0.8
Chemicals-Plastics	0.7
Machinery-Construction & Mining	0.7
Circuit Boards	0.6
Commercial Services	0.6
Telecom Equipment-Fiber Optics	0.6
Electronic Components-Semiconductors	0.6
Medical-Biomedical/Gene	0.4
Finance-Consumer Loans	0.2

98.9%

*	Calculated as a percentage of net assets

216

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Aerospace/Defense — 0.8%
Spirit AeroSystems Holdings, Inc.† Class A	150,490	$4,901,459

Auto/Truck Parts & Equipment-Original — 5.8%
Dana Holding Corp.	334,860	7,494,167
Lear Corp.	107,180	10,093,141
Tenneco, Inc.†	145,750	9,284,275
TRW Automotive Holdings Corp.†	101,540	10,386,526

		37,258,109

Banks-Commercial — 5.8%
Associated Banc-Corp.	327,450	5,867,904
PacWest Bancorp	110,546	4,606,452
Popular, Inc.†	247,093	7,882,267
Susquehanna Bancshares, Inc.	515,670	5,249,520
Webster Financial Corp.	168,150	4,820,860
Zions Bancorporation	307,340	8,857,539

		37,284,542

Banks-Super Regional — 2.7%
Comerica, Inc.	178,250	8,958,845
Huntington Bancshares, Inc.	872,070	8,563,727

		17,522,572

Building-Heavy Construction — 1.6%
Granite Construction, Inc.	123,140	4,008,207
Tutor Perini Corp.†	220,360	6,000,403

		10,008,610

Building-Mobile Home/Manufactured Housing — 0.8%
Thor Industries, Inc.	97,680	5,174,110

Building-Residential/Commercial — 2.1%
Meritage Homes Corp.†	198,350	7,596,805
PulteGroup, Inc.	339,210	5,987,056

		13,583,861

Chemicals-Diversified — 1.2%
Huntsman Corp.	303,990	7,918,939

Chemicals-Plastics — 0.7%
A. Schulman, Inc.	121,750	4,838,345

Circuit Boards — 0.6%
TTM Technologies, Inc.†	555,506	4,171,850

Commercial Services — 0.6%
Convergys Corp.	211,137	4,093,946

Computer Services — 0.8%
Insight Enterprises, Inc.†	206,047	5,412,855

Computers-Integrated Systems — 2.0%
Brocade Communications Systems, Inc.	571,840	5,266,646
NCR Corp.†	241,450	7,472,878

		12,739,524

Consulting Services — 1.7%
Booz Allen Hamilton Holding Corp.	199,680	4,440,883
Genpact, Ltd.†	362,270	6,375,952

		10,816,835

Consumer Products-Misc. — 0.9%
Helen of Troy, Ltd.†	104,300	5,593,609

Containers-Paper/Plastic — 1.1%
Graphic Packaging Holding Co.†	567,380	6,808,560

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 2.3%
Arrow Electronics, Inc.†	161,110	$9,336,324
WESCO International, Inc.†	70,050	5,498,225

		14,834,549

Diversified Manufacturing Operations — 1.1%
ITT Corp.	155,940	7,168,562

E-Services/Consulting — 1.0%
CDW Corp.	212,530	6,565,052

Electric-Integrated — 2.5%
PNM Resources, Inc.	299,520	7,682,688
Westar Energy, Inc.	229,430	8,268,657

		15,951,345

Electronic Components-Misc. — 2.7%
Jabil Circuit, Inc.	424,160	8,466,234
Vishay Intertechnology, Inc.	607,020	8,941,404

		17,407,638

Electronic Components-Semiconductors — 0.6%
Advanced Micro Devices, Inc.†	918,580	3,591,648

Electronic Parts Distribution — 1.4%
Avnet, Inc.	209,290	8,859,246

Engineering/R&D Services — 2.1%
AECOM Technology Corp.†	198,990	6,755,711
URS Corp.	120,650	6,909,625

		13,665,336

Entertainment Software — 1.3%
Electronic Arts, Inc.†	250,480	8,416,128

Finance-Consumer Loans — 0.2%
SLM Corp.	123,000	1,089,780

Finance-Investment Banker/Broker — 0.9%
E*TRADE Financial Corp.†	286,730	6,027,065

Food-Dairy Products — 1.3%
Dean Foods Co.	540,285	8,277,166

Gas-Distribution — 3.5%
Atmos Energy Corp.	138,230	6,679,274
Southwest Gas Corp.	142,930	7,079,323
UGI Corp.	176,190	8,552,262

		22,310,859

Insurance-Life/Health — 2.1%
CNO Financial Group, Inc.	419,780	6,792,040
Unum Group	205,745	7,063,226

		13,855,266

Insurance-Multi-line — 2.7%
American Financial Group, Inc.	161,060	9,017,749
Assurant, Inc.	96,960	6,143,386
Genworth Financial, Inc., Class A†	196,190	2,570,089

		17,731,224

Insurance-Reinsurance — 4.2%
Aspen Insurance Holdings, Ltd.	221,460	8,860,615
Essent Group, Ltd.†	45,670	831,651
PartnerRe, Ltd.	85,032	8,873,939

Validus Holdings, Ltd.	226,070	8,258,337

		26,824,542

Machine Tools & Related Products — 0.9%
Kennametal, Inc.	132,650	5,608,442

217

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery-Construction & Mining — 0.7%
Terex Corp.	134,850	$4,653,673

Medical-Biomedical/Gene — 0.4%
Theravance, Inc.	106,700	2,315,390

Medical-HMO — 1.8%
Health Net, Inc.†	121,340	4,997,995
Molina Healthcare, Inc.†	162,150	6,623,827

		11,621,822

Medical-Hospitals — 1.4%
LifePoint Hospitals, Inc.†	123,516	8,858,567

Networking Products — 0.8%
Anixter International, Inc.†	57,530	4,945,854

Office Supplies & Forms — 1.0%
Avery Dennison Corp.	133,090	6,283,179

Oil Companies-Exploration & Production — 3.6%
Bill Barrett Corp.†	327,420	7,861,354
Rosetta Resources, Inc.†	174,210	8,896,905
Stone Energy Corp.†	177,260	6,744,743

		23,503,002

Publishing-Newspapers — 1.3%
Gannett Co., Inc.	265,900	8,700,248

Real Estate Investment Trusts — 9.0%
BioMed Realty Trust, Inc.	225,560	4,849,540
Camden Property Trust	78,870	5,707,033
DDR Corp.	451,430	7,918,082
DiamondRock Hospitality Co.	586,300	7,188,038
LTC Properties, Inc.	198,110	7,593,556
Medical Properties Trust, Inc.	586,880	7,899,405
Mid-America Apartment Communities, Inc.	89,150	6,233,368
Parkway Properties, Inc.	309,350	6,412,826
STAG Industrial, Inc.	186,970	4,270,395

		58,072,243

Retail-Apparel/Shoe — 1.8%
Brown Shoe Co., Inc.	152,940	4,311,379
Children’s Place, Inc.	145,500	7,304,100

		11,615,479

Retail-Computer Equipment — 1.1%
GameStop Corp., Class A	166,870	7,003,534

Retail-Office Supplies — 1.4%
Office Depot, Inc.†	1,824,555	9,141,021

Retail-Restaurants — 1.8%
Bloomin’ Brands, Inc.†	317,120	6,212,381
DineEquity, Inc.	69,180	5,607,039

		11,819,420

Savings & Loans/Thrifts — 0.8%
First Niagara Financial Group, Inc.	591,980	5,091,028

Semiconductor Equipment — 2.9%
Entegris, Inc.†	359,926	4,135,550
Lam Research Corp.	112,740	7,891,800
Teradyne, Inc.	352,560	6,423,643

		18,450,993

Security Description	Shares/ Principal Amount	Value (Note 2)

Steel-Producers — 2.1%
Commercial Metals Co.	229,190	$3,951,236
Steel Dynamics, Inc.	439,300	9,317,553

		13,268,789

Telecom Equipment-Fiber Optics — 0.6%
Finisar Corp.†	204,790	4,040,507

Telecom Services — 1.1%
Amdocs, Ltd.	163,590	7,417,171

Telecommunication Equipment — 1.1%
Harris Corp.	107,420	7,333,563

Transport-Services — 1.3%
Ryder System, Inc.	96,030	8,271,064

Transport-Truck — 1.2%
Con-way, Inc.	151,940	7,498,239

Wire & Cable Products — 0.9%
General Cable Corp.	256,080	5,692,658

Total Long-Term Investment Securities (cost $531,118,806)		631,909,018

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2014 (cost $5,073,000)	$5,073,000	5,073,000

TOTAL INVESTMENTS (cost $536,191,806)(1)	98.9%	636,982,018
Other assets less liabilities	1.1	7,102,787

NET ASSETS	100.0%	$644,084,805

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

218

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Auto/Truck Parts & Equipment-Original	$37,258,109	$—	$—	$37,258,109
Banks-Commercial	37,284,542	—	—	37,284,542
Real Estate Investment Trusts	58,072,243	—	—	58,072,243
Other Industries*	499,294,124	—	—	499,294,124
Short-Term Investment Securities:
Time Deposits	—	5,073,000	—	5,073,000

Total	$631,909,018	$5,073,000	$—	$636,982,018

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

219

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Industry Allocation*

Medical-Drugs	8.9%
Oil Companies-Integrated	7.9
Diversified Banking Institutions	6.7
Insurance-Life/Health	6.6
Banks-Commercial	6.1
Auto-Cars/Light Trucks	4.2
Telephone-Integrated	3.5
Repurchase Agreements	3.1
Insurance-Multi-line	3.1
Gas-Distribution	2.3
Real Estate Operations & Development	2.0
Oil Companies-Exploration & Production	1.9
Tobacco	1.8
Diversified Manufacturing Operations	1.8
Food-Misc./Diversified	1.8
Transport-Services	1.7
Insurance-Property/Casualty	1.7
Import/Export	1.6
Cellular Telecom	1.6
Audio/Video Products	1.6
Building-Heavy Construction	1.5
Telecom Services	1.4
Electronic Components-Misc.	1.4
Chemicals-Diversified	1.3
Advertising Agencies	1.2
Travel Services	1.2
Building-Residential/Commercial	1.1
Soap & Cleaning Preparation	1.1
Leisure Products	0.9
Metal-Diversified	0.9
Electronic Components-Semiconductors	0.9
Female Health Care Products	0.8
Electric-Integrated	0.8
Brewery	0.8
Insurance-Reinsurance	0.8
Steel-Producers	0.8
Food-Retail	0.8
Water	0.7
Cable/Satellite TV	0.7
Aerospace/Defense-Equipment	0.7
Real Estate Investment Trusts	0.7
Airlines	0.7
Metal Processors & Fabrication	0.7
Telecommunication Equipment	0.7
Web Portals/ISP	0.7
Consulting Services	0.6
Diversified Minerals	0.6
Building & Construction Products-Misc.	0.6
Banks-Super Regional	0.6
Machinery-Electrical	0.6
Retail-Building Products	0.6
Power Converter/Supply Equipment	0.5
Electric Products-Misc.	0.5
Photo Equipment & Supplies	0.5
Metal-Iron	0.5
Television	0.4
Private Equity	0.3
Building Products-Cement	0.2
Internet Connectivity Services	0.1

99.8%

Country Allocation*

United Kingdom	21.9%
Japan	19.7
France	11.7
Germany	9.0
Australia	7.2
United States	4.6
Canada	4.1
Netherlands	3.2
Italy	3.1
Switzerland	3.0
Jersey	2.1
Ireland	1.7
Hong Kong	1.3
Bermuda	1.2
Austria	1.1
Spain	1.0
South Korea	0.9
New Zealand	0.8
Belgium	0.8
Norway	0.7
Taiwan	0.6
Sweden	0.1

99.8%

*	Calculated as a percentage of net assets

220

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.6%
Australia — 7.2%
Asaleo Care, Ltd.†	2,075,251	$3,452,069
Bank of Queensland, Ltd.(1)	569,292	6,565,833
BHP Billiton, Ltd.(1)	72,176	2,566,102
Challenger, Ltd.(1)	802,333	5,926,637
Fortescue Metals Group, Ltd.(1)	443,577	1,992,008
Origin Energy, Ltd.(1)	250,764	3,307,179
Shopping Centres Australasia Property Group(1)	1,790,996	2,932,278
Telstra Corp., Ltd.(1)	572,547	2,902,609

		29,644,715

Austria — 1.1%
Erste Group Bank AG(1)	55,966	1,435,188
Voestalpine AG(1)	70,381	3,095,512

		4,530,700

Belgium — 0.8%
Anheuser-Busch InBev NV(1)	29,931	3,236,009

Bermuda — 1.2%
Hongkong Land Holdings, Ltd.(1)	354,000	2,417,928
Skyworth Digital Holdings, Ltd.(1)	5,270,000	2,612,857

		5,030,785

Canada — 4.1%
Encana Corp.	272,000	5,857,349
Intact Financial Corp.	43,400	2,894,527
Suncor Energy, Inc.	195,500	8,027,271

		16,779,147

France — 11.7%
Alcatel-Lucent†(1)	794,949	2,793,209
AXA SA(1)	209,775	4,804,090
Cie de St-Gobain(1)	51,690	2,505,142
Eurazeo SA(1)	19,575	1,471,242
Iliad SA(1)	9,936	2,722,736
Natixis(1)	385,291	2,476,188
Sanofi(1)	135,873	14,255,749
Schneider Electric SE(1)	26,130	2,198,195
SCOR SE(1)	98,919	3,174,772
Veolia Environnement SA(1)	170,596	3,006,035
Vinci SA(1)	89,760	6,176,345
Vivendi SA(1)	107,613	2,699,814

		48,283,517

Germany — 7.9%
Allianz SE†(1)	15,246	2,548,357
BASF SE(1)	53,579	5,568,491
Bayer AG(1)	34,555	4,576,314
Daimler AG(1)	67,380	5,582,315
Deutsche Post AG(1)	217,653	6,982,025
Siemens AG(1)	59,564	7,368,864

		32,626,366

Hong Kong — 1.3%
AIA Group, Ltd.(1)	693,000	3,721,162
Sun Hung Kai Properties, Ltd.(1)	108,000	1,634,726

		5,355,888

Ireland — 1.7%
Bank of Ireland†(1)	8,973,789	3,179,744
Kerry Group PLC, Class A (ISE)(1)	43,752	3,244,848

Security Description	Shares	Value (Note 2)

Ireland (continued)
Kerry Group PLC, Class A (LSE)(1)	9,593	$712,857

		7,137,449

Italy — 3.1%
Buzzi Unicem SpA(1)	56,861	921,386
Eni SpA(1)	164,469	4,180,891
Telecom Italia SpA RSP(1)	2,793,837	2,606,251
UniCredit SpA(1)	617,201	4,808,794

		12,517,322

Japan — 19.7%
Astellas Pharma, Inc.(1)	447,900	6,013,105
Hitachi, Ltd.(1)	272,000	2,117,479
ITOCHU Corp.(1)	168,500	2,156,243
Japan Airlines Co., Ltd.(1)	51,800	2,866,802
Japan Tobacco, Inc.(1)	165,000	5,757,071
KDDI Corp.(1)	40,800	2,350,018
Konica Minolta, Inc.(1)	197,500	2,117,213
Mitsubishi Corp.(1)	223,300	4,709,963
Mitsui Fudosan Co., Ltd.(1)	129,000	4,264,930
MS&AD Insurance Group Holdings, Inc.(1)	51,100	1,168,431
Nissan Motor Co., Ltd.(1)	633,500	6,247,048
NSK, Ltd.(1)	200,000	2,822,185
Panasonic Corp.(1)	328,500	3,970,515
Sega Sammy Holdings, Inc.(1)	181,900	3,613,525
Seven & I Holdings Co., Ltd.(1)	54,400	2,270,339
SMC Corp.(1)	8,500	2,356,469
SoftBank Corp.(1)	25,500	1,807,902
Sumitomo Mitsui Financial Group, Inc.(1)	193,200	7,909,364
Takeda Pharmaceutical Co., Ltd.(1)	40,500	1,850,759
Tokio Marine Holdings, Inc.(1)	50,400	1,587,628
Tokyo Gas Co., Ltd.(1)	825,000	4,721,547
Toshiba Corp.(1)	709,000	3,157,259
Toyota Motor Corp.(1)	87,700	5,188,195

		81,023,990

Jersey — 2.1%
Glencore PLC(1)	590,541	3,586,371
WPP PLC(1)	260,950	5,191,901

		8,778,272

Netherlands — 3.2%
Airbus Group NV(1)	50,997	2,949,160
ING Groep NV CVA†(1)	797,480	10,328,293

		13,277,453

New Zealand — 0.8%
Spark New Zealand, Ltd.(1)	1,383,092	3,344,648

Norway — 0.7%
DNB ASA(1)	168,059	2,969,977

South Korea — 0.9%
Samsung Electronics Co., Ltd.(1)	2,748	3,580,517

Spain — 1.0%
Atresmedia Corp. de Medios de Comunicacion SA†(1)	115,959	1,695,922
Banco Bilbao Vizcaya Argentaria SA(1)	186,348	2,293,093

		3,989,015

221

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Sweden — 0.1%
Com Hem Holding AB†	63,248	$528,579

Switzerland — 3.0%
ACE, Ltd.	55,906	5,596,191
Nestle SA(1)	44,147	3,277,301
UBS AG(1)	211,135	3,626,074

		12,499,566

Taiwan — 0.6%
Pegatron Corp.(1)	1,293,000	2,435,542

United Kingdom — 21.9%
Admiral Group PLC(1)	46,343	1,137,931
AstraZeneca PLC(1)	84,879	6,183,895
Barclays PLC(1)	1,006,164	3,812,627
Bellway PLC(1)	173,690	4,403,803
BG Group PLC(1)	97,442	1,922,444
Centrica PLC(1)	953,704	4,971,489
GlaxoSmithKline PLC(1)	147,220	3,553,464
HSBC Holdings PLC(1)	982,419	10,517,114
Kingfisher PLC(1)	461,663	2,330,277
Liberty Global PLC, Class C†	74,800	2,991,252
Lloyds Banking Group PLC†(1)	2,139,159	2,664,248
Metro Bank PLC†(2)(3)	54,618	1,179,385
Prudential PLC(1)	300,641	6,922,841
Royal Dutch Shell PLC, Class A(1)	486,309	20,010,006
Serco Group PLC(1)	431,166	2,632,886
TSB Banking Group PLC†*(3)	491,102	2,371,304
TUI Travel PLC(1)	822,831	5,014,655
Vodafone Group PLC(1)	1,982,732	6,601,852
WM Morrison Supermarkets PLC(1)	262,893	745,780

		89,967,253

United States — 1.5%
Philip Morris International, Inc.	22,100	1,812,421
Verizon Communications, Inc.	86,852	4,379,078

		6,191,499

Total Common Stocks (cost $343,775,519)		393,728,209

PREFERRED SECURITIES — 1.1%
Germany — 1.1%
Henkel AG & Co. KGaA(1) (cost $4,160,990)	38,903	4,345,729

Total Long-Term Investment Securities (cost $347,936,509)		398,073,938

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 3.1%
Agreement with Bank of America, LLC, bearing interest at 0.07% dated 07/31/2014 to be repurchased 08/01/2014 in the amount of $12,965,025 and collateralized by $13,500,000 of United States Treasury Notes, bearing interest at 0.95% due 02/28/2018 and having an approximate value of $13,265,100 (cost $12,965,000)	$12,965,000	12,965,000

TOTAL INVESTMENTS (cost $360,901,509)(4)	99.8%	411,038,938
Other assets less liabilities	0.2	716,198

NET ASSETS	100.0%	$411,755,136

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2014, the aggregate value of these securities was $2,371,304 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at July 31, 2014. The aggregate value of these securities was $358,984,512 representing 87.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At July 31, 2014, the aggregate value of these securities was $3,550,689 representing 0.9% of net assets.
(4)	See Note 3 for cost of investments on a tax basis.

CVA — Certification Van Aandelen (Dutch Cert.)

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Savings Shares

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	USD	3,904,991	EUR	2,872,800	09/17/2014	$—	$(57,631)
	USD	908,339	AUD	964,000	10/15/2014	—	(16,884)

						—	(74,515)

Barclays Bank PLC	CAD	752,900	USD	704,877	10/15/2014	15,584	—
	USD	4,437,579	HKD	34,395,900	08/20/2014	714	—
	USD	3,112,780	SGD	3,899,000	08/20/2014	12,671	—
	USD	2,712,024	CHF	2,423,900	09/17/2014	—	(43,938)
	USD	2,101,615	GBP	1,255,100	09/17/2014	16,613	—
	USD	4,226,205	SEK	28,306,700	09/17/2014	—	(123,503)
	USD	104,943	AUD	111,400	10/15/2014	—	(1,927)
	USD	235,387	CAD	251,800	10/15/2014	—	(4,860)

						45,582	(174,228)

Citibank N.A.	AUD	1,200,800	USD	1,123,830	10/15/2014	13,395	—
	CAD	2,482,000	USD	2,323,807	10/15/2014	51,494	—

222

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	EUR	10,822,800	USD	14,739,117	09/17/2014	$244,822	$—
	JPY	49,415,700	USD	486,753	08/20/2014	6,315	—
	USD	1,133,496	JPY	116,428,500	08/20/2014	—	(1,535)
	USD	1,420,576	DKK	7,794,700	09/17/2014	—	(20,319)
	USD	1,719,900	EUR	1,264,000	09/17/2014	—	(27,104)
	USD	1,229,649	AUD	1,306,000	10/15/2014	—	(21,930)

						316,026	(70,888)

Credit Suisse International	JPY	90,845,600	USD	898,503	08/20/2014	15,269	—
	USD	884,357	JPY	90,845,600	08/20/2014	—	(1,123)
	USD	3,634,346	EUR	2,677,300	09/17/2014	—	(48,807)

						15,269	(49,930)

Deutsche Bank AG London	CAD	1,746,000	USD	1,634,985	10/15/2014	36,492	—
	GBP	1,724,500	USD	2,952,666	09/17/2014	42,234	—
	USD	3,032,426	GBP	1,772,600	09/17/2014	—	(40,816)
	USD	1,198,797	AUD	1,273,000	10/15/2014	—	(21,595)

						78,726	(62,411)

HSBC Bank	CAD	4,518,300	USD	4,230,202	10/15/2014	93,622	—
	EUR	1,467,700	USD	2,010,083	09/17/2014	44,484	—
	USD	1,885,801	EUR	1,387,700	09/17/2014	—	(27,342)
	USD	918,101	GBP	548,300	09/17/2014	7,263	—

						145,369	(27,342)

JPMorgan Chase Bank N.A.	CAD	3,381,000	USD	3,165,167	10/15/2014	69,805	—
	EUR	2,047,400	USD	2,788,180	09/17/2014	46,226	—
	JPY	565,819,500	USD	5,518,234	08/20/2014	17,129	—
	NZD	3,109,800	USD	2,708,042	10/15/2014	84,667	—
	USD	5,569,525	JPY	565,819,500	08/20/2014	—	(68,420)
	USD	2,749,669	SGD	3,452,100	08/20/2014	17,545	—
	USD	8,406,015	CHF	7,541,700	09/17/2014	—	(104,555)
	USD	437,692	EUR	321,400	09/17/2014	—	(7,261)
	USD	2,438,997	GBP	1,456,700	09/17/2014	19,471	—
	USD	3,322,302	NOK	20,007,500	09/17/2014	—	(144,568)
	USD	4,744,176	SEK	31,772,100	09/17/2014	—	(139,207)

						254,843	(464,011)

State Street Bank and Trust Co.	AUD	1,840,100	USD	1,732,546	10/15/2014	30,921	—
	CAD	2,160,000	USD	2,022,150	10/15/2014	44,633	—
	USD	2,766,097	JPY	283,817,500	08/20/2014	—	(6,719)
	USD	8,334,190	EUR	6,135,200	09/17/2014	—	(117,703)
	USD	1,742,571	SEK	11,671,600	09/17/2014	—	(50,918)
	USD	1,835,746	ILS	6,291,100	10/15/2014	1,748	—

						77,302	(175,340)

UBS AG	CAD	1,453,700	USD	1,360,977	10/15/2014	30,090	—
	USD	3,393,513	CHF	3,039,400	09/17/2014	—	(47,920)
	USD	1,910,445	AUD	2,028,900	10/15/2014	—	(34,228)

						30,090	(82,148)

Westpac Banking Corp.	CAD	1,760,700	USD	1,648,086	10/15/2014	36,136	—
	GBP	4,117,900	USD	6,909,836	09/17/2014	—	(39,929)
	JPY	279,927,200	USD	2,755,759	08/20/2014	34,203	—
	USD	2,945,374	JPY	302,595,900	08/20/2014	—	(3,425)
	USD	40,582	EUR	29,800	09/17/2014	—	(673)
	USD	710,494	AUD	754,500	10/15/2014	—	(12,771)

						70,339	(56,798)

Net Unrealized Appreciation/(Depreciation)						$1,033,546	$(1,237,611)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Switzerland Franc
DKK	— Danish Krone
EUR	— Euro Dollar
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

223

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Australia	$3,452,069	$26,192,646	$—	$29,644,715
Canada	16,779,147	—	—	16,779,147
France	—	48,283,517	—	48,283,517
Germany	—	32,626,366	—	32,626,366
Japan	—	81,023,990	—	81,023,990
Sweden	528,579	—	—	528,579
Switzerland	5,596,191	6,903,375	—	12,499,566
United Kingdom	5,362,556	83,425,312	1,179,385	89,967,253
United States	6,191,499	—	—	6,191,499
Other Countries*	—	76,183,577	—	76,183,577
Preferred Securities	—	4,345,729	—	4,345,729
Repurchase Agreement	—	12,965,000	—	12,965,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Appreciation	—	1,033,546	—	1,033,546

Total	$37,910,041	$372,983,058	$1,179,385	$412,072,484

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Depreciation	$—	$1,237,611	$—	$1,237,611

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

224

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Industry Allocation*

Medical-Drugs	8.2%
Banks-Commercial	5.0
Oil Companies-Integrated	4.2
Telephone-Integrated	3.7
Oil Companies-Exploration & Production	3.7
Diversified Banking Institutions	3.5
Insurance-Life/Health	3.2
Repurchase Agreements	3.1
Computers	2.6
Electric-Integrated	2.3
Insurance-Multi-line	2.3
Medical Products	1.9
Banks-Super Regional	1.8
Electronic Components-Semiconductors	1.8
Web Portals/ISP	1.6
Real Estate Operations & Development	1.6
Applications Software	1.4
Auto-Cars/Light Trucks	1.4
Auto/Truck Parts & Equipment-Original	1.2
Tobacco	1.1
Chemicals-Diversified	1.1
Metal-Diversified	1.0
Diversified Manufacturing Operations	1.0
Real Estate Investment Trusts	1.0
Beverages-Non-alcoholic	0.9
Retail-Major Department Stores	0.9
Retail-Drug Store	0.9
Semiconductor Components-Integrated Circuits	0.9
Computers-Memory Devices	0.9
Metal-Copper	0.8
Medical-Biomedical/Gene	0.8
Brewery	0.8
Building-Residential/Commercial	0.8
Airlines	0.8
Building & Construction-Misc.	0.7
Metal-Aluminum	0.7
Multimedia	0.7
Internet Content-Entertainment	0.7
Oil-Field Services	0.7
Real Estate Management/Services	0.6
Medical-Generic Drugs	0.6
Steel-Specialty	0.6
Aerospace/Defense	0.6
Instruments-Scientific	0.6
Transport-Services	0.6
Electronic Components-Misc.	0.6
Tools-Hand Held	0.6
Networking Products	0.6
Medical-HMO	0.6
Human Resources	0.6
Batteries/Battery Systems	0.5
Cable/Satellite TV	0.5
Insurance-Reinsurance	0.5
Television	0.5
Paper & Related Products	0.4
Finance-Leasing Companies	0.4
Publishing-Newspapers	0.4
Semiconductor Equipment	0.4
Retail-Regional Department Stores	0.4
Food-Retail	0.4
Medical-Wholesale Drug Distribution	0.4
Cosmetics & Toiletries	0.4

Import/Export	0.4
Beverages-Wine/Spirits	0.4
Electric Products-Misc.	0.4
Apparel Manufacturers	0.3
Food-Meat Products	0.3
Advertising Sales	0.3
Footwear & Related Apparel	0.3
E-Commerce/Services	0.3
Transport-Marine	0.3
Chemicals-Specialty	0.3
Agricultural Operations	0.3
Machinery-Electrical	0.3
Investment Management/Advisor Services	0.3
Recreational Vehicles	0.3
Banks-Fiduciary	0.3
Oil Field Machinery & Equipment	0.3
Medical Instruments	0.3
Electronic Security Devices	0.3
Rubber-Tires	0.3
Casino Hotels	0.3
Transport-Rail	0.3
Computer Services	0.3
Appliances	0.3
Oil & Gas Drilling	0.3
Food-Confectionery	0.3
Retail-Home Furnishings	0.3
Office Automation & Equipment	0.3
Retail-Apparel/Shoe	0.3
Hotels/Motels	0.3
Agricultural Chemicals	0.3
Transport-Truck	0.3
Data Processing/Management	0.3
Cruise Lines	0.3
Private Equity	0.3
Diversified Financial Services	0.3
Containers-Metal/Glass	0.3
Medical-Hospitals	0.3
Finance-Credit Card	0.3
Electronic Connectors	0.3
Consulting Services	0.3
Photo Equipment & Supplies	0.3
Audio/Video Products	0.3
Electronic Parts Distribution	0.3
Oil Refining & Marketing	0.3
Computers-Periphery Equipment	0.3
Soap & Cleaning Preparation	0.2
Retail-Auto Parts	0.2
Consumer Products-Misc.	0.2
Commercial Services	0.2
Telecom Equipment-Fiber Optics	0.2
Coatings/Paint	0.2
Computers-Integrated Systems	0.2
Shipbuilding	0.2
Machinery-Construction & Mining	0.2
Retail-Jewelry	0.2
Publishing-Periodicals	0.2
Building-Heavy Construction	0.2
Engineering/R&D Services	0.1

99.8%

*	Calculated as a percentage of net assets

225

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Country Allocation*

United States	52.0%
United Kingdom	9.6
Japan	7.1
France	4.9
Switzerland	4.3
Germany	3.0
Canada	1.7
Australia	1.7
Ireland	1.7
Finland	1.3
Italy	1.2
Sweden	1.1
Netherlands	1.0
Norway	1.0
Spain	1.0
Hong Kong	0.9
China	0.9
Belgium	0.8
Jersey	0.8
South Korea	0.7
India	0.5
Denmark	0.5
Singapore	0.4
Luxembourg	0.3
Israel	0.3
Cayman Islands	0.3
Bermuda	0.3
Liberia	0.3
Portugal	0.2

99.8%

*	Calculated as a percentage of net assets

226

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.2%
Australia — 1.7%
Australia & New Zealand Banking Group, Ltd.(1)	78,993	$2,468,195
Challenger, Ltd.(1)	196,272	1,449,813
Fairfax Media, Ltd.(1)	1,295,084	1,016,669
Lend Lease Group(1)	123,520	1,535,054
Westfield Corp.(1)	185,028	1,276,843

		7,746,574

Belgium — 0.8%
Anheuser-Busch InBev NV(1)	19,855	2,146,636
bpost SA(1)	55,628	1,396,174

		3,542,810

Bermuda — 0.3%
Marvell Technology Group, Ltd.	95,503	1,274,010

Canada — 1.7%
Canadian Imperial Bank of Commerce	13,703	1,271,959
First Quantum Minerals, Ltd.	60,065	1,424,571
Magna International, Inc.	13,702	1,471,424
Suncor Energy, Inc.	42,427	1,742,062
Toronto-Dominion Bank	37,739	1,973,566

		7,883,582

Cayman Islands — 0.3%
Wynn Macau, Ltd.(1)	325,600	1,383,366

China — 0.9%
Bank of China, Ltd., Class H(1)	3,871,000	1,846,437
China Construction Bank Corp., Class H(1)	2,744,000	2,117,680

		3,964,117

Denmark — 0.5%
Pandora A/S(1)	13,664	933,577
TDC A/S(1)	121,113	1,221,984

		2,155,561

Finland — 1.3%
Elisa Oyj(1)	42,429	1,214,373
Outokumpu Oyj†(1)	150,816	1,214,833
Sampo Oyj, Class A(1)	24,504	1,216,808
Stora Enso Oyj, Class R(1)	127,790	1,147,525
UPM-Kymmene Oyj(1)	68,857	1,119,340

		5,912,879

France — 4.9%
Accor SA(1)	27,075	1,307,103
Altran Technologies SA(1)	114,349	1,199,309
AXA SA(1)	72,317	1,656,143
Bouygues SA(1)	27,731	1,091,413
Cap Gemini SA(1)	18,861	1,363,472
Credit Agricole SA(1)	87,549	1,185,780
Gaztransport Et Technigaz SA(1)	4,066	256,031
GDF Suez(1)	61,992	1,588,227
Kering(1)	7,315	1,561,448
Renault SA(1)	14,800	1,230,082
Sanofi(1)	8,948	938,821
Societe Generale SA(1)	33,441	1,671,098
Technicolor SA†(1)	164,336	1,186,317
Teleperformance(1)	22,503	1,559,564
Total SA(1)	49,448	3,189,696
Valeo SA(1)	9,074	1,082,734

		22,067,238

Security Description	Shares	Value (Note 2)

Germany — 2.5%
Allianz SE(1)	9,690	$1,619,676
Bayer AG(1)	22,368	2,962,321
Bayerische Motoren Werke AG(1)	9,197	1,099,689
Continental AG(1)	6,427	1,389,836
Daimler AG(1)	19,244	1,594,332
Deutsche Telekom AG(1)	86,036	1,393,555
Freenet AG(1)	42,005	1,113,384

		11,172,793

Hong Kong — 0.9%
Cheung Kong Holdings, Ltd.(1)	95,000	1,846,530
China Overseas Land & Investment, Ltd.(1)	744,000	2,264,926

		4,111,456

India — 0.5%
Axis Bank, Ltd. GDR	30,758	986,409
HDFC Bank, Ltd. ADR	30,248	1,433,755

		2,420,164

Ireland — 1.7%
Actavis PLC†	6,707	1,437,042
Allegion PLC	27,318	1,404,965
Covidien PLC	15,256	1,319,796
Ingersoll-Rand PLC	21,075	1,238,999
Ryanair Holdings PLC ADR†	14,440	765,176
XL Group PLC	41,420	1,335,381

		7,501,359

Israel — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	28,620	1,531,170

Italy — 1.2%
Enel SpA†(1)	262,491	1,491,785
Intesa Sanpaolo SpA(1)	493,399	1,460,312
Telecom Italia SpA†(1)	1,076,167	1,239,779
Unione di Banche Italiane SCpA(1)	156,029	1,280,455

		5,472,331

Japan — 7.1%
Asahi Kasei Corp.(1)	157,000	1,241,878
Brother Industries, Ltd.(1)	88,100	1,587,433
Daiwa House Industry Co., Ltd.(1)	63,000	1,282,173
Fuji Electric Co., Ltd.(1)	289,000	1,488,595
FUJIFILM Holdings Corp.(1)	41,800	1,193,697
ITOCHU Corp.(1)	125,600	1,607,264
Japan Aviation Electronics Industry, Ltd.(1)	59,000	1,208,335
KDDI Corp.(1)	32,300	1,860,431
Kose Corp.†(1)	39,000	1,622,964
Mitsui Fudosan Co., Ltd.(1)	48,000	1,586,951
NGK Spark Plug Co., Ltd.(1)	49,000	1,469,233
NH Foods, Ltd.†(1)	77,000	1,577,470
Nippon Paint Co., Ltd.†(1)	48,000	1,110,075
Nippon Telegraph & Telephone Corp.(1)	22,300	1,482,503
Nitori Holdings Co., Ltd.(1)	23,900	1,345,177
ORIX Corp.(1)	125,200	2,035,361
Rohm Co., Ltd.(1)	25,500	1,451,572
Sumitomo Mitsui Financial Group, Inc.(1)	71,100	2,910,744
T&D Holdings, Inc.(1)	118,400	1,491,223
Tokyo Tatemono Co., Ltd.(1)	151,000	1,292,387
Yamaha Motor Co., Ltd.(1)	89,500	1,487,923

		32,333,389

227

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Jersey — 0.8%
Glencore PLC(1)	323,445	$1,964,290
Shire PLC(1)	19,094	1,574,066

		3,538,356

Liberia — 0.3%
Royal Caribbean Cruises, Ltd.	20,888	1,245,969

Luxembourg — 0.3%
APERAM†(1)	46,543	1,555,205

Netherlands — 1.0%
ING Groep NV CVA†(1)	121,320	1,571,235
LyondellBasell Industries NV, Class A	16,398	1,742,287
NXP Semiconductor NV†	20,762	1,294,511

		4,608,033

Norway — 1.0%
Norsk Hydro ASA(1)	240,269	1,419,964
Statoil ASA(1)	59,310	1,690,969
Yara International ASA(1)	28,204	1,289,561

		4,400,494

Portugal — 0.2%
EDP — Energias de Portugal SA(1)	226,138	1,057,763

Singapore — 0.4%
Avago Technologies, Ltd.	23,620	1,638,756

South Korea — 0.7%
Hyundai Motor Co.(1)	4,935	1,175,102
Samsung Electronics Co., Ltd.(1)	1,671	2,177,236

		3,352,338

Spain — 1.0%
Ferrovial SA†(1)	68,185	1,423,784
Iberdrola SA(1)	200,892	1,491,469
Repsol SA(1)	59,775	1,483,892

		4,399,145

Sweden — 1.1%
Electrolux AB, Series B(1)	54,560	1,358,347
NCC AB, Class B(1)	25,699	803,185
Swedbank AB, Class A(1)	63,408	1,624,543
Trelleborg AB, Class B(1)	51,142	978,814

		4,764,889

Switzerland — 4.3%
ACE, Ltd.	15,521	1,553,652
Actelion, Ltd.(1)	11,935	1,438,501
Garmin, Ltd.	22,166	1,220,017
Georg Fischer AG†(1)	785	518,334
Lonza Group AG(1)	13,417	1,490,673
Novartis AG(1)	54,334	4,742,782
Roche Holding AG(1)	13,852	4,024,330
Swiss Re AG(1)	13,891	1,180,824
TE Connectivity, Ltd.	22,261	1,377,733
UBS AG(1)	122,787	2,108,768

		19,655,614

United Kingdom — 9.6%
3i Group PLC(1)	196,253	1,244,531
AstraZeneca PLC(1)	28,907	2,106,031
Aviva PLC(1)	142,691	1,206,843
Barclays PLC(1)	579,478	2,195,798
Barratt Developments PLC(1)	193,321	1,131,157

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
British American Tobacco PLC(1)	57,132	$3,343,615
British Land Co. PLC(1)	108,246	1,280,958
Britvic PLC(1)	104,358	1,230,977
BT Group PLC(1)	237,559	1,549,155
Carillion PLC(1)	201,513	1,132,549
Home Retail Group PLC(1)	455,815	1,270,605
Imperial Tobacco Group PLC(1)	46,332	2,006,673
Investec PLC(1)	143,583	1,242,708
ITV PLC(1)	611,144	2,143,963
Lloyds Banking Group PLC†(1)	1,429,150	1,779,957
Persimmon PLC(1)	59,912	1,257,194
Premier Oil PLC(1)	235,553	1,276,637
Prudential PLC(1)	82,132	1,891,248
Rio Tinto PLC(1)	51,498	2,943,600
Royal Dutch Shell PLC, Class A(1)	153,213	6,300,217
Smith & Nephew PLC(1)	79,483	1,368,236
St James’s Place PLC(1)	94,753	1,156,436
Standard Chartered PLC(1)	107,427	2,228,712

		43,287,800

United States — 48.9%
Abbott Laboratories	40,770	1,717,232
Advance Auto Parts, Inc.	9,391	1,137,344
Aetna, Inc.	16,198	1,255,831
Alcoa, Inc.	114,920	1,883,539
Allergan, Inc.	9,136	1,515,297
Ameriprise Financial, Inc.	12,442	1,488,063
Anadarko Petroleum Corp.	15,177	1,621,662
Apache Corp.	16,895	1,734,441
Apple, Inc.	106,333	10,162,245
Archer-Daniels-Midland Co.	32,124	1,490,554
AvalonBay Communities, Inc.	10,800	1,599,264
Avnet, Inc.	27,634	1,169,747
Baker Hughes, Inc.	20,141	1,385,097
Ball Corp.	20,206	1,237,820
Baxter International, Inc.	22,082	1,649,305
Becton Dickinson and Co.	11,613	1,349,895
Broadcom Corp., Class A	34,774	1,330,453
Cameron International Corp.†	20,589	1,459,966
Capital One Financial Corp.	18,255	1,452,003
Caterpillar, Inc.	10,247	1,032,385
Celgene Corp.†	16,433	1,432,136
CenturyLink, Inc.	36,770	1,442,855
Cisco Systems, Inc.	100,336	2,531,477
Citigroup, Inc.	84,029	4,109,858
CMS Energy Corp.	46,262	1,338,360
Coca-Cola Enterprises, Inc.	32,866	1,493,760
Comcast Corp., Class A	44,450	2,388,298
ConocoPhillips	42,272	3,487,440
Constellation Brands, Inc., Class A†	19,246	1,602,422
Corning, Inc.	57,043	1,120,895
CVS Caremark Corp.	28,759	2,196,037
Deckers Outdoor Corp.†	17,388	1,539,012
Delta Air Lines, Inc.	32,044	1,200,368
Devon Energy Corp.	23,883	1,803,166
Discover Financial Services	19,798	1,208,866
Dow Chemical Co.	33,737	1,722,949
Dr Pepper Snapple Group, Inc.	26,397	1,551,088
East West Bancorp, Inc.	27,658	942,031
Eli Lilly & Co.	24,690	1,507,571
EMC Corp.	54,926	1,609,332
Energizer Holdings, Inc.	12,940	1,484,994
EnerSys	16,754	1,062,706

228

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Entergy Corp.	16,301	$1,187,202
EOG Resources, Inc.	16,400	1,794,816
Exelon Corp.	36,415	1,131,778
Expedia, Inc.	18,936	1,503,897
Facebook, Inc., Class A†	41,508	3,015,556
Fidelity National Information Services, Inc.	22,532	1,270,805
Foot Locker, Inc.	27,628	1,313,159
Freeport-McMoRan, Inc.	61,105	2,274,328
Gilead Sciences, Inc.†	24,674	2,258,905
Google, Inc., Class A†	5,390	3,123,774
Google, Inc., Class C†	6,868	3,925,749
Halliburton Co.	23,336	1,609,951
Hanesbrands, Inc.	16,296	1,592,282
Hartford Financial Services Group, Inc.	40,445	1,381,601
Helmerich & Payne, Inc.	12,775	1,357,472
Hess Corp.	17,038	1,686,421
Hewlett-Packard Co.	52,519	1,870,202
Hospira, Inc.†	25,135	1,394,238
Humana, Inc.	10,293	1,210,971
Huntington Ingalls Industries, Inc.	11,590	1,053,763
ITT Corp.	32,904	1,512,597
J.C. Penney Co., Inc.†	151,634	1,422,327
J.M. Smucker Co.	13,614	1,356,499
Jarden Corp.†	20,313	1,135,497
Johnson & Johnson	65,255	6,531,373
Jones Lang LaSalle, Inc.	11,833	1,463,742
Kirby Corp.†	12,814	1,492,318
Kroger Co.	35,205	1,724,341
Lam Research Corp.	26,689	1,868,230
Lear Corp.	15,316	1,442,308
Macy’s, Inc.	31,308	1,809,289
Manpowergroup, Inc.	15,019	1,169,830
Marathon Oil Corp.	36,715	1,422,706
McKesson Corp.	8,849	1,697,769
Merck & Co., Inc.	70,906	4,023,206
MetLife, Inc.	26,202	1,378,225
Microsoft Corp.	147,385	6,361,137
Molson Coors Brewing Co., Class B	22,586	1,525,233
Morgan Stanley	72,950	2,359,203
Murphy USA, Inc.†	23,473	1,160,036
Newfield Exploration Co.†	29,090	1,172,327
News Corp., Class B†	54,429	936,723
Norfolk Southern Corp.	13,560	1,378,510
Northrop Grumman Corp.	12,683	1,563,433
Old Dominion Freight Line, Inc.†	20,131	1,277,916
PerkinElmer, Inc.	29,134	1,346,573
Pfizer, Inc.	142,600	4,092,620
Phillips 66	16,095	1,305,465
PNC Financial Services Group, Inc.	19,347	1,597,288
Principal Financial Group, Inc.	28,618	1,421,742
Prudential Financial, Inc.	19,950	1,735,052
Public Service Enterprise Group, Inc.	34,493	1,213,119
QUALCOMM, Inc.	17,579	1,295,572
Quanta Services, Inc.†	33,626	1,126,135
Raytheon Co.	13,201	1,198,255
Reinsurance Group of America, Inc.	13,123	1,053,252
Robert Half International, Inc.	25,860	1,258,089
Ryder System, Inc.	14,370	1,237,688
SanDisk Corp.	8,956	821,355
SM Energy Co.	17,499	1,374,371
Snap-on, Inc.	10,919	1,312,464
Spirit Airlines, Inc.†	21,544	1,409,408
St Jude Medical, Inc.	21,685	1,413,645

Security Description	Shares/ Principal Amount	Value (Note 2)

United States (continued)
Stanley Black & Decker, Inc.	14,175	$1,239,604
State Street Corp.	21,070	1,484,171
Synaptics, Inc.†	15,836	1,143,834
Texas Instruments, Inc.	31,668	1,464,645
Thermo Fisher Scientific, Inc.	11,126	1,351,809
Time Warner, Inc.	36,713	3,047,913
Time, Inc.†	33,374	804,313
Torchmark Corp.	22,555	1,189,551
Trinity Industries, Inc.	24,953	1,088,949
Universal Health Services, Inc., Class B	11,550	1,231,230
Unum Group	36,930	1,267,807
VeriFone Systems, Inc.†	32,982	1,105,227
Verizon Communications, Inc.	89,554	4,515,313
Walgreen Co.	26,518	1,823,643
Wells Fargo & Co.	101,483	5,165,485
Western Digital Corp.	14,332	1,430,764
Whiting Petroleum Corp.†	18,098	1,601,492
Xerox Corp.	101,099	1,340,573
Zimmer Holdings, Inc.	14,819	1,482,937

		221,580,762

Total Common Stocks (cost $388,137,913)		435,557,923

PREFERRED SECURITIES — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA(1)	10,713	1,196,715
Volkswagen AG(1)	5,253	1,227,166

Total Preferred Securities (cost $2,417,705)		2,423,881

Total Long-Term Investment Securities (cost $390,555,618)		437,981,804

REPURCHASE AGREEMENT — 3.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00% dated 07/31/2014 to be repurchased 08/01/2014 in the amount of $14,051,000 and collateralized by $15,550,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $14,332,435 (cost $14,051,000)	$14,051,000	$14,051,000

TOTAL INVESTMENTS (cost $404,606,618)(2)	99.8%	452,032,804
Other assets less liabilities	0.2	867,625

NET ASSETS	100.0%	$452,900,429

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2014. The aggregate value of these securities was $185,717,832 representing 41.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depository Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)
GDR	— Global Depository Receipt

229

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Bermuda	$1,274,010	$—	$—	$1,274,010
Canada	7,883,582	—	—	7,883,582
France	—	22,067,238	—	22,067,238
India	2,420,164	—	—	2,420,164
Ireland	7,501,359	—	—	7,501,359
Isreal	1,531,170	—	—	1,531,170
Japan	—	32,333,389	—	32,333,389
Liberia	1,245,969	—	—	1,245,969
Netherlands	3,036,798	1,571,235	—	4,608,033
Singapore	1,638,756	—	—	1,638,756
Switzerland	4,151,402	15,504,212	—	19,655,614
United Kingdom	—	43,287,800	—	43,287,800
United States	221,580,762	—	—	221,580,762
Other Countries*	—	68,530,077	—	68,530,077
Preferred Securities	—	2,423,881	—	2,423,881
Repurchase Agreement	—	14,051,000	—	14,051,000

Total	$252,263,972	$199,768,832	$—	$452,032,804

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

230

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Repurchase Agreements	14.6%
Medical-Drugs	10.0
Banks-Commercial	6.2
Diversified Banking Institutions	4.5
Oil Companies-Integrated	4.5
Auto-Cars/Light Trucks	3.8
Telephone-Integrated	2.9
Food-Misc./Diversified	2.7
Insurance-Multi-line	1.8
Electric-Integrated	1.7
Chemicals-Diversified	1.7
Insurance-Life/Health	1.7
Food-Retail	1.5
Tobacco	1.3
Diversified Minerals	1.2
Metal-Diversified	1.2
Electronic Components-Misc.	1.1
Real Estate Investment Trusts	1.1
Brewery	1.1
Diversified Manufacturing Operations	1.0
Retail-Apparel/Shoe	1.0
Real Estate Operations & Development	0.9
Cellular Telecom	0.9
Import/Export	0.9
Oil Companies-Exploration & Production	0.8
Auto/Truck Parts & Equipment-Original	0.8
Transport-Rail	0.7
Gas-Distribution	0.7
Medical Products	0.7
Rubber-Tires	0.7
Building Products-Cement	0.7
Insurance-Property/Casualty	0.7
Soap & Cleaning Preparation	0.6
Enterprise Software/Service	0.6
Steel-Producers	0.6
Electronic Components-Semiconductors	0.6
Wireless Equipment	0.6
Aerospace/Defense	0.6
Machinery-General Industrial	0.5
Insurance-Reinsurance	0.5
Building-Heavy Construction	0.5
Engineering/R&D Services	0.5
Electric Products-Misc.	0.5
Beverages-Wine/Spirits	0.5
Advertising Agencies	0.5
Finance-Investment Banker/Broker	0.5
Cosmetics & Toiletries	0.5
Semiconductor Equipment	0.4
Retail-Jewelry	0.4
Building-Residential/Commercial	0.4
Real Estate Management/Services	0.4
Machinery-Electrical	0.4
Machinery-Farming	0.4
Computer Services	0.4
Power Converter/Supply Equipment	0.4
Building & Construction Products-Misc.	0.4
Telecom Services	0.4
Diversified Operations	0.4
Publishing-Periodicals	0.3
Investment Companies	0.3
Cable/Satellite TV	0.3
Textile-Apparel	0.3

Industrial Gases	0.3%
Aerospace/Defense-Equipment	0.3
Paper & Related Products	0.3
Industrial Automated/Robotic	0.3
Food-Catering	0.3
Photo Equipment & Supplies	0.3
Retail-Misc./Diversified	0.3
Building & Construction-Misc.	0.2
Chemicals-Specialty	0.2
Investment Management/Advisor Services	0.2
Hotels/Motels	0.2
Oil Refining & Marketing	0.2
Metal Processors & Fabrication	0.2
Web Portals/ISP	0.2
Audio/Video Products	0.2
Multimedia	0.2
Computers-Integrated Systems	0.2
Agricultural Chemicals	0.2
Diversified Operations/Commercial Services	0.2
Water	0.2
Dialysis Centers	0.2
Retail-Major Department Stores	0.2
Apparel Manufacturers	0.2
Commercial Services-Finance	0.2
Building Products-Air & Heating	0.2
Electronic Measurement Instruments	0.2
Machinery-Construction & Mining	0.2
Publishing-Books	0.2
Medical-Biomedical/Gene	0.2
Optical Supplies	0.2
Medical Instruments	0.2
Finance-Other Services	0.2
Transport-Services	0.1
Transport-Marine	0.1
Distribution/Wholesale	0.1
Oil-Field Services	0.1
Toys	0.1
Resorts/Theme Parks	0.1
Auto-Heavy Duty Trucks	0.1
Electronics-Military	0.1
Diversified Financial Services	0.1
Finance-Leasing Companies	0.1
Security Services	0.1
Bicycle Manufacturing	0.1
Television	0.1
Non-Ferrous Metals	0.1
Commercial Services	0.1
Advertising Services	0.1
Beverages-Non-alcoholic	0.1
Athletic Footwear	0.1
Printing-Commercial	0.1
Applications Software	0.1
Telecommunication Equipment	0.1
Office Automation & Equipment	0.1
Cruise Lines	0.1
Transactional Software	0.1
Machinery-Pumps	0.1
Retail-Discount	0.1
Containers-Paper/Plastic	0.1
Computers-Memory Devices	0.1
Textile-Products	0.1
Private Equity	0.1

231

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited) — (continued)

Retail-Convenience Store	0.1%
Retail-Automobile	0.1
Metal-Aluminum	0.1
Building Products-Doors & Windows	0.1
Precious Metals	0.1
Broadcast Services/Program	0.1
Transport-Truck	0.1
Appliances	0.1

99.7%

Country Allocation*

Japan	20.3%
United Kingdom	20.3
United States	14.6
Switzerland	9.1
Germany	8.0
France	7.5
Australia	4.3
Netherlands	3.2
Sweden	2.5
Denmark	1.5
Spain	1.4
Jersey	1.3
Finland	1.1
Belgium	0.9
Hong Kong	0.9
Norway	0.8
Mexico	0.5
Singapore	0.4
Italy	0.4
Ireland	0.4
Portugal	0.2
Luxembourg	0.1

99.7%

*	Calculated as a percentage of net assets

232

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 84.7%
Australia — 4.3%
AGL Energy, Ltd.(1)	7,014	$95,749
ALS, Ltd.(1)	4,422	31,843
Amcor, Ltd.(1)	16,912	162,539
AMP, Ltd.(1)	38,454	194,053
APA Group(1)	9,301	63,953
Asciano, Ltd.(1)	11,518	64,078
Aurizon Holdings, Ltd.(1)	20,040	92,693
Australia & New Zealand Banking Group, Ltd.(1)	35,738	1,116,661
BHP Billiton, Ltd.(1)	14,730	523,702
Boral, Ltd.(1)	150	738
Brambles, Ltd.(1)	18,664	162,082
Coca-Cola Amatil, Ltd.(1)	9,933	85,023
Cochlear, Ltd.(1)	671	39,352
Commonwealth Bank of Australia(1)	18,440	1,422,558
Crown Resorts, Ltd.(1)	4,806	72,039
CSL, Ltd.(1)	6,046	378,481
Fortescue Metals Group, Ltd.(1)	7,445	33,434
Goodman Group(1)	23,116	113,512
Harvey Norman Holdings, Ltd.†(1)	6,938	19,714
Iluka Resources, Ltd.(1)	6,149	50,000
Incitec Pivot, Ltd.(1)	22,534	61,806
Insurance Australia Group, Ltd.†(1)	26,853	156,098
Leighton Holdings, Ltd.(1)	1,765	35,750
Lend Lease Group(1)	985	12,241
Macquarie Group, Ltd.(1)	3,502	188,729
National Australia Bank, Ltd.(1)	27,371	888,523
Orica, Ltd.(1)	4,933	99,785
Origin Energy, Ltd.(1)	13,113	172,940
QBE Insurance Group, Ltd.(1)	12,315	124,756
Rio Tinto, Ltd.(1)	2,072	126,276
Santos, Ltd.(1)	11,699	157,120
Scentre Group†	85,956	271,588
Sonic Healthcare, Ltd.(1)	5,344	89,461
Stockland†(1)	71,545	268,325
Suncorp Group, Ltd.(1)	14,939	197,109
Sydney Airport(1)	3,711	14,721
Tabcorp Holdings, Ltd.(1)	9,026	29,063
Tatts Group, Ltd.(1)	17,419	57,217
Telstra Corp., Ltd.(1)	48,023	243,459
Toll Holdings, Ltd.(1)	8,061	40,492
Transurban Group(1)	15,616	111,617
Wesfarmers, Ltd.(1)	15,649	633,906
Westfield Corp(1)	30,826	212,724
Westpac Banking Corp.(1)	33,489	1,065,680
Woodside Petroleum, Ltd.(1)	7,526	295,268
Woolworths, Ltd.(1)	19,154	651,700
WorleyParsons, Ltd.(1)	2,638	43,582

		10,972,140

Belgium — 0.9%
Ageas(1)	921	33,027
Anheuser-Busch InBev NV(1)	9,867	1,066,777
Anheuser-Busch InBev NV VVPR†(2)	10,360	0
Belgacom SA(1)	291	9,467
Groupe Bruxelles Lambert SA(1)	3,078	306,258
KBC Groep NV†(1)	7,156	386,978
Solvay SA(1)	1,106	178,584
Telenet Group Holding NV†(1)	1,232	65,825
UCB SA(1)	2,497	229,135
Umicore SA(1)	2,656	128,060

		2,404,111

Security Description	Shares	Value (Note 2)
Bermuda — 0.0%
Cheung Kong Infrastructure Holdings, Ltd.(1)	2,000	$14,074
First Pacific Co., Ltd.(1)	10,000	12,053
Global Brands Group Holding, Ltd.†	20,000	5,213
Li & Fung, Ltd.(1)	20,000	26,668
Noble Group, Ltd.(1)	13,686	15,550

		73,558

Cayman Islands — 0.0%
MGM China Holdings, Ltd.(1)	3,200	11,723
Sands China, Ltd.(1)	8,000	58,722
Wynn Macau, Ltd.(1)	5,200	22,093

		92,538

Denmark — 1.5%
AP Moeller - Maersk A/S, Series A(1)	55	123,023
AP Moeller - Maersk A/S, Series B(1)	105	243,896
Carlsberg A/S, Class B(1)	1,792	171,318
Coloplast A/S, Class B(1)	2,760	233,026
Danske Bank A/S(1)	14,724	424,989
DSV A/S(1)	2,249	70,867
Novo Nordisk A/S(1)	46,055	2,125,459
Novozymes A/S, Class B(1)	5,803	286,707
TDC A/S(1)	18,108	182,703

		3,861,988

Finland — 1.1%
Elisa Oyj(1)	3,171	90,758
Fortum Oyj†(1)	11,561	296,657
Kone Oyj, Class B(1)	7,799	327,798
Metso Oyj(1)	6,012	236,935
Neste Oil Oyj(1)	4,485	82,497
Nokia Oyj†(1)	80,707	635,830
Sampo Oyj, Class A(1)	8,274	410,866
Stora Enso Oyj, Class R(1)	12,969	116,459
UPM-Kymmene Oyj(1)	14,181	230,526
Valmet Corp.(1)	6,012	62,943
Wartsila Oyj Abp(1)	4,780	241,389

		2,732,658

France — 7.5%
Accor SA(1)	1,748	84,388
Air Liquide SA(1)	2,583	328,802
Alcatel-Lucent†(1)	63,176	221,981
Alstom SA†(1)	4,778	172,035
AtoS(1)	4,683	365,076
AXA SA(1)	34,309	785,716
BNP Paribas SA(1)	16,120	1,063,052
Bouygues SA(1)	6,209	244,368
Cap Gemini SA(1)	7,395	534,589
Carrefour SA(1)	5,241	180,886
Casino Guichard Perrachon SA(1)	201	24,210
Christian Dior SA(1)	1,173	203,850
Cie de St-Gobain(1)	9,655	467,927
Cie Generale des Etablissements Michelin(1)	6,120	670,300
CNP Assurances(1)	2,106	41,305
Credit Agricole SA(1)	14,023	189,930
Danone SA(1)	7,306	527,668
Dassault Systemes(1)	712	47,620
Edenred(1)	2,492	77,714
Electricite de France SA(1)	4,493	145,186
Essilor International SA(1)	1,708	166,270
Eurazeo SA(1)	433	32,544

233

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
Fonciere Des Regions(1)	196	$19,675
GDF Suez(1)	25,543	654,408
Gecina SA†(1)	184	26,224
ICADE(1)	167	16,108
Iliad SA(1)	914	250,461
Imerys SA(1)	258	20,061
Kering(1)	1,128	240,781
Klepierre(1)	731	34,538
L’Oreal SA(1)	420	70,927
Lafarge SA(1)	6,164	479,179
Lagardere SCA(1)	1,741	51,890
Legrand SA(1)	5,434	300,107
LVMH Moet Hennessy Louis Vuitton SA(1)	4,665	800,380
Natixis(1)	16,126	103,639
Orange SA(1)	10,547	165,118
Pernod Ricard SA(1)	652	73,050
Publicis Groupe SA(1)	3,497	253,891
Remy Cointreau SA(1)	314	25,720
Renault SA(1)	9,046	751,846
Safran SA(1)	5,377	314,924
Sanofi(1)	25,174	2,641,247
Schneider Electric SE(1)	11,633	978,630
SCOR SE(1)	1,819	58,380
Societe BIC SA(1)	351	48,426
Societe Generale SA(1)	10,640	531,697
Sodexo(1)	899	89,534
Suez Environnement Co.(1)	4,146	77,049
Technip SA(1)	2,043	187,874
Total SA(1)	22,268	1,436,421
Unibail-Rodamco SE	1,348	362,181
Veolia Environnement SA(1)	7,837	138,094
Vinci SA(1)	14,844	1,021,409
Vivendi SA(1)	6,631	166,360

		18,965,646

Germany — 7.6%
adidas AG(1)	3,095	246,176
Allianz SE(1)	6,890	1,151,658
Axel Springer SE(1)	672	37,842
BASF SE†(1)	15,908	1,653,326
Bayer AG(1)	13,185	1,746,164
Bayerische Motoren Werke AG(1)	6,990	835,797
Beiersdorf AG(1)	1,762	159,302
Brenntag AG(1)	772	123,949
Commerzbank AG†(1)	18,883	272,743
Continental AG(1)	2,139	462,558
Daimler AG(1)	18,094	1,499,056
Deutsche Bank AG(1)	26,301	903,798
Deutsche Boerse AG(1)	2,229	162,194
Deutsche Lufthansa AG(1)	2,291	40,712
Deutsche Post AG(1)	11,115	356,555
Deutsche Telekom AG(1)	71,510	1,158,273
E.ON SE(1)	45,834	866,991
Fraport AG Frankfurt Airport Services Worldwide(1)	297	19,577
Fresenius Medical Care AG & Co. KGaA(1)	6,145	427,136
Fresenius SE & Co. KGaA(1)	389	58,265
GEA Group AG†(1)	3,254	146,379
Hannover Rueck SE(1)	499	42,655
Infineon Technologies AG(1)	27,217	301,494

Security Description	Shares	Value (Note 2)
Germany (continued)
LANXESS AG(1)	838	$53,364
Linde AG(1)	2,293	469,468
Merck KGaA(1)	2,492	221,444
Metro AG†(1)	9,608	347,644
Muenchener Rueckversicherungs AG(1)	3,864	822,011
OSRAM Licht AG†(1)	1,056	42,709
ProSiebenSat.1 Media AG(1)	6,629	278,658
RWE AG(1)	8,681	349,439
SAP SE(1)	19,427	1,532,154
Siemens AG(1)	15,294	1,892,073
Telefonica Deutschland Holding AG(1)	5,441	42,691
ThyssenKrupp AG†(1)	4,964	140,580
United Internet AG(1)	1,566	62,772
Volkswagen AG(1)	2,044	473,339

		19,400,946

Hong Kong — 0.9%
AIA Group, Ltd.(1)	40,400	216,934
Bank of East Asia, Ltd.(1)	4,912	20,944
BOC Hong Kong Holdings, Ltd.(1)	13,000	40,946
Cheung Kong Holdings, Ltd.(1)	16,000	310,994
China Merchants Holdings International Co., Ltd.(1)	29	98
CLP Holdings, Ltd.(1)	7,000	58,157
Galaxy Entertainment Group, Ltd.(1)	7,000	58,578
Hang Lung Properties, Ltd.(1)	26,000	80,282
Hang Seng Bank, Ltd.(1)	2,900	49,302
Henderson Land Development Co., Ltd.(1)	14,507	92,624
Hong Kong & China Gas Co., Ltd.(1)	23,100	50,436
Hong Kong Exchanges and Clearing, Ltd.(1)	3,947	87,965
Hutchison Whampoa, Ltd.(1)	8,000	109,068
Hysan Development Co., Ltd.(1)	8,000	38,459
Link REIT(1)	25,500	144,646
MTR Corp., Ltd.(1)	6,650	26,180
New World Development Co., Ltd.(1)	61,659	77,930
Power Assets Holdings, Ltd.(1)	5,500	49,179
Sino Land Co., Ltd.(1)	35,922	61,618
SJM Holdings, Ltd.(1)	7,000	18,760
Sun Hung Kai Properties, Ltd.(1)	18,624	281,899
Swire Pacific, Ltd., Class A(1)	8,000	102,726
Swire Properties, Ltd.(1)	14,200	46,363
Wharf Holdings, Ltd.(1)	17,000	135,576
Wheelock & Co., Ltd.(1)	11,000	55,497

		2,215,161

Ireland — 0.4%
Bank of Ireland†(1)	894,650	317,007
CRH PLC(1)	18,870	440,952
Kerry Group PLC, Class A(1)	2,144	159,009
Ryanair Holdings PLC ADR†	200	10,598

		927,566

Isle of Man — 0.0%
Genting Singapore PLC(1)	37,000	39,560

Italy — 0.4%
Assicurazioni Generali SpA(1)	20,882	435,576
Fiat SpA†(1)	12,513	120,484
Luxottica Group SpA(1)	3,307	182,620
Telecom Italia SpA RSP(1)	134,272	125,257
Unione di Banche Italiane SCpA(1)	8,438	69,246

		933,183

234

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan — 20.3%
Aeon Co., Ltd.(1)	13,300	$149,560
Aeon Mall Co., Ltd.(1)	2,500	58,678
Ajinomoto Co., Inc.(1)	17,000	262,088
Asahi Glass Co., Ltd.(1)	23,200	137,841
Asahi Group Holdings, Ltd.(1)	9,100	275,731
Asahi Kasei Corp.(1)	26,000	205,661
Astellas Pharma, Inc.(1)	57,500	771,944
Bandai Namco Holdings, Inc.(1)	3,500	88,750
Bank of Kyoto, Ltd.†(1)	11,000	100,147
Bank of Yokohama, Ltd.(1)	45,000	257,170
Benesse Holdings, Inc.(1)	2,200	83,065
Bridgestone Corp.(1)	15,300	552,151
Canon, Inc.(1)	6,400	209,463
Central Japan Railway Co.(1)	3,766	536,123
Chiba Bank, Ltd.†(1)	22,000	160,454
Chubu Electric Power Co., Inc.†(1)	13,900	161,843
Chugai Pharmaceutical Co., Ltd.(1)	5,900	196,490
Credit Saison Co., Ltd.(1)	4,000	79,216
Dai Nippon Printing Co., Ltd.(1)	14,400	147,803
Daido Steel Co., Ltd.†(1)	3,000	14,102
Daiichi Sankyo Co., Ltd.(1)	17,000	309,245
Daikin Industries, Ltd.(1)	6,300	434,670
Daito Trust Construction Co., Ltd.(1)	2,000	241,474
Daiwa House Industry Co., Ltd.(1)	13,400	272,716
Daiwa Securities Group, Inc.(1)	54,000	454,836
Denso Corp.(1)	15,509	715,062
East Japan Railway Co.(1)	8,600	691,309
Eisai Co., Ltd.(1)	4,900	208,198
FANUC Corp.(1)	4,100	710,278
Fast Retailing Co., Ltd.(1)	1,400	462,119
FUJIFILM Holdings Corp.(1)	13,100	374,101
Fujitsu, Ltd.(1)	48,400	372,310
Fukuoka Financial Group, Inc.(1)	24,000	123,149
Hankyu Hanshin Holdings, Inc.†(1)	20,000	116,496
Hirose Electric Co., Ltd.†(1)	700	98,943
Hisamitsu Pharmaceutical Co., Inc.(1)	1,700	67,633
Hitachi Metals, Ltd.(1)	2,000	32,344
Hitachi, Ltd.(1)	87,800	683,510
Honda Motor Co., Ltd.(1)	36,104	1,252,686
Hoya Corp.(1)	9,400	305,599
IHI Corp.(1)	31,000	144,167
Inpex Corp.(1)	6,600	98,050
ITOCHU Corp.(1)	34,400	440,206
Japan Real Estate Investment Corp.(1)	24	135,839
Japan Retail Fund Investment Corp.(1)	43	95,024
Japan Tobacco, Inc.(1)	21,300	743,186
JFE Holdings, Inc.(1)	13,000	274,386
JGC Corp.(1)	5,000	151,809
Joyo Bank, Ltd.(1)	27,000	144,013
JSR Corp.(1)	3,500	60,489
JX Holdings, Inc.(1)	74,000	382,170
Kajima Corp.(1)	16,800	78,508
Kansai Electric Power Co., Inc.†(1)	23,300	211,261
Kao Corp.(1)	12,000	493,687
Kawasaki Heavy Industries, Ltd.(1)	25,000	97,609
Keikyu Corp.(1)	11,000	97,093
Keio Corp.†(1)	5,000	40,039
Keyence Corp.(1)	990	430,226
Kintetsu Corp.(1)	39,500	143,942
Kirin Holdings Co., Ltd.(1)	19,000	266,389
Kobe Steel, Ltd.(1)	69,000	112,407
Komatsu, Ltd.(1)	19,200	422,268

Security Description	Shares	Value (Note 2)
Japan (continued)
Konami Corp.(1)	3,800	$88,252
Konica Minolta, Inc.(1)	13,300	142,577
Kubota Corp.(1)	26,000	344,296
Kuraray Co., Ltd.(1)	6,200	81,578
Kurita Water Industries, Ltd.(1)	1,800	41,594
Kyocera Corp.(1)	8,300	401,979
Kyushu Electric Power Co., Inc.†(1)	7,800	86,800
Lawson, Inc.(1)	2,000	149,871
LIXIL Group Corp.(1)	5,300	129,068
Marubeni Corp.(1)	36,200	255,520
Maruichi Steel Tube, Ltd.†(1)	500	13,886
Mitsubishi Chemical Holdings Corp.(1)	29,500	129,398
Mitsubishi Corp.(1)	30,200	636,995
Mitsubishi Electric Corp.(1)	38,800	512,321
Mitsubishi Estate Co., Ltd.(1)	28,000	686,579
Mitsubishi Heavy Industries, Ltd.(1)	75,400	492,099
Mitsubishi Materials Corp.(1)	43,000	157,389
Mitsubishi Tanabe Pharma Corp.(1)	6,900	100,484
Mitsubishi UFJ Financial Group, Inc.(1)	105,111	622,193
Mitsui & Co., Ltd.(1)	36,200	581,505
Mitsui Fudosan Co., Ltd.(1)	20,000	661,229
Mitsui OSK Lines, Ltd.(1)	4,000	14,819
Mizuho Financial Group, Inc.(1)	552,600	1,076,004
MS&AD Insurance Group Holdings, Inc.(1)	10,100	230,942
Murata Manufacturing Co., Ltd.(1)	5,300	506,009
NEC Corp.(1)	61,800	239,490
Nexon Co., Ltd.(1)	2,500	24,030
NGK Insulators, Ltd.(1)	9,400	220,488
NGK Spark Plug Co., Ltd.(1)	6,000	179,906
Nidec Corp.(1)	5,000	326,079
Nikon Corp.(1)	10,000	155,902
Nintendo Co., Ltd.(1)	2,300	255,918
Nippon Building Fund, Inc.(1)	24	134,935
Nippon Express Co., Ltd.(1)	22,400	108,449
Nippon Steel & Sumitomo Metal Corp.(1)	226,000	684,466
Nippon Telegraph & Telephone Corp.(1)	8,400	558,432
Nippon Yusen KK(1)	29,000	83,090
Nissan Motor Co., Ltd.(1)	53,800	530,531
Nitto Denko Corp.(1)	3,900	175,941
NKSJ Holdings, Inc.(1)	7,100	180,058
Nomura Holdings, Inc.(1)	80,100	506,351
Nomura Research Institute, Ltd.†(1)	3,800	119,804
NSK, Ltd.(1)	15,000	211,664
NTT Data Corp.(1)	4,100	155,979
NTT DOCOMO, Inc.(1)	11,600	204,535
Obayashi Corp.(1)	11,000	80,535
Oji Holdings Corp.†(1)	24,800	99,934
Omron Corp.(1)	5,800	256,653
Ono Pharmaceutical Co., Ltd.(1)	2,100	178,326
Oriental Land Co., Ltd.(1)	1,800	338,247
ORIX Corp.(1)	18,830	306,117
Osaka Gas Co., Ltd.(1)	68,200	283,756
Otsuka Holdings Co., Ltd.(1)	6,200	197,269
Resona Holdings, Inc.(1)	17,200	94,759
Rohm Co., Ltd.(1)	4,000	227,698
Santen Pharmaceutical Co., Ltd.(1)	1,900	111,745
Secom Co., Ltd.(1)	3,600	219,647
Sekisui Chemical Co., Ltd.†(1)	22,000	263,569
Sekisui House, Ltd.(1)	41,700	546,974
Seven & I Holdings Co., Ltd.(1)	15,300	638,533

235

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Shimamura Co., Ltd.†(1)	800	$79,496
Shimano, Inc.(1)	2,400	280,142
Shimizu Corp.(1)	13,000	99,637
Shin-Etsu Chemical Co., Ltd.(1)	7,348	466,412
Shionogi & Co., Ltd.(1)	7,600	164,004
Shiseido Co., Ltd.(1)	8,800	174,154
Shizuoka Bank, Ltd.†(1)	21,000	226,820
SMC Corp.(1)	1,300	360,401
SoftBank Corp.(1)	27,800	1,970,967
Sony Corp.(1)	29,447	535,834
Stanley Electric Co., Ltd.(1)	1,800	46,768
Sumitomo Chemical Co., Ltd.(1)	28,400	106,983
Sumitomo Corp.(1)	22,800	298,484
Sumitomo Electric Industries, Ltd.(1)	14,100	206,724
Sumitomo Heavy Industries, Ltd.(1)	13,000	63,816
Sumitomo Metal Mining Co., Ltd.(1)	18,400	307,090
Sumitomo Mitsui Financial Group, Inc.(1)	32,400	1,326,415
Sumitomo Mitsui Trust Holdings, Inc.(1)	162,518	706,982
Sumitomo Realty & Development Co., Ltd.(1)	10,000	413,805
T&D Holdings, Inc.(1)	12,900	162,473
Taiheiyo Cement Corp.(1)	17,000	66,230
Taisei Corp.(1)	18,000	102,031
Takeda Pharmaceutical Co., Ltd.(1)	16,300	744,873
TDK Corp.(1)	3,300	158,152
Teijin, Ltd.(1)	22,800	56,528
Terumo Corp.(1)	9,800	222,612
THK Co., Ltd.†(1)	3,200	77,066
Tobu Railway Co., Ltd.†(1)	20,200	106,002
Tohoku Electric Power Co., Inc.(1)	13,900	152,077
Tokio Marine Holdings, Inc.(1)	20,671	651,148
Tokyo Electron, Ltd.(1)	5,100	329,903
Tokyo Gas Co., Ltd.(1)	69,400	397,182
Tokyu Corp.(1)	26,000	187,595
Tokyu Fudosan Holdings Corp.(1)	14,000	106,208
TonenGeneral Sekiyu KK(1)	12,000	104,967
Toppan Printing Co., Ltd.(1)	11,200	85,581
Toray Industries, Inc.(1)	23,100	156,607
Toshiba Corp.(1)	77,000	342,890
Toyo Suisan Kaisha, Ltd.(1)	4,000	121,443
Toyota Industries Corp.(1)	2,650	129,267
Toyota Motor Corp.(1)	60,700	3,590,917
Trend Micro, Inc.(1)	3,000	106,904
Unicharm Corp.(1)	2,600	159,513
USS Co., Ltd.(1)	8,000	140,376
West Japan Railway Co.(1)	1,316	59,812
Yahoo Japan Corp.(1)	50,200	223,377
Yakult Honsha Co., Ltd.†(1)	2,100	111,301
Yamada Denki Co., Ltd.(1)	30,400	108,296
Yamaha Motor Co., Ltd.(1)	1,400	23,275
Yamato Holdings Co., Ltd.(1)	6,000	123,954
Yamato Kogyo Co., Ltd.†(1)	400	13,064
Yaskawa Electric Corp.(1)	5,700	74,313

		51,511,794

Jersey — 1.3%
Experian PLC(1)	25,853	441,735
Glencore PLC(1)	198,386	1,204,803
Petrofac, Ltd.(1)	3,129	57,475
Shire PLC(1)	97	7,997

Security Description	Shares	Value (Note 2)
Jersey (continued)
Wolseley PLC(1)	6,325	$329,181
WPP PLC(1)	61,910	1,231,771

		3,272,962

Luxembourg — 0.1%
ArcelorMittal(1)	17,481	265,040
SES SA FDR(1)	920	33,740
Subsea 7 SA(1)	2,258	37,670

		336,450

Mauritius — 0.0%
Golden Agri-Resources, Ltd.(1)	24,683	10,546

Mexico — 0.5%
Alfa SAB de CV, Class A	20,100	54,887
America Movil SAB de CV, Series L	216,000	255,050
Cemex SAB de CV CPO†	80,000	100,635
Coca-Cola Femsa SAB de CV, Series L	3,500	37,367
Fibra Uno Administracion SA de CV	17,500	61,462
Fomento Economico Mexicano SAB de CV	13,700	128,834
Grupo Bimbo SAB de CV, Class A	13,000	39,865
Grupo Financiero Banorte SAB de CV, Class O	16,700	111,102
Grupo Financiero Inbursa SAB de CV, Class O	17,500	53,480
Grupo Financiero Santander Mexico SAB de CV, Class B	13,000	34,565
Grupo Mexico SAB de CV, Class B	25,900	92,159
Grupo Televisa SAB CPO	17,700	126,082
Industrias Penoles SAB de CV	995	24,837
Kimberly-Clark de Mexico SAB de CV, Class A	13,200	33,489
Mexichem SAB de CV	8,100	32,351
Promotora y Operadora de Infraestructura SAB de CV†	2,400	32,391
Wal-Mart de Mexico SAB de CV, Series V	38,600	95,858

		1,314,414

Netherlands — 3.2%
Aegon NV(1)	33,485	271,558
Airbus Group NV(1)	8,852	511,912
Akzo Nobel NV(1)	6,162	444,198
ASML Holding NV(1)	9,100	859,378
CNH Industrial NV†(1)	73,735	678,920
Corio NV(1)	1,352	71,744
Fugro NV CVA(1)	859	33,081
Gemalto NV (Euronext Paris)	937	91,542
Gemalto NV(1) (Euronext Amsterdam)	1,053	102,583
Heineken NV(1)	3,347	235,006
ING Groep NV CVA†(1)	71,974	932,147
Koninklijke Ahold NV(1)	39,118	681,789
Koninklijke Boskalis Westminster NV(1)	3,075	164,016
Koninklijke DSM NV(1)	2,576	177,665
Koninklijke KPN NV†(1)	70,911	225,338
Koninklijke Philips NV(1)	21,250	654,032
Randstad Holding NV(1)	1,156	57,161
Reed Elsevier NV(1)	18,703	420,198
STMicroelectronics NV(1)	6,546	54,341
TNT Express NV(1)	10,954	88,058
Unilever NV CVA(1)	20,360	838,170

236

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands (continued)
Wolters Kluwer NV†(1)	14,376	$396,990
Ziggo NV(1)	5,055	227,385

		8,217,212

Norway — 0.8%
Aker Solutions ASA(1)	6,351	93,302
DNB ASA(1)	27,750	490,404
Norsk Hydro ASA(1)	23,644	139,733
Orkla ASA(1)	18,287	165,652
Statoil ASA(1)	24,177	689,303
Telenor ASA(1)	14,124	324,322

		1,902,716

Portugal — 0.2%
EDP - Energias de Portugal SA(1)	41,333	193,335
Galp Energia SGPS SA(1)	9,695	171,747
Jeronimo Martins SGPS SA(1)	15,327	200,397

		565,479

Singapore — 0.4%
Ascendas Real Estate Investment Trust(1)	8,000	14,925
CapitaLand, Ltd.(1)	13,000	35,807
CapitaMall Trust†(1)	11,004	17,359
City Developments, Ltd.(1)	2,983	25,262
ComfortDelGro Corp., Ltd.(1)	8,481	17,559
DBS Group Holdings, Ltd.(1)	10,947	159,653
Jardine Cycle & Carriage, Ltd.(1)	1,025	38,171
Keppel Corp., Ltd.(1)	8,200	71,969
Oversea-Chinese Banking Corp., Ltd.(1)	20,901	166,529
Sembcorp Industries, Ltd.(1)	6,370	27,829
Sembcorp Marine, Ltd.(1)	4,800	15,917
Singapore Airlines, Ltd.(1)	1,810	14,933
Singapore Airlines, Ltd. 200(1)	2,000	16,520
Singapore Exchange, Ltd.(1)	3,008	17,001
Singapore Press Holdings, Ltd.†(1)	13,952	46,401
Singapore Technologies Engineering, Ltd.(1)	7,000	21,227
Singapore Telecommunications, Ltd.(1)	2,560	8,341
Singapore Telecommunications, Ltd. 10(1)	38,000	123,505
United Overseas Bank, Ltd.(1)	9,059	174,868
Wilmar International, Ltd.(1)	6,000	15,705

		1,029,481

Spain — 1.4%
Abertis Infraestructuras SA(1)	2,342	51,254
ACS Actividades de Construccion y Servicios SA(1)	1,447	63,136
Amadeus IT Holding SA, Class A(1)	4,365	171,664
Banco Bilbao Vizcaya Argentaria SA(1)	34,516	424,734
Banco de Sabadell SA(1)	36,503	118,197
Banco Popular Espanol SA(1)	13,382	81,430
Banco Santander SA†(1)	83,059	834,737
Bankia SA†(1)	42,844	83,707
CaixaBank SA(1)	18,178	108,871
Distribuidora Internacional de Alimentacion SA(1)	7,014	58,010
Enagas SA(1)	1,666	55,438
Ferrovial SA†(1)	3,904	81,520
Gas Natural SDG SA(1)	3,054	93,509
Grifols SA(1)	2,190	98,585

Security Description	Shares	Value (Note 2)
Spain (continued)
Iberdrola SA(1)	41,429	$307,579
Inditex SA(1)	12,515	364,720
International Consolidated Airlines Group SA†(1)(LSE)	10,451	57,931
International Consolidated Airlines Group SA†(1)(XMCE)	1,679	9,329
Mapfre SA(1)	7,265	27,872
Red Electrica Corp. SA(1)	945	80,931
Repsol SA(1)	8,928	221,634
Telefonica SA(1)	6,551	106,539
Zardoya Otis SA(1)	1,557	23,801

		3,525,128

Sweden — 2.5%
Assa Abloy AB, Class B(1)	6,992	342,625
Electrolux AB, Series B(1)	4,404	109,644
Elekta AB, Series B(1)	7,678	93,994
Getinge AB, Class B(1)	10,081	245,328
Hennes & Mauritz AB, Class B(1)	24,483	1,003,441
Investment AB Kinnevik, Class B(1)	1,497	62,119
Investor AB, Class B(1)	14,947	537,239
Lundin Petroleum AB†(1)	3,201	57,306
Nordea Bank AB†(1)	62,568	837,871
Securitas AB, Class B(1)	6,740	78,308
Skandinaviska Enskilda Banken AB, Class A(1)	7,751	104,070
Skanska AB, Class B(1)	9,962	206,821
Svenska Cellulosa AB SCA, Class B(1)	11,912	294,240
Svenska Handelsbanken AB, Class A(1)	14,776	711,815
Swedbank AB, Class A(1)	3,117	79,859
Swedish Match AB(1)	3,810	124,673
Tele2 AB, Series B(1)	625	7,622
Telefonaktiebolaget LM Ericsson, Class B(1)	63,885	794,075
TeliaSonera AB(1)	27,267	204,286
Volvo AB, Class B(1)	26,229	319,578

		6,214,914

Switzerland — 9.1%
ABB, Ltd.(1)	47,580	1,094,738
Baloise Holding AG(1)	1,055	127,133
Cie Financiere Richemont SA(1)	8,656	823,762
Credit Suisse Group AG(1)	29,023	788,919
Geberit AG(1)	1,007	337,273
Givaudan SA(1)	155	253,661
Holcim, Ltd.(1)	5,260	421,821
Julius Baer Group, Ltd.(1)	6,444	273,323
Lonza Group AG(1)	987	109,659
Nestle SA(1)	57,262	4,250,907
Novartis AG(1)	61,364	5,356,426
Pargesa Holding SA BR(1)	129	10,897
Partners Group Holding AG(1)	332	83,317
Roche Holding AG(1)	15,828	4,598,404
Schindler Holding AG(1)	1,217	181,814
Sonova Holding AG(1)	930	144,303
Swatch Group AG BR(1)	557	298,173
Swiss Life Holding AG†(1)	497	115,007
Swiss Prime Site AG(1)	965	76,536
Swiss Re AG(1)	6,188	526,020
Swisscom AG(1)	757	419,897
Syngenta AG(1)	1,278	454,436
UBS AG(1)	69,100	1,186,737

237

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Switzerland (continued)
Zurich Insurance Group AG(1)	3,578	$1,040,158

		22,973,321

United Kingdom — 20.3%
3i Group PLC(1)	18,736	118,814
Aberdeen Asset Management PLC(1)	27,799	192,959
Admiral Group PLC(1)	2,855	70,103
AMEC PLC(1)	3,988	76,236
Anglo American PLC(1)	28,616	766,952
Antofagasta PLC(1)	387	5,282
ARM Holdings PLC(1)	62,625	894,437
AstraZeneca PLC(1)	31,898	2,323,942
Aviva PLC(1)	69,368	586,696
BAE Systems PLC(1)	87,178	629,177
Barclays PLC(1)	206,853	783,822
BG Group PLC(1)	77,950	1,537,884
BHP Billiton PLC(1)	41,489	1,416,653
BP PLC(1)	323,295	2,640,883
British American Tobacco PLC(1)	28,319	1,657,352
British Land Co. PLC(1)	20,537	243,030
British Sky Broadcasting Group PLC(1)	56,765	838,460
BT Group PLC(1)	183,700	1,197,933
Bunzl PLC(1)	9,678	258,954
Burberry Group PLC(1)	9,850	234,042
Capita PLC(1)	5,432	109,876
Carnival PLC(1)	5,224	188,668
Centrica PLC(1)	57,399	299,211
Cobham PLC(1)	17,375	85,473
Compass Group PLC(1)	42,914	698,470
Croda International PLC(1)	2,720	96,504
Diageo PLC(1)	39,992	1,203,030
easyJet PLC†(1)	1,401	30,479
GKN PLC(1)	45,599	262,094
GlaxoSmithKline PLC(1)	120,541	2,909,510
Hammerson PLC(1)	16,998	171,911
Hargreaves Lansdown PLC(1)	3,288	56,481
HSBC Holdings PLC(1)	354,714	3,797,328
ICAP PLC(1)	6,948	40,612
Imperial Tobacco Group PLC(1)	12,371	535,797
InterContinental Hotels Group PLC(1)	6,514	263,864
Intertek Group PLC(1)	4,129	178,639
Intu Properties PLC(1)	11,191	61,790
Investec PLC(1)	4,375	37,866
J Sainsbury PLC(1)	23,835	125,758
Johnson Matthey PLC(1)	3,788	188,561
Kingfisher PLC(1)	19,085	96,333
Land Securities Group PLC(1)	18,073	316,828
Legal & General Group PLC(1)	100,734	398,523
Lloyds Banking Group PLC†(1)	1,278,477	1,592,299
Marks & Spencer Group PLC(1)	32,185	232,619
Meggitt PLC(1)	16,744	143,004
National Grid PLC(1)	51,395	740,248
Next PLC(1)	3,915	446,277
Old Mutual PLC(1)	81,017	266,606
Pearson PLC(1)	24,882	478,013
Prudential PLC(1)	36,953	850,914
Reckitt Benckiser Group PLC(1)	15,575	1,374,430
Reed Elsevier PLC(1)	31,090	500,722
Rexam PLC(1)	13,269	112,216
Rio Tinto PLC(1)	24,821	1,418,756
Rolls-Royce Holdings PLC(1)	35,462	617,796
Royal Dutch Shell PLC, Class A(1)	90,078	3,704,065

Security Description	Shares/ Principal Amount	Value (Note 2)
United Kingdom (continued)
Royal Dutch Shell PLC, Class B(1)	60,745	$2,617,101
RSA Insurance Group PLC(1)	11,807	91,147
SABMiller PLC†(1)	12,796	697,087
Sage Group PLC(1)	36,087	223,770
Schroders PLC(1)	2,276	91,342
Segro PLC(1)	36,014	216,985
Severn Trent PLC(1)	5,726	186,438
Smith & Nephew PLC(1)	63,673	1,096,079
Smiths Group PLC(1)	10,457	224,340
SSE PLC(1)	18,789	460,790
Standard Chartered PLC(1)	23,907	495,982
Standard Life PLC(1)	32,061	201,833
Tesco PLC(1)	132,748	574,461
TUI Travel PLC(1)	13,501	82,280
Tullow Oil PLC(1)	433	5,305
Unilever PLC(1)	16,091	696,821
United Utilities Group PLC(1)	5,947	89,065
Vodafone Group PLC(1)	554,977	1,847,893
Weir Group PLC(1)	3,931	169,469
Whitbread PLC(1)	4,345	313,737
WM Morrison Supermarkets PLC(1)	274	777

		51,487,884

Total Common Stocks (cost $182,667,794)		214,981,356

PREFERRED SECURITIES — 0.4%
Germany — 0.4%
Henkel AG & Co. KGaA(1)	2,642	295,130
Porsche Automobil Holding SE(1)	3,635	340,316
Volkswagen AG(1)	1,615	377,284

Total Preferred Securities (cost $832,080)		1,012,730

WARRANTS† — 0.0%
Sun Hung Kai Properties, Ltd. Expires 04/22/2016 (Strike Price 98.60 HKD)	1,536	3,841

Total Long-Term Investment Securities (cost $183,499,874)		215,997,927

REPURCHASE AGREEMENT — 14.6%
Agreement with State Street Bank & Trust Co. bearing interest at 0.00% dated 07/31/2014, to be repurchased 08/01/2014 in the amount of $36,934,000 and collateralized by $40,875,000 of Federal Home Loan Mtg. Corp Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $37,674,488 (cost $36,934,000)	$36,934,000	36,934,000

TOTAL INVESTMENTS — (cost $220,433,874)(3)	99.7%	252,931,927
Other assets less liabilities	0.3	817,364

NET ASSETS —	100.0%	$253,749,291

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2014. The aggregate value of these securities was $213,938,550 representing 84.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	See Note 3 for cost of investments on a tax basis.

238

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

ADR — American Depository Receipt

BR — Bearer Shares

CPO — Certificado de Participacion Ordinario

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

Euronext Paris — Euronext Stock Exchange, Paris

FDR — Federal Depository Receipt

HKD — Hong Kong Dollar

LSE — London Stock Exchange

RSP — Risparmio Savings Shares

VVPR — Reduced tax rate shares

XMCE — Continuous Market

Open Futures Contracts#
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2014	Unrealized Appreciation (Depreciation)
12	Long	SPI 200 Index	September 2014	$1,502,678	$1,536,833	$34,155
82	Long	CAC40 10 EURO Index	August 2014	4,762,519	4,640,120	(122,399)
55	Long	Euro Stoxx 50	September 2014	2,364,093	2,289,057	(75,036)
55	Long	FTSE/MIB Index	September 2014	8,099,680	7,544,141	(555,539)
53	Long	IBEX 35 Index	August 2014	7,486,725	7,544,348	57,623
14	Long	FTSE 100 Index	September 2014	1,587,895	1,571,879	(16,016)
34	Long	Hang Seng Index	August 2014	5,245,985	5,405,860	159,875
56	Long	Tokyo Stock Price Index	September 2014	6,786,409	6,977,702	191,293

						$(326,044)

#	These foreign equity index futures contracts were valued using fair value procedures at July 31, 2014. The aggregate appreciation (depreciation) of these futures contracts was ($326,044) representing (0.4%) of net assets. Foreign equity index futures contracts are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity index futures contracts.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of New York	GBP	1,112,556	USD	1,881,133	08/21/2014	$3,061	$—

Commonwealth Bank of Australia Sydney	USD	9,085,716	AUD	9,727,591	08/21/2014	—	(55,869)

Deutsche Bank AG London	EUR	7,383,677	USD	9,930,646	08/21/2014	43,006	—
	USD	14,789,295	EUR	10,902,950	08/21/2014	—	(188,920)
	USD	844,864	GBP	492,983	08/21/2014	—	(12,675)

						43,006	(201,595)

Goldman Sachs International	USD	375,956	EUR	277,022	08/21/2014	—	(4,989)

JPMorgan Chase Bank N.A	GBP	1,200,928	USD	2,058,121	08/21/2014	30,871	—

Northern Trust Company	USD	2,626,997	GBP	1,532,853	08/21/2014	—	(39,434)

State Street Bank and Trust Company	GBP	265,878	USD	455,656	08/21/2014	6,836	—

UBS AG	USD	2,455,230	EUR	1,809,134	08/21/2014	—	(32,580)

Net Unrealized Appreciation/(Depreciation)						$83,774	$(334,467)

AUD	— Australian Dollar	GBP	— British Pound
EUR	— Euro Dollar	USD	— United States Dollars

239

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Australia	$271,588	$10,700,552	$—	$10,972,140
Belgium	—	2,404,111	0	2,404,111
Bermuda	5,213	68,345	—	73,558
France	362,181	18,603,465	—	18,965,646
Germany	—	19,400,946	—	19,400,946
Ireland	10,598	916,968	—	927,566
Japan	—	51,511,794	—	51,511,794
Mexico	1,314,414	—	—	1,314,414
Netherlands	91,542	8,125,670	—	8,217,212
Switzerland	—	22,973,321	—	22,973,321
United Kingdom	—	51,487,884	—	51,487,884
Other Countries*	—	26,732,764	—	26,732,764
Preferred Securities	—	1,012,730	—	1,012,730
Warrants	3,841	—	—	3,841
Repurchase Agreement	—	36,934,000	—	36,934,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	—	442,946	—	442,946
Open Forward Currency Contracts - Appreciation	—	83,774	—	83,774

Total	$2,059,377	$251,399,270	$0	$253,458,647

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts -Depreciation	$—	$768,990	$—	$768,990
Open Forward Currency Contracts -Depreciation	—	334,467	—	334,467

Total	$—	$1,103,457	$—	$1,103,457

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by classification, please refer to the Portfolio of Investments.

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

240

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014

Industry Allocation*

Banks-Commercial	17.2%
Cellular Telecom	7.8
Auto-Cars/Light Trucks	6.4
Electronic Components-Semiconductors	6.2
Semiconductor Components-Integrated Circuits	5.1
Oil Companies-Integrated	4.2
Time Deposits	3.4
Telecom Services	2.0
Chemicals-Diversified	2.0
Metal-Iron	1.9
Computer Services	1.8
Oil Refining & Marketing	1.7
Oil Companies-Exploration & Production	1.6
Brewery	1.6
Computers	1.3
Electric-Integrated	1.3
Diversified Financial Services	1.2
Internet Content-Entertainment	1.2
Tobacco	1.2
Airlines	1.2
Auto/Truck Parts & Equipment-Original	1.1
Steel-Producers	1.1
Rubber-Tires	1.1
Metal-Diversified	1.1
Electronic Components-Misc.	1.1
Aerospace/Defense	1.1
Food-Retail	1.0
Computers-Periphery Equipment	1.0
Home Furnishings	1.0
Casino Hotels	1.0
Metal Processors & Fabrication	0.9
Banks-Special Purpose	0.9
Oil-Field Services	0.8
Real Estate Operations & Development	0.8
Auto/Truck Parts & Equipment-Replacement	0.8
Investment Management/Advisor Services	0.7
Diversified Operations	0.7
Circuit Boards	0.6
Insurance-Multi-line	0.6
Wireless Equipment	0.6
Public Thoroughfares	0.6
Web Portals/ISP	0.5
Schools	0.5
Food-Wholesale/Distribution	0.5
Telephone-Integrated	0.5
Building Products-Cement	0.5
Retail-Discount	0.4
Electric-Generation	0.4
Closed-End Funds	0.4
Food-Misc./Diversified	0.4
Building & Construction-Misc.	0.4
Athletic Footwear	0.4
Gambling (Non-Hotel)	0.4
Semiconductor Equipment	0.3
Power Converter/Supply Equipment	0.3
Engines-Internal Combustion	0.3
Audio/Video Products	0.3
Finance-Other Services	0.3
Water Treatment Systems	0.3
Diversified Manufacturing Operations	0.3
Retail-Misc./Diversified	0.3

Cosmetics & Toiletries	0.3%
Television	0.3
Building-Residential/Commercial	0.3
Airport Development/Maintenance	0.2
Medical-Drugs	0.2
Banks-Super Regional	0.2
Retail-Apparel/Shoe	0.2
Lottery Services	0.2
Engineering/R&D Services	0.2
Telecommunication Equipment	0.2
Machinery-Construction & Mining	0.2
Footwear & Related Apparel	0.1
Security Services	0.1

99.3%

Country Allocation*

South Korea	19.9%
China	13.2
Brazil	12.5
Taiwan	9.8
Russia	7.6
Hong Kong	6.4
South Africa	6.3
India	5.0
Turkey	4.5
Cayman Islands	4.2
United States	3.7
United Kingdom	1.1
Bermuda	1.1
Mexico	0.9
United Arab Emirates	0.9
Poland	0.7
Thailand	0.4
Greece	0.4
Qatar	0.3
Hungary	0.2
Indonesia	0.2

99.3%

*	Calculated as a percentage of net assets

241

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 92.6%
Bermuda — 1.1%
REXLot Holdings, Ltd.(1)	8,225,000	$855,045
Shenzhen International Holdings, Ltd.(1)	827,750	1,025,668
Skyworth Digital Holdings, Ltd.(1)	2,524,000	1,251,395
VimpelCom, Ltd. ADR	150,450	1,254,753

		4,386,861

Brazil — 9.6%
AMBEV SA ADR	915,610	6,308,553
Arteris SA†	140,450	1,080,266
Banco do Brasil SA†	426,800	5,214,720
Cia Brasileira de Distribuicao ADR	85,340	4,115,095
Embraer SA†	450,800	4,281,979
Even Construtora e Incorporadora SA	372,300	1,023,979
Ez Tec Empreendimentos e Participacoes SA	90,370	896,231
Grendene SA	75,290	439,710
Itau Unibanco Holding SA ADR	542,965	8,361,661
Kroton Educacional SA	80,360	2,140,100
Porto Seguro SA†	186,200	2,554,890
Telefonica Brasil SA ADR	98,670	1,988,200

		38,405,384

Cayman Islands — 4.2%
ANTA Sports Products, Ltd.(1)	520,000	855,858
Anxin-China Holdings, Ltd.(1)	2,592,000	326,716
Baidu, Inc. ADR†	10,090	2,179,944
China Resources Cement Holdings, Ltd.(1)	2,462,000	1,785,023
Coolpad Group, Ltd.(1)	4,224,000	984,914
Geely Automobile Holdings, Ltd.(1)	5,725,000	2,301,521
NetEase, Inc. ADR	44,280	3,721,291
Perfect World Co., Ltd. ADR	58,020	1,127,329
TCL Communication Technology Holdings, Ltd.(1)	636,000	795,368
Truly International Holdings, Ltd.(1)	1,504,000	902,171
Zhen Ding Technology Holding, Ltd.(1)	589,000	1,757,337

		16,737,472

China — 13.2%
Bank of China, Ltd., Class H(1)	15,891,000	7,579,884
China Construction Bank Corp., Class H(1)	11,638,000	8,981,616
China Merchants Bank Co., Ltd., Class H(1)	1,592,930	3,242,537
China Oilfield Services, Ltd., Class H(1)	1,308,000	3,282,607
China Petroleum & Chemical Corp., Class H(1)	6,628,600	6,558,869
China Telecom Corp., Ltd., Class H(1)	9,054,000	5,078,948
Great Wall Motor Co., Ltd., Class H(1)	763,500	3,137,665
Guangzhou R&F Properties Co., Ltd., Class H(1)	1,054,000	1,548,594
Huadian Power International Corp., Ltd.(1)	2,856,000	1,756,065
Industrial & Commercial Bank of China, Ltd., Class H(1)	12,399,000	8,513,575
Weichai Power Co., Ltd.(1)	724,000	3,146,102

		52,826,462

Greece — 0.4%
OPAP SA(1)	88,620	1,445,690

Security Description	Shares	Value (Note 2)
Hong Kong — 6.4%
China Mobile, Ltd.(1)	938,000	$10,375,467
China South City Holdings, Ltd.(1)	1,576,000	793,275
CNOOC, Ltd.(1)	3,634,000	6,438,653
Fosun International, Ltd.(1)	863,000	1,099,596
Lenovo Group, Ltd.(1)	3,064,000	4,204,383
SJM Holdings, Ltd.(1)	1,066,000	2,856,813

		25,768,187

Hungary — 0.2%
Richter Gedeon Nyrt(1)	55,330	907,699

India — 5.0%
HDFC Bank, Ltd. ADR	89,050	4,220,970
Infosys, Ltd. ADR	89,070	4,882,818
State Bank of India GDR	44,620	3,585,217
Tata Motors, Ltd. ADR	123,820	4,868,602
Wipro, Ltd. ADR	203,420	2,349,501

		19,907,108

Indonesia — 0.2%
United Tractors Tbk PT(1)	385,800	762,758

Mexico — 0.9%
Grupo Financiero Banorte SAB de CV, Class O	554,190	3,686,915

Poland — 0.7%
PGE SA(1)	414,080	2,756,404

Qatar — 0.3%
Qatar National Bank SAQ	28,090	1,396,399

Russia — 7.6%
Aeroflot—Russian Airlines OJSC†	750,600	1,064,070
Lukoil OAO ADR(1)	79,700	4,437,652
Lukoil OAO ADR (OTC)	39,820	2,221,956
MegaFon OAO GDR	109,050	3,053,400
MMC Norilsk Nickel OJSC ADR	226,150	4,443,848
Mobile Telesystems OJSC ADR	259,240	4,648,173
Moscow Exchange MICEX-RTS OAO†	755,250	1,198,761
Sberbank of Russia ADR	635,200	5,259,456
Tatneft OAO ADR	115,490	4,127,613

		30,454,929

South Africa — 6.3%
Barloworld, Ltd.(1)	193,450	1,835,197
Bidvest Group, Ltd.(1)	75,700	2,039,173
MTN Group, Ltd.(1)	364,510	7,518,881
Nedbank Group, Ltd.(1)	139,850	3,040,437
Sasol, Ltd.(1)	120,190	6,934,660
Steinhoff International Holdings, Ltd.(1)	796,250	3,979,464

		25,347,812

South Korea — 19.9%
Amorepacific Corp.(1)	600	1,030,991
BS Financial Group, Inc.(1)	86,865	1,395,453
Coway Co., Ltd.(1)	13,400	1,154,477
Daesang Corp.(1)	16,500	820,610
E-Mart Co., Ltd.(1)	7,940	1,790,899
Grand Korea Leisure Co., Ltd.(1)	26,190	1,082,444
GS Home Shopping, Inc.†(1)	4,070	1,095,109
Halla Visteon Climate Control Corp.†(1)	43,650	2,162,464
Hankook Tire Co., Ltd.(1)	65,520	3,602,044
Hyundai Motor Co.(1)	31,460	7,491,130
Industrial Bank of Korea(1)	231,450	3,455,429

242

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
South Korea (continued)
KEPCO Plant Service & Engineering Co., Ltd.(1)	11,600	$833,309
Kia Motors Corp.(1)	87,820	5,187,492
KT&G Corp.(1)	50,180	4,843,612
LG Hausys, Ltd.(1)	6,150	1,129,176
LS Corp.†(1)	14,450	1,024,101
Mando Corp.(1)	14,090	1,722,372
NongShim Co., Ltd.(1)	2,700	684,170
Partron Co., Ltd.(1)	46,230	454,196
Samsung Electronics Co., Ltd.(1)	15,070	19,635,512
SK Holdings Co., Ltd.(1)	21,090	3,586,464
SK Hynix, Inc.†(1)	119,560	5,194,152
SK Telecom Co., Ltd.†(1)	20,130	5,153,962
Wonik IPS Co., Ltd.†(1)	127,100	1,407,430
Woori Finance Holdings Co., Ltd.†(1)	266,657	3,630,896

		79,567,894

Taiwan — 9.8%
AcBel Polytech, Inc.(1)	807,000	1,293,092
Advanced Semiconductor Engineering, Inc.(1)	3,376,000	4,019,611
Catcher Technology Co., Ltd.†(1)	458,000	3,746,532
Chicony Electronics Co., Ltd.†(1)	730,886	2,018,561
Compeq Manufacturing Co., Ltd.(1)	1,709,000	1,006,680
Coretronic Corp.†(1)	949,000	1,121,989
Inventec Corp.(1)	1,339,000	1,186,560
Kenda Rubber Industrial Co., Ltd.†(1)	423,361	966,149
Lite-On Technology Corp.†(1)	1,186,145	1,996,716
Pegatron Corp.(1)	424,000	798,662
Pou Chen Corp.†(1)	1,301,000	1,449,519
Radiant Opto-Electronics Corp.†(1)	358,000	1,486,433
Realtek Semiconductor Corp.†(1)	538,240	1,696,773
Taiwan Semiconductor Manufacturing Co., Ltd.†(1)	1,067,000	4,286,833
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	453,610	9,072,200
Teco Electric and Machinery Co., Ltd.(1)	999,000	1,264,628
Vanguard International Semiconductor Corp.(1)	751,000	1,069,258
Wistron NeWeb Corp.(1)	294,000	790,913

		39,271,109

Thailand — 0.4%
Jasmine International PCL NVDR(1)	7,512,300	1,754,004

Turkey — 4.5%
Enka Insaat ve Sanayi AS(1)	561,850	1,458,190
Eregli Demir ve Celik Fabrikalari TAS†(1)	2,174,090	4,568,972
Ford Otomotiv Sanayi AS†(1)	73,830	1,008,245
TAV Havalimanlari Holding AS(1)	111,570	917,536
Tofas Turk Otomobil Fabrikasi AS†(1)	185,320	1,148,533
Tupras Turkiye Petrol Rafinerileri AS†(1)	131,200	3,202,071
Turk Hava Yollari†(1)	884,860	2,641,624
Turkiye Is Bankasi, Class C(1)	1,054,600	2,925,053

		17,870,224

Security Description	Shares/ Principal Amount	Value (Note 2)
United Arab Emirates — 0.9%
Air Arabia PJSC(1)	1,901,950	$717,070
Dubai Islamic Bank PJSC(1)	579,600	1,211,386
First Gulf Bank PJSC(1)	344,508	1,697,829

		3,626,285

United Kingdom — 0.7%
Old Mutual PLC(1)	872,230	2,870,674

United States — 0.3%
CTC Media, Inc.	106,190	1,026,857

Total Common Stocks (cost $347,133,468)		370,777,127

PREFERRED SECURITIES — 2.9%
Brazil — 2.9%
Banco do Estado do Rio Grande do Sul SA, Class B	171,230	870,961
Cia Energetica de Minas Gerais ADR	253,200	2,081,304
Randon Participacoes SA	318,500	874,603
Vale SA ADR	598,450	7,660,160

Total Preferred Securities (cost $13,196,301)		11,487,028

REGISTERED INVESTMENT COMPANIES — 0.4%
United Kingdom — 0.4%
JPMorgan Indian Investment Trust PLC†(1) (cost $1,590,479)	228,800	1,600,023

RIGHTS — 0.0%
South Africa
Steinhoff International Holdings, Ltd.† Expires 08/01/2014 (Strike Price $52.00) (Cost $0)	132,087	19,709

Total Long-Term Investment Securities (cost $361,920,248)		383,883,887

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Time Deposits — 3.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/2014 (cost $13,788,000)	13,788,000	13,788,000

TOTAL INVESTMENTS (cost $375,708,248)(2)	99.3%	397,671,887
Other assets less liabilities	0.7	2,929,649

NET ASSETS	100.0%	$400,601,536

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2014. The aggregate value of these securities was $264,581,693 representing 66.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depository Receipt

GDR — Global Depository Receipt

NVDR	— Non-Voting Depository Receipt
OTC	— Over The Counter US

243

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2014	Unrealized Appreciation (Depreciation)
389	Long	SGX CNX NIFTY Index	August 2014	$6,095,152	$6,022,498	$(72,654)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Bermuda	$1,254,753	$3,132,108	$—	$4,386,861
Brazil	38,405,384	—	—	38,405,384
Cayman Islands	7,028,564	9,708,908	—	16,737,472
China	—	52,826,462	—	52,826,462
Hong Kong	—	25,768,187	—	25,768,187
India	19,907,108	—	—	19,907,108
Mexico	3,686,915	—	—	3,686,915
Qatar	1,396,399	—	—	1,396,399
Russia	26,017,277	4,437,652	—	30,454,929
South Africa	—	25,347,812	—	25,347,812
South Korea	—	79,567,894	—	79,567,894
Taiwan	9,072,200	30,198,909	—	39,271,109
United States	1,026,857	—	—	1,026,857
Other Countries*	—	31,993,738	—	31,993,738
Preferred Securities	11,487,028	—	—	11,487,028
Registered Investment Companies	—	1,600,023	—	1,600,023
Rights	19,709	—	—	19,709
Short-Term Investment Securities:
Time Deposits	—	13,788,000	—	13,788,000

Total	$119,302,194	$278,369,693	$—	$397,671,887

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$72,654	$—	$—	$72,654

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

244

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO PROFILE — July 31, 2014 — (unaudited)

Industry Allocation*

Medical-Drugs	8.3%
Diversified Banking Institutions	8.0
Oil Companies-Integrated	7.5
Time Deposits	5.2
Telecom Services	4.7
Auto-Cars/Light Trucks	4.3
Insurance-Life/Health	4.0
Banks-Commercial	3.1
Diversified Financial Services	2.8
Building Products-Cement	2.7
Oil Companies-Exploration & Production	2.5
Airlines	2.5
Photo Equipment & Supplies	2.4
Telephone-Integrated	2.2
Oil-Field Services	2.1
Insurance-Reinsurance	2.1
Food-Retail	2.0
Chemicals-Diversified	2.0
Cellular Telecom	1.8
Medical-Generic Drugs	1.8
Electronic Components-Semiconductors	1.8
Machinery-General Industrial	1.8
Diversified Operations	1.8
Chemicals-Specialty	1.5
Diversified Manufacturing Operations	1.5
Steel-Producers	1.3
Beverages-Non-alcoholic	1.3
Wireless Equipment	1.2
Rubber-Tires	1.2
Finance-Other Services	1.2
Transport-Services	1.1
Metal-Diversified	1.1
Retail-Major Department Stores	1.0
Insurance-Multi-line	1.0
Retail-Building Products	1.0
Office Automation & Equipment	0.9
Electric Products-Misc.	0.9
Auto/Truck Parts & Equipment-Original	0.9
Medical Instruments	0.9
Import/Export	0.8
Building & Construction Products-Misc.	0.8
Aerospace/Defense	0.7
Electronic Components-Misc.	0.6
Containers-Metal/Glass	0.5
Diagnostic Kits	0.4
Medical-Wholesale Drug Distribution	0.4
Retail-Drug Store	0.3

99.9%

Country Allocation*

United Kingdom	13.3%
France	10.6
Germany	9.0
South Korea	8.8
Japan	8.6
Netherlands	6.4
Switzerland	5.9
United States	5.2
China	5.2
Italy	3.5
Bermuda	2.6
Canada	2.5
Spain	2.3
Singapore	2.1
Sweden	2.1
Norway	1.9
Hong Kong	1.6
Israel	1.4
Australia	1.4
Brazil	1.3
Ireland	1.2
Belgium	1.1
Russia	1.1
Portugal	0.8

99.9%

*	Calculated as a percentage of net assets

245

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 93.4%
Australia — 1.4%
Qantas Airways, Ltd.†(1)	12,818,097	$15,694,155

Belgium — 1.1%
UCB SA(1)	132,460	12,155,067

Bermuda — 2.6%
Kunlun Energy Co., Ltd.(1)	8,656,000	14,749,817
Noble Group, Ltd.(1)	12,660,000	14,383,972

		29,133,789

Canada — 2.5%
Bombardier, Inc., Class B	2,284,000	7,813,381
Talisman Energy, Inc.	1,352,550	14,153,800
Trican Well Service, Ltd.	448,300	6,471,538

		28,438,719

China — 5.2%
China CNR Corp., Ltd.†*(1)	13,687,400	11,323,488
China Life Insurance Co., Ltd.(1)	4,168,000	12,454,138
China Telecom Corp., Ltd., Class H(1)	32,887,383	18,448,565
CSR Corp., Ltd., Class H(1)	10,004,000	9,003,401
Shanghai Pharmaceuticals Holding Co., Ltd.(1)	2,133,100	3,958,723
Sinopharm Group Co., Ltd.(1)	1,370,400	4,041,968

		59,230,283

France — 10.6%
AXA SA(1)	473,514	10,844,018
BNP Paribas SA(1)	263,970	17,407,801
Cie de St-Gobain(1)	189,680	9,192,792
Cie Generale des Etablissements Michelin(1)	124,955	13,685,849
Credit Agricole SA(1)	681,140	9,225,483
Lafarge SA(1)	99,830	7,760,613
Orange SA(1)	668,610	10,467,392
Sanofi(1)	161,528	16,947,463
Total SA(1)	167,370	10,796,381
Vivendi SA(1)	573,965	14,399,736

		120,727,528

Germany — 9.0%
Bayer AG(1)	131,090	17,360,991
Commerzbank AG†(1)	526,060	7,598,338
Deutsche Boerse AG(1)	185,360	13,487,779
Deutsche Lufthansa AG(1)	570,680	10,141,323
HeidelbergCement AG(1)	176,770	13,169,800
Merck KGaA(1)	126,200	11,214,392
Metro AG†(1)	254,270	9,200,191
Muenchener Rueckversicherungs AG(1)	47,060	10,011,347
Siemens AG(1)	76,570	9,472,734

		101,656,895

Hong Kong — 1.6%
China Mobile, Ltd.(1)	1,170,500	12,947,212
Hutchison Whampoa, Ltd.(1)	401,000	5,467,029

		18,414,241

Ireland — 1.2%
CRH PLC(1)	405,905	9,485,131
Perrigo Co. PLC	29,419	4,426,088

		13,911,219

Security Description	Shares	Value (Note 2)
Israel — 1.4%
Teva Pharmaceutical Industries, Ltd. ADR	300,197	$16,060,540

Italy — 3.5%
Eni SpA(1)	470,320	11,955,788
Intesa Sanpaolo SpA(1)	3,745,401	11,085,258
Saipem SpA†(1)	546,693	12,719,629
UniCredit SpA(1)	458,213	3,570,072

		39,330,747

Japan — 8.6%
Canon, Inc.(1)	314,900	10,306,237
ITOCHU Corp.(1)	731,900	9,365,899
Konica Minolta, Inc.(1)	1,463,500	15,688,814
Mazda Motor Corp.(1)	301,800	7,241,078
Nikon Corp.(1)	721,100	11,242,087
Nissan Motor Co., Ltd.(1)	1,503,700	14,828,234
Suntory Beverage & Food, Ltd.(1)	382,800	14,385,930
Toyota Motor Corp.(1)	250,800	14,836,936

		97,895,215

Netherlands — 6.4%
Akzo Nobel NV(1)	232,110	16,732,033
ING Groep NV CVA†(1)	1,327,620	17,194,222
Koninklijke Philips NV(1)	229,399	7,060,438
LyondellBasell Industries NV, Class A	57,130	6,070,062
NN Group NV†	180,960	5,100,721
QIAGEN NV†(1)	169,692	4,150,160
SBM Offshore NV†(1)	336,215	4,500,960
TNT Express NV(1)	1,484,910	11,937,012

		72,745,608

Norway — 1.9%
Statoil ASA(1)	328,720	9,372,032
Telenor ASA(1)	524,000	12,032,320

		21,404,352

Portugal — 0.8%
Galp Energia SGPS SA(1)	528,450	9,361,474

Russia — 1.1%
MMC Norilsk Nickel OJSC ADR	607,410	11,935,607

Singapore — 2.1%
DBS Group Holdings, Ltd.(1)	1,072,950	15,648,110
Singapore Telecommunications, Ltd.(1)	2,426,000	7,897,262

		23,545,372

South Korea — 8.8%
Hana Financial Group, Inc.(1)	475,620	19,154,353
Hyundai Mobis†(1)	32,559	9,683,516
Hyundai Motor Co.(1)	54,472	12,970,655
KB Financial Group, Inc. ADR	318,766	12,470,126
LG Electronics, Inc.(1)	135,700	10,109,406
POSCO(1)	44,786	14,571,193
Samsung Electronics Co., Ltd. GDR†*	31,613	20,358,772

		99,318,021

Spain — 2.3%
International Consolidated Airlines Group SA†(1)	442,720	2,454,039
Repsol SA(1)	380,842	9,454,262
Telefonica SA(1)	902,694	14,680,514

		26,588,815

246

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Sweden — 2.1%
Getinge AB, Class B(1)	390,470	$9,502,354
Telefonaktiebolaget LM Ericsson, Class B(1)	1,114,464	13,852,512

		23,354,866

Switzerland — 5.9%
Credit Suisse Group AG(1)	295,356	8,028,523
Lonza Group AG(1)	156,306	17,366,118
Novartis AG(1)	86,270	7,530,456
Roche Holding AG(1)	58,120	16,885,218
Swiss Re AG(1)	157,215	13,364,280
UBS AG(1)	253,816	4,359,086

		67,533,681

United Kingdom — 13.3%
Aviva PLC(1)	1,360,570	11,507,341
BAE Systems PLC(1)	1,071,271	7,731,530
Barclays PLC(1)	3,633,100	13,766,796
BP PLC(1)	1,030,322	8,416,337
GlaxoSmithKline PLC(1)	496,067	11,973,619
HSBC Holdings PLC(1)	254,800	2,737,442
HSBC Holdings PLC ADR	348,199	18,590,345
Kingfisher PLC(1)	2,126,680	10,734,569
Lloyds Banking Group PLC†(1)	11,912,420	14,836,505
Marks & Spencer Group PLC(1)	1,551,140	11,210,972
Rexam PLC(1)	716,133	6,056,337
Royal Dutch Shell PLC ADR	140,618	12,112,834
Tesco PLC(1)	3,244,790	14,041,685
Vodafone Group PLC(1)	2,294,873	7,641,179

		151,357,491

Total Common Stocks (cost $866,408,644)		1,059,793,685

PREFERRED SECURITIES — 1.3%
Brazil — 1.3%
Petroleo Brasileiro SA ADR (cost $14,541,896)	880,054	14,802,508

Total Long-Term Investment Securities (cost $880,950,540)		1,074,596,193

SHORT-TERM INVESTMENT SECURITIES — 5.2%
Time Deposits — 5.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2014 (cost $59,335,000)	$59,335,000	59,335,000

TOTAL INVESTMENTS — (cost $940,285,540)(2)	99.9%	1,133,931,193
Other assets less liabilities	0.1	948,422

NET ASSETS —	100.0%	$1,134,879,615

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2014, the aggregate value of these securities was $31,682,260 representing 2.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at July 31, 2014. The aggregate value of these securities was $924,229,871 representing 81.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

GDR — Global Depository Receipt

LSE — London Stock Exchange

247

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2014 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Canada	$28,438,719	$—	$—	$28,438,719
China	—	59,230,283	—	59,230,283
France	—	120,727,528	—	120,727,528
Germany	—	101,656,895	—	101,656,895
Ireland	4,426,088	9,485,131	—	13,911,219
Israel	16,060,540	—	—	16,060,540
Japan	—	97,895,215	—	97,895,215
Netherlands	11,170,783	61,574,825	—	72,745,608
Russia	11,935,607	—	—	11,935,607
South Korea	32,828,898	66,489,123	—	99,318,021
Switzerland	—	67,533,681	—	67,533,681
United Kingdom	30,703,179	120,654,312	—	151,357,491
Other Countries*	—	218,982,878	—	218,982,878
Preferred Securities	14,802,508	—	—	14,802,508
Short-Term Investment Securities:
Time Deposits	—	59,335,000	—	59,335,000

Total	$150,366,322	$983,564,871	$—	$1,133,931,193

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

248

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2014 (unaudited)

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	Total Return Bond
ASSETS:
Investments at value (unaffiliated)*	$263,312,279	$1,611,831,791	$465,531,041	$457,620,127	$1,542,587,747
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	16,398,000	168,000,000

Total investments	263,312,279	1,611,831,791	465,531,041	474,018,127	1,710,587,747

Cash	905	28,156	115,458	903	15,411,557
Foreign cash*	—	—	76,564	—	214,749
Due from broker	—	389,999	7,773,447	—	757,709
Receivable for:
Fund shares sold	13,952,322	725,192	308,506	244,496	1,111,666
Dividends and interest	114,438	20,835,607	3,033,942	7,721,485	6,954,941
Investments sold	—	1,945,639	4,763,523	4,207,781	123,026,121
Payments on swap contracts	—	—	43,405	—	324,614
Prepaid expenses and other assets	5,781	4,652	3,812	3,802	4,696
Due from investment adviser for expense reimbursements/fee waivers	12,254	—	—	—	—
Variation margin on futures contracts	—	14,063	81,434	—	327,162
Unrealized appreciation on forward foreign currency contracts	—	—	1,566,405	—	7,552,129
Swap premiums paid	—	—	1,724,099	—	8,760,327
Unrealized appreciation on swap contacts	—	—	1,975,911	—	2,708,497

Total assets	277,397,979	1,635,775,099	486,997,547	486,196,594	1,877,741,915

LIABILITIES:
Payable for:
Fund shares redeemed	551,064	632,333	460,462	9,490,547	553,685
Investments purchased	—	7,160,776	7,638,607	6,829,748	128,410,386
Payments on swap contracts	—	—	50,648	—	428,257
Investment advisory and management fees	102,580	710,897	238,843	246,538	874,931
Service fees — Class 2	1,936	3,863	1,344	1,978	2,249
Service fees — Class 3	36,635	192,149	60,740	44,231	217,186
Transfer agent fees and expenses	2,927	2,901	2,944	2,901	2,912
Trustees’ fees and expenses	4,116	18,465	5,338	5,478	19,339
Other accrued expenses	42,986	96,518	136,088	60,993	125,366
Interest on forward sales contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Commitments (See Note 13)	—	—	—	191,522	—
Variation margin on futures contracts	—	—	55,512	—	279,611
Due to custodian	—	—	—	—	—
Due to broker	—	—	2,211,252	—	14,768,721
Forward sales contracts, at value#	—	—	—	—	2,186,469
Call and put options written, at value@	—	—	—	—	1,530,274
Unrealized depreciation on forward foreign currency contracts	—	—	1,804,504	—	917,436
Swap premiums received	—	—	4,113,102	—	1,444,321
Unrealized depreciation on swap contacts	—	—	3,227,681	—	1,956,090

Total liabilities	742,244	8,817,902	20,007,065	16,873,936	153,717,233

NET ASSETS	$276,655,735	$1,626,957,197	$466,990,482	$469,322,658	$1,724,024,682

* Cost
Investments (unaffiliated)	$263,374,640	$1,531,567,180	$458,429,293	$456,500,606	$1,528,727,538

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$85,140	$—	$211,710

# Proceeds from forward sales contracts	$—	$—	$—	$—	$2,190,391

@ Premiums received on options written	$—	$—	$—	$—	$2,074,996

See Notes to Financial Statements

249

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2014 (unaudited)

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	Total Return Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$286,960,167	$1,446,949,954	$459,842,245	$459,383,602	$1,695,360,592
Accumulated undistributed net investment income (loss)	(731,225)	90,346,990	(4,543,519)	36,657,032	33,561,170
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(9,510,846)	9,283,817	5,318,405	(27,837,497)	(23,198,056)
Unrealized appreciation (depreciation) on investments	(62,361)	80,264,611	7,101,748	1,119,521	13,860,209
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	111,825	(443,382)	—	(2,174,108)
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(285,015)	—	6,610,953
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	3,922
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$276,655,735	$1,626,957,197	$466,990,482	$469,322,658	$1,724,024,682

Class 1 (unlimited shares authorized):
Net assets	$78,409,264	$697,656,180	$171,504,171	$259,584,939	$689,026,626
Shares of beneficial interest issued and outstanding	7,418,246	49,981,767	14,776,010	41,464,240	76,654,162
Net asset value, offering and redemption price per share	$10.57	$13.96	$11.61	$6.26	$8.99

Class 2 (unlimited shares authorized):
Net assets	$15,614,488	$29,938,529	$10,446,753	$14,975,558	$17,019,975
Shares of beneficial interest issued and outstanding	1,490,084	2,149,434	906,211	2,397,908	1,904,645
Net asset value, offering and redemption price per share	$10.48	$13.93	$11.53	$6.25	$8.94

Class 3 (unlimited shares authorized):
Net assets	$182,631,983	$899,362,488	$285,039,558	$194,762,161	$1,017,978,081
Shares of beneficial interest issued and outstanding	17,536,109	64,889,741	24,904,325	31,333,286	114,487,722
Net asset value, offering and redemption price per share	$10.41	$13.86	$11.45	$6.22	$8.89

See Notes to Financial Statements

250

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2014 (unaudited)

	Balanced	MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	VCP Total Return BalancedSM	VCPSM Value
ASSETS:
Investments at value (unaffiliated)*	$211,792,890	$652,968,140	$1,403,367,342	$694,769,068	$114,034,360	$157,864,022
Investments at value (affiliated)*	—	—	6,232,984,207	3,017,015,871	—	—
Repurchase agreements (cost approximates value)	21,093,000	—	—	—	30,100,000	—

Total investments	232,885,890	652,968,140	7,636,351,549	3,711,784,939	144,134,360	157,864,022

Cash	898	331	—	—	2,185,079	40,482
Foreign cash*	—	14,215	—	—	45,212	41
Due from broker	145,121	—	133,751,793	43,255,870	1,392,979	—
Receivable for:
Fund shares sold	39,415	94,297	8,296,998	5,946,854	362,460	462,376
Dividends and interest	638,577	2,407,528	10,449,010	4,939,629	294,925	342,814
Investments sold	4,727,237	8,155,296	—	—	559,356	255,846
Payments on swap contracts	—	—	—	—	43,685	—
Prepaid expenses and other assets	8,113	4,411	11,241	3,845	3,300	3,300
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	3,169	2,898
Variation margin on futures contracts	2,963	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	9,486	73,816
Swap premiums paid	—	—	—	—	610,970	—
Unrealized appreciation on swap contacts	—	—	—	—	27,206	—

Total assets	238,448,214	663,644,218	7,788,860,591	3,765,931,137	149,672,187	159,045,595

LIABILITIES:
Payable for:
Fund shares redeemed	64,579	606,392	62,751	187,318	3,084	3,194
Investments purchased	21,932,883	23,171,432	6,586,268	4,606,867	1,133,781	2,777,089
Payments on swap contracts	—	—	—	—	12,907	—
Investment advisory and management fees	120,460	358,525	1,403,596	719,040	102,423	116,774
Service fees — Class 2	1,474	5,274	—	—	—	—
Service fees — Class 3	24,761	76,335	1,643,022	787,327	29,774	31,561
Transfer agent fees and expenses	2,957	2,875	996	987	977	959
Trustees’ fees and expenses	2,609	8,342	72,893	24,030	940	983
Other accrued expenses	67,458	80,610	98,439	72,317	47,798	43,714
Interest on forward sales contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	35,787	—	37,450,790	11,819,990	1,945,522	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	2,009	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	40	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contacts	—	—	—	—	33,657	—

Total liabilities	22,252,968	24,309,785	47,318,755	18,217,876	3,312,912	2,974,274

NET ASSETS	$216,195,246	$639,334,433	$7,741,541,836	$3,747,713,261	$146,359,275	$156,071,321

* Cost
Investments (unaffiliated)	$189,643,846	$534,492,390	$1,405,231,945	$692,333,072	$113,755,770	$152,117,838

Investments (affiliated)	$—	$—	$5,635,167,797	$2,786,284,308	$—	$—

Foreign cash	$—	$14,438	$—	$—	$46,056	$41

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$3,042	$—

See Notes to Financial Statements

251

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2014 (unaudited)

	Balanced	MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	VCP Total Return BalancedSM	VCPSM Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$181,792,106	$530,241,625	$6,994,252,319	$3,522,216,590	$141,671,895	$148,137,489
Accumulated undistributed net investment income (loss)	4,456,186	19,940,814	40,846,363	14,379,003	(618,839)	811,896
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	7,854,605	(29,322,674)	139,243,795	(10,274,430)	5,614,441	1,302,176
Unrealized appreciation (depreciation) on investments	22,149,044	118,475,750	595,951,807	233,167,559	278,590	5,746,184
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(56,695)	—	(28,752,448)	(11,775,461)	(595,538)	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(1,082)	—	—	8,726	73,576
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$216,195,246	$639,334,433	$7,741,541,836	$3,747,713,261	$146,359,275	$156,071,321

Class 1 (unlimited shares authorized):
Net assets	$89,812,304	$245,251,942	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	4,492,225	12,905,311	—	—	—	—
Net asset value, offering and redemption price per share	$19.99	$19.00	$—	$—	$—	$—

Class 2 (unlimited shares authorized):
Net assets	$11,302,615	$40,498,374	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	566,681	2,133,629	—	—	—	—
Net asset value, offering and redemption price per share	$19.95	$18.98	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$115,080,327	$353,584,117	$7,741,541,836	$3,747,713,261	$146,359,275	$156,071,321
Shares of beneficial interest issued and outstanding	5,785,159	18,676,009	612,812,919	300,976,422	13,419,069	13,500,150
Net asset value, offering and redemption price per share	$19.89	$18.93	$12.63	$12.45	$10.91	$11.56

See Notes to Financial Statements

252

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2014 (unaudited)

	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street
ASSETS:
Investments at value (unaffiliated)*	$54,761,111	$928,053,295	$796,182,294	$218,522,112	$1,376,954,822	$250,134,183
Investments at value (affiliated)*	—	3,809,614	—	—	—	—
Repurchase agreements (cost approximates value)	—	12,193,000	—	4,960,000	—	3,302,000

Total investments	54,761,111	944,055,909	796,182,294	223,482,112	1,376,954,822	253,436,183

Cash	2,910	109	41	184	998	702
Foreign cash*	9,280	—	—	—	1	—
Due from broker	—	2,725,000	—	—	—	—
Receivable for:
Fund shares sold	776	1,099,520	582,885	196,713	331,745	284,574
Dividends and interest	267,936	950,808	1,089,564	229,035	2,053,591	677,183
Investments sold	750,197	—	—	1,135,104	2,059,553	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	3,369	3,640	3,907	3,433	5,022	3,450
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	77,301	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contacts	—	—	—	—	—	—

Total assets	55,872,880	948,834,986	797,858,691	225,046,581	1,381,405,732	254,402,092

LIABILITIES:
Payable for:
Fund shares redeemed	46,128	12,477	375,338	89,553	940,461	220,804
Investments purchased	445,581	6,948,093	—	1,526,234	5,491,031	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	36,190	319,100	385,921	145,039	863,274	131,826
Service fees — Class 2	337	—	1,559	841	8,808	1,054
Service fees — Class 3	6,298	—	41,343	15,790	135,873	25,819
Transfer agent fees and expenses	2,790	981	2,955	2,851	2,918	2,833
Trustees’ fees and expenses	685	8,095	8,051	2,174	17,088	2,537
Other accrued expenses	46,259	33,967	45,467	38,911	89,247	38,156
Interest on forward sales contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	—	173,290	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contacts	—	—	—	—	—	—

Total liabilities	584,268	7,496,003	860,634	1,821,393	7,548,700	423,029

NET ASSETS	$55,288,612	$941,338,983	$796,998,057	$223,225,188	$1,373,857,032	$253,979,063

* Cost
Investments (unaffiliated)	$45,474,386	$799,115,589	$667,541,710	$197,411,272	$882,154,401	$225,639,876

Investments (affiliated)	$—	$3,175,878	$—	$—	$—	$—

Foreign cash	$9,170	$—	$—	$—	$1	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

253

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2014 (unaudited)

	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street
NET ASSETS REPRESENTED BY:
Paid-in capital	$47,587,489	$785,823,831	$600,406,503	$199,257,512	$653,096,255	$203,924,912
Accumulated undistributed net investment income (loss)	2,376,457	13,212,353	17,949,038	1,504,980	10,646,972	6,490,310
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(4,039,380)	12,769,792	50,001,932	1,352,075	215,308,477	19,069,534
Unrealized appreciation (depreciation) on investments	9,286,725	129,571,442	128,640,584	21,110,840	494,800,421	24,494,307
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(38,435)	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	77,321	—	—	(219)	4,907	—
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$55,288,612	$941,338,983	$796,998,057	$223,225,188	$1,373,857,032	$253,979,063

Class 1 (unlimited shares authorized):
Net assets	$23,801,046	$941,338,983	$594,472,215	$143,198,832	$684,610,892	$127,515,416
Shares of beneficial interest issued and outstanding	1,505,377	56,489,936	19,048,872	7,863,827	23,239,126	9,632,214
Net asset value, offering and redemption price per share	$15.81	$16.66	$31.21	$18.21	$29.46	$13.24

Class 2 (unlimited shares authorized):
Net assets	$2,559,209	$—	$11,787,206	$6,375,513	$67,031,758	$7,940,450
Shares of beneficial interest issued and outstanding	161,836	—	378,513	350,718	2,279,117	601,347
Net asset value, offering and redemption price per share	$15.81	$—	$31.14	$18.18	$29.41	$13.20

Class 3 (unlimited shares authorized):
Net assets	$28,928,357	$—	$190,738,636	$73,650,843	$622,214,382	$118,523,197
Shares of beneficial interest issued and outstanding	1,836,916	—	6,140,661	4,061,392	21,228,601	9,012,852
Net asset value, offering and redemption price per share	$15.75	$—	$31.06	$18.13	$29.31	$13.15

See Notes to Financial Statements

254

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2014 (unaudited)

	Alliance Growth	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
ASSETS:
Investments at value (unaffiliated)*	$446,928,111	$59,841,199	$1,010,825,676	$229,842,381	$302,968,838	$439,231,679
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	987,000	—	—

Total investments	446,928,111	59,841,199	1,010,825,676	230,829,381	302,968,838	439,231,679

Cash	338	733	399	807	8,315,407	173
Foreign cash*	—	—	11,315	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	94,645	—	736,724	853	386,121	173,326
Dividends and interest	47,994	38,831	918,540	124,230	193,676	341,218
Investments sold	3,439,188	415,559	—	3,043,361	1,627,322	3,571,404
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	3,848	3,384	4,457	3,531	3,412	5,363
Due from investment adviser for expense reimbursements/fee waivers	—	8,442	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contacts	—	—	—	—	—	—

Total assets	450,514,124	60,308,148	1,012,497,111	234,002,163	313,494,776	443,323,163

LIABILITIES:
Payable for:
Fund shares redeemed	690,755	23,855	387,356	271,005	38,672	240,001
Investments purchased	8,395,360	321,345	—	4,257,768	7,243,948	4,759,009
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	236,275	46,881	589,759	175,738	171,009	284,945
Service fees — Class 2	2,954	244	1,614	390	465	1,098
Service fees — Class 3	27,423	11,145	87,510	18,072	19,951	58,197
Transfer agent fees and expenses	2,776	2,705	2,903	2,842	2,575	2,827
Trustees’ fees and expenses	5,295	782	10,255	3,275	2,096	5,226
Other accrued expenses	46,620	37,127	48,869	29,555	39,712	45,012
Interest on forward sales contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contacts	—	—	—	—	—	—

Total liabilities	9,407,458	444,084	1,128,266	4,758,645	7,518,428	5,396,315

NET ASSETS	$441,106,666	$59,864,064	$1,011,368,845	$229,243,518	$305,976,348	$437,926,848

* Cost
Investments (unaffiliated)	$354,216,443	$53,193,963	$820,801,152	$202,112,504	$290,666,727	$402,446,924

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$11,449	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

255

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2014 (unaudited)

	Alliance Growth	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
NET ASSETS REPRESENTED BY:
Paid-in capital	$336,723,973	$46,581,156	$745,186,051	$173,670,350	$270,993,523	$337,922,092
Accumulated undistributed net investment income (loss)	176,052	38,378	9,445,922	(545,003)	689,246	10,873,840
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	11,494,973	6,597,054	66,712,552	28,388,294	21,991,468	52,346,161
Unrealized appreciation (depreciation) on investments	92,711,668	6,647,236	190,024,524	27,729,877	12,302,111	36,784,755
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	240	(204)	—	—	—
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$441,106,666	$59,864,064	$1,011,368,845	$229,243,518	$305,976,348	$437,926,848

Class 1 (unlimited shares authorized):
Net assets	$291,617,258	$7,218,793	$596,676,015	$143,828,443	$209,593,726	$159,465,778
Shares of beneficial interest issued and outstanding	7,901,100	571,779	27,965,457	5,732,432	20,984,865	9,587,900
Net asset value, offering and redemption price per share	$36.91	$12.63	$21.34	$25.09	$9.99	$16.63

Class 2 (unlimited shares authorized):
Net assets	$22,660,143	$1,864,572	$12,273,793	$2,927,729	$3,520,469	$8,468,587
Shares of beneficial interest issued and outstanding	615,546	149,614	575,995	118,278	353,554	510,921
Net asset value, offering and redemption price per share	$36.81	$12.46	$21.31	$24.75	$9.96	$16.58

Class 3 (unlimited shares authorized):
Net assets	$126,829,265	$50,780,699	$402,419,037	$82,487,346	$92,862,153	$269,992,483
Shares of beneficial interest issued and outstanding	3,462,714	4,104,842	18,952,539	3,367,797	9,366,131	16,372,059
Net asset value, offering and redemption price per share	$36.63	$12.37	$21.23	$24.49	$9.91	$16.49

See Notes to Financial Statements

256

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2014 (unaudited)

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
ASSETS:
Investments at value (unaffiliated)*	$461,466,330	$307,370,204	$122,969,994	$275,163,987	$279,169,893	$41,158,396
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	11,829,000	3,419,000	—	21,808,000	1,441,000

Total investments	461,466,330	319,199,204	126,388,994	275,163,987	300,977,893	42,599,396

Cash	79	434	619	47	561	287
Foreign cash*	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	314,285	136,643	67,050	68,749	207,052	—
Dividends and interest	101,632	203,753	13,002	35,387	80,829	466
Investments sold	2,398,128	3,642,762	1,319,890	6,767,545	7,290,848	301,209
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	3,642	3,522	3,422	3,560	3,453	3,353
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	3,693
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contacts	—	—	—	—	—	—

Total assets	464,284,096	323,186,318	127,792,977	282,039,275	308,560,636	42,908,404

LIABILITIES:
Payable for:
Fund shares redeemed	273,985	300,715	1,059,564	178,766	1,145,096	70,670
Investments purchased	2,986,325	5,591,531	702,680	309,420	6,121,414	40,958
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	388,628	212,593	80,340	184,192	216,719	36,930
Service fees — Class 2	—	2,398	459	485	1,787	440
Service fees — Class 3	54,509	33,571	6,304	42,503	30,388	6,152
Transfer agent fees and expenses	1,458	2,953	3,036	2,809	2,801	2,705
Trustees’ fees and expenses	5,182	3,591	1,433	3,511	2,945	498
Other accrued expenses	40,005	38,536	32,308	33,696	35,867	37,641
Interest on forward sales contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contacts	—	—	—	—	—	—

Total liabilities	3,750,092	6,185,888	1,886,124	755,382	7,557,017	195,994

NET ASSETS	$460,534,004	$317,000,430	$125,906,853	$281,283,893	$301,003,619	$42,712,410

* Cost
Investments (unaffiliated)	$356,924,439	$251,175,291	$102,214,027	$244,001,054	$221,757,788	$34,263,343

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

257

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2014 (unaudited)

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
NET ASSETS REPRESENTED BY:
Paid-in capital	$311,108,381	$215,370,667	$158,698,007	$186,759,258	$217,962,482	$44,290,716
Accumulated undistributed net investment income (loss)	1,108,782	(575,415)	(501,163)	(705,200)	(300,197)	(138,924)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	43,774,950	46,010,265	(53,045,958)	64,066,902	25,929,229	(8,334,440)
Unrealized appreciation (depreciation) on investments	104,541,891	56,194,913	20,755,967	31,162,933	57,412,105	6,895,053
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	5
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$460,534,004	$317,000,430	$125,906,853	$281,283,893	$301,003,619	$42,712,410

Class 1 (unlimited shares authorized):
Net assets	$217,604,595	$146,905,945	$93,613,132	$85,861,129	$145,069,475	$10,729,850
Shares of beneficial interest issued and outstanding	8,624,961	8,074,091	6,109,764	8,765,356	10,890,586	2,613,165
Net asset value, offering and redemption price per share	$25.23	$18.19	$15.32	$9.80	$13.32	$4.11

Class 2 (unlimited shares authorized):
Net assets	$—	$18,031,595	$3,442,193	$3,650,639	$13,725,663	$3,499,426
Shares of beneficial interest issued and outstanding	—	1,009,575	227,177	380,875	1,042,228	868,116
Net asset value, offering and redemption price per share	$—	$17.86	$15.15	$9.58	$13.17	$4.03

Class 3 (unlimited shares authorized):
Net assets	$242,929,409	$152,062,890	$28,851,528	$191,772,125	$142,208,481	$28,483,134
Shares of beneficial interest issued and outstanding	9,711,704	8,609,054	1,922,506	20,266,088	10,891,859	7,149,143
Net asset value, offering and redemption price per share	$25.01	$17.66	$15.01	$9.46	$13.06	$3.98

See Notes to Financial Statements

258

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2014 (unaudited)

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
ASSETS:
Investments at value (unaffiliated)*	$636,982,018	$398,073,938	$437,981,804	$215,997,927	$397,671,887	$1,133,931,193
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	12,965,000	14,051,000	36,934,000	—	—

Total investments	636,982,018	411,038,938	452,032,804	252,931,927	397,671,887	1,133,931,193

Cash	901	486	451	157	60,436	256
Foreign cash*	—	33,105	145,302	856,519	1,708,973	299,993
Due from broker	—	—	—	2,721,168	276,000	—
Receivable for:
Fund shares sold	209,035	224,894	205,654	116,647	213,948	789,132
Dividends and interest	169,523	703,077	718,819	670,959	2,193,920	1,846,415
Investments sold	8,791,656	589,079	6,235,326	188,477	—	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	30,267	3,789	3,553	3,701	3,684	4,212
Due from investment adviser for expense reimbursements/fee waivers	—	17,780	—	—	29,741	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	1,033,546	—	83,774	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contacts	—	—	—	—	—	—

Total assets	646,183,400	413,644,694	459,341,909	257,573,329	402,158,589	1,136,871,201

LIABILITIES:
Payable for:
Fund shares redeemed	271,829	206,303	171,921	292,130	754,013	506,704
Investments purchased	1,096,272	—	5,911,892	2,072,452	454	480,318
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	523,983	322,696	283,126	188,265	369,776	751,170
Service fees — Class 2	2,433	1,151	725	2,274	744	2,889
Service fees — Class 3	125,337	40,778	8,840	39,930	36,976	140,588
Transfer agent fees and expenses	2,621	2,947	2,903	2,799	2,784	1,769
Trustees’ fees and expenses	8,253	18,122	4,531	3,371	4,403	11,998
Other accrued expenses	67,867	59,950	57,542	75,690	317,002	96,150
Interest on forward sales contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	2,048	—
Variation margin on futures contracts	—	—	—	638,759	68,853	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	173,901	—	—
Forward sales contracts, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	1,237,611	—	334,467	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contacts	—	—	—	—	—	—

Total liabilities	2,098,595	1,889,558	6,441,480	3,824,038	1,557,053	1,991,586

NET ASSETS	$644,084,805	$411,755,136	$452,900,429	$253,749,291	$400,601,536	$1,134,879,615

* Cost
Investments (unaffiliated)	$536,191,806	$347,936,509	$390,555,618	$183,499,874	$375,708,248	$940,285,540

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$33,305	$146,052	$863,173	$1,705,366	$301,189

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

259

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2014 (unaudited)

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$385,375,718	$478,018,718	$399,554,238	$222,506,403	$421,816,226	$925,971,337
Accumulated undistributed net investment income (loss)	4,466,542	17,028,240	9,297,152	8,159,626	10,246,524	36,047,328
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	153,452,333	(133,218,890)	(3,368,466)	(8,825,177)	(53,346,401)	(20,759,576)
Unrealized appreciation (depreciation) on investments	100,790,212	50,137,429	47,426,186	32,498,053	21,963,639	193,645,653
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	(326,044)	(72,654)	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(210,361)	(8,681)	(263,570)	(3,750)	(25,127)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(2,048)	—

NET ASSETS	$644,084,805	$411,755,136	$452,900,429	$253,749,291	$400,601,536	$1,134,879,615

Class 1 (unlimited shares authorized):
Net assets	$61,657,702	$216,445,369	$406,853,350	$53,935,732	$222,268,716	$460,369,812
Shares of beneficial interest issued and outstanding	2,697,921	20,164,536	21,589,044	5,185,038	27,199,800	26,656,010
Net asset value, offering and redemption price per share	$22.85	$10.73	$18.85	$10.40	$8.17	$17.27

Class 2 (unlimited shares authorized):
Net assets	$18,160,016	$8,796,271	$5,497,473	$17,347,729	$5,785,677	$22,218,802
Shares of beneficial interest issued and outstanding	796,597	817,244	292,745	1,677,571	713,168	1,289,424
Net asset value, offering and redemption price per share	$22.80	$10.76	$18.78	$10.34	$8.11	$17.23

Class 3 (unlimited shares authorized):
Net assets	$564,267,087	$186,513,496	$40,549,606	$182,465,830	$172,547,143	$652,291,001
Shares of beneficial interest issued and outstanding	24,880,140	17,390,672	2,169,951	17,684,712	21,429,154	37,951,344
Net asset value, offering and redemption price per share	$22.68	$10.72	$18.69	$10.32	$8.05	$17.19

See Notes to Financial Statements

260

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 2014 (unaudited)

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	Total Return Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$74,849	$—	$45,578	$45,000
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	222,334	38,009,026	4,869,010	15,021,100	21,597,571

Total investment income*	222,334	38,083,875	4,869,010	15,066,678	21,642,571

EXPENSES:
Investment advisory and management fees	621,109	3,962,473	1,343,532	1,386,425	4,899,911
Service fees:
Class 2	11,834	23,040	8,016	11,917	13,301
Class 3	223,013	1,117,447	347,913	255,695	1,258,173
Transfer agent fees	2,698	2,615	2,578	2,615	2,658
Custodian and accounting fees	19,254	100,987	145,877	31,416	146,594
Reports to shareholders	10,061	71,507	19,797	21,978	74,469
Audit and tax fees	18,377	20,664	24,457	26,079	31,248
Legal fees	2,971	6,404	4,822	5,333	6,704
Trustees’ fees and expenses	3,512	24,613	6,778	7,597	25,549
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	1,057	—	—
Other expenses	3,255	44,071	14,234	20,497	53,995

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	916,084	5,373,821	1,919,061	1,769,552	6,512,602
Net (Fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(71,107)	—	—	—	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	844,977	5,373,821	1,919,061	1,769,552	6,512,602

Net investment income (loss)	(622,643)	32,710,054	2,949,949	13,297,126	15,129,969

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	47	5,332,945	4,889,566	4,503,298	7,389,308
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	(576,922)	493,196	—	5,222,144
Net realized gain (loss) on disposal of investments in violation of investment regulations) (Note 4)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	1,614,441	—	(3,584,689)

Net realized gain (loss) on investments and foreign currencies	47	4,756,023	6,997,203	4,503,298	9,026,763

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(267)	12,545,678	4,554,172	(1,620,380)	(2,858,323)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	111,825	(496,037)	—	499,517
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(1,464,142)	—	4,675,202
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	117,121
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(267)	12,657,503	2,593,993	(1,620,380)	2,433,517

Net realized and unrealized gain (loss) on investments and foreign currencies	(220)	17,413,526	9,591,196	2,882,918	11,460,280

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(622,863)	$50,123,580	$12,541,145	$16,180,044	$26,590,249

* Net of foreign withholding taxes on interest and dividends of	$—	$(1,531)	$3,417	$(13,427)	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

261

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2014 (unaudited)

	Balanced	MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	VCP Total Return BalancedSM	VCPSM Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,240,416	$6,224,915	$—	$—	$—	$1,188,167
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,338,530	3,924,144	12,137,200	5,711,297	347,793	291,787

Total investment income*	2,578,946	10,149,059	12,137,200	5,711,297	347,793	1,479,954

EXPENSES:
Investment advisory and management fees	688,328	2,088,802	7,304,273	3,586,757	457,456	518,317
Service fees:
Class 2	8,400	31,084	—	—	—	—
Class 3	139,700	441,899	8,479,485	3,847,902	132,981	140,086
Transfer agent fees	2,453	2,632	915	845	765	765
Custodian and accounting fees	43,449	64,337	50,671	25,000	17,690	25,718
Reports to shareholders	8,708	27,220	293,414	156,120	1,064	2,020
Audit and tax fees	20,883	17,925	12,305	10,649	26,154	18,080
Legal fees	2,707	3,654	14,405	45,316	21,974	5,785
Trustees’ fees and expenses	2,964	8,317	69,363	121,102	2,253	2,352
Interest expense	—	20	—	—	—	—
Deferred offering costs	—	—	—	—	11,461	11,460
Other expenses	5,210	9,952	16,286	10,806	6,485	6,433

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	922,802	2,695,842	16,241,117	7,804,497	678,283	731,016
Net (Fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	(61,250)	(41,795)
Fees paid indirectly (Note 5)	(1,008)	(1,748)	—	—	—	(1,405)

Net expenses	921,794	2,694,094	16,241,117	7,804,497	617,033	687,816

Net investment income (loss)	1,657,152	7,454,965	(4,103,917)	(2,093,200)	(269,240)	792,138

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	11,539,627	18,653,032	(2,153,839)	(421,648)	(25,658)	1,096,000
Net realized gain (loss) on investments (affiliated)	—	—	60,205,550	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	111,328	—	24,436,817	(8,878,184)	5,198,548	—
Net realized gain (loss) on disposal of investments in violation of investment regulations) (Note 4)	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(411)	—	—	(11,359)	(46,559)

Net realized gain (loss) on investments and foreign currencies	11,650,955	18,652,621	82,488,528	(9,299,832)	5,161,531	1,049,441

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	1,186,048	12,820,724	12,626,829	4,927,386	161,619	4,077,363
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	212,709,251	134,446,642	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	6,240	—	(25,236,938)	(11,921,057)	(488,157)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(3,157)	—	—	8,693	38,603
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	1,192,288	12,817,567	200,099,142	127,452,971	(317,845)	4,115,966

Net realized and unrealized gain (loss) on investments and foreign currencies	12,843,243	31,470,188	282,587,670	118,153,139	4,843,686	5,165,407

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,500,395	$38,925,153	$278,483,753	$116,059,939	$4,574,446	$5,957,545

* Net of foreign withholding taxes on interest and dividends of	$—	$118,282	$—	$—	$—	$21,972

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

262

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2014 (unaudited)

	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,390,415	$8,345,363	$9,999,594	$1,639,617	$9,550,000	$3,759,829
Dividends (affiliated)	—	68,479	—	—	—	—
Interest (unaffiliated)	2,931	204	932	—	21,436	—

Total investment income*	1,393,346	8,414,046	10,000,526	1,639,617	9,571,436	3,759,829

EXPENSES:
Investment advisory and management fees	203,527	1,658,366	2,082,263	771,339	4,924,782	700,713
Service fees:
Class 2	1,919	—	9,255	4,806	51,442	6,273
Class 3	35,215	—	227,701	86,328	783,494	140,486
Transfer Agent fees	2,454	908	2,621	2,556	2,595	2,417
Custodian and accounting fees	23,717	46,247	37,808	18,076	76,062	12,376
Reports to shareholders	2,403	37,230	33,944	10,076	55,885	44,072
Audit and tax fees	15,843	15,893	15,912	15,893	15,877	15,884
Legal fees	4,800	16,161	4,709	4,520	5,537	3,273
Trustees’ fees and expenses	766	15,665	12,227	3,671	17,718	4,100
Deferred offering costs	—	—	—	—	—	—
Interest expense	11	—	—	—	—	—
Other expenses	4,669	62,355	32,656	12,144	26,254	12,454

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	295,324	1,852,825	2,459,096	929,409	5,959,646	942,048
Net (Fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	—	—
Fees paid indirectly (Note 5)	(1,356)	—	(1,997)	—	—	—

Net expenses	293,968	1,852,825	2,457,099	929,409	5,959,646	942,048

Net investment income (loss)	1,099,378	6,561,221	7,543,427	710,208	3,611,790	2,817,781

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	2,499,575	4,858,521	18,295,486	16,588,183	91,602,623	8,787,778
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	1,102,905	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investment regulations) (Note 4)	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(14,880)	—	—	(5,716)	(17,497)	—

Net realized gain (loss) on investments and foreign currencies	2,484,695	5,961,426	18,295,486	16,582,467	91,585,126	8,787,778

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	2,251,507	55,356,047	32,670,801	(1,953,788)	(949,533)	4,291,933
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	239,917	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(23,307)	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	18,752	—	—	(277)	(8,461)	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	2,270,259	55,572,657	32,670,801	(1,954,065)	(957,994)	4,291,933

Net realized and unrealized gain (loss) on investments and foreign currencies	4,754,954	61,534,083	50,966,287	14,628,402	90,627,132	13,079,711

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,854,332	$68,095,304	$58,509,714	$15,338,610	$94,238,922	$15,897,492

* Net of foreign withholding taxes on interest and dividends of	$53,397	$503	$—	$13,947	$305,532	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

263

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2014 (unaudited)

	Alliance Growth	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,890,377	$363,733	$7,980,059	$946,757	$1,374,121	$7,552,085
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,468	15	2,905	—	—	303

Total investment income*	1,891,845	363,748	7,982,964	946,757	1,374,121	7,552,388

EXPENSES:
Investment advisory and management fees	1,343,340	273,011	3,177,730	1,175,456	627,295	1,611,845
Service fees:
Class 2	17,281	1,583	9,425	2,265	2,650	6,481
Class 3	159,745	64,622	495,601	104,538	110,903	346,753
Transfer agent fees	2,703	2,560	2,588	2,486	2,649	2,480
Custodian and accounting fees	26,675	12,465	57,326	19,329	12,379	31,614
Reports to shareholders	18,699	2,931	42,459	13,267	17,557	49,879
Audit and tax fees	15,892	15,896	15,895	15,895	15,897	15,885
Legal fees	3,053	5,475	5,895	3,362	2,769	4,481
Trustees’ fees and expenses	6,456	807	15,375	4,663	2,623	6,082
Deferred offering costs	—	—	—	—	—	—
Interest expense	—	—	—	—	—	2,541
Other expenses	11,328	5,307	41,131	15,678	5,881	12,580

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	1,605,172	384,657	3,863,425	1,356,939	800,603	2,090,621
Net (Fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(40,059)	—	—	—	—
Fees paid indirectly (Note 5)	(3,409)	—	(16,669)	(9,457)	—	—

Net expenses	1,601,763	344,598	3,846,756	1,347,482	800,603	2,090,621

Net investment income (loss)	290,082	19,150	4,136,208	(400,725)	573,518	5,461,767

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	31,117,260	9,906,577	26,159,310	40,410,661	6,369,729	16,560,103
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investment regulations) (Note 4)	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(1,982)	(551)	(60)	—	205

Net realized gain (loss) on investments and foreign currencies	31,117,260	9,904,595	26,158,759	40,410,601	6,369,729	16,560,308

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(256,162)	(6,798,102)	26,841,884	(26,934,819)	3,744,130	30,370,977
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	8	(1,174)	—	—	(147)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(256,162)	(6,798,094)	26,840,710	(26,934,819)	3,744,130	30,370,830

Net realized and unrealized gain (loss) on investments and foreign currencies	30,861,098	3,106,501	52,999,469	13,475,782	10,113,859	46,931,138

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,151,180	$3,125,651	$57,135,677	$13,075,057	$10,687,377	$52,392,905

* Net of foreign withholding taxes on interest and dividends of	$—	$3,291	$133,852	$1,225	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

264

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2014 (unaudited)

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,890,025	$1,126,546	$126,474	$675,936	$1,086,256	$148,446
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	772	—	—	326	5	—

Total investment income*	2,890,797	1,126,546	126,474	676,262	1,086,261	148,446

EXPENSES:
Investment advisory and management fees	2,136,361	1,198,832	462,503	1,073,317	1,155,402	204,159
Service fees:
Class 2	—	14,095	2,713	2,962	10,469	2,387
Class 3	315,482	195,644	38,243	252,240	171,132	34,058
Transfer agent fees	1,332	2,648	2,476	2,626	2,556	2,560
Custodian and accounting fees	25,419	19,554	12,380	19,075	13,442	12,460
Reports to shareholders	20,358	13,832	4,872	11,445	12,764	1,990
Audit and tax fees	15,892	15,890	15,886	15,888	15,895	15,818
Legal fees	3,395	3,439	2,718	2,798	3,668	6,368
Trustees’ fees and expenses	6,795	4,811	1,843	3,736	4,720	579
Deferred offering costs	—	—	—	—	—	—
Interest expense	—	—	—	—	—	—
Other expenses	19,923	11,603	7,365	11,022	14,834	5,033

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	2,544,957	1,480,348	550,999	1,395,109	1,404,882	285,412
Net (Fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	—	(20,416)
Fees paid indirectly (Note 5)	—	(2,405)	(4,996)	(13,647)	(5,416)	(1,869)

Net expenses	2,544,957	1,477,943	546,003	1,381,462	1,399,466	263,127

Net investment income (loss)	345,840	(351,397)	(419,529)	(705,200)	(313,205)	(114,681)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	28,113,461	18,115,026	5,783,017	24,819,643	6,709,705	4,075,426
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investment regulations) (Note 4)	—	—	—	—	—	1,323
Net realized foreign exchange gain (loss) on other assets and liabilities	(19,867)	4	—	—	(447)	(3,643)

Net realized gain (loss) on investments and foreign currencies	28,093,594	18,115,030	5,783,017	24,819,643	6,709,258	4,073,106

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(18,626,345)	(5,803,270)	(8,532,656)	(36,298,446)	11,565,918	502,582
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	6,660
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(18,626,345)	(5,803,270)	(8,532,656)	(36,298,446)	11,565,918	509,242

Net realized and unrealized gain (loss) on investments and foreign currencies	9,467,249	12,311,760	(2,749,639)	(11,478,803)	18,275,176	4,582,348

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,813,089	$11,960,363	$(3,169,168)	$(12,184,003)	$17,961,971	$4,467,667

* Net of foreign withholding taxes on interest and dividends of	$1,997	$4,209	$—	$3,554	$14,084	$1,387

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

265

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2014 (unaudited)

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,841,668	$12,195,772	$8,174,654	$6,335,231	$7,959,091	$28,270,200
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	315	3,290	30	1,038	569	1,959

Total investment income*	5,841,983	12,199,062	8,174,684	6,336,269	7,959,660	28,272,159

EXPENSES:
Investment advisory and management fees	3,013,258	1,829,952	1,578,188	1,106,921	1,992,240	3,978,462
Service fees:
Class 2	14,234	6,790	4,181	13,460	4,219	17,343
Class 3	731,571	242,698	49,957	235,163	208,493	823,991
Transfer agent fees	2,482	2,651	2,588	2,523	2,517	1,610
Custodian and accounting fees	38,550	41,416	53,265	38,894	151,143	93,097
Reports to shareholders	26,689	29,921	20,362	11,556	16,803	45,351
Audit and tax fees	15,904	19,896	19,793	19,800	19,114	20,002
Legal fees	4,169	5,660	8,820	9,387	11,492	9,514
Trustees’ fees and expenses	8,470	9,525	7,660	3,667	5,886	15,041
Deferred offering costs	—	—	—	—	—	—
Interest expense	278	67	1,352	267	—	—
Other expenses	14,977	16,486	28,020	6,180	19,261	31,315

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,870,582	2,205,062	1,774,186	1,447,818	2,431,168	5,035,726
Net (Fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(100,425)	—	—	(165,710)	—
Fees paid indirectly (Note 5)	(40,490)	(1,108)	(2,866)	—	(96)	(7,382)

Net expenses	3,830,092	2,103,529	1,771,320	1,447,818	2,265,362	5,028,344

Net investment income (loss)	2,011,891	10,095,533	6,403,364	4,888,451	5,694,298	23,243,815

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	53,796,642	12,815,349	20,400,909	7,886,106	(6,801,620)	2,727,463
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	2,889,620	1,738,991	—
Net realized gain (loss) on disposal of investments in violation of investment regulations) (Note 4)	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	184,246	32,357	312,502	(83,210)	(74,261)

Net realized gain (loss) on investments and foreign currencies	53,796,642	12,999,595	20,433,266	11,088,228	(5,145,839)	2,653,202

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(10,040,150)	(8,320,344)	2,110,975	(2,189,066)	42,862,623	18,881,688
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	(498,903)	(72,654)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(72,817)	(15,642)	(75,509)	12,098	(35,623)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	7,644	—

Net unrealized gain (loss) on investments and foreign currencies	(10,040,150)	(8,393,161)	2,095,333	(2,763,478)	42,809,711	18,846,065

Net realized and unrealized gain (loss) on investments and foreign currencies	43,756,492	4,606,434	22,528,599	8,324,750	37,663,872	21,499,267

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,768,383	$14,701,967	$28,931,963	$13,213,201	$43,358,170	$44,743,082

* Net of foreign withholding taxes on interest and dividends of	$—	$647,051	$364,304	$414,407	$941,293	$2,095,445

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$887	$—

See Notes to Financial Statements

266

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Cash Management		Corporate Bond		Global Bond
	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(622,643)	$(1,234,453)	$32,710,054	$57,775,718	$2,949,949	$4,441,714
Net realized gain (loss) on investments and foreign currencies	47	50	4,756,023	4,568,477	6,997,203	(5,583,735)
Net unrealized gain (loss) on investments and foreign currencies	(267)	(33,314)	12,657,503	(24,209,648)	2,593,993	(1,206,199)

Net increase (decrease) in net assets resulting from operations	(622,863)	(1,267,717)	50,123,580	38,134,547	12,541,145	(2,348,220)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(19,760,315)	—	(1,423,395)
Net investment income — Class 2	—	—	—	(1,363,271)	—	(108,491)
Net investment income — Class 3	—	—	—	(36,075,587)	—	(2,497,389)
Net realized gain on securities — Class 1	—	—	—	(5,418,593)	—	(1,049,952)
Net realized gain on securities — Class 2	—	—	—	(389,498)	—	(94,912)
Net realized gain on securities — Class 3	—	—	—	(10,464,601)	—	(2,286,839)

Total distributions to shareholders	—	—	—	(73,471,865)	—	(7,460,978)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(6,788,629)	1,128,549	122,497,998	307,942,207	28,005,140	89,513,898

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,411,492)	(139,168)	172,621,578	272,604,889	40,546,285	79,704,700

NET ASSETS:
Beginning of period	284,067,227	284,206,395	1,454,335,619	1,181,730,730	426,444,197	346,739,497

End of period†	$276,655,735	$284,067,227	$1,626,957,197	$1,454,335,619	$466,990,482	$426,444,197

† Includes accumulated undistributed net investment income (loss)	$(731,225)	$(108,582)	$90,346,990	$57,636,936	$(4,543,519)	$(7,493,468)

See Notes to Financial Statements

267

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	High-Yield Bond		Total Return Bond		Balanced
	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$13,297,126	$23,819,479	$15,129,969	$17,249,039	$1,657,152	$2,589,821
Net realized gain (loss) on investments and foreign currencies	4,503,298	2,724,009	9,026,763	(28,474,254)	11,650,955	18,369,844
Net unrealized gain (loss) on investments and foreign currencies	(1,620,380)	(1,249,976)	2,433,517	(13,639,475)	1,192,288	4,656,431

Net increase (decrease) in net assets resulting from operations	16,180,044	25,293,512	26,590,249	(24,864,690)	14,500,395	25,616,096

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(10,448,362)	—	(6,555,979)	—	(1,306,074)
Net investment income — Class 2	—	(885,625)	—	(247,398)	—	(144,091)
Net investment income — Class 3	—	(10,157,767)	—	(12,038,799)	—	(1,355,509)
Net realized gain on securities — Class 1	—	—	—	(5,875,409)	—	—
Net realized gain on securities — Class 2	—	—	—	(254,305)	—	—
Net realized gain on securities — Class 3	—	—	—	(12,745,320)	—	—

Total distributions to shareholders	—	(21,491,754)	—	(37,717,210)	—	(2,805,674)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	17,440,134	90,828,129	111,225,455	436,079,779	(6,050,928)	9,718,850

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,620,178	94,629,887	137,815,704	373,497,879	8,449,467	32,529,272

NET ASSETS:
Beginning of period	435,702,480	341,072,593	1,586,208,978	1,212,711,099	207,745,779	175,216,507

End of period†	$469,322,658	$435,702,480	$1,724,024,682	$1,586,208,978	$216,195,246	$207,745,779

† Includes accumulated undistributed net investment income (loss)	$36,657,032	$23,359,906	$33,561,170	$18,431,201	$4,456,186	$2,799,034

See Notes to Financial Statements

268

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	MFS Total Return		SunAmerica Dynamic Allocation		SunAmerica Dynamic Strategy
	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$7,454,965	$12,010,962	$(4,103,917)	$37,212,815	$(2,093,200)	$13,729,711
Net realized gain (loss) on investments and foreign currencies	18,652,621	71,131,936	82,488,528	76,530,832	(9,299,832)	3,073,127
Net unrealized gain (loss) on investments and foreign currencies	12,817,567	(6,313,525)	200,099,142	265,154,893	127,452,971	84,310,898

Net increase (decrease) in net assets resulting from operations	38,925,153	76,829,373	278,483,753	378,898,540	116,059,939	101,113,736

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(5,918,881)	—	—	—	—
Net investment income — Class 2	—	(931,461)	—	—	—	—
Net investment income — Class 3	—	(7,419,375)	—	—	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	(6,554,284)	—	(490,950)

Total distributions to shareholders	—	(14,269,717)	—	(6,554,284)	—	(490,950)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(43,429,683)	(58,794,048)	1,625,131,277	3,272,630,992	1,202,173,382	2,039,092,961

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,504,530)	3,765,608	1,903,615,030	3,644,975,248	1,318,233,321	2,139,715,747

NET ASSETS:
Beginning of period	643,838,963	640,073,355	5,837,926,806	2,192,951,558	2,429,479,940	289,764,193

End of period†	$639,334,433	$643,838,963	$7,741,541,836	$5,837,926,806	$3,747,713,261	$2,429,479,940

† Includes accumulated undistributed net investment income (loss)	$19,940,814	$12,485,849	$40,846,363	$44,950,280	$14,379,003	$16,472,203

See Notes to Financial Statements

269

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	VCP Total Return BalancedSM		VCPSM Value		Telecom Utility
	For the six months ended July 31, 2014 (unaudited)	For the period May 1, 2013@ through ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the period May 1, 2013@ through ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(269,240)	$(168,991)	$792,138	$150,722	$1,099,378	$1,327,464
Net realized gain (loss) on investments and foreign currencies	5,161,531	2,130,133	1,049,441	303,607	2,484,695	5,234,595
Net unrealized gain (loss) on investments and foreign currencies	(317,845)	9,623	4,115,966	1,703,794	2,270,259	498,426

Net increase (decrease) in net assets resulting from operations	4,574,446	1,970,765	5,957,545	2,158,123	5,854,332	7,060,485

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	(40,978)	(537,360)
Net investment income — Class 2	—	—	—	—	(383)	(56,703)
Net investment income — Class 3	—	(342,888)	—	(155,632)	—	(552,045)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	(1,548,502)	—	(59,105)	—	—

Total distributions to shareholders	—	(1,891,390)	—	(214,737)	(41,361)	(1,146,108)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	68,244,198	73,461,256	73,442,143	74,728,247	(1,936,131)	(3,810,326)

TOTAL INCREASE (DECREASE) IN NET ASSETS	72,818,644	73,540,631	79,399,688	76,671,633	3,876,840	2,104,051

NET ASSETS:
Beginning of period	73,540,631	—	76,671,633	—	51,411,772	49,307,721

End of period†	$146,359,275	$73,540,631	$156,071,321	$76,671,633	$55,288,612	$51,411,772

† Includes accumulated undistributed net investment income (loss)	$(618,839)	$(349,599)	$811,896	$19,758	$2,376,457	$1,318,440

@	Commencement of operations

See Notes to Financial Statements

270

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Equity Index		Growth-Income		Equity Opportunities
	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,561,221	$6,639,524	$7,543,427	$10,403,821	$710,208	$785,594
Net realized gain (loss) on investments and foreign currencies	5,961,426	9,876,600	18,295,486	31,980,596	16,582,467	18,115,605
Net unrealized gain (loss) on investments and foreign currencies	55,572,657	58,086,787	32,670,801	43,014,392	(1,954,065)	5,484,010

Net increase (decrease) in net assets resulting from operations	68,095,304	74,602,911	58,509,714	85,398,809	15,338,610	24,385,209

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,735,941)	—	(5,990,669)	—	(498,357)
Net investment income — Class 2	—	—	—	(168,779)	—	(27,207)
Net investment income — Class 3	—	—	—	(1,970,825)	—	(186,193)
Net realized gain on securities — Class 1	—	—	—	(7,361,434)	—	—
Net realized gain on securities — Class 2	—	—	—	(228,407)	—	—
Net realized gain on securities — Class 3	—	—	—	(2,695,371)	—	—

Total distributions to shareholders	—	(1,735,941)	—	(18,415,485)	—	(711,757)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	157,443,463	420,456,568	89,226,047	200,342,999	29,349,850	59,063,933

TOTAL INCREASE (DECREASE) IN NET ASSETS	225,538,767	493,323,538	147,735,761	267,326,323	44,688,460	82,737,385

NET ASSETS:
Beginning of period	715,800,216	222,476,678	649,262,296	381,935,973	178,536,728	95,799,343

End of period†	$941,338,983	$715,800,216	$796,998,057	$649,262,296	$223,225,188	$178,536,728

† Includes accumulated undistributed net investment income (loss)	$13,212,353	$6,651,132	$17,949,038	$10,405,611	$1,504,980	$794,772

See Notes to Financial Statements

271

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Davis Venture Value		“Dogs” of Wall Street		Alliance Growth
	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,611,790	$6,959,490	$2,817,781	$3,672,528	$290,082	$(153,532)
Net realized gain (loss) on investments and foreign currencies	91,585,126	123,821,255	8,787,778	16,024,949	31,117,260	55,404,216
Net unrealized gain (loss) on investments and foreign currencies	(957,994)	109,484,518	4,291,933	9,272,934	(256,162)	37,408,426

Net increase (decrease) in net assets resulting from operations	94,238,922	240,265,263	15,897,492	28,970,411	31,151,180	92,659,110

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(7,091,847)	—	(1,100,881)	—	(680,310)
Net investment income — Class 2	—	(715,722)	—	(112,017)	—	(26,139)
Net investment income — Class 3	—	(5,844,646)	—	(1,176,913)	—	(25,341)
Net realized gain on securities — Class 1	—	(35,194,975)	—	—	—	—
Net realized gain on securities — Class 2	—	(4,090,929)	—	—	—	—
Net realized gain on securities — Class 3	—	(36,513,614)	—	—	—	—

Total distributions to shareholders	—	(89,451,733)	—	(2,389,811)	—	(731,790)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(42,919,418)	(67,091,863)	32,068,955	74,400,990	(12,012,794)	(41,667,974)

TOTAL INCREASE (DECREASE) IN NET ASSETS	51,319,504	83,721,667	47,966,447	100,981,590	19,138,386	50,259,346

NET ASSETS:
Beginning of period	1,322,537,528	1,238,815,861	206,012,616	105,031,026	421,968,280	371,708,934

End of period†	$1,373,857,032	$1,322,537,528	$253,979,063	$206,012,616	$441,106,666	$421,968,280

† Includes accumulated undistributed net investment income (loss)	$10,646,972	$7,035,182	$6,490,310	$3,672,529	$176,052	$(114,030)

See Notes to Financial Statements

272

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Capital Growth		MFS Massachusetts Investors Trust		Fundamental Growth
	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$19,150	$16,535	$4,136,208	$5,309,437	$(400,725)	$(495,158)
Net realized gain (loss) on investments and foreign currencies	9,904,595	13,831,213	26,158,759	42,642,350	40,410,601	31,327,336
Net unrealized gain (loss) on investments and foreign currencies	(6,798,094)	(2,454,197)	26,840,710	72,357,336	(26,934,819)	29,056,638

Net increase (decrease) in net assets resulting from operations	3,125,651	11,393,551	57,135,677	120,309,123	13,075,057	59,888,816

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(57,375)	—	(2,151,620)	—	—
Net investment income — Class 2	—	(14,824)	—	(58,785)	—	—
Net investment income — Class 3	—	(286,912)	—	(1,507,693)	—	—
Net realized gain on securities — Class 1	—	—	—	(6,831,792)	—	—
Net realized gain on securities — Class 2	—	—	—	(244,599)	—	—
Net realized gain on securities — Class 3	—	—	—	(7,138,482)	—	—

Total distributions to shareholders	—	(359,111)	—	(17,932,971)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,555,827)	(10,164,883)	115,876,272	224,409,648	(79,107,680)	42,348,267

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,430,176)	869,557	173,011,949	326,785,800	(66,032,623)	102,237,083

NET ASSETS:
Beginning of period	61,294,240	60,424,683	838,356,896	511,571,096	295,276,141	193,039,058

End of period†	$59,864,064	$61,294,240	$1,011,368,845	$838,356,896	$229,243,518	$295,276,141

† Includes accumulated undistributed net investment income (loss)	$38,378	$19,228	$9,445,922	$5,309,714	$(545,003)	$(144,278)

See Notes to Financial Statements

273

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Blue Chip Growth		Real Estate		Small Company Value
	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$573,518	$115,371	$5,461,767	$5,420,868	$345,840	$943,323
Net realized gain (loss) on investments and foreign currencies	6,369,729	17,509,834	16,560,308	37,054,696	28,093,594	16,046,935
Net unrealized gain (loss) on investments and foreign currencies	3,744,130	3,227,869	30,370,830	(45,098,744)	(18,626,345)	49,227,292

Net increase (decrease) in net assets resulting from operations	10,687,377	20,853,074	52,392,905	(2,623,180)	9,813,089	66,217,550

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(33,015)	—	(1,144,858)	—	(1,115,517)
Net investment income — Class 2	—	(6,581)	—	(89,664)	—	—
Net investment income — Class 3	—	(99,860)	—	(2,611,393)	—	(1,674,049)
Net realized gain on securities — Class 1	—	(720,172)	—	—	—	(403,161)
Net realized gain on securities — Class 2	—	(270,333)	—	—	—	—
Net realized gain on securities — Class 3	—	(6,133,494)	—	—	—	(816,620)

Total distributions to shareholders	—	(7,263,455)	—	(3,845,915)	—	(4,009,347)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	195,363,256	(3,445,432)	(19,216,184)	30,053,885	39,521,851	45,296,263

TOTAL INCREASE (DECREASE) IN NET ASSETS	206,050,633	10,144,187	33,176,721	23,584,790	49,334,940	107,504,466

NET ASSETS:
Beginning of period	99,925,715	89,781,528	404,750,127	381,165,337	411,199,064	303,694,598

End of period†	$305,976,348	$99,925,715	$437,926,848	$404,750,127	$460,534,004	$411,199,064

† Includes accumulated undistributed net investment income (loss)	$689,246	$115,728	$10,873,840	$5,412,073	$1,108,782	$762,942

See Notes to Financial Statements

274

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Mid-Cap Growth		Aggressive Growth		Growth Opportunities
	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(351,397)	$(616,752)	$(419,529)	$(547,959)	$(705,200)	$(1,637,070)
Net realized gain (loss) on investments and foreign currencies	18,115,030	48,430,922	5,783,017	14,845,353	24,819,643	41,955,240
Net unrealized gain (loss) on investments and foreign currencies	(5,803,270)	23,505,273	(8,532,656)	15,322,374	(36,298,446)	29,537,593

Net increase (decrease) in net assets resulting from operations	11,960,363	71,319,443	(3,169,168)	29,619,768	(12,184,003)	69,855,763

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	—	—	—	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	(3,787,760)
Net realized gain on securities — Class 2	—	—	—	—	—	(242,915)
Net realized gain on securities — Class 3	—	—	—	—	—	(12,177,648)

Total distributions to shareholders	—	—	—	—	—	(16,208,323)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	9,470,502	4,451,476	(777,355)	9,607,981	(842,535)	(16,326,382)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,430,865	75,770,919	(3,946,523)	39,227,749	(13,026,538)	37,321,058

NET ASSETS:
Beginning of period	295,569,565	219,798,646	129,853,376	90,625,627	294,310,431	256,989,373

End of period†	$317,000,430	$295,569,565	$125,906,853	$129,853,376	$281,283,893	$294,310,431

† Includes accumulated undistributed net investment income (loss)	$(575,415)	$(224,018)	$(501,163)	$(81,634)	$(705,200)	$—

See Notes to Financial Statements

275

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Marsico Focused Growth		Technology		Small & Mid Cap Value
	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(313,205)	$(187,597)	$(114,681)	$(213,341)	$2,011,891	$2,277,247
Net realized gain (loss) on investments and foreign currencies	6,709,258	19,286,555	4,073,106	4,020,325	53,796,642	102,970,723
Net unrealized gain (loss) on investments and foreign currencies	11,565,918	24,480,858	509,242	2,919,686	(10,040,150)	27,921,147

Net increase (decrease) in net assets resulting from operations	17,961,971	43,579,816	4,467,667	6,726,670	45,768,383	133,169,117

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(148,784)	—	—	—	(135,329)
Net investment income — Class 2	—	(7,644)	—	—	—	(69,507)
Net investment income — Class 3	—	(13,702)	—	—	—	(1,528,019)
Net realized gain on securities — Class 1	—	(2,044,486)	—	—	—	(2,025,539)
Net realized gain on securities — Class 2	—	(399,494)	—	—	—	(1,489,668)
Net realized gain on securities — Class 3	—	(3,387,976)	—	—	—	(43,675,093)

Total distributions to shareholders	—	(6,002,086)	—	—	—	(48,923,155)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	34,591,731	70,731,829	(1,730,520)	(2,179,380)	(42,186,753)	(66,829,207)

TOTAL INCREASE (DECREASE) IN NET ASSETS	52,553,702	108,309,559	2,737,147	4,547,290	3,581,630	17,416,755

NET ASSETS:
Beginning of period	248,449,917	140,140,358	39,975,263	35,427,973	640,503,175	623,086,420

End of period†	$301,003,619	$248,449,917	$42,712,410	$39,975,263	$644,084,805	$640,503,175

† Includes accumulated undistributed net investment income (loss)	$(300,197)	$13,008	$(138,924)	$(24,243)	$4,466,542	$2,454,651

See Notes to Financial Statements

276

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Growth and Income		Global Equities		International Diversified Equities
	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,095,533	$6,210,528	$6,403,364	$3,001,783	$4,888,451	$3,475,860
Net realized gain (loss) on investments and foreign currencies	12,999,595	31,763,833	20,433,266	22,067,442	11,088,228	19,758,247
Net unrealized gain (loss) on investments and foreign currencies	(8,393,161)	3,681,206	2,095,333	18,260,135	(2,763,478)	2,880,539

Net increase (decrease) in net assets resulting from operations	14,701,967	41,655,567	28,931,963	43,329,360	13,213,201	26,114,646

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(3,038,262)	—	(1,568,695)	—	(1,487,999)
Net investment income — Class 2	—	(174,268)	—	(20,361)	—	(473,144)
Net investment income — Class 3	—	(3,650,582)	—	(121,476)	—	(4,525,158)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(6,863,112)	—	(1,710,532)	—	(6,486,301)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	16,082,674	7,362,135	24,556,869	160,301,664	(16,617,701)	(24,873,144)

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,784,641	42,154,590	53,488,832	201,920,492	(3,404,500)	(5,244,799)

NET ASSETS:
Beginning of period	380,970,495	338,815,905	399,411,597	197,491,105	257,153,791	262,398,590

End of period†	$411,755,136	$380,970,495	$452,900,429	$399,411,597	$253,749,291	$257,153,791

† Includes accumulated undistributed net investment income (loss)	$17,028,240	$6,932,707	$9,297,152	$2,893,788	$8,159,626	$3,271,175

See Notes to Financial Statements

277

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets		Foreign Value
	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014	For the six months ended July 31, 2014 (unaudited)	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,694,298	$4,812,196	$23,243,815	$12,250,300
Net realized gain (loss) on investments and foreign currencies	(5,145,839)	(10,879,544)	2,653,202	9,136,863
Net unrealized gain (loss) on investments and foreign currencies	42,809,711	(33,046,274)	18,846,065	84,085,463

Net increase (decrease) in net assets resulting from operations	43,358,170	(39,113,622)	44,743,082	105,472,626

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(922,638)	—	(3,500,438)
Net investment income — Class 2	—	(23,744)	—	(423,302)
Net investment income — Class 3	—	(563,128)	—	(10,831,643)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distributions to shareholders	—	(1,509,510)	—	(14,755,383)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	24,550,211	92,096,186	177,373,357	76,295,723

TOTAL INCREASE (DECREASE) IN NET ASSETS	67,908,381	51,473,054	222,116,439	167,012,966

NET ASSETS:
Beginning of period	332,693,155	281,220,101	912,763,176	745,750,210

End of period†	$400,601,536	$332,693,155	$1,134,879,615	$912,763,176

† Includes accumulated undistributed net investment income (loss)	$10,246,524	$4,552,226	$36,047,328	$12,803,513

See Notes to Financial Statements

278

SUNAMERICA SERIES TRUST

NOTES TO FINANCIALS STATEMENTS (unaudited)

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of forty separate investment series, thirty-five of which are included in this report. The five Portfolios of the Trust not included in this report are the VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Feeder Funds”). The Feeder Funds operate in the manner of a “Fund of Funds,” investing in shares of an underlying mutual fund and have a December fiscal year end. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) (formerly SunAmerica Asset Management Corp.), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation (“AIG”), serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas corporation, and The United States Life Insurance Company, a New York corporation (“USL”). AGL and USL are wholly-owned subsidiaries of AIG. Each of the life insurance companies listed above are collectively referred to as the “Life Companies.”

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

The investment goals for each of the Portfolios included in this report are as follows:

The Cash Management Portfolio seeks current income consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing, under normal conditions, at least 80% of net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The Total Return Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve the investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed-income investments with varying maturities.

The Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of common stocks and bonds, with at least 25% invested in fixed income securities.

The MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing in a combination of equity and fixed income securities.

The SunAmerica Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure by investing under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds, fixed-income securities and short-term investments (Overlay Component).

The SunAmerica Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure by investing under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds, fixed-income securities and short-term investments (Overlay Component).

279

The VCP Total Return BalancedSM Portfolio seeks capital appreciation and income while managing portfolio volatility by investing in combination of fixed income instruments and derivatives.

The VCPSM Value Portfolio seeks current income and moderate capital appreciation while managing portfolio volatility by investing, under normal circumstances, at least 65% of net assets in income-producing equity securities.

The Telecom Utility Portfolio seeks total return by investing, under normal circumstances, at least 80% of net assets in the securities of utility companies.

The Equity Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) by investing, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks (principally large-cap and mid-cap) or securities that demonstrate the potential for appreciation and/or dividends.

The Equity Opportunities Portfolio seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The Davis Venture Value Portfolio seeks growth of capital by investing principally in common stocks of companies with market capitalizations of at least $10 billion, but may also invest in stocks with smaller capitalizations.

The “Dogs” of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The Alliance Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.

The Capital Growth Portfolio seeks capital appreciation by investing in equity investments.

The MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation by investing, under normal market conditions, at least 65% of its assets in equity securities.

The Fundamental Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies, with a focus on equity securities of large capitalization companies that offer the potential for capital growth, with an emphasis on identifying companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage and have effective management.

The Blue Chip Growth Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Real Estate Portfolio seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in or related to the real estate industry and other real estate related investments.

The Small Company Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a diversified portfolio of equity securities of small companies.

The Mid-Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The Aggressive Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies.

The Growth Opportunities Portfolio seeks capital appreciation by investing in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The Marsico Focused Growth Portfolio seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 20 to 30 common stocks.

The Technology Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The Small & Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

280

The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing primarily (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities, primarily common stock, convertible securities, warrants and rights.

The Emerging Markets Portfolio seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks, depository receipts and other equity securities of companies primarily in emerging markets outside of the U.S., which its subadviser believes when compared to developed markets have above-average growth prospects.

The Foreign Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of July 31, 2014 are reported on a schedule following the Portfolio of Investments.

281

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Option contracts on swaps (“Swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter will be valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

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Derivative Instruments

Forward Foreign Currency Contracts:    Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the six months ended July 31, 2014, the Global Bond, Total Return Bond, VCP Total Returned BalancedSM, VCPSM Value, Telecom Utility and International Growth and Income Portfolios used forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. In addition, the Total Return Bond Portfolio also used forward currency contracts to enhance return. The International Diversified Equities Portfolio used forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates as well as to manage and/or gain exposure to certain foreign currencies. Forward contracts are reported on a schedule following the Portfolio of Investments. As of July 31, 2014, each of the preceding Portfolios had open forward contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures:    Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the six months ended July 31, 2014, the Corporate Bond Portfolio used futures contracts to manage duration and yield curve positioning. The Global Bond Portfolio used futures contracts to increase or decrease exposure to equity and bond markets. The Total Return Bond and VCP Total Return BalancedSM Portfolios used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The Balanced Portfolio used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, Equity Index, International Diversified Equities and Emerging Market Portfolios used futures contracts to increase or decrease exposure to equity markets. Futures contracts are reported on a schedule following the Portfolio of Investments. As of July 31, 2014, each of the preceding Portfolios had open futures contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary

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market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

At July 31, 2014, a portion of the due to / from broker amount as disclosed in the Statements of Assets and Liabilities for the Corporate Bond, Global Bond, Total Return Bond, Balanced, SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, VCP Total Return BalancedSM, Equity Index, International Diversified Equities and Emerging Markets Portfolios includes amounts set aside for margin requirements for open futures contracts.

Options:    Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the six months ended July 31, 2014, the Total Return Bond and VCP Total Return BalancedSM Portfolios used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of July 31, 2014, each of the preceding Portfolios had open option contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the six months ended July 31, 2014 are summarized as follows:

	Written Options
	Total Return Bond Portfolio			VCP Total Return BalancedSM Portfolio
	Number of Contracts	Notional Amounts	Premiums Received	Number of Contracts	Notional Amounts	Premiums Received
Options outstanding as of January 31, 2014	1,913	$755,000,000	$3,380,521	8	$15,800,000	$35,657
Options written	762	384,700,000	597,960	—	—	—
Options terminated in closing purchase transactions	—	(456,100,000)	(428,517)	—	(12,600,000)	(21,801)
Options exercised	—	(36,000,000)	(114,843)	—	—	—
Options expired (written)	(2,675)	(196,900,000)	(1,360,125)	(4)	(3,200,000)	(10,814)

Options outstanding as of July 31, 2014	—	$450,700,000	$2,074,996	4	$—	$3,042

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Portfolios face the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. Unlike a bilateral swap contract, for centrally cleared swaps, the Portfolios have no credit exposure to the counterparty as the CCP stands between the portfolios and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using

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standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of centrally cleared swaps, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Portfolios will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements:    Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the six months ended July 31, 2014, the Global Bond, Total Return Bond and VCP Total Return BalancedSM Portfolios used credit default swaps to manage credit risk (i.e., hedging). In addition, the Total Return Bond and VCP Total Return BalancedSM Portfolios also used credit default swaps as a substitute for physical securities. Credit default swaps are reported on a schedule following the Portfolios of Investments. As of July 31, 2014, each of the preceding Portfolios had open credit default swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its Portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap

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market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of July 31, 2014 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements:    Certain Portfolios may enter into equity swap agreements (“equity swaps”) a type of total return swap, for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index or to enhance total return. During the six months ended July 31, 2014, the VCP Total Return BalancedSM Portfolio used equity swaps to gain exposure to a security or market index and to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments. During the six months ended July 31, 2014, the VCP Total Return BalancedSM had open equity swaps, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Interest Rate Swap Agreements:    Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates, a substitute for physical securities or for speculation. During the six months ended July 31, 2014, the Global Bond, Total Return Bond, and VCP Total Return BalancedSM Portfolios used Interest Rate Swap agreements to manage exposure to fluctuations in interest rates. In addition, the Total Return Bond and VCP Total Return BalancedSM Portfolios also used interest rate swaps as a substitute for physical securities. Interest rate swaps are reported on a schedule following the Portfolio of Investments. As of July 31, 2014, the Global Bond Portfolio, Total Return Bond and VCP Total Return

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BalancedSM Portfolio had open interest rate swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective Portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.

At July 31, 2014, the due to / from broker amount as disclosed in the Statement of Assets and Liabilities for the Global Bond, Total Return Bond and VCP Total Return BalancedSM Portfolios include amounts set aside as collateral for open swap contracts.

Risks of Entering into Swap Agreements:    Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Asset and Liabilities.

The following table represent the value of derivatives held as of July 31, 2014, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended July 31, 2014. For a detailed presentation of derivatives held as of July 31, 2014, please refer to the Portfolio of Investments.

	Corporate Bond Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)	Variation margin on futures contracts	$14,063	Variation margin on futures contracts	$—

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Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(576,922)	$111,825

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $12,502,344
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $111,825 as reported in the Portfolio of Investments

	Global Bond Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)(6)	Variation margin on futures contracts	$81,434	Variation margin on futures contracts	$55,512
	Unrealized appreciation on swap contracts	1,931,231	Unrealized depreciation on swap contracts	3,227,681
Credit contracts(4)	Unrealized appreciation on swap contracts	44,680	Unrealized depreciation on swap contracts	—
Foreign exchange contracts(5)	Unrealized appreciation on forward foreign currency contracts	1,566,405	Unrealized depreciation on forward foreign currency contracts	1,804,504

		$3,623,750		$5,087,697

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$353,258	$(389,108)
Credit contracts(4)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	139,938	(106,929)
Foreign exchange contracts(5)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	1,855,063	(1,431,884)

		$2,348,259	$(1,927,921)

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $478,920,817
(3)	The average notional amount outstanding for interest rate swap contracts was $638,704,785
(4)	The average notional amount outstanding for credit default swap contracts was $22,216,667
(5)	The average notional amount outstanding for forward foreign currency contracts was $331,550,256
(6)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $808,388 as reported in the Portfolio of Investments

288

	Total Return Bond Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)(4)(7)(8)	Variation margin on futures contracts	$327,162	Variation margin on futures contracts	$279,611
	Unrealized appreciation on swap contracts	2,041,554	Unrealized depreciation on swap contracts	1,690,299
	Call and put options written, at value	—	Call and put options written, at value	1,530,274
	Call and put options purchased, at value	—	Call and put options purchased, at value	—
Credit contracts(5)	Unrealized appreciation on swap contracts	666,943	Unrealized depreciation on swap contracts	265,791
Foreign exchange contracts(6)	Unrealized appreciation on forward foreign currency contracts	7,552,129	Unrealized depreciation on forward foreign currency contracts	917,436

		$10,587,788		$4,683,411

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)(3)(4)(8)(9)(10)	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	$(115,065)	$(133,796)
	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$6,020,346	$(241,388)
Credit contracts(5)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(798,202)	740,905
Foreign exchange contracts(6)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(4,331,906)	4,688,074

		$775,173	$5,053,795

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $1,495,969,154
(3)	The average notional amount outstanding for interest rate swap contracts was $166,495,469
(4)	The average notional amount outstanding for written options contracts on interest rate swap contracts was $523,852,477
(5)	The average notional amount outstanding for credit default swap contracts was $154,996,133
(6)	The average notional amount outstanding for forward foreign currency contracts was $665,282,754
(7)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(3,471,237) as reported in the Portfolio of Investments
(8)	The average notional amount outstanding for purchased options contracts on interest rate swap contracts was $51,866,668.
(9)	The realized gain/(loss) for purchased option contracts is included in Net realized gain (loss) on investments (unaffiliated)
(10)	The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) on investments (unaffiliated).

	Balanced Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$34,255
Interest rate contracts(3)(4)	Variation margin on futures contracts	2,963	Variation margin on futures contracts	1,532

		$2,963		$35,787

289

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$129,417	$(8,075)
Interest rate contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(18,089)	14,315

		$111,328	$6,240

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures was $1,539,823
(3)	The average value outstanding for interest rate futures was $7,313,496
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of ($56,695) as reported in the Portfolio of Investments.

	SunAmerica Dynamic Allocation Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$37,450,790

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$24,436,817	$(25,236,938)

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $1,613,224,611
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(28,752,448) as reported in the Portfolio of Investments

	SunAmerica Dynamic Strategy Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$11,819,990

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(8,878,184)	$(11,921,057)

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $484,373,303
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(11,775,461) as reported in the Portfolio of Investments

290

	VCP Total Return BalancedSM Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(6)(8)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,945,147
	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	—
Interest rate contracts(3)(4)(5)(7)(8)	Call and put options written, at value	—	Call and put options written, at value	2,009
	Variation margin on futures contracts	—	Variation margin on futures contracts	375
	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	33,657
Credit contracts(9)	Unrealized appreciation on swap contracts	27,206	Unrealized depreciation on swap contracts	—
Foreign exchange contracts(10)	Unrealized appreciation on forward foreign currency contracts	9,486	Unrealized depreciation on forward foreign currency contracts	40

		$36,692		$1,981,228

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(6)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$5,005,714	$(450,425)
Interest rate contracts(3)(4)(5)(7)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	34,803	(47,005)
Credit contracts(9)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	158,031	9,273
Foreign exchange contracts(10)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	9,446

		$5,198,548	$(478,711)

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $70,163,285
(3)	The average value outstanding for interest rate futures contracts was $665,957
(4)	The average value outstanding for written options contracts on exchange traded futures contracts was $4
(5)	The average notional amount outstanding for written options contracts on interest rate swap contracts was $2,633,333
(6)	The average notional amount outstanding for equity swap contracts was $16,981,270
(7)	The average notional amount outstanding for interest rate swap contracts was $547,787
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(590,120) as reported in the Portfolio of Investments
(9)	The average notional amount outstanding for credit default swap contracts was $24,466,667
(10)	The average notional amount outstanding for forward foreign currency contracts was $1,574,223

	VCPSM Value Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$73,816	Unrealized depreciation on forward foreign currency contracts	$—

291

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(33,414)	$38,627

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for forward foreign currency contracts was $4,973,654

	Telecom Utility Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$77,301	Unrealized depreciation on forward foreign currency contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(13,854)	$18,891

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for forward foreign currency contracts was $6,827,943

	Equity Index Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$173,290

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$1,102,905	$(23,307)

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $11,172,260
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(38,435) as reported in the Portfolio of Investments

	International Growth and Income Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$1,033,546	Unrealized depreciation on forward foreign currency contracts	$1,237,611

292

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$178,031	$(63,746)

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $169,324,261

	International Diversified Equities Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$638,759
Foreign exchange contracts(3)	Unrealized appreciation on forward foreign currency contracts	83,774	Unrealized depreciation on forward foreign currency contracts	334,467

		$83,774		$973,226

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$2,899,620	$(498,903)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	280,247	(36,706)

		$3,179,867	$(189,891)

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $35,327,119
(3)	The average notional amount outstanding for forward foreign currency contracts was $66,484,844
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of ($326,044) as reported in the Portfolio of Investments

	Emerging Markets
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$68,853

293

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$1,738,991	$(72,654)

		$1,738,991	$(72,654)

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $7,650,860
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(72,654) as reported in the Portfolio of Investments

294

As of July 31, 2014, the following tables represent derivative and financial assets and liabilities (by type) on a gross basis and related collateral pledged for derivatives and financial instruments subject to master netting arrangements. If a Portfolio does not have a derivative or financial asset or liability a table will not be presented. Futures contracts are presented at the variation margin receivable or payable. The repurchase agreements held by a Portfolio as of July 31, 2014, are also subject to master netting agreements but are not included in the following tables. See the Portfolio of Investments and Notes to the Financial Statements for more information about a Portfolio’s holdings in repurchase agreements.

Assets:	Corporate Bond Portfolio
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Interest rate contracts
Exchange traded	$14,063	$—	$14,063

Total derivatives, subject to a master netting arrangement or similar arrangement	$14,063	$—	$14,063

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs & Co.*	$14,063	$—	$—	$14,063

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

295

Assets:	Global Bond Portfolio
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Interest rate contracts
Over the counter	$69,654	$—	$69,654
Exchange traded	81,434	—	81,434
Centrally cleared	2,990,845	—	2,990,845
Foreign exchange contracts
Over the counter	1,566,405	—	1,566,405
Credit contracts
Over the counter	44,680	—	44,680

Total derivatives, subject to a master netting arrangement or similar arrangement	$4,753,018	$—	$4,753,018

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs Bank USA*	$81,434	$(55,512)	$—	$25,922
Centrally Cleared	2,990,845	(2,990,845)	—	—
Bank of America N.A.	114,060	(114,060)	—	—
Barclays Bank PLC	184,438	(184,438)	—	—
BNP Paribas SA	145,896	(81,713)	—	64,183
Citibank N.A.	164,146	(164,146)	—	—
Credit Suisse International	107,812	(71,839)	—	35,973
Deutsche Bank AG	191,127	(170,270)	—	20,857
HSBC Bank PLC	32,416	(32,416)	—	—
JPMorgan Chase Bank N.A.	67,444	(67,444)	—	—
Morgan Stanley & Co. International PLC	150,400	(84,995)	(65,405)	—
Royal Bank of Canada	132,682	(36,654)	—	96,028
Royal Bank of Scotland PLC	34,526	(34,526)	—	—
Standard Chartered Bank	36,924	(28,841)	—	8,083
State Street Bank London	85,023	(85,023)	—	—
UBS AG London	97,769	(2,810)	—	94,959
Westpac Banking Corp.	136,076	(68,671)		67,405

Total	$4,753,018	$(4,274,203)	$(65,405)	$413,410

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

296

Liabilities:	Global Bond Portfolio
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Interest rate contracts
Over the counter	$329,746	$—	$329,746
Exchange traded	55,512	—	55,512
Centrally cleared	6,417,903	—	6,417,903
Foreign exchange contracts
Over the counter	1,804,504	—	1,804,504
Credit contracts
Over the counter	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	$8,607,665	$—	$8,607,665

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs Bank USA*	$55,512	$(55,512)	$—	$—
Centrally Cleared	6,417,903	(2,990,845)	—	3,427,058
Bank of America N.A.	180,263	(114,060)	(66,203)	—
Barclays Bank PLC	537,171	(184,438)	—	352,733
BNP Paribas SA	81,713	(81,713)	—	—
Citibank N.A.	243,336	(164,146)	—	79,190
Credit Suisse International	71,839	(71,839)	—	—
Deutsche Bank AG	238,132	(170,270)	(67,862)	—
HSBC Bank PLC	99,433	(32,416)	—	67,017
JPMorgan Chase Bank N.A.	218,890	(67,444)	—	151,446
Morgan Stanley & Co. International PLC	84,995	(84,995)	—	—
Royal Bank of Canada	36,654	(36,654)	—	—
Royal Bank of Scotland PLC	117,579	(34,526)	—	83,053
Standard Chartered Bank	28,841	(28,841)	—	—
State Street Bank London	123,923	(85,023)	—	38,900
UBS AG London	2,810	(2,810)	—	—
Westpac Banking Corp.	68,671	(68,671)	—	—

Total	$8,607,665	$(4,274,203)	$(134,065)	$4,199,397

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

297

Assets:	Total Return Bond Portfolio
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Interest rate contracts
Over the counter	$691,101	$—	$691,101
Exchange traded	327,162	—	327,162
Centrally cleared	8,447,126	—	8,447,126
Foreign exchange contracts
Over the counter	7,552,129	—	7,552,129
Credit contracts
Over the counter	712,505	—	712,505
Centrally cleared	919,545		919,545

Total derivatives, subject to a master netting arrangement or similar arrangement	$18,649,568	$—	$18,649,568

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Barclays Bank PLC*	$6,211,209	$(213,529)	$(2,412,004)	$3,585,676
Goldman Sachs & Co.*	163,412	(163,412)	—	—
Merrill Lynch Pierce Fenner & Smith, Inc.*	151,200	—	—	151,200
Centrally Cleared	8,447,126	(232,266)	—	8,214,860
Bank of America N.A.	610,008	(507,678)	—	102,330
Citibank N.A.	720,612	720,612	—	—
Goldman Sachs International	146,092	(146,092)	—	—
JPMorgan Chase Bank N.A.	762,430	(94,819)	—	667,611
Morgan Stanley & Co., Inc.	459,772	—	—	459,772
UBS AG	977,707	(341,194)	(580,000)	56,513

Total	$18,648,568	$(2,419,602)	$(2,992,004)	$13,237,962

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Barclays Bank PLC, Goldman Sachs & Co. and Merrill Lynch Pierce Fenner & Smith, Inc. as Futures Commission Merchants

298

Liability	Total Return Bond Portfolio
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Interest rate contracts
Over the counter	$2,708,090	$—	$2,708,090
Exchange traded	279,611	—	279,611
Centrally cleared	232,266	—	232,266
Foreign exchange contracts
Over the counter	917,436	—	917,436
Credit contracts
Over the counter	1,291,782	—	1,291,782
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	$5,429,185	$—	$5,429,185

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Barclays Bank PLC*	$213,529	$(213,529)	$—	$—
Goldman Sachs & Co.*	212,299	(163,412)	(48,887)	—
Centrally Cleared	232,266	(232,266)	—	—
Bank of America N.A.	507,678	(507,678)	—	—
Citibank N.A.	857,293	(720,612)	(136,681)	—
Goldman Sachs Bank USA	524,716	—	(491,073)	33,643
Goldman Sachs International	531,590	(146,092)	(125,282)	260,216
HSBC Bank USA NA	306,959	—	—	306,959
JPMorgan Chase Bank NA	94,819	(94,819)	—	—
Morgan Stanley Capital Services LLC	1,083,920	—	(707,309)	376,611
Royal Bank of Scotland PLC	522,922	—	(457,182)	65,740
UBS AG	341,194	(341,194)	—	—

Total	$5,429,185	$(2,419,602)	$(1,966,414)	$1,043,619

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Barclays Bank PLC, Goldman Sachs & Co. and Merrill Lynch Pierce Fenner & Smith, Inc. as Futures Commission Merchants

299

Assets:	Balanced Portfolio
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Interest rate contracts
Exchange traded	$2,963	$—	$2,963

Total derivatives, subject to a master netting arrangement or similar arrangement	$2,963	$—	$2,963

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Merrill Lynch International, Inc.*	$2,963	$(2,963)	$—	$—

Liabilities:	Balanced Portfolio
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Interest rate contracts
Exchange traded	$1,532	$—	$1,532
Equity contracts
Exchange traded	34,255	—	34,255

Total derivatives, subject to a master netting arrangement or similar arrangement	$35,787	$—	$35,787

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Merrill Lynch International, Inc.*	$35,787	$(2,963)	$(32,824)	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Merrill Lynch International, Inc. as Futures Commission Merchant

300

Liabilities:	Dynamic Allocation Portfolio
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Equity contracts
Exchange traded	$37,450,790	$—	$37,450,790

Total derivatives, subject to a master netting arrangement or similar arrangement	$37,450,790	$—	$37,450,790

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs Bank USA*	$37,450,790	$—	$—	$37,450,790

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs Bank USA as Futures Commission Merchant

301

Liabilities:	Dynamic Strategy Portfolio
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Equity contracts
Exchange traded	$11,819,990	$—	$11,819,990

Total derivatives, subject to a master netting arrangement or similar arrangement	$11,819,990	$—	$11,819,990

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs Bank USA*	$11,819,990	$—	$—	$11,819,990

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs Bank USA as Futures Commission Merchant

302

Assets:	VCP Total Return BalancedSM Portfolio
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded
Interest rate contracts
Over the counter	—	—	—
Exchange traded	—	—	—
Credit contracts
Centrally Cleared	638,176	—	638,176
Foreign exchange contracts
Over the counter	9,486	—	9,486

Total derivatives, subject to a master netting arrangement or similar arrangement	$647,662	$—	$647,662

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Morgan Stanley & Co., LLC	$538,352	$(2,384)	$(535,968)	$—
Bank of America N.A.	239	—	—	239
Barclays Bank PLC	9,247	(40)	—	9,207
UBS Securities LLC	99,824	—	(99,824)	—

Total	$647,662	$(2,424)	$(635,792)	$9,446

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

303

Liabilities:	VCP Total Return BalancedSM Portfolio
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Interest rate contracts
Over the counter	$2,009	$—	$2,009
Centrally cleared	33,657	—	33,657
Exchange traded	375	—	375
Equity contracts
Over the counter	—	—	—
Exchange traded	1,945,147	—	1,945,147
Foreign exchange contracts
Over the counter	40	—	40

Total derivatives, subject to a master netting arrangement or similar arrangement	$1,981,228	$—	$1,981,228

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Merrill Lynch Pierce Fenner & Smith, Inc.*	$1,945,147	$—	$(1,945,147)	—
Morgan Stanley & Co. LLC*	2,384	(2,384)	—	—
Centrally Cleared	33,657	—	(33,657)	—
Barclays Bank PLC	40	(40)	—	—

Total	$1,981,228	$(2,424)	$(1,978,804)	—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Merrill Lynch Pierce Fenner & Smith, Inc. and Morgan Stanley & Co., LLC as Futures Commission Merchants.

304

Assets:	VCPSM Value
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Foreign exchange contracts
Over the counter	$73,816	$—	$73,816

Total derivatives, subject to a master netting arrangement or similar arrangement	$73,816	$—	$73,816

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Bank of New York	$37,272	$—	$—	$37,272
State Street Bank & Trust Co.	36,574	—	—	36,574

Total	$73,846	$—	$—	$73,846

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

305

Assets:	Telecom Utility Portfolio
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Foreign Exchange Contracts
Over the counter	$77,301	$—	$77,301

Total derivatives, subject to a master netting arrangement or similar arrangement	$77,301	$—	$77,301

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Barclays Bank PLC	$59,992	$—	$—	$59,992
Credit Suisse International	8,186	—	—	8,186
Deutsche Bank AG	378	—	—	378
Goldman Sachs International	294	—	—	294
JPMorgan Chase Bank N.A.	36	—	—	36
Merrill Lynch International	8,415	—	—	8,415

Total	$77,301	$—	$—	$77,301

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

306

Liabilities:	Equity Index Portfolio
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Equity contracts
Exchange traded	$173,290	$—	$173,290

Total derivatives, subject to a master netting arrangement or similar arrangement	$173,290	$—	$173,290

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$173,290	$—	$(173,290)	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

307

Assets:	International Growth and Income
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Foreign exchange contracts
Over the counter	$1,033,546	$—	$1,033,546

Total derivatives, subject to a master netting arrangement or similar arrangement	$1,033,546	$—	$1,033,546

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Barclays Bank PLC	$45,582	$(45,582)	$—	$—
Citibank N.A.	316,026	(70,888)	—	245,138
Credit Suisse International	15,269	(15,269)	—	—
Deutsche Bank AG London	78,726	(62,411)	—	16,315
HSBC Bank	145,369	(27,342)	—	118,027
JPMorgan Chase Bank N.A.	254,843	(254,843)	—	—
State Street Bank and Trust Co.	77,302	(77,302)	—	—
UBS AG	30,090	(30,090)	—	—
Westpac Banking Corp.	70,339	(56,798)	—	13,541

Total	$1,033,546	$(640,525)	$—	$393,021

Liabilities:	International Growth and Income
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Foreign exchange contracts
Over the counter	$1,237,611	$—	$1,237,611

Total derivatives, subject to a master netting arrangement or similar arrangement	$1,237,611	$—	$1,237,611

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Bank of America N.A.	$74,515	$—	$—	$74,515
Barclays Bank PLC	174,228	(45,582)	—	128,646
Citibank N.A.	70,888	(70,888)	—	—
Credit Suisse International	49,930	(15,269)	—	34,661
Deutsche Bank AG London	62,411	(62,411)	—	—
HSBC Bank	27,342	(27,342)	—	—
JPMorgan Chase Bank N.A.	464,011	(254,843)	—	209,168
State Street Bank and Trust Co.	175,340	(77,302)	—	98,038
UBS AG	82,148	(30,090)	—	52,058
Westpac Banking Corp.	56,798	(56,798)	—	—

Total	$1,237,611	$(640,525)	$—	$597,086

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

308

Assets:	International Diversified Equities Portfolio
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded	—	—	—
Foreign exchange contracts
Over the counter	83,774	—	83,774

Total derivatives, not subject to a master netting arrangement or similar arrangement	$83,774	$—	$83,774

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Bank of New York	$3,061	$—	$—	$3,061
Deutsche Bank AG London	43,006	(43,006)	—	—
JPMorgan Chase Bank N.A	30,871	—	—	30,871
State Street Bank and Trust Company	6,836	—	—	6,836

Total	$83,774	$(43,006)	$—	$40,768

Liabilities:	International Diversified Equities Portfolio
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Equity contracts
Exchange traded	$638,759	$—	$638,759
Foreign exchange contracts
Over the counter	334,467	—	334,467

Total derivatives, not subject to a master netting arrangement or similar arrangement	$973,226	$—	$973,226

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs Bank USA*	$638,759	$—	$—	$638,759
Commonwealth Bank of Australia Sydney	55,869	—	—	55,869
Deutsche Bank AG London	201,595	(43,006)	—	158,589
Goldman Sachs International	4,989	—	—	4,989
Northern Trust Company	39,434	—	—	39,434
UBS AG	32,580	—	—	32,580

Total	$973,226	$(43,006)	$—	$930,220

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs Bank USA as Futures Commission Merchant

309

Liabilities:	Emerging Markets Portfolio
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description:
Derivatives:
Equity contracts
Exchange traded	$68,853	$—	$68,853

Total derivatives, subject to a master netting arrangement or similar arrangement	$68,853	$—	$68,853

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty:	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs Bank USA*	$68,853	$—	$(68,853)	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs Bank USA as Futures Commission Merchant

310

Inflation-Indexed Bonds:    Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trusts’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of July 31, 2014, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
High Yield Bond	11.39%	$16,398,000
Equity Index	8.47	12,193,000
“Dogs” of Wall Street	2.29	3,302,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated July 31, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $143,981,000 a repurchase price of $143,981,000 and a maturity date of August 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	8/15/21	$135,740,000	$135,832,575
U.S. Treasury Notes	8.13	8/15/21	7,030,000	10,014,952
U.S. Treasury Notes	8.00	11/15/21	725,000	1,017,394

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield

Mortgage-Backed Dollar Rolls:    During six months ended July 31, 2014, the Global Bond, Total Return Bond, MFS Total Return Bond, and Balanced Portfolios entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Global Bond, Total Return Bond and Balanced Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy

311

or becomes insolvent, the Portfolio‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio‘s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the six months ended July 31, 2014, the Global Bond, Total Return Bond, Balanced and MFS Total Return Portfolios had realized gains (losses) from mortgage-backed dollar rolls of $123,164 $(877,789), $466,724 and $393,306 respectively.

When-Issued Securities and Forward Commitments:    The Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended July 31, 2014, the Total Return Balanced Portfolio purchased and/or sold forward commitments.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the year. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio, distributions from income from the underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Portfolio.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For the SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio, the expenses included in the accompanying financial statements reflect the expenses of the SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

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Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010 – 2012 or expected to be taken in each Portfolio’s 2013 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2010.

Organization and Offering Costs:    Organization costs incurred in connection with the commencement of the VCP Total Return BalancedSM Portfolio and VCPSM Value Portfolio are expensed, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolio, and amortized over 12-month period. As of July 31, 2014, the deferred offering costs for the VCP Total Return BalancedSM and VCPSM Value Portfolios were fully amortized.

313

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the period ended January 31, 2014
Portfolio	Ordinary Income	Long-Term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Cash Management	$—	$(9,510,893)	$(62,094)	$—	$—
Corporate Bond	57,793,567	4,534,484	67,712,243	57,199,173	16,272,692
Global Bond	—	—	764,669	7,460,978	—
High-Yield Bond	23,600,115	(32,340,796)	2,739,901	21,491,754	—
Total Return Bond	20,537,088	(26,354,256)	11,562,272	33,654,100	4,063,110
Balanced	2,799,033	(2,072,318)	19,251,235	2,805,674	—
MFS Total Return	12,485,846	(41,404,938)	99,086,747	14,269,717	—
SunAmerica Dynamic Allocation	52,909,406	49,977,738	365,918,619	137,461	6,416,823
SunAmerica Dynamic Strategy	16,472,205	799,620	92,164,909	383,478	107,472
VCP Total Return BalancedSM	146,165	213,684	84,751	972,572	918,818
VCPSM Value	365,848	—	1,610,439	214,737	—
Telecom Utility	1,383,719	(6,204,210)	6,715,870	1,146,108	—
Equity Index	11,969,050	2,642,609	72,808,188	1,735,941	—
Growth-Income	13,630,320	28,742,501	95,709,018	8,557,115	9,858,370
Equity Opportunities	794,768	(15,174,577)	23,008,869	711,757	—
Davis Venture Value	11,512,239	119,260,101	495,749,517	15,038,444	74,413,289
“Dogs” of Wall Street	8,683,617	5,987,717	19,485,322	2,389,811	—
Alliance Growth	—	(18,707,875)	92,053,418	731,790	—
Capital Growth	19,227	(3,302,945)	13,440,972	359,111	—
MFS Massachusetts Investor Trust	8,519,610	38,696,134	161,831,371	3,718,098	14,214,873
Fundamental Growth	—	(11,996,067)	54,638,456	—	—
Blue Chip Growth	15,211,649	886,802	8,196,994	5,944,207	1,319,248
Real Estate	5,412,074	36,982,864	5,216,915	3,845,915	—
Small Company Value	1,924,293	15,086,188	122,602,053	2,789,566	1,219,781
Mid-Cap Growth	—	27,734,659	62,164,787	—	—
Aggressive Growth	—	(58,742,620)	29,202,269	—	—
Growth Opportunities	7,472,982	32,193,746	67,041,909	3,427,030	12,781,293
Marsico Focused Growth	2,854,240	16,881,327	45,343,595	170,130	5,831,956
Technology	—	(12,269,472)	6,247,741	—	—
Small & Mid Cap Value	23,589,425	81,532,584	107,818,697	23,162,377	25,760,778
International Growth and Income	7,177,150	(144,978,856)	56,849,591	6,863,112	—
Global Equities	3,262,851	(22,716,936)	43,868,310	1,710,532	—
International Diversified Equities	3,519,382	(16,531,272)	31,068,152	6,486,301	—
Emerging Markets	4,645,774	(47,650,930)	(21,476,467)	1,509,510	—
Foreign Value	12,873,466	(23,412,771)	174,774,758	14,755,383	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

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As of January 31, 2014, for Federal Income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the period indicated, which are available to offset future capital gains, if any:

Portfolio	Capital Loss Carryforward†					Unlimited†
	2015	2016	2017	2018	2019	ST	LT
Cash Management	$21,843	$555,721	$5,000,741	$59,684	$—	$—	$3,872,904
Corporate Bond	—	—	—	—	—	—	—
Global Bond	—	—	—	—	—	—	—
High-Yield Bond	—	—	—	32,340,796	—	—	—
Total Return Bond	—	—	—	—	—	16,129,525	10,224,731
Balanced	—	—	—	2,072,318	—	—	—
MFS Total Return	—	—	—	41,404,938	—	—	—
SunAmerica Dynamic Allocation	—	—	—	—	—	—	—
SunAmerica Dynamic Strategy	—	—	—	—	—	—	—
VCP Total Return BalancedSM	—	—	—	—	—	—	—
VCPSM Value	—	—	—	—	—	—	—
Telecom Utility	—	—	—	5,668,923	535,287	—	—
Equity Index	—	—	—	—	—	—	—
Growth-Income	—	—	—	—	—	—	—
Equity Opportunities	—	—	—	15,174,577	—	—	—
Davis Venture Value	—	—	—	—	—	—	—
“Dogs” of Wall Street	—	—	—	—	—	—	—
Alliance Growth	—	—	—	18,707,875	—	—	—
Capital Growth	—	—	—	3,302,945	—	—	—
MFS Massachusetts Investor Trust	—	—	—	—	—	—	—
Fundamental Growth	—	—	—	11,996,067	—	—	—
Blue Chip Growth	—	—	—	—	—	—	—
Real Estate	—	—	—	—	—	—	—
Small Company Value	—	—	—	—	—	—	—
Mid-Cap Growth	—	—	—	—	—	—	—
Aggressive Growth	—	—	58,192,444	550,176	—	—	—
Growth Opportunities	—	—	—	—	—	—	—
Marsico Focused Growth	—	—	—	—	—	—	—
Technology	—	—	7,135,474	5,133,998	—	—	—
Small & Mid Cap Value	—	—	—	—	—	—	—
International Growth and Income	—	—	14,072,507	130,906,349	—	—	—
Global Equities	—	—	—	22,716,936	—	—	—
International Diversified Equities	—	—	—	16,531,272	—	—	—
Emerging Markets	—	—	11,183,037	7,578,922	—	10,063,269	18,825,702
Foreign Value	—	—	—	21,768,504	—	1,644,267	—

† On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

315

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the period ended January 31, 2014, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Cash Management	$108,582	$—	$—
Corporate Bond	—	—	—
Global Bond	—	—	—
High-Yield Bond	—	—	—
Total Return Bond	—	—	—
Balanced	—	—	—
MFS Total Return	—	—	—
SunAmerica Dynamic Allocation	—	—	—
SunAmerica Dynamic Strategy	—	—	—
VCP Total Return BalancedSM	331,666	—	—
VCPSM Value	—	—	—
Telecom Utility	—	7,232	—
Equity Index	—	—	—
Growth-Income	—	—	—
Equity Opportunities	—	—	—
Davis Venture Value	—	—	—
“Dogs” of Wall Street	—	—	—
Alliance Growth	114,029	—	—
Capital Growth	—	—	—
MFS Massachusetts Investor Trust	—	—	—
Fundamental Growth	144,278	—	—
Blue Chip Growth	—	—	—
Real Estate	—	—	—
Small Company Value	—	—	—
Mid-Cap Growth	168,544	—	—
Aggressive Growth	81,635	—	—
Growth Opportunities	—	—	—
Marsico Focused Growth	—	—	—
Technology	24,241	—	—
Small & Mid Cap Value	—	—	—
International Growth and Income	—	—	—
Global Equities	—	—	—
International Diversified Equities	—	—	—
Emerging Markets	—	—	—
Foreign Value	—	—	—

316

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal Income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Cash Management	$7,968	$(70,329)	$(62,361)	$263,374,640
Corporate Bond	88,400,654	(8,142,732)	80,257,922	1,531,573,869
Global Bond	13,461,926	(7,013,580)	6,448,346	459,082,695
High-Yield Bond	11,716,385	(10,596,864)	1,119,521	472,898,606
Total Return Bond	25,575,898	(13,668,855)	11,907,043	1,698,680,704
Balanced	24,279,393	(3,978,045)	20,301,348	212,448,609
MFS Total Return	121,319,364	(9,413,968)	111,905,396	541,062,744
SunAmerica Dynamic Allocation	613,314,563	(22,059,864)	591,254,699	7,045,096,850
SunAmerica Dynamic Strategy	234,510,039	(2,971,102)	231,538,937	3,480,246,002
VCP Total Return BalancedSM	360,442	(124,915)	235,527	143,898,832
VCPSM Value	7,246,696	(1,558,932)	5,687,764	152,176,258
Telecom Utility	10,619,410	(1,609,309)	9,010,101	45,794,459
Equity Index	133,598,938	(5,194,786)	128,404,152	815,651,757
Growth-Income	129,705,706	(1,325,887)	128,379,819	667,802,475
Equity Opportunities	23,610,777	(2,555,754)	21,055,023	202,427,089
Davis Venture Value	506,044,138	(11,257,522)	494,786,616	882,168,206
“Dogs” of Wall Street	27,014,881	(3,237,626)	23,777,255	229,658,928
Alliance Growth	94,195,206	(2,397,950)	91,797,256	355,130,855
Capital Growth	7,423,907	(781,269)	6,642,638	53,198,561
MFS Massachusetts Investors Trust	193,833,320	(5,163,152)	188,670,168	822,155,508
Fundamental Growth	29,877,368	(2,173,731)	27,703,637	203,125,744
Blue Chip Growth	16,520,211	(4,579,087)	11,941,124	291,027,714
Real Estate	38,160,590	(2,572,845)	35,587,745	403,643,934
Small Company Value	111,992,422	(8,016,714)	103,975,708	357,490,622
Mid-Cap Growth	63,679,292	(7,317,775)	56,361,517	262,837,687
Aggressive Growth	24,570,202	(3,900,589)	20,669,613	105,719,381
Growth Opportunities	40,189,165	(9,445,702)	30,743,463	244,420,524
Marsico Focused Growth	58,108,480	(1,198,967)	56,909,513	244,068,380
Technology	7,797,694	(1,040,716)	6,756,978	35,842,418
Small & Mid Cap Value	116,160,535	(18,381,988)	97,778,547	539,203,471
International Growth and Income	58,842,164	(10,201,562)	48,640,602	362,398,336
Global Equities	52,941,669	(6,969,345)	45,972,324	406,060,480
International Diversified Equities	38,950,666	(10,315,689)	28,634,977	224,296,950
Emerging Markets	37,860,852	(16,449,156)	21,411,696	376,260,191
Foreign Value	219,943,445	(26,297,799)	193,645,646	940,285,547
Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the Equity Index and “Dogs” of Wall Street Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets”, as used in the following tables, means the average daily net assets of the Portfolios.

317

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets	Management Fees
Cash Management(1)	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
Corporate Bond	$0-$50 million	0.700%
	> $50 million	0.600%
	> $150 million	0.550%
	> $250 million	0.500%
Global Bond	$0-$50 million	0.750%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
High-Yield Bond	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
Total Return Bond	> $0	0.600%
Balanced	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
MFS Total Return	$0-$50 million	0.700%
	> $50 million	0.650%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
SunAmerica Dynamic	$0-$1.5 billion	0.250%
Allocation	> $1.5 billion	0.220%
	> $3 billion	0.200%
SunAmerica Dynamic	$0-$1.5 billion	0.250%
Strategy	> $1.5 billion	0.220%
	> $3 billion	0.200%
VCP Total Return	$0-$750 million	0.860%
BalancedSM	> $750 million	0.850%
	> $1.5 billion	0.820%
VCPSM Value	$0-$250 million	0.925%
	> $250 million	0.900%
	> $500 million	0.875%
	> $750 million	0.800%
Telecom Utility	$0-$150 million	0.750%
	> $150 million	0.600%
	> $500 million	0.500%
Equity Index	> $0	0.400%
Growth-Income	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
Equity Opportunities	$0-$50 million	0.800%
	> $50 million	0.750%
	> $250 million	0.700%
Davis Venture Value	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%

Portfolio	Assets	Management Fees
“Dogs” of Wall Street	> $0	0.600%
Alliance Growth	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
Capital Growth(5)	$0-$50 million	0.900%
	> $50 million	0.850%
	> $200 million	0.800%
MFS Massachusetts	$0-$600 million	0.700%
Investors Trust	> $600 million	0.650%
	> $1.5 billion	0.600%
Fundamental Growth	$0-$150 million	0.850%
	> $150 million	0.800%
	> $300 million	0.700%
Blue Chip Growth	$0-$250 million	0.700%
	> $250 million	0.650%
	> $500 million	0.600%
Real Estate	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
Small Company Value	$0-$200 million	1.000%
	> $200 million	0.920%
	> $500 million	0.900%
Mid-Cap Growth	$0-$100 million	0.800%
	> $100 million	0.750%
Aggressive Growth	$0-$100 million	0.750%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.600%
Growth Opportunities	$0-$250 million	0.750%
	> $250 million	0.700%
	> $500 million	0.650%
Marsico Focused Growth	> $0	0.850%
Technology(3)	$0-$250 million	1.000%
	> $250 million	0.950%
	> $500 million	0.900%
Small & Mid Cap Value	$0-$250 million	0.950%
	> $250 million	0.900%
International Growth and	$0-$150 million	1.000%
Income(2)	> $150 million	0.900%
	> $300 million	0.800%
Global Equities	$0-$50 million	0.900%
	> $50 million	0.800%
	> $150 million	0.700%
	> $300 million	0.650%
International Diversified	$0-$250 million	0.850%
Equities	> $250 million	0.800%
	> $500 million	0.750%
Emerging Markets(4)	$0-$100 million	1.150%
	> $100 million	1.100%
	> $200 million	1.050%
Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.750%

(1)	The Adviser shall be paid a composite fee based on the aggregate assets it manages for both SunAmerica Series Trust and Seasons Series Trust Cash Management Portfolios.
(2)	The Adviser voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the International Growth and Income Portfolio.

318

(3)	The Adviser voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Technology Portfolio.
(4)	The Adviser is contractually obligated to waive its advisory fee with respect to the Emerging Markets Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.
(5)	Effective May 1, 2014, SAAMCo is contractually obligated to waive its advisory fee with respect to the Capital Growth Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.73% of average daily net assets. Prior to May 1, 2014, the SAAMCo waived 0.10% of the investment advisory fees for the Capital Growth Portfolio.

For the six months ended July 31, 2014, the amount of investment advisory fees waived were $40,059, $20,416, $100,425 and $165,710 for the Capital Growth Portfolio, Technology Portfolio, International Growth and Income Portfolio and Emerging Markets Portfolio, respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	SunAmerica Dynamic Allocation (Subadviser for a portion of the Portfolio) SunAmerica Dynamic Strategy (Subadviser for a portion of the Portfolio) Alliance Growth Small & Mid Cap Value

BofA Advisors, LLC	Cash Management

Boston Company Asset Management, LLC	Capital Growth

Columbia Management Investment Advisors, LLC	Technology

Davis Selected Advisers L.P.	Davis Venture Value
(dba — Davis Advisors)

Federated Investment Management Company	Corporate Bond

Franklin Advisory Services, LLC	Small Company Value

Goldman Sachs Asset Management International	Global Bond

Invesco Advisers, Inc.	VCPSM Value
Growth Opportunities

J.P. Morgan Investment Management, Inc.	Balanced
Growth-Income Mid-Cap Growth
Global Equities Emerging Markets

Marsico Capital Management, LLC	Marsico Focused Growth

Massachusetts Financial Services Company (“MFS”)	MFS Total Return
Telecom Utility
MFS Massachusetts Investors Trust
Blue Chip Growth

Morgan Stanley Investment Management, Inc.	International Diversified Equities

OppenheimerFunds, Inc.	Equity Opportunities

Pacific Investment Management Company, LLC	Total Return Bond
(PIMCO)	VCP Total Return BalancedSM

PineBridge Investments, LLC	High-Yield Bond

Putnam Investment Management, LLC	International Growth and Income

Pyramis Global Advisors, LLC	Real Estate

Templeton Investment Counsel, LLC	Foreign Value

Wells Capital Management, Incorporated	Fundamental Growth
Aggressive Growth

319

The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

Portfolio	Assets	Subadvisory Fees
Cash Management(1)	$0-$100 million	0.125%
	> $100 million	0.100%
	> $500 million	0.075%
	> $1 billion	0.050%
Corporate Bond	$0-$25 million	0.300%
	> $25 million	0.250%
	> $50 million	0.200%
	> $150 million	0.150%
Global Bond	$0-$50 million	0.400%
	> $50 million	0.300%
	> $150 million	0.250%
	> $250 million	0.200%
High-Yield Bond	$0-$50 million	0.400%
	> $50 million	0.300%
	> $250 million	0.250%
Total Return Bond	> $0	0.250%
Balanced	$0-$50 million	0.400%
	> $50 million	0.300%
	> $150 million	0.250%
MFS Total Return	$0-$500 million	0.375%
	> $500 million	0.350%
	> $750 million	0.320%
	> $1 billion	0.300%
SunAmerica Dynamic	$0-$500 million	0.180%
Allocation(3)	> $500 million	0.150%
	> $1.5 billion	0.130%
SunAmerica Dynamic	$0-$500 million	0.180%
Strategy(3)	> $500 million	0.150%
	> $1.5 billion	0.130%
VCP Total Return	$0-$750 million	0.360%
BalancedSM	> $750 million	0.350%
	> $1.5 billion	0.320%
VCPSM Value	$0-$250 million	0.425%
	> $250 million	0.400%
	> $500 million	0.375%
	> $1 billion	0.300%
Telecom Utility	$0-$250 million	0.375%
	> $250 million	0.325%
	> $750 million	0.300%
	> $1.5 billion	0.250%
Growth-Income	$0-$50 million	0.350%
	> $50 million	0.300%
	> $150 million	0.250%
	> $300 million	0.200%
	> $500 million	0.150%
Equity Opportunities	$0-$50 million	0.400%
	> $50 million	0.350%
	> $250 million	0.300%
Davis Venture Value	$0-$100 million	0.450%
	> $100 million	0.400%
	> $500 million	0.350%

Portfolio	Assets	Subadvisory Fees
Alliance Growth	$0-$50 million	0.350%
	> $50 million	0.300%
	> $150 million	0.250%
Capital Growth(4)(5)	$0-$100 million	0.300%
	> $100 million	0.250%
MFS Massachusetts	$0-$250 million	0.375%
Investors Trust	> $250 million	0.350%
	> $500 million	0.325%
	> $1.5 billion	0.250%
Fundamental Growth	$0-$150 million	0.450%
	> $150 million	0.425%
	> $300 million	0.350%
Blue Chip Growth	$0-$50 million	0.325%
	> $50 million	0.225%
	> $150 million	0.200%
	> $500 million	0.150%
Real Estate	$0-$100 million	0.400%
	> $100 million	0.350%
	> $500 million	0.300%
Small Company Value	$0-$200 million	0.600%
	> $200 million	0.520%
	> $500 million	0.500%
Mid-Cap Growth	$0-$100 million	0.420%
	> $100 million	0.400%
Aggressive Growth	$0-$100 million	0.450%
	> $100 million	0.400%
	> $200 million	0.350%
Growth Opportunities	> $0	0.500%
Marsico Focused Growth	> $0	0.450%
Technology	$0-$150 million	0.500%
	> $150 million	0.450%
	> $250 million	0.425%
Small & Mid Cap Value	$0-$250 million	0.500%
	> $250 million	0.450%
International Growth and	$0-$150 million	0.650%
Income (2)	> $150 million	0.550%
	> $300 million	0.450%
Global Equities	$0-$50 million	0.450%
	> $50 million	0.400%
	> $150 million	0.350%
	> $500 million	0.300%
International Diversified	$0-$250 million	0.450%
Equities	> $250 million	0.400%
	> $500 million	0.350%
Emerging Markets	> $0	0.600%
Foreign Value	$0-$50 million	0.625%
	> $50 million	0.465%
	> $200 million	0.375%
	> $500 million	0.350%

(1)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the Seasons Series Trust Cash Management Portfolio shall be aggregated.
(2)	The subadviser agreed, until further notice to waive 0.05% of the Subadvisory fees for International Growth and Income Portfolio.
(3)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio and VALIC Company I Dynamic Allocation Fund shall be aggregated.
(4)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the VALIC Company II Capital Appreciation Fund shall be aggregated.

320

(5)	Prior to May 1, 2014, the amount of subadvisory fees paid to Oppenheimer Funds, Inc. under its prior subadvisory agreement with SAAMCo was 0.45% on the first $50 million, 0.400% on the next $200 million, 0.350% on the next $300 million, and 0.350% on assets over $500 million. In addition, Oppenheimer Funds, Inc. waived 0.05% of its subadvisory fees for the Capital Growth Portfolio. Effective May 1, 2014, Boston Company Asset Management, LLC assumed subadvisory responsibilities for the Capital Growth Portfolio at the rates reflected in the above table.

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through April 30, 2015 for SunAmerica Dynamic Strategy, VCP Total Return BalancedSM and VCPSM Value Portfolios. The contractual fee reimbursements may be modified or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1
SunAmerica Dynamic Strategy	0.55%
VCP Total Return Balanced SM	1.16%
VCPSM Value	1.23%

Further, for certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transational expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1	Class 2	Class 3
Cash Management	0.45%	0.60%	0.70%
Equity Index	0.55%	—	—
Blue Chip Growth	0.85%	1.00%	1.10%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Contractual and voluntary waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of management fee waivers, are subject to recoupment from that Portfolio within the following two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

For the six months ended July 31, 2014, pursuant to the voluntary and contractual expense limitations referred to above, SAAMCo. has waived or reimbursed expenses as follows:

Portfolio	Amount
Cash Management	$71,107
VCP Total Returned BalancedSM	61,250
VCPSM Value	41,795

For the six months ended July 31, 2014, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	July 31, 2014	January 31, 2015	January 31, 2016	July 31, 2016
Cash Management	$—	$15,621	$178,038	$71,107
VCP Total Returned BalancedSM	—	—	128,437	61,250
VCPSM Value	—	—	133,011	41,795

The Trust has entered into the Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a Wholly-owned subsidiary of The Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, Anchor Series Trust and Seasons Series Trust pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement. Accordingly, for the six months ended, July 31, 2014, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the six months ended July 31, 2014, service fees were paid (see Statement of Operations) based on the aforementioned rates.

321

The Technology Portfolio’s registration statement details investment limitations that are applicable to all or a portion of the Portfolio. With respect to 75% of the Technology Portfolio’s total assets, no more than 5% may be invested in any one issuer. On June 5, 2014, 400 additional shares of Synopsys, Inc. were purchased, causing the Portfolio to exceed the investment limitations. On June 5, 2014, 400 shares of Synopsys, Inc. shares were sold, resulting in a loss of $7 to the Portfolio, which was reimbursed by Columbia Management Investment Advisors, LLC, the subadviser to the Portfolio. In addition, on July 11, 2014, the Technology Portfolio purchased 200 additional shares each of Google, Inc. Class A and Google, Inc. Class C causing the Portfolio to exceed the same investment limitations. On July 11, 2014, 200 shares of Google, Inc. Class A and 200 shares of Google, Inc. Class C were sold, resulting in a gain of $1,330 to the Portfolio.

Note 5.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the six months ended July 31, 2014, the amount of expense reductions received by each Portfolio used to offset the non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Balanced	$1,008
MFS Total Return	1,748
VCPSM Value	1,405
Telecom Utility	1,356
Growth-Income	1,997
Alliance Growth	3,409
MFS Massachusetts Investors Trust	16,669
Fundamental Growth	9,457
Mid-Cap Growth	2,405
Aggressive Growth	4,996
Growth Opportunities	13,647
Marsico Focused Growth	5,416
Technology	1,869
Small & Mid Cap Value	40,490
International Growth and Income	1,108
Global Equities	2,866
Emerging Markets	96
Foreign Value	7,382

Note 6.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended July 31, 2014 were as follows:

	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Cash Management	$—	$—	$—	$—
Corporate Bond	245,943,811	103,407,218	—	—
Global Bond	126,671,961	131,520,292	62,964,866	18,410,359
High-Yield Bond	252,277,979	194,531,007	—	—
Total Return Bond	965,467,241	348,567,926	1,395,427,309	2,188,320,423
Balanced	59,637,075	60,994,570	22,397,277	27,620,554
MFS Total Return	39,579,425	73,011,268	20,019,971	27,388,388
SunAmerica Dynamic Allocation	1,469,368,869	267,000,000	581,162,167	201,720,787
SunAmerica Dynamic Strategy	900,964,137	—	320,417,058	92,657,132
VCP Total Return BalancedSM	2,996,261	9,695	24,736,830	10,689,416
VCPSM Value	72,813,711	10,567,933	52,950,091	46,881,110
Telecom Utility	10,397,023	12,856,274	—	—
Equity Index	333,080,710	168,232,717	—	—
Growth-Income	160,482,294	67,085,898	—	—
Equity Opportunities	89,857,850	59,354,599	—	—
Davis Venture Value	178,627,036	221,951,914	—	—
“Dogs” of Wall Street	83,522,483	48,212,594	—	—
Alliance Growth	130,888,880	146,304,436	—	—
Capital Growth	56,891,184	60,893,218	—	—
MFS Massachusetts Investors Trust	194,484,713	83,551,092	—	—

322

	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Fundamental Growth	$118,778,939	$191,737,967	$—	$—
Blue Chip Growth	250,164,737	55,850,689	—	—
Real Estate	166,770,749	181,991,401	—	—
Small Company Value	96,951,387	50,918,327	—	—
Mid Cap Growth	86,063,652	80,825,968	—	—
Aggressive Growth	56,172,412	57,442,552	—	—
Growth Opportunities	130,378,184	141,013,167	—	—
Marsico Focused Growth	98,872,912	69,536,787	—	—
Technology	20,256,089	21,711,354	—	—
Small & Mid Cap Value	135,060,304	186,606,264	—	—
International Growth and Income	122,474,872	96,328,388	—	—
Global Equities	246,196,830	218,155,166	—	—
International Diversified Equities	20,945,572	42,988,215	—	—
Emerging Markets	114,138,002	94,267,518	—	—
Foreign Value	192,694,028	26,293,731	—	—

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Cash Management Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,625,437	$27,769,794	5,348,499	$56,703,463	542,605	$5,692,223	1,283,510	$13,507,236
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(2,710,233)	(28,668,620)	(6,100,099)	(64,661,393)	(661,732)	(6,942,665)	(1,457,932)	(15,345,031)

Net increase (decrease)	(84,796)	$(898,826)	(751,600)	$(7,957,930)	(119,127)	$(1,250,442)	(174,422)	$(1,837,795)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	10,281,865	$107,218,627	25,172,742	$263,582,086
Reinvested dividends	—	—	—	—
Shares redeemed	(10,725,357)	(111,857,988)	(24,127,506)	(252,657,812)

Net increase (decrease)	(443,492)	$(4,639,361)	1,045,236	$10,924,274

	Corporate Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,289,891	$169,907,091	20,273,274	$277,535,876	43,162	$592,710	224,815	$3,093,259
Reinvested dividends	—	—	1,917,883	25,178,908	—	—	133,633	1,752,769
Shares redeemed	(1,318,733)	(18,221,223)	(4,354,629)	(60,296,956)	(223,235)	(3,080,528)	(682,778)	(9,378,532)

Net increase (decrease)	10,971,158	$151,685,868	17,836,528	$242,417,828	(180,073)	$(2,487,818)	(324,330)	$(4,532,504)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	2,769,069	$38,034,875	12,114,722	$165,309,736
Reinvested dividends	—	—	3,563,027	46,540,189
Shares redeemed	(4,721,970)	(64,734,927)	(10,373,961)	(141,793,042)

Net increase (decrease)	(1,952,901)	$(26,700,052)	5,303,788	$70,056,883

323

	Global Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,719,847	$31,361,126	5,957,720	$67,074,614	43,324	$493,870	106,539	$1,187,976
Reinvested dividends	—	—	221,614	2,473,347	—	—	18,328	203,403
Shares redeemed	(393,639)	(4,535,137)	(1,213,907)	(13,699,846)	(97,090)	(1,113,228)	(249,463)	(2,798,355)

Net increase (decrease)	2,326,208	$26,825,989	4,965,427	$55,848,115	(53,766)	$(619,358)	(124,596)	$(1,406,976)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,819,842	$20,720,651	6,704,220	$74,621,449
Reinvested dividends	—	—	433,857	4,784,228
Shares redeemed	(1,666,340)	(18,922,142)	(3,977,215)	(44,332,918)

Net increase (decrease)	153,502	$1,798,509	3,160,862	$35,072,759

	High-Yield Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,702,711	$47,891,586	20,298,895	$123,310,352	189,615	$1,163,456	463,189	$2,812,130
Reinvested dividends	—	—	1,791,920	10,448,362	—	—	152,075	885,625
Shares redeemed	(3,058,580)	(19,016,130)	(5,558,729)	(33,819,601)	(470,270)	(2,914,034)	(1,011,503)	(6,120,616)

Net increase (decrease)	4,644,131	$28,875,456	16,532,086	$99,939,113	(280,655)	$(1,750,578)	(396,239)	$(2,422,861)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	4,674,962	$28,699,363	10,984,015	$66,125,805
Reinvested dividends	—	—	1,751,099	10,157,767
Shares redeemed	(6,211,451)	(38,384,107)	(13,734,302)	(82,971,695)

Net increase (decrease)	(1,536,489)	$(9,684,744)	(999,188)	$(6,688,123)

	Total Return Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,835,107	$141,431,146	38,649,541	$348,395,234	116,682	$1,037,998	394,578	$3,566,719
Reinvested dividends	—	—	1,414,698	12,431,387	—	—	57,362	501,703
Shares redeemed	(1,235,907)	(11,028,984)	(3,970,275)	(35,983,807)	(339,571)	(3,015,798)	(957,796)	(8,644,928)

Net increase (decrease)	14,599,200	$130,402,162	36,093,964	$324,842,814	(222,889)	$(1,977,800)	(505,856)	$(4,576,506)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	5,406,823	$47,897,096	29,232,045	$261,683,820
Reinvested dividends	—	—	2,845,600	24,784,119
Shares redeemed	(7,372,831)	(65,096,003)	(19,060,538)	(170,654,468)

Net increase (decrease)	(1,966,008)	$(17,198,907)	13,017,107	$115,813,471

324

	Balanced Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	136,039	$2,662,097	492,820	$8,732,776	31,857	$623,829	234,928	$4,136,157
Reinvested dividends	—	—	72,924	1,306,074	—	—	8,054	144,091
Shares redeemed	(415,827)	(8,143,867)	(815,331)	(14,473,926)	(54,418)	(1,068,321)	(215,783)	(3,771,397)

Net increase (decrease)	(279,788)	$(5,481,770)	(249,587)	$(4,435,076)	(22,561)	$(444,492)	27,199	$508,851

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	413,841	$8,026,669	1,641,355	$29,080,048
Reinvested dividends	—	—	75,916	1,355,509
Shares redeemed	(419,647)	(8,151,335)	(945,460)	(16,790,482)

Net increase (decrease)	(5,806)	$(124,666)	771,811	$13,645,075

	MFS Total Return Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	52,439	$978,348	350,286	$6,047,691	11,061	$208,455	61,000	$1,064,582
Reinvested dividends	—	—	342,609	5,918,881	—	—	53,918	931,461
Shares redeemed	(1,159,425)	(21,687,949)	(2,671,144)	(46,074,353)	(218,620)	(4,086,212)	(571,029)	(9,843,372)

Net increase (decrease)	(1,106,986)	$(20,709,601)	(1,978,249)	$(34,107,781)	(207,559)	$(3,877,757)	(456,111)	$(7,847,329)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	464,013	$8,677,358	2,130,158	$36,731,327
Reinvested dividends	—	—	430,225	7,419,375
Shares redeemed	(1,479,033)	(27,519,683)	(3,538,677)	(60,989,640)

Net increase (decrease)	(1,015,020)	$(18,842,325)	(978,294)	$(16,838,938)

	SunAmerica Dynamic Allocation Portfolio
	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	131,255,087	$1,643,644,804	286,731,842	$3,328,666,439
Reinvested dividends	—	—	558,542	6,554,284
Shares redeemed	(1,471,744)	(18,513,527)	(5,534,028)	(62,589,731)

Net increase (decrease)	129,783,343	$1,625,131,277	281,756,356	$3,272,630,992

	SunAmerica Dynamic Strategy Portfolio
	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	98,355,825	$1,215,807,763	178,329,893	$2,057,292,439
Reinvested dividends	—	—	42,341	490,950
Shares redeemed	(1,101,529)	(13,634,381)	(1,644,976)	(18,690,428)

Net increase (decrease)	97,254,296	$1,202,173,382	176,727,258	$2,039,092,961

325

	VCP Total Return BalancedSM Portfolio
	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the period May 1, 2013* through January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	6,339,500	$68,589,084	6,977,579	$72,084,755
Reinvested dividends	—	—	184,078	1,891,390
Shares redeemed	(32,143)	(344,886)	(49,945)	(514,889)

Net increase (decrease)	6,307,357	$68,244,198	7,111,712	$73,461,256

	VCPSM Value Portfolio
	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the period May 1, 2013* through January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	6,494,133	$74,144,787	7,070,753	$74,754,461
Reinvested dividends	—	—	19,925	214,737
Shares redeemed	(62,047)	(702,644)	(22,614)	(240,951)

Net increase (decrease)	6,432,086	$73,442,143	7,068,064	$74,728,247

	Telecom Utility Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	41,928	$648,117	56,256	$766,474	11,075	$171,761	8,697	$117,764
Reinvested dividends	2,490	40,978	38,830	537,360	23	383	4,098	56,703
Shares redeemed	(113,270)	(1,752,031)	(291,868)	(3,979,238)	(19,725)	(309,378)	(72,569)	(986,634)

Net increase (decrease)	(68,852)	$(1,062,936)	(196,782)	$(2,675,404)	(8,627)	$(137,234)	(59,774)	$(812,167)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	234,529	$3,580,297	507,465	$6,859,592
Reinvested dividends	—	—	40,035	552,045
Shares redeemed	(283,929)	(4,316,258)	(578,191)	(7,734,392)

Net increase (decrease)	(49,400)	$(735,961)	(30,691)	$(322,755)

	Equity Index Portfolio
	Class 1
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	12,702,809	$207,335,287	29,515,979	$422,663,969
Reinvested dividends	—	—	119,445	1,735,941
Shares redeemed	(3,093,886)	(49,891,824)	(280,492)	(3,943,342)

Net increase (decrease)	9,608,923	$157,443,463	29,354,932	$420,456,568

*	Commencement of Operations

326

	Growth-Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,034,754	$93,564,501	6,507,523	$180,611,810	10,477	$313,175	26,511	$728,512
Reinvested dividends	—	—	483,133	13,352,103	—	—	14,385	397,186
Shares redeemed	(469,633)	(14,432,157)	(1,172,244)	(32,102,597)	(61,334)	(1,880,386)	(79,738)	(2,205,978)

Net increase (decrease)	2,565,121	$79,132,344	5,818,412	$161,861,316	(50,857)	$(1,567,211)	(38,842)	$(1,080,280)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	732,588	$22,303,142	2,100,917	$58,441,865
Reinvested dividends	—	—	169,299	4,666,197
Shares redeemed	(346,498)	(10,642,228)	(861,562)	(23,546,099)

Net increase (decrease)	386,090	$11,660,914	1,408,654	$39,561,963

	Equity Opportunities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,538,654	$27,470,984	3,184,461	$49,912,321	13,915	$244,242	9,787	$153,098
Reinvested dividends	—	—	31,306	498,357	—	—	1,710	27,207
Shares redeemed	(247,515)	(4,406,683)	(606,751)	(9,285,694)	(33,273)	(593,369)	(99,053)	(1,528,521)

Net increase (decrease)	1,291,139	$23,064,301	2,609,016	$41,124,984	(19,358)	$(349,127)	(87,556)	$(1,348,216)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	652,574	$11,543,893	1,830,806	$28,645,161
Reinvested dividends	—	—	11,722	186,193
Shares redeemed	(275,959)	(4,909,217)	(617,148)	(9,544,189)

Net increase (decrease)	376,615	$6,634,676	1,225,380	$19,287,165

	Davis Venture Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,592,160	$46,406,316	3,172,225	$86,243,179	19,089	$562,765	51,308	$1,344,594
Reinvested dividends	—	—	1,606,704	42,286,822	—	—	182,711	4,806,651
Shares redeemed	(1,590,562)	(46,205,286)	(3,568,416)	(95,777,886)	(247,789)	(7,191,222)	(657,679)	(17,629,257)

Net increase (decrease)	1,598	$201,030	1,210,513	$32,752,115	(228,700)	$(6,628,457)	(423,660)	$(11,478,012)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	462,620	$13,422,397	1,222,840	$32,805,154
Reinvested dividends	—	—	1,614,392	42,358,260
Shares redeemed	(1,725,562)	(49,914,388)	(6,096,633)	(163,529,380)

Net increase (decrease)	(1,262,942)	$(36,491,991)	(3,259,401)	$(88,365,966)

327

	“Dogs” of Wall Street Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,120,170	$27,907,924	4,535,920	$53,610,219	12,951	$168,981	114,001	$1,309,123
Reinvested dividends	—	—	93,237	1,100,881	—	—	9,500	112,017
Shares redeemed	(286,745)	(3,754,705)	(641,199)	(7,502,982)	(103,049)	(1,346,944)	(172,066)	(1,993,214)

Net increase (decrease)	1,833,425	$24,153,219	3,987,958	$47,208,118	(90,098)	$(1,177,963)	(48,565)	$(572,074)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,361,366	$17,635,349	3,992,300	$46,695,732
Reinvested dividends	—	—	100,143	1,176,913
Shares redeemed	(664,185)	(8,541,650)	(1,744,487)	(20,107,699)

Net increase (decrease)	697,181	$9,093,699	2,347,956	$27,764,946

	Alliance Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	546,893	$19,689,768	1,177,533	$36,429,196	7,077	$253,481	6,553	$206,760
Reinvested dividends	—	—	21,257	680,310	—	—	818	26,139
Shares redeemed	(536,818)	(19,277,777)	(1,451,272)	(44,060,528)	(68,705)	(2,466,463)	(222,340)	(6,835,389)

Net increase (decrease)	10,075	$411,991	(252,482)	$(6,951,022)	(61,628)	$(2,212,982)	(214,969)	$(6,602,490)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	132,849	$4,695,872	228,757	$7,080,743
Reinvested dividends	—	—	796	25,341
Shares redeemed	(418,839)	(14,907,675)	(1,144,617)	(35,220,546)

Net increase (decrease)	(285,990)	$(10,211,803)	(915,064)	$(28,114,462)

	Capital Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,540	$56,285	28,315	$311,877	5,720	$70,188	1,973	$21,309
Reinvested dividends	—	—	5,132	57,375	—	—	1,342	14,824
Shares redeemed	(59,414)	(748,280)	(148,415)	(1,610,058)	(55,665)	(667,651)	(52,539)	(565,768)

Net increase (decrease)	(54,874)	$(691,995)	(114,968)	$(1,240,806)	(49,945)	$(597,463)	(49,224)	$(529,635)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	115,665	$1,405,959	197,341	$2,153,216
Reinvested dividends	—	—	26,141	286,912
Shares redeemed	(379,608)	(4,672,328)	(991,170)	(10,834,570)

Net increase (decrease)	(263,943)	$(3,266,369)	(767,688)	$(8,394,442)

328

	MFS Massachusetts Investors Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,854,872	$123,741,436	12,507,225	$236,912,074	11,555	$241,054	30,168	$575,082
Reinvested dividends	—	—	472,741	8,983,411	—	—	15,966	303,384
Shares redeemed	(258,458)	(5,438,878)	(620,129)	(11,655,980)	(63,855)	(1,343,173)	(148,320)	(2,798,778)

Net increase (decrease)	5,596,414	$118,302,558	12,359,837	$234,239,505	(52,300)	$(1,102,119)	(102,186)	$(1,920,312)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	936,280	$19,615,567	2,796,357	$52,790,206
Reinvested dividends	—	—	456,296	8,646,175
Shares redeemed	(997,147)	(20,939,734)	(3,681,094)	(69,345,926)

Net increase (decrease)	(60,867)	$(1,324,167)	(428,441)	$(7,909,545)

	Fundamental Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	86,448	$2,118,948	3,381,921	$72,338,634	1,938	$47,568	12,793	$274,906
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(3,022,657)	(76,633,347)	(497,134)	(10,579,242)	(15,301)	(374,997)	(32,696)	(713,690)

Net increase (decrease)	(2,936,209)	$(74,514,399)	2,884,787	$61,759,392	(13,363)	$(327,429)	(19,903)	$(438,784)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	130,302	$3,129,651	147,092	$3,043,321
Reinvested dividends	—	—	—	—
Shares redeemed	(304,821)	(7,395,503)	(1,034,034)	(22,015,662)

Net increase (decrease)	(174,519)	$(4,265,852)	(886,942)	$(18,972,341)

	Blue Chip Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	19,778,706	$194,528,737	350,970	$3,216,153	13,605	$134,723	12,281	$108,428
Reinvested dividends	—	—	87,755	753,187	—	—	32,324	276,914
Shares redeemed	(84,034)	(820,446)	(332,589)	(2,843,322)	(38,142)	(373,618)	(127,222)	(1,118,535)

Net increase (decrease)	19,694,672	$193,708,291	106,136	$1,126,018	(24,537)	$(238,895)	(82,617)	$(733,193)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	848,814	$8,298,867	1,094,108	$9,558,093
Reinvested dividends	—	—	730,162	6,233,354
Shares redeemed	(657,471)	(6,405,007)	(2,224,516)	(19,629,704)

Net increase (decrease)	191,343	$1,893,860	(400,246)	$(3,838,257)

329

	Real Estate Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,952,070	$31,200,555	4,192,389	$62,202,582	12,315	$193,368	64,333	$942,265
Reinvested dividends	—	—	77,954	1,144,858	—	—	6,119	89,664
Shares redeemed	(208,424)	(3,318,245)	(2,003,860)	(30,247,864)	(97,783)	(1,540,922)	(149,381)	(2,221,164)

Net increase (decrease)	1,743,646	$27,882,310	2,266,483	$33,099,576	(85,468)	$(1,347,554)	(78,929)	$(1,189,235)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	189,476	$3,000,295	3,882,450	$56,319,366
Reinvested dividends	—	—	178,973	2,611,393
Shares redeemed	(3,101,679)	(48,751,235)	(4,123,930)	(60,787,215)

Net increase (decrease)	(2,912,203)	$(45,750,940)	(62,507)	$(1,856,456)

	Small Company Value Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,975,643	$51,195,373	4,224,353	$97,239,936	314,552	$8,153,700	629,684	$14,020,606
Reinvested dividends	—	—	63,177	1,518,678	—	—	104,297	2,490,669
Shares redeemed	(16,661)	(432,382)	(36,045)	(825,192)	(756,615)	(19,394,840)	(3,030,075)	(69,148,434)

Net increase (decrease)	1,958,982	$50,762,991	4,251,485	$97,933,422	(442,063)	$(11,241,140)	(2,296,094)	$(52,637,159)

	Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,212,838	$22,251,746	2,828,497	$43,258,146	36,976	$663,659	45,677	$696,558
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(249,492)	(4,560,608)	(816,002)	(12,104,760)	(129,087)	(2,329,462)	(301,762)	(4,522,748)

Net increase (decrease)	963,346	$17,691,138	2,012,495	$31,153,386	(92,111)	$(1,665,803)	(256,085)	$(3,826,190)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	543,991	$9,716,817	1,171,526	$17,276,003
Reinvested dividends	—	—	—	—
Shares redeemed	(911,099)	(16,271,650)	(2,711,951)	(40,151,723)

Net increase (decrease)	(367,108)	$(6,554,833)	(1,540,425)	$(22,875,720)

330

	Aggressive Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	676,348	$10,356,553	1,404,043	$18,903,667	6,030	$92,385	12,862	$177,059
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(524,895)	(7,985,971)	(699,408)	(9,789,070)	(21,700)	(336,060)	(55,723)	(768,404)

Net increase (decrease)	151,453	$2,370,582	704,635	$9,114,597	(15,670)	$(243,675)	(42,861)	$(591,345)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	263,476	$4,070,916	839,664	$11,871,475
Reinvested dividends	—	—	—	—
Shares redeemed	(455,404)	(6,975,178)	(795,472)	(10,786,746)

Net increase (decrease)	(191,928)	$(2,904,262)	44,192	$1,084,729

	Growth Opportunities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,226,938	$12,482,266	3,425,816	$32,418,315	2,868	$29,225	25,981	$240,639
Reinvested dividends	—	—	392,272	3,787,760	—	—	25,679	242,915
Shares redeemed	(218,055)	(2,217,787)	(445,177)	(4,272,594)	(38,845)	(392,610)	(169,684)	(1,591,110)

Net increase (decrease)	1,008,883	$10,264,479	3,372,911	$31,933,481	(35,977)	$(363,385)	(118,024)	$(1,107,556)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	808,542	$8,104,197	1,124,367	$9,944,546
Reinvested dividends	—	—	1,302,915	12,177,648
Shares redeemed	(1,910,286)	(18,847,826)	(7,505,043)	(69,274,501)

Net increase (decrease)	(1,101,744)	$(10,743,629)	(5,077,761)	$(47,152,307)

	Marsico Focused Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,912,774	$37,354,647	5,773,971	$66,835,239	16,986	$216,375	24,330	$279,129
Reinvested dividends	—	—	190,797	2,193,270	—	—	35,781	407,138
Shares redeemed	(283,404)	(3,591,699)	(312,610)	(3,528,198)	(120,911)	(1,548,681)	(276,895)	(3,180,435)

Net increase (decrease)	2,629,370	$33,762,948	5,652,158	$65,500,311	(103,925)	$(1,332,306)	(216,784)	$(2,494,168)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,002,225	$12,477,918	2,317,307	$26,348,130
Reinvested dividends	—	—	301,307	3,401,678
Shares redeemed	(815,205)	(10,316,829)	(1,955,153)	(22,024,122)

Net increase (decrease)	187,020	$2,161,089	663,461	$7,725,686

331

	Technology Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	103,865	$407,300	210,141	$706,981	107,700	$431,978	52,164	$179,592
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(271,435)	(1,038,998)	(736,199)	(2,412,699)	(83,278)	(319,194)	(196,734)	(630,516)

Net increase (decrease)	(167,570)	$(631,698)	(526,058)	$(1,705,718)	24,422	$112,784	(144,570)	$(450,924)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	806,954	$3,088,709	2,086,396	$6,704,448
Reinvested dividends	—	—	—	—
Shares redeemed	(1,149,695)	(4,300,315)	(2,123,856)	(6,727,186)

Net increase (decrease)	(342,741)	$(1,211,606)	(37,460)	$(22,738)

	Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	789,742	$18,019,283	2,108,358	$45,082,269	6,855	$155,525	34,061	$673,776
Reinvested dividends	—	—	104,939	2,160,868	—	—	75,818	1,559,175
Shares redeemed	—	—	(443,480)	(9,849,842)	(113,400)	(2,570,384)	(295,906)	(6,116,111)

Net increase (decrease)	789,742	$18,019,283	1,769,817	$37,393,295	(106,545)	$(2,414,859)	(186,027)	$(3,883,160)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	436,562	$9,867,563	1,672,390	$34,225,561
Reinvested dividends	—	—	2,207,729	45,203,112
Shares redeemed	(2,988,491)	(67,658,740)	(8,711,490)	(179,768,015)

Net increase (decrease)	(2,551,929)	$(57,791,177)	(4,831,371)	$(100,339,342)

	International Growth and Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,683,248	$39,957,797	7,703,396	$76,675,006	22,955	$247,588	27,847	$277,208
Reinvested dividends	—	—	295,429	3,038,262	—	—	16,879	174,268
Shares redeemed	(537,752)	(5,819,487)	(1,554,847)	(15,160,048)	(71,495)	(775,650)	(211,119)	(2,089,402)

Net increase (decrease)	3,145,496	$34,138,310	6,443,978	$64,553,220	(48,540)	$(528,062)	(166,393)	$(1,637,926)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	525,236	$5,682,781	1,145,676	$10,814,137
Reinvested dividends	—	—	354,561	3,650,582
Shares redeemed	(2,148,961)	(23,210,355)	(7,040,669)	(70,017,878)

Net increase (decrease)	(1,623,725)	$(17,527,574)	(5,540,432)	$(55,553,159)

332

	Global Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,938,448	$54,497,740	10,318,465	$170,424,464	4,511	$83,568	20,895	$329,104
Reinvested dividends	—	—	92,454	1,568,695	—	—	1,203	20,361
Shares redeemed	(1,610,954)	(29,305,154)	(620,894)	(10,203,388)	(20,906)	(390,728)	(92,268)	(1,484,504)

Net increase (decrease)	1,327,494	$25,192,586	9,790,025	$161,789,771	(16,395)	$(307,160)	(70,170)	$(1,135,039)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	181,754	$3,349,177	429,604	$7,057,419
Reinvested dividends	—	—	7,206	121,476
Shares redeemed	(199,105)	(3,677,734)	(455,644)	(7,531,963)

Net increase (decrease)	(17,351)	$(328,557)	(18,834)	$(353,068)

	International Diversified Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	109,635	$1,155,729	178,507	$1,726,474	34,455	$355,900	68,489	$655,190
Reinvested dividends	—	—	150,551	1,487,999	—	—	48,097	473,144
Shares redeemed	(457,360)	(4,759,709)	(949,706)	(9,154,064)	(192,174)	(1,989,332)	(507,932)	(4,890,077)

Net increase (decrease)	(347,725)	$(3,603,980)	(620,648)	$(5,939,591)	(157,719)	$(1,633,432)	(391,346)	$(3,761,743)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	632,603	$6,495,353	2,216,002	$21,189,859
Reinvested dividends	—	—	460,671	4,525,158
Shares redeemed	(1,724,886)	(17,875,642)	(4,256,219)	(40,886,827)

Net increase (decrease)	(1,092,283)	$(11,380,289)	(1,579,546)	$(15,171,810)

	Emerging Markets Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,830,685	$37,648,569	12,636,921	$98,692,642	17,681	$136,185	108,060	$827,603
Reinvested dividends	—	—	115,047	922,638	—	—	2,979	23,744
Shares redeemed	(756,590)	(5,863,799)	(1,982,156)	(15,519,017)	(78,030)	(593,747)	(152,762)	(1,182,616)

Net increase (decrease)	4,047,095	$31,784,770	10,769,812	$84,096,263	(60,349)	$(457,562)	(41,723)	$(331,269)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,193,256	$9,065,638	5,123,046	$39,014,926
Reinvested dividends	—	—	71,121	563,128
Shares redeemed	(2,066,983)	(15,842,635)	(4,083,086)	(31,246,862)

Net increase (decrease)	(873,727)	$(6,776,997)	1,111,081	$8,331,192

333

	Foreign Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014		For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,883,306	$206,927,195	9,783,461	$153,725,137	11,553	$200,560	43,016	$646,222
Reinvested dividends	—	—	214,134	3,500,438	—	—	25,923	423,302
Shares redeemed	—	—	—	—	(151,953)	(2,616,957)	(399,555)	(6,207,332)

Net increase (decrease)	11,883,306	$206,927,195	9,997,595	$157,225,575	(140,400)	$(2,416,397)	(330,616)	$(5,137,808)

	Class 3
	For the six months ended July 31, 2014 (unaudited)		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,222,184	$21,104,259	3,657,853	$54,776,727
Reinvested dividends	—	—	664,491	10,831,643
Shares redeemed	(2,800,414)	(48,241,700)	(8,998,973)	(141,400,414)

Net increase (decrease)	(1,578,230)	$(27,137,441)	(4,676,629)	$(75,792,044)

Note 8.  Transactions with Affiliates

The following Portfolios incurred brokerage commissions with affiliated brokers for the six months ended July 31, 2014:

Portfolio	J. P. Morgan Clearing Corp.	National Financial Services Corp.	Oppenheimer & Co., Inc.	Panmure Gordon & Co., Ltd.	Pershing LLC
Capital Growth	$—	$—	$—	$—	$147
Equity Opportunities	—	—	258	—	—
Real Estate	—	98	—	—	—
Global Equities	5,125	—	—	310	—
Emerging Markets	1,290	—	—	—	—

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the six months ended July 31, 2014, transactions in these securities were as follows:

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2014	Cost of Purchases	Proceeds of Sales	Realized Gain/ Loss	Change in Unrealized Gain (Loss)	Value at July 31, 2014
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$—	$—	$277,344,545	$131,782,805	$—	$—	$10,865,532	$419,992,882
Global Bond Portfolio, Class 1	—	—	47,505,742	12,023,689	—	—	1,494,777	61,024,208
High-Yield Bond Portfolio, Class 1	—	—	92,302,476	24,047,377	—	—	3,539,880	119,889,733
Total Return Bond Portfolio, Class 1	—	—	332,250,196	84,838,134	—	—	6,268,166	423,356,496
Equity Index Portfolio, Class 1	—	—	475,940,745	107,629,635	48,000,000	13,602,672	30,555,027	579,728,079
Growth-Income Portfolio, Class 1	—	—	190,033,790	48,094,754	—	—	17,410,527	255,539,071
MFS Massachusetts Portfolio, Class 1	—	—	240,956,166	60,118,444	—	—	16,809,069	317,883,679
Fundamental Growth Portfolio, Class 1	—	—	148,206,433	1,960,995	72,000,000	21,601,168	(14,491,157)	85,277,439
Blue Chip Growth Portfolio	—	—	2,024,523	193,129,973	—	—	3,182,222	198,336,718
Real Estate Portfolio, Class 1	—	—	41,864,733	12,023,689	—	—	6,068,624	59,957,046
Small Company Value Portfolio, Class 1	—	—	98,705,222	24,047,377	—	—	2,071,685	124,824,284
Mid Cap Growth Portfolio, Class 1	—	—	51,856,872	12,023,689	—	—	2,053,038	65,933,599
Aggressive Growth Portfolio, Class 1	—	—	40,019,442	8,296,047	—	—	(928,084)	47,387,405

334

Security	Income	Capital Gain Distribution Received	Value at January 31, 2014	Cost of Purchases	Proceeds of Sales	Realized Gain/ Loss	Change in Unrealized Gain (Loss)	Value at July 31, 2014
Growth Opportunities Portfolio, Class 1	$—	$—	$50,210,726	$12,023,689	$—	$—	$(2,479,545)	$59,754,870
International Growth and Income Portfolio, Class 1	—	—	46,692,475	12,023,688	—	—	1,740,259	60,456,422
Global Equities Portfolio, Class 1	—	—	233,726,308	26,934,256	25,000,000	6,491,234	10,199,571	252,351,369
Emerging Markets Portfolio, Class 1	—	—	120,013,276	36,071,066	—	—	17,039,877	173,124,219
Foreign Value Portfolio, Class 1	—	—	142,805,881	161,878,988	—	—	5,843,327	310,528,196
Seasons Series Trust
Stock Portfolio, Class 1	—	—	206,747,046	45,632,207	—	—	8,883,352	261,262,605
Large Cap Growth Portfolio, Class 1	—	—	81,192,182	5,591,462	12,000,000	2,531,146	2,892,845	80,207,635
Large Cap Value Portfolio, Class 1	—	—	189,002,035	48,094,755	—	—	17,276,021	254,372,811
Mid Cap Growth Portfolio, Class 1	—	—	49,350,835	12,023,689	—	—	1,745,058	63,119,582
Mid Cap Value Portfolio, Class 1	—	—	99,369,732	24,047,378	60,000,000	19,016,869	(8,905,929)	73,528,050
Small Cap Portfolio, Class 1	—	—	59,094,067	15,751,330	—	—	396,921	75,242,318
International Equity Portfolio, Class 1	—	—	182,278,628	48,094,755	—	—	11,404,356	241,777,739
Diversified Fixed Income Portfolio, Class 1	—	—	331,284,884	84,838,134	—	—	7,649,953	423,772,971
Real Return Portfolio, Class 1	—	—	135,896,958	26,430,393	50,000,000	(3,037,539)	5,183,663	114,473,475
Focus Growth Portfolio, Class 1	—	—	67,282,932	9,561,141	—	—	2,164,180	79,008,253
Focus Value Portfolio, Class 1	—	—	93,226,629	24,047,377	—	—	8,450,403	125,724,409
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	—	—	197,150,051	48,094,755	—	—	3,446,128	248,690,934
Growth and Income Portfolio, Class 1	—	—	96,617,434	24,047,377	—	—	8,162,674	128,827,485
Growth Portfolio, Class 1	—	—	195,393,522	48,094,755	—	—	13,166,346	256,654,623
Capital Appreciation Portfolio, Class 1	—	—	100,186,688	24,047,377	—	—	6,853,173	131,087,238
Natural Resources Portfolio, Class 1	—	—	41,167,363	12,023,689	—	—	6,697,312	59,888,364

	$—	$—	$4,757,700,537	$1,469,368,869	$267,000,000	$60,205,550	$212,709,251	$6,232,984,207

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2014	Cost of Purchases	Proceeds of Sales	Realized Gain/ Loss	Change in Unrealized Gain (Loss)	Value at July 31, 2014
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$—	$—	$78,841,758	$36,038,566	$—	$—	$3,042,283	$117,922,607
Global Bond Portfolio, Class 1	—	—	37,407,719	18,019,283	—	—	1,232,653	56,659,655
High-Yield Bond Portfolio, Class 1	—	—	39,823,102	18,019,283	—	—	1,566,162	59,408,547
Total Return Portfolio, Class 1	—	—	113,816,390	54,057,848	—	—	2,303,085	170,177,323
Equity Index Portfolio, Class 1	—	—	221,085,769	99,106,055	—	—	22,278,605	342,470,429
Growth-Income Portfolio, Class 1	—	—	99,292,734	45,048,207	—	—	9,354,582	153,695,523
Equity Opportunities Portfolio, Class 1	—	—	60,956,447	27,028,924	—	—	5,584,201	93,569,572

335

Security	Income	Capital Gain Distribution Received	Value at January 31, 2014	Cost of Purchases	Proceeds of Sales	Realized Gain/ Loss	Change in Unrealized Gain (Loss)	Value at July 31, 2014
Davis Venture Value Portfolio, Class 1	$—	$—	$100,210,338	$45,048,207	$—	$—	$7,746,588	$153,005,133
Dogs of Wall Street Portfolio, Class 1	—	—	59,938,766	27,028,924	—	—	4,761,573	91,729,263
Alliance Growth Portfolio, Class 1	—	—	41,957,723	18,019,283	—	—	3,628,421	63,605,427
MFS Massachusetts Portfolio, Class 1	—	—	141,429,587	63,067,490	—	—	10,139,021	214,636,098
Real Estate Portfolio, Class 1	—	—	37,106,708	18,019,282	—	—	5,678,662	60,804,652
Small Company Value Portfolio, Class 1	—	—	61,133,014	27,028,925	—	—	970,023	89,131,962
Mid Cap Growth Portfolio, Class 1	—	—	21,569,249	9,009,642	—	—	820,477	31,399,368
Marsico Focused Growth, Class 1	—	—	83,383,428	36,038,562	—	—	6,991,194	126,413,184
Growth Opportunities Portfolio, Class 1	—	—	14,545,690	—	—	—	(587,835)	13,957,855
Small & Mid Cap Value Portfolio, Class 1	—	—	40,502,991	18,019,283	—	—	2,976,756	61,499,030
International Growth & Income Portfolio, Class 1	—	—	59,252,328	27,028,924	—	—	2,081,251	88,362,503
Global Equities Portfolio, Class 1	—	—	60,069,644	27,028,924	—	—	4,662,423	91,760,991
Foreign Value Portfolio, Class 1	—	—	99,626,988	45,048,207	—	—	5,023,862	149,699,057
Seasons Series Trust
Large Cap Growth Portfolio, Class 1	—	—	55,694,313	27,028,925	—	—	4,610,540	87,333,778
Large Cap Value Portfolio, Class 1	—	—	145,904,932	72,077,131	—	—	13,952,365	231,934,428
Mid Cap Growth Portfolio, Class 1	—	—	20,704,128	9,009,641	—	—	721,682	30,435,451
Mid Cap Value Portfolio, Class 1	—	—	40,482,450	18,019,283	—	—	3,398,269	61,900,002
Small Cap Growth Portfolio, Class 1	—	—	20,680,926	9,009,642	—	—	66,242	29,756,810
International Equities Portfolio, Class 1	—	—	52,592,786	27,028,924	—	—	3,359,256	82,980,966
Diversified Fixed Income Portfolio, Class 1	—	—	37,328,604	18,019,283	—	—	930,597	56,278,484
Real Return Portfolio, Class 1	—	—	20,925,980	9,009,641	—	—	496,488	30,432,109
Focus Value Portfolio, Class 1	—	—	59,410,769	27,028,924	—	—	5,587,856	92,027,549
Anchor Series Trust
Government & Quality Bond Portfolio, Class 1	—	—	55,929,831	27,028,924	—	—	1,069,360	84,028,115

	$—	$—	$1,981,605,092	$900,964,137	$—	$—	$134,446,642	$3,017,015,871

Equity Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2014	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2014
AIG Common Stock	$68,479	$—	$2,867,193	$702,504	$—	$—	$239,917	$3,809,614

336

At July 31, 2014, the following affiliate owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Corporate Bond	SunAmerica Dynamic Allocation Portfolio	26%
	SunAmerica Dynamic Strategy Portfolio	7%
Global Bond	SunAmerica Dynamic Allocation Portfolio	13%
	SunAmerica Dynamic Strategy Portfolio	12%
High Yield Bond	SunAmerica Dynamic Allocation Portfolio	25%
	SunAmerica Dynamic Strategy Portfolio	12%
Total Return Bond	SunAmerica Dynamic Allocation Portfolio	24%
	SunAmerica Dynamic Strategy Portfolio	10%
Equity Index	SunAmerica Dynamic Allocation Portfolio	62%
	SunAmerica Dynamic Strategy Portfolio	36%
Growth-Income	SunAmerica Dynamic Allocation Portfolio	32%
	SunAmerica Dynamic Strategy Portfolio	19%
Equity Opportunities	SunAmerica Dynamic Strategy Portfolio	42%
Davis Venture Value	SunAmerica Dynamic Strategy Portfolio	11%
Dogs of Wall Street	SunAmerica Dynamic Strategy Portfolio	36%
Alliance Growth	SunAmerica Dynamic Strategy Portfolio	14%
MFS Massachusetts Investors Trust	SunAmerica Dynamic Allocation Portfolio	31%
	SunAmerica Dynamic Strategy Portfolio	21%
Fundamental Growth	SunAmerica Dynamic Allocation Portfolio	37%
Real Estate	SunAmerica Dynamic Allocation Portfolio	14%
	SunAmerica Dynamic Strategy Portfolio	14%
Small Company Value	SunAmerica Dynamic Allocation Portfolio	27%
	SunAmerica Dynamic Strategy Portfolio	19%
Mid-Cap Growth	SunAmerica Dynamic Allocation Portfolio	21%
	SunAmerica Dynamic Strategy Portfolio	10%
Aggressive Growth	SunAmerica Dynamic Allocation Portfolio	37%
Growth Opportunities	SunAmerica Dynamic Allocation Portfolio	21%
Marsisco Focused Growth	SunAmerica Dynamic Strategy Portfolio	42%
Small & Mid Cap Value	SunAmerica Dynamic Strategy Portfolio	10%
International Growth and Income	SunAmerica Dynamic Allocation Portfolio	15%
	SunAmerica Dynamic Strategy Portfolio	22%
Global Equities	SunAmerica Dynamic Allocation Portfolio	56%
	SunAmerica Dynamic Strategy Portfolio	20%
Emerging Markets	SunAmerica Dynamic Allocation Portfolio	43%
Foreign Value	SunAmerica Dynamic Allocation Portfolio	27%
	SunAmerica Dynamic Strategy Portfolio	13%
The SunAmerica Dynamic Allocation and the SunAmerica Dynamic Strategy Portfolios (the “Dynamic Portfolios”) do not invest in funds advised by SAAMCo (each a “SAAMCo Fund” and collectively, the “SAAMCo Funds”) for the purpose of exercising management of control; however, investments by the Dynamic Portfolios within the set limits may represent a significant portion of the SAAMCo Funds’ net assets. At July 31, 2014, each Dynamic Portfolio held less than 62% of the outstanding shares of any underlying SAAMCo Fund. In addition, the Dynamic Portfolios, in aggregate, held less than 99% of the outstanding shares of any underlying SAAMCo Fund.

Note 9.  Investment Concentration

Some of the Portfolios’ may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, International Growth and Income, International Diversified, Emerging Markets and Foreign Value Portfolios. The following Portfolios held the corresponding securities as of July 31, 2014: The Global Bond Portfolio had 12.1% of its net assets invested in securities domiciled in Japan. The International Growth and Income Portfolio had 21.9%, 19.7% and 11.7% of its net assets invested in securities domiciled in United Kingdom, Japan and France, respectively. The International Diversified Portfolio had 20.3% and 20.3% of its net assets invested in equity securities of companies domiciled in Japan and United Kingdom, respectively. The Emerging Markets Portfolio had 19.9%, 13.2% and 12.5% of its net assets invested in equity securities domiciled in South Korea, China and Brazil. The Foreign Value Portfolio had 13.3% and 10.6% in equity securities of companies domiciled in United Kingdom and France.

337

The Portfolios may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Balanced, and MFS Total Return Portfolio’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At July 31, 2014, the Portfolios had 11.3%, and 12.3%, respectively, of their net assets invested in such securities.

The Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of July 31, 2014, the Real Estate Portfolio had 95.3% of its net assets invested in Real Estate Investment Trusts.

The Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of July 31, 2014, the Technology Portfolio had 93.6% of its net assets invested in technology companies.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). Increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. As of July 31, 2014, the Telecom Utility Portfolio had 91.8% of its net assets invested in utility companies.

Note 10.  Line of Credit

The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended July 31, 2014, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
MFS Total Return	1	$20	$525,317	1.34%
Telecom Utility	1	11	294,502	1.34
Real Estate	12	2,541	5,682,980	1.35
Small & Mid- Cap Value	8	278	934,608	1.34
International Growth and Income	1	67	1,789,260	1.34
Global Equities	4	1,352	9,082,494	1.34

At July 31, 2014, there were no borrowings outstanding.

Note 11.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended July 31, 2014, none of the Portfolios participated in this program.

338

Note 12.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended July 31, 2014, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
Corporate Bond	$2,305,488	$—	$—
Total Return Bond	125,291,005	63,390,951	785,583
MFS Total Return	59,839	956,374	396,478
Telecom Utility	4,307	278,743	92,376
Equity Opportunities	—	110,044	48,338
Capital Growth	144,948	23,544	1,749
MFS Massachusetts Investors Trust	468,120	1,344,326	67,347
Growth Opportunities	54,420	293,596	(23,338)
Marsico Focused Growth	847,122	—	—

Note 13.  Unfunded Loan Commitments

At July 31, 2014, the High Yield Bond Portfolio had the following unfunded loan commitment which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
SI Organization, Inc.	Delayed Draw	7/15/2015	$193,457	$194,182

339

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Cash Management Portfolio — Class 1
01/31/10	$10.97	$(0.01)	$0.00	$(0.01)	$(0.27)	$—	$(0.27)	$10.69	(0.05)%	$184,424	0.51%		0.05)%		—%
01/31/11	10.69	(0.03)	0.01	(0.02)	—	—	—	10.67	(0.19)	138,751	0.52		(0.26)		—
01/31/12	10.67	(0.03)	0.00	(0.03)	—	—	—	10.64	(0.28)	112,296	0.51		(0.27)		—
01/31/13	10.64	(0.03)	0.00	(0.03)	—	—	—	10.61	(0.28)	87,619	0.51	(1)	(0.25	)(1)	—
01/31/14	10.61	(0.03)	(0.00)	(0.03)	—	—	—	10.58	(0.28)	79,418	0.45	(1)	(0.27	)(1)	—
07/31/14@	10.58	(0.02)	0.01	(0.01)	—	—	—	10.57	(0.09)	78,409	0.45	(1)†	(0.29	)(1)†	—

Cash Management Portfolio — Class 2
01/31/10	10.95	(0.02)	0.00	(0.02)	(0.26)	—	(0.26)	10.67	(0.21)	38,382	0.66		(0.20)		—
01/31/11	10.67	(0.04)	0.00	(0.04)	—	—	—	10.63	(0.37)	27,953	0.67		(0.41)		—
01/31/12	10.63	(0.05)	0.01	(0.04)	—	—	—	10.59	(0.38)	23,268	0.66		(0.42)		—
01/31/13	10.59	(0.04)	0.00	(0.04)	—	—	—	10.55	(0.38)	18,812	0.66	(1)	(0.40	)(1)	—
01/31/14	10.55	(0.04)	(0.01)	(0.05)	—	—	—	10.50	(0.47)	16,899	0.60	(1)	(0.42	)(1)	—
07/31/14@	10.50	(0.02)	(0.00)	(0.02)	—	—	—	10.48	(0.19)	15,614	0.60	(1)†	(0.44	)(1)†	—

Cash Management Portfolio — Class 3
01/31/10	10.93	(0.03)	0.01	(0.02)	(0.25)	—	(0.25)	10.66	(0.21)	260,422	0.76		(0.31)		—
01/31/11	10.66	(0.05)	(0.01)	(0.06)	—	—	—	10.60	(0.56)	196,908	0.77		(0.51)		—
01/31/12	10.60	(0.06)	0.01	(0.05)	—	—	—	10.55	(0.47)	193,277	0.76		(0.52)		—
01/31/13	10.55	(0.05)	0.00	(0.05)	—	—	—	10.50	(0.47)	177,775	0.76	(1)	(0.50	)(1)	—
01/31/14	10.50	(0.05)	(0.01)	(0.06)	—	—	—	10.44	(0.57)	187,750	0.70	(1)	(0.52	)(1)	—
07/31/14@	10.44	(0.03)	(0.00)	(0.03)	—	—	—	10.41	(0.29)	182,632	0.70	(1)†	(0.54	)(1)†	—

Corporate Bond Portfolio — Class 1
01/31/10	10.72	0.87	2.33	3.20	(0.77)	—	(0.77)	13.15	30.18	260,596	0.59		7.18		33
01/31/11	13.15	0.88	0.44	1.32	(0.89)	—	(0.89)	13.58	10.04	238,501	0.59		6.44		29
01/31/12	13.58	0.82	0.19	1.01	(0.91)	(0.07)	(0.98)	13.61	7.84	214,284	0.58		5.95		28
01/31/13	13.61	0.73	0.46	1.19	(0.76)	(0.14)	(0.90)	13.90	8.84	294,283	0.57		5.26		20
01/31/14	13.90	0.62	(0.25)	0.37	(0.61)	(0.17)	(0.78)	13.49	2.81	526,339	0.56		4.67		14
07/31/14@	13.49	0.30	0.17	0.47	—	—	—	13.96	3.48	697,656	0.55	†	4.40	†	7

Corporate Bond Portfolio — Class 2
01/31/10	10.70	0.85	2.33	3.18	(0.75)	—	(0.75)	13.13	30.06	50,844	0.74		7.03		33
01/31/11	13.13	0.86	0.43	1.29	(0.87)	—	(0.87)	13.55	9.82	45,842	0.74		6.29		29
01/31/12	13.55	0.80	0.19	0.99	(0.88)	(0.07)	(0.95)	13.59	7.72	39,144	0.73		5.80		28
01/31/13	13.59	0.72	0.45	1.17	(0.74)	(0.14)	(0.88)	13.88	8.68	36,825	0.72		5.15		20
01/31/14	13.88	0.63	(0.28)	0.35	(0.59)	(0.17)	(0.76)	13.47	2.63	31,387	0.71		4.54		14
07/31/14@	13.47	0.29	0.17	0.46	—	—	—	13.93	3.41	29,939	0.70	†	4.27	†	7

Corporate Bond Portfolio — Class 3
01/31/10	10.68	0.83	2.33	3.16	(0.74)	—	(0.74)	13.10	29.91	679,924	0.84		6.90		33
01/31/11	13.10	0.83	0.44	1.27	(0.86)	—	(0.86)	13.51	9.70	742,538	0.84		6.18		29
01/31/12	13.51	0.77	0.22	0.99	(0.88)	(0.07)	(0.95)	13.55	7.69	799,913	0.83		5.69		28
01/31/13	13.55	0.70	0.44	1.14	(0.73)	(0.14)	(0.87)	13.82	8.48	850,623	0.82		5.04		20
01/31/14	13.82	0.60	(0.26)	0.34	(0.58)	(0.17)	(0.75)	13.41	2.57	896,610	0.81		4.43		14
07/31/14@	13.41	0.28	0.17	0.45	—	—	—	13.86	3.36	899,362	0.80	†	4.17	†	7

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
	1/13	1/14	7/14†@	1/13	1/14	7/14†@
Cash Management Class 1	0.52%	0.51%	0.50%	(0.26)%	(0.33)%	(0.34)%
Cash Management Class 2	0.67	0.66	0.65	(0.41)	(0.48)	(0.49)
Cash Management Class 3	0.77	0.76	0.75	(0.51)	(0.58)	(0.59)

See Notes to Financial Statements

340

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Global Bond Portfolio — Class 1
01/31/10	$11.63	$0.33	$1.10	$1.43	$(0.43)	$(0.30)	$(0.73)	$12.33	12.29%	$89,061	0.71%		2.69%		72%
01/31/11	12.33	0.26	0.43	0.69	(0.53)	(0.24)	(0.77)	12.25	5.34	82,254	0.74		2.07		98
01/31/12	12.25	0.24	0.65	0.89	(0.29)	(0.18)	(0.47)	12.67	7.38	75,908	0.72		1.90		155
01/31/13	12.67	0.18	(0.04)	0.14	(0.73)	(0.48)	(1.21)	11.60	0.81 (1)	86,830	0.72		1.49		226
01/31/14	11.60	0.15	(0.25)	(0.10)	(0.13)	(0.10)	(0.23)	11.27	(0.83)	140,303	0.71		1.37		222
07/31/14@	11.27	0.08	0.26	0.34	—	—	—	11.61	3.02	171,504	0.71	†	1.49	†	35

Global Bond Portfolio — Class 2
01/31/10	11.56	0.31	1.10	1.41	(0.41)	(0.30)	(0.71)	12.26	12.20	18,178	0.86		2.54		72
01/31/11	12.26	0.24	0.43	0.67	(0.51)	(0.24)	(0.75)	12.18	5.21	16,784	0.89		1.92		98
01/31/12	12.18	0.22	0.64	0.86	(0.27)	(0.18)	(0.45)	12.59	7.16	14,388	0.87		1.77		155
01/31/13	12.59	0.17	(0.04)	0.13	(0.71)	(0.48)	(1.19)	11.53	0.72 (1)	12,503	0.87		1.34		226
01/31/14	11.53	0.13	(0.25)	(0.12)	(0.11)	(0.10)	(0.21)	11.20	(1.02)	10,753	0.86		1.19		222
07/31/14@	11.20	0.08	0.25	0.33	—	—	—	11.53	2.95	10,447	0.85	†	1.34	†	35

Global Bond Portfolio — Class 3
01/31/10	11.53	0.29	1.10	1.39	(0.40)	(0.30)	(0.70)	12.22	12.05	161,802	0.96		2.43		72
01/31/11	12.22	0.22	0.44	0.66	(0.51)	(0.24)	(0.75)	12.13	5.09	190,660	0.99		1.82		98
01/31/12	12.13	0.20	0.65	0.85	(0.27)	(0.18)	(0.45)	12.53	7.06	229,351	0.97		1.63		155
01/31/13	12.53	0.15	(0.04)	0.11	(0.70)	(0.48)	(1.18)	11.46	0.60 (1)	247,406	0.97		1.24		226
01/31/14	11.46	0.12	(0.24)	(0.12)	(0.11)	(0.10)	(0.21)	11.13	(1.07)	275,388	0.96		1.10		222
07/31/14@	11.13	0.07	0.25	0.32	—	—	—	11.45	2.88	285,040	0.95	†	1.24	†	35

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

341

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

High-Yield Bond Portfolio — Class 1
01/31/10	$4.29	$0.53	$1.13	$1.66	$(0.46)	$—	$(0.46)	$5.49	39.38	%(1)	$123,988	0.74%		10.58%		112%
01/31/11	5.49	0.46	0.40	0.86	(0.57)	—	(0.57)	5.78	16.15	(1)	120,149	0.73		8.13		110
01/31/12	5.78	0.43	(0.19)	0.24	(0.50)	—	(0.50)	5.52	4.85		101,784	0.72		7.51		79
01/31/13	5.52	0.40	0.44	0.84	(0.38)	—	(0.38)	5.98	15.49		121,315	0.69		7.03		108
01/31/14	5.98	0.37	0.03	0.40	(0.34)	—	(0.34)	6.04	6.83		222,289	0.66		6.29		85
07/31/14@	6.04	0.18	0.04	0.22	—	—	—	6.26	3.64		259,585	0.65	†	5.85	†	44

High-Yield Bond Portfolio — Class 2
01/31/10	4.28	0.52	1.13	1.65	(0.45)	—	(0.45)	5.48	39.25	(1)	25,358	0.89		10.40		112
01/31/11	5.48	0.46	0.38	0.84	(0.56)	—	(0.56)	5.76	15.80	(1)	22,606	0.88		8.00		110
01/31/12	5.76	0.42	(0.18)	0.24	(0.49)	—	(0.49)	5.51	4.85		18,941	0.87		7.37		79
01/31/13	5.51	0.40	0.43	0.83	(0.37)	—	(0.37)	5.97	15.32		18,353	0.84		6.89		108
01/31/14	5.97	0.38	0.01	0.39	(0.33)	—	(0.33)	6.03	6.66		16,144	0.82		6.18		85
07/31/14@	6.03	0.18	0.04	0.22	—	—	—	6.25	3.65		14,976	0.80	†	5.71	†	44

High-Yield Bond Portfolio — Class 3
01/31/10	4.28	0.51	1.13	1.64	(0.45)	—	(0.45)	5.47	38.88	(1)	135,691	0.99		10.25		112
01/31/11	5.47	0.45	0.39	0.84	(0.56)	—	(0.56)	5.75	15.78	(1)	150,777	0.98		7.88		110
01/31/12	5.75	0.41	(0.17)	0.24	(0.49)	—	(0.49)	5.50	4.80		169,295	0.97		7.21		79
01/31/13	5.50	0.39	0.42	0.81	(0.36)	—	(0.36)	5.95	15.13		201,405	0.94		6.78		108
01/31/14	5.95	0.37	0.00	0.37	(0.32)	—	(0.32)	6.00	6.43		197,270	0.92		6.07		85
07/31/14@	6.00	0.17	0.05	0.22	—	—	—	6.22	3.67		194,762	0.90	†	5.61	†	44

Total Return Bond Portfolio — Class 1
01/31/10	7.72	0.28	0.72	1.00	(0.16)	—	(0.16)	8.56	13.05		115,667	0.68		3.45		177
01/31/11	8.56	0.21	0.18	0.39	(0.24)	—	(0.24)	8.71	4.50		125,024	0.67		2.35		289
01/31/12	8.71	0.23	0.46	0.69	(0.14)	(0.11)	(0.25)	9.15	7.96		130,310	0.66		2.57		147
01/31/13	9.15	0.15	0.31	0.46	(0.30)	(0.06)	(0.36)	9.25	4.98		240,184	0.65		1.67		163
01/31/14	9.25	0.12	(0.28)	(0.16)	(0.13)	(0.12)	(0.25)	8.84	(1.78)		548,331	0.65		1.43		227
07/31/14@	8.84	0.09	0.06	0.15	—	—	—	8.99	1.70		689,027	0.64	†	2.00	†	161

Total Return Bond Portfolio — Class 2
01/31/10	7.69	0.27	0.71	0.98	(0.15)	—	(0.15)	8.52	12.82		24,224	0.83		3.30		177
01/31/11	8.52	0.19	0.19	0.38	(0.23)	—	(0.23)	8.67	4.38		24,816	0.82		2.20		289
01/31/12	8.67	0.22	0.44	0.66	(0.12)	(0.11)	(0.23)	9.10	7.72		22,925	0.81		2.42		147
01/31/13	9.10	0.15	0.29	0.44	(0.28)	(0.06)	(0.34)	9.20	4.86		24,233	0.80		1.59		163
01/31/14	9.20	0.12	(0.30)	(0.18)	(0.11)	(0.12)	(0.23)	8.79	(1.97)		18,704	0.80		1.28		227
07/31/14@	8.79	0.08	0.07	0.15	—	—	—	8.94	1.71		17,020	0.79	†	1.87	†	161

Total Return Bond Portfolio — Class 3
01/31/10	7.67	0.25	0.73	0.98	(0.15)	—	(0.15)	8.50	12.77		289,484	0.93		3.14		177
01/31/11	8.50	0.18	0.18	0.36	(0.22)	—	(0.22)	8.64	4.18		493,783	0.92		2.09		289
01/31/12	8.64	0.20	0.46	0.66	(0.12)	(0.11)	(0.23)	9.07	7.65		753,735	0.91		2.33		147
01/31/13	9.07	0.14	0.30	0.44	(0.28)	(0.06)	(0.34)	9.17	4.84		948,294	0.90		1.48		163
01/31/14	9.17	0.10	(0.29)	(0.19)	(0.11)	(0.12)	(0.23)	8.75	(2.12)		1,019,174	0.90		1.18		227
07/31/14@	8.75	0.08	0.06	0.14	—	—	—	8.89	1.60		1,017,978	0.89	†	1.76	†	161

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

342

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average netassets(1)		Portfolio turnover
Balanced Portfolio — Class 1
01/31/10	$10.45	$0.25	$2.55	$2.80	$(0.42)	$—	$(0.42)	$12.83	26.80%	$93,954	0.84%		2.08%		108%
01/31/11	12.83	0.25	1.74	1.99	(0.27)	—	(0.27)	14.55	15.62	95,033	0.83		1.79		104
01/31/12	14.55	0.24	0.50	0.74	(0.27)	—	(0.27)	15.02	5.21	85,104	0.83		1.61		127
01/31/13	15.02	0.28	1.47	1.75	(0.22)	—	(0.22)	16.55	11.71	83,106	0.81		1.79		105
01/31/14	16.55	0.26	2.13	2.39	(0.27)	—	(0.27)	18.67	14.51	89,077	0.78		1.47		106
07/31/14@	18.67	0.17	1.15	1.32	—	—	—	19.99	7.07	89,812	0.73	†	1.70	†	39
Balanced Portfolio — Class 2
01/31/10	10.44	0.23	2.55	2.78	(0.40)	—	(0.40)	12.82	26.63	11,919	0.99		1.93		108
01/31/11	12.82	0.23	1.74	1.97	(0.25)	—	(0.25)	14.54	15.49	11,255	0.98		1.64		104
01/31/12	14.54	0.22	0.49	0.71	(0.25)	—	(0.25)	15.00	4.99	9,492	0.98		1.47		127
01/31/13	15.00	0.26	1.47	1.73	(0.20)	—	(0.20)	16.53	11.57	9,288	0.96		1.64		105
01/31/14	16.53	0.24	2.12	2.36	(0.25)	—	(0.25)	18.64	14.32	10,981	0.93		1.32		106
07/31/14@	18.64	0.15	1.16	1.31	—	—	—	19.95	7.03	11,303	0.88	†	1.55	†	39
Balanced Portfolio — Class 3
01/31/10	10.43	0.21	2.54	2.75	(0.38)	—	(0.38)	12.80	26.43	20,834	1.09		1.80		108
01/31/11	12.80	0.20	1.76	1.96	(0.24)	—	(0.24)	14.52	15.42	31,514	1.08		1.51		104
01/31/12	14.52	0.20	0.49	0.69	(0.23)	—	(0.23)	14.98	4.90	45,154	1.08		1.36		127
01/31/13	14.98	0.24	1.46	1.70	(0.18)	—	(0.18)	16.50	11.42	82,822	1.06		1.52		105
01/31/14	16.50	0.21	2.13	2.34	(0.24)	—	(0.24)	18.60	14.24	107,687	1.03		1.21		106
07/31/14@	18.60	0.14	1.15	1.29	—	—	—	19.89	6.94	115,080	0.98	†	1.44	†	39

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14	7/14†@
Balanced Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Balanced Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Balanced Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

343

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average netassets(1)		Portfolio turnover
MFS Total Return Portfolio — Class 1
01/31/10	$11.35	$0.37	$2.32	$2.69	$(0.50)	$—	$(0.50)	$13.54	23.76%	$349,752	0.72%		2.87%		38%
01/31/11	13.54	0.34	1.35	1.69	(0.42)	—	(0.42)	14.81	12.62	330,082	0.72		2.37		31
01/31/12	14.81	0.37	0.12	0.49	(0.41)	—	(0.41)	14.89	3.48	277,370	0.71		2.46		18
01/31/13	14.89	0.36	1.43	1.79	(0.44)	—	(0.44)	16.24	12.13	259,727	0.71		2.29		23
01/31/14	16.24	0.35	1.72	2.07	(0.42)	—	(0.42)	17.89	12.81	250,645	0.70		2.00		44
07/31/14@	17.89	0.23	0.88	1.11	—	—	—	19.00	6.20	245,252	0.69	†	2.46	†	9
MFS Total Return Portfolio — Class 2
01/31/10	11.34	0.35	2.31	2.66	(0.48)	—	(0.48)	13.52	23.49	61,969	0.87		2.73		38
01/31/11	13.52	0.32	1.35	1.67	(0.40)	—	(0.40)	14.79	12.46	57,793	0.87		2.22		31
01/31/12	14.79	0.34	0.12	0.46	(0.38)	—	(0.38)	14.87	3.29	48,757	0.86		2.31		18
01/31/13	14.87	0.33	1.44	1.77	(0.41)	—	(0.41)	16.23	12.02	45,408	0.86		2.14		23
01/31/14	16.23	0.33	1.71	2.04	(0.39)	—	(0.39)	17.88	12.63	41,859	0.85		1.85		44
07/31/14@	17.88	0.22	0.88	1.10	—	—	—	18.98	6.15	40,498	0.84	†	2.31	†	9
MFS Total Return Portfolio — Class 3
01/31/10	11.32	0.33	2.32	2.65	(0.47)	—	(0.47)	13.50	23.40	363,791	0.97		2.60		38
01/31/11	13.50	0.30	1.36	1.66	(0.39)	—	(0.39)	14.77	12.39	365,072	0.97		2.12		31
01/31/12	14.77	0.33	0.12	0.45	(0.37)	—	(0.37)	14.85	3.19	326,242	0.96		2.21		18
01/31/13	14.85	0.32	1.42	1.74	(0.39)	—	(0.39)	16.20	11.87	334,939	0.96		2.04		23
01/31/14	16.20	0.31	1.70	2.01	(0.37)	—	(0.37)	17.84	12.51	351,335	0.95		1.75		44
07/31/14@	17.84	0.20	0.89	1.09	—	—	—	18.93	6.11	353,584	0.94	†	2.21	†	9

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14	7/14†@
MFS Total Return Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
MFS Total Return Class 2	0.01	0.00	0.00	0.00	0.00	0.00
MFS Total Return Class 3	0.01	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

344

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SunAmerica Dynamic Allocation Portfolio — Class 3
01/23/12#- 01/31/12	$10.00	$(0.01)	$0.07	$0.06	$—	$—	$—	$10.06	0.60%		$21,444	0.55	%(1)†	(0.34	)%(1)†	0
01/31/13	10.06	0.14	0.79	0.93	(0.09)	—	(0.09)	10.90	9.32		2,192,952	0.54	(1)	1.42	(1)	15
01/31/14	10.90	0.11	1.10	1.21	—	(0.02)	(0.02)	12.09	11.07		5,837,927	0.49		0.94		10
07/31/14@	12.09	(0.01)	0.55	0.54	—	—	—	12.63	4.47		7,741,542	0.48	†	(0.12	)†	7

SunAmerica Dynamic Strategy Portfolio — Class 3
07/16/12#- 01/31/13	10.00	0.10	0.72	0.82	(0.08)	(0.01)	(0.09)	10.73	8.22		289,764	0.55	(1)†	1.95	(1)†	27
01/31/14	10.73	0.12	1.08	1.20	—	(0.00)	(0.00)	11.93	11.22		2,429,480	0.52	(1)	1.13	(1)	8
07/31/14@	11.93	(0.01)	0.53	0.52	—	—	—	12.45	4.36		3,747,713	0.51	†	(0.14	)†	3

VCP Total Return BalancedSM Portfolio — Class 3
05/01/13#-01/31/14	10.00	(0.04)	0.73	0.69	(0.06)	(0.29)	(0.35)	10.34	6.89		73,541	1.16	(1)†	(0.62	)(1)†	46
07/31/14@	10.34	(0.03)	0.60	0.57	—	—	—	10.91	5.51		146,359	1.16	(1)†	(0.51	)(1)†	22

VCPSM Value Portfolio — Class 3
05/01/13#-01/31/14	10.00	0.04	0.85	0.89	(0.03)	(0.01)	(0.04)	10.85	8.89	(3)	76,672	1.23	(1)†	0.54	(1)†	52
07/31/14@	10.85	0.08	0.63	0.71	—	—	—	11.56	6.54		156,071	1.23	(1)(2)†	1.41	(1)(2)†	56

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses								Net Investment Income (Loss)
	1/12		1/13		1/14		7/14†@		1/12		1/13		1/14		7/14†@
SunAmerica Dynamic Allocation Class 3	10.18	%†	0.53%		—%		—%		(9.97	)%†	1.42%		—%		—%
SunAmerica Dynamic Strategy Class 3	—		0.62	†	0.52		—		—		1.88	†	1.13		—
VCP Total Return BalancedSM Class 3	—		—		1.63	†	1.27		—		—		(1.09	)†	(0.62)
VCPSM Value Class 3	—		—		1.71	†	1.30	(2)	—		—		0.06	†	1.16 (2)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

7/14†@
VCPSM Value Class 3	0.00%
(3)	The Portfolio’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

345

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Telecom Utility Portfolio — Class 1
01/31/10	$7.57	$0.33	$1.82	$2.15	$(0.50)	$—	$(0.50)	$9.22	28.40%		$23,270	1.06	%(2)	3.83	%(2)	66%
01/31/11	9.22	0.31	1.64	1.95	(0.29)	—	(0.29)	10.88	21.40		23,542	1.15	(2)	3.08	(2)	53
01/31/12	10.88	0.37	0.15	0.52	(0.27)	—	(0.27)	11.13	4.87		22,471	1.17	(2)	3.25	(2)	51
01/31/13	11.13	0.33	1.57	1.90	(0.42)	—	(0.42)	12.61	17.25		22,331	1.16	(2)	2.78	(2)	52
01/31/14	12.61	0.38	1.53	1.91	(0.33)	—	(0.33)	14.19	15.25		22,341	1.08	(2)	2.76	(2)	45
07/31/14@	14.19	0.32	1.33	1.65	(0.03)	—	(0.03)	15.81	11.60		23,801	0.95	(2)†	4.19	(2)†	20

Telecom Utility Portfolio — Class 2
01/31/10	7.56	0.32	1.81	2.13	(0.48)	—	(0.48)	9.21	28.23		3,489	1.21	(2)	3.71	(2)	66
01/31/11	9.21	0.29	1.66	1.95	(0.28)	—	(0.28)	10.88	21.33		3,236	1.30	(2)	2.95	(2)	53
01/31/12	10.88	0.35	0.14	0.49	(0.25)	—	(0.25)	11.12	4.64		3,116	1.32	(2)	3.12	(2)	51
01/31/13	11.12	0.31	1.57	1.88	(0.40)	—	(0.40)	12.60	17.08		2,901	1.31	(2)	2.63	(2)	52
01/31/14	12.60	0.36	1.53	1.89	(0.31)	—	(0.31)	14.18	15.06		2,418	1.23	(2)	2.63	(2)	45
07/31/14@	14.18	0.31	1.32	1.63	(0.00)	—	(0.00)	15.81	11.51		2,559	1.10	(2)†	4.05	(2)†	20

Telecom Utility Portfolio — Class 3
01/31/10	7.55	0.29	1.83	2.12	(0.47)	—	(0.47)	9.20	28.14		9,595	1.31	(2)	3.37	(2)	66
01/31/11	9.20	0.28	1.65	1.93	(0.27)	—	(0.27)	10.86	21.20		11,500	1.40	(2)	2.80	(2)	53
01/31/12	10.86	0.30	0.18	0.48	(0.24)	—	(0.24)	11.10	4.55		20,437	1.42	(2)	2.76	(2)	51
01/31/13	11.10	0.30	1.56	1.86	(0.40)	—	(0.40)	12.56	16.93		24,076	1.41	(2)	2.53	(2)	52
01/31/14	12.56	0.34	1.53	1.87	(0.30)	—	(0.30)	14.13	14.97		26,653	1.32	(2)	2.49	(2)	45
07/31/14@	14.13	0.30	1.32	1.62	—	—	—	15.75	11.46		28,928	1.20	(2)†	3.92	(2)†	20

Equity Index Portfolio — Class 1
01/31/10	6.97	0.14	2.11	2.25	(0.22)	—	(0.22)	9.00	32.31		17,029	0.55	(1)	1.68	(1)	3
01/31/11	9.00	0.14	1.80	1.94	(0.16)	—	(0.16)	10.78	21.76		18,563	0.55	(1)	1.46	(1)	22
01/31/12	10.78	0.16	0.22	0.38	(0.17)	—	(0.17)	10.99	3.66		18,485	0.55	(1)	1.52	(1)	32
01/31/13	10.99	0.19	1.53	1.72	(0.02)	—	(0.02)	12.69	15.68	(3)	222,477	0.55	(1)	1.70	(1)	85
01/31/14	12.69	0.20	2.43	2.63	(0.05)	—	(0.05)	15.27	20.72		715,800	0.47	(1)	1.46	(1)	58
07/31/14@	15.27	0.13	1.26	1.39	—	—	—	16.66	9.10		941,339	0.45	†	1.58	†	21

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/10	1/11	1/12	1/13	1/14	1/10	1/11	1/12	1/13	1/14
Equity Index Class 1	0.87%	0.88%	1.06%	0.58%	0.45%	1.36%	1.13%	1.01%	1.67%	1.48%
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14	7/14†@
Telecom Utility Class 1	0.01%	0.01%	0.00%	0.00%	0.01%	0.01%
Telecom Utility Class 2	0.01	0.01	0.00	0.00	0.01	0.01
Telecom Utility Class 3	0.01	0.01	0.00	0.00	0.01	0.01
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

346

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Growth-Income Portfolio — Class 1
01/31/10	$13.38	$0.14	$3.69	$3.83	$(0.23)	$—	$(0.23)	$16.98	28.61%		$198,240	0.71	%(1)	0.90	%(1)	49%
01/31/11	16.98	0.18	2.87	3.05	(0.17)	—	(0.17)	19.86	18.08		194,380	0.74	(1)	0.97	(1)	129
01/31/12	19.86	0.53	1.60	2.13	(0.20)	—	(0.20)	21.79	10.83		180,705	0.73	(1)	2.51	(1)	49
01/31/13	21.79	0.63	2.89	3.52	(0.41)	(0.21)	(0.62)	24.69	16.31		263,339	0.69	(1)	2.74	(1)	34
01/31/14	24.69	0.57	4.35	4.92	(0.42)	(0.52)	(0.94)	28.67	20.08		472,564	0.64	(1)	2.08	(1)	28
07/31/14@	28.67	0.32	2.22	2.54	—	—	—	31.21	8.86		594,472	0.61	(1)†	2.12	(1)†	9

Growth-Income Portfolio — Class 2
01/31/10	13.37	0.12	3.68	3.80	(0.20)	—	(0.20)	16.97	28.39		12,657	0.86	(1)	0.75	(1)	49
01/31/11	16.97	0.15	2.87	3.02	(0.15)	—	(0.15)	19.84	17.88		11,910	0.89	(1)	0.82	(1)	129
01/31/12	19.84	0.49	1.61	2.10	(0.17)	—	(0.17)	21.77	10.69		11,423	0.88	(1)	2.35	(1)	49
01/31/13	21.77	0.60	2.88	3.48	(0.38)	(0.21)	(0.59)	24.66	16.13		11,546	0.85	(1)	2.59	(1)	34
01/31/14	24.66	0.55	4.32	4.87	(0.38)	(0.52)	(0.90)	28.63	19.89		12,292	0.79	(1)	1.98	(1)	28
07/31/14@	28.63	0.31	2.20	2.51	—	—	—	31.14	8.77		11,787	0.76	(1)†	2.01	(1)†	9

Growth-Income Portfolio — Class 3
01/31/10	13.36	0.10	3.68	3.78	(0.18)	—	(0.18)	16.96	28.25		18,005	0.96	(1)	0.64	(1)	49
01/31/11	16.96	0.13	2.88	3.01	(0.14)	—	(0.14)	19.83	17.79		20,709	0.99	(1)	0.74	(1)	129
01/31/12	19.83	0.43	1.64	2.07	(0.15)	—	(0.15)	21.75	10.54		67,491	0.97	(1)	2.16	(1)	49
01/31/13	21.75	0.57	2.88	3.45	(0.36)	(0.21)	(0.57)	24.63	16.01		107,051	0.94	(1)	2.48	(1)	34
01/31/14	24.63	0.51	4.33	4.84	(0.38)	(0.52)	(0.90)	28.57	19.78		164,406	0.89	(1)	1.85	(1)	28
07/31/14@	28.57	0.28	2.21	2.49	—	—	—	31.06	8.72		190,739	0.86	(1)†	1.88	(1)†	9

Equity Opportunities Portfolio — Class 1
01/31/10	6.98	0.07	2.76	2.83	(0.12)	—	(0.12)	9.69	40.50		57,061	1.03		0.81		147
01/31/11	9.69	0.08	2.04	2.12	(0.08)	—	(0.08)	11.73	21.90		57,586	0.90		0.73		49
01/31/12	11.73	0.08	0.30	0.38	(0.07)	—	(0.07)	12.04	3.28		48,195	0.91		0.70		36
01/31/13	12.04	0.12	1.91	2.03	(0.13)	—	(0.13)	13.94	16.87	(2)	55,236	0.91		0.92		53
01/31/14	13.94	0.11	2.86	2.97	(0.09)	—	(0.09)	16.82	21.33		110,533	0.86		0.69		61
07/31/14@	16.82	0.07	1.32	1.39	—	—	—	18.21	8.26		143,199	0.83	†	0.79	†	30

Equity Opportunities Portfolio — Class 2
01/31/10	6.97	0.06	2.75	2.81	(0.10)	—	(0.10)	9.68	40.28		8,455	1.18		0.67		147
01/31/11	9.68	0.06	2.03	2.09	(0.06)	—	(0.06)	11.71	21.64		8,364	1.05		0.58		49
01/31/12	11.71	0.06	0.31	0.37	(0.05)	—	(0.05)	12.03	3.18		6,703	1.06		0.55		36
01/31/13	12.03	0.10	1.90	2.00	(0.10)	—	(0.10)	13.93	16.69	(2)	6,373	1.06		0.77		53
01/31/14	13.93	0.09	2.85	2.94	(0.07)	—	(0.07)	16.80	21.13		6,217	1.02		0.57		61
07/31/14@	16.80	0.06	1.32	1.38	—	—	—	18.18	8.21		6,376	0.98	†	0.65	†	30

Equity Opportunities Portfolio — Class 3
01/31/10	6.95	0.05	2.74	2.79	(0.08)	—	(0.08)	9.66	40.22		33,239	1.28		0.56		147
01/31/11	9.66	0.05	2.03	2.08	(0.05)	—	(0.05)	11.69	21.57		34,010	1.15		0.48		49
01/31/12	11.69	0.05	0.31	0.36	(0.04)	—	(0.04)	12.01	3.07		29,537	1.16		0.45		36
01/31/13	12.01	0.09	1.89	1.98	(0.09)	—	(0.09)	13.90	16.55	(2)	34,190	1.16		0.68		53
01/31/14	13.90	0.07	2.86	2.93	(0.06)	—	(0.06)	16.77	21.07		61,787	1.11		0.44		61
07/31/14@	16.77	0.05	1.31	1.36	—	—	—	18.13	8.11		73,651	1.08	†	0.54	†	30

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14	7/14†@
Growth-Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Growth-Income Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Growth-Income Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

347

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Davis Venture Value Portfolio — Class 1
01/31/10	$14.67	$0.15	$6.00	$6.15	$(0.30)	$(0.44)	$(0.74)	$20.08	41.94%	$700,922	0.77	%(1)	0.81	%(1)	14%
01/31/11	20.08	0.18	3.42	3.60	(0.16)	—	(0.16)	23.52	18.01	684,524	0.79	(1)	0.86	(1)	11
01/31/12	23.52	0.23	(0.53)	(0.30)	(0.31)	—	(0.31)	22.91	(1.16)	552,275	0.78	(1)	1.01	(1)	13
01/31/13	22.91	0.33	2.83	3.16	(0.19)	(1.41)	(1.60)	24.47	14.31	539,107	0.78	(1)	1.41	(1)	13
01/31/14	24.47	0.18	4.78	4.96	(0.33)	(1.63)	(1.96)	27.47	20.63	638,286	0.76	(1)	0.67	(1)	13
07/31/14@	27.47	0.09	1.90	1.99	—	—	—	29.46	7.24	684,611	0.75	†	0.65	†	14
Davis Venture Value Portfolio — Class 2
01/31/10	14.65	0.12	5.99	6.11	(0.26)	(0.44)	(0.70)	20.06	41.73	97,993	0.92	(1)	0.66	(1)	14
01/31/11	20.06	0.15	3.41	3.56	(0.14)	—	(0.14)	23.48	17.78	94,096	0.94	(1)	0.71	(1)	11
01/31/12	23.48	0.20	(0.52)	(0.32)	(0.27)	—	(0.27)	22.89	(1.27)	75,904	0.93	(1)	0.86	(1)	13
01/31/13	22.89	0.30	2.82	3.12	(0.15)	(1.41)	(1.56)	24.45	14.12	71,683	0.93	(1)	1.26	(1)	13
01/31/14	24.45	0.14	4.77	4.91	(0.29)	(1.63)	(1.92)	27.44	20.41	68,823	0.91	(1)	0.51	(1)	13
07/31/14@	27.44	0.07	1.90	1.97	—	—	—	29.41	7.18	67,032	0.90	†	0.50	†	14
Davis Venture Value Portfolio — Class 3
01/31/10	14.62	0.10	5.98	6.08	(0.24)	(0.44)	(0.68)	20.02	41.59	562,676	1.02	(1)	0.55	(1)	14
01/31/11	20.02	0.13	3.41	3.54	(0.12)	—	(0.12)	23.44	17.72	633,248	1.04	(1)	0.61	(1)	11
01/31/12	23.44	0.17	(0.52)	(0.35)	(0.25)	—	(0.25)	22.84	(1.37)	607,474	1.03	(1)	0.75	(1)	13
01/31/13	22.84	0.27	2.82	3.09	(0.13)	(1.41)	(1.54)	24.39	14.02	628,026	1.03	(1)	1.17	(1)	13
01/31/14	24.39	0.11	4.75	4.86	(0.26)	(1.63)	(1.89)	27.36	20.28	615,428	1.01	(1)	0.41	(1)	13
07/31/14@	27.36	0.06	1.89	1.95	—	—	—	29.31	7.13	622,214	1.00	†	0.40	†	14
“Dogs” of Wall Street Portfolio — Class 1
01/31/10	5.11	0.20	1.65	1.85	(0.30)	—	(0.30)	6.66	36.46	24,588	0.78		3.35		66
01/31/11	6.66	0.21	1.03	1.24	(0.21)	—	(0.21)	7.69	18.71	26,724	0.78		2.84		45
01/31/12	7.69	0.23	1.00	1.23	(0.19)	—	(0.19)	8.73	16.15	30,404	0.74		2.80		56
01/31/13	8.73	0.26	1.22	1.48	(0.20)	—	(0.20)	10.01	17.04	38,148	0.72		2.83		68
01/31/14	10.01	0.29	2.16	2.45	(0.17)	—	(0.17)	12.29	24.56	95,864	0.68		2.49		50
07/31/14@	12.29	0.16	0.79	0.95	—	—	—	13.24	7.73	127,515	0.68	†	2.54	†	21
“Dogs” of Wall Street Portfolio — Class 2
01/31/10	5.11	0.19	1.65	1.84	(0.29)	—	(0.29)	6.66	36.19	7,683	0.93		3.19		66
01/31/11	6.66	0.20	1.02	1.22	(0.20)	—	(0.20)	7.68	18.38	7,429	0.93		2.70		45
01/31/12	7.68	0.22	0.99	1.21	(0.17)	—	(0.17)	8.72	16.01	7,287	0.89		2.65		56
01/31/13	8.72	0.25	1.20	1.45	(0.18)	—	(0.18)	9.99	16.79	7,396	0.87		2.67		68
01/31/14	9.99	0.28	2.16	2.44	(0.16)	—	(0.16)	12.27	24.46	8,484	0.83		2.36		50
07/31/14@	12.27	0.16	0.77	0.93	—	—	—	13.20	7.58	7,940	0.83	†	2.40	†	21
“Dogs” of Wall Street Portfolio — Class 3
01/31/10	5.10	0.18	1.65	1.83	(0.28)	—	(0.28)	6.65	36.09	14,054	1.03		3.06		66
01/31/11	6.65	0.18	1.03	1.21	(0.20)	—	(0.20)	7.66	18.24	25,784	1.03		2.57		45
01/31/12	7.66	0.21	1.00	1.21	(0.17)	—	(0.17)	8.70	15.95	41,070	0.99		2.55		56
01/31/13	8.70	0.24	1.21	1.45	(0.18)	—	(0.18)	9.97	16.73	59,487	0.97		2.58		68
01/31/14	9.97	0.26	2.16	2.42	(0.16)	—	(0.16)	12.23	24.29	101,665	0.93		2.25		50
07/31/14@	12.23	0.15	0.77	0.92	—	—	—	13.15	7.52	118,523	0.93	†	2.29	†	21

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14
Davis Venture Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Davis Venture Value Class 2	0.00	0.00	0.00	0.00	0.00
Davis Venture Value Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

348

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Alliance Growth Portfolio — Class 1
01/31/10	$14.22	$0.16	$5.39	$5.55	$(0.11)	$—	$(0.11)	$19.66	39.01%	$257,596	0.68%		0.91%		98%
01/31/11	19.66	0.10	4.04	4.14	(0.18)	—	(0.18)	23.62	21.16	260,478	0.70		0.48		87
01/31/12	23.62	0.11	0.64	0.75	(0.12)	—	(0.12)	24.25	3.21	225,882	0.69		0.48		94
01/31/13	24.25	0.08	3.00	3.08	(0.13)	—	(0.13)	27.20	12.71	221,469	0.69		0.29		92
01/31/14	27.20	0.02	7.20	7.22	(0.09)	—	(0.09)	34.33	26.55	270,895	0.67		0.04		63
07/31/14@	34.33	0.04	2.54	2.58	—	—	—	36.91	7.52	291,617	0.66	†	0.21	†	32

Alliance Growth Portfolio — Class 2
01/31/10	14.18	0.14	5.37	5.51	(0.08)	—	(0.08)	19.61	38.84	31,878	0.83		0.76		98
01/31/11	19.61	0.07	4.03	4.10	(0.15)	—	(0.15)	23.56	21.00	31,388	0.85		0.33		87
01/31/12	23.56	0.08	0.63	0.71	(0.08)	—	(0.08)	24.19	3.03	26,532	0.84		0.33		94
01/31/13	24.19	0.04	2.99	3.03	(0.08)	—	(0.08)	27.14	12.56	24,216	0.84		0.15		92
01/31/14	27.14	(0.03)	7.20	7.17	(0.04)	—	(0.04)	34.27	26.41	23,204	0.83		(0.10)		63
07/31/14@	34.27	0.01	2.53	2.54	—	—	—	36.81	7.41	22,660	0.81	†	0.07	†	32

Alliance Growth Portfolio — Class 3
01/31/10	14.12	0.11	5.36	5.47	(0.06)	—	(0.06)	19.53	38.73	150,590	0.93		0.64		98
01/31/11	19.53	0.05	4.00	4.05	(0.13)	—	(0.13)	23.45	20.83	155,349	0.95		0.23		87
01/31/12	23.45	0.05	0.64	0.69	(0.05)	—	(0.05)	24.09	2.97	132,588	0.94		0.23		94
01/31/13	24.09	0.01	2.98	2.99	(0.06)	—	(0.06)	27.02	12.41	126,025	0.94		0.04		92
01/31/14	27.02	(0.06)	7.16	7.10	(0.01)	—	(0.01)	34.11	26.26	127,869	0.93		(0.20)		63
07/31/14@	34.11	(0.01)	2.53	2.52	—	—	—	36.63	7.39	126,829	0.91	†	(0.03	)†	32

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14	7/14†@
Alliance Growth Class 1	0.01%	0.00%	0.00%	0.01%	0.00%	0.00%
Alliance Growth Class 2	0.01	0.00	0.00	0.01	0.00	0.00
Alliance Growth Class 3	0.01	0.00	0.00	0.01	0.00	0.00

See Notes to Financial Statements

349

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Capital Growth Portfolio — Class 1
01/31/10	$5.30	$0.00	$2.13	$2.13	$—	$—	$—	$7.43	40.19%	$10,774	1.00%		0.02%	47%
01/31/11	7.43	0.01	1.28	1.29	—	—	—	8.72	17.36	9,843	1.04		0.08	57
01/31/12	8.72	0.03	0.20	0.23	—	—	—	8.95	2.64	8,122	1.00		0.39	26
01/31/13	8.95	0.07	1.04	1.11	(0.04)	—	(0.04)	10.02	12.43	7,435	1.00		0.71	30
01/31/14	10.02	0.03	2.04	2.07	(0.09)	—	(0.09)	12.00	20.72	7,517	0.97		0.24	82
07/31/14@	12.00	0.02	0.61	0.63	—	—	—	12.63	5.25	7,219	0.91	†	0.28 †	94

Capital Growth Portfolio — Class 2
01/31/10	5.26	(0.01)	2.12	2.11	—	—	—	7.37	40.11	2,847	1.15		(0.11)	47
01/31/11	7.37	(0.01)	1.27	1.26	—	—	—	8.63	17.10	2,579	1.19		(0.07)	57
01/31/12	8.63	0.02	0.20	0.22	—	—	—	8.85	2.55	2,453	1.15		0.23	26
01/31/13	8.85	0.05	1.03	1.08	(0.03)	—	(0.03)	9.90	12.17	2,464	1.14		0.58	30
01/31/14	9.90	0.01	2.01	2.02	(0.07)	—	(0.07)	11.85	20.48	2,365	1.12		0.10	82
07/31/14@	11.85	0.01	0.60	0.61	—	—	—	12.46	5.15	1,865	1.06	†	0.12 †	94

Capital Growth Portfolio — Class 3
01/31/10	5.24	(0.01)	2.10	2.09	—	—	—	7.33	39.89	52,840	1.25		(0.21)	47
01/31/11	7.33	(0.01)	1.26	1.25	—	—	—	8.58	17.05	57,071	1.29		(0.18)	57
01/31/12	8.58	0.01	0.20	0.21	—	—	—	8.79	2.45	51,159	1.25		0.14	26
01/31/13	8.79	0.04	1.02	1.06	(0.01)	—	(0.01)	9.84	12.12	50,526	1.25		0.48	30
01/31/14	9.84	0.00	1.99	1.99	(0.06)	—	(0.06)	11.77	20.30	51,413	1.22		(0.01)	82
07/31/14@	11.77	0.00	0.60	0.60	—	—	—	12.37	5.10	50,781	1.16	†	0.03 †	94

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/10	1/11	1/12	1/13	1/14	7/14†@	1/10	1/11	1/12	1/13	1/14	7/14†@
Capital Growth Class 1	1.05%	1.09%	1.05%	1.06%	1.07%	1.04%	(0.03)%	0.03%	0.34%	0.65%	0.14%	0.15%
Capital Growth Class 2	1.20	1.24	1.20	1.20	1.22	1.19	(0.16)	(0.12)	0.18	0.52	(0.00)	(0.01)
Capital Growth Class 3	1.30	1.34	1.30	1.31	1.32	1.29	(0.26)	(0.23)	0.09	0.42	(0.11)	(0.10)

See Notes to Financial Statements

350

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover
MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/10	$9.46	$0.14	$2.85	$2.99	$(0.15)	$—	$(0.15)	$12.30	31.65%	$71,683	0.79%		1.26%		37%
01/31/11	12.30	0.12	1.96	2.08	(0.13)	—	(0.13)	14.25	16.98	71,022	0.79		0.88		23
01/31/12	14.25	0.15	0.00	0.15	(0.10)	—	(0.10)	14.30	1.10	60,799	0.78		1.06		23
01/31/13	14.30	0.16	2.64	2.80	(0.12)	—	(0.12)	16.98	19.62	169,991	0.76		1.05		32
01/31/14	16.98	0.17	3.34	3.51	(0.12)	(0.38)	(0.50)	19.99	20.82	447,124	0.74		0.90		22
07/31/14@	19.99	0.10	1.25	1.35	—	—	—	21.34	6.75	596,676	0.72	†	0.99	†	9
MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/10	9.45	0.12	2.85	2.97	(0.13)	—	(0.13)	12.29	31.48	14,573	0.94		1.10		37
01/31/11	12.29	0.10	1.96	2.06	(0.11)	—	(0.11)	14.24	16.84	14,689	0.94		0.73		23
01/31/12	14.24	0.13	0.00	0.13	(0.08)	—	(0.08)	14.29	0.95	12,472	0.93		0.91		23
01/31/13	14.29	0.15	2.63	2.78	(0.09)	—	(0.09)	16.98	19.50	12,400	0.92		0.95		32
01/31/14	16.98	0.15	3.32	3.47	(0.09)	(0.38)	(0.47)	19.98	20.58	12,552	0.89		0.81		22
07/31/14@	19.98	0.09	1.24	1.33	—	—	—	21.31	6.66	12,274	0.87	†	0.86	†	9
MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/10	9.44	0.11	2.84	2.95	(0.12)	—	(0.12)	12.27	31.30	118,375	1.04		0.95		37
01/31/11	12.27	0.08	1.97	2.05	(0.10)	—	(0.10)	14.22	16.77	193,423	1.04		0.62		23
01/31/12	14.22	0.11	0.00	0.11	(0.07)	—	(0.07)	14.26	0.79	269,546	1.03		0.80		23
01/31/13	14.26	0.13	2.63	2.76	(0.09)	—	(0.09)	16.93	19.38	329,180	1.02		0.84		32
01/31/14	16.93	0.13	3.32	3.45	(0.08)	(0.38)	(0.46)	19.92	20.51	378,681	0.99		0.70		22
07/31/14@	19.92	0.08	1.23	1.31	—	—	—	21.23	6.58	402,419	0.97	†	0.75	†	9
Fundamental Growth Portfolio — Class 1
01/31/10	9.97	0.01	3.19	3.20	—	—	—	13.17	32.10	63,212	0.94	(2)	0.01	(2)	151
01/31/11	13.17	(0.03)	3.55	3.52	—	—	—	16.69	26.73	67,429	0.90	(2)	(0.23	)(2)	121
01/31/12	16.69	(0.01)	(0.05)	(0.06)	—	—	—	16.63	(0.36)	56,738	0.91	(2)	(0.08	)(2)	111
01/31/13	16.63	0.02	2.14	2.16	—	—	—	18.79	12.99	108,677	0.93		0.13		110
01/31/14	18.79	(0.03)	5.32	5.29	—	—	—	24.08	28.15	208,765	0.89		(0.14)		105
07/31/14@	24.08	(0.03)	1.04	1.01	—	—	—	25.09	4.19	143,828	0.88	†	(0.21	)†	43
Fundamental Growth Portfolio — Class 2
01/31/10	9.92	(0.01)	3.17	3.16	—	—	—	13.08	31.85	3,383	1.09	(2)	(0.13	)(2)	151
01/31/11	13.08	(0.05)	3.53	3.48	—	—	—	16.56	26.61	3,517	1.05	(2)	(0.38	)(2)	121
01/31/12	16.56	(0.04)	(0.06)	(0.10)	—	—	—	16.46	(0.60)	2,863	1.06	(2)	(0.23	)(2)	111
01/31/13	16.46	(0.01)	2.13	2.12	—	—	—	18.58	12.88	2,815	1.08		(0.06)		110
01/31/14	18.58	(0.05)	5.25	5.20	—	—	—	23.78	27.99	3,130	1.04		(0.24)		105
07/31/14@	23.78	(0.04)	1.01	0.97	—	—	—	24.75	4.08	2,928	1.03	†	(0.37	)†	43
Fundamental Growth Portfolio — Class 3
01/31/10	9.87	(0.02)	3.16	3.14	—	—	—	13.01	31.81	79,364	1.19	(2)	(0.24	)(2)	151
01/31/11	13.01	(0.07)	3.50	3.43	—	—	—	16.44	26.36	90,325	1.15	(2)	(0.48	)(2)	121
01/31/12	16.44	(0.05)	(0.06)	(0.11)	—	—	—	16.33	(0.67)	82,433	1.16	(2)	(0.33	)(2)	111
01/31/13	16.33	(0.03)	2.11	2.08	—	—	—	18.41	12.74	81,547	1.18		(0.15)		110
01/31/14	18.41	(0.07)	5.20	5.13	—	—	—	23.54	27.87	83,382	1.14		(0.34)		105
07/31/14@	23.54	(0.06)	1.01	0.95	—	—	—	24.49	4.04	82,487	1.13	†	(0.47	)†	43

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14	7/14†@
MFS Massachusetts Investors Trust Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
MFS Massachusetts Investors Trust Class 2	0.01	0.00	0.00	0.00	0.00	0.00
MFS Massachusetts Investors Trust Class 3	0.01	0.00	0.00	0.00	0.00	0.00
Fundamental Growth Class 1	0.05	0.03	0.02	0.01	0.01	0.01
Fundamental Growth Class 2	0.05	0.03	0.02	0.01	0.01	0.01
Fundamental Growth Class 3	0.05	0.03	0.02	0.01	0.01	0.01
(2)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
	1/10(1)	1/11(1)	1/12(1)	1/10(1)	1/11(1)	1/12(1)
Fundamental Growth Portfolio Class 1	0.96%	0.95%	0.94%	(0.01)%	(0.28)%	(0.11)%
Fundamental Growth Portfolio Class 2	1.11	1.10	1.09	(0.15)	(0.43)	(0.26)
Fundamental Growth Portfolio Class 3	1.21	1.20	1.19	(0.26)	(0.53)	(0.36)

See Notes to Financial Statements

351

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Blue Chip Growth Portfolio — Class 1
01/31/10	$4.63	$0.02	$1.58	$1.60	$(0.02)	$—	$(0.02)	$6.21	34.54%	$11,435	0.85	%(1)(2)	0.38	%(1)(2)	45%
01/31/11	6.21	0.01	1.22	1.23	(0.02)	—	(0.02)	7.42	19.82	10,313	0.85	(1)(2)	0.24	(1)(2)	101
01/31/12	7.42	0.01	(0.07)	(0.06)	(0.02)	—	(0.02)	7.34	(0.84)	11,410	0.85	(1)(2)	0.16	(1)(2)	201
01/31/13	7.34	0.03	0.67	0.70	—	—	—	8.04	9.54	9,520	0.85	(1)(2)	0.38	(1)(2)	322
01/31/14	8.04	0.03	1.91	1.94	(0.03)	(0.69)	(0.72)	9.26	24.89	11,953	0.85	(1)	0.34	(1)	255
07/31/14@	9.26	0.03	0.70	0.73	—	—	—	9.99	7.88	209,594	0.76	†	0.63	†	31

Blue Chip Growth Portfolio — Class 2
01/31/10	4.63	0.01	1.58	1.59	(0.01)	—	(0.01)	6.21	34.33	4,900	1.00	(1)(2)	0.23	(1)(2)	45
01/31/11	6.21	0.01	1.20	1.21	(0.01)	—	(0.01)	7.41	19.51	4,984	1.00	(1)(2)	0.08	(1)(2)	101
01/31/12	7.41	0.00	(0.07)	(0.07)	(0.01)	—	(0.01)	7.33	(0.98)	3,959	1.00	(1)(2)	0.02	(1)(2)	201
01/31/13	7.33	0.02	0.67	0.69	—	—	—	8.02	9.41	3,696	1.00	(1)(2)	0.24	(1)(2)	322
01/31/14	8.02	0.02	1.91	1.93	(0.02)	(0.69)	(0.71)	9.24	24.74	3,495	1.00	(1)	0.19	(1)	255
07/31/14@	9.24	0.04	0.68	0.72	—	—	—	9.96	7.79	3,520	0.92	†	0.75	†	31

Blue Chip Growth Portfolio — Class 3
01/31/10	4.62	0.01	1.57	1.58	(0.00)	—	(0.00)	6.20	34.27	19,854	1.10	(1)(2)	0.09	(1)(2)	45
01/31/11	6.20	0.00	1.20	1.20	(0.00)	—	(0.00)	7.40	19.44	48,823	1.10	(1)(2)	(0.02	)(1)(2)	101
01/31/12	7.40	(0.01)	(0.07)	(0.08)	(0.00)	—	(0.00)	7.32	(1.08)	70,389	1.10	(1)(2)	(0.09	)(1)(2)	201
01/31/13	7.32	0.01	0.67	0.68	—	—	—	8.00	9.29	76,566	1.10	(1)(2)	0.15	(1)(2)	322
01/31/14	8.00	0.01	1.90	1.91	(0.01)	(0.69)	(0.70)	9.21	24.61	84,479	1.10	(1)	0.09	(1)	255
07/31/14@	9.21	0.03	0.67	0.70	—	—	—	9.91	7.60	92,862	1.02	†	0.64	†	31

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/10(2)	1/11(2)	1/12(2)	1/13(2)	1/14	1/10(2)	1/11(2)	1/12(2)	1/13(2)	1/14
Blue Chip Growth Class 1	0.97%	0.94%	0.89%	0.84%	0.82%	0.26%	0.16%	0.13%	0.39%	0.37%
Blue Chip Growth Class 2	1.12	1.09	1.04	0.99	0.97	0.11	(0.00)	(0.02)	0.25	0.22
Blue Chip Growth Class 3	1.22	1.18	1.14	1.09	1.07	(0.03)	(0.10)	(0.12)	0.16	0.13
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13
Blue Chip Growth Class 1	0.00%	0.01%	0.01%	0.01%
Blue Chip Growth Class 2	0.00	0.01	0.01	0.01
Blue Chip Growth Class 3	0.00	0.01	0.01	0.01

See Notes to Financial Statements

352

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Real Estate Portfolio — Class 1
01/31/10	$6.90	$0.21	$2.63	$2.84	$(0.19)	$—	$(0.19)	$9.55	41.19	%(2)	$41,157	0.86	%(1)	2.58	%(1)	71%
01/31/11	9.55	0.13	2.65	2.78	(0.21)	—	(0.21)	12.12	29.17		45,848	0.85		1.19		45
01/31/12	12.12	0.16	1.19	1.35	(0.12)	—	(0.12)	13.35	11.34		44,665	0.83		1.28		83
01/31/13	13.35	0.19	1.59	1.78	(0.16)	—	(0.16)	14.97	13.37		83,507	0.82		1.33		43
01/31/14	14.97	0.25	(0.37)	(0.12)	(0.18)	—	(0.18)	14.67	(0.83)		115,103	0.81		1.73		136
07/31/14@	14.67	0.21	1.75	1.96	—	—	—	16.63	13.36		159,466	0.82	†	2.72	†	40

Real Estate Portfolio — Class 2
01/31/10	6.88	0.19	2.61	2.80	(0.16)	—	(0.16)	9.52	40.84	(2)	10,222	1.01	(1)	2.41	(1)	71
01/31/11	9.52	0.12	2.63	2.75	(0.19)	—	(0.19)	12.08	29.00		11,317	1.00		1.05		45
01/31/12	12.08	0.14	1.19	1.33	(0.10)	—	(0.10)	13.31	11.17		10,197	0.98		1.13		83
01/31/13	13.31	0.16	1.60	1.76	(0.14)	—	(0.14)	14.93	13.23		10,082	0.97		1.15		43
01/31/14	14.93	0.21	(0.36)	(0.15)	(0.15)	—	(0.15)	14.63	(1.00)		8,728	0.96		1.44		136
07/31/14@	14.63	0.21	1.74	1.95	—	—	—	16.58	13.33		8,469	0.97	†	2.59	†	40

Real Estate Portfolio — Class 3
01/31/10	6.86	0.18	2.61	2.79	(0.15)	—	(0.15)	9.50	40.80	(2)	161,896	1.11	(1)	2.25	(1)	71
01/31/11	9.50	0.10	2.63	2.73	(0.19)	—	(0.19)	12.04	28.79		227,994	1.10		0.94		45
01/31/12	12.04	0.13	1.19	1.32	(0.10)	—	(0.10)	13.26	11.10		266,776	1.08		1.07		83
01/31/13	13.26	0.15	1.58	1.73	(0.13)	—	(0.13)	14.86	13.06		287,576	1.07		1.06		43
01/31/14	14.86	0.20	(0.35)	(0.15)	(0.14)	—	(0.14)	14.57	(1.02)		280,919	1.06		1.34		136
07/31/14@	14.57	0.20	1.72	1.92	—	—	—	16.49	13.18		269,992	1.07	†	2.51	†	40

Small Company Value Portfolio — Class 1
01/31/10	9.05	0.11	4.01	4.12	(0.10)	—	(0.10)	13.07	45.46		3,800	1.11		0.91		6
01/31/11	13.07	0.08	4.17	4.25	(0.09)	—	(0.09)	17.23	32.62		5,146	1.10		0.57		12
01/31/12	17.23	0.09	0.37	0.46	(0.06)	—	(0.06)	17.63	2.76		4,081	1.07		0.55		16
01/31/13	17.63	0.21	2.79	3.00	(0.08)	—	(0.08)	20.55	17.08		49,622	1.04		1.23		10
01/31/14	20.55	0.09	4.21	4.30	(0.21)	(0.08)	(0.29)	24.56	20.95		163,689	1.01		0.41		10
07/31/14@	24.56	0.04	0.63	0.67	—	—	—	25.23	2.73		217,605	1.00	†	0.29	†	12

Small Company Value Portfolio — Class 3
01/31/10	9.00	0.07	4.01	4.08	(0.07)	—	(0.07)	13.01	45.26		120,340	1.36		0.64		6
01/31/11	13.01	0.05	4.14	4.19	(0.07)	—	(0.07)	17.13	32.24		181,969	1.35		0.33		12
01/31/12	17.13	0.05	0.38	0.43	(0.04)	—	(0.04)	17.52	2.53		229,427	1.32		0.33		16
01/31/13	17.52	0.18	2.75	2.93	(0.04)	—	(0.04)	20.41	16.77		254,072	1.30		1.00		10
01/31/14	20.41	0.05	4.16	4.21	(0.16)	(0.08)	(0.24)	24.38	20.62		247,510	1.27		0.20		10
07/31/14@	24.38	0.01	0.62	0.63	—	—	—	25.01	2.58		242,929	1.25	†	0.02	†	12

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

1/10
Real Estate Class 1	0.01%
Real Estate Class 2	0.01
Real Estate Class 3	0.01
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

353

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover
Mid-Cap Growth Portfolio — Class 1
01/31/10	$6.03	$(0.02)	$2.59	$2.57	$—	$—	$—	$8.60	42.62%	$51,399	0.89%		(0.24)%		84%
01/31/11	8.60	(0.01)	2.88	2.87	—	—	—	11.47	33.37	58,335	0.89		(0.13)		85
01/31/12	11.47	(0.02)	0.11	0.09	—	—	—	11.56	0.78	48,368	0.86		(0.16)		79
01/31/13	11.56	0.02	1.60	1.62	—	—	—	13.18	14.01	67,175	0.85		0.20		73
01/31/14	13.18	(0.02)	4.31	4.29	—	—	—	17.47	32.55	124,232	0.83		(0.11)		78
07/31/14@	17.47	(0.01)	0.73	0.72	—	—	—	18.19	4.12	146,906	0.81	†	(0.09	)†	26
Mid-Cap Growth Portfolio — Class 2
01/31/10	5.96	(0.03)	2.57	2.54	—	—	—	8.50	42.62	20,883	1.04		(0.39)		84
01/31/11	8.50	(0.03)	2.85	2.82	—	—	—	11.32	33.18	23,411	1.04		(0.28)		85
01/31/12	11.32	(0.03)	0.10	0.07	—	—	—	11.39	0.62	18,599	1.01		(0.31)		79
01/31/13	11.39	0.01	1.56	1.57	—	—	—	12.96	13.78	17,601	1.01		0.06		73
01/31/14	12.96	(0.04)	4.24	4.20	—	—	—	17.16	32.41	18,908	0.98		(0.24)		78
07/31/14@	17.16	(0.02)	0.72	0.70	—	—	—	17.86	4.08	18,032	0.96	†	(0.24	)†	26
Mid-Cap Growth Portfolio — Class 3
01/31/10	5.93	(0.04)	2.56	2.52	—	—	—	8.45	42.50	70,516	1.14		(0.49)		84
01/31/11	8.45	(0.04)	2.82	2.78	—	—	—	11.23	32.90	100,525	1.14		(0.38)		85
01/31/12	11.23	(0.04)	0.10	0.06	—	—	—	11.29	0.53	120,177	1.11		(0.41)		79
01/31/13	11.29	0.00	1.55	1.55	—	—	—	12.84	13.73	135,022	1.11		(0.04)		73
01/31/14	12.84	(0.05)	4.19	4.14	—	—	—	16.98	32.24	152,430	1.08		(0.34)		78
07/31/14@	16.98	(0.03)	0.71	0.68	—	—	—	17.66	4.00	152,063	1.06	†	(0.34	)†	26
Aggressive Growth Portfolio — Class 1
01/31/10	5.56	(0.01)	2.33	2.32	(0.01)	—	(0.01)	7.87	41.72	47,230	0.95		(0.20)		238
01/31/11	7.87	0.00	2.19	2.19	—	—	—	10.06	27.83	52,220	0.91		(0.02)		55
01/31/12	10.06	(0.04)	0.42	0.38	—	—	—	10.44	3.78	46,568	0.78	(2)	(0.41	)(2)	164
01/31/13	10.44	(0.03)	1.56	1.53	—	—	—	11.97	14.66	62,877	0.90		(0.28)		97
01/31/14	11.97	(0.06)	3.79	3.73	—	—	—	15.70	31.16	93,531	0.85		(0.43)		89
07/31/14@	15.70	(0.05)	(0.33)	(0.38)	—	—	—	15.32	(2.42)	93,613	0.81	†	(0.61	)†	45
Aggressive Growth Portfolio — Class 2
01/31/10	5.54	(0.02)	2.32	2.30	—	—	—	7.84	41.52	4,223	1.10		(0.35)		238
01/31/11	7.84	(0.01)	2.18	2.17	—	—	—	10.01	27.68	4,402	1.05		(0.18)		55
01/31/12	10.01	(0.05)	0.41	0.36	—	—	—	10.37	3.60	3,705	0.93	(2)	(0.55	)(2)	164
01/31/13	10.37	(0.05)	1.54	1.49	—	—	—	11.86	14.37	3,389	1.05		(0.46)		97
01/31/14	11.86	(0.08)	3.76	3.68	—	—	—	15.54	31.03	3,773	1.00		(0.58)		89
07/31/14@	15.54	(0.06)	(0.33)	(0.39)	—	—	—	15.15	(2.51)	3,442	0.96	†	(0.76	)†	45
Aggressive Growth Portfolio — Class 3
01/31/10	5.51	(0.03)	2.32	2.29	—	—	—	7.80	41.56	12,555	1.21		(0.47)		238
01/31/11	7.80	(0.02)	2.16	2.14	—	—	—	9.94	27.44	17,810	1.15		(0.27)		55
01/31/12	9.94	(0.06)	0.41	0.35	—	—	—	10.29	3.52	21,400	1.03	(2)	(0.67	)(2)	164
01/31/13	10.29	(0.06)	1.54	1.48	—	—	—	11.77	14.38	24,359	1.15		(0.55)		97
01/31/14	11.77	(0.09)	3.71	3.62	—	—	—	15.39	30.76	32,550	1.10		(0.68)		89
07/31/14@	15.39	(0.06)	(0.32)	(0.38)	—	—	—	15.01	(2.47)	28,852	1.06	†	(0.86	)†	45

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14	7/14†@
Mid-Cap Growth Class 1	0.01%	0.00%	0.01%	0.01%	0.01%	0.00%
Mid-Cap Growth Class 2	0.01	0.00	0.01	0.01	0.01	0.00
Mid-Cap Growth Class 3	0.01	0.00	0.01	0.01	0.01	0.00
Aggressive Growth Class 1	0.02	0.04	0.01	0.01	0.01	0.01
Aggressive Growth Class 2	0.02	0.04	0.01	0.01	0.01	0.01
Aggressive Growth Class 3	0.02	0.04	0.01	0.01	0.01	0.01
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all the fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses 1/12(1)	Net Investment Income (Loss) 1/12(1)
Aggressive Growth Class 1	0.90%	(0.53)%
Aggressive Growth Class 2	1.05	(0.67)
Aggressive Growth Class 3	1.15	(0.79)

See Notes to Financial Statements

354

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Growth Opportunities Portfolio — Class 1
01/31/10	$4.50	$(0.03)	$1.04	$1.01	$—	$—	$—	$5.51	2.44%	$12,543	0.90%		(0.61)%	261%
01/31/11	5.51	(0.03)	1.79	1.76	—	—	—	7.27	31.94	15,778	0.87		(0.49)	132
01/31/12	7.27	(0.03)	0.24	0.21	—	—	—	7.48	2.89	14,957	0.85		(0.47)	99
01/31/13	7.48	(0.02)	1.19	1.17	—	(0.25)	(0.25)	8.40	15.94	36,817	0.83		(0.26)	92
01/31/14	8.40	(0.04)	2.42	2.38	—	(0.57)	(0.57)	10.21	28.71	79,176	0.80		(0.41)	81
07/31/14@	10.21	(0.02)	(0.39)	(0.41)	—	—	—	9.80	(4.02)	85,861	0.79	†	(0.32)†	45

Growth Opportunities Portfolio — Class 2
01/31/10	4.45	(0.04)	1.02	0.98	—	—	—	5.43	22.02	4,564	1.05		(0.76)	261
01/31/11	5.43	(0.04)	1.78	1.74	—	—	—	7.17	32.04	5,231	1.02		(0.64)	132
01/31/12	7.17	(0.04)	0.22	0.18	—	—	—	7.35	2.51	4,678	1.00		(0.62)	99
01/31/13	7.35	(0.03)	1.18	1.15	—	(0.25)	(0.25)	8.25	15.96	4,411	0.98		(0.44)	92
01/31/14	8.25	(0.05)	2.37	2.32	—	(0.57)	(0.57)	10.00	28.50	4,167	0.96		(0.55)	81
07/31/14@	10.00	(0.02)	(0.40)	(0.42)	—	—	—	9.58	(4.20)	3,651	0.94	†	(0.47)†	45

Growth Opportunities Portfolio — Class 3
01/31/10	4.42	(0.04)	1.02	0.98	—	—	—	5.40	22.17	81,973	1.16		(0.85)	261
01/31/11	5.40	(0.04)	1.75	1.71	—	—	—	7.11	31.67	140,610	1.12		(0.74)	132
01/31/12	7.11	(0.05)	0.23	0.18	—	—	—	7.29	2.53	193,276	1.10		(0.71)	99
01/31/13	7.29	(0.04)	1.16	1.12	—	(0.25)	(0.25)	8.16	15.67	215,762	1.08		(0.53)	92
01/31/14	8.16	(0.06)	2.34	2.28	—	(0.57)	(0.57)	9.87	28.32	210,968	1.06		(0.65)	81
07/31/14@	9.87	(0.03)	(0.38)	(0.41)	—	—	—	9.46	(4.15)	191,772	1.04	†	(0.57)†	45

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14	7/14†@
Growth Opportunities Class 1	0.05%	0.05%	0.03%	0.01%	0.01%	0.01%
Growth Opportunities Class 2	0.05	0.05	0.03	0.01	0.01	0.01
Growth Opportunities Class 3	0.05	0.05	0.03	0.01	0.01	0.01

See Notes to Financial Statements

355

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Marsico Focused Growth Portfolio — Class 1
01/31/10	$5.52	$0.03	$2.01	$2.04	$(0.06)	$—	$(0.06)	$7.50	36.91%	$20,902	0.98%		0.49%		85%
01/31/11	7.50	0.03	1.77	1.80	(0.03)	—	(0.03)	9.27	24.10	20,794	0.98		0.36		87
01/31/12	9.27	0.03	0.27	0.30	(0.03)	—	(0.03)	9.54	3.26	17,511	0.96		0.34		88
01/31/13	9.54	0.05	0.89	0.94	(0.03)	(0.31)	(0.34)	10.14	10.00	26,451	0.94		0.50		92
01/31/14	10.14	0.01	2.68	2.69	(0.02)	(0.33)	(0.35)	12.48	26.86	103,137	0.92		0.03		92
07/31/14@	12.48	(0.01)	0.85	0.84	—	—	—	13.32	6.73	145,069	0.90	†	(0.11	)†	27

Marsico Focused Growth Portfolio — Class 2
01/31/10	5.46	0.02	1.99	2.01	(0.04)	—	(0.04)	7.43	36.87	19,015	1.13		0.34		85
01/31/11	7.43	0.02	1.75	1.77	(0.02)	—	(0.02)	9.18	23.91	18,948	1.13		0.22		87
01/31/12	9.18	0.02	0.26	0.28	(0.02)	—	(0.02)	9.44	3.04	14,993	1.11		0.18		88
01/31/13	9.44	0.03	0.88	0.91	(0.01)	(0.31)	(0.32)	10.03	9.79	13,675	1.10		0.33		92
01/31/14	10.03	(0.01)	2.67	2.66	(0.01)	(0.33)	(0.34)	12.35	26.76	14,157	1.07		(0.06)		92
07/31/14@	12.35	(0.01)	0.83	0.82	—	—	—	13.17	6.64	13,726	1.05	†	(0.24	)†	27

Marsico Focused Growth Portfolio — Class 3
01/31/10	5.43	0.01	1.98	1.99	(0.03)	—	(0.03)	7.39	36.71	40,655	1.23		0.22		85
01/31/11	7.39	0.01	1.74	1.75	(0.02)	—	(0.02)	9.12	23.67	65,122	1.23		0.12		87
01/31/12	9.12	0.01	0.26	0.27	(0.01)	—	(0.01)	9.38	2.97	86,942	1.21		0.11		88
01/31/13	9.38	0.02	0.88	0.90	(0.01)	(0.31)	(0.32)	9.96	9.73	100,014	1.20		0.24		92
01/31/14	9.96	(0.02)	2.64	2.62	(0.00)	(0.33)	(0.33)	12.25	26.59	131,156	1.17		(0.18)		92
07/31/14@	12.25	(0.02)	0.83	0.81	—	—	—	13.06	6.61	142,208	1.15	†	(0.34	)†	27

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14	7/14†@
Marsico Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Marsico Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Marsico Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

356

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Technology Portfolio Class 1
01/31/10	$1.55	$(0.01)	$0.64	$0.63	$—	$—	$—	$2.18	40.65%		$13,434	1.16%		(0.65)%		233%
01/31/11	2.18	(0.02)	0.79	0.77	—	—	—	2.95	35.32		14,930	1.16	(2)	(0.63	)(2)	202
01/31/12	2.95	(0.01)	0.06	0.05	—	—	—	3.00	1.69		11,606	1.14	(2)	(0.49	)(2)	86
01/31/13	3.00	(0.01)	0.06	0.05	—	—	—	3.05	1.67		10,089	1.18	(2)	(0.43	)(2)	96
01/31/14	3.05	(0.01)	0.63	0.62	—	—	—	3.67	20.33		10,209	1.16	(2)	(0.43	)(2)	88
07/31/14@	3.67	(0.01)	0.45	0.44	—	—	—	4.11	11.99	(3)	10,730	1.12	(2)†	(0.39	)(2)†	51

Technology Portfolio Class 2
01/31/10	1.53	(0.02)	0.64	0.62	—	—	—	2.15	40.52		4,045	1.31		(0.80)		233
01/31/11	2.15	(0.02)	0.78	0.76	—	—	—	2.91	35.35		4,643	1.31	(2)	(0.78	)(2)	202
01/31/12	2.91	(0.02)	0.07	0.05	—	—	—	2.96	1.72		3,471	1.29	(2)	(0.64	)(2)	86
01/31/13	2.96	(0.02)	0.06	0.04	—	—	—	3.00	1.35		2,967	1.33	(2)	(0.58	)(2)	96
01/31/14	3.00	(0.02)	0.63	0.61	—	—	—	3.61	20.33		3,043	1.31	(2)	(0.58	)(2)	88
07/31/14@	3.61	(0.01)	0.43	0.42	—	—	—	4.03	11.63	(3)	3,499	1.27	(2)†	(0.55	)(2)†	51

Technology Portfolio Class 3
01/31/10	1.52	(0.02)	0.64	0.62	—	—	—	2.14	40.79		21,606	1.41		(0.90)		233
01/31/11	2.14	(0.02)	0.77	0.75	—	—	—	2.89	35.05		26,336	1.41	(2)	(0.88	)(2)	202
01/31/12	2.89	(0.02)	0.06	0.04	—	—	—	2.93	1.38		25,090	1.39	(2)	(0.76	)(2)	86
01/31/13	2.93	(0.02)	0.06	0.04	—	—	—	2.97	1.37		22,373	1.43	(2)	(0.69	)(2)	96
01/31/14	2.97	(0.02)	0.62	0.60	—	—	—	3.57	20.20		26,723	1.41	(2)	(0.69	)(2)	88
07/31/14@	3.57	(0.01)	0.42	0.41	—	—	—	3.98	11.48	(3)	28,483	1.37	(2)†	(0.64	)(2)†	51

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/10	1/11(2)	1/12(2)	1/13(2)	1/14(2)	7/14(2)†@	1/10	1/11(2)	1/12(2)	1/13(2)	1/14(2)	7/14(2)†@
Technology Class 1	1.26%	1.26%	1.24%	1.28%	1.26%	1.22%	(0.75)%	(0.73)%	(0.59)%	(0.53)%	(0.53)%	(0.49)%
Technology Class 2	1.41	1.41	1.39	1.43	1.41	1.37	(0.90)	(0.88)	(0.74)	(0.68)	(0.68)	(0.65)
Technology Class 3	1.51	1.51	1.49	1.53	1.51	1.47	(1.00)	(0.98)	(0.86)	(0.79)	(0.79)	(0.74)
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	7/14†@
Technology Class 1	0.02%	0.03%	0.02%	0.02%	(0.01)%
Technology Class 2	0.02	0.03	0.02	0.02	(0.01)
Technology Class 3	0.02	0.03	0.02	0.02	(0.01)
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (Note 4).

See Notes to Financial Statements

357

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Small & Mid Cap Value Portfolio Class 1
01/23/12#-01/31/12	$16.99	$(0.15)	$0.28	$0.13	$—	$—	$—	$17.12	0.77%	$272	0.97	†%	(3.93	)†%	76%
01/31/13	17.12	0.09	2.86	2.95	(0.07)	(1.29)	(1.36)	18.71	18.41	2,589	0.97		0.51		50
01/31/14	18.71	0.12	4.19	4.31	(0.11)	(1.61)	(1.72)	21.30	23.38	40,650	0.96		0.59		51
07/31/14@	21.30	0.09	1.46	1.55	—	—	—	22.85	7.28	61,658	0.95	†	0.81	†	21

Small & Mid Cap Value Portfolio Class 2
01/31/10	8.96	0.04	4.97	5.01	(0.08)	(0.44)	(0.52)	13.45	55.95	25,285	1.16		0.34		62
01/31/11	13.45	0.04	4.11	4.15	(0.04)	—	(0.04)	17.56	30.86	27,759	1.14		0.22		59
01/31/12	17.56	0.05	(0.48)	(0.43)	(0.02)	—	(0.02)	17.11	(2.41)	21,489	1.13		0.24		76
01/31/13	17.11	0.08	2.85	2.93	(0.07)	(1.29)	(1.36)	18.68	18.30	20,345	1.13		0.41		50
01/31/14	18.68	0.09	4.19	4.28	(0.08)	(1.61)	(1.69)	21.27	23.24	19,206	1.11		0.42		51
07/31/14@	21.27	0.08	1.45	1.53	—	—	—	22.80	7.19	18,160	1.10	†	0.68	†	21

Small & Mid Cap Value Portfolio Class 3
01/31/10	8.95	0.03	4.95	4.98	(0.07)	(0.44)	(0.51)	13.42	55.64	366,031	1.26		0.23		62
01/31/11	13.42	0.02	4.11	4.13	(0.03)	—	(0.03)	17.52	30.80	500,220	1.24		0.13		59
01/31/12	17.52	0.03	(0.47)	(0.44)	(0.02)	—	(0.02)	17.06	(2.49)	555,682	1.23		0.15		76
01/31/13	17.06	0.06	2.84	2.90	(0.07)	(1.29)	(1.36)	18.60	18.12	600,152	1.23		0.32		50
01/31/14	18.60	0.07	4.17	4.24	(0.06)	(1.61)	(1.67)	21.17	23.13	580,647	1.21		0.32		51
07/31/14@	21.17	0.07	1.44	1.51	—	—	—	22.68	7.13	564,267	1.20	†	0.58	†	21

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	Commencement of operation
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14	7/14†@
Small & Mid-Cap Value Class 1	—%	—%	0.00%	0.02%	0.02%	0.01%
Small & Mid-Cap Value Class 2	0.02	0.02	0.03	0.02	0.02	0.01
Small & Mid-Cap Value Class 3	0.02	0.02	0.03	0.02	0.02	0.01

See Notes to Financial Statements

358

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover
International Growth and Income Portfolio — Class 1
01/31/10	$6.12	$0.16	$2.10	$2.26	$—	$—	$—	$8.38	36.93%	$103,000	1.00	%(1)(2)	2.15	%(1)(2)	133%
01/31/11	8.38	0.16	1.18	1.34	(0.36)	—	(0.36)	9.36	16.27	99,914	0.99	(1)(2)	1.82	(1)(2)	63
01/31/12	9.36	0.19	(1.18)	(0.99)	(0.28)	—	(0.28)	8.09	(10.48)	74,365	0.99	(1)(2)	2.19	(1)(2)	62
01/31/13	8.09	0.19	1.29	1.48	(0.20)	—	(0.20)	9.37	18.59	99,058	1.00	(1)(2)	2.21	(1)(2)	44
01/31/14	9.37	0.16	1.00	1.16	(0.21)	—	(0.21)	10.32	12.37	175,665	0.96	(1)(2)	1.68	(1)(2)	46
07/31/14@	10.32	0.26	0.15	0.41	—	—	—	10.73	3.97	216,445	0.92	(1)(2)†	4.99	(1)(2)†	25
International Growth and Income Portfolio — Class 2
01/31/10	6.14	0.15	2.11	2.26	—	—	—	8.40	36.81	14,333	1.15	(1)(2)	2.00	(1)(2)	133
01/31/11	8.40	0.15	1.18	1.33	(0.35)	—	(0.35)	9.38	16.05	13,539	1.14	(1)(2)	1.67	(1)(2)	63
01/31/12	9.38	0.18	(1.18)	(1.00)	(0.26)	—	(0.26)	8.12	(10.53)	10,334	1.14	(1)(2)	2.04	(1)(2)	62
01/31/13	8.12	0.19	1.28	1.47	(0.19)	—	(0.19)	9.40	18.31	9,701	1.15	(1)(2)	2.20	(1)(2)	44
01/31/14	9.40	0.18	0.97	1.15	(0.19)	—	(0.19)	10.36	12.27	8,967	1.11	(1)(2)	1.77	(1)(2)	46
07/31/14@	10.36	0.28	0.12	0.40	—	—	—	10.76	3.86	8,796	1.07	(1)(2)†	5.12	(1)(2)†	25
International Growth and Income Portfolio — Class 3
01/31/10	6.13	0.14	2.11	2.25	—	—	—	8.38	36.70	248,704	1.25	(1)(2)	1.88	(1)(2)	133
01/31/11	8.38	0.13	1.18	1.31	(0.34)	—	(0.34)	9.35	15.89	271,063	1.24	(1)(2)	1.52	(1)(2)	63
01/31/12	9.35	0.16	(1.16)	(1.00)	(0.26)	—	(0.26)	8.09	(10.64)	233,181	1.24	(1)(2)	1.90	(1)(2)	62
01/31/13	8.09	0.18	1.28	1.46	(0.18)	—	(0.18)	9.37	18.27	230,056	1.25	(1)(2)	2.07	(1)(2)	44
01/31/14	9.37	0.17	0.97	1.14	(0.18)	—	(0.18)	10.33	12.18	196,338	1.22	(1)(2)	1.73	(1)(2)	46
07/31/14@	10.33	0.27	0.12	0.39	—	—	—	10.72	3.78	186,513	1.17	(1)(2)†	5.05	(1)(2)†	25
Global Equities Portfolio — Class 1
01/31/10	9.02	0.16	3.09	3.25	(0.32)	—	(0.32)	11.95	35.91	77,353	1.02		1.49		121
01/31/11	11.95	0.11	2.51	2.62	(0.22)	—	(0.22)	14.35	22.11	79,740	1.06		0.85		86
01/31/12	14.35	0.16	(1.13)	(0.97)	(0.13)	—	(0.13)	13.25	(6.67)	63,545	1.06	(1)	1.15	(1)	106
01/31/13	13.25	0.16	1.84	2.00	(0.11)	—	(0.11)	15.14	15.13	158,581	1.01	(1)	1.18	(1)	78
01/31/14	15.14	0.17	2.34	2.51	(0.09)	—	(0.09)	17.56	16.61	355,857	0.86	(1)	1.03	(1)	107
07/31/14@	17.56	0.27	1.02	1.29	—	—	—	18.85	7.35	406,853	0.80	(1)†	2.98	(1)†	52
Global Equities Portfolio — Class 2
01/31/10	8.99	0.14	3.08	3.22	(0.30)	—	(0.30)	11.91	35.69	7,965	1.17		1.31		121
01/31/11	11.91	0.09	2.50	2.59	(0.21)	—	(0.21)	14.29	21.84	8,421	1.21		0.69		86
01/31/12	14.29	0.14	(1.11)	(0.97)	(0.11)	—	(0.11)	13.21	(6.72)	6,720	1.21	(1)	1.00	(1)	106
01/31/13	13.21	0.17	1.80	1.97	(0.08)	—	(0.08)	15.10	14.95	5,728	1.17	(1)	1.24	(1)	78
01/31/14	15.10	0.18	2.29	2.47	(0.06)	—	(0.06)	17.51	16.40	5,414	1.02	(1)	1.07	(1)	107
07/31/14@	17.51	0.27	1.00	1.27	—	—	—	18.78	7.25	5,497	0.95	(1)†	2.87	(1)†	52
Global Equities Portfolio — Class 3
01/31/10	8.97	0.13	3.07	3.20	(0.28)	—	(0.28)	11.89	35.62	23,007	1.27		1.19		121
01/31/11	11.89	0.07	2.50	2.57	(0.20)	—	(0.20)	14.26	21.72	31,112	1.31		0.56		86
01/31/12	14.26	0.12	(1.11)	(0.99)	(0.11)	—	(0.11)	13.16	(6.90)	31,209	1.31	(1)	0.86	(1)	106
01/31/13	13.16	0.15	1.80	1.95	(0.07)	—	(0.07)	15.04	14.88	33,183	1.26	(1)	1.11	(1)	78
01/31/14	15.04	0.15	2.31	2.46	(0.06)	—	(0.06)	17.44	16.34	38,140	1.12	(1)	0.93	(1)	107
07/31/14@	17.44	0.25	1.00	1.25	—	—	—	18.69	7.17	40,550	1.05	(1)†	2.76	(1)†	52

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14	7/14†@
International Growth and Income Class 1	0.01%	0.01%	0.00%	0.00%	0.00%	0.00%
International Growth and Income Class 2	0.01	0.01	0.00	0.00	0.00	0.00
International Growth and Income Class 3	0.01	0.01	0.00	0.00	0.00	0.00
Global Equities Class 1	—	—	0.00	0.00	0.00	0.00
Global Equities Class 2	—	—	0.00	0.00	0.00	0.00
Global Equities Class 3	—	—	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/10(1)	1/11(1)	1/12(1)	1/13(1)	1/14(1)	7/14(1)†@	1/10(1)	1/11(1)	1/12(1)	1/13(1)	1/14(1)	7/14(1)†@
International Growth and Income Class 1	1.05%	1.04%	1.04%	1.05%	1.01%	0.97%	2.10%	1.77%	2.14%	2.16%	1.63%	4.94%
International Growth and Income Class 2	1.20	1.19	1.19	1.20	1.16	1.12	1.95	1.62	1.99	2.15	1.72	5.07
International Growth and Income Class 3	1.30	1.29	1.29	1.30	1.27	1.22	1.83	1.47	1.85	2.02	1.68	5.00

See Notes to Financial Statements

359

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

International Diversified Equities Portfolio Class 1
01/31/10	$6.06	$0.13	$2.18	$2.31	$(0.11)	$—	$(0.11)	$8.26	37.99%	$80,191	0.97%		1.67%		34%
01/31/11	8.26	0.12	1.20	1.32	(0.36)	—	(0.36)	9.22	16.14	78,704	0.98		1.39		26
01/31/12	9.22	0.15	(1.24)	(1.09)	(0.19)	—	(0.19)	7.94	(11.75)	57,487	1.01		1.81		33
01/31/13	7.94	0.15	1.17	1.32	(0.08)	—	(0.08)	9.18	16.79	56,475	1.01		1.86		27
01/31/14	9.18	0.15	0.83	0.98	(0.27)	—	(0.27)	9.89	10.63	54,709	0.99		1.52		45
07/31/14@	9.89	0.20	0.31	0.51	—	—	—	10.40	5.16	53,936	0.92	†	3.92	†	9

International Diversified Equities Portfolio Class 2
01/31/10	6.03	0.11	2.16	2.27	(0.09)	—	(0.09)	8.21	37.61	30,171	1.12		1.52		34
01/31/11	8.21	0.10	1.21	1.31	(0.35)	—	(0.35)	9.17	16.06	29,766	1.13		1.23		26
01/31/12	9.17	0.14	(1.23)	(1.09)	(0.18)	—	(0.18)	7.90	(11.88)	21,611	1.16		1.69		33
01/31/13	7.90	0.14	1.16	1.30	(0.07)	—	(0.07)	9.13	16.52	20,331	1.16		1.67		27
01/31/14	9.13	0.14	0.82	0.96	(0.25)	—	(0.25)	9.84	10.51	18,054	1.14		1.40		45
07/31/14@	9.84	0.20	0.30	0.50	—	—	—	10.34	5.08	17,348	1.07	†	3.80	†	9

International Diversified Equities Portfolio Class 3
01/31/10	6.02	0.11	2.15	2.26	(0.08)	—	(0.08)	8.20	37.53	217,249	1.22		1.45		34
01/31/11	8.20	0.09	1.21	1.30	(0.34)	—	(0.34)	9.16	15.98	228,585	1.23		1.11		26
01/31/12	9.16	0.13	(1.23)	(1.10)	(0.17)	—	(0.17)	7.89	(11.98)	186,251	1.26		1.56		33
01/31/13	7.89	0.13	1.16	1.29	(0.06)	—	(0.06)	9.12	16.44	185,593	1.26		1.55		27
01/31/14	9.12	0.12	0.82	0.94	(0.24)	—	(0.24)	9.82	10.33	184,390	1.24		1.26		45
07/31/14@	9.82	0.19	0.31	0.50	—	—	—	10.32	5.09	182,466	1.17	†	3.68	†	9

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
@	Unaudited

See Notes to Financial Statements

360

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Emerging Markets Portfolio Class 1
01/31/10	$4.24	$0.07	$3.19	$3.26	$—	$—	$—	$7.50	76.89%	$99,502	1.30%		1.07%		224%
01/31/11	7.50	0.06	1.85	1.91	(0.12)	—	(0.12)	9.29	25.52	108,603	1.32		0.61		173
01/31/12	9.29	0.07	(1.56)	(1.49)	(0.05)	—	(0.05)	7.75	(16.00)	75,045	1.33		0.80		96
01/31/13	7.75	0.07	0.47	0.54	(0.04)	—	(0.04)	8.25	7.07	101,973	1.28	(2)	0.96	(2)	178
01/31/14	8.25	0.12	(1.07)	(0.95)	(0.05)	—	(0.05)	7.25	(11.62)	167,629	1.19	(2)	1.65	(2)	51
07/31/14@	7.25	0.13	0.79	0.92	—	—	—	8.17	12.69	222,269	1.12	(2)†	3.33	(2)†	26

Emerging Markets Portfolio Class 2
01/31/10	4.21	0.07	3.16	3.23	—	—	—	7.44	76.72	12,025	1.45		0.96		224
01/31/11	7.44	0.04	1.84	1.88	(0.11)	—	(0.11)	9.21	25.29	12,494	1.47		0.47		173
01/31/12	9.21	0.06	(1.55)	(1.49)	(0.03)	—	(0.03)	7.69	(16.10)	8,573	1.48		0.65		96
01/31/13	7.69	0.07	0.47	0.54	(0.03)	—	(0.03)	8.20	7.00	6,683	1.44	(2)	0.93	(2)	178
01/31/14	8.20	0.12	(1.09)	(0.97)	(0.03)	—	(0.03)	7.20	(11.85)	5,571	1.34	(2)	1.53	(2)	51
07/31/14@	7.20	0.11	0.80	0.91	—	—	—	8.11	12.64	5,786	1.27	(2)†	2.91	(2)†	26

Emerging Markets Portfolio Class 3
01/31/10	4.20	0.06	3.15	3.21	—	—	—	7.41	76.43	147,907	1.55		0.82		224
01/31/11	7.41	0.03	1.83	1.86	(0.10)	—	(0.10)	9.17	25.19	188,041	1.57		0.35		173
01/31/12	9.17	0.04	(1.54)	(1.50)	(0.03)	—	(0.03)	7.64	(16.31)	179,113	1.57		0.53		96
01/31/13	7.64	0.06	0.46	0.52	(0.02)	—	(0.02)	8.14	6.89	172,565	1.54	(2)	0.75	(2)	178
01/31/14	8.14	0.11	(1.07)	(0.96)	(0.03)	—	(0.03)	7.15	(11.88)	159,494	1.44	(2)	1.43	(2)	51
07/31/14@	7.15	0.11	0.79	0.90	—	—	—	8.05	12.59	172,547	1.37	(2)†	2.88	(2)†	26

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/10	1/11	1/12	1/13	1/14	7/14†@
Emerging Markets Class 1	0.07%	0.06%	0.03%	0.04%	0.00%	0.00%
Emerging Markets Class 2	0.07	0.06	0.03	0.04	0.00	0.00
Emerging Markets Class 3	0.07	0.06	0.03	0.04	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
	1/13(1)	1/14(1)	7/14(1)†@	1/13(1)	1/14(1)	7/14(1)†@
Emerging Markets Class 1	1.29%	1.29%	1.21%	0.95%	1.56%	3.24%
Emerging Markets Class 2	1.44	1.44	1.36	0.93	1.44	2.82
Emerging Markets Class 3	1.54	1.54	1.46	0.75	1.33	2.79

See Notes to Financial Statements

361

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Foreign Value Portfolio Class 1
01/23/12#-01/31/12	$12.54	$0.03	$0.09	$0.12	$—	$—	$—	$12.66	0.96%	$613	0.89	%(1)†	1.09	%(1)†	12%
01/31/13	12.66	0.20	2.13	2.33	(0.25)	—	(0.25)	14.74	18.65	70,386	0.88	(1)	1.61	(1)	16
01/31/14	14.74	0.19	1.80	1.99	(0.31)	—	(0.31)	16.42	13.49	242,569	0.87	(1)	1.28	(1)	17
07/31/14@	16.42	0.37	0.48	0.85	—	—	—	17.27	5.18	460,370	0.83	(1)†	4.51	(1)†	3

Foreign Value Portfolio Class 2
01/31/10	9.86	0.26	3.59	3.85	(0.34)	(0.33)	(0.67)	13.04	38.76	37,971	1.08		2.12		25
01/31/11	13.04	0.25	1.40	1.65	(0.25)	—	(0.25)	14.44	12.73 (2)	35,790	1.08	(1)	1.91	(1)	10
01/31/12	14.44	0.36	(1.93)	(1.57)	(0.21)	—	(0.21)	12.66	(10.84)	26,568	1.06	(1)	2.67	(1)	12
01/31/13	12.66	0.33	1.98	2.31	(0.25)	—	(0.25)	14.72	18.49	25,910	1.04	(1)	2.53	(1)	16
01/31/14	14.72	0.24	1.71	1.95	(0.28)	—	(0.28)	16.39	13.27	23,442	1.02	(1)	1.60	(1)	17
07/31/14@	16.39	0.41	0.43	0.84	—	—	—	17.23	5.13	22,219	0.98	(1)†	4.77	(1)†	3

Foreign Value Portfolio Class 3
01/31/10	9.86	0.24	3.60	3.84	(0.33)	(0.33)	(0.66)	13.04	38.61	387,708	1.18		1.98		25
01/31/11	13.04	0.22	1.41	1.63	(0.24)	—	(0.24)	14.43	12.61 (2)	516,130	1.18	(1)	1.68	(1)	10
01/31/12	14.43	0.33	(1.91)	(1.58)	(0.20)	—	(0.20)	12.65	(10.94)	584,003	1.16	(1)	2.47	(1)	12
01/31/13	12.65	0.31	1.97	2.28	(0.24)	—	(0.24)	14.69	18.30	649,454	1.14	(1)	2.37	(1)	16
01/31/14	14.69	0.22	1.72	1.94	(0.27)	—	(0.27)	16.36	13.21	646,752	1.12	(1)	1.49	(1)	17
07/31/14@	16.36	0.40	0.43	0.83	—	—	—	17.19	5.07	652,291	1.08	(1)†	4.64	(1)†	3

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	Commencement of operations
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	01/10	1/11	1/12	1/13	1/14	7/14†@
Foreign Value Class 1	—%	—%	0.00%	0.00%	0.00%	0.00%
Foreign Value Class 2	—	0.00	0.00	0.00	0.00	0.00
Foreign Value Class 3	—	0.00	0.00	0.00	0.00	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

362

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

July 31, 2014 (unaudited)

At an in-person meeting held on March 26, 2014, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a subadvisory agreement between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and The Boston Company Asset Management, LLC (the “Subadviser”) with respect to the Capital Growth Portfolio (the “Portfolio”) (the “Subadvisory Agreement”). The Board, including the Independent Trustees, also approved the termination of the subadvisory agreement between SAAMCo and OppenheimerFunds, Inc. (“Oppenheimer”) with respect to the Portfolio.

In connection with the approval of the Subadvisory Agreement, the Board received materials related to certain factors used in its consideration whether to approve such Subadvisory Agreement. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services provided by the Subadviser, including a review of the investment performance of the Trust;

(3)	the size and structure of the subadvisory fee and any other material payments to the Subadviser and, in connection therewith, a review of the costs of services provided and the profits realized by the Subadviser and its affiliates from the relationship with the Trust;

(4)	the organizational capability and financial condition of the Subadviser and its affiliates;

(5)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(6)	the fees paid by the Adviser to the Subadviser for managing the Portfolio.

In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of the Subadviser and the amounts retained by SAAMCo; and (c) information regarding the Subadviser’s compliance and regulatory history.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Subadvisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (the “Subadvisor Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered expenses and performance of the Subadviser with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by the Subadviser. In making its evaluation, the Board considered that SAAMCo acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that the Subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

With respect to the Subadviser, the Board noted that the Subadviser is responsible for providing investment management services on a day-to-day basis. In such role, the Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolio they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning its activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities. The Board reviewed the Subadviser’s history, structure and size, and investment experience. The Board considered the Subadviser’s personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels. The Board was informed that in management’s judgment, the Subadviser has the size, viability and resources to attract and retain highly qualified investment professionals. The Board reviewed the qualifications, background and responsibilities of the Subadviser’s staff that is responsible for providing investment management services to the Portfolio.

363

The Board also reviewed and considered the Subadviser’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser to the Portfolio. The Board considered the Subadviser’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on the Subadviser’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by the Subadviser and that there was a reasonable basis on which to conclude that the Subadviser would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvisor Expense Group/Universe for the Portfolio. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadviser, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper Inc. (“Lipper”) as well as information provided by management. The Board also considered advisory fees received by the Subadviser with respect to other mutual funds and accounts with similar investment strategies to the Portfolio as well as performance data from management and the Subadviser with respect to the Portfolio and any other mutual funds or other accounts advised or subadvised by the Subadviser with similar investment objectives and/or strategies, as applicable.

The Subadvisor Expense Group consists of the Portfolio and a select group of funds that are chosen to be comparable to the Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category, asset size and expense components. The Subadvisor Expense Universe generally consists of the Portfolio, the funds in its Subadvisor Expense Group, and all other funds in the asset category or categories included in the Subadvisor Expense Group regardless of asset size or primary channel of distribution.

The performance information included information as of December 31, 2013 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar peer group, and a subadviser’s performance within a portfolio. The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolio’s fees and expenses and performance, the Board considered information, including but not limited to, the following expense and performance information provided by Lipper and management in making its determinations. It was noted that projected subadvisory fees and total expenses were calculated as of the Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Subadvisor Expense Group/Universe.

•

Capital Growth Portfolio.    The Board considered that the proposed subadvisory fees were below the medians of the Portfolio’s Subadvisor Expense Group/Universe. The Board also noted the Adviser’s proposal to contractually cap its management fee at 0.73% through April 30, 2015 if the Subadvisory Agreement was approved.

•

The Board further considered that Oppenheimer’s performance was within the bottom quintile with respect to its Lipper peer category for the one- and three-year periods and ranked fourth quintile for the five-year period. The Board also considered the composite performance of the proposed Subadviser’s U.S. Large Cap Growth Equity accounts for each of the last five years. The composite outperformed the Russell 1000® Growth Index for each year except for the third year during which the composite underperformed the Russell 1000 Growth Index.

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadviser is proposing to provide services at a cost that is competitive with other similar funds.

Cost of Services & Benefits Derived.

The Board noted SAAMCo’s proposal to aggregate the subadvisory fees the Subadviser receives from its role as a subadviser for the VALIC Company II (“VC II”) Capital Appreciation Fund, which is advised by The Variable Annuity Life Insurance Company, an affiliate of SAAMCo, for purposes of calculating the breakpoints in the subadvisory fee schedule. It was also noted that SAAMCo’s proposal to aggregate the Subadviser’s fees would be subject to the approval of VC II’s board of trustees and that if approved SAAMCo would retain more of its advisory fee.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolio were not unreasonable.

364

Profitability and Economies of Scale.

The Board noted that the subadvisory fees paid pursuant to the Subadvisory Agreement are paid by SAAMCo out of its advisory fees. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. The Board determined that the profitability to the Subadviser in connection with its relationship with the Portfolio is therefore not a material factor in their consideration of the Subadvisory Agreement.

The Board considered that the Subadvisory Agreement also contains breakpoints in the fee schedule, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreement, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadviser’s profitability and the costs of providing services, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Portfolio are not a material factor in its consideration at this time.

Terms of Subadvisory Agreement.

The Board, including the Independent Trustees, reviewed the terms of the Subadvisory Agreement including the duties and responsibilities undertaken by SAAMCo and the Subadviser as discussed above. The Board noted that the Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Subadvisory Agreement.

Conclusions.

In reaching its decision to recommend the approval of the Subadvisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Subadviser possesses the capability and resources to perform the duties required of it under the Subadvisory Agreement.

Further, based upon its review of the Subadvisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Subadvisory Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

365

SUNAMERICA SERIES TRUST

RESULTS OF JOINT SPECIAL SHAREHOLDER MEETING

Proxy Voting Results –

Joint Special Meeting Of The Shareholders

At a joint special meeting of shareholders held on March 24, 2014, the shareholders of SunAmerica Series Trust were asked to vote on the following proposals:

1.	Election of seven (7) Trustees to the Board. (Voted on by all Portfolios.)

Final Vote:

	For	Withheld
Carl D. Covitz	468,600,824.029	6,228,672.254
Gilbert T. Ray	468,739,828.177	6,089,667.901
Allan L. Sher	468,193,693.418	6,635,802.865
Bruce G. Willison	468,881,418.893	5,948,068.390
Garrett F. Bouton	468,825,804.081	6,003,692.202
Peter A. Harbeck	468,852,340.459	5,977,155.824
Jane Jelenko	468,661,226.372	6,168,269.911

2.	Amend And Restate The Declaration Of Trust Of Each Trust. (Voted on by all Portfolios.)

2A.	To amend the Declaration of Trust in any Respect in the future without shareholder approval.

Final Vote:

For	Against	Abstain
450,213,337.938	19,092,603.377	5,523,545.486

2B.	To permit the Board of Trustees to authorize the reorganization of the Trust, a portfolio or a class without shareholder approval when permitted by applicable law.

Final Vote:

For	Against	Abstain
452,362,572.194	17,036,123.116	5,430,800.993

2C.	To permit the Board of Trustees to determine circumstances under which a portfolio may involuntarily redeem a shareholder’s shares.

Final Vote:

For	Against	Abstain
451,973,002.759	16,755,326.438	4,616,167.085

2D.	To effect certain other changes.

Final Vote:

For	Against	Abstain
451,901,304.159	15,349,239.161	7,578,952.953

3.

To adopt, revise or eliminate the fundamental policies of the portfolios (to be voted on by each portfolio of each Trust, except VCPsm Value Portfolio and VCP Total Return Balancedsm Portfolio) as follows:

3A.	To revise the fundamental policy regarding borrowing money.

Final Vote:

	For	Against	Abstain
Aggressive Growth Portfolio	3,234,648.873	47,090.816	29,812.391
Alliance Growth Portfolio	2,647,261.896	75,879.450	73,719.590
Balanced Portfolio	1,531,818.230	129,993.642	67,424.398
Blue Chip Growth Portfolio	1,412,322.171	46,977.325	33,800.211
Capital Growth Portfolio	653,762.670	31,682.973	29,012.439

366

	For	Against	Abstain
Cash Management Portfolio	2,534,800.768	234,850.189	76,884.195
Corporate Bond Portfolio	34,501,850.331	436,088.659	291,057.147
Davis Venture Value Portfolio	9,877,760.058	406,760.455	241,828.359
“Dogs” of Wall Street Portfolio	6,109,980.157	135,517.205	55,453.829
Emerging Markets Portfolio	19,371,728.401	232,243.138	138,741.574
Equity Index Portfolio	43,464,598.685	16,837.917	5,111.756
Equity Opportunities Portfolio	4,267,624.418	53,278.233	39,880.575
Foreign Value Portfolio	18,902,718.538	224,554.707	136,781.851
Fundamental Growth Portfolio	6,807,674.588	45,256.431	32,532.957
Global Bond Portfolio	11,209,684.181	219,382.177	108,477.681
Global Equities Portfolio	16,802,485.647	58,666.071	25,763.840
Growth Opportunities Portfolio	9,022,882.157	119,485.550	85,775.285
Growth-Income Portfolio	11,423,707.154	96,866.572	70,621.419
High-Yield Bond Portfolio	28,491,983.988	355,350.098	366,687.096
International Diversified Equities Portfolio	3,286,481.804	146,652.864	122,015.916
International Growth and Income Portfolio	13,154,435.911	153,796.258	121,759.529
Marsico Focused Growth Portfolio	7,989,889.138	115,628.967	37,623.917
MFS Massachusetts Investors Trust Portfolio	21,001,175.548	120,626.910	102,935.426
MFS Total Return Portfolio	5,592,645.649	372,341.721	219,867.607
Mid-Cap Growth Portfolio	5,716,058.106	86,162.996	65,681.940
Real Estate Portfolio	7,836,464.951	188,134.600	77,588.534
Small & Mid Cap Value Portfolio	5,319,282.256	152,437.488	96,804.491
Small Company Value Portfolio	7,423,704.120	48,838.481	22,726.779
SunAmerica Dynamic Allocation Portfolio	58,036,005.187	4,303,091.496	2,220,447.588
SunAmerica Dynamic Strategy Portfolio	22,098,870.276	1,855,570.117	0.000
Technology Portfolio	1,728,130.542	95,603.981	51,853.575
Telecom Utility Portfolio	541,974.900	63,966.398	26,170.129
Total Return Bond Portfolio	63,652,826.047	952,752.904	372,056.222
VCP Total Return Balancedsm Portfolio	N/A	N/A	N/A
VCPsm Value Portfolio	N/A	N/A	N/A

3B.	To revise the fundamental policy regarding underwriting.

Final Vote:

	For	Against	Abstain
Aggressive Growth Portfolio	3,229,048.602	43,274.907	39,228.571
Alliance Growth Portfolio	2,654,070.561	66,608.209	76,182.166
Balanced Portfolio	1,547,109.337	115,267.375	66,859.558
Blue Chip Growth Portfolio	1.411.608.631	41,126.267	40,364.809
Capital Growth Portfolio	660,193.260	24,859.437	29,405.385
Cash Management Portfolio	2,597,448.945	139,696,514	109,389.693
Corporate Bond Portfolio	34,537,033.347	378,143.625	313,819.165
Davis Venture Value Portfolio	9,926,415.032	360,463.728	239,470.112
“Dogs” of Wall Street Portfolio	6,138,907.458	101,183.429	60,860.304
Emerging Markets Portfolio	19,386,206.641	206,801.772	149,704.700
Equity Index Portfolio	43,468,549.812	12,886.790	5,111,756
Equity Opportunities Portfolio	4,272,580.476	44,723.678	43,479.072
Foreign Value Portfolio	18,923,724.574	193,747.991	146,582.531
Fundamental Growth Portfolio	6,814,767.834	38,201.024	32,495.118
Global Bond Portfolio	11,259,499.473	165,116.988	112,927.578
Global Equities Portfolio	16,806,297.746	55,532.256	25,085.556
Growth Opportunities Portfolio	9,036,800.819	116,063.073	75,279.100
Growth-Income Portfolio	11,423,593.766	92,926.613	74,674.766
High-Yield Bond Portfolio	28,509,105.239	322,458.725	382,457.218
International Diversified Equities Portfolio	3,284,837.612	131,574.312	138,738.660
International Growth and Income Portfolio	13,135,534.765	166,315.027	128,141.906
Marsico Focused Growth Portfolio	8,015,850.757	87,799.563	39,491.702
MFS Massachusetts Investors Trust Portfolio	21,016,157.124	108,272.931	100,307.829
MFS Total Return Portfolio	5,621,595.406	316,584.288	246,675.283
Mid-Cap Growth Portfolio	5,710,310.611	88,892.338	68,700.093
Real Estate Portfolio	7,851,742.835	168,794.306	81,650.944

367

	For	Against	Abstain
Small & Mid Cap Value Portfolio	5,325,080.955	141,235.299	102,207.981
Small Company Value Portfolio	7,427,333.002	42,152.826	25,783.552
SunAmerica Dynamic Allocation Portfolio	58,520,959.213	3,737,293.047	2,301,292.011
SunAmerica Dynamic Strategy Portfolio	22,342,680.848	1,550,353.331	948,714.499
Technology Portfolio	1,724,980.479	79,084.351	71,523.268
Telecom Utility Portfolio	544,527.380	59,456.790	28,127.257
Total Return Bond Portfolio	63,695,608.929	876,790.423	405,235.821
VCP Total Return Balancedsm Portfolio	N/A	N/A	N/A
VCPsm Value Portfolio	N/A	N/A	N/A

3C.	To revise the fundamental policy regarding lending.

Final Vote:

	For	Against	Abstain
Aggressive Growth Portfolio	3,228,953.147	51,675.386	30,923.547
Alliance Growth Portfolio	2,643,667.583	75,606.985	77,586.368
Balanced Portfolio	1,536,255.332	126,486.065	66,494.873
Blue Chip Growth Portfolio	1,412,996.351	42,176.860	37,926.496
Capital Growth Portfolio	659,735.086	25,171.681	29,551.315
Cash Management Portfolio	2,588,159.281	157,892.439	100,483.432
Corporate Bond Portfolio	34,482,940.826	454,220.704	291,834.607
Davis Venture Value Portfolio	9,905,561.681	389,729.035	231,058.156
“Dogs” of Wall Street Portfolio	6,099,928.055	145,547.873	55,475.263
Emerging Markets Portfolio	19,367,799.251	233,218.964	141,694.898
Equity Index Portfolio	43,464,767.600	16,236.606	5,544.152
Equity Opportunities Portfolio	4,276,240.927	52,844.515	31,697.784
Foreign Value Portfolio	18,901,962.933	215,865.509	146,226.654
Fundamental Growth Portfolio	6,807,972.988	41,549.683	35,941.305
Global Bond Portfolio	11,200,889.230	226,388.652	110,266.157
Global Equities Portfolio	16,804,247.290	53,801.296	28,866.972
Growth Opportunities Portfolio	9,037,119.004	114,162.206	76,861.782
Growth-Income Portfolio	11,416,594.749	96,096.099	78,504.297
High-Yield Bond Portfolio	28,508,777.696	336,079.371	374,164.115
International Diversified Equities Portfolio	3,286,885.278	142,749.564	125,515.742
International Growth and Income Portfolio	13,127,727.671	167,937.414	134,326.613
Marsico Focused Growth Portfolio	7,981,758.435	121,976.699	39,406.888
MFS Massachusetts Investors Trust Portfolio	21,015,432.538	109,296.666	100,008.680
MFS Total Return Portfolio	5,602,903.979	341,653.954	240,297.044
Mid-Cap Growth Portfolio	5,692,139.012	105,237.178	70,526.852
Real Estate Portfolio	7,842,280.844	177,682.950	82,224.291
Small & Mid Cap Value Portfolio	5,306,135.561	157,771.521	104,617.153
Small Company Value Portfolio	7,421,150.828	46,021.739	28,096.813
SunAmerica Dynamic Allocation Portfolio	58,279,455.660	4,084,109.965	2,195,978.646
SunAmerica Dynamic Strategy Portfolio	22,157,308.002	1,836,137.400	848,303.276
Technology Portfolio	1,688,201.032	129,807.936	57,579.130
Telecom Utility Portfolio	545,771.258	59,241.807	27,098.362
Total Return Bond Portfolio	63,671,553.254	894,752.445	411,329.474
VCP Total Return Balancedsm Portfolio	N/A	N/A	N/A
VCPsm Value Portfolio	N/A	N/A	N/A

3D.	To adopt or revise the fundamental policy regarding the issuance of senior securities.

Final Vote:

	For	Against	Abstain
Aggressive Growth Portfolio	3,226,918.676	42,236.077	42,398.327
Alliance Growth Portfolio	2,648,428.812	76,323.348	71,108.776
Balanced Portfolio	1,522,464.776	121,092.527	84,968.967
Blue Chip Growth Portfolio	1,408,020.887	50,740,064	34,338.756
Capital Growth Portfolio	662,895.889	24,794.618	26,767.575
Cash Management Portfolio	2,625,417.469	140,867.823	80,459.860
Corporate Bond Portfolio	34,526,217.318	417,666.998	285,111.821

368

	For	Against	Abstain
Davis Venture Value Portfolio	9,910,430.832	362,508.533	253,409.507
“Dogs” of Wall Street Portfolio	6,108,908.568	137,561.014	54,481.609
Emerging Markets Portfolio	19,398,301.366	205,675.419	138.736.328
Equity Index Portfolio	43,468,127.707	12,876.499	5,544.152
Equity Opportunities Portfolio	4,272,033.338	49,215.383	39,534.505
Foreign Value Portfolio	18,935,773.383	191,777,560	136,504.153
Fundamental Growth Portfolio	6,809,193.831	41,909.526	34,360.619
Global Bond Portfolio	11,229,308.495	203,337.331	104,898.213
Global Equities Portfolio	16,803,693.290	55,741.883	27,480.385
Growth Opportunities Portfolio	9,047,228.973	108,681.385	72,232.634
Growth-Income Portfolio	11,421,962.788	99,400.181	69,832.176
High-Yield Bond Portfolio	28,513,570.255	321,183.128	379,267.799
International Diversified Equities Portfolio	3,303,869.755	123,090.815	128,190.014
International Growth and Income Portfolio	13,144,450.445	158,060.251	127,491.002
Marsico Focused Growth Portfolio	7,991,071.827	109,819.621	42,250.574
MFS Massachusetts Investors Trust Portfolio	21,023,415.997	101,819.569	99,502.318
MFS Total Return Portfolio	5,610,916.732	353,065.622	220,872.623
Mid-Cap Growth Portfolio	5,696,063.151	103,928.000	67,911.891
Real Estate Portfolio	7,860,910.837	162,668.408	78,608.840
Small & Mid Cap Value Portfolio	5,320,517.818	144,725.718	103,280.699
Small Company Value Portfolio	7,427,037.533	42,674.767	25,557.080
SunAmerica Dynamic Allocation Portfolio	58,533,427.176	3,781,451.704	2,244,655.391
SunAmerica Dynamic Strategy Portfolio	22,265,426.749	1,651,358.670	934,953.259
Technology Portfolio	1,694,479.281	120,390.039	60,718.778
Telecom Utility Portfolio	543,208.363	62,167.406	26,735.658
Total Return Bond Portfolio	63,746,903.748	811,837.356	418,894.069
VCP Total Return Balancedsm Portfolio	N/A	N/A	N/A
VCPsm Value Portfolio	N/A	N/A	N/A

3E.	To adopt or revise the fundamental policy regarding investing in real estate.

Final Vote:

	For	Against	Abstain
Aggressive Growth Portfolio	3,232,047.967	43,215.650	36,288.463
Alliance Growth Portfolio	2,667,038.630	57,803.985	72,018.321
Balanced Portfolio	1,538,704.244	112,894.923	77,637.103
Blue Chip Growth Portfolio	1,417,873.971	41,851.780	33,373.956
Capital Growth Portfolio	656,299.568	27,997.819	30,160.695
Cash Management Portfolio	2,520,223.477	209,189.275	117,122.400
Corporate Bond Portfolio	34,546,770.197	391,690.215	290,535.725
Davis Venture Value Portfolio	9,945,967.518	360,587.374	219,793.980
“Dogs” of Wall Street Portfolio	6,098,938.502	137,194.156	64,828.532
Emerging Markets Portfolio	19,410,201.783	190,144.752	142,366.678
Equity Index Portfolio	43,466,011.674	15,972.463	4,564.221
Equity Opportunities Portfolio	4,276,240.927	52,844.535	31,697.784
Foreign Value Portfolio	18,935,773.383	191,777.560	136,504.153
Fundamental Growth Portfolio	6,811,906.433	39,427.620	34,129.923
Global Bond Portfolio	11,231,874.696	197,877.910	107,791.433
Global Equities Portfolio	16,810,165.368	54,718.747	22,031.443
Growth Opportunities Portfolio	9,036,769.318	123,553.668	67,820.006
Growth-Income Portfolio	11,449,053.174	79,912.917	52,189.054
High-Yield Bond Portfolio	28,531,009.804	315,515.531	367,495.847
International Diversified Equities Portfolio	3,322,854.676	110,183.288	122,112.620
International Growth and Income Portfolio	13,158,889.331	133,875.521	137,226.846
Marsico Focused Growth Portfolio	9,980,016.251	125,316.500	37,809.271
MFS Massachusetts Investors Trust Portfolio	21,014,639.079	112,655.768	97,443.037
MFS Total Return Portfolio	5,607,942.096	334,500.048	242,412.833
Mid-Cap Growth Portfolio	5,722,065.019	81,095.621	64,742.402
Real Estate Portfolio	7,899,923.573	125,658.933	76,605.579
Small & Mid Cap Value Portfolio	5,341,729.057	129,092.407	97,702.771
Small Company Value Portfolio	7,428,643.320	42,480.152	24,145.908

369

	For	Against	Abstain
SunAmerica Dynamic Allocation Portfolio	58,888,766.718	3,675,075.939	1,995,701.614
SunAmerica Dynamic Strategy Portfolio	23,389,922.127	1,552,423.337	899,403.214
Technology Portfolio	1,703,132.573	114,876.395	57,579.130
Telecom Utility Portfolio	531,214.960	62,927.077	37,969.390
Total Return Bond Portfolio	63,807,039.800	810,200.453	360,394.920
VCP Total Return Balancedsm Portfolio	N/A	N/A	N/A
VCPsm Value Portfolio	N/A	N/A	N/A

3F.	To adopt or revise the fundamental policy regarding investing in commodities.

Final Vote:

	For	Against	Abstain
Aggressive Growth Portfolio	3,237,953.578	35,736.584	37,861.918
Alliance Growth Portfolio	2,656,321.080	66,665.413	73,874.443
Balanced Portfolio	1,525,444.789	123,095.239	80,696.242
Blue Chip Growth Portfolio	1,411,181.584	47,446.459	34,471.664
Capital Growth Portfolio	657,932.909	27,700.316	28,824.857
Cash Management Portfolio	2,546,363.515	215,751.269	84,420.368
Corporate Bond Portfolio	34,509,264.577	424,251.683	295,479.877
Davis Venture Value Portfolio	9,899,912.418	399,998.915	226,437.539
“Dogs” of Wall Street Portfolio	6,094,996.386	137,917.683	68,037.122
Emerging Markets Portfolio	19,394,983.269	210,492.834	137,237.010
Equity Index Portfolio	43,468,418.961	13,565.176	4,564.221
Equity Opportunities Portfolio	4,276,047.278	53,534.038	31,201.910
Foreign Value Portfolio	18,910,382.973	212,817.427	140,854.696
Fundamental Growth Portfolio	6,810,620.273	41,545.563	33,298.140
Global Bond Portfolio	11,207,156.518	223,784.949	106,602.572
Global Equities Portfolio	16,808,783.350	56,375.839	21,756.369
Growth Opportunities Portfolio	9,036,769.318	123,553.668	67,820.006
Growth-Income Portfolio	11,434,914.032	88,376.448	67,904.665
High-Yield Bond Portfolio	28,533,663.797	312,255.353	368,102.032
International Diversified Equities Portfolio	3,295,720.618	133,574.519	125,855.447
International Growth and Income Portfolio	13,168,627.139	134,742.372	126,622.187
Marsico Focused Growth Portfolio	7,977,997.158	125,774.909	39,369.955
MFS Massachusetts Investors Trust Portfolio	21,022,056.818	106,409.012	96,272.054
MFS Total Return Portfolio	5,586,850.281	380,735.411	217,269,.85
Mid-Cap Growth Portfolio	5,713,830.899	87,483.077	66,589.066
Real Estate Portfolio	7,855,557.208	171,700.916	74,929.961
Small & Mid Cap Value Portfolio	5,332,392.000	137,391.555	89,740.680
Small Company Value Portfolio	7,427,025.545	44,228.678	24,015.157
SunAmerica Dynamic Allocation Portfolio	58,750,474.655	3,795,061.196	2,014,008.430
SunAmerica Dynamic Strategy Portfolio	22,369,384.281	1,604,072.836	868,291.561
Technology Portfolio	1,706,030.721	111,978.247	57,579.130
Telecom Utility Portfolio	42,015.776	63,903.629	26,192.022
Total Return Bond Portfolio	63,755,520.735	860,598.910	361,515.528
VCP Total Return Balancedsm Portfolio	N/A	N/A	N/A
VCPsm Value Portfolio	N/A	N/A	N/A

3G.	To revise the fundamental policy regarding concentration.

Final Vote:

	For	Against	Abstain
Aggressive Growth Portfolio	3,231,413.782	37,957.767	42,180.551
Alliance Growth Portfolio	2,652,687.149	62,971.724	81,202.063
Balanced Portfolio	1,532,852.952	113,052.830	83,330.488
Blue Chip Growth Portfolio	1,410,293.042	43,688.505	39,118.160
Capital Growth Portfolio	663,699.089	27,262,624	23,496.369
Cash Management Portfolio	2,596,927.499	167,768.659	81,838.994
Corporate Bond Portfolio	34,530,416.713	391,976.456	306,602.968
Davis Venture Value Portfolio	9,904,783.511	375,534.534	246,030.827
“Dogs” of Wall Street Portfolio	6,108,806.040	133,389.850	58,755.301

370

	For	Against	Abstain
Emerging Markets Portfolio	19,397,516.029	211,114.174	134,082.910
Equity Index Portfolio	43,467,758.004	13,643.325	5,147.029
Equity Opportunities Portfolio	4,263,713.046	51,646.403	45,363.777
Foreign Value Portfolio	18,915,795.332	205,214.144	143,045.620
Fundamental Growth Portfolio	6,815,832.994	36,493.060	33,137.922
Global Bond Portfolio	11,208,646.773	209,916.013	118,981.253
Global Equities Portfolio	16,809,898.565	52,606.386	24,410.607
Growth Opportunities Portfolio	9,054,495.582	107,522.975	66,124.435
Growth-Income Portfolio	11,423,605.187	95,438.988	72,150.970
High-Yield Bond Portfolio	28,531,037.727	288,831.416	394,152.039
International Diversified Equities Portfolio	3,306,742.631	127,409.236	120,998.717
International Growth and Income Portfolio	13,160,186.743	147,435.145	122,369.910
Marsico Focused Growth Portfolio	7,980,826.359	120,545.982	41,769.681
MFS Massachusetts Investors Trust Portfolio	21,024,067.459	102,892.842	97,777.583
MFS Total Return Portfolio	5,598,723.813	350,882.810	235,248.354
Mid-Cap Growth Portfolio	5,722,427.877	83,534.809	61,940.356
Real Estate Portfolio	7,907,937.862	125,119.418	69,130.805
Small & Mid Cap Value Portfolio	5,341,441.995	129,739.331	97,342.909
Small Company Value Portfolio	7,432,833.182	39,200.359	23,235.839
SunAmerica Dynamic Allocation Portfolio	58,137,440.937	3,818,585.742	2,603,517.592
SunAmerica Dynamic Strategy Portfolio	22,211,303.398	1,552,641.146	1,077,804.134
Technology Portfolio	1,701,057.529	115,963.309	58,567.260
Telecom Utility Portfolio	564,826.024	30,215.308	37,068.095
Total Return Bond Portfolio	63,767,686.385	821,654.230	388,294.558
VCP Total Return Balancedsm Portfolio	N/A	N/A	N/A
VCPsm Value Portfolio	N/A	N/A	N/A

3H.	To remove the fundamental policy regarding diversification.

Final Vote:

	For	Against	Abstain
Aggressive Growth Portfolio	3,225,545.225	54,993.246	31,013.609
Alliance Growth Portfolio	2,640,407.958	90,190.510	66,262.468
Balanced Portfolio	1,518,407.128	151,822.488	59,006.654
Blue Chip Growth Portfolio	1,398,932.071	60,545.161	33,622.475
Capital Growth Portfolio	660,964.501	29,097.273	24,396.218
Cash Management Portfolio	2,506,934.863	235,790.573	103,809.716
Corporate Bond Portfolio	34,459,122.159	494,580.851	275,293.127
Davis Venture Value Portfolio	9,857,842.752	440,016.707	228,489.413
“Dogs” of Wall Street Portfolio	N/A	N/A	N/A
Emerging Markets Portfolio	19,353,302.781	257,154.611	132,255.721
Equity Index Portfolio	43,464,268.720	14,022.554	8,257.084
Equity Opportunities Portfolio	4,263,435.445	57,537.999	39,809.782
Foreign Value Portfolio	18,882,284.349	239,915.260	141,855.487
Fundamental Growth Portfolio	6,813,888.029	41,901.164	29,674.783
Global Bond Portfolio	N/A	N/A	N/A
Global Equities Portfolio	16,803,564.495	57,758.269	25,592.794
Growth Opportunities Portfolio	9,022,761.454	122,254.866	83,126.672
Growth-Income Portfolio	11,409,927.434	113,659.429	67,608.282
High-Yield Bond Portfolio	28,392,620.968	466,159.942	355,240.272
International Diversified Equities Portfolio	3,289,252.248	142,533.073	123,365.263
International Growth and Income Portfolio	13,144,553.958	154,999.206	130,498.534
Marsico Focused Growth Portfolio	N/A	N/A	N/A
MFS Massachusetts Investors Trust Portfolio	21,001,205.009	121,465.731	102,067.144
MFS Total Return Portfolio	5,568,350.580	403,051.154	213,453.243
Mid-Cap Growth Portfolio
Real Estate Portfolio	7,885,561.929	140.531	76,094.409
Small & Mid Cap Value Portfolio	5,322,592.354	150,780.325	95,151.556
Small Company Value Portfolio	7,421,799.716	50,087.313	23,382.351
SunAmerica Dynamic Allocation Portfolio	57,433,569.301	4,851,233.933	2,274,741.037
SunAmerica Dynamic Strategy Portfolio	21,678,748.997	2,229,176.395	993,823.286

371

	For	Against	Abstain
Technology Portfolio	1,693,891.470	120,779.719	60,916.909
Telecom Utility Portfolio	560,396.776	45,340.968	26,373.683
Total Return Bond Portfolio	N/A	N/A	N/A
VCP Total Return Balancedsm Portfolio	N/A	N/A	N/A
VCPsm Value Portfolio	N/A	N/A	N/A

3I.	To remove the fundamental policy regarding the purchase of securities on margin.

Final Vote:

	For	Against	Abstain
Aggressive Growth Portfolio	3,216,143.460	64,193.523	31,194.793
Alliance Growth Portfolio	2,632,661.033	92,723.306	71,476.597
Balanced Portfolio	1,518,407.128	151.822.488	59,006.654
Blue Chip Growth Portfolio	1,392,027.688	67,245.497	33,826.522
Capital Growth Portfolio	656,361.387	33,068.990	25,027.705
Cash Management Portfolio	N/A	N/A	N/A
Corporate Bond Portfolio	34,373,179.808	581,682.450	274,133.489
Davis Venture Value Portfolio	9,776,354.913	522,754.485	227,239.474
“Dogs” of Wall Street Portfolio	6,075,417.495	168,837.979	56,695.717
Emerging Markets Portfolio	19,315,098.177	298,265.791	129,349.145
Equity Index Portfolio	43,461,850.480	16,837.917	7,859.961
Equity Opportunities Portfolio	4,259,405.794	70,354.931	31,022.501
Foreign Value Portfolio	18,841,663.890	280.862.920	141,528.286
Fundamental Growth Portfolio	6,803,723.178	50,995.950	30,744.848
Global Bond Portfolio	11,140,327.350	287,467.653	109,749.036
Global Equities Portfolio	16,795,460.384	64,582.852	26,872.322
Growth Opportunities Portfolio	9,000,721.536	153,865.342	73,556.144
Growth-Income Portfolio	11,389,607.388	127,724.382	73,863.375
High-Yield Bond Portfolio	28,311,402.467	544,237.241	358,381.474
International Diversified Equities Portfolio	3,268,441.998	167,917.502	118,791.084
International Growth and Income Portfolio	13,104,610.115	202,682.138	122,699.445
Marsico Focused Growth Portfolio	7,967,385.946	146,975.572	28,780.504
MFS Massachusetts Investors Trust Portfolio	20,981,279.886	141,568.481	101,889.517
MFS Total Return Portfolio	5,509,314.649	474,541.437	200,998.891
Mid-Cap Growth Portfolio	5,690,149.591	118,623.817	59,129.634
Real Estate Portfolio	7,815,213.957	208,997.853	77,976.275
Small & Mid Cap Value Portfolio	5,298,137.616	172,471.437	97,915.182
Small Company Value Portfolio	7,412,230.027	60,165.254	22,874.099
SunAmerica Dynamic Allocation Portfolio	56,764,763.602	5,483,443.575	2,311,337.094
SunAmerica Dynamic Strategy Portfolio	21,534,705.267	2,343,551.485	963,491.926
Technology Portfolio	1,660,843.475	144,818.264	69,926.359
Telecom Utility Portfolio	523,343.654	80,434.501	28,333.272
Total Return Bond Portfolio	63,512,821.710	1,036,289.936	428,523.527
VCP Total Return Balancedsm Portfolio	N/A	N/A	N/A
VCPsm Value Portfolio	N/A	N/A	N/A

3J.	To remove the fundamental policy regarding short sales.

Final Vote:

	For	Against	Abstain
Cash Management Portfolio	2,493,232.454	276,643,729	76,658.969

4.	To change the classification under the Investment Company Act of 1940 of the Real Estate Portfolio from a diversified fund to a non-diversified fund (to be voted on by the Real Estate Portfolio only).

Final Vote:

	For	Against	Abstain
Real Estate Portfolio	7,884,276.603	138,643.340	79,319.125

372

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

373

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED	PRSRT STD U.S. POSTAGE PAID MENASHA, WI PERMIT NO. 41

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411SAR.11 (9/14)

Item 2.    Code of Ethics.

Not applicable.

Item 3.    Audit Committee Financial Expert.

Not applicable.

Item 4.    Principal Accountant Fees and Services.

Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

Included in Item 1 to the Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 8, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: October 8, 2014